                                   FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:           811-8255

Exact name of registrant as                   The World Funds, Inc.
specified in charter:

Address of principal executive                8730 Stony Point Parkway,
offices:                                      Suite 205
                                              Richmond, VA 23235

Name and address of agent for                 Thomas S. Harman
service:                                      Morgan Lewis & Bockius LLP
                                              1111 Pennsylvania Avenue,N.W.
                                              Washington, D.C. 20004

Registrant's telephone                        800-527-9525
number,including area code:

Date of fiscal year end:                      December 31st

Date of reporting period:                     June 30, 2007

<PRE>

Epoch Global Equity Shareholder Yield Fund
--------------------------------------------------------------------------------------------------------------------------
 ABN AMRO HOLDING NV                                                                         Agenda Number:  701183991
--------------------------------------------------------------------------------------------------------------------------
    Security:  N0030P459                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Apr-2007
        ISIN:  NL0000301109
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting

1.     Opening of the general meeting of shareholders            Non-Voting
       and announcements

2.     Adoption of the minutes of the general meeting            Non-Voting
       of shareholders held in 2006

3.     Report of the Managing Board for the year 2006            Non-Voting

4.A    Adopt the 2006 financial statements                       Mgmt          No vote

4.B    Adopt the 2006 dividend                                   Mgmt          No vote

5.A    Grant discharge to the Members of the Managing            Mgmt          No vote
       Board in respect of their Management during
       the past FY as specified

5.B    Grant discharge to the Members of the Supervisory         Mgmt          No vote
       Board in respect of their supervision during
       the past FY as specified

6.     Approve the changes to the Managing Board Compensation    Mgmt          No vote
       Policy with retrospective effect from 01 JAN
       2007

7.A    Appoint Mrs. A.M. Llopis Rivas as a new Member            Mgmt          No vote
       of the Supervisory Board

7.B    Re-appoint Mr. D.R.J. Baron De Rothschild as              Mgmt          No vote
       a Member of the Supervisory Board

7.C    Re-appoint Mr. P. Scaroni as a Member of the              Mgmt          No vote
       Supervisory Board

7.D    Re-appoint Lord. C. Sharman of Redlynch as a              Mgmt          No vote
       Member of the Supervisory Board

7.E    Re-appoint Mr. M.V. Pratini De Moraes as a Member         Mgmt          No vote
       of the Supervisory Board

8.     Authorize the Managing Board ain agreement with           Mgmt          No vote
       Section 2:98 Netherlands Civil Codea, subject
       to the approval of the Supervisory Board, to
       have the Company acquire shares in its own
       capital, for a consideration, up to the maximum
       number that may, by virtue of the provisions
       of Section 2:98a2a of the Netherlands Civil
       Code, be acquired by the Company

9.A    Appoint the Managing Board for a period of 18             Mgmt          No vote
       months from 27 APR 2007, as the body authorized
       to act, subject to the approval of the Supervisory
       Board to issue ordinary shares, convertible
       preference shares and preference financing
       shares, including the grant of rights to take
       up shares of such classes, provided that: an
       overall maximum of 10% of the issued capital
       as at 27 APR 2007 is not exceeded; the price
       is not below par, subject to the provisions
       of Section 2:80 a2a of the Netherlands Civil
       Code; and the subject to such further conditions
       as may be decided by the Managing Board on
       each issue, with the approval of the Supervisory
       Board

9.B    Appoint the Managing Board for a period of 18             Mgmt          No vote
       months from 27 APR 2007, as the body authorized
       to act, subject to the approval of the Supervisory
       Board to restrict or exclude shareholders
       pre-emptive rights under the Law or the Articles
       of Association on the issue of ordinary shares,
       convertible preference shares and preference
       financing shares or on the granting of rights
       to take up such shares, in accordance with
       the authorization as specified

10.    Report of the Managing Board with respect to              Non-Voting
       the ABN AMRO strategy and recent events

11.1   Approve, a shareholder vote on the principle              Mgmt          No vote
       that it is in the best interests of all shareholders,
       other stakeholders and the Company for the
       Managing Board of ABN AMRO to actively pursue
       any possibilities to sell, spin-off or merge
       some or all of the major businesses of the
       Company to maximize shareholder value

11.2   Approve, a shareholder vote on the principle              Mgmt          No vote
       that it is in the best interests of all shareholders,
       other stakeholders and the Company for the
       Managing Board of ABN AMRO to return the cash
       proceeds of any major businesses disposals
       to all shareholders by way of a share buyback
       or special dividend

11.3   Approve, a shareholder vote on the principle              Mgmt          No vote
       that it is in the best interests of all shareholders,
       other stakeholders and the Company for the
       Managing Board of ABN AMRO to actively pursue
       any possibilities to sell or merge the whole
       Company to maximize shareholder value

11.4   Approve, a shareholder vote on the principle              Mgmt          No vote
       that it is in the best interests of all shareholders,
       other stakeholders and the Company for the
       Managing Board of ABN AMRO to report to shareholders
       upon the outcome of such active investigations
       referred to in the above paragraphs within
       6 months from the date of the AGM

11.5   Approve, a shareholder vote on the principle              Mgmt          No vote
       that it is in the best interests of all shareholders,
       other stakeholders and the Company for the
       Managing Board of ABN AMRO to cease the pursuit,
       for a period of 6 months from the date of the
       AGM, of any major business acquisitions, including
       the rumoured acquisition of Capitalia SpA which
       has been the subject of repeated speculation
       in the public press

12     Transact any other business                               Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 ADVANCED INFO SERVICE PUBLIC CO LTD                                                         Agenda Number:  701037803
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y0014U183                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  08-Aug-2006
        ISIN:  TH0268010Z11
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT PARTIAL AND SPLIT VOTING ARE             Non-Voting
       NOT ALLOWED. THANK YOU

1.     Approve to inform other matters                           Mgmt          For                            For

2.     Approve to certify the minutes of the 2006 AGM            Mgmt          For                            For
       of shareholders held on 24 APR 2006

3.     Approve the issuing and offering of unsubordinated        Mgmt          For                            For
       and unsecured debentures not exceeding THB
       25 billion or its equivalent in other currency

4.     Other business                                            Mgmt          Against                        Against

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting
       IN THE PARTIAL AND SPLIT VOTING CONDITION.
       IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE
       DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS.THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 ALTRIA GROUP, INC.                                                                          Agenda Number:  932652349
--------------------------------------------------------------------------------------------------------------------------
    Security:  02209S103                                                             Meeting Type:  Annual
      Ticker:  MO                                                                    Meeting Date:  26-Apr-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       ELIZABETH E. BAILEY                                       Mgmt          For                            For
       HAROLD BROWN                                              Mgmt          For                            For
       MATHIS CABIALLAVETTA                                      Mgmt          For                            For
       LOUIS C. CAMILLERI                                        Mgmt          For                            For
       J. DUDLEY FISHBURN                                        Mgmt          For                            For
       ROBERT E.R. HUNTLEY                                       Mgmt          For                            For
       THOMAS W. JONES                                           Mgmt          For                            For
       GEORGE MUNOZ                                              Mgmt          For                            For
       LUCIO A. NOTO                                             Mgmt          For                            For
       JOHN S. REED                                              Mgmt          For                            For
       STEPHEN M. WOLF                                           Mgmt          For                            For

02     RATIFICATION OF THE SELECTION OF INDEPENDENT              Mgmt          For                            For
       AUDITORS

03     STOCKHOLDER PROPOSAL 1 - CUMULATIVE VOTING                Shr           For                            Against

04     STOCKHOLDER PROPOSAL 2 - INFORMING CHILDREN               Shr           Against                        For
       OF THEIR RIGHTS IF FORCED TO INCUR SECONDHAND
       SMOKE

05     STOCKHOLDER PROPOSAL 3 - STOP ALL COMPANY-SPONSORED       Shr           Against                        For
       CAMPAIGNS ALLEGEDLY ORIENTED TO PREVENT YOUTH
       FROM SMOKING

06     STOCKHOLDER PROPOSAL 4 - GET OUT OF TRADITIONAL           Shr           Against                        For
       TOBACCO BUSINESS BY 2010

07     STOCKHOLDER PROPOSAL 5 - ANIMAL WELFARE POLICY            Shr           Against                        For




--------------------------------------------------------------------------------------------------------------------------
 AMERICAN CAMPUS COMMUNITIES, INC.                                                           Agenda Number:  932662679
--------------------------------------------------------------------------------------------------------------------------
    Security:  024835100                                                             Meeting Type:  Annual
      Ticker:  ACC                                                                   Meeting Date:  03-May-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       WILLIAM C. BAYLESS JR.                                    Mgmt          For                            For
       R.D. BURCK                                                Mgmt          For                            For
       G. STEVEN DAWSON                                          Mgmt          For                            For
       CYDNEY C. DONNELL                                         Mgmt          For                            For
       EDWARD LOWENTHAL                                          Mgmt          For                            For
       BRIAN B. NICKEL                                           Mgmt          For                            For
       SCOTT H. RECHLER                                          Mgmt          Withheld                       Against
       WINSTON W. WALKER                                         Mgmt          For                            For

02     RATIFICATION OF ERNST & YOUNG AS OUR INDEPENDENT          Mgmt          For                            For
       AUDITORS FOR 2007




--------------------------------------------------------------------------------------------------------------------------
 AMSOUTH BANCORPORATION                                                                      Agenda Number:  932577565
--------------------------------------------------------------------------------------------------------------------------
    Security:  032165102                                                             Meeting Type:  Special
      Ticker:  ASO                                                                   Meeting Date:  03-Oct-2006
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     ADOPTION OF THE AGREEMENT AND PLAN OF MERGER,             Mgmt          For                            For
       BY AND BETWEEN REGIONS FINANCIAL CORPORATION
       AND AMSOUTH BANCORPORATION, DATED AS OF MAY
       24, 2006, AS IT MAY BE AMENDED FROM TIME TO
       TIME, PURSUANT TO WHICH AMSOUTH BANCORPORATION
       WILL BE MERGED WITH AND INTO REGIONS FINANCIAL
       CORPORATION.

02     APPROVE THE ADJOURNMENT OF THE AMSOUTH SPECIAL            Mgmt          For                            For
       MEETING, IF NECESSARY OR APPROPRIATE, TO SOLICIT
       ADDITIONAL PROXIES.




--------------------------------------------------------------------------------------------------------------------------
 APN NEWS & MEDIA LTD                                                                        Agenda Number:  701225686
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q1076J107                                                             Meeting Type:  CRT
      Ticker:                                                                        Meeting Date:  25-May-2007
        ISIN:  AU000000APN4
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, pursuant to and in accordance with               Mgmt          For                            For
       Section 411 of the Corporations Act, the Scheme
       of Arrangement for the acquisition of all shares
       in APN by a consortium comprising Independent
       News & Media, Providence Equity Partners and
       the Carlyle Group, as specified




--------------------------------------------------------------------------------------------------------------------------
 APN NEWS & MEDIA LTD                                                                        Agenda Number:  701225751
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q1076J107                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  25-May-2007
        ISIN:  AU000000APN4
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting

1.     Approve, for the purposes of Item 7 of Section            Mgmt          For                            For
       611 of the Corporation Act 2001 aCtha and all
       other purposes, subject to the Scheme becoming
       effective, the INMH sale as specified




--------------------------------------------------------------------------------------------------------------------------
 ARNOLDO MONDADORI EDITORE SPA, MILANO                                                       Agenda Number:  701178243
--------------------------------------------------------------------------------------------------------------------------
    Security:  T6901G126                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  23-Apr-2007
        ISIN:  IT0001469383
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       24 APR 2007 AT THE SAME TIME AND SAME PLACE.
       CONSEQUENTLY, YOUR VOTING INSTRUCTIONS WILL
       REMAIN VALID FOR ALL CALLS UNLESS THE AGENDA
       IS AMENDED. PLEASE BE ALSO ADVISED THAT YOUR
       SHARES WILL BE BLOCKED UNTIL THE QUORUM IS
       MET OR THE MEETING IS CANCELLED. THANK YOU

       PLEASE NOTE THAT IN ADDITION TO INTESA SANPAOLO           Non-Voting
       S STANDARD FEES FOR THE ISSUING OF COMMUNICATIONS
       TO THE COMPANIES TO ATTEND THE MEETINGS, YOU
       WILL BE CHARGED DIRECTLY AND ON A SEPARATE
       BASIS WITH THE PROXY AGENT S FEES, WHICH RANGE
       FROM EUR 300 TO EUR 500 PER MEETING. THANK
       YOU.

1.     Receive the balance sheet as of 31 DEC 2006,              Mgmt          No vote
       Board of Directors  report on management activity,
       Internal Auditors and External Auditors  reports
       resolutions related thereto, and consolidated
       balance sheet as of 31 DEC 2006 and related
       annex

2.     Grant authority to purchase and dispose of own            Mgmt          No vote
       shares, as per Articles 2357 and 2357 ter of
       the Italian Civil Code

3.     Appoint the External Auditors for balance sheet           Mgmt          No vote
       and consolidated balance sheet auditing activity,
       as per Article 159 of the Law Decree 58/1998,
       and for the limited review at the half-yearly
       reports

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting
       OF RECORD DATE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 AT&T INC.                                                                                   Agenda Number:  932552551
--------------------------------------------------------------------------------------------------------------------------
    Security:  00206R102                                                             Meeting Type:  Special
      Ticker:  T                                                                     Meeting Date:  21-Jul-2006
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     APPROVE ISSUANCE OF AT&T COMMON SHARES REQUIRED           Mgmt          For                            For
       TO BE ISSUED PURSUANT TO THE MERGER AGREEMENT,
       DATED AS OF MARCH 4, 2006, BY AND AMONG BELLSOUTH
       CORPORATION, AT&T INC. AND ABC CONSOLIDATION
       CORP., AS IT MAY BE AMENDED.




--------------------------------------------------------------------------------------------------------------------------
 AT&T INC.                                                                                   Agenda Number:  932646360
--------------------------------------------------------------------------------------------------------------------------
    Security:  00206R102                                                             Meeting Type:  Annual
      Ticker:  T                                                                     Meeting Date:  27-Apr-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A01    ELECTION OF DIRECTOR: WILLIAM F. ALDINGER III             Mgmt          For                            For

A02    ELECTION OF DIRECTOR: GILBERT F. AMELIO                   Mgmt          For                            For

A03    ELECTION OF DIRECTOR: REUBEN V. ANDERSON                  Mgmt          For                            For

A04    ELECTION OF DIRECTOR: JAMES H. BLANCHARD                  Mgmt          For                            For

A05    ELECTION OF DIRECTOR: AUGUST A. BUSCH III                 Mgmt          For                            For

A06    ELECTION OF DIRECTOR: JAMES P. KELLY                      Mgmt          For                            For

A07    ELECTION OF DIRECTOR: CHARLES F. KNIGHT                   Mgmt          For                            For

A08    ELECTION OF DIRECTOR: JON C. MADONNA                      Mgmt          For                            For

A09    ELECTION OF DIRECTOR: LYNN M. MARTIN                      Mgmt          For                            For

A10    ELECTION OF DIRECTOR: JOHN B. MCCOY                       Mgmt          For                            For

A11    ELECTION OF DIRECTOR: MARY S. METZ                        Mgmt          For                            For

A12    ELECTION OF DIRECTOR: TONI REMBE                          Mgmt          For                            For

A13    ELECTION OF DIRECTOR: JOYCE M. ROCHE                      Mgmt          For                            For

A14    ELECTION OF DIRECTOR: RANDALL L. STEPHENSON               Mgmt          For                            For

A15    ELECTION OF DIRECTOR: LAURA D ANDREA TYSON                Mgmt          For                            For

A16    ELECTION OF DIRECTOR: PATRICIA P. UPTON                   Mgmt          For                            For

A17    ELECTION OF DIRECTOR: EDWARD E. WHITACRE, JR.             Mgmt          For                            For

B02    RATIFY APPOINTMENT OF INDEPENDENT AUDITORS                Mgmt          For                            For

B03    APPROVE THE AT&T SEVERANCE POLICY                         Mgmt          For                            For

C04    STOCKHOLDER PROPOSAL A                                    Shr           Against                        For

C05    STOCKHOLDER PROPOSAL B                                    Shr           For                            Against

C06    STOCKHOLDER PROPOSAL C                                    Shr           For                            Against

C07    STOCKHOLDER PROPOSAL D                                    Shr           For                            Against

C08    STOCKHOLDER PROPOSAL E                                    Shr           For                            Against




--------------------------------------------------------------------------------------------------------------------------
 AUTOMATIC DATA PROCESSING, INC.                                                             Agenda Number:  932587732
--------------------------------------------------------------------------------------------------------------------------
    Security:  053015103                                                             Meeting Type:  Annual
      Ticker:  ADP                                                                   Meeting Date:  14-Nov-2006
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       GREGORY D. BRENNEMAN                                      Mgmt          For                            For
       LESLIE A. BRUN                                            Mgmt          For                            For
       GARY C. BUTLER                                            Mgmt          For                            For
       LEON G. COOPERMAN                                         Mgmt          For                            For
       R. GLENN HUBBARD                                          Mgmt          For                            For
       JOHN P. JONES                                             Mgmt          For                            For
       ANN DIBBLE JORDAN                                         Mgmt          For                            For
       FREDERIC V. MALEK                                         Mgmt          For                            For
       HENRY TAUB                                                Mgmt          For                            For
       ARTHUR F. WEINBACH                                        Mgmt          For                            For

02     APPROVAL OF THE COMPANY S AMENDED AND RESTATED            Mgmt          For                            For
       EXECUTIVE INCENTIVE COMPENSATION PLAN

03     APPOINTMENT OF DELOITTE & TOUCHE LLP                      Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 AWG PLC                                                                                     Agenda Number:  701030429
--------------------------------------------------------------------------------------------------------------------------
    Security:  G0688X190                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jul-2006
        ISIN:  GB0033126615
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited accounts of the Company               Mgmt          For                            For
       for the YE 31 MAR 2006 and the annual report
       of the Directors and of the Auditors thereon

2.     Declare the final dividend for the YE 31 MAR              Mgmt          For                            For
       2006 of 36 pence per ordinary share, to be
       payable on 15 SEP 2006 to the ordinary shareholders
       whose names appear on the register of the Members
       at the close of business of 11 AUG 2006

3.     Approve the Company s remuneration report for             Mgmt          For                            For
       the FYE 31 Mar 2006, contained on the Pages
       51 to 58 of the annual report and the accounts

4.     Elect Mr. Roger Witcomb as a Director, who is             Mgmt          For                            For
       recommended by the Directors and in accordance
       with the Articles 103 and 126 of the Company
       s Articles of Association

5.     Re-elect Mr. Jim McKenna as a Director, who               Mgmt          For                            For
       is recommended by the Directors and in accordance
       with Article 124 of the Company s Articles
       of Association

6.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Company s Auditors, to hold the office until
       the conclusion of next general meeting at which
       the accounts are laid before the Company

7.     Authorize the Directors of the Company, through           Mgmt          For                            For
       the Audit Committee, to determine the remuneration
       of the Company s Auditors

8.     Authorize the Directors, in substitution for              Mgmt          For                            For
       all previous authorities conferred by Article
       7 of the Company s Articles of Association
       and pursuant to Section 80 of the Act, to allot
       relevant securities  Section 80(2) of the Companies
       Act 1985  up to an aggregate nominal amount
       GBP 9,385,367;  Authority expires the earlier
       of the conclusion of the AGM in 2007 or 25
       OCT 2007

S.9    Authorize the Company, pursuant to Section 166            Mgmt          For                            For
       of the Act, to make market purchases  Section
       163(3) of the Act  of up to 14,148,441 ordinary
       shares of 19 181/201 pence each in the capital
       of the Company, at a minimum price of 19 181/201
       pence and up to 105% of the average of the
       middle market quotations for an ordinary share
       in the Company derived from the London Stock
       Exchange Daily Official List, over the previous
       5 business days; the price of the last independent
       trade in the Company s ordinary share on the
       London Stock Exchange; and the highest current
       independent bid for the Company s ordinary
       shares on the London Stock Exchange at the
       time of the purchase;  Authority expires the
       earlier of the conclusion of the next AGM of
       the Company or 25 OCT 2007 ; the Company, before
       the expiry, may make a contract to purchase
       ordinary shares which will or may be executed
       wholly or partly after such expiry

S.10   Authorize the Directors, pursuant to Section              Mgmt          For                            For
       95 of the Act, to allot or sell equity securities
       Section 94 of the Act  for cash, disapplying
       the statutory pre-emption rights  Section 89(1)
       of the Act , provided that this power is limited:
       i) to the allotment or sale of equity securities
       including any held in treasury  in connection
       with a rights issue in favor of ordinary shareholders;
       and ii) to the allotment or sale  otherwise
       than pursuant to this resolution  of equity
       securities  including any held in treasury
       up to an aggregate nominal amount of GBP 1,407,804;
       Authority expires the earlier of the conclusion
       of the next AGM of the Company or 25 OCT 2007
       ; and, authorize the Directors to allot equity
       securities after the expiry of this authority
       in pursuance of such an offer or agreement
       made prior to such expiry




--------------------------------------------------------------------------------------------------------------------------
 BALL CORPORATION                                                                            Agenda Number:  932646346
--------------------------------------------------------------------------------------------------------------------------
    Security:  058498106                                                             Meeting Type:  Annual
      Ticker:  BLL                                                                   Meeting Date:  25-Apr-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       HANNO C. FIEDLER                                          Mgmt          Withheld                       Against
       JOHN F. LEHMAN                                            Mgmt          Withheld                       Against
       GEORGIA R. NELSON                                         Mgmt          For                            For
       ERIK H. VAN DER KAAY                                      Mgmt          Withheld                       Against

02     PROPOSAL TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERSMgmt          For                            For
       LLP AS THE INDEPENDENT AUDITOR FOR THE CORPORATION
       FOR 2007.




--------------------------------------------------------------------------------------------------------------------------
 BANK OF AMERICA CORPORATION                                                                 Agenda Number:  932644481
--------------------------------------------------------------------------------------------------------------------------
    Security:  060505104                                                             Meeting Type:  Annual
      Ticker:  BAC                                                                   Meeting Date:  25-Apr-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: WILLIAM BARNET, III                 Mgmt          For                            For

1B     ELECTION OF DIRECTOR: FRANK P. BRAMBLE, SR.               Mgmt          For                            For

1C     ELECTION OF DIRECTOR: JOHN T. COLLINS                     Mgmt          For                            For

1D     ELECTION OF DIRECTOR: GARY L. COUNTRYMAN                  Mgmt          For                            For

1E     ELECTION OF DIRECTOR: TOMMY R. FRANKS                     Mgmt          For                            For

1F     ELECTION OF DIRECTOR: CHARLES K. GIFFORD                  Mgmt          For                            For

1G     ELECTION OF DIRECTOR: W. STEVEN JONES                     Mgmt          For                            For

1H     ELECTION OF DIRECTOR: KENNETH D. LEWIS                    Mgmt          For                            For

1I     ELECTION OF DIRECTOR: MONICA C. LOZANO                    Mgmt          For                            For

1J     ELECTION OF DIRECTOR: WALTER E. MASSEY                    Mgmt          For                            For

1K     ELECTION OF DIRECTOR: THOMAS J. MAY                       Mgmt          For                            For

1L     ELECTION OF DIRECTOR: PATRICIA E. MITCHELL                Mgmt          For                            For

1M     ELECTION OF DIRECTOR: THOMAS M. RYAN                      Mgmt          For                            For

1N     ELECTION OF DIRECTOR: O. TEMPLE SLOAN, JR.                Mgmt          For                            For

1O     ELECTION OF DIRECTOR: MEREDITH R. SPANGLER                Mgmt          For                            For

1P     ELECTION OF DIRECTOR: ROBERT L. TILLMAN                   Mgmt          For                            For

1Q     ELECTION OF DIRECTOR: JACKIE M. WARD                      Mgmt          For                            For

02     RATIFICATION OF THE INDEPENDENT REGISTERED PUBLIC         Mgmt          For                            For
       ACCOUNTING FIRM FOR 2007

03     STOCKHOLDER PROPOSAL - STOCK OPTIONS                      Shr           Against                        For

04     STOCKHOLDER PROPOSAL - NUMBER OF DIRECTORS                Shr           Against                        For

05     STOCKHOLDER PROPOSAL - INDEPENDENT BOARD CHAIRMAN         Shr           Against                        For




--------------------------------------------------------------------------------------------------------------------------
 BARCLAYS PLC                                                                                Agenda Number:  701183434
--------------------------------------------------------------------------------------------------------------------------
    Security:  G08036124                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Apr-2007
        ISIN:  GB0031348658
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Directors  and the Auditors  reports          Mgmt          For                            For
       and the audited accounts for the YE 31 DEC
       2006

2.     Approve the Directors  remuneration report for            Mgmt          For                            For
       the YE 31 DEC 2006

3.     Re-elect Mr. Marcus Agius as a Director of the            Mgmt          For                            For
       Company

4.     Re-elect Mr. Frederik Seegers as a Director               Mgmt          For                            For
       of the Company

5.     Re-elect Mr. Christopher Lucas as a Director              Mgmt          For                            For
       of the Company

6.     Re-elect Mr. Stephen Russell as a Director of             Mgmt          For                            For
       the Company

7.     Re-elect Mr. Richard Leigh Clifford as a Director         Mgmt          For                            For
       of the Company

8.     Re-elect Sir Andhrew Likierman as a Director              Mgmt          For                            For
       of the Company

9.     Re-elect Mr. John Varley as a Director of the             Mgmt          For                            For
       Company

10.    Re-elect Sir Nigel Rudd as a Director of the              Mgmt          For                            For
       Company

11.    Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors of the Company

12.    Authorize the Directors to set the remuneration           Mgmt          For                            For
       of the Auditors

13.    Authorize Barclays Bank PLC to make EU political          Mgmt          For                            For
       donations

14.    Approve to renew the authority given to the               Mgmt          For                            For
       Directors to allot securities

S.15   Approve to renew the authority given to the               Mgmt          For                            For
       Directors to allot securities for cash other
       than on a pro-rate basis to shareholders and
       to sell treasury shares

S.16   Approve to renew the Company s authority to               Mgmt          For                            For
       purchase its own shares

S.17   Adopt the new Articles of Association of the              Mgmt          For                            For
       Company




--------------------------------------------------------------------------------------------------------------------------
 BELGACOM SA DE DROIT PUBLIC, BRUXELLES                                                      Agenda Number:  701175932
--------------------------------------------------------------------------------------------------------------------------
    Security:  B10414116                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  11-Apr-2007
        ISIN:  BE0003810273
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THIS IS A MIX MEETING. THANK YOU.             Non-Voting

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

A.1    Receive the report of the Managing Board as               Non-Voting
       at 31 DEC 2006

A.2    Receive the report of the annual account of               Non-Voting
       the Supervisory Board as at 31 DEC 2006

A.3    Knowledge of the information given by the joint           Non-Voting
       commission

A.4    Knowledge of the consolidated annual accounts             Non-Voting
       as at 31 DEC 2006

A.5    Approve the annual account as at 31 DEC 2006,             Mgmt          No vote
       including the distribtuion of profit

A.6    Grant discharge to the Members of the Board               Mgmt          No vote
       of Directors for the exercise of their mandate
       during the YE as at 31 DEC 2006

A.7    Grant discharge to the Members of the Managing            Mgmt          No vote
       Board; Messrs J. Cornillie, D. De Buyst and
       N. Van Broekhoven for the exercise of their
       mandate during the YE 23 DEC 2006

A.8    Grant discharge to the Members of the Supervisory         Mgmt          No vote
       Board

A.9    Appoint the Directors and to set the allowances           Mgmt          No vote

A.10   Miscellaneous                                             Non-Voting

E.1    Authorize the Board of Directors to buy back              Mgmt          No vote
       treasury shares

E.2    Authorize the Board of Directors to buy back              Mgmt          No vote
       treasury shares in case of grave and imminent
       damage for the Company

E.3    Authorize the Board of Directors to increase              Mgmt          No vote
       the capital in case of take over bid

E.4    Approve to remove treasury shares                         Mgmt          No vote

E.5    Amend the Articles 10 and 14 of the Articles              Mgmt          No vote
       of Association

E.6    Approve to reduce the Board of Directors from             Mgmt          No vote
       18 to 16 Members at most

E.7    Amend the Article 33 of the Articles of Association       Mgmt          No vote

E.8    Authorize the General Secretary                           Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 BELGACOM SA DE DROIT PUBLIC, BRUXELLES                                                      Agenda Number:  701192661
--------------------------------------------------------------------------------------------------------------------------
    Security:  B10414116                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  11-Apr-2007
        ISIN:  BE0003810273
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE. THANK YOU.

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED. THANK YOU.

1.     Approve to repurchase own shares                          Mgmt          No vote

2.     Approve to repurchase own shares in the event             Mgmt          No vote
       of grave and imminent danger

3.     Approve to increase the share capital in the              Mgmt          No vote
       event of grave and imminent dager

4.     Approve the annulment of own shares                       Mgmt          No vote

5.     Approve to eliminate the bearer shares                    Mgmt          No vote

6.     Amend the Articles of Association in relation             Mgmt          No vote
       to the Board Members

7.     Amend the Articles of Association in relation             Mgmt          No vote
       to the formalities of the general meeting

8.     Approve to empower the general secretary                  Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 BELLSOUTH CORPORATION                                                                       Agenda Number:  932551511
--------------------------------------------------------------------------------------------------------------------------
    Security:  079860102                                                             Meeting Type:  Special
      Ticker:  BLS                                                                   Meeting Date:  21-Jul-2006
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     APPROVE THE AGREEMENT AND PLAN OF MERGER, DATED           Mgmt          For                            For
       AS OF MARCH 4, 2006, AS AMENDED, AMONG BELLSOUTH,
       AT&T INC. AND A WHOLLY-OWNED SUBSIDIARY OF
       AT&T INC.




--------------------------------------------------------------------------------------------------------------------------
 BOOTS GROUP PLC, NOTTINGHAM                                                                 Agenda Number:  701005236
--------------------------------------------------------------------------------------------------------------------------
    Security:  G12517119                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  04-Jul-2006
        ISIN:  GB00B0P7Y252
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, subject to the passing of Resolutions            Mgmt          For                            For
       2 to 8  inclusive   except for any such resolution
       s  which is not passed as a result of the death
       or incapacity of the person named in such resolution
       or as a result of the person named in such
       resolution ceasing to be willing or able to
       be nominated as a Director of the Company,
       any such resolution being referred to as a
       Frustrated Resolution s  , and Resolution 10:
       A) the merger  the Merger  with Alliance UniChem
       Plc  Alliance UniChem , whether implemented
       by way of scheme of arrangement of Alliance
       UniChem  Scheme  or takeover offer  the Offer
       made by or on behalf of the Company for the
       entire issued share capital of Alliance UniChem,
       substantially on the terms and subject to the
       conditions specified in the announcement relating
       to the Merger issued by the Company on 03 OCT
       2005  as specified ; and authorize the Directors
       of the Company  the Directors   or any duly
       constituted Committee thereof , to take all
       such steps as may be necessary or desirable
       in connection with, and to implement, the Merger
       and to agree such modifications, variations,
       revisions or amendments to the terms and conditions
       of the Merger  provided such modifications,
       variations, revision or amendments are not
       material , and to any documents relating thereto,
       as they may In their absolute discretion think
       fit; approve, subject further to the Scheme
       becoming or being declared wholly unconditional
       save for the delivery of the orders of the
       High Court of Justice In England and Wales
       sanctioning the Scheme and confirming the reduction
       of capital of Alliance UniChem to the Registrar
       of Companies in England and Wales  the Court
       Sanction , the registration of such orders
       by the registrar of Companies in England and
       Wales   and the admission of the ordinary shares
       of 37 7/38 pence each to be issued in connection
       with the Merger to the official list of the
       UK Listing authority and to trading on the
       main market of the London Stock Exchange  Admission
       , or, as the case may be, the Offer becoming
       or being declared wholly unconditional  save
       only for Admission , and approve to increase
       the authorized share capital of the Company
       from GBP 299,999,279 to GBP 479,148,237 by
       the creation of 481,847,028 new ordinary shares
       of 37 7/38 pence each in the Company; and authorize
       the Directors, in substitution for any existing
       authority and pursuant to Section 80 of the
       Companies Act 1985, subject further to the
       Scheme becoming or being declared wholly unconditional
       save for the Court Sanction, Registration
       and Admission , or, as the case may be, the
       Offer becoming or being declared wholly unconditional
       save only for Admission , to allot relevant
       securities  Section 80  up to an aggregate
       nominal amount of GBP 179,148,254;  Authority
       expires 15th anniversary of the passing of
       this resolution ; and the Directors may allot
       relevant securities after the expiry of this
       authority in pursuance of such an offer or
       agreement made prior to such expiry

2.     Appoint Mr. Stefano Pessina as an Additional              Mgmt          For                            For
       Director of the Company, subject to the passing
       of Resolution 1, Resolutions 3 to 8  inclusive
       except for any Frustrated Resolution s
       and Resolution 10 and to the Scheme becoming
       effective, or, as the case may be, the Offer
       becoming or being declared wholly unconditional

3.     Appoint Mr. George Fairweather as an Additional           Mgmt          For                            For
       Director of the Company, subject to the passing
       of Resolution 1, Resolutions 2 and 4 to 8
       inclusive   except for any Frustrated Resolution
       s   and Resolution 10 and to the Scheme becoming
       effective, or as the case may be, the Offer
       becoming or being declared wholly unconditional

4.     Appoint Mr. Ornelle Barra as an Additional Director       Mgmt          For                            For
       of the Company, subject to the passing of Resolution
       1, Resolutions 2 and 3 and Resolutions 5 to
       8  inclusive   except for any Frustrated Resolution
       s  , and Resolution 10 and to the Scheme becoming
       effective, or, as the case may be, the Offer
       becoming or being declared wholly unconditional

5.     Appoint Mr. Steve Duncan as an Additional Director        Mgmt          For                            For
       of the Company, subject to the passing of Resolution
       1, Resolutions 2 to 4  inclusive  and Resolutions
       6 to 8  inclusive   except for any Frustrated
       Resolution s   and Resolution 10 and to the
       Scheme becoming effective, or, as the case
       may be, the Offer becoming or being declared
       wholly unconditional

6.     Appoint Mr. Adrian Loader as an Additional Director       Mgmt          For                            For
       of the Company, subject to the passing of Resolution
       1, Resolutions 2 to 5  inclusive  and Resolutions
       7 and 8  except for any Frustrated Resolution
       s   and Resolution 10 and to the Scheme becoming
       effective, or, as the case may be, the Offer
       becoming or being declared wholly unconditional

7.     Appoint Mr. Patrick Ponsolle as an Additional             Mgmt          For                            For
       Director of the Company, subject to the passing
       of Resolution 1, Resolutions 2 to 6  inclusive
       and Resolution 8  except for any Frustrated
       Resolution s   and Resolution 10 and to the
       Scheme becoming effective, or, as the case
       may be, the Offer becoming or being declared
       wholly unconditional

8.     Appoint Mr. Manfred Stach as an Additional Director       Mgmt          For                            For
       of the Company, subject to the passing of Resolutions
       1 to 7  Inclusive   except for any Frustrated
       Resolution s   and Resolution 10 and to the
       Scheme becoming effective, or, as the case
       may be, the Offer becoming or being declared
       wholly unconditional

9.     Appoint Mr. Scott Wheway as an Additional Director        Mgmt          For                            For
       of the Company, subject to the Scheme becoming
       effective, or, as the case may be, the Offer
       becoming or being declared wholly unconditional

S.10   Amend Aricle 95 and 85 of the Articles of Association     Mgmt          For                            For
       of the Company, subject to the passing of Resolutions
       1 to 8  inclusive   except for any Frustrated
       Resolution s   and to the Scheme becoming effective,
       or, as the case may be, the Offer becoming
       or being declared wholly unconditional, as
       specified

S.11   Approve to rename the Company Alliance Boots              Mgmt          For                            For
       Plc, subject to the Scheme becoming effective,
       or, as the case may be, the Offer becoming
       or being declared wholly unconditional




--------------------------------------------------------------------------------------------------------------------------
 BOOTS GROUP PLC, NOTTINGHAM                                                                 Agenda Number:  701026709
--------------------------------------------------------------------------------------------------------------------------
    Security:  G12517119                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  20-Jul-2006
        ISIN:  GB00B0P7Y252
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Directors  report and annual accounts         Mgmt          For                            For
       for the YE 31 MAR 2006 and the Auditors report
       thereon

2.     Approve the Directors  remuneration report for            Mgmt          For                            For
       the YE 31 MAR 2006

3.     Declare a final dividend of 21 pence per share            Mgmt          For                            For

4.     Re-appoint Sir Nigel Rudd as a Director                   Mgmt          For                            For

5.     Re-appoint Mr. Jim Smart as a Director                    Mgmt          For                            For

6.     Re-appoint KPMG Audit Plc as the Auditors                 Mgmt          For                            For

7.     Authorize the Directors to determine the remuneration     Mgmt          For                            For
       of the Auditors

8.     Authorize the Board, pursuant to Section 80               Mgmt          For                            For
       of the Companies Act 1985  Act , to allot relevant
       securities  Section 80 of the Act  up to an
       aggregate nominal amount of GBP 60.1 million
       or if the proposed merger with Alliance UniChem
       PLC becomes effective, GBP 119.9 million;
       Authority expires at the earlier of the conclusion
       of the next AGM of the Company ; and the Directors
       may allot relevant securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

S.9    Authorize the Board, pursuant to Section 95               Mgmt          For                            For
       of the Companies Act 1985  Act , to allot equity
       securities  Section 94(2) of the Act  pursuant
       to the authority conferred by Resolution 8
       and/or where such allotment constitutes an
       allotment of equity securities by virtue of
       Section 94(3A) of the Act, disapplying the
       statutory pre-emption rights  Section 89(1)
       of the Act , provided that this power is limited
       to the allotment of equity securities i) in
       connection with a rights issue in favor of
       ordinary shareholders  excluding any shareholder
       holding shares as treasury shares ; and ii)
       up to an aggregate nominal amount not exceeding
       GBP 9.0 million or if the proposed merger with
       Alliance UniChem PLC becomes effective, GBP
       17.9 million;  Authority expires the earlier
       of the conclusion of the next AGM of the Company
       ; and Directors may allot equity securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry

S.10   Authorize the Company, subject to the Company             Mgmt          For                            For
       s Articles of Association and Section 166 of
       the Companies Act 1985  Act , to make one or
       more market purchases  Section 163(3) of the
       Act  of up to 48,571,000 ordinary shares or
       if the proposed merger with the Alliance UniChem
       PLC becomes effective, 96,756,000 or not more
       than 5% above the average of the closing mid-market
       prices for the ordinary shares of the Company
       derived from the London Stock Exchange Daily
       Official List , over the previous 5 business
       days and that stipulated by Article 5(1) of
       the buy-back and stabilization regulation;
       Authority expires the earlier of the conclusion
       of the next AGM of the Company ; the Company,
       before the expiry, may make a contract to purchase
       ordinary shares which will or may be executed
       wholly or partly after such expiry

S.11   Amend Articles 63, 72 and 74 of the Articles              Mgmt          For                            For
       of Association of the Company as specified

12.    Authorize the Company, subject to the merger              Mgmt          For                            For
       with Alliance UniChem PLC becoming effective,
       in accordance with Section 347C of the Companies
       Act 1985  Act , to make donations to EU political
       organization, as defined in Section 347A of
       the Act and to incur EU political expenditure,
       as defined in Section 347A of the Act, in total
       up to a maximum aggregate amount of GBP 37,500;
       Authority expires at the conclusion of the
       next AGM

13.    Amend the rules of the Boots Performance Share            Mgmt          For                            For
       Plan by the deletion of Clause 3.3(B)




--------------------------------------------------------------------------------------------------------------------------
 BRISTOL-MYERS SQUIBB COMPANY                                                                Agenda Number:  932648439
--------------------------------------------------------------------------------------------------------------------------
    Security:  110122108                                                             Meeting Type:  Annual
      Ticker:  BMY                                                                   Meeting Date:  01-May-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: L.B. CAMPBELL                       Mgmt          For                            For

1B     ELECTION OF DIRECTOR: J.M. CORNELIUS                      Mgmt          For                            For

1C     ELECTION OF DIRECTOR: L.J. FREEH                          Mgmt          For                            For

1D     ELECTION OF DIRECTOR: L.H. GLIMCHER, M.D.                 Mgmt          For                            For

1E     ELECTION OF DIRECTOR: M. GROBSTEIN                        Mgmt          For                            For

1F     ELECTION OF DIRECTOR: L. JOHANSSON                        Mgmt          For                            For

1G     ELECTION OF DIRECTOR: J.D. ROBINSON III                   Mgmt          For                            For

1H     ELECTION OF DIRECTOR: V.L. SATO, PH.D.                    Mgmt          For                            For

1I     ELECTION OF DIRECTOR: R.S. WILLIAMS, M.D.                 Mgmt          For                            For

02     RATIFICATION OF INDEPENDENT REGISTERED PUBLIC             Mgmt          For                            For
       ACCOUNTING FIRM

03     2007 STOCK AWARD AND INCENTIVE PLAN                       Mgmt          For                            For

04     SENIOR EXECUTIVE PERFORMANCE INCENTIVE PLAN               Mgmt          For                            For

05     EXECUTIVE COMPENSATION DISCLOSURE                         Shr           Against                        For

06     RECOUPMENT                                                Shr           Against                        For

07     CUMULATIVE VOTING                                         Shr           For                            Against




--------------------------------------------------------------------------------------------------------------------------
 BRITISH AMERICAN TOBACCO (MALAYSIA) BHD                                                     Agenda Number:  701184830
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y73286117                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  19-Apr-2007
        ISIN:  MYL4162OO003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited financial statements        Mgmt          For                            For
       for the FYE 31 DEC 2006 and the reports of
       the Directors and the Auditors thereon

2.     Approve to sanction the declaration and payment           Mgmt          For                            For
       of a final dividend and a special final dividend

3.     Re-elect Mr. Datuk Oh Chong Peng as a Director            Mgmt          For                            For
       who retires by rotation in accordance with
       Articles 97 (1) and (2) of the Company s Articles
       of Association

4.     Re-elect Mr. Robert James Clark as a Director             Mgmt          For                            For
       who retires by rotation in accordance with
       Articles 97 (1) and (2) of the Company s Articles
       of Association

5.     Re-appoint Mr. Tan Sri Kamarul Ariffin Bin Mohamed        Mgmt          For                            For
       Yassin, as a Director who retires in compliance
       with Section 129(6) of the Companies Act, 1965
       to hold office until the conclusion of the
       next AGM

6.     Re-appoint PricewaterhouseCoopers as the Auditors         Mgmt          For                            For
       of the Company and authorize the Directors
       to fix their remuneration

7.     Authorize the Directors, pursuant to Section              Mgmt          For                            For
       132D of the Companies Act, 1965, to issue shares
       in the Company, at any time and upon such terms
       and conditions and for such purposes as the
       Directors may, in their absolute discretion
       deem fit, provided that the aggregate number
       of shares issued pursuant to this resolution
       in any one FY does not exceed 10% of the issued
       capital of the Company for the time being and
       that the Directors be and are also empowered
       to obtain approval for the listing of and quotation
       for the additional shares so issued on Bursa
       Malaysia Securities Berhad; aAuthority expires
       at the conclusion of the next AGM of the Companya

8.     Approve, pursuant to Paragraph 10.09 of the               Mgmt          For                            For
       Listing Requirements of Bursa Malaysia Securities
       Berhad, a) the mandate granted by the shareholders
       of the Company on 28 NOV 2001 aand subsequently
       renewed by the shareholders on 17 APR 2002,
       24 APR 2003, 26 APR 2004, 28 APR 2005 and 20
       APR 2006 respectivelya and authorize the Company
       and its subsidiaries aBritish American Tobacco
       Malaysia Groupa to enter into the recurrent
       transactions of a revenue or trading nature
       aRecurrent RPTsa; and b) authorize the Company
       to enter into the new recurrent transactions
       of a revenue or trading nature not comprised
       in the shareholders  mandate obtained on 28
       NOV 2001 aand subsequently renewed by the shareholders
       on 17 APR 2002, 24 APR 2003, 26 APR 2004, 28
       APR 2005 and 20 APR 2006 respectivelya aNew
       Recurrent RPTsa, as specified, provided that:
       i) the transactions are in the ordinary course
       of business and on normal commercial terms
       which are not more favorable to the related
       parties than those generally available to the
       public and are not to the detriment of the
       minority shareholders of the Company; and ii)
       disclosure of the aggregate value of the transactions
       conducted during a FY will be disclosed in
       the annual report for the said FY; aAuthority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company after the forthcoming AGM is required
       to be held pursuant to Section 143(1) of the
       Companies Act, 1965 athe Acta abut shall not
       extend to such extension as may be allowed
       pursuant to Section 143(2) of the Acta; authorize
       the Directors of the Company to complete and
       do all such acts and things as they may consider
       expedient or necessary in the best interest
       of the Company aincluding executing all such
       documents as may be requireda to give effect
       to the above of the Recurrent RPT Mandate and
       the Proposed New Recurrent RPT Mandate

9.     Approve, subject to the Companies Act, 1965               Mgmt          For                            For
       athe Acta, rules, regulations and orders made
       pursuant to the Act aas may be amended, modified
       or re-enacted from time to timea the provisions
       of the Company s Memorandum and Articles of
       Association and the requirements of Bursa Malaysia
       Securities Berhad aBursa Securitiesa and any
       other relevant authority, to renew the authority
       granted by the shareholders of the Company
       on 24 APR 2003 aand subsequently renewed by
       the shareholders on 26 APR 2004, 28 APR 2005
       and 20 APR 2006 respectivelya for the Company
       to undertake a share buy back of up to 10%
       of the issued and paid-up share capital of
       the Company in accordance with Chapter 12 of
       the Listing Requirements of Bursa Securities
       and authorize the Company to purchase such
       amount of ordinary shares of MYR 0.50 each
       in the Company s issued and paid-up share capital
       as may be determined by the Directors of the
       Company from time to time through Bursa Securities
       provided that: i) the number of ordinary shares
       of MYR 0.50 each in the Company aSharesa which
       may be purchased or held by the Company shall
       not exceed 10% of the issued and paid-up share
       capital for the time being of the Company,
       subject to a restriction that the issued and
       paid-up share capital of the Company does not
       fall below the applicable minimum share capital
       requirements of the Listing Requirements of
       Bursa Securities; ii) the maximum fund to be
       allocated by the Company for the purpose of
       purchasing the Shares shall not exceed the
       total retained earnings and share premium account
       of the Company and the audited retained earnings
       of the Company as at 31 DEC 2006 amounted to
       MYR 434,735,000; aAuthority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM after that date is required by
       law to be helda; authorize the Directors of
       the Company, upon completion of each purchase
       of Shares by the Company, to cancel the shares
       so purchased or to retain the shares so purchased
       as treasury shares which may be distributed
       as dividend to shareholders or resold on Bursa
       Securities or subsequently cancelled or to
       retain part of the shares so purchased as treasury
       shares and cancel the remainder and/or to deal
       with the shares in any other manner as may
       be allowed or prescribed by the Act or any
       other rules, regulations and/or orders made
       pursuant to the Act and the requirements of
       Bursa Securities and any other relevant authorities
       for the time being in force and to take all
       such steps as are necessary or expedient to
       implement, finalize or to effect the purchaseasa
       of shares with full powers to assent to any
       conditions, modifications, resolutions, variations
       and/or amendments aif anya as may be imposed
       by the relevant authorities and to do all such
       acts and things as the Directors may deem fit
       and expedient in the best interest of the Company

10.    Any other business                                        Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 CITIC PACIFIC LTD                                                                           Agenda Number:  701030253
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y1639J116                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  21-Aug-2006
        ISIN:  HK0267001375
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve entering into the Restructuring Agreement         Mgmt          For                            For
       by the Company and the Transaction; and authorize
       any one Director of the Company, or any two
       Directors of the Company if the affixation
       of the common seal is necessary, to execute
       all such other documents, instruments and agreements,
       to effect such amendments to, and to do all
       such acts or things deemed by him/her to be
       incidental to, ancillary to or in connection
       with the matters contemplated in the Restructuring
       Agreement and/or the Transaction




--------------------------------------------------------------------------------------------------------------------------
 CITIC PACIFIC LTD                                                                           Agenda Number:  701216029
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y1639J116                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  16-May-2007
        ISIN:  HK0267001375
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the audited accounts and              Mgmt          For                            For
       the reports of the Directors and the Auditors
       for the YE 31 DEC 2006

2.     Declare a final dividend and a special dividend           Mgmt          For                            For
       for the YE 31 DEC 2006

3.a    Re-elect Mr. Larry Yung Chi Kin as a Director             Mgmt          For                            For

3.b    Re-elect Mr. Peter Lee Chung Hing as a Director           Mgmt          For                            For

3.c    Re-elect Mr. Vernon Francis Moore as a Director           Mgmt          For                            For

3.d    Re-elect Mr. Liu Jifu as a Director                       Mgmt          For                            For

3.e    Re-elect Mr. Willie Chang as a Director                   Mgmt          For                            For

3.f    Re-elect Mr. Norman Ho Hau Chong as a Director            Mgmt          For                            For

3.g    Re-elect Mr. Chang Zhenming as a Director                 Mgmt          For                            For

4.     Re-appoint Messrs. PricewaterhouseCoopers as              Mgmt          For                            For
       the Auditors and authorize the Board of Directors
       to fix their remuneration

5.     Authorize the Directors, subject to this resolution,      Mgmt          Against                        Against
       to allot, issue and dispose of additional shares
       in the Company and to make or grant offers,
       agreements and options, during and after the
       relevant period, otherwise than pursuant to
       i) rights issue or ii) any option scheme or
       similar arrangement or iii) the exercise of
       rights of subscription or conversion under
       the terms of any warrants issued by the Company
       or any securities which are convertible into
       shares of the Company or iv) any scrip dividend
       or similar arrangement providing for the allotment
       of shares in lieu of the whole or part of a
       dividend on shares of the Company pursuant
       to the new Articles of Association of the Company
       from time to time, shall not exceed 20% of
       the aggregate nominal amount of the share capital
       of the Company in issue at the date of this
       resolution and the said mandate shall be limited
       accordingly; aAuthority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       Law to be helda

6.     Authorize Directors of the Company, during the            Mgmt          For                            For
       relevant period, to purchase or otherwise acquire
       shares of the Company in accordance with all
       applicable laws and the requirements of the
       Rules Governing the Listing of Securities on
       The Stock Exchange of Hong Kong Limited, provided
       that the aggregate nominal amount of shares
       so purchased or otherwise acquired shall not
       exceed 10% of the aggregate nominal amount
       of the share capital of the Company in issue
       at the date of this resolution; aAuthority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company is required by Law to be helda

7.     Approve, conditional upon the passing of Resolutions      Mgmt          Against                        Against
       5 and 6, the aggregate nominal amount of the
       shares which are purchased or otherwise acquired
       by the Company pursuant to Resolution 6 shall
       be added to the aggregate nominal amount of
       the shares which may be issued pursuant to
       Resolution 5

8.     Approve and adopt the CITIC 1616 Share Option             Mgmt          Against                        Against
       Plan as specified and authorize the Directors
       of the Company to take such steps as may be
       necessary or desirable in connection with the
       Company s approval of the CITIC 1616 Share
       Option Plan




--------------------------------------------------------------------------------------------------------------------------
 CITIZENS COMMUNICATIONS COMPANY                                                             Agenda Number:  932674674
--------------------------------------------------------------------------------------------------------------------------
    Security:  17453B101                                                             Meeting Type:  Annual
      Ticker:  CZN                                                                   Meeting Date:  18-May-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       KATHLEEN Q. ABERNATHY                                     Mgmt          For                            For
       LEROY T. BARNES, JR.                                      Mgmt          For                            For
       MICHAEL T. DUGAN                                          Mgmt          For                            For
       JERI B. FINARD                                            Mgmt          For                            For
       LAWTON WEHLE FITT                                         Mgmt          For                            For
       WILLIAM M. KRAUS                                          Mgmt          For                            For
       HOWARD L. SCHROTT                                         Mgmt          For                            For
       LARRAINE D. SEGIL                                         Mgmt          For                            For
       BRADLEY E. SINGER                                         Mgmt          For                            For
       DAVID H. WARD                                             Mgmt          For                            For
       MYRON A. WICK, III                                        Mgmt          For                            For
       MARY AGNES WILDEROTTER                                    Mgmt          For                            For

02     TO ADOPT THE 2008 CITIZENS INCENTIVE PLAN.                Mgmt          For                            For

03     TO ADOPT AN AMENDMENT TO THE AMENDED AND RESTATED         Mgmt          For                            For
       2000 EQUITY INCENTIVE PLAN.

04     TO RATIFY THE SELECTION OF KPMG LLP AS OUR INDEPENDENT    Mgmt          For                            For
       REGISTERED PUBLIC ACCOUNTING FIRM FOR 2007.




--------------------------------------------------------------------------------------------------------------------------
 COMPANHIA DE SANEAMENTO BASICO                                                              Agenda Number:  932686617
--------------------------------------------------------------------------------------------------------------------------
    Security:  20441A102                                                             Meeting Type:  Special
      Ticker:  SBS                                                                   Meeting Date:  30-Apr-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A1     ANALYSIS OF THE MANAGEMENT S ACCOUNTS AND FINANCIAL       Mgmt          For
       STATEMENTS, SUPPORTED BY THE REPORTS OF THE
       FISCAL COUNCIL AND EXTERNAL AUDITORS, ALL AS
       MORE FULLY DESCRIBED IN THE PROXY STATEMENT.

A2     ALLOCATION OF THE INCOME OF THE PERIOD AND TRANSFER       Mgmt          For
       OF THE BALANCE OF RETAINED EARNINGS TO THE
       INVESTMENTS RESERVE ACCOUNT.

A3     ELECTION OF THE BOARD OF DIRECTORS AND FISCAL             Mgmt          For
       COUNCIL SITTING AND ALTERNATE MEMBERS.

A4     DEFINITION OF THE COMPENSATION OF THE BOARD               Mgmt          For
       OF DIRECTORS, AUDIT COMMITTEE, FISCAL COUNCIL
       AND EXECUTIVE OFFICE MEMBERS.

E1     ANALYSIS OF THE BOARD OF DIRECTORS  REVERSE               Mgmt          For
       STOCK SPLIT PROPOSAL, AT THE RATIO OF 125:1,
       I.E., EACH ONE HUNDRED TWENTY FIVE (125) COMMON
       SHARES WILL CORRESPOND TO ONE (01) COMMON SHARE
       AFTER THE REVERSE SPLIT.

E2     AMENDMENT TO THE COMPANY S BYLAWS: ARTICLE 2,             Mgmt          For
       PURSUANT TO FEDERAL LAW 11,445/07, ARTICLE
       5, RESULTING FROM THE AFOREMENTIONED RESOLUTION
       AND ARTICLE 28, COMPANY S ORGANIZATIONAL ADEQUACY.




--------------------------------------------------------------------------------------------------------------------------
 DAVITA INC.                                                                                 Agenda Number:  932699018
--------------------------------------------------------------------------------------------------------------------------
    Security:  23918K108                                                             Meeting Type:  Annual
      Ticker:  DVA                                                                   Meeting Date:  29-May-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: CHARLES G. BERG                     Mgmt          For                            For

1B     ELECTION OF DIRECTOR: WILLARD W. BRITTAIN, JR.            Mgmt          For                            For

1C     ELECTION OF DIRECTOR: NANCY-ANN DEPARLE                   Mgmt          For                            For

1D     ELECTION OF DIRECTOR: PETER T. GRAUER                     Mgmt          For                            For

1E     ELECTION OF DIRECTOR: JOHN M. NEHRA                       Mgmt          For                            For

1F     ELECTION OF DIRECTOR: WILLIAM L. ROPER, M.D.              Mgmt          For                            For

1G     ELECTION OF DIRECTOR: KENT J. THIRY                       Mgmt          For                            For

1H     ELECTION OF DIRECTOR: ROGER J. VALINE                     Mgmt          For                            For

1I     ELECTION OF DIRECTOR: RICHARD C. VAUGHAN                  Mgmt          For                            For

02     APPROVAL OF AN AMENDMENT TO OUR AMENDED AND               Mgmt          For                            For
       RESTATED CERTIFICATE OF INCORPORATION, AS AMENDED

03     APPROVAL OF THE AMENDMENT AND RESTATEMENT OF              Mgmt          For                            For
       OUR EMPLOYEE STOCK PURCHASE PLAN

04     APPROVAL OF THE AMENDMENT AND RESTATEMENT OF              Mgmt          For                            For
       OUR 2002 EQUITY COMPENSATION PLAN

05     RATIFICATION OF THE APPOINTMENT OF KPMG LLP               Mgmt          For                            For
       AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR FISCAL YEAR 2007




--------------------------------------------------------------------------------------------------------------------------
 DE LA RUE PLC                                                                               Agenda Number:  701025505
--------------------------------------------------------------------------------------------------------------------------
    Security:  G6448X115                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jul-2006
        ISIN:  GB00B09JC238
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors  report and               Mgmt          For                            For
       the financial statements

2.     Approve the remuneration report                           Mgmt          For                            For

3.     Approve a final dividend of 11.8 pence per ordinary       Mgmt          For                            For
       share

4.     Re-elect Mr. Michael Jeffries as a Director               Mgmt          For                            For

5.     Re-elect Mr. Keith Hodgkinson as a Director               Mgmt          For                            For

6.     Re-elect Mr. Nicholas Brookes as a Director               Mgmt          For                            For

7.     Elect Ms. Gill Rider as a Director                        Mgmt          For                            For

8.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors of the Company

9.     Authorize the Board to fix remuneration of the            Mgmt          For                            For
       Auditors

10.    Grant authority to issue equity or equity-linked          Mgmt          For                            For
       securities with pre-emptive rights up to aggregate
       nominal amount of GBP 15,309,688

11.    Grant authority to issue equity or equity-linked          Mgmt          For                            For
       securities without pre-emptive rights up to
       aggregate nominal amount of GBP 2, 296,682

12.    Authorize 24, 787,640 ordinary shares for market          Mgmt          For                            For
       purchase

13.    Authorize the Company to make donations to EU             Mgmt          For                            For
       political organizations up to GBP 20,000 and
       to incur EU political expenditure up to GBP
       20,000

14.    Authorize De La Rue International Limited to              Mgmt          For                            For
       make donations to EU political organizations
       up to GBP 20,000 and to incur EU political
       expenditure up to GBP 20,000

15.    Authorize De La Rue Holdings Plc to make donations        Mgmt          For                            For
       to EU political organizations up to GBP 20,000
       and to incur EU political expenditure up to
       GBP 20 ,000

16.    Authorize De La Rue Cash Systems NV to make               Mgmt          For                            For
       donations to EU political organizations up
       to GBP 10,000 and to incur EU political expenditure
       up to GBP 10,000

17.    Authorize De La Rue Smurfit Limited to make               Mgmt          For                            For
       donations to EU political organizations up
       to GBP 10,000 and to incur EU political expenditure
       up to GBP 10,000

18.    Authorize De La Rue Cash System S.A. to make              Mgmt          For                            For
       donations to EU political organizations up
       to GBP 10,000 and to incur EU political expenditure
       up to GBP 10,000

19.    Authorize De La Rue Cash Systems GmbH to make             Mgmt          For                            For
       donations to EU political organizations up
       to GBP 10,000 and to incur EU political expenditure
       up to GBP 10,000

20.    Authorize De La Rue BV to make donations to               Mgmt          For                            For
       EU political organizations up to GBP 10,000
       and to incur EU political expenditure up to
       GBP 10,000

21.    Authorize De La Rue Systems S.A. to make donations        Mgmt          For                            For
       to EU political organizations up to GBP 10,000
       and to incur EU political expenditure up to
       GBP 10,000

22.    Authorize De La Rue Cash Systems AB to make               Mgmt          For                            For
       donations to EU political organizations up
       to GBP 10,000 and to incur EU political expenditure
       up to GBP 10,000

23.    Authorize De La Rue Currency and Security Print           Mgmt          For                            For
       Limited to make donations to EU political organizations
       up to GBP 10,000 and to incur EU political
       expenditure up to GBP 10,000

24.    Authorize De La Rue Systems Automatizacao, S.A.           Mgmt          For                            For
       to make donations to EU political organizations
       up to GBP 10,000 and to incur EU political
       expenditure up to GBP 10,000




--------------------------------------------------------------------------------------------------------------------------
 DIAGEO PLC                                                                                  Agenda Number:  932587908
--------------------------------------------------------------------------------------------------------------------------
    Security:  25243Q205                                                             Meeting Type:  Annual
      Ticker:  DEO                                                                   Meeting Date:  17-Oct-2006
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     REPORTS AND ACCOUNTS 2006                                 Mgmt          For                            For

02     DIRECTORS  REMUNERATION REPORT 2006                       Mgmt          For                            For

03     DECLARATION OF FINAL DIVIDEND                             Mgmt          For                            For

04     RE-ELECTION OF LORD HOLLICK OF NOTTING HILL               Mgmt          For                            For
       (MEMBER OF AUDIT, NOMINATION, REMUNERATION
       COMMITTEE AND CHAIRMAN OF BOARD)

05     RE-ELECTION OF MR HT STITZER (MEMBER OF AUDIT,            Mgmt          For                            For
       NOMINATION, AND REMUNERATION COMMITTEE)

06     RE-ELECTION OF MR PS WALSH (MEMBER OF EXECUTIVE           Mgmt          For                            For
       COMMITTEE AND CHAIRMAN OF BOARD)

07     ELECTION OF MS LM DANON (MEMBER OF AUDIT, NOMINATION,     Mgmt          For                            For
       AND REMUNERATION COMMITTEE)

08     RE-APPOINTMENT AND REMUNERATION OF AUDITOR                Mgmt          For                            For

09     AUTHORITY TO ALLOT RELEVANT SECURITIES                    Mgmt          For                            For

10     DISAPPLICATION OF PRE-EMPTION RIGHTS                      Mgmt          For                            For

11     AUTHORITY TO PURCHASE OWN ORDINARY SHARES                 Mgmt          For                            For

12     AUTHORITY TO MAKE EU POLITICAL DONATIONS/EXPENDITURE      Mgmt          For                            For

13     ADOPTION OF DIAGEO PLC 2006 IRISH PROFIT SHARING          Mgmt          For                            For
       SCHEME

14     AMENDMENTS TO DIAGEO EXECUTIVE SHARE OPTION               Mgmt          For                            For
       PLAN




--------------------------------------------------------------------------------------------------------------------------
 DIAMOND OFFSHORE DRILLING, INC.                                                             Agenda Number:  932672834
--------------------------------------------------------------------------------------------------------------------------
    Security:  25271C102                                                             Meeting Type:  Annual
      Ticker:  DO                                                                    Meeting Date:  15-May-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JAMES S. TISCH                                            Mgmt          Withheld                       Against
       LAWRENCE R. DICKERSON                                     Mgmt          Withheld                       Against
       ALAN R. BATKIN                                            Mgmt          For                            For
       JOHN R. BOLTON                                            Mgmt          For                            For
       CHARLES L. FABRIKANT                                      Mgmt          Withheld                       Against
       PAUL G. GAFFNEY II                                        Mgmt          For                            For
       HERBERT C. HOFMANN                                        Mgmt          Withheld                       Against
       ARTHUR L. REBELL                                          Mgmt          Withheld                       Against
       RAYMOND S. TROUBH                                         Mgmt          For                            For

02     TO APPROVE OUR AMENDED AND RESTATED INCENTIVE             Mgmt          For                            For
       COMPENSATION PLAN FOR EXECUTIVE OFFICERS.

03     TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE            Mgmt          For                            For
       LLP AS THE INDEPENDENT AUDITORS OF THE COMPANY
       FOR FISCAL YEAR 2007.




--------------------------------------------------------------------------------------------------------------------------
 DUKE ENERGY CORPORATION                                                                     Agenda Number:  932585233
--------------------------------------------------------------------------------------------------------------------------
    Security:  26441C105                                                             Meeting Type:  Annual
      Ticker:  DUK                                                                   Meeting Date:  24-Oct-2006
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       ROGER AGNELLI                                             Mgmt          Withheld                       Against
       PAUL M. ANDERSON                                          Mgmt          For                            For
       WILLIAM BARNET, III                                       Mgmt          For                            For
       G. ALEX BERNHARDT, SR.                                    Mgmt          For                            For
       MICHAEL G. BROWNING                                       Mgmt          For                            For
       PHILLIP R. COX                                            Mgmt          For                            For
       WILLIAM T. ESREY                                          Mgmt          For                            For
       ANN MAYNARD GRAY                                          Mgmt          For                            For
       JAMES H. HANCE, JR.                                       Mgmt          For                            For
       DENNIS R. HENDRIX                                         Mgmt          For                            For
       MICHAEL E.J. PHELPS                                       Mgmt          Withheld                       Against
       JAMES T. RHODES                                           Mgmt          For                            For
       JAMES E. ROGERS                                           Mgmt          For                            For
       MARY L. SCHAPIRO                                          Mgmt          For                            For
       DUDLEY S. TAFT                                            Mgmt          For                            For

02     APPROVAL OF THE DUKE ENERGY CORPORATION 2006              Mgmt          For                            For
       LONG-TERM INCENTIVE PLAN.

03     RATIFICATION OF DELOITTE & TOUCHE LLP AS DUKE             Mgmt          For                            For
       ENERGY S INDEPENDENT PUBLIC ACCOUNTANT FOR
       2006.




--------------------------------------------------------------------------------------------------------------------------
 DUKE ENERGY CORPORATION                                                                     Agenda Number:  932669988
--------------------------------------------------------------------------------------------------------------------------
    Security:  26441C105                                                             Meeting Type:  Annual
      Ticker:  DUK                                                                   Meeting Date:  10-May-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       WILLIAM BARNET, III                                       Mgmt          For                            For
       G. ALEX BERNHARDT, SR.                                    Mgmt          For                            For
       MICHAEL G. BROWNING                                       Mgmt          For                            For
       PHILLIP R. COX                                            Mgmt          For                            For
       ANN MAYNARD GRAY                                          Mgmt          For                            For
       JAMES H. HANCE, JR.                                       Mgmt          For                            For
       JAMES T. RHODES                                           Mgmt          For                            For
       JAMES E. ROGERS                                           Mgmt          For                            For
       MARY L. SCHAPIRO                                          Mgmt          For                            For
       DUDLEY S. TAFT                                            Mgmt          For                            For

02     RATIFICATION OF DELOITTE & TOUCHE LLP AS DUKE             Mgmt          For                            For
       ENERGY S INDEPENDENT PUBLIC ACCOUNTANT FOR
       2007




--------------------------------------------------------------------------------------------------------------------------
 E. I. DU PONT DE NEMOURS AND COMPANY                                                        Agenda Number:  932650903
--------------------------------------------------------------------------------------------------------------------------
    Security:  263534109                                                             Meeting Type:  Annual
      Ticker:  DD                                                                    Meeting Date:  25-Apr-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       RICHARD H. BROWN                                          Mgmt          For                            For
       ROBERT A. BROWN                                           Mgmt          For                            For
       BERTRAND P. COLLOMB                                       Mgmt          For                            For
       CURTIS J. CRAWFORD                                        Mgmt          For                            For
       JOHN T. DILLON                                            Mgmt          For                            For
       ELEUTHERE I. DU PONT                                      Mgmt          For                            For
       CHARLES O. HOLLIDAY, JR                                   Mgmt          For                            For
       LOIS D. JULIBER                                           Mgmt          For                            For
       MASAHISA NAITOH                                           Mgmt          For                            For
       SEAN O'KEEFE                                              Mgmt          For                            For
       WILLIAM K. REILLY                                         Mgmt          For                            For

02     ON RATIFICATION OF INDEPENDENT REGISTERED PUBLIC          Mgmt          For                            For
       ACCOUNTING FIRM

03     ON DUPONT EQUITY AND INCENTIVE PLAN                       Mgmt          For                            For

04     ON GENETICALLY MODIFIED FOOD                              Shr           Against                        For

05     ON PLANT CLOSURE                                          Shr           Against                        For

06     ON REPORT ON PFOA                                         Shr           For                            Against

07     ON COSTS                                                  Shr           Against                        For

08     ON GLOBAL WARMING                                         Shr           Against                        For

09     ON CHEMICAL FACILITY SECURITY                             Shr           Against                        For




--------------------------------------------------------------------------------------------------------------------------
 ENEL ENTE NAZIONALE PER L'ENERGIA ELETTRICA SPA, ROMA                                       Agenda Number:  701218617
--------------------------------------------------------------------------------------------------------------------------
    Security:  T3679P115                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  23-May-2007
        ISIN:  IT0003128367
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN MIX. THANK YOU.               Non-Voting

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL FOR
       OGM ON 25 MAY 2007, FOR EGM ON 24 MAY 2007
       AND THIRD CALL FOR EMG ON 25 MAY 2007 . CONSEQUENTLY,
       YOUR VOTING INSTRUCTIONS WILL REMAIN VALID
       FOR ALL CALLS UNLESS THE AGENDA IS AMENDED.
       PLEASE BE ALSO ADVISED THAT YOUR SHARES WILL
       BE BLOCKED UNTIL THE QUORUM IS MET OR THE MEETING
       IS CANCELLED. THANK YOU.

O.1    Receive the financial statement at 31 DEC 06,             Mgmt          No vote
       report of the Board of Directors, Auditors
       and Independent Auditors; inherent resolutions
       related to financial statement as at 31 DEC
       2006

O.2    Approve the allocation of the net profit                  Mgmt          No vote

O.3    Appoint the Board of Statutory Auditors                   Mgmt          No vote

O.4    Approve the emoluments of the Board of Auditors           Mgmt          No vote

O.5    Approve the extension of the Audit mandate for            Mgmt          No vote
       the years 2008-2009 and 2010

O.6    Approve the Stock Option Plan reserved to the             Mgmt          No vote
       Company Managers of Enel Spa and to those of
       the consolidated Companies, as per Article
       2359 of the Companies Constitution

E.1    Amend Articles No. 14.3, 14.5 and 20.4 of the             Mgmt          No vote
       By-Laws as per the Legislative Law No. 262
       of 29 DEC 2006 No. 303

E.2    Authorize the Board of Directors to increase              Mgmt          No vote
       the share capital reserved to the Stock Option
       Plan 2007 up to maximum EUR 27,920,000 by issue
       of ordinary shares to the Company s Managers
       and to those of the consolidated Companies,
       to be offered in option without the rights
       of option as per Article 2441, last Paragraph
       of Companies Constitution, as per Article 134,
       Paragraph 2 of the Legislative Decree No. 58
       of 24 FEB 1998; inherent and consequent resolution;
       amend the Article 5 of the By-Laws

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting
       OF RECORD DATE AND CHANGE IN THE SECOND CALL
       DATE. IF YOU HAVE ALREADY SENT IN YOUR VOTES,
       PLEASE DO NOT RETURN THIS PROXY FORM UNLESS
       YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
       THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 ENGRO CHEMICAL PAKISTAN LTD                                                                 Agenda Number:  701096338
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y2295N102                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  05-Dec-2006
        ISIN:  PK0012101017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Authorize the Company to acquire from Asahi               Mgmt          For                            For
       Glass Company Limited, 53,400,000 ordinary
       shares of Engro Asahi Polymer & Chemicals Limited,
       an associated Company, at a price of PKR 10
       per share and to acquire further up to 90,000,000
       shares of EAPCL at a price of PKR 10 per share

2.     Approve, any Director who is in full time employment      Mgmt          Against                        Against
       with the Company may hold office of President,
       Senior Vice-President, Vice-President, General
       Manager or any other office of profit under
       the Company and this resolution shall constitute
       the Company s consent to such appointment and
       to their receipt of salary, allowances, benefits
       and perquisities, including those arising on
       termination of service, in accordance with
       their entitlements under their contracts of
       services and the Policies of the Company

S.3    Amend Article 61 of the Articles of Association           Mgmt          Against                        Against
       of the Company as specified




--------------------------------------------------------------------------------------------------------------------------
 ENGRO CHEMICAL PAKISTAN LTD                                                                 Agenda Number:  701131524
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y2295N102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-Feb-2007
        ISIN:  PK0012101017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the Audited Accounts for              Mgmt          For                            For
       the YE 31 DEC 2006 and the Directors  and the
       Auditors  report thereon

2.     Declare a final dividend at the rate of PKR               Mgmt          For                            For
       3.00 per share for the YE 31 DEC 2006

3.     Appoint the Auditors and fix their remuneration           Mgmt          For                            For

S.4    Approve to invest an amount PKR 2,000,000,000             Mgmt          For                            For
       in ordinary shares of a wholly owned Subsidiary
       Company, Engro Foods Limited

S.5    Approve to invest an amount of up to PKR 160              Mgmt          For                            For
       million in Ordinary Shares of a Subsidiary
       Company, Engro Innovative Automation aPrivatea
       Limited aEIALa and to guarantee the finance
       facilities of EIAL up to an amount of PKR 300
       million

S.6    Approve to guarantee the unfunded letter of               Mgmt          For                            For
       credit facilities of up to PKR 2.40 billion
       and the funded finance facilities of PKR 600
       million of Engro Eximp aPrivatea Limited, a
       wholly owned Subsidiary Company




--------------------------------------------------------------------------------------------------------------------------
 FAIR ISAAC CORPORATION                                                                      Agenda Number:  932619565
--------------------------------------------------------------------------------------------------------------------------
    Security:  303250104                                                             Meeting Type:  Annual
      Ticker:  FIC                                                                   Meeting Date:  12-Feb-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       A. GEORGE BATTLE                                          Mgmt          For                            For
       ANDREW CECERE                                             Mgmt          For                            For
       TONY J. CHRISTIANSON                                      Mgmt          For                            For
       GUY R. HENSHAW                                            Mgmt          For                            For
       ALEX W. HART                                              Mgmt          For                            For
       MARGARET L. TAYLOR                                        Mgmt          For                            For
       WILLIAM J. LANSING                                        Mgmt          Withheld                       Against

02     TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE            Mgmt          For                            For
       LLP AS THE COMPANY S INDEPENDENT AUDITORS FOR
       THE CURRENT FISCAL YEAR.




--------------------------------------------------------------------------------------------------------------------------
 FAUJI FERTILIZER CO LTD                                                                     Agenda Number:  701050370
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y24695101                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  07-Sep-2006
        ISIN:  PK0053401011
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the minutes of the 28th AGM held on               Mgmt          For                            For
       28 FEB 2006

2.a    Approve, pursuant to Section 178(1) and (2)(a)            Mgmt          Abstain                        Against
       of the Companies Ordinance 1984, to fix the
       number of Directors at 13, as approved by the
       Directors through a Resolution passed in the
       121st Board of Directors meeting held on 31
       JUL 2006, for a period of 3 years from 16 SEP
       2006 to 15 SEP 2009

2.b    Approve the retirement of the specified Directors         Mgmt          Abstain                        Against
       pursuant to Section 178(2)(b) of the Companies
       Ordinance 1984

2.c.1  Elect Lt. Gen Syed Arif Hasan, HI(M)  Retired             Mgmt          For                            For
       , pursuant to Section 178(3) and (4) of the
       Companies Ordinance 1984, as a Director

2.c.2  Elect Lt. Gen Munir Hafiez, HI(M)  Retired ,              Mgmt          For                            For
       pursuant to Section 178(3) and (4) of the Companies
       Ordinance 1984, as a Director

2.c.3  Elect Mr. Qaiser Javed, pursuant to Section               Mgmt          For                            For
       178(3) and (4) of the Companies Ordinance 1984,
       as a Director

2.c.4  Elect Mr. Brig Arif Rasul Qureshi  Retired ,              Mgmt          For                            For
       pursuant to Section 178(3) and (4) of the Companies
       Ordinance 1984, as a Director

2.c.5  Elect Mr. Brig Rahat Khan  Retired , pursuant             Mgmt          For                            For
       to Section 178(3) and (4) of the Companies
       Ordinance 1984, as a Director

2.c.6  Elect Major General Muhammad Tahir  Retired               Mgmt          For                            For
       , pursuant to Section 178(3) and (4) of the
       Companies Ordinance 1984, as a Director

2.c.7  Elect Dr. Nadeem Inayat, pursuant to Section              Mgmt          For                            For
       178(3) and (4) of the Companies Ordinance 1984,
       as a Director

2.c.8  Elect Dr. Haldor Topsoe, HI(M)  Retired , pursuant        Mgmt          For                            For
       to Section 178(3) and (4) of the Companies
       Ordinance 1984, as a Director

2.c.9  Elect Mr. Tariq Iqbal Khan, pursuant to Section           Mgmt          For                            For
       178(3) and (4) of the Companies Ordinance 1984,
       as a Director

2.c10  Re-elect Mr. Istaqbal Mehdi, pursuant to Section          Mgmt          For                            For
       178(3) and (4) of the Companies Ordinance 1984,
       as a Director

2.c11  Re-elect Mr. Firasat Ali, pursuant to Section             Mgmt          For                            For
       178(3) and (4) of the Companies Ordinance 1984,
       as a Director

2.c12  Re-elect Mr. Khawar Saeed, pursuant to Section            Mgmt          For                            For
       178(3) and (4) of the Companies Ordinance 1984,
       as a Director

2.c13  Re-elect Mr. Syed Zaheer Ali Shah, pursuant               Mgmt          For                            For
       to Section 178(3) and (4) of the Companies
       Ordinance 1984, as a Director

3.     Transact any other business                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 FAUJI FERTILIZER CO LTD                                                                     Agenda Number:  701145636
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y24695101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-Feb-2007
        ISIN:  PK0053401011
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the minutes of EGM held on 07 SEP 2006            Mgmt          For                            For

2.     Receive and adopt the audited accounts of the             Mgmt          For                            For
       Company together with the Auditors  and the
       Directors  reports of the YE 31 DEC 2006

3.     Appoint the Auditors for the year 2007 and fix            Mgmt          For                            For
       their remuneration

4.     Approve the payment of final dividend for the             Mgmt          For                            For
       YE 31 DEC 2006

5.     Transact any other business                               Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 FORTIS SA/NV, BRUXELLES                                                                     Agenda Number:  701056649
--------------------------------------------------------------------------------------------------------------------------
    Security:  B4399L102                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  04-Oct-2006
        ISIN:  BE0003801181
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT:  A               Non-Voting
       BENEFICIAL OWNER SIGNED POWER OF ATTORNEY (POA)
       IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
       VOTING INSTRUCTIONS IN THIS MARKET.  ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED.  SHOULD YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       AT ADP.  THANK YOU

       MARKET RULES REQUIRE ADP TO DISCLOSE BENEFICIAL           Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS.
       IF AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR ADP CLIENT SERVICE REPRESENTATIVE.
       THIS INFORMATION IS REQUIRED IN ORDER FOR
       ADP TO LODGE YOUR VOTE

       PLEASE NOTE THAT THE MEETING HELD ON 20 SEP               Non-Voting
       2006 HAS BEEN POSTPONED AND THAT THE SECOND
       CONVOCATION WILL BE HELD ON 04 OCT 2006. PLEASE
       ALSO NOTE THE NEW CUT-OFF 21 OCT 2006. IF YOU
       HAVE ALREADY SENT YOUR VOTES, PLEASE DO NOT
       RETURN THIS PROXY FORM UNLESS YOU DECIDE TO
       AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU

1.     Opening                                                   Non-Voting

2.1    Receive the special report by the Board of Directors,     Non-Voting
       in accordance with Articles 604, Paragraph
       2 and Article 607 of the Code of Laws for Companies

2.2    Approve to create allowed capital of EUR 1,071,000,000    Mgmt          For                            For
       valid for 3 years; amend the Article 9 of the
       Articles of Association, to replace the current
       text of point: a) to read as follows taking
       into account the twinned share principle and
       authorize the Board of Directors to raise the
       capital to a maximum of EUR 1,071,000,000;
       and b) to replace 26 MAY 2006 with 04 OCT 2009

2.3    Authorize the Board of Directors to use the               Mgmt          Against                        Against
       allowable capital in a public takeover bid
       valid for 3 years; and amend the Paragraph
       C of the Article 9 of the Articles of Association
       by changing the words 26 MAY 2006 to read 04
       OCT 2009

3.     Approve to deposit of shares and power of attorneys;      Mgmt          For                            For
       and amend Paragraph A of Article 20 in the
       Articles of Association by changing the words
       4 working days to read 5 working days

4.     Closing                                                   Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 FORTIS SA/NV, BRUXELLES                                                                     Agenda Number:  701233823
--------------------------------------------------------------------------------------------------------------------------
    Security:  B4399L102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  23-May-2007
        ISIN:  BE0003801181
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 379831 DUE TO ADDITION OF RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       PLEASE NOTE THAT THIS IS A MIX MEETING. THANK             Non-Voting
       YOU.

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

O.1    Opening                                                   Non-Voting

O.211  Discussion of the annual report for the FY 2006           Non-Voting

O.212  Discussion of the consolidated annual accounts            Non-Voting
       for the FY 2006

O.213  Adopt the statutory annual accounts of the Company        Mgmt          No vote
       for the FY 2006

O.214  Approve the profit appropriation of the Company           Mgmt          No vote
       for the FY 2005

O.221  Comments on the dividend policy                           Non-Voting

O.222  Adopt a gross dividend for the FY 2006 of EUR             Mgmt          No vote
       1.40 per Fortis Unit; as an interim dividend
       of EUR 0.58 per Fortis Unit was paid in SEP
       2006, the final dividend amounts to EUR 0.82
       per Fortis Unit and will be payable as from
       14 JUN 2007

O.231  Grant discharge to the Members of the Board               Mgmt          No vote
       of Directors for the FY 2006

O.232  Grant discharge to the Auditor for the FY 2006            Mgmt          No vote

O.3    Corporate Governance                                      Non-Voting

O.411  Re-appoint Mr. Philippe Bodson to the Board               Mgmt          No vote
       of Directors for a period of 3 years, until
       the end of the OGM of shareholders of 2010

O.412  Re-appoint Mr. Jan-Michiel Hessels to the Board           Mgmt          No vote
       of Directors for a period of 3 years, until
       the end of the OGM of shareholders of 2010

O.413  Re-appoint Mr. Ronald Sandler to the Board of             Mgmt          No vote
       Directors for a period of 3 years, until the
       end of the OGM of shareholders of 2010

O.414  Re-appoint Mr. Piet Van Waeyenberge to the Board          Mgmt          No vote
       of Directors for a period of 1 year, until
       the end of the OGM of shareholders of 2008

O.4.2  Appoint Mr. Herman Verwilst to the Board of               Mgmt          No vote
       Directors for a period of 3 years, until the
       end of the OGM of shareholders of 2010

E.5.1  Authorize the Board of Directors of the Company           Mgmt          No vote
       and the Boards of its direct subsidiaries,
       for a period of 18 months starting after the
       general meeting which will deliberate this
       point, to acquire Fortis Units in which twinned
       Fortis SA/NV shares are incorporated, up to
       the maximum number authorized by Article 620
       Section 1, 2 of the Companies  code, for exchange
       values equivalent to the average of the closing
       prices of the Fortis Unit on Euronext Brussels
       and Euronext Amsterdam on the day immediately
       preceding the acquisition, plus a maximum of
       15% or minus a maximum of 15%

E.5.2  Authorize the Board of Directors of the Company           Mgmt          No vote
       and the Boards of its subsidiaries, for a period
       of 18 monhts starting after the end of the
       general meeting which will deliberate this
       point, to dispose of Fortis Units in which
       twinned Fortis SA/NV shares are incorporated,
       under the conditions which it will determine

E.6.1  Amend Article 10 of the Articles of Association           Mgmt          No vote
       as specified

E.6.2  Amend Article 14 of the Articles of Association           Mgmt          No vote
       as specified

E.631  Amend the Article 17 of the Articles of Association       Mgmt          No vote
       as specified

E.632  Amend the Article 20 of the Articles of Association       Mgmt          No vote
       as specified

E.6.4  Amend the Article 25 Articles of Association              Mgmt          No vote
       as specified

E.6.5  Authorize the Company Secretary, with power               Mgmt          No vote
       to sub-delegate, to coordinate the text of
       the Articles of Association according to the
       decisions made and the expiry date of some
       transitory provisions of the Articles of Association
       and also to adapt the numbering and sub-numbering
       of the Articles and the cross-referencing between
       one Article and another further to the modifications
       made

E.7    Closure                                                   Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 FORTUM CORPORATION, ESPOO                                                                   Agenda Number:  701148024
--------------------------------------------------------------------------------------------------------------------------
    Security:  X2978Z118                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-Mar-2007
        ISIN:  FI0009007132
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. SHOULD YOU
       HAVE ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE AT ADP. THANK YOU.

       MARKET RULES REQUIRE ADP TO DISCLOSE BENEFICIAL           Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR ADP CLIENT SERVICE REPRESENTATIVE.
       THIS INFORMATION IS REQUIRED IN ORDER FOR ADP
       TO LODGE YOUR VOTE.

1.1    Approve to adopt the accounts                             Mgmt          For                            For

1.2    Approve the actions on profit or loss to pay              Mgmt          For                            For
       a dividend of EUR 1.26 per share

1.3    Grant discharge from liability                            Mgmt          For                            For

1.4    Approve the remuneration of the Board Members             Mgmt          For                            For

1.5    Approve the remuneration of the Auditorasa                Mgmt          Against                        Against

1.6    Approve the number of the Board Members                   Mgmt          For                            For

1.7    Elect the Board                                           Mgmt          For                            For

1.8    Elect the Auditorasa                                      Mgmt          For                            For

1.9    Approve the remuneration of Supervisory Board             Mgmt          For                            For

1.10   Approve the number of Supervisory Board Members           Mgmt          For                            For

1.11   Elect the Supervisory Board                               Mgmt          For                            For

2.     Amend or delete Paragraphs 3, 4, 9, 11, 18 and            Mgmt          For                            For
       19-32 of Articles of Association

3.     Authorize the Board to decide to repurchase               Mgmt          For                            For
       Company s own shares

4.     Approve the proposal by the state of Finland              Mgmt          Against                        Against
       to appoint a Nomination Committee

5.     PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           Against                        For
       Approve to abolish Supervisory Board




--------------------------------------------------------------------------------------------------------------------------
 FRANCE TELECOM SA                                                                           Agenda Number:  701234522
--------------------------------------------------------------------------------------------------------------------------
    Security:  F4113C103                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  21-May-2007
        ISIN:  FR0000133308
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.      The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative.

       PLEASE NOTE THAT THIS IS A MIX MEETING. THANK             Non-Voting
       YOU.

O.1    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors and approve the Company s
       financial statements for the YE on 31 DEC 2006,
       showing income of EUR 4,403,914,805.65 accordingly;
       grant permanent discharge to the Members of
       the Board of Directors for the performance
       of their duties during the said FY

O.2    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors and approve the consolidated
       financial statements for the said FY,

O.3    Acknowledge the earnings amount to EUR 4,403,914,805.65   Mgmt          For                            For
       decides to allocate EUR 1,445,333.20 to the
       legal reserve thus brought to EUR 1,042,669,252.00,
       the distributable income, after the allocation
       of EUR 1,445,333.20 to the legal reserve and
       taking into account the retained earnings amounting
       to EUR 7,226,881,589.31 is of EUR 10,588,127,142.96;
       the shareholders will receive a net dividend
       of EUR 1.20 per share and the balance of the
       distributable income will be allocated to the
       retained earnings account, the dividend will
       entitle to the 40 % deduction provided by the
       French Tax Code, this dividend will be paid
       on 07 JUN 2007

O.4    Receive the special report of the Auditor on              Mgmt          Against                        Against
       the agreements Governed by Article L.225-38
       of the French Commercial Code and approve the
       said report and the agreements referred to
       therein

O.5    Authorize the Board of Directors, to cancel               Mgmt          Against                        Against
       effective immediately, for the unused portion
       thereof, the auhtority granted by Resolution
       5 of the combined general meeting of 21 APR
       2006, to buy back Company s shares on the open
       market, subject to the condition as specified:
       maximum purchase price: EUR 40.00, maximum
       number of shares to be acquired: 10% of the
       share capital, maximum funds invested in the
       share buy backs: EUR 10,426,692,520.00; aAuthority
       expires at the end of an 18 month perioda;
       the number of shares acquired by the Company
       with a view to their retention or their subsequent
       delivery in payment or exchange as part of
       a merger, divestment or capital contribution
       cannot exceed 5 % of its capital; authorize
       the Board of Directors to take all necessary
       measures and accomplish all necessary formalities

O.6    Appoint Mrs. Claudie Haignere as a Director               Mgmt          Against                        Against
       for a 5 year period

E.7    Amend Article of the By Laws no. 21 (general              Mgmt          For                            For
       meetings) to comply with the Decree No. 2007-431
       of 25 MAR 2007

E.8    Approve to cancel effective immediately, for              Mgmt          For                            For
       the unused portion, the delegation granted
       by Resolution 24 of the combined general meeting
       on 22 APR 2005 and authorize the Board of Directors
       for a 26-month period the necessary powers
       to decide to proceed with the issuance, by
       a maximum nominal amount of EUR 4,000,000,000.00,
       with preferred subscription rights maintained
       of common shares of Company and securities
       giving access by all means to the common shares
       of the Company or one its subsidiaries; the
       maximum nominal amount of debt securities which
       may be issued shall not exceed EUR 10,000,000,000.00
       the amount is common to the whole debt securities
       to be issued by virtue of Resolutions 9, 12
       and 13 but it is autonomous and distinct and
       from the amount of the debt securities giving
       right to the allocation of the debt securities
       issued by virtue of Resolution 18; and to take
       all necessary measures and accomplish all necessary
       formalities

E.9    Approve to cancel effective immediately, for              Mgmt          For                            For
       the unused portion thereof, the authority granted
       by Resolution 25 of the combined general meeting
       of 22 APR 2005 and authorize the Board of Directors
       for a 26-month period to decide to proceed
       with the issuance, by a maximum nominal amount
       of EUR 4,000,000,000.00, with cancellation
       of the preferred subscription rights of common
       shares of Company and securities giving access
       by all means to the common shares of the Company
       or one its subsidiaries; the maximum nominal
       amount of debt securities which may be issued
       shall not exceed EUR 10,000,000,000.00 the
       amount is common to the whole debt securities
       to be issued by virtue of the previous resolution
       and Resolutions 12 and 13 but it is autonomous
       and distinct and from the amount of the debt
       securities giving right to the allocation of
       the debt securities issued by virtue of Resolution
       18; and to take all necessary measures and
       accomplish all necessary formalities

E.10   Authorize the Board of Directors for a 26-month           Mgmt          Against                        Against
       period, for each one of the issuance decided
       accordingly with the Resolution 9 and within
       the limit of 10% of the Company s capital over
       a 12-month period to set the issue price of
       the common shares and or securities to be issued
       in accordance with the terms and conditions
       determined by the shareholders

E.11   Authorize the Board of Directors to increase              Mgmt          For                            For
       the each one of the issuances decided accordingly
       with Resolution 8 and 9 the number securities
       be issued, with or with out preferential subscription
       right of shareholders, as the same price as
       the initial issue, within 30 days of closing
       of the subscription period and up to maximum
       of 15 % of the initial issue; aAuthority expires
       at the end of an 26 month perioda

E.12   Approve to cancel effective immediately, for              Mgmt          Against                        Against
       the unused portion thereof, the authority granted
       by Resolution 28 of the combined general meeting
       of 22 APR 2005 and authorize the Board of Directors
       in order to decide to proceed in accordance
       with the conditions set forth in Resolution
       9, with the issuance of common shares of Company
       or the securities giving access to common existing
       or future shares of the Company in consideration
       for securities tendered in public exchange
       offer initiated in France or abroad by the
       Company concerning the shares of another listed
       Company ; the ceiling of the capital increase
       nominal amount is set at EUR 4,000,000,000.00
       this amount shall count against the overall
       value set against the Resolution 9; aAuthority
       expires at the end of 26 month perioda; and
       to take all necessary measures and accomplish
       all necessary formalities

E.13   Approve to cancel effective immediately, for              Mgmt          For                            For
       the unused portion thereof, the authority granted
       by Resolution 29 of the combined general meeting
       of 22 APR 2005 and authorize the Board of Directors
       to proceed with the issuance, up to 10 % of
       the share capital, of common shares of Company
       or the securities giving access to common existing
       or future shares of the Company, in consideration
       for the contributions in kind granted to the
       Company and compromised of capital securities
       or securities giving access to the share capital;
       aAuthority expires at the end of 26 month perioda;
       and to take all necessary measures and accomplish
       all necessary formalities

E.14   Approve to cancel effective immediately, for              Mgmt          Against                        Against
       the unused portion thereof, the authority granted
       by Resolution 30 of the combined general meeting
       of 22 APR 2005 and in the event of the issuance,
       on one or more occasions, in France or abroad
       and, or in International market, by one or
       more Companies in which the Company s hold
       directly or indirectly more than half of the
       share capital, with the agreements of the Company,
       of any securities giving access to common shares
       of the Company, accordingly with Resolution
       9 and authorize the Board of Directors to proceed
       with the issuance by nominal amount of EUR
       4,000,000,000.00 with cancellation of the shareholders
       preferred subscription rights of common shares
       of the Company to which the here above securities
       issued by the subsidiaries may be right; aAuthority
       expires at the end of 26 month perioda; and
       to take all necessary measures and accomplish
       all necessary formalities

E.15   Approve to cancel effective immediately, for              Mgmt          For                            For
       the unused portion thereof, the authority granted
       by Resolution 8 of the combined general meeting
       of 21 APR 2006 and authorize the Board of Directors
       to proceed with issuance, on one or more occasions
       by nominal amount of EUR 200,000,000.00 of
       the common shares of the Company to be subscribed
       either in cash or by the offsetting of debt
       securities; aAuthority expires at the end of
       18 month perioda; approve to cancel the shareholders
       preferential subscription rights in favour
       of the holders of options giving the right
       to subscribe for shares or, of shares of Orange
       S.A., having signed a liquidity agreement with
       the Company; and authorize the Board of Directors
       to take all necessary measures and accomplish
       all necessary formalities

E.16   Approve to cancel effective immediately, for              Mgmt          Against                        Against
       the unused portion thereof, the authority granted
       by Resolution 9 of the combined general meeting
       of 21 APR 2006 and authorize the Board of Directors
       for an 18-month period, the necessary powers
       to proceed, on one or more occasions, with
       the issuance and the allocation for free or
       options giving the right to liquidity securities
       aILOa they may not represent more than EUR
       10,000,000.00, and to cancel the shareholders
       preferential subscription rights in favour
       of the holders of options giving the right
       to subscribe for shares of Orange S.A., having
       signed a liquidity agreement with the Company
       and to take all necessary measures and accomplish
       all necessary formalities

E.17   Approve, consequently to the adoption of the              Mgmt          For                            For
       Resolution 9, the maximum nominal amount pertaining
       to the capital increases to be carried out
       with the use of the delegations given by Resolution
       9 shall be fixed at 8,000,000,000.00

E.18   Approve to cancel effective immediately, for              Mgmt          For                            For
       the unused portion thereof, the authority granted
       by Resolution 34 of the combined general meeting
       of 22 APR 2005 and authorize the Board of Directors
       to proceed with the issuance, on one or more
       occasions, in France or Abroad, by a maximum
       nominal amount of EUR 10,000,000,000.00, of
       any securities giving right to the allocation
       of debt securities; aAuthority expires at the
       end of 26-month perioda; and to take all necessary
       measures and accomplish all necessary formalities

E.19   Approve to cancel effective immediately, for              Mgmt          For                            For
       the unused portion thereof, the authority granted
       by Resolution 35 of the combined general meeting
       of 22 APR 2005 and authorize the Board of Directors
       to increase the share capital, in one or more
       occasions, by a maximum nominal amount of EUR
       2,000,000,000.00, by way of capitalizing reserves,
       profits or, premiums, by issuing bonus shares
       or raising the par value of existing shares,
       or by a combination of these methods; aAuthority
       expires at the end of 26-month perioda; and
       to take all necessary measures and accomplish
       all necessary formalities

E.20   Approve, to cancel effective immediately, for             Mgmt          For                            For
       the unused portion thereof, the authority granted
       by Resolution 5 of the combined general meeting
       of 01 SEP 2004 and authorize the Board of Directors
       in one or more transactions, options giving
       the right to subscribe for or to purchase shares
       in the Company, in favor of Employees or corporate
       officers of the Company and related Companies
       or Groups, it being provided that the options
       shall not give rights to a total number of
       shares, which shall exceed 2% of the capital;
       aAuthority expires at the end of 38-month perioda;
       and to take all necessary measures and accomplish
       all necessary formalities

E.21   Authorize the Board of Directors to decide the            Mgmt          Against                        Against
       increase of capital, in one or several times
       and at any moments, by issuance or the attribution
       free of charges of ordinary shares or investment
       securities giving access to ordinary existing
       or to be issued shares of the Company reserved
       for the Members of the staff and formers, Members
       of a Corporate Savings Plan of the France Telecom
       Group; suppression of the shareholders preferential
       right; grant powers to the Board of Directors

E.22   Authorize the Board of Directors to realize               Mgmt          For                            For
       the cancellation, in one or several times,
       within the limit of 10% of the capital, all
       or part of the ordinary France Telecom shares;
       grant powers to the Board of Directors

E.23   Grant powers for formalities                              Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 GENERAL ELECTRIC COMPANY                                                                    Agenda Number:  932635862
--------------------------------------------------------------------------------------------------------------------------
    Security:  369604103                                                             Meeting Type:  Annual
      Ticker:  GE                                                                    Meeting Date:  25-Apr-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A      DIRECTOR
       JAMES I. CASH, JR.                                        Mgmt          For                            For
       SIR WILLIAM M. CASTELL                                    Mgmt          For                            For
       ANN M. FUDGE                                              Mgmt          For                            For
       CLAUDIO X. GONZALEZ                                       Mgmt          Withheld                       Against
       SUSAN HOCKFIELD                                           Mgmt          For                            For
       JEFFREY R. IMMELT                                         Mgmt          For                            For
       ANDREA JUNG                                               Mgmt          For                            For
       ALAN G.(A.G.) LAFLEY                                      Mgmt          For                            For
       ROBERT W. LANE                                            Mgmt          For                            For
       RALPH S. LARSEN                                           Mgmt          For                            For
       ROCHELLE B. LAZARUS                                       Mgmt          For                            For
       SAM NUNN                                                  Mgmt          For                            For
       ROGER S. PENSKE                                           Mgmt          For                            For
       ROBERT J. SWIERINGA                                       Mgmt          For                            For
       DOUGLAS A. WARNER III                                     Mgmt          For                            For
       ROBERT C. WRIGHT                                          Mgmt          For                            For

B      RATIFICATION OF KPMG                                      Mgmt          For                            For

C      ADOPTION OF MAJORITY VOTING FOR DIRECTORS                 Mgmt          For                            For

D      APPROVAL OF 2007 LONG TERM INCENTIVE PLAN                 Mgmt          For                            For

E      APPROVAL OF MATERIAL TERMS OF SENIOR OFFICER              Mgmt          For                            For
       PERFORMANCE GOALS

01     CUMULATIVE VOTING                                         Shr           For                            Against

02     CURB OVER-EXTENDED DIRECTORS                              Shr           For                            Against

03     ONE DIRECTOR FROM THE RANKS OF RETIREES                   Shr           Against                        For

04     INDEPENDENT BOARD CHAIRMAN                                Shr           For                            Against

05     ELIMINATE DIVIDEND EQUIVALENTS                            Shr           For                            Against

06     REPORT ON CHARITABLE CONTRIBUTIONS                        Shr           Against                        For

07     GLOBAL WARMING REPORT                                     Shr           Against                        For

08     ETHICAL CRITERIA FOR MILITARY CONTRACTS                   Shr           Against                        For

09     REPORT ON PAY DIFFERENTIAL                                Shr           Against                        For




--------------------------------------------------------------------------------------------------------------------------
 GENERAL MARITIME CORPORATION                                                                Agenda Number:  932712082
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y2692M103                                                             Meeting Type:  Annual
      Ticker:  GMR                                                                   Meeting Date:  16-May-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       PETER C. GEORGIOPOULOS                                    Mgmt          For                            For
       WILLIAM J. CRABTREE                                       Mgmt          For                            For
       STEPHEN A. KAPLAN                                         Mgmt          For                            For

02     RATIFICATION OF APPOINTMENT OF INDEPENDENT AUDITORS       Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 GKN PLC                                                                                     Agenda Number:  701189260
--------------------------------------------------------------------------------------------------------------------------
    Security:  G39004232                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  03-May-2007
        ISIN:  GB0030646508
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and adopt the report of the Directors             Mgmt          For                            For
       and the audited financial statements for the
       YE 31 DEC 2006

2.     Approve to declare a final dividend of 8.7p               Mgmt          For                            For
       per 50p ordinary share in respect for the YE
       31 DEC 2006 payable to shareholders on the
       register of Members at the close of business
       on 20 APR 2007

3.     Re-elect Mr. R.D. Brown as a Director                     Mgmt          For                            For

4.     Re-elect Mr. H.C.J. Mamsch as a Director                  Mgmt          For                            For

5.     Re-elect Sir. Christopher Meyer as a Director             Mgmt          For                            For

6.     Re-appoint PricewaterhouseCoppers LLP as the              Mgmt          For                            For
       Auditors

7.     Authorize the Directors to determine the remuneration     Mgmt          For                            For
       of the Auditors

8.     Approve to renew the authority conferred on               Mgmt          For                            For
       the Board by Article 8(B) of the Company s
       Articles of Association for which the  Section
       80 amount  is GBP 78,533,628 or, if less, the
       authorized but unissued share capital of the
       Company at the date of passing of this resolution;
       aAuthority expires the earlier of the conclusion
       of the next AGM of the Company or on 03 AUG
       2008a

S.9    Approve to renew the authority conferred on               Mgmt          For                            For
       the Board by Article 8(C) of the Company s
       Articles of Association, for which the  Section
       89 amount  is GBP 18,537,829; aAuthority expires
       the earlier of the conclusion of the next AGM
       of the Company or on 03 AUG 2008a

10.    Approve the Directors  remuneration report set            Mgmt          For                            For
       out, as specified, of the report and accounts
       for the YE 31 DEC 2006

S.11   Authorize the Company, subject to and in accordance       Mgmt          For                            For
       with the provisions of Article 6(B) of the
       Company s Articles of Association and the Companies
       Act 1985, to make market purchases aSection
       163(3) of the Acta of ordinary shares of 50p
       each in the capital of the Company aOrdinary
       Sharesa provided that: i) the maximum aggregate
       number of Ordinary Shares authorized to be
       purchased is 70,285,404; ii) the maximum price
       which may be paid for an Ordinary Share purchased
       pursuant to this authority is an amount equal
       to 105% of the average of the middle market
       quotations of an Ordinary share as derived
       from the London Stock Exchange Daily Official
       List, over the previous 5 business days and
       the minimum price which may be paid is 50p
       per Ordinary Share ain each case exclusive
       of expenses payable by the Companya; aAuthority
       expires the earlier of the conclusion of the
       next AGM of the Company or 03 AUG 2008a; and
       the Company, before the expiry, may make a
       contract to purchase ordinary shares which
       will or may be executed wholly or partly after
       such expiry

12.    Authorize the Company to: i) make donation to             Mgmt          For                            For
       EU political organisations, not exceeding GBP
       200,000 in aggregate; and ii) incur EU political
       expenditure, not exceeding GBP 200,000 in aggregate;
       aAuthority expires at the conclusion of the
       next AGM of the Company or on 03 AUG 2008a;
       such authority shall extend to enable any such
       donations to be made or EU political expenditure
       to be incurred either by the Company or by
       its wholly owned subsidiary, GKN aUnited Kingdoma
       plc

S.13   Amend Articles 144 and 146 of the Articles of             Mgmt          For                            For
       Association of the Company, as specified




--------------------------------------------------------------------------------------------------------------------------
 GREAT PLAINS ENERGY INCORPORATED                                                            Agenda Number:  932644683
--------------------------------------------------------------------------------------------------------------------------
    Security:  391164100                                                             Meeting Type:  Annual
      Ticker:  GXP                                                                   Meeting Date:  01-May-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       D.L. BODDE                                                Mgmt          For                            For
       M.J. CHESSER                                              Mgmt          For                            For
       W.H. DOWNEY                                               Mgmt          For                            For
       M.A. ERNST                                                Mgmt          For                            For
       R.C. FERGUSON, JR.                                        Mgmt          For                            For
       W.K. HALL                                                 Mgmt          For                            For
       L.A. JIMENEZ                                              Mgmt          For                            For
       J.A. MITCHELL                                             Mgmt          For                            For
       W.C. NELSON                                               Mgmt          For                            For
       L.H. TALBOTT                                              Mgmt          For                            For
       R.H. WEST                                                 Mgmt          For                            For

02     RATIFICATION OF APPOINTMENT OF DELOITTE & TOUCHE          Mgmt          For                            For
       LLP AS INDEPENDENT AUDITORS FOR 2007.

03     APPROVE AMENDMENTS TO LONG-TERM INCENTIVE PLAN.           Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 HAWAIIAN ELECTRIC INDUSTRIES, INC.                                                          Agenda Number:  932656260
--------------------------------------------------------------------------------------------------------------------------
    Security:  419870100                                                             Meeting Type:  Annual
      Ticker:  HE                                                                    Meeting Date:  24-Apr-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       THOMAS B. FARGO                                           Mgmt          For                            For
       DIANE J. PLOTTS                                           Mgmt          For                            For
       KELVIN H. TAKETA                                          Mgmt          For                            For
       JEFFREY N. WATANABE                                       Mgmt          For                            For

02     RATIFICATION OF KPMG LLP AS INDEPENDENT REGISTERED        Mgmt          For                            For
       PUBLIC ACCOUNTING FIRM.




--------------------------------------------------------------------------------------------------------------------------
 HUANENG POWER INTERNATIONAL, INC.                                                           Agenda Number:  932600996
--------------------------------------------------------------------------------------------------------------------------
    Security:  443304100                                                             Meeting Type:  Special
      Ticker:  HNP                                                                   Meeting Date:  05-Dec-2006
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

O1     TO CONSIDER AND APPROVE THE ACQUISITION (INCLUDING        Mgmt          For                            For
       THE TRANSFER AGREEMENT).

O2     TO CONSIDER AND APPROVE THE CAPITAL INCREASE              Mgmt          For                            For
       (INCLUDING THE CAPITAL INCREASE AGREEMENT).




--------------------------------------------------------------------------------------------------------------------------
 IDEARC INC.                                                                                 Agenda Number:  932644897
--------------------------------------------------------------------------------------------------------------------------
    Security:  451663108                                                             Meeting Type:  Annual
      Ticker:  IAR                                                                   Meeting Date:  19-Apr-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JOHN J. MUELLER                                           Mgmt          For                            For
       JERRY V. ELLIOTT                                          Mgmt          For                            For
       KATHERINE J. HARLESS                                      Mgmt          For                            For
       DONALD B. REED                                            Mgmt          For                            For
       STEPHEN L. ROBERTSON                                      Mgmt          For                            For
       THOMAS S. ROGERS                                          Mgmt          For                            For
       PAUL E. WEAVER                                            Mgmt          For                            For

02     RATIFICATION OF ERNST & YOUNG LLP AS IDEARC               Mgmt          For                            For
       S INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR 2007.




--------------------------------------------------------------------------------------------------------------------------
 INBEV SA, BRUXELLES                                                                         Agenda Number:  701187913
--------------------------------------------------------------------------------------------------------------------------
    Security:  B5064A107                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  24-Apr-2007
        ISIN:  BE0003793107
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

O.1    Receive the report of the Board of Directors              Non-Voting
       on the accounting YE on 31 DEC 2006

O.2    Receive the report by the Statutory Auditor               Non-Voting
       on the accounting YE on 31 DEC 2006

O.3    Receive the consolidated annual accounts relating         Non-Voting
       to the accounting YE on 31 DEC 2006

O.4    Approve the statutory annual accounts, as specified       Mgmt          No vote

O.5    Grant discharge to the Directors for the performance      Mgmt          No vote
       of their duties during the accounting YE on
       31 DEC 2006

O.6    Grant discharge to the Statutory Auditor for              Mgmt          No vote
       the performance of his duties during the accounting
       YE on 31 DEC 2006

O.7    Appoint Mr. Alexandre Van Damme as a Director,            Mgmt          No vote
       for a period of 3 years ending after the shareholders
       meeting which will be asked to approve the
       accounts for the year 2009

O.8    Appoint Mr. Carlos Alberto Da Veiga Sicupira              Mgmt          No vote
       as a Director, for a period of 3 years ending
       after the shareholders meeting which will be
       asked to approve the accounts for the year
       2009

O.9    Appoint Mr. Roberto Moses Thompson Motta as               Mgmt          No vote
       a Director, for a period of 3 years ending
       after the shareholders meeting which will be
       asked to approve the accounts for the year
       2009

O.10   Appoint Mr. Marcel Herrmann Telles as a Director,         Mgmt          No vote
       for a period of 3 years ending after the shareholders
       meeting which will be asked to approve the
       accounts for the year 2009

O.11   Appoint Mr. Jorge Paulo Lemann as a Director,             Mgmt          No vote
       for a period of 3 years ending after the shareholders
       meeting which will be asked to approve the
       accounts for the year 2009

O.12   Acknowledge the end of the mandate as the Director        Mgmt          No vote
       of Mr. Philippe De Spoelberch after his shareholders
       meeting and appoint Mr. Gregoire De Spoelberch
       as a Director, for a period of 3 years ending
       after the shareholders meeting which will be
       asked to approve the accounts for the year
       2009

O.13   Appoint Mr. Jean-Luc Dehaene as a Director,               Mgmt          No vote
       for a period of 3 years ending after the shareholders
       meeting which will be asked to approve the
       accounts for the year 2009

O.14   Appoint Mr. Mark Winkelman as a Director, for             Mgmt          No vote
       a period of 3 years ending after the shareholders
       meeting which will be asked to approve the
       accounts for the year 2009

O.15   Approve to renew for a period of 3 years ending           Mgmt          No vote
       after the shareholders meeting which will be
       asked to approve the accounts for the year
       2009; appoint the Statutory Auditor of Klynveld
       Peat Marwick Goerdeler aKPMGa, 1130 Brussels,
       avenue du Bourget 40, represented by Mr. Jos
       Briers, reviseur d enterprises, and setting
       , in agreement with this Company, its yearly
       remuneration to EUR 51.528

E.16   Receive the special report of the Board of Directors      Non-Voting
       with regard to the issuance of 200,000 subscription
       rights pursuant to provisions of Article 583
       of the Companies Code

E.17   Receive the special report of the Board of Directors      Non-Voting
       and report by the statutory Auditor with regard
       to the cancellation of the pre-emption right
       only in favour of 1 or more specific persons,
       pursuant to the provisions of Articles 596
       and 598 of the Companies Code

E.18   Approve the cancellation of pre-emption right             Mgmt          No vote
       with regard to the issuance of subscription
       rights in favour of all current Directors of
       the Company

E.19   Approve the issue of 200,00 subscription rights           Mgmt          No vote
       and determination of the issuance and exercise
       conditions in accordance with the terms and
       conditions set fort in the special report of
       the Board of Directors mentioned above under
       a.; the main provisions of these terms and
       conditions can be summarized, as specified

E.20   Approve to increase of share capital of the               Mgmt          No vote
       Company, under the condition and to the extent
       of the exercise of the subscription rights
       issued multiple by the exercise price of the
       subscription rights and allocation of the share
       premium to an account not available for distribution

E.21   Approve the compensation and nominating committee         Mgmt          No vote
       the powers to determination of the number of
       subscription rights offered to each of the
       Directors

E.22   Authorize 2 Directors, acting jointly to have             Mgmt          No vote
       established in a deed the exercise of the subscription
       rights and the corresponding increase of share
       capital, the number of new shares issue, the
       alteration of these premiums to an account
       not available for distribution, as well as
       to coordinate the text of the By-Laws and to
       file such coordinated text with the office
       of the clerk of the Commercial Code of Brussels

E.23   Amend Article 5 of the By-Laws, as specified              Mgmt          No vote

E.24   Authorize the Board of Directors, within the              Mgmt          No vote
       limits of the Law to determine the modalities
       for the exchange of existing bearer securities
       in dematerialized securities a and/or registered
       securitiesa

E.25   Receive the special report of the Board of Directors      Non-Voting
       regarding the use of authorized capital in
       case of takeover bid, drawn up in accordance
       with Article 604 and 607 of Belgian Companies
       Code

E.26   Authorize the Board of Directors to increase              Mgmt          No vote
       share capital in case of a public take over
       bid on securities of the Company, under the
       conditions set forth in Article 6, 1 to 4 of
       the By-Laws and 607 of Belgian Companies Code
       and amend the Article 6, 5 of the By-Laws accordingly

E.27   Authorize the Board of Directors to purchase              Mgmt          No vote
       the Companies own shares as such authorization
       and the parameters thereof are reflected in
       Article 10, 1 of the By-Laws, renewing for
       a term of 18 months as from 24 APR 2007 and
       amend the Article 10, 2 of the By-Laws accordingly

E.28   Authorize Mr. Benoit Loore, General Consel Corporate      Mgmt          No vote
       Governance, with right of substitution, for
       restatement of the By-Laws as a result of amendments
       referred to above, for the signing of such
       restated version and its filling with the office
       of the clerk of the Commercial Court of Brussels




--------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT NEWS AND MEDIA PLC                                                              Agenda Number:  701237059
--------------------------------------------------------------------------------------------------------------------------
    Security:  G4755S126                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  18-May-2007
        ISIN:  IE0004614818
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the transaction, as specified, and authorize      Mgmt          For                            For
       the Directors of the Company or Committee thereof
       to do, or procure to be done, all such acts
       and things on behalf of the Company and any
       subsidiaries as shall be required or as shall
       seem to them to be desirable to give effect
       thereto with such non-material modifications
       aif anya as they may in their absolute discretion
       think fit, and without prejudice to the generality
       of foregoing, including entering into the Scheme
       Implementation Agreement and implementing the
       Scheme each as specified




--------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT NEWS AND MEDIA PLC                                                              Agenda Number:  701257520
--------------------------------------------------------------------------------------------------------------------------
    Security:  G4755S126                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  13-Jun-2007
        ISIN:  IE0004614818
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting

1.     Adopt the reports and financial statements                Mgmt          For                            For

2.     Declare a final dividend                                  Mgmt          For                            For

3.1    Re-elect Mr. V.C. Crowley as a Director                   Mgmt          For                            For

3.2    Re-elect Mr. P.M. Cosgrove as a Director                  Mgmt          Against                        Against

3.3    Re-elect Mr. J.C. Davy as a Director                      Mgmt          Against                        Against

3.4    Re-elect Mr. I.G. Fallon as a Director                    Mgmt          For                            For

3.5    Re-elect Senator M.N. Hayes as a Director                 Mgmt          Against                        Against

3.6    Re-elect Mr. L.P. Healy as a Director                     Mgmt          Against                        Against

3.7    Re-elect Dr. B.J. Hillery as a Director                   Mgmt          For                            For

3.8    Re-elect Mr. Baroness M. Jay as a Director                Mgmt          For                            For

3.9    Re-elect Dr. IE Kenny as a Director                       Mgmt          Against                        Against

3.10   Re-elect Mr. F. Murray as a Director                      Mgmt          For                            For

3.11   Re-elect Mr. A.C. O Reilly as a Director                  Mgmt          Against                        Against

3.12   Re-elect Mr. G.K. O Reilly as a Director                  Mgmt          For                            For

4.     Approve to fix the remuneration of Directors              Mgmt          For                            For

5.     Authorize the Directors to fix the remuneration           Mgmt          For                            For
       of Auditors

6.     Authorize the Company to convene the next AGM             Mgmt          For                            For
       at any location outside the State




--------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT NEWS AND MEDIA PLC                                                              Agenda Number:  701261327
--------------------------------------------------------------------------------------------------------------------------
    Security:  G4755S126                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  13-Jun-2007
        ISIN:  IE0004614818
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize the Directors, for the purposes of              Mgmt          For                            For
       Section 20 of the Companies aamendmenta Act
       1983, athe 1983 Acta to allot and issue relevant
       securities pursuant to and in accordance with
       Article 6 of the Articles of Association of
       the Company and the maximum amount of relevant
       securities which may be allotted under the
       authority shall be authorized but as yet unissued
       share capital of the Company as at the close
       of business on the date of passing of this
       resolution; aAuthority shall, subject to Articles
       6 of the Articles of Association of the Company,
       expire at the close of business on 12 JUN 2012
       unless previously revoked or renewed in accordance
       with the provisions of the 1983 Acta

S.2    Authorize the Directors, for the purpose of               Mgmt          For                            For
       Section 24 of the Companies aamendmenta Act
       1983 athe Acta to allot and issue equity securities
       for cash pursuant to and in accordance with
       and subject to the terms and conditions as
       specified in Article 6 of the Articles of Association
       of the Company and that such date as is referred
       to in Article 6(c)(ii) shall be 13 JUN 2007;
       aAuthority shall expire at the close of business
       on the earlier of the date of the AGM of the
       Company after the passing of this resolution
       or 12 SEP 2008, unless previously revoked or
       renewed in accordance with the provisions of
       the 1983 Acta

S.3    Amend the Article 3(A)(d)(iii) be deleted and             Mgmt          For                            For
       substituted as specified

S.4    Authorize the Company and/or any subsidiary               Mgmt          For                            For
       abeing a body Corporate as referred to in the
       European Communities aPublic Limited Company
       Subsidiariesa regulations 1997a of the Company,
       to make market purchases aas defined by Section
       212 of the Companies Act 1990 athe 1990 Acta
       of shares of any class of the Company on such
       terms and conditions and in such manner as
       the Directors may from time to time determine
       in accordance with and subject to the provisions
       of the 1990 Act, and Article 3(a) of the Articles
       of Association of the Company; the re-issue
       price range at which any treasury shares aas
       defined by Section 209 of the 1990 Acta for
       the time being held by the Company may be re-issued
       off market shall be the price range set out
       in Article 3(A)(e) of the Articles of Association
       of the Company; and aAuthority shall expire
       at the close of business on the earlier of
       the date of the next AGM of the Company after
       the passing of this resolution or 12 DEC 2008
       unless, in any such case, previously revoked
       or renewed in accordance with the provisions
       of the 1990 Acta

S.5    Amend the Articles of Association by the deletion         Mgmt          Against                        Against
       of Articles 8(d) thereof; the redesignation
       of paragraph (e), (f) and (g) as (d), (e) and
       (f) respectively and the insertion of Article
       8(g) and Article 8(A) as specified

S.6    Amend Article 75 of the Articles of Association           Mgmt          For                            For
       of the Company by the deletion of the words
       twenty-five  on the second line thereof and
       the substitution of the word  twenty  therefore
       so that Article 75 shall henceforth read as
       specified

       Please note that detailed information about               Non-Voting
       the proposals can be found at: http://ww3.ics.adp.com/streetlink_data/dirGPICS/saFBAA.pdf




--------------------------------------------------------------------------------------------------------------------------
 INSURANCE AUSTRALIA GROUP LTD                                                               Agenda Number:  701071867
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q49361100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  15-Nov-2006
        ISIN:  AU000000IAG3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Re-elect Mr. Neil Hamilton as a Director, who             Mgmt          For                            For
       retires by rotation in accordance with the
       Company s Constitution

2.     Re-elect Mr. James Strong as a Director, who              Mgmt          For                            For
       retires by rotation in accordance with the
       Company s Constitution

3.     Adopt the Company s remuneration report for               Mgmt          For                            For
       the FYE 30 JUN 2006

       Receive the Company s financial statements and            Non-Voting
       reports for the FYE 30 JUN 2006




--------------------------------------------------------------------------------------------------------------------------
 IOWA TELECOMMUNICATIONS SERVICES INC                                                        Agenda Number:  932700695
--------------------------------------------------------------------------------------------------------------------------
    Security:  462594201                                                             Meeting Type:  Annual
      Ticker:  IWA                                                                   Meeting Date:  14-Jun-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       CRAIG A. LANG                                             Mgmt          For                            For
       H. LYNN HORAK                                             Mgmt          For                            For

02     ADOPTION OF IOWA TELECOM S 2007 EMPLOYEE STOCK            Mgmt          For                            For
       PURCHASE PLAN.

03     ADOPTION OF AMENDMENT NO. 1 TO IOWA TELECOM               Mgmt          For                            For
       S 2005 STOCK INCENTIVE PLAN.

04     APPROVAL AND RATIFICATION OF THE APPOINTMENT              Mgmt          For                            For
       OF DELOITTE & TOUCHE LLP AS OUR INDEPENDENT
       REGISTERED PUBLIC ACCOUNTING FIRM FOR THE YEAR
       ENDING DECEMBER 31, 2007.




--------------------------------------------------------------------------------------------------------------------------
 IRISH LIFE & PERMANENT PLC                                                                  Agenda Number:  701206840
--------------------------------------------------------------------------------------------------------------------------
    Security:  G4945H105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  18-May-2007
        ISIN:  IE0004678656
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the accounts for the YE               Mgmt          For                            For
       31 DEC 2006 and the reports of the Directors
       and the Auditors thereon

2.     Declare a final dividend on the ordinary shares           Mgmt          For                            For
       in the capital of the Company for the YE 31
       DEC 2006

3.A    Re-appoint Mr. Denis Casey as a Director, who             Mgmt          For                            For
       retires in accordance with the Articles of
       Association

3.B    Re-appoint Mr. Peter Fitzpatrick as a Director,           Mgmt          For                            For
       who retires in accordance with the Articles
       of Association

3.C    Re-appoint Mr. Roy Keenan as a Director, who              Mgmt          For                            For
       retires in accordance with the Articles of
       Association

3.D    Re-appoint Mr. Finbar Sheehan as a Director,              Mgmt          For                            For
       who retires in accordance with the Articles
       of Association

4.     Authorize the Directors to determine the remuneration     Mgmt          For                            For
       of the Auditors

S.5    Authorize the Company and/or any subsidiary               Mgmt          For                            For
       aSection 155 of the Companies Act 1963a of
       the Company, to make market purchases aSection
       212 of the Companies Act, 1990a of the Company
       s ordinary shares on such terms and conditions
       and in such manner as the Directors, or the
       case may be, the Directors of such subsidiary
       may from time to time determine in accordance
       with and subject to the provisions of the Companies
       Act, 1990 and the restrictions and provisions
       as set out in Article 50 b and 50 c of the
       Articles of Association of the Company, provided
       that the maximum aggregate number of ordinary
       shares to be acquired pursuant to this resolution
       will be 27,546,743; and for the purposes of
       the Section 209 of the Companies Act, 1990,
       the re-issue price range at which any treasury
       share aSection 209a from time being held by
       the Company may be re-issued off-market be
       the price range as set out in Article 50 d
       of the Articles of Association of the Company;
       and aAuthority expires the earlier of the conclusion
       of the next AGM of the Company or 18 AUG 2008a

S.6    Authorize the Directors, pursuant to Section              Mgmt          For                            For
       23 and Section 24(1) of the Companies aAmendmenta
       Act 1983, to allot equity securities aSection
       23a for cash pursuant to the authority to allot
       relevant securities conferred by Resolution
       5 by the Members of the Company at the AGM
       held on 20 MAY 2005, disapplying the statutory
       pre-emption rights aSection 23(1)a, provided
       that this power is limited to the allotment
       of equity securities: a) in connection with
       a rights issue in favor of Members where the
       equity securities are issued proportionately
       to the respective numbers of shares held by
       such Members but subject to such exclusions
       as the Directors may deem fit to deal with
       fractional entitlements or legal and practical
       problems arising in or in respect of any territory;
       and b) up to an aggregate nominal value of
       EUR 4,407,479 a5% of the issued ordinary share
       capital of the Company as at 27 MAR 2007a;
       aAuthority expires the earlier of the conclusion
       of the next AGM of the Company or 15 monthsa;
       and authorize the Directors to allot equity
       securities after the expiry of this authority
       in pursuance of such an offer or agreement
       made prior to such expiry

7      Amend the rules of the Irish Life & Permanent             Mgmt          For                            For
       plc Long-Term Incentive Plan athe Plana by
       the deletion of the existing Appendix of performance
       conditions and its replacement with the performance
       conditions set out in the Appendix to the Chairman
       s letter to shareholders of the Company accompanying
       this notice by the making of such consequent
       changes to the Rules of the Plan as the Board
       shall in its absolute discretion determine
       necessary or desirable

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting
       OF DETAILED AGENDA AND CHANGE IN NUMBERING
       OF RESOLUTION. PLEASE ALSO NOTE THE NEW CUT-OFF
       IS 09 MAY 2007. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 JD GROUP LTD (FORMERLY JOSHUA DOORE LTD)                                                    Agenda Number:  701113057
--------------------------------------------------------------------------------------------------------------------------
    Security:  S40920118                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  07-Feb-2007
        ISIN:  ZAE000030771
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.O.1  Receive and adopt the annual financial statements         Mgmt          For                            For
       of the Group and the Company for the FYE 31
       AUG 2006, including the Directors  report and
       the report of the Independent Auditors therein

2O2.1  Re-elect Mr. M. E. King as a Director, who retire         Mgmt          For                            For
       by rotation, in terms of the Company s Articles
       of Association

2O2.2  Re-elect Mr. D. Konar as a Director, who retire           Mgmt          For                            For
       by rotation, in terms of the Company s Articles
       of Association

2O2.3  Re-elect Mr. I.D. Sussman as a Director, who              Mgmt          For                            For
       retire by rotation, in terms of the Company
       s Articles of Association

3.O.3  Approve to renew the authority, subject to the            Mgmt          For                            For
       provisions of the Act and the Listings Requirements
       of the JSE Limited aJSEa, that a maximum of
       10 million unissued shares in the capital of
       the Company aequivalent to 5,6% of the Company
       s current issued shares capitala be placed
       under the control of the Directors at their
       discretion until the next AGM as a general
       authority in terms of Section 221(2) of the
       Companies Act 61 of 1973 as amended athe Acta

4.O.4  Re-appoint Deloitte & Touche as the Independent           Mgmt          For                            For
       Auditors of the Company for the ensuing period
       terminating on the conclusion of the next AGM
       of the Company and authorize the Directors
       to fix the Auditors  remuneration for the past
       year

5.S.1  Approve a general arrpoval contemplated in the            Mgmt          For                            For
       Companies Act 61 of 1973 athe Acta, the repurchase
       of shares from time to time, either by the
       Company itself or by its subsidiaries, of the
       Company s issued shares, upon such terms and
       conditions and in such amounts as the Directors
       of the Company may from time to time decide,
       subject however to the provisions of the Act
       and the Listing Requirements of the JSE, it
       being recorded that in terms of the Listings
       Requirements of the JSE, general repurchases
       of the Company s shares can only be made subject
       to the following: the Company and its subsidiaries
       are enabled by their Articles of Association
       to repurchase such shares; the repurchase of
       shares be effected through the order book operated
       by the JSE trading system and be done without
       any prior understanding or arrangement between
       the Company and the counter party; authorize
       the Company and its subsidiary by their Members
       in terms of a special resolution taken at general
       meetings, to make such general repurchases,
       aAuthority expires the earlier of the next
       AGM or 15 monthsa; an announcement be made
       giving such details as may be required in terms
       of the Listings Requirements of the JSE when
       the Company has cumulatively repurchased 3%
       of the initial number athe number of that class
       of share in issue at the time that the general
       authority is granteda of the relevant class
       of shares and for each 3% in aggregate of the
       initial number of that class acquired thereafter;
       at any one time the Company may only appoint
       one Agent to effect any repurchase on the Company
       s behalf; the repurchase of shares will not
       take place during a prohibited period and will
       not affect compliance with the shareholders
       spread requirements as laid down by the JSE;
       the repurchase of shares shall not, in the
       aggregate, in any one FY, exceed 20% of the
       Company s issued share capital and a maximum
       of 10% in aggregate of the Company s issued
       share capital that may be repurchased in terms
       of the Act, by the subsidiaries of the Company,
       at the time this authority is given; and the
       repurchase of shares may not be made at a price
       greater than 10% above the weighted average
       traded price of the market value of such shares
       over the previous 5 business days immediately
       preceding the date on which the transaction
       is effected

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting
       OF RECORD DATE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 JOHN FAIRFAX HOLDINGS LTD                                                                   Agenda Number:  701076019
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q50804105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  10-Nov-2006
        ISIN:  AU000000FXJ5
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the financial reports of              Non-Voting
       the Company and the reports of the Directors
       and the Auditor for the FYE 30 JUN 2006

2.A    Re-elect Mr. Ronald Walker as a Director of               Mgmt          For                            For
       the Company, who retires in accordance with
       the Constitution

2.B    Re-elect Mr. Roger Corbett as a Director of               Mgmt          For                            For
       the Company, who retires in accordance with
       the Constitution

3.     Approve the Company s remuneration report for             Mgmt          For                            For
       the FYE 30 JUN 2006

S.4    Amend the Constitution of John Fairfax Holdings           Mgmt          For                            For
       Limited with immediate effect, in the manner
       as specified

S.5.A  Adopt the new name Fairfax Media Limited, to              Mgmt          For                            For
       take effect when the Australian Securities
       and Investments Commission alters the details
       of the Company s Registration accordingly

S.5.B  Amend, the conditional upon the passing of Resolution     Mgmt          For                            For
       S.5.A to change the Company name and upon the
       Australian Securities and Investments Commission
       altering the details of the Company s Registration
       accordingly, the Constitution of the Company
       as specified




--------------------------------------------------------------------------------------------------------------------------
 KELDA GROUP PLC                                                                             Agenda Number:  701029692
--------------------------------------------------------------------------------------------------------------------------
    Security:  ADPV01594                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Jul-2006
        ISIN:  GB0009877944
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Directors  report, the Auditors               Mgmt          For                            For
       report and the Company s annual accounts for
       the FYE 31 MAR 2006

2.     Approve the Directors  remuneration report for            Mgmt          For                            For
       the YE 31 MAR 2006

3.     Declare a final dividend for the YE 31 MAR 2006           Mgmt          For                            For

4.     Re-elect Mr. C.C. Fisher as a Director of the             Mgmt          For                            For
       Company

5.     Re-elect Mr. M.G. Towers as a Director of the             Mgmt          For                            For
       Company

6.     Re-appoint Ernst & Young LLP as the Auditor               Mgmt          For                            For
       of the Company and authorize the Directors
       to determine their remuneration

7.     Approve to renew the authority conferred on               Mgmt          For                            For
       the Directors to allot relevant securities
       as defined in Section 80 of the Companies Act
       1985  as amended  up to an aggregate nominal
       amount of GBP 18,977,979;  Authority expires
       the earlier of the conclusion of the AGM in
       2007 or on 24 OCT 2007 ; and the Directors
       may allot relevant securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

S.8    Authorize the Directors, subject to the passing           Mgmt          For                            For
       of Resolution 7 and pursuant to Section 95
       of the Companies Act 1985  as amended , to
       allot equity securities  Section 94 of the
       Act  for cash pursuant to Resolution 7, disapplying
       the statutory pre-emption rights  Section 89(1)
       of the Act , provided that this power is limited
       to the allotment of equity securities: i) in
       connection with an offer or issue to or in
       favor of ordinary shareholders; and ii) up
       to an aggregate nominal amount of GBP 2,849,546;
       Authority expires the earlier of the conclusion
       of the AGM in 2007 or on 24 OCT 2007 ; and
       authorize the Directors to allot equity securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry

S.9    Authorize the Company, in accordance with Article         Mgmt          For                            For
       51.2 of its Articles of Association and the
       Companies Act 1985, to make market purchases
       Section 163(3) of the Companies Act 1985 as
       amended  of up to 37,566,039 ordinary shares
       of 15 5/9 pence each, at a minimum price of
       15 5/9 pence for each ordinary share and the
       Company may not pay more than 5% over the average
       of the middle market price of the ordinary
       shares based on the London Stock Exchange Daily
       Official List, over the previous 5 business
       days;  Authority expires the earlier of the
       conclusion of the AGM in 2007 or on 24 OCT
       2007 ; the Company, before the expiry, may
       make a contract to purchase ordinary shares
       which will or may be executed wholly or partly
       after such expiry




--------------------------------------------------------------------------------------------------------------------------
 KELDA GROUP PLC                                                                             Agenda Number:  701250362
--------------------------------------------------------------------------------------------------------------------------
    Security:  ADPV01594                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  01-Jun-2007
        ISIN:  GB0009877944
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve: conditional on the admission to the              Mgmt          For                            For
       Official List of the UK Listing authority and
       to trading on the London Stock Exchange Plc
       s main market for listed securities becoming
       effective by 8.00 am on 18 JUN 2007 aor such
       later time and/or date as the Directors of
       the Companya of non-cumulative preference shares
       of 1penny each athe B sharesa and ordinary
       shares of 20 2/9 pence, each of such class
       of shares having the rights and being subject
       to the restrictions set out in the Articles
       of Association of the Company as proposed to
       be amended pursuant to this resolution: to
       increase the share capital of the Company from
       GBP 126,683,706.64 and 4/9 pence to GBP 130,283,706.64
       and 4/9 pence by the creation of 360 million
       B Shares of 1 penny each; authorize the Directors
       to capitalize a sum not exceeding GBP 3.6 million
       standing to the credit of the Company s share
       premium account and to appropriate such sum
       to the Members of the Company by applying such
       sum in paying up in full the B shares and pursuant
       to Section 80 of the Companies Act 1985 aas
       amendeda athe Companies Acta to allot and issue
       such B Shares credited as fully paid up, up
       to an aggregate nominal amount of GBP 3.6 million,
       to the holders of the ordinary shares of 15
       5/9 pence each in the Company athe Existing
       Ordinary Sharesa on the basis of one B Share
       for each existing ordinary share held and recorded
       on the register of Members of the Company at
       5.00pm on 15 JUN 2007 or such other time and/or
       date as the Directors may determinea; aAuthority
       expires the earlier of the conclusion of the
       AGM to be held in 2008 or 15 months from the
       date of the passing of this resolutiona; to
       sub-divide each existing ordinary share as
       shown in the register of Members of the Company
       at 5.00 pm on 15 JUN 2007 into 10 shares of
       1 5/9 pence each and forthwith upon such subdivision
       every 13 shares of 1 5/9 pence each resulting
       from such subdivision be consolidated into
       one new ordinary, provided that no member shall
       be entitle to a fraction of a share and all
       fractional entitlements arising out of such
       subdivision and consolidation shall be aggregated
       into new ordinary shares and the whole number
       of new ordinary shares so arising sold and
       the net proceeds of sale distributed in due
       proportion arounded down to the nearest pennya
       among those shareholders who would otherwise
       be entitled to such fractional entitlements
       save that any amount otherwise due to a shareholder,
       being less than GBP 3, shall be retained by
       the Company and donated to a charity of the
       Company s chose; following the capitalization
       issue referred to in this resolution above
       and the subdivision and consolidation referred
       to in this resolution above, each authorized
       but unissued existing ordinary share aup to
       such number as will result in the maximum whole
       number of new ordinary shares, with any balance
       remaining unconsolidateda subdivided into 10
       shares of 1 5/9 pence each and forthwith upon
       such subdivision every 13 shares of 1 5/9 pence
       each resulting from such subdivision consolidated
       into one new ordinary share provided that the
       balance of the unconsolidated existing ordinary
       shares shall immediately thereafter be cancelled
       in accordance with Section 121(2)(e) of the
       Companies Act and the amount of the Company
       s authorized but unissued share capital shall
       be diminished accordingly; the terms of the
       contract between JP Morgan Cazenove Limited
       aJPMorgan Cazenovea; and the Company under
       which JP Morgan Cazenove will be entitled to
       require the Company to purchase B Shares from
       it aas specifieda and authorized for the purposes
       of Section 165 of the Companies Act and otherwise
       but so that such approval and authority shall
       expire 18 months from the date of the passing
       of this resolution; and amend the Articles
       of Association of the Company in the manner
       set out in the list of amendments produced
       to the meeting and initialled for the purpose
       of identification by the Chairman

2.     Authorize the Directors, subject to passing               Mgmt          For                            For
       of Resolution S.1 and pursuant to Section 80
       of the Companies Act to allot relevant securities
       (as defined in Section 80(2) of the Companies
       Acta up to an aggregate nominal value of GBP
       18.4 million; aAuthority expires the earlier
       of the conclusion of the AGM in 2007 or on
       24 OCT 2007a, before such expiry the Company
       may make an offer or agreement which would
       or might require relevant securities and the
       Directors may allot relevant securities in
       pursuance of any such offer or agreement as
       if the authority conferred hereby had not expired;
       this authority shall be in substitution for
       and supersede and revoke all earlier such authorities
       conferred on the Directors

S.3    Authorize the Directors, subject to passing               Mgmt          For                            For
       of Resolution S.1 and pursuant to Section 95
       of the Companies Act, to allot equity securities
       aSection 94(2)a for cash, pursuant to general
       authority conferred on them by Resolution 2,
       and to allot equity securities aas defined
       in Section 94(3A)a for cash in each case disapplying
       the statutory pre-emption rights aSection 89(1)
       of the Companies Act, provided that this power
       is limited to the allotment of equity securities:
       a) in connection with a rights issue, open
       offer or other offers in favor of ordinary
       shareholders; and b) up to an aggregate nominal
       amount of GBP 2.8 million; aAuthority expires
       the earlier of the conclusion of the AGM in
       2007 or on 24 OCT 2007a; before such expiry
       the Company may make an offer or agreement
       which would or might require relevant securities
       and the Directors may allot relevant securities
       in pursuance of any such offer or agreement
       as if the authority conferred hereby had not
       expired; authority shall be in substitution
       for and supersede and revoke all earlier such
       authorities conferred on the Directors

S.4    Authorize the Company, subject to the passing             Mgmt          For                            For
       of Resolution S.1 and being unconditional in
       accordance with its terms, to make market purchases
       aSection 163(3)a of up to 27.5 million new
       ordinary shares, at a minimum price which may
       be paid for each new ordinary share is 20 2/9
       pence, the maximum price which may be paid
       for any new ordinary share is an amount not
       more than the higher of an amount equal to
       5% over the average of the middle-market quotations
       for such shares derived from the London Stock
       Exchange Daily Official List, over the previous
       5 business days; aAuthority expires the earlier
       of the conclusion of the next AGM to be held
       in 2007 or on 24 OCT 2007 a; before such expiry
       the Company may make a contract to purchase
       ordinary shares which will or may be executed
       wholly or partly after such expiry




--------------------------------------------------------------------------------------------------------------------------
 KEYSPAN CORPORATION                                                                         Agenda Number:  932565320
--------------------------------------------------------------------------------------------------------------------------
    Security:  49337W100                                                             Meeting Type:  Annual
      Ticker:  KSE                                                                   Meeting Date:  17-Aug-2006
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     A PROPOSAL TO ADOPT THE AGREEMENT AND PLAN OF             Mgmt          For                            For
       MERGER, DATED AS OF FEBRUARY 25, 2006, BETWEEN
       NATIONAL GRID PLC, NATIONAL GRID US8, INC.
       AND KEYSPAN CORPORATION, AS IT MAY BE AMENDED.

02     DIRECTOR
       ROBERT B. CATELL                                          Mgmt          For                            For
       ANDREA S. CHRISTENSEN                                     Mgmt          For                            For
       ROBERT J. FANI                                            Mgmt          For                            For
       ALAN H. FISHMAN                                           Mgmt          For                            For
       JAMES R. JONES                                            Mgmt          For                            For
       JAMES L. LAROCCA                                          Mgmt          For                            For
       GLORIA C. LARSON                                          Mgmt          For                            For
       STEPHEN W. MCKESSY                                        Mgmt          For                            For
       EDWARD D. MILLER                                          Mgmt          For                            For
       VIKKI L. PRYOR                                            Mgmt          For                            For

03     RATIFICATION OF DELOITTE & TOUCHE LLP AS INDEPENDENT      Mgmt          For                            For
       REGISTERED ACCOUNTANTS.

04     SHAREHOLDER PROPOSAL TO ADOPT SIMPLE MAJORITY             Shr           For                            Against
       VOTE.




--------------------------------------------------------------------------------------------------------------------------
 KT CORPORATION                                                                              Agenda Number:  932635494
--------------------------------------------------------------------------------------------------------------------------
    Security:  48268K101                                                             Meeting Type:  Annual
      Ticker:  KTC                                                                   Meeting Date:  16-Mar-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     APPROVAL OF FINANCIAL STATEMENTS FOR THE 25TH             Mgmt          For                            For
       FISCAL YEAR, AS SET FORTH IN THE COMPANY S
       NOTICE OF MEETING ENCLOSED HEREWITH.

02     APPROVAL OF AMENDMENT OF ARTICLES OF INCORPORATION,       Mgmt          For                            For
       AS SET FORTH IN THE COMPANY S NOTICE OF MEETING
       ENCLOSED HEREWITH.

3A     ELECTION OF THE MEMBER OF THE AUDIT COMMITTEE:            Mgmt          For                            For
       JEONG RO YOON.

3B     ELECTION OF THE MEMBER OF THE AUDIT COMMITTEE:            Mgmt          For                            For
       KON SIK KIM.

4A     ELECTION OF DIRECTOR: JONG LOK YOON.                      Mgmt          For                            For

4B     ELECTION OF DIRECTOR: JEONG SOO SUH.                      Mgmt          For                            For

4C     ELECTION OF DIRECTOR: PAUL C. YI                          Mgmt          For                            For

05     APPROVAL OF LIMIT ON REMUNERATION OF DIRECTORS,           Mgmt          For                            For
       AS SET FORTH IN THE COMPANY S NOTICE OF MEETING
       ENCLOSED HEREWITH.




--------------------------------------------------------------------------------------------------------------------------
 LEGAL & GENERAL GROUP PLC                                                                   Agenda Number:  701214328
--------------------------------------------------------------------------------------------------------------------------
    Security:  G54404127                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  16-May-2007
        ISIN:  GB0005603997
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the report and the accounts for the               Mgmt          For                            For
       YE 31 DEC 2006

2.     Declare a final dividend of 3.81p per ordinary            Mgmt          For                            For
       share

3.     Re-elect Mr. R. H. P. Marhkham as a Director,             Mgmt          For                            For
       who retires in accordance with Article 85

4.     Re-elect Mr. C. R. R. Avery as a Director, who            Mgmt          For                            For
       retires by rotation

5.     Re-elect Mr. J. B. Pollock as a Director, who             Mgmt          For                            For
       retires by rotation

6.     Re-elect Dr. R. H. Schmitz as a Director, who             Mgmt          For                            For
       retires by rotation

7.     Re-elect Mr. J. M. Strachan as a Director, who            Mgmt          For                            For
       retires by rotation

8.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors of the Company to hold office until
       the conclusion of the next general meeting
       at which accounts are laid before the Company

9.     Authorize the Directors to determine the Auditor          Mgmt          For                            For
       s remuneration

10.    Approve the Directors  report on remuneration             Mgmt          For                            For
       aas specifieda

11.    Authorize the Directors, pursuant to Section              Mgmt          For                            For
       80 of the Companies Act 1985, to allot relevant
       securities aSection 80 of the Acta up to an
       aggregate nominal amount of GBP 8,165,650 a5%
       of the issued share capital of the Company
       as at 13 MAR 2007a; aAuthority expires the
       earlier of the next AGM of the Company in 2008
       or 30 JUN 2008a; and the Company may make allotments
       during the relevant period which may be exercised
       after the relevant period

S.12   Authorize the Directors, subject to the passing           Mgmt          For                            For
       of Resolution 11, and pursuant to Section 95
       of the Companies Act 1985, to allot equity
       securities aSection 94 of the Acta for cash
       pursuant to the authority conferred by Resolution
       11 and/or where such allotment constitutes
       an allotment of equity securities by virtue
       of Section 94(3A), dis-applying the statutory
       preemption rights aSection 89(1)a, provided
       that this power is limited to the allotment
       of equity securities: a) in connection with
       a rights issue in favor of shareholders; b)
       up to an aggregate nominal amount of GBP 8,165,650
       a5% of the issued share capital of the Company
       as at 31 MAR 2008a; aAuthority expires the
       earlier of the conclusion of the next AGM of
       the Company in 2008 or 30 JUN 2008a; and the
       Directors may allot equity securities after
       the expiry of this authority in pursuance of
       such an offer or agreement made prior to such
       expiry

S.13   Authorize the Company, pursuant to Article 7              Mgmt          For                            For
       of the Articles of Association of the Company
       and for the purpose of Section 166 of the Companies
       Act 1985, to make market purchases of any of
       its ordinary shares of up to 653,252,004 ordinary
       shares a10% of the issued share capital of
       the Companya, at a minimum price of 2.5p and
       up to 105% of the average middle market quotations
       for such shares derived from the London Stock
       Exchange Daily Official List, over the previous
       5 business days; aAuthority expires the earlier
       of the conclusion of the next AGM of the Company
       in 2008 or 30 JUN 2008a; the Company, before
       the expiry, may make a contract to purchase
       ordinary shares which will or may be executed
       wholly or partly after such expiry




--------------------------------------------------------------------------------------------------------------------------
 LIBERTY GROUP LTD                                                                           Agenda Number:  701127474
--------------------------------------------------------------------------------------------------------------------------
    Security:  S44330116                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  29-Jan-2007
        ISIN:  ZAE000057360
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize the Company to acquire the remaining            Mgmt          For                            For
       62.6% of the ordinary shares in STANLIB Limited
       aRegistration Number 1997/014748/06a from Standard
       Bank Group Limited aRegistration Number 1969/017128/06a
       and Quantum Leap Investments 740 aproprietarya
       Limited aregistration number 2003/008281/07a
       for an aggregate consideration of ZAR 1,564,809,114
       to be discharged by the issue of 9,732,582
       new Liberty Life ordinary shares, credited
       as fully paid and the payment of ZAR 825,132,782
       in cash, on the terms and condition specified
       in the agreement; and authorize any one or
       more of the Directors to do such things, sign
       such documents and procure such things as are
       required to give effect to the agreement




--------------------------------------------------------------------------------------------------------------------------
 LIBERTY GROUP LTD                                                                           Agenda Number:  701194209
--------------------------------------------------------------------------------------------------------------------------
    Security:  S44330116                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-May-2007
        ISIN:  ZAE000057360
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

O.1    Receive and adopt the audited financial statements        Mgmt          For                            For
       for the YE 31 DEC 2006

O.2    Approve the remuneration of the Chairman of               Mgmt          For                            For
       the Board of ZAR 1,350, 000 for the YE 31 DEC
       2007

O.3    Approve the remuneration of the Non-Executive             Mgmt          For                            For
       Directors of ZAR 110,000 per Non-Executive
       Director for the YE 31 DEC 2007

O.4    Approve the remuneration of the Chairman of               Mgmt          For                            For
       the Audit and actuarial committee of ZAR 144,000
       for the YE 31 DEC 2007

O.5    Approve the remuneration of the Members of the            Mgmt          For                            For
       audit and Actuarial Committee of ZAR 70,000
       per Member for the YE 31 DEC 2007

O.6    Approve the remuneration of the Chairman of               Mgmt          For                            For
       the risk Committee of ZAR 105,000 for the YE
       31 DEC 2007

O.7    Approve the remuneration of the Members of the            Mgmt          For                            For
       risk Committee of ZAR 52,500 per Member for
       the YE 31 DEC 2007

O.8    Approve the remuneration of the Chairman of               Mgmt          For                            For
       the remuneration Committee of ZAR 90,000 for
       the YE 31 DEC 2007

O.9    Approve the remuneration of the Members of the            Mgmt          For                            For
       remuneration Committee of ZAR 44, 000 per Member
       for the YE 31 DEC 2007

O.10   Approve the remuneration of the Chairman of               Mgmt          For                            For
       the transformation Committee of ZAR 76,000
       for the YE 31 DEC 2007

O.11   Approve the remuneration of the Members of the            Mgmt          For                            For
       transformation Committee of ZAR 38,000 per
       Member for the YE 31 DEC 2007

O.12   Approve the remuneration of the Members of the            Mgmt          For                            For
       Directors  affairs Committee of ZAR 20,000
       per Member for the YE 31 DEC 2007

O.13   Elect Ms. B.S. Tshabalala as a Director, in               Mgmt          For                            For
       accordance with the Company s Articles of Association

O.14   Elect Mr. H.I. Appelbaum as a Director, in accordance     Mgmt          For                            For
       with the Company s Articles of Association

O.15   Elect Mr. D.E. Cooper as a Director, in accordance        Mgmt          For                            For
       with the Company s Articles of Association

O.16   Elect Mr. J.H. Maree as a Director, in accordance         Mgmt          For                            For
       with the Company s Articles of Association

O.17   Elect Dr. S.P. Sibisi as a Director, in accordance        Mgmt          For                            For
       with the Company s Articles of Association

O.18   Authorize the Directors of the Company, all               Mgmt          For                            For
       the unissued ordinary shares, subject to Sections
       221 and 222 of the Companies Act, 1973 and
       the Listings Requirements of the JSE Limited
       athe JSEa aListings Requirementsa, to allot
       and issue such shares in their discretion on
       such terms and conditions as and when they
       deem it fit to do so; subject to the aggregate
       number of ordinary shares to be allotted and
       issued in terms of this resolution being limited
       to 5% of the number of ordinary shares in issue
       at 31 DEC 2006, in addition to any ordinary
       shares reserved for the purpose of carrying
       out the terms of the Company s share incentive
       schemes, particulars of which are set out in
       the annual report for 2006

O.19   Authorize the Directors of the Company, with              Mgmt          For                            For
       the exception of a pro rata rights offer to
       Members and subject to the passing of ordinary
       resolution number 18, and 1he Listings Requirements
       of the JSE Limited aListings Requirementsa,
       to issue ordinary shares of 10c each for cash
       as and when suitable situations arise, subject
       to the following limitations: aAuthority shall
       be valid until the Company s next AGM or for
       15 months from the date of this resolution,
       whichever occurs firsta; (b) that the equity
       securities, which are the subject of the issue
       for cash, be of a class already in issue, or
       where this is not the case, must be limited
       to such securities or rights that are convertible
       into a class already in issue; (c) that the
       equity securities be issued to persons qualifying
       as public shareholders as defined in the Listings
       Requirements, and not to related parties; (d)
       that issues in the aggregate in anyone FY aincluding
       the number to be issued in the future as a
       result of the exercise of options or conversion
       of convertible securities issued in that same
       FYa will not exceed 5% of the number of shares
       of any class of the Company s issued share
       capital, including instruments which are compulsorily
       convertible into shares of that class; (e)
       that, in determining the price at which an
       issue of shares will be made in terms of this
       authority, the maximum discount permitted will
       be 10% of the weighted average traded price
       of the shares in question, as determined over
       the 30 business days to the date that the price
       of the issue is determined; (f) that after
       the Company has issued equity securities in
       terms of an approved general issue for cash
       representing, on a cumulative basis within
       a FY 5% of the number of equity securities
       in Issue prior to that issue, the: Company
       shall publish an announcement containing full
       details of the issue; including: the number
       of securities issued; the average discount
       to the weighted average traded price of the
       equity securities over the 30 days prior to
       the date that the price of the issue was determined;
       the effect of the issue on net asset value
       per share, net tangible asset value per share,
       earnings per share and headline earnings per
       share; the approval of a 75% majority of the
       votes cast by shareholders present or represented
       by proxy at this meeting is required for this
       ordinary resolution number 19 to become effective

O.20   Authorize the Directors of the Company, by way            Mgmt          For                            For
       of a general authority, to distribute to shareholders
       of the Company any share capital and reserves
       of the Company in terms of Section 90 of the
       Companies Act, 61 of 1973, as amended athe
       Acta, Articles 18, 63, 64 and 65 of the Company
       s Articles of Association and in terms of the
       listings Requirements of the JSE Limited athe
       Listings Requirementsa, it being recorded that
       the listings requirements currently require,
       inter alia, that the Company may make a general
       distribution only if: aAuthority shall be valid
       until the next AGM of the Company or 15 monthsa;
       the general payment is made pro rata to all
       shareholders; and any general distribution
       by the Company shall not exceed 20% of the
       Company s issued share capital and reserves
       but excluding minority interests and revaluations
       of assets and intangible assets that are not
       supported by a valuation by an independent
       professional expert acceptable to the JSE prepared
       within the last 6 months, in anyone FY, measured
       as at the beginning of such FY; the Directors
       of the company confirm that the company will
       not distribute share capital and reserves In
       terms of this authority unless, after such
       distribution: the Company, and the Company
       and its subsidiaries athe groupa will be able
       to pay its debts as they become due in the
       ordinary course of business for a period of
       12 months after the date of the notice of AGM;
       the assets of the Company and the group, valued
       in accordance with the accounting policies
       used in the latest audited annual group financial
       statements, will exceed the liabilities of
       the Company and the group for a period of 12
       months after the date of the notice of AGM;
       the share capital and reserves of the Company
       and the group will be adequate for ordinary
       business purposes aor a period of 12 months
       after the date of the notice of AGM; and the
       working capital of the Company and the group
       will be adequate for ordinary business purposes
       for a period of 12 months after the date of
       the notice of the AGM

S.1    Authorize the Directors of the Company, to facilitate     Mgmt          For                            For
       the acquisition by the Company, or a subsidiary
       of the Company, from time to time of the issued
       shares of the Company upon such terms and conditions
       and in such amounts as the Directors of the
       Company may from time to time decide, but subject
       to the provisions of the Companies Act, 1973,
       as amended, the Listings Requirements of the
       JSE Limited athe ISEa aListings Requirementsa
       and the provisions of the long-term Insurance
       Act, 1998, which general approval shall endure
       until the following AGM of the Company aAuthority
       expires unless it is renewed at the aforementioned
       AGM, provided that it shall not extend beyond
       15 months from the date of registration of
       this special resolution number 1a, it being
       recorded that the listings Requirements currently
       require, inter alia, that the Company may make
       a general repurchase of securities only if:
       (i) the repurchase of securities is being effected
       through the order book operated by the JSE
       Trading System and done without any prior understanding
       or arrangement between the Company and the
       counterparty areported trades are prohibiteda;
       (ii) the Company is authorized thereto by its
       Articles of Association;aAuthority expires
       the conclusion of the next AGM or 15 monthsa;
       (iv) the repurchase should not in aggregate
       in anyone financial year exceed 10% of the
       Company s issued share capital, provided that
       any general repurchase may not exceed 10% of
       the Company s issued share capital in anyone
       FY; (v) at any point in time, the Company may
       only appoint 1 agent to effect any repurchaseasa
       on the Company s behalf; (vi) the Company may
       only undertake a repurchase of securities if
       after such repurchase the Company still complies
       with shareholder spread requirements in terms
       of the listings requirements; (vii) the Company
       or its subsidiary may not repurchase securities
       during a prohibited period; (viii) repurchases
       are not made at a price more than, 10% above
       the weighted average of the market value for
       the securities for the 5 business days immediately
       preceding the repurchase; and (ix) a paid press
       announcement containing full details of such
       acquisition is published as soon as the Company
       has acquired shares constituting, on a cumulative
       basis, 3% of the number of shares in issue
       prior to the acquisition; at the present time
       the Directors have no specific intention with
       regard to the utilization of this authority,
       which will only be used if the circumstances
       are appropriate, the reason for and effect
       of special resolution number 1 is to grant
       the Company a general authority in terms of
       the Companies Act. 1973, as amended, to facilitate
       the acquisition of the Company s own shares,
       aauthority expires the earlier of the next
       AGM of the Company or 15 monthsa; such general
       authority will provide the Directors with flexibility
       to effect a repurchase of the company s shares,
       should it be in the interest of the company
       to do so at any time while the general authority
       is in force

S.2    Amend the Articles of Association of the Company          Mgmt          For                            For
       by the insertion of new article 23.1, as specified




--------------------------------------------------------------------------------------------------------------------------
 LITE-ON TECHNOLOGY CORP                                                                     Agenda Number:  701121977
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y5313K109                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  11-Jan-2007
        ISIN:  TW0002301009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 350499 DUE TO ADDITIONAL RESOLUTION AND
       CHANGE IN NUMBERING OF RESOLUTIONS. ALL VOTES
       RECEIVED ON THE PREVIOUS MEETING WILL BE DISREGARDED
       AND YOU WILL NEED TO REINSTRUCT ON THIS MEETING
       NOTICE. THANK YOU.

       PLEASE NOTE THAT ACCORDING TO LOCAL REGULATIONS,          Non-Voting
       IF YOUR ACCOUNT ELIGIBLE HOLDING IS ABOVE 300,000
       SHS, WE ARE REQUIRED TO ATTEND THE MEETING
       AND EXERCISE VOTING RIGHTS ON YOUR BEHALF.
       THERE WILL BE A CHARGE OF USD 150 FOR PHYSICAL
       ATTENDANCE OF THIS MEETING. THANK YOU.

       PLEASE NOTE THAT THIS IS A SGM. THANK YOU.                Non-Voting

1.     Approve the 30% capital reduction program                 Mgmt          For                            For

2.     Approve the share swap and the issuance of new            Mgmt          For                            For
       shares to acquire Li Shin International Enterprise
       Corporation/TW0002469004 as a 100% wholly owned
       subsidiary

3.     Other issues and extraordinary motions                    Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 LLOYDS TSB GROUP PLC                                                                        Agenda Number:  701193865
--------------------------------------------------------------------------------------------------------------------------
    Security:  G5542W106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  09-May-2007
        ISIN:  GB0008706128
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the accounts and the reports of the               Mgmt          For                            For
       Directors and of the Auditors for the YE 31
       DEC 2006

2.     Receive the Director s remuneration report contained      Mgmt          For                            For
       in the report contained in the report and accounts

3.a    Re-elect Mr. W. C. G. Berndt as a Director,               Mgmt          For                            For
       who retire under Article 82 of the Articles
       of Association

3.b    Re-elect Mr. Ewan Brown as a Director, who retire         Mgmt          For                            For
       under Article 82 of the Articles of Association

3.c    Re-elect Mr. J. E. Daniels as a Director, who             Mgmt          For                            For
       retire under Article 82 of the Articles of
       Association

3.d    Re-elect Mrs. H. A. Weir as a Director, who               Mgmt          For                            For
       retire under Article 82 of the Articles of
       Association

4.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors

5.     Authorize the Audit Committee to set the remuneration     Mgmt          For                            For
       of the Auditors

6.     Authorize the Directors by Article 9.2 of the             Mgmt          For                            For
       Company s Articles of Association be renewed
       for the period ending on the day of the AGM
       in 2008 or on 08 AUG 2008, whichever is the
       earlier, and for that period the Section 80
       amount shall be GBP 361,722,975

S.7    Approve, subject to the passing of Resolution             Mgmt          For                            For
       6, to renew the power conferred on the Directors
       by Article 9.3 of the Company s Articles of
       Association be renewed for the period mentioned
       in that resolution and for that period the
       Section 89 amount shall be GBP 71,468,846

S.8    Authorize the Company, for the purpose of Section         Mgmt          For                            For
       163 of the Companies Act 1985, to make market
       purchases aSection 163a of up to 571,750,770
       ordinary shares of 25p each in the capital
       of the Company, at a minimum price of 25p and
       up to 105% of the average middle market quotations
       for such shares derived from the London Stock
       Exchange Daily Official List, over the previous
       5 business days; aAuthority expires the earlier
       of the conclusion of the next AGM of the Company
       or 08 NOV 2008a; the Company, before the expiry,
       may make a contract to purchase ordinary shares
       which will or may be executed wholly or partly
       after such expiry

9.     Approve the draft rules of the Lloyds TSB Group           Mgmt          For                            For
       Sharesave Scheme 2007 and authorize the Directors
       to: (a) cause the Rules to be adopted in, or
       substantially in, the form of the draft Rules;
       and (b) do all Acts and things necessary or
       expedient to operate the Scheme

10.    Authorize the Company, subject to and in accordance       Mgmt          For                            For
       with the provisions of the Companies Act 2006
       and the Articles of Association of the Company,
       to send, convey or supply all types of notices,
       documents or information to the members in
       electronic form and to make such notices, documents
       or information available on a website

S.11   Approve and adopt, subject to the passing of              Mgmt          For                            For
       Resolution 10, Articles 2aInterpretationa;
       69.1, 69.2, 85, 95, 120, 134aAuthenticationa;
       89aConvening of meetings of Directorsa; 127,
       128aCommunication with Membersa; 130 and 131aJoint
       holders and incapacitated Membersa; as the
       new Articles of Association of the Company
       in substitution for, and to the exclusion of,
       the existing Articles of Association




--------------------------------------------------------------------------------------------------------------------------
 MACQUARIE INFRASTRUCTURE GROUP                                                              Agenda Number:  701091794
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q5701N102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Nov-2006
        ISIN:  AU000000MIG8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS AGENDA IS FOR MACQUARIE             Non-Voting
       INFRASTRUCTURE TRUST (I)

S.1    Approve the amendments to the Constitution of             Mgmt          For                            For
       the Macquarie Infrastructure Trust (I) to be
       made by supplement deed in the form tabled
       by the Chairman  as specified

2.     Approve, for all purposes, including Australian           Mgmt          For                            For
       Stock Exchange Listing Rules 7.1 and 10.11,
       the issue of securities in Macquarie Infrastructure
       Group  MIG   of which units in Macquarie Infrastructure
       Trust (I) are a component  to the responsible
       entity and Macquarie Investment Management
       UK  Limited or a related body Corporate at
       a price per security determined in accordance
       with the Constitution of Macquarie Infrastructure
       Trust (I) in consideration of those entities
       applying subject to approval of the MIG Independent
       Directors, the base fee payable by MIG to them
       at the end of each calendar year quarter in
       each year whilst this approvals is in force
       as the subscription price for those new securities;
       subject to (a) the passing of a resolution
       by: the Members of Macquarie Infrastructure
       Trust (II); and the shareholders of Macquarie
       Infrastructure Group International Limited
       MIGIL , in the same or substantially the same
       terms as the resolution; and (b) this approval
       being effective for performance fees paid or
       paid payable in respect of each FY up to and
       including the FY ending 30 SEP 2009

3.     Approve, for all purposes, including Australian           Mgmt          For                            For
       Stock Exchange Listing Rules 10.1, the sale
       of 50% of interest of Macquarie Infrastructure
       Group in the US Tollroads  as specified  to
       Macquarie Infrastructure Partners, subject
       to the passing of a resolution by the Members
       of Macquarie Infrastructure Trust (II) and
       Macquarie Infrastructure Group International
       Limited in the same or substantially the same
       terms as this resolution

4.     Approve the terms of the buy-back arrangements            Mgmt          For                            For
       as specified; and each agreement in those terms
       entered into by MIG during the 12 months ending
       23 AUG 2007, pursuant to the applicable ASIC
       relief instrument, subject to (a) the passing
       of a resolution by: the Members of Macquarie
       Infrastructure Trust (I) in the same or substantially
       the same terms as the resolution; and (b) this
       approval of such buy-back more than 17.5% of
       MIG s issued capital in such 12 months period

       PLEASE NOTE THAT THIS AGENDA IS FOR MACQUARIE             Non-Voting
       INFRASTRUCTURE TRUST (II)

S.1    Approve the amendments to the Constitution of             Mgmt          For                            For
       the Macquarie Infrastructure Trust (II) to
       be made by supplement deed in the form tabled
       by the Chairman  as specified

2.     Approve, for all purposes, including Australian           Mgmt          For                            For
       Stock Exchange Listing Rules 7.1 and 10.11
       the issued of Securities in Macquarie Infrastructure
       Group  MIG   of which units in Macquarie Infrastructure
       Trust (II) are a component  to the responsible
       entity and Macquarie Investment Management
       UK  Limited or a related body Corporate at
       a price per Stapled Securities determined in
       accordance with the Constitution of Macquarie
       Infrastructure Trust (I) in consideration of
       those entities applying subject to approval
       of the MIG Independent Directors, the base
       fee payable by MIG to them at the end of each
       calendar year quarter in each year whilst this
       approvals is in force as the subscription price
       for those new securities; subject to (a) the
       passing of a resolution by: the Members of
       Macquarie Infrastructure Trust (I); and the
       shareholders of Macquarie Infrastructure Group
       International Limited  MIGIL , in the same
       or substantially the same terms as the resolution;
       and (b) this approval being effective for performance
       fees paid or paid payable in respect of each
       FY up to and including the FY ending 30 SEP
       2009

3.     Approve, for all purposes, including Australian           Mgmt          For                            For
       Stock Exchange Listing Rules 10.1, the sale
       of 50% of interest of Macquarie Infrastructure
       Group in the US Tollroads  as specified  to
       Macquarie Infrastructure Partners, subject
       to the passing of a resolution by the Members
       of Macquarie Infrastructure Trust (I) and Macquarie
       Infrastructure Group International Limited
       in the same or substantially the same terms
       as this resolution

4.     Approve the terms of the buy-back arrangements            Mgmt          For                            For
       as specified; and each agreement in those terms
       entered into by MIG during the 12 months ending
       23 AUG 2007 pursuant to the applicable ASIC
       relief instrument, subject to (a) the passing
       of a resolution by: the Members of Macquarie
       Infrastructure Trust (I) in the same or substantially
       the same terms as the resolution; and (b) the
       approval of such buy-back more than 17.5% of
       MIG s issued capital in such 12 months period

       PLEASE NOTE THAT THIS AGENDA IS FOR MACQUARIE             Non-Voting
       INFRASTRUCTURE GROUP INTERNATIONAL LIMITED

1.     Receive the accounts and reports of the Directors         Mgmt          For                            For
       and the Auditor s of the Company for the YE
       30 JUN 2006

2.     Appoint PricewaterhouseCoopers as the Auditors            Mgmt          For                            For
       of the Company and authorize the Directors
       to determine their remuneration

3.     Re-elect Mr. Jeffery Conyers as Director of               Mgmt          For                            For
       the Company

4.     Approve, for all purposes, including Australian           Mgmt          For                            For
       Stock Exchange Listing Rules 7.1 and 10.11,
       the issued of securities in Macquarie Infrastructure
       Group  MIG   of which units in Macquarie Infrastructure
       Group International Limited are a component
       to the responsible entity and Macquarie Investment
       Management  UK  Limited or a related body Corporate
       at a price per Stapled Securities determined
       in accordance with the Bye-laws of Macquarie
       Infrastructure Group International Limited
       in consideration of those entities applying,
       subject to approval of the MIG Independent
       Directors, the base fee payable by MIG to them
       at the end of each calendar year quarter in
       each year whilst this approvals is in force
       as the subscription price for those new securities;
       subject to: (a) the passing of a resolution
       by: the Members of Macquarie Infrastructure
       Trust (I); and the Members of Macquarie Infrastructure
       Trust (II), in the same or substantially the
       same terms as the resolution; and (b) this
       approval being effective for base fees paid
       or paid payable in respect of each calendar
       quarter up to and including the Calendar quarter
       ending 30 SEP 2009

5.     Approve, for all purposes, including Australian           Mgmt          For                            For
       Stock Exchange Listing Rules 10.1, the sale
       of 50% of interest of Macquarie Infrastructure
       Group in the US Tollroads  as specified  to
       Macquarie Infrastructure Partners, subject
       to the passing of a resolution by the Members
       of Macquarie Infrastructure Trust (I) and Macquarie
       Infrastructure Trust (II) in the same or substantially
       the same terms as this resolution




--------------------------------------------------------------------------------------------------------------------------
 MANITOBA TELECOM SERVICES INC                                                               Agenda Number:  701189486
--------------------------------------------------------------------------------------------------------------------------
    Security:  563486109                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  08-May-2007
        ISIN:  CA5634861093
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Elect Mr. Pierre J. Blouin as a Director                  Mgmt          For                            For

1.2    Elect Ms. Jocelyne M. Coto-O Hara as a Director           Mgmt          For                            For

1.3    Elect Mr. N. Ashleigh Everett as a Director               Mgmt          For                            For

1.4    Elect Hon. Gray A. Filmon as a Director                   Mgmt          For                            For

1.5    Elect Mr. Gregory J. Hanson as a Director                 Mgmt          For                            For

1.6    Elect Mr. Kishore Kapoor as a Director                    Mgmt          For                            For

1.7    Elect Mr. James S.A. MacDonald as a Director              Mgmt          For                            For

1.8    Elect Mr. Donald H. Penny as a Director                   Mgmt          For                            For

1.9    Elect Mr. Arthur R.Sawchuk as a Director                  Mgmt          For                            For

1.10   Elect Mr. D. Samuel Schellenberg as a Director            Mgmt          For                            For

1.11   Elect Mr. Thomas E. Stefanson as a Director               Mgmt          For                            For

2.     Appoint Deliotte and Touch LLP, Chartered Accountants,    Mgmt          For                            For
       as the Auditors at a remuneration to be determined
       by the Board of Directors

3.     Amend the By-Laws                                         Mgmt          For                            For

4.     Amend the Stock Option Plan                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 MERCK & CO., INC.                                                                           Agenda Number:  932639214
--------------------------------------------------------------------------------------------------------------------------
    Security:  589331107                                                             Meeting Type:  Annual
      Ticker:  MRK                                                                   Meeting Date:  24-Apr-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       RICHARD T. CLARK                                          Mgmt          For                            For
       JOHNNETTA B. COLE                                         Mgmt          For                            For
       W.B. HARRISON, JR.                                        Mgmt          For                            For
       WILLIAM N. KELLEY                                         Mgmt          For                            For
       ROCHELLE B. LAZARUS                                       Mgmt          For                            For
       THOMAS E. SHENK                                           Mgmt          For                            For
       ANNE M. TATLOCK                                           Mgmt          For                            For
       SAMUEL O. THIER                                           Mgmt          For                            For
       WENDELL P. WEEKS                                          Mgmt          For                            For
       PETER C. WENDELL                                          Mgmt          For                            For

02     RATIFICATION OF THE APPOINTMENT OF THE COMPANY            Mgmt          For                            For
       S INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR 2007.

03     PROPOSAL TO AMEND THE RESTATED CERTIFICATE OF             Mgmt          For                            For
       INCORPORATION TO ELIMINATE SUPERMAJORITY VOTING
       REQUIREMENTS CONTAINED IN THE RESTATED CERTIFICATE
       OF INCORPORATION.

04     PROPOSAL TO AMEND THE RESTATED CERTIFICATE OF             Mgmt          For                            For
       INCORPORATION TO ELIMINATE SUPERMAJORITY VOTING
       REQUIREMENTS IMPOSED UNDER NEW JERSEY LAW ON
       CORPORATIONS ORGANIZED BEFORE 1969.

05     PROPOSAL TO AMEND THE RESTATED CERTIFICATE OF             Mgmt          For                            For
       INCORPORATION TO LIMIT THE SIZE OF THE BOARD
       TO NO MORE THAN 18 DIRECTORS.

06     PROPOSAL TO AMEND THE RESTATED CERTIFICATE OF             Mgmt          For                            For
       INCORPORATION TO REPLACE ITS CUMULATIVE VOTING
       FEATURE WITH A MAJORITY VOTE STANDARD FOR THE
       ELECTION OF DIRECTORS.

07     STOCKHOLDER PROPOSAL CONCERNING PUBLICATION               Shr           Against                        For
       OF POLITICAL CONTRIBUTIONS

08     STOCKHOLDER PROPOSAL CONCERNING AN ADVISORY               Shr           For                            Against
       VOTE ON EXECUTIVE COMPENSATION




--------------------------------------------------------------------------------------------------------------------------
 MONADELPHOUS GROUP LTD MNDDA                                                                Agenda Number:  701081983
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q62925104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  21-Nov-2006
        ISIN:  AU000000MND5
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       The Managing Director will address the meeting            Non-Voting

       Receive the Directors  report and income statement        Non-Voting
       for the YE 30 JUN 2006, the balance sheet at
       that date and the audit report on the accounts
       and consolidated entity accounts

1.     Re-elect Mr. Peter John Dempsey as a Director,            Mgmt          For                            For
       who retires in accordance with the Constitution

2.     Approve, in accordance with ASX Listing Rule              Mgmt          For                            For
       10.17 and the Constitution, an increase of
       AUD 100,000 to AUD 200,000 in the  not to exceed
       sum  per annum of amounts paid as fees to the
       Non-Executive Directors

3.     Adopt the remuneration report for the YE 30               Mgmt          For                            For
       JUN 2006

       Transact any other business                               Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 NATIONAL GRID PLC                                                                           Agenda Number:  701025353
--------------------------------------------------------------------------------------------------------------------------
    Security:  G6375K151                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  31-Jul-2006
        ISIN:  GB00B08SNH34
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the accounts for the YE 31 MAR 2006,              Mgmt          For                            For
       the Directors  report , the Directors  remuneration
       report and the Auditors  report on the accounts

2.     Declare a final dividend of 15.9 pence per ordinary       Mgmt          For                            For
       share  USD 1.5115 per American Depository Share
       for the YE 31 MAR 2006

3.     Re-elect Sir. John Parker as a Director                   Mgmt          For                            For

4.     Re-elect Mr. Steve Lucas as a Director                    Mgmt          For                            For

5.     Re-elect Mr. Nick Winser as a Director                    Mgmt          For                            For

6.     Re-elect Mr. Ken Harvey as a Director                     Mgmt          For                            For

7.     Re-elect Mr. Stephen Pettit as a Director                 Mgmt          For                            For

8.     Re-elect Mr. George Rose as a Director                    Mgmt          For                            For

9.     Re-elect Mr. Steve Holliday as a Director                 Mgmt          For                            For

10.A   Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Company s Auditors, until the conclusion of
       the next general meeting at which accounts
       are laid before the Company

10.B   Authorize the Directors to set the Auditors               Mgmt          For                            For
       remuneration

11.    Approve the Directors  remuneration report for            Mgmt          For                            For
       the YE 31 MAR 2006

12.    Authorize the Directors, pursuant to Section              Mgmt          For                            For
       80 of the Companies Act 1985  the Act , to
       allot relevant securities  Section 80(2) of
       the Act  up to an aggregate nominal value of
       GBP 103,241,860;  Authority expires on 30 JUL
       2011 ; and the Directors may allot relevant
       securities after the expiry of this authority
       in pursuance of such an offer or agreement
       made prior to such expiry

S.13.  Authorize the Directors, pursuant to Section              Mgmt          For                            For
       95 of the Act, to allot equity securities
       Section 94(2) and 94(5) of the Act  which shall
       include a sale of treasury shares is granted
       pursuant to Resolution 12, wholly for cash,
       disapplying the statutory pre-emption rights
       Section 89(1) of the Act , provided that this
       power is limited to the allotment of equity
       securities: a) in connection with a rights
       issue in favor of ordinary shareholders; and
       b) up to an aggregate nominal amount of GBP
       15,497,674;  Authority expires on 30 JUL 2011
       ; and Directors may allot equity securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry

S.14   Authorize the Company, for the purpose of Section         Mgmt          For                            For
       166 of the Act, to make 1 or more market purchases
       Section 163(3) of the Act  of up to 272,000,000
       ordinary shares, of 11 17/43p each in the capital
       of the Company, at a minimum price is 11 17/43p
       and the maximum price is not more than 105%
       above the average middle market value for such
       shares derived from the London Stock Exchange
       Daily Official List, over the previous 5 business
       days or this stipulated by Article 5(1) of
       the buy-back and Stabilization Regulation;
       Authority expires the earlier of the close
       of the next AGM or 15 months ; and the Company,
       before the expiry, may make a contract to purchase
       ordinary shares which will or may be executed
       wholly or partly after such expiry

S.15   Authorize the Company, for the purpose of Section         Mgmt          For                            For
       166 of the Act, to make 1 or more market purchases
       Section 163(3) of the Act  of its B shares
       up to 8,500,000 ordinary shares, of 10 pence
       each in the capital of the Company, at a minimum
       price is 10 pence and the maximum price may
       be paid for each B share is 65 pence  free
       of all dealing expenses and commissions ;
       Authority expires the earlier of the close
       of the next AGM or 15 months ; and the Company,
       before the expiry, may make a contract to purchase
       ordinary shares which will or may be executed
       wholly or partly after such expiry

S.16   Approve the terms of the proposed contract between:       Mgmt          For                            For
       1) Deutsche Bank; and 2) the Company under
       which Deutsche Bank will be entitled to require
       the Company to purchase B shares from them
       and authorize for the purposes of Section 165
       of the Act and otherwise but so that such approval
       and authority shall expire 18 months from the
       date if passing of this resolution

S.17   Amend the Articles of Association of the Company          Mgmt          For                            For
       as specified




--------------------------------------------------------------------------------------------------------------------------
 NATIONAL GRID PLC                                                                           Agenda Number:  701033677
--------------------------------------------------------------------------------------------------------------------------
    Security:  G6375K151                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  31-Jul-2006
        ISIN:  GB00B08SNH34
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the acquisition of KeySpan Corporation            Mgmt          For                            For
       pursuant to the  Merger Agreement  as prescribed
       ; and authorize the Directors to waive, amend,
       vary or extend any of the terms of the Merger
       Agreement and to do all things as they may
       consider to be necessary or desirable to complete,
       implement and give effect to, or otherwise
       in connection with, the acquisition and any
       matters incidental to the acquisition




--------------------------------------------------------------------------------------------------------------------------
 NEW HOPE CORPORATION LTD                                                                    Agenda Number:  701081200
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q66635105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  16-Nov-2006
        ISIN:  AU000000NHC7
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the financial statements              Non-Voting
       of New Hope Corporation Limited and Controlled
       Entities, including the Directors  declaration
       and reports of the Directors and the Auditors
       in respect of the YE 31 JUL 2006

2.     Adopt the remuneration report for the FYE 31              Mgmt          Against                        Against
       JUL 2006 as prescribed

3.A    Re-elect Mr. W.H. Grant as a Director of the              Mgmt          For                            For
       Company, who retires in accordance with the
       Company s Constitution

3.B    Re-elect Mr. D.C. Williamson as a Director of             Mgmt          For                            For
       the Company, who retires in accordance with
       the Company s Constitution




--------------------------------------------------------------------------------------------------------------------------
 NICOR INC.                                                                                  Agenda Number:  932640685
--------------------------------------------------------------------------------------------------------------------------
    Security:  654086107                                                             Meeting Type:  Annual
      Ticker:  GAS                                                                   Meeting Date:  26-Apr-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       R.M. BEAVERS, JR.                                         Mgmt          For                            For
       B.P. BICKNER                                              Mgmt          For                            For
       J.H. BIRDSALL, III                                        Mgmt          For                            For
       N.R. BOBINS                                               Mgmt          For                            For
       T.A. DONAHOE                                              Mgmt          For                            For
       B.J. GAINES                                               Mgmt          For                            For
       R.A. JEAN                                                 Mgmt          For                            For
       D.J. KELLER                                               Mgmt          For                            For
       R.E. MARTIN                                               Mgmt          For                            For
       G.R. NELSON                                               Mgmt          For                            For
       J. RAU                                                    Mgmt          For                            For
       J.F. RIORDAN                                              Mgmt          For                            For
       R.M. STROBEL                                              Mgmt          For                            For

02     RATIFICATION OF APPOINTMENT OF DELOITTE & TOUCHE          Mgmt          For                            For
       LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR 2007.

03     SHAREHOLDER PROPOSAL FOR A SIMPLE MAJORITY VOTE           Shr           For                            Against
       OF SHAREHOLDERS.




--------------------------------------------------------------------------------------------------------------------------
 NSTAR                                                                                       Agenda Number:  932641118
--------------------------------------------------------------------------------------------------------------------------
    Security:  67019E107                                                             Meeting Type:  Annual
      Ticker:  NST                                                                   Meeting Date:  03-May-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       GARY L. COUNTRYMAN                                        Mgmt          For                            For
       DANIEL DENNIS                                             Mgmt          For                            For
       THOMAS J. MAY                                             Mgmt          For                            For

02     APPROVAL OF THE NSTAR 2007 LONG TERM INCENTIVE            Mgmt          For                            For
       PLAN.

03     TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS       Mgmt          For                            For
       LLP AS THE COMPANY S INDEPENDENT PUBLIC ACCOUNTANTS
       FOR 2007.




--------------------------------------------------------------------------------------------------------------------------
 OGE ENERGY CORP.                                                                            Agenda Number:  932653947
--------------------------------------------------------------------------------------------------------------------------
    Security:  670837103                                                             Meeting Type:  Annual
      Ticker:  OGE                                                                   Meeting Date:  17-May-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       LUKE R. CORBETT                                           Mgmt          For                            For
       PETER B. DELANEY                                          Mgmt          For                            For
       ROBERT KELLEY                                             Mgmt          For                            For
       J.D. WILLIAMS                                             Mgmt          For                            For

02     RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP               Mgmt          For                            For
       AS OUR PRINCIPAL INDEPENDENT ACCOUNTANTS.




--------------------------------------------------------------------------------------------------------------------------
 ONEOK, INC.                                                                                 Agenda Number:  932664938
--------------------------------------------------------------------------------------------------------------------------
    Security:  682680103                                                             Meeting Type:  Annual
      Ticker:  OKE                                                                   Meeting Date:  17-May-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       WILLIAM M. BELL                                           Mgmt          For                            For
       JOHN W. GIBSON                                            Mgmt          For                            For
       PATTYE L. MOORE                                           Mgmt          For                            For
       DAVID J. TIPPECONNIC                                      Mgmt          For                            For

02     A SHAREHOLDER PROPOSAL RELATING TO THE SEPARATION         Shr           Against                        For
       OF THE POSITIONS OF CHAIRMAN OF THE BOARD AND
       CHIEF EXECUTIVE OFFICER.




--------------------------------------------------------------------------------------------------------------------------
 PACKAGING CORPORATION OF AMERICA                                                            Agenda Number:  932678812
--------------------------------------------------------------------------------------------------------------------------
    Security:  695156109                                                             Meeting Type:  Annual
      Ticker:  PKG                                                                   Meeting Date:  24-May-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       HENRY F. FRIGON                                           Mgmt          For                            For
       LOUIS A. HOLLAND                                          Mgmt          For                            For
       SAMUEL M. MENCOFF                                         Mgmt          For                            For
       ROGER B. PORTER                                           Mgmt          For                            For
       THOMAS S. SOULELES                                        Mgmt          For                            For
       PAUL T. STECKO                                            Mgmt          For                            For
       RAYFORD K. WILLIAMSON                                     Mgmt          For                            For

02     PROPOSAL TO RATIFY APPOINTMENT OF ERNST & YOUNG           Mgmt          For                            For
       LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM.




--------------------------------------------------------------------------------------------------------------------------
 PAGESJAUNES, SEVRES                                                                         Agenda Number:  701157162
--------------------------------------------------------------------------------------------------------------------------
    Security:  F6954U126                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Apr-2007
        ISIN:  FR0010096354
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       A Verification Period exists in France. Please            Non-Voting
       see http://ics.adp.com/marketguide for complete
       information.  Verification Period:  Registered
       Shares: 1 to 5 days prior to the meeting date,
       depends on company s by-laws.  Bearer Shares:
       6 days prior to the meeting date.    French
       Resident Shareowners must complete, sign and
       forward the Proxy Card directly to the sub
       custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:     Proxy
       Cards: ADP will forward voting instructions
       to the Global Custodians that have become Registered
       Intermediaries, on ADP Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact ADP.
       Trades/Vote Instructions: Since France maintains
       a Verification Period, for vote instructions
       submitted that have a trade transacted (sell)
       for either the full security position or a
       partial amount after the vote instruction has
       been submitted to ADP and the Global Custodian
       advises ADP of the position change via the
       account position collection process, ADP has
       a process in effect which will advise the Global
       Custodian of the new account position available
       for voting. This will ensure that the local
       custodian is instructed to amend the vote instruction
       and release the shares for settlement of the
       sale transaction. This procedure pertains to
       sale transactions with a settlement date prior
       to Meeting Date + 1

       PLEASE NOTE THAT THIS IS A MIX MEETING. THANK             Non-Voting
       YOU.

O.1    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors and approve the Company s
       financial statements for the YE on 31 DEC 2006,
       and showing income of EUR 226,726,373.38 and
       grant discharge to the Members of the Board
       of Directors for the performance of their duties
       during the said FY

O.2    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors and approve the consolidated
       financial statements for the said FY, in the
       form presented to the meeting

O.3    Approve the recommendations of the Board of               Mgmt          For                            For
       Directors and resolves that the income for
       the FY be appropriated as follows: income for
       the FY: EUR 226,726,373.38, retained earnings:
       EUR 1,147,301,636.04, i.e., a distributable
       income of EUR 1,374,028,009.42 to be allocated
       as follows: EUR 29,543.40 to the legal reserve,
       thus amounting to EUR 5,605,335.60, the balance
       will be allocated to the retained earnings
       account, global dividend: EUR 302,959,924.92,
       the shareholders will receive a net dividend
       of EUR 1.08 per share, and will entitle natural
       persons fiscally domiciliated in France to
       the 40% deduction provide by the French Tax
       Code, this dividend will be paid on 04 May
       2007, that the shares held by the Company on
       the day the Dividend is paid will not be entitled
       to it and authorize the Board of Directors
       to take all necessary measures and accomplish
       all necessary formalities, as required By-Law

O.4    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by the Article L.225-38
       of the French Commercial code and approve the
       said report and the agreements referred to
       therein

O.5    Authorize the Company to buy back its own shares,         Mgmt          Against                        Against
       subject to the maximum purchase price: EUR
       25.00, maximum number of shares to be acquired:
       10% of the share capital, maximum funds invested
       in the share buybacks: EUR 700,666,950.00,
       the number of shares acquired by the Company
       with a view to their retention or their subsequent
       delivery in payment or exchange as part of
       a merger, divestment or capital contribution
       cannot exceed 5 per cent of its capital this
       authorization is given for an 18-month period
       it supersedes the fraction unused of the authorization
       granted by the combined shareholders  meeting
       of19 APR 2006 in its Resolution no.5 and authorize
       the Board of Directors to take all necessary
       measures and accomplish all necessary formalities

O.6    Approve to award total annual fees of EUR 350,000.00      Mgmt          For                            For
       to the Members of the Board of Directors

E.7    Authorize the Board of Directors: to increase             Mgmt          For                            For
       the capital on 1 or more occasions, in France
       or abroad, by a maximum nominal amount of EUR
       20,000,000.00, by issuance, with the shareholders
       preferred subscription rights maintained,
       of ordinary shares of the Company and securities
       giving access to ordinary shares of the Company
       or 1 of its subsidiaries, the maximum nominal
       amount of debt securities which may be issued
       shall not exceed EUR 300,000,000.00, this delegation
       is granted for a 26-month period it supersedes
       the fraction unused of the authorization granted
       by the combined shareholders  meeting of 12
       APR 2005 in its Resolution no.10; and to take
       all necessary measures and accomplish all necessary
       formalities

E.8    Authorize the Board of Directors: to increase             Mgmt          For                            For
       the capital, on 1 or more occasions in France
       or abroad, by a maximum nominal amount of EUR
       20,000,000.00, by issuance with cancellation
       of the shareholders  preferred subscription
       rights, of ordinary shares of the Company and
       securities giving access to ordinary shares
       of the Company or 1 of its subsidiaries, the
       maximum nominal amount of debt securities which
       may be issued shall not exceed EUR 300,000,000.00,
       this delegation is granted for a 26-month period
       it supersedes the fraction unused of the authorization
       granted by the combined shareholders  meeting
       of 12 APR 2005 in its Resolution no.11; and
       to take all necessary measures and accomplish
       all necessary formalities

E.9    Authorize the Board of Directors, for a 26-month          Mgmt          Against                        Against
       period, for each or the issues with cancellation
       of the shareholders  preferred subscription
       right decided accordingly to the previous Resolution
       no.8 and within the limit of 10% of the Company
       s share capital over a 12-month period, to
       set the issue price of the ordinary shares
       and, or securities to be issued, in accordance
       with the terms and conditions determined by
       the shareholoers  meeting, the total amount
       of capital increase resulting from the issues
       carried out by virtue of the present resolution
       shall count against the overall value set forth
       in Resolution no.8

E.10   Authorize the Board of Directors, to increase             Mgmt          For                            For
       the number of securities to be issued in the
       event of a capital increase with or without
       preferential subscription right of shareholders
       for each of the issues decided accordingly
       to the previous Resolutions no.7 and 8, accordingly
       to the Article no L. 225-135-1, this delegation
       is granted for a 26-month period

E.11   Authorize the Board of Directors to issue, in             Mgmt          Against                        Against
       the conditions of the previous Resolution 8,
       Company s ordinary shares or securities giving
       access to the Company s share capital, in consideration
       for securities tendered in a public exchange
       offer initiated in France or abroad by the
       Company concerning the shares of another Company,
       the ceiling of the capital increase nominal
       amount resulting from the issuance carried
       out by virtue of the present resolution is
       EUR 20,000,000.0 and shall count against the
       overall value set forth in Resolution no.8,
       this authorization is granted for a 26-month
       period; and to take all necessary measures
       and accomplish all necessary formalities

E.12   Authorize the Board of Directors: to increase             Mgmt          For                            For
       the share capital, up to 10 per cent of the
       share capital, i.e. EUR 5,605,335.00, by way
       of issuing ordinary shares or securities giving
       access to the capital, in consideration for
       the contributions in kind granted to the Company
       and comprised of capital securities or securities
       giving access to share capital, this authorization
       is granted for a 26-month period; and to take
       all necessary measures and accomplish all necessary
       formalities

E.13   Authorize the Board of Directors: in accordance           Mgmt          Against                        Against
       with the previous Resolution 11, to increase
       on 1 or more occasions, in France or abroad,
       the share capital to a maximum nominal amount
       of EUR 20,000,000.00, by issuance of ordinary
       shares, consequently to the issuance by a subsidiary
       of the Company or a Company controlling the
       Company of securities giving access to Company
       s ordinary shares, this amount shall count
       against the overall value set forth in Resolution
       no.8, the present delegation is given for a
       26-month period; and to take all necessary
       measures and accomplish all necessary formalities

E.14   Adopt the previous Resolutions no.7 to 13, the            Mgmt          For                            For
       shareholders  meeting decides that the overall
       nominal amount pertaining to the capital increases
       to be carried out with the use of the delegations
       given by Resolutions 7 to 13 shall not exceed
       EUR 20,000,000.00

E.15   Authorize the Board of Directors: to increase             Mgmt          For                            For
       on 1 or more occasions, in France or abroad,
       the share capital to a maximum nominal amount
       of EUR 300,000,000.00 by issuance of securities
       giving right to the allocation of debt securities,
       the present delegation is given for a 26-month
       period it supersedes the fraction unused of
       the authorization granted by the combined shareholders
       meeting of 12 APR 2005 in its Resolution no.
       18; and to take all necessary measures and
       accomplish all necessary formalities

E.16   Authorize the Board of Directors: in order to             Mgmt          For                            For
       increase the share capital, in 1 or more occasions,
       to a maximum nominal amount of EUR 20,000,000.00,
       by way of capitalizing reserves, profits or
       premiums, by issuing bonus shares or raising
       the par value of existing shares, or by a combination
       of these methods, this authorization is given
       for a 26-month period it supersedes the fraction
       unused of the authorization granted by the
       combined shareholders  meeting of 12 APR 2005
       in its Resolution no.18; and to take all necessary
       measures and accomplish all necessary formalities

E.17   Authorize the Board of Directors: for the authorization   Mgmt          For                            For
       granted for a 26-month period it supersedes
       the fraction unused of the authorization granted
       by the combined shareholders  meeting of 12
       APR 2005 in its Resolution number 20, to increase
       the share capital, on 1 or more occasions,
       at its sole discretion, in favor of employees
       and former employees who are Members of the
       Pagesjaunes Group Savings Plan, this delegation
       is given for a 26-month period and for a nominal
       amount that shall not exceed EUR 1,120,000.00;
       and to take all necessary measures and accomplish
       all necessary formalities

E.18   Authorize the Board of Directors, to reduce               Mgmt          For                            For
       the share capital on 1 or more occasions and
       at its sole discretion, by canceling all or
       part of the shares held by the Company in connection
       with the stock repurchase plan authorized accordingly
       to Resolution no.5 or earlier and later plans,
       up to a maximum of 10% of the share capital
       over a 24-month period, this authorization
       is given for an 16-month period it supersedes
       the fraction unused of the authorization granted
       by the shareholders  meeting of 19 APR 2006
       in its Resolution no. 11

E.19   Amend the Article 26 - shareholders  meetings,            Mgmt          For                            For
       Article 27 - voting right, Article 28 - convening
       forms and deadlines of the Bylaws in order
       to comply with Decree no. 2006-1566 of 11 DEC
       2006

E.20   Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by Law




--------------------------------------------------------------------------------------------------------------------------
 PAKISTAN STATE OIL CO LTD                                                                   Agenda Number:  701052475
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y66744106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  21-Sep-2006
        ISIN:  PK0022501016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the minutes of the 29th AGM held on               Mgmt          For                            For
       15 SEP 2005

2.     Receive and adopt the audited accounts for the            Mgmt          For                            For
       YE 30 JUN 2006 together with the reports to
       the shareholders and Auditors report thereon

3.     Approve to lay information before the Members             Mgmt          For                            For
       of the Company for the appointment of Messrs
       A. F. Ferguson & Company and Ford, Rhodes Sidat
       Hyder & Company, Chartered Accountants as the
       Auditors of the Company for the YE 30 JUN 2007

4.     Declare and approve the final dividend of 180%            Mgmt          Against                        Against
       in addition to the interim dividend of 160%
       already paid, thereby making a total dividend
       of 340% for the YE 30 JUN 2006

5.     Transact any other business                               Mgmt          Against                        Against

S.6    Acknowledge the recommendation of the Board               Mgmt          For                            For
       of Directors to place the quarterly accounts
       of the Company through the website in compliance
       with Section 245 of the Companies Ordinance
       1984 instead of calculating the same by post
       to the shareholders, subject to compliance
       of the Securities & Exchange Commission of
       Pakistan s Circular 19 of 2004 dated 14 APR
       2004 and if deemed fit pass the following resolution

S.7    Authorize the Company to place its quarterly              Mgmt          For                            For
       accounts on its website in compliance with
       the Securities & Exchange Commission  SECP
       Circular No.19 of 2004 dated 14 APR 2004




--------------------------------------------------------------------------------------------------------------------------
 PETROCHINA CO LTD                                                                           Agenda Number:  701063909
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y6883Q104                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  01-Nov-2006
        ISIN:  CN0009365379
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, the continuing connected transactions            Mgmt          For                            For
       arising as a result of the acquisition of a
       67% interest in PetroKazakhstan Inc. by PetroChina
       through CNPC Exploration and Development Company
       Limited  Acquisition , as specified, which
       will fall within the scope of the Amended Comprehensive
       Agreement as approved by the independent shareholders
       of PetroChina on 08 NOV 2005  Amended Comprehensive
       Agreement , and are expected to occur on a
       regular and continuous basis in the ordinary
       and usual course of business of PetroChina
       and its subsidiaries, as the case maybe, and
       to be conducted on normal commercial terms

2.     Approve and ratify, the revision to the existing          Mgmt          For                            For
       annual caps for the 3 years from 01 JAN 2006
       to 31 DEC 2008 of each of the continuing connected
       transaction under the Amended Comprehensive
       Agreement as a result of the acquisition, as
       specified

3.     Approve and ratify, the revision to the existing          Mgmt          For                            For
       annual caps for the 3 years from 01 JAN 2006
       to 31 DEC 2008 of each of the continuing connected
       transaction under the Amended Comprehensive
       Agreement as a result of changes to PetroChina
       s production and operational environment, as
       specified

4.     Approve and ratify, the revision to the existing          Mgmt          For                            For
       annual caps for the 3 years from 01 JAN 2006
       to 31 DEC 2008 in respect of the products and
       services to be provided by PetroChina and its
       subsidiaries to China Railway Materials and
       Suppliers Corporation  CRMSC  pursuant to the
       agreement dated 01 SEP 2005 entered into between
       PetroChina and CRMSC in relation to the provision
       of certain products and services, as specified

S.5    Amend the Articles of Association of PetroChina           Mgmt          For                            For
       as specified; and authorize the Board of Directors
       of PetroChina, as proposed to be approved at
       the EGM, to make such modifications to the
       proposed amendments to the Articles of Association
       as required by the relevant regulatory bodies
       of the PRC




--------------------------------------------------------------------------------------------------------------------------
 PETROCHINA CO LTD                                                                           Agenda Number:  701188888
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y6883Q104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  16-May-2007
        ISIN:  CN0009365379
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the report of the Board of the Company            Mgmt          For                            For
       of the Company for the year 2006

2.     Approve the report of the Supervisory Committee           Mgmt          For                            For
       of the Company for the year 2006

3.     Approve the audited financial statements of               Mgmt          For                            For
       the Company for the year 2006

4.     Approve to declare and pay the final dividends            Mgmt          For                            For
       for the FYE 31 DEC 2006 in the amount and in
       the manner recommended by the Board

5.     Authorize the Board to determine the distribution         Mgmt          For                            For
       of interim dividends for the year 2007

6.     Appoint PricewaterhouseCoopers, Certified Public          Mgmt          For                            For
       Accountants, as the International Auditors
       of the Company and PricewaterhouseCoopers Zhong
       TianCPAs Company Limited, Certified Public
       Accountants, as the Domestic Auditors of the
       Company, for the year 2007 and authorise the
       Board of Directors to fix their remuneration

7.     Re-elect Mr. Jiang Jiemin as a Director of the            Mgmt          For                            For
       Company

8.     Re-elect Mr. Zhou Jiping as a Director of the             Mgmt          For                            For
       Company

9.     Re-elect Mr. Duan Wende as a Director of the              Mgmt          For                            For
       Company

10.    Re-elect Mr. Sun Xianfeng as a Supervisor of              Mgmt          For                            For
       the Company

11.    Elect Mr. Zhang Jinzhu as a Supervisor of the             Mgmt          For                            For
       Company

S.12   Authorize the Board of Directors, to make such            Mgmt          Against                        Against
       amendments to the Articles of Association of
       the Company to increase the registered share
       capital of the Company and reflect the new
       capital structure of the Company upon the allotment
       and issuance of shares of the Company as specified,
       to seperately or concurrently issue, allot
       and deal with additional domestic shares and
       Overseas Listed Foreign Shares of the Company
       and to make or grant offers, agreements and
       options during and after the relevant period,
       not exceeding 20% of each of each of its existing
       the domestic shares and overseas listed foreign
       shares of the Company in issue as at the date
       of this resolution; otherwise than pursuant
       to x) a rights issue; or y) any option scheme
       or similar aggangement adopted by the Company
       from time to time for the grant or issue to
       officers and/or employees of the Comapany and/or
       any of its subsidiaries of shares or rights
       to acquire shares of the Company; aAuthority
       expires the earlier of the conclusion of the
       next AGM or 12a; the Board of Directors shall
       exercise its power under such mandate in accordance
       with the Company Law of the PRC and the Rules
       governing the Listing of Securities on the
       Stock Exchange of Hong Kong Limited and only
       if all necessary approvals from the China Securities
       Regulatory Commission and/or other relevant
       PRC government authorities are obtained; and
       authorize the Board of Directors to approve,
       execute and do or procure to be executed and
       done, all such documents, deeds and things
       as it may deem necessary in connection with
       the issue of such new shares aincluding, without
       limitation, determining the size of the issue,
       the issue price, the use of proceeds from the
       issue, the target of the issue and the place
       and time of the issue, making all necessary
       applications to the relevant authorities, entering
       into an underwriting agreement aor any other
       agreementsa, and making all necessary filings
       and registrations with the relevant PRC, Hong
       Kong and other authorities, including but not
       limited to registering the increased registered
       capital of the Company with the relevant authorities
       in the PRC in accordance with the actual increase
       of capital as a result of the issuance of shares
       pursuant to this resolution; and the purpose
       of issuance of shares in accordance with this
       Resolution, the Board of Directors be and is
       hereby authorized to establish a special committee
       of the Board or a special executioncommittee
       of the Board and to authorise such committee
       to execute Board Resolutions and sign on behalf
       of the Board all relevant documents

13.    Approve the Equity Interest Transfer Agreement            Mgmt          For                            For
       dated 18 MAR 2007 in relation to the connected
       transaction arising as a result of the disposal
       of a 70% equity interest in China National
       United Oil Corporation by PetroChina Company
       Limited to China National Petroleum Corporation
       athe Disposala, as specified

14.    Other matters                                             Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 PFIZER INC.                                                                                 Agenda Number:  932641637
--------------------------------------------------------------------------------------------------------------------------
    Security:  717081103                                                             Meeting Type:  Annual
      Ticker:  PFE                                                                   Meeting Date:  26-Apr-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       DENNIS A. AUSIELLO                                        Mgmt          For                            For
       MICHAEL S. BROWN                                          Mgmt          For                            For
       M. ANTHONY BURNS                                          Mgmt          For                            For
       ROBERT N. BURT                                            Mgmt          For                            For
       W. DON CORNWELL                                           Mgmt          For                            For
       WILLIAM H. GRAY, III                                      Mgmt          For                            For
       CONSTANCE J. HORNER                                       Mgmt          For                            For
       WILLIAM R. HOWELL                                         Mgmt          For                            For
       JEFFREY B. KINDLER                                        Mgmt          For                            For
       GEORGE A. LORCH                                           Mgmt          For                            For
       DANA G. MEAD                                              Mgmt          For                            For
       WILLIAM C. STEERE, JR.                                    Mgmt          For                            For

02     PROPOSAL TO RATIFY THE SELECTION OF KPMG LLP              Mgmt          For                            For
       AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR 2007.

03     SHAREHOLDER PROPOSAL RELATING TO CUMULATIVE               Shr           For                            Against
       VOTING.

04     SHAREHOLDER PROPOSAL REQUESTING A REPORT ON               Shr           Against                        For
       THE RATIONALE FOR EXPORTING ANIMAL EXPERIMENTATION.

05     SHAREHOLDER PROPOSAL REQUESTING A REPORT ON               Shr           Against                        For
       THE FEASIBILITY OF AMENDING PFIZER S CORPORATE
       POLICY ON LABORATORY ANIMAL CARE AND USE.

06     SHAREHOLDER PROPOSAL RELATING TO QUALIFICATIONS           Shr           Against                        For
       FOR DIRECTOR NOMINEES.




--------------------------------------------------------------------------------------------------------------------------
 PHILIPPINE LONG DISTANCE TELEPHONE C                                                        Agenda Number:  932721675
--------------------------------------------------------------------------------------------------------------------------
    Security:  718252604                                                             Meeting Type:  Annual
      Ticker:  PHI                                                                   Meeting Date:  12-Jun-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     APPROVAL OF THE AUDITED FINANCIAL STATEMENTS              Mgmt          For                            For
       FOR THE PERIOD ENDING DECEMBER 31, 2006 CONTAINED
       IN THE COMPANY S 2006 ANNUAL REPORT.

02     DIRECTOR
       REV FR B.F. NEBRES S.J*                                   Mgmt          For                            For
       MR OSCAR S. REYES*                                        Mgmt          For                            For
       MR PEDRO E. ROXAS*                                        Mgmt          For                            For
       MR ALFRED VY TY*                                          Mgmt          For                            For
       MS HELEN Y. DEE                                           Mgmt          For                            For
       ATTY. RAY C. ESPINOSA                                     Mgmt          For                            For
       MR. TSUYOSHI KAWASHIMA                                    Mgmt          For                            For
       MR TATSU KONO                                             Mgmt          For                            For
       MR NAPOLEON L. NAZARENO                                   Mgmt          For                            For
       MR MANUEL V. PANGILINAN                                   Mgmt          For                            For
       MS CORAZON S. DE LA PAZ                                   Mgmt          For                            For
       ATTY MA L.C. RAUSA-CHAN                                   Mgmt          For                            For
       MR ALBERT F DEL ROSARIO                                   Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 POWERSHARES EXCHANGE-TRADED FUND TRU                                                        Agenda Number:  932528411
--------------------------------------------------------------------------------------------------------------------------
    Security:  73935X302                                                             Meeting Type:  Special
      Ticker:  PEY                                                                   Meeting Date:  31-Aug-2006
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO APPROVE THE NEW INVESTMENT ADVISORY AGREEMENT          Mgmt          For                            For
       BY AND BETWEEN THE TRUST AND POWERSHARES CAPITAL
       MANAGEMENT LLC (THE  ADVISER ) PURSUANT TO
       WHICH THE ADVISER WILL CONTINUE TO ACT AS INVESTMENT
       ADVISER TO THE FUND OF THE TRUST.

02     TO APPROVE A CHANGE IN THE CLASSIFICATION OF              Mgmt          For                            For
       THE INVESTMENT OBJECTIVE OF THE FUND OF THE
       TRUST FROM A FUNDAMENTAL INVESTMENT POLICY
       TO A NON-FUNDAMENTAL INVESTMENT POLICY.




--------------------------------------------------------------------------------------------------------------------------
 PROGRESS ENERGY, INC.                                                                       Agenda Number:  932659595
--------------------------------------------------------------------------------------------------------------------------
    Security:  743263105                                                             Meeting Type:  Annual
      Ticker:  PGN                                                                   Meeting Date:  09-May-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: J. BOSTIC.                          Mgmt          For                            For

1B     ELECTION OF DIRECTOR: D. BURNER.                          Mgmt          For                            For

1C     ELECTION OF DIRECTOR: R. DAUGHERTY.                       Mgmt          For                            For

1D     ELECTION OF DIRECTOR: H. DELOACH.                         Mgmt          For                            For

1E     ELECTION OF DIRECTOR: R. JONES.                           Mgmt          For                            For

1F     ELECTION OF DIRECTOR: W. JONES.                           Mgmt          For                            For

1G     ELECTION OF DIRECTOR: R. MCGEHEE.                         Mgmt          For                            For

1H     ELECTION OF DIRECTOR: E. MCKEE.                           Mgmt          For                            For

1I     ELECTION OF DIRECTOR: J. MULLIN.                          Mgmt          For                            For

1J     ELECTION OF DIRECTOR: C. SALADRIGAS.                      Mgmt          For                            For

1K     ELECTION OF DIRECTOR: T. STONE.                           Mgmt          For                            For

1L     ELECTION OF DIRECTOR: A. TOLLISON.                        Mgmt          For                            For

01     RATIFICATION OF THE SELECTION OF DELOITTE &               Mgmt          For                            For
       TOUCHE LLP AS PROGRESS ENERGY S INDEPENDENT
       REGISTERED PUBLIC ACCOUNTING FIRM FOR 2007.

02     THE PROPOSAL RELATING TO THE APPROVAL OF THE              Mgmt          For                            For
       PROGRESS ENERGY, INC. 2007 EQUITY INCENTIVE
       PLAN.




--------------------------------------------------------------------------------------------------------------------------
 REGIONS FINANCIAL CORPORATION                                                               Agenda Number:  932577616
--------------------------------------------------------------------------------------------------------------------------
    Security:  7591EP100                                                             Meeting Type:  Special
      Ticker:  RF                                                                    Meeting Date:  03-Oct-2006
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO ADOPT THE AGREEMENT AND PLAN OF MERGER, BY             Mgmt          For                            For
       AND BETWEEN REGIONS FINANCIAL CORPORATION AND
       AMSOUTH BANCORPORATION, DATED AS OF MAY 24,
       2006, AS IT MAY BE AMENDED FROM TIME TO TIME,
       PURSUANT TO WHICH AMSOUTH BANCORPORATION WILL
       BE MERGED WITH AND INTO REGIONS FINANCIAL CORPORATION.

02     TO APPROVE THE ADJOURNMENT OF THE REGIONS SPECIAL         Mgmt          For                            For
       MEETING, IF NECESSARY OR APPROPRIATE, TO SOLICIT
       ADDITIONAL PROXIES.




--------------------------------------------------------------------------------------------------------------------------
 REGIONS FINANCIAL CORPORATION                                                               Agenda Number:  932646081
--------------------------------------------------------------------------------------------------------------------------
    Security:  7591EP100                                                             Meeting Type:  Annual
      Ticker:  RF                                                                    Meeting Date:  19-Apr-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: SAMUEL W. BARTHOLOMEW,              Mgmt          For                            For
       JR.

1B     ELECTION OF DIRECTOR: SUSAN W. MATLOCK                    Mgmt          For                            For

1C     ELECTION OF DIRECTOR: JACKSON W. MOORE                    Mgmt          For                            For

1D     ELECTION OF DIRECTOR: ALLEN B. MORGAN, JR.                Mgmt          For                            For

1E     ELECTION OF DIRECTOR: JOHN R. ROBERTS                     Mgmt          For                            For

1F     ELECTION OF DIRECTOR: LEE J. STYSLINGER III               Mgmt          For                            For

02     RATIFICATION OF SELECTION OF INDEPENDENT REGISTERED       Mgmt          For                            For
       PUBLIC ACCOUNTING FIRM

03     DECLASSIFICATION AMENDMENT                                Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 REYNOLDS AMERICAN INC.                                                                      Agenda Number:  932659874
--------------------------------------------------------------------------------------------------------------------------
    Security:  761713106                                                             Meeting Type:  Annual
      Ticker:  RAI                                                                   Meeting Date:  11-May-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       MARTIN D. FEINSTEIN*                                      Mgmt          For                            For
       SUSAN M. IVEY*                                            Mgmt          For                            For
       NEIL R. WITHINGTON*                                       Mgmt          For                            For
       JOHN T. CHAIN, JR**                                       Mgmt          For                            For

02     APPROVAL OF AN AMENDMENT TO THE ARTICLES OF               Mgmt          For                            For
       INCORPORATION INCREASING THE NUMBER OF AUTHORIZED
       SHARES OF COMMON STOCK FROM 400,000,000 TO
       800,000,000

03     RATIFICATION OF KPMG LLP AS INDEPENDENT AUDITORS          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 RWE AG                                                                                      Agenda Number:  701157617
--------------------------------------------------------------------------------------------------------------------------
    Security:  D6629K109                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  18-Apr-2007
        ISIN:  DE0007037129
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS 28 MAR 2007, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU.

1.     Presentation of the approved financial statements         Non-Voting
       of RWEA Aktiengesellsehaft and the Group for
       the FYE 31 DEC 2006 with the combined review
       of operations of RWE Aktiengesellsehaft and
       the Group, the proposal for the appropriation
       of distributable profit, and the Supervisory
       Board Report for fiscal 2006

2.     Appropriation of distributable profit                     Mgmt          For                            For

3.     Approval of the Acts of the Executive Board               Mgmt          For                            For
       for fiscal 2006

4.     Approval of the Acts of the Supervisory Board             Mgmt          For                            For
       for fiscal 2006

5.     Appointment of Pricewaterhousecoopers AG, as              Mgmt          For                            For
       the Auditors for fiscal 2007

6.     Authorization to implement share buybacks                 Mgmt          For                            For

7.     Amendment of Article 3 of the Articles of Incorporation   Mgmt          For                            For
       [FY, announcements, venue]

       COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS             Non-Voting
       MEETING. A LINK TO THE COUNTER PROPOSAL INFORMATION
       IS AVAILABLE IN THE MATERIAL URL SECTION OF
       THE APPLICATION. IF YOU WISH TO ACT ON THESE
       ITEMS, YOU WILL NEED TO REQUEST A MEETING ATTEND
       AND VOTE YOUR SHARES AT THE COMPANYS MEETING.




--------------------------------------------------------------------------------------------------------------------------
 SANLAM LTD                                                                                  Agenda Number:  701197659
--------------------------------------------------------------------------------------------------------------------------
    Security:  S7302C137                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  24-Apr-2007
        ISIN:  ZAE000070660
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.S.1  Authorize Sanlam, or the Sanlam subsidiary as             Mgmt          For                            For
       a special approval in terms of and subject
       to: Article 37 of the Articles; Section 85
       to 89 (both inclusive) of the Companies Act;
       and the Listing Requirements, to acquire the
       ordinary shares of those voluntary tender offer
       shareholders who elect pursuant to the voluntary
       tender offer to tender their ordinary shares,
       on the terms and subject to the conditions
       of the voluntary tender offer

2.O.1  Authorize any Director of the Company and, where          Mgmt          For                            For
       applicable, the Secretary of the Company, subject
       to passing and registration of Resolution 1.S.1,
       to do all such things, sign all such documentation
       and take all such actions as may be necessary
       or expedient to implement the aforesaid special
       resolution




--------------------------------------------------------------------------------------------------------------------------
 SINGAPORE TELECOMMUNICATIONS LTD                                                            Agenda Number:  701027991
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y79985175                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  28-Jul-2006
        ISIN:  SG1P95920093
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Amend the Articles of Association of the Company          Mgmt          For                            For
       as specified

2.     Authorize the Directors of the Company, for               Mgmt          For                            For
       the purposes of Sections 76C and 76E of the
       Companies Act, Chapter 50  the Companies Act
       , to purchase or otherwise acquire issued ordinary
       shares in the capital of the Company  Shares
       , not exceeding in aggregate the maximum limit,
       at such prices as may be determined by the
       Directors from time to time up to the maximum
       price, whether by way of market purchases on
       the Singapore Exchange Securities Trading Limited
       SGX-ST  and/or any other stock exchange on
       which the shares may for the time being be
       listed or quoted  Other Exchange  and/or off-market
       purchases  if effected otherwise than on the
       SGX-ST or, as the case may be, other Exchange
       in accordance with any equal access Scheme(s)
       which satisfies the conditions prescribed by
       the Companies Act, and otherwise in accordance
       with all other laws and regulations and rules
       of the SGX-ST or other Exchange  the Share
       Purchase Mandate ; and authorize the Directors
       of the Company and/or any of them to complete
       and do all such acts and things  including
       executing such documents as may be required
       as they and/or he may consider expedient or
       necessary to give effect to the transactions
       contemplated and/or authorized by this resolution;
       and  Authority expires the earlier of the date
       of the next AGM of the Company or the date
       of the next AGM of the Company as required
       by the law

3.     Approve, pursuant to Exception 9 in Rule 7.2              Mgmt          For                            For
       of the Listing Rules of Australian Stock Exchange
       Limited  ASX , the issue of shares under the
       SingTel Performance Share Plan as an Exception
       to Rule 7.1 of the ASX Listing Rules

4.     Approve, for the purposes of Rule 10.14 of the            Mgmt          For                            For
       ASX Listing Rules, the participation by the
       relevant person in the SingTel Performance
       Share Plan as specified




--------------------------------------------------------------------------------------------------------------------------
 SINGAPORE TELECOMMUNICATIONS LTD                                                            Agenda Number:  701028006
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y79985175                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-Jul-2006
        ISIN:  SG1P95920093
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the financial statements for            Mgmt          For                            For
       the FYE 31 MAR 2006, the Directors  report
       and the Auditors  report thereon

2.     Declare a 1st  and final dividend of 10 cents             Mgmt          For                            For
       per share, less income tax, in respect of the
       FYE 31 MAR 2006

3.     Re-elect Mr. Graham John Bradley  Independent             Mgmt          For                            For
       Member of the Audit Committee , as a Director,
       who retires by rotation in accordance with
       Article 97 of the Company s Articles of Association

4.     Re-elect Mr. Chumpol NaLamlieng as a Director,            Mgmt          For                            For
       who retires by rotation in accordance with
       Article 97 of the Company s Articles of Association

5.     Re-elect Mr. Lee Hsien Yang as a Director, who            Mgmt          For                            For
       retires by rotation in accordance with Article
       97 of the Company s Articles of Association

6.     Approve the Directors  fees payable by the Company        Mgmt          For                            For
       of SGD 1,453,000 for the FYE 31 MAR 2006

       Transact any other business                               Non-Voting

7.     Appoint Deloitte & Touche as the new Auditors             Mgmt          For                            For
       of the Company, in place of the retiring Auditors,
       PricewaterhouseCoopers, until the next AGM
       of the Company and authorize the Directors
       to determine the remuneration

8.     Authorize the Directors to issue shares in the            Mgmt          For                            For
       capital of the Company  shares  whether by
       way of rights, bonus or otherwise; and/or make
       or grant offers, agreements or options  collectively,
       Instruments  that might or would require shares
       to be issued, including but not limited to
       the creation and issue of  as well as adjustments
       to  warrants, debentures or other instruments
       convertible into shares, at any time and upon
       such terms and conditions and for such purposes
       and to such persons as the Directors may in
       their absolute discretion deem fit; and  notwithstanding
       the authority conferred by this resolution
       may have ceased to be in force  issue shares
       in pursuance of any Instrument made or granted
       by the Directors while this resolution was
       in force, provided that: the aggregate number
       of shares to be issued pursuant to this resolution
       including shares to be issued in pursuance
       of Instruments made or granted pursuant to
       this resolution) does not exceed 50% of the
       issued share capital of the Company, of which
       the aggregate number of shares to be issued
       other than on a pro rata basis to shareholders
       of the Company  including shares to be issued
       in pursuance of Instruments made or granted
       pursuant to this resolution  does not exceed
       15% of the issued share capital of the Company;
       subject to such manner of calculation as may
       be prescribed by the Singapore Exchange Securities
       Trading Limited  SGXST   for the purpose of
       determining the aggregate number of shares
       that may be issued, the percentage of issued
       share capital shall be based on the issued
       share capital of the Company at the time this
       resolution is passed, after adjusting for:
       a) new shares arising from the conversion or
       exercise of any convertible securities or share
       options or vesting of share awards which are
       outstanding or subsisting at the time this
       Resolution is passed; and b) any subsequent
       consolidation or sub-division of shares; in
       exercising the authority conferred by this
       resolution, the Company shall comply with the
       provisions of the Listing Manual of the SGX-ST
       and the rules of any other stock exchange on
       which the shares of the Company may for the
       time being be listed or quoted  Other  Exchange
       for the time being in force  unless such compliance
       has been waived by the SGX-ST or, as the case
       may be, the Other Exchange  and the Articles
       of Association for the time being of the Company;
       and  Authority expires the earlier of the of
       the next AGM of the Company or the date by
       which the next AGM of the Company is required
       by law to be held

9.     Authorize the Directors to allot and issue from           Mgmt          For                            For
       time to time such number of shares in the capital
       of the Company as may be required to be issued
       pursuant to the exercise of options under the
       Singapore Telecom Share Option Scheme 1999
       1999 Scheme , provided always that the aggregate
       number of shares to be issued pursuant to the
       1999 Scheme shall not exceed 5% of the total
       number of issued shares in the capital of the
       Company from time to time as calculated in
       accordance with the Rules of the 1999 Scheme

10.    Authorize the Directors to grant awards in accordance     Mgmt          For                            For
       with the provisions of the SingTel Performance
       Share Plan  Share Plan  and to allot and issue
       from time to time such number of fully paid-up
       shares in the capital of the Company as may
       be required to be issued pursuant to the vesting
       of awards under the Share Plan, provided always
       that the aggregate number of shares to be issued
       pursuant to the 1999 Scheme and the Share Plan
       shall not exceed 10% of the total number of
       issued shares in the capital of the Company
       from time to time




--------------------------------------------------------------------------------------------------------------------------
 SINGAPORE TELECOMMUNICATIONS LTD                                                            Agenda Number:  701028020
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y79985175                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  28-Jul-2006
        ISIN:  SG1P95920093
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve, pursuant to Article 11(A) of the Articles        Mgmt          For                            For
       of Association of the Company and subject tot
       the confirmation of the High Court of the Republic
       of Singapore: 1) to reduce the paid-up share
       capital of the Company of a maximum of SGD
       4,904,381857.18 comprising a maximum of 16,772,138,403
       ordinary shares  the Shares  by a maximum of
       SGD 2,297,782,960.80, and such reduction be
       made out of the contributed capital  as hereinafter
       defined  of the Company and be effected by
       canceling, subject to the rounding-up  as defined
       , one share for every 20 shares  the Reduction
       Ratio  held by or on behalf of the relevant
       shareholders  as defined  as at a books closure
       date to be determined by the Directors  the
       Books Closure Date  and returning to each relevant
       shareholders the amount of SGD 2.74 for each
       share held by or on behalf of such relevant
       shareholders so cancelled; and to cancel the
       number of shares from each relevant shareholder,
       pursuant to the reduction ration be reduced
       by rounding-up  where applicable  to the nearest
       multiple of 10 shares  the Rounding-Up  the
       resultant number of shares that would have
       been held by or on behalf of each relevant
       shareholder following the proposed cancellation
       of shares pursuant to the reduction ratio,
       in the event that the resultant number of shares
       arising from the Rounding-Up: i) is greater
       than the number of shares held by or on behalf
       of such relevant shareholder as at the books
       closure date, no rounding-up will be applied
       and the number of shares proposed to be canceled
       from such relevant shareholders shall be the
       number of shares cancelled based solely on
       the reduction ratio; or ii) is equal to the
       number of shares held by or on behalf of such
       relevant shareholder as at the books closure
       date, on shares shall be cancelled from such
       relevant shareholder; 2) authorize the Directors
       and each of them to do all acts and things
       and to execute all such documents as they or
       he may consider necessary or expedient to give
       effect to this resolution




--------------------------------------------------------------------------------------------------------------------------
 SK TELECOM CO., LTD.                                                                        Agenda Number:  932634086
--------------------------------------------------------------------------------------------------------------------------
    Security:  78440P108                                                             Meeting Type:  Annual
      Ticker:  SKM                                                                   Meeting Date:  09-Mar-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     APPROVAL OF THE BALANCE SHEETS, THE STATEMENTS            Mgmt          For                            For
       OF INCOME, AND STATEMENTS OF APPROPRIATIONS
       OF RETAINED EARNINGS OF THE 23RD FISCAL YEAR,
       AS SET FORTH IN ITEM 1 OF THE COMPANY S AGENDA
       ENCLOSED HEREWITH.

02     APPROVAL OF THE CEILING AMOUNT OF THE REMUNERATION        Mgmt          For                            For
       OF DIRECTORS, AS SET FORTH IN THE COMPANY S
       AGENDA ENCLOSED HEREWITH.

3A1    APPROVAL OF THE APPOINTMENT OF MR. JUNG NAM               Mgmt          For                            For
       CHO, AS EXECUTIVE DIRECTOR.

3A2    APPROVAL OF THE APPOINTMENT OF MR. SUNG MIN               Mgmt          For                            For
       HA, AS EXECUTIVE DIRECTOR.

3B     APPROVAL OF THE APPOINTMENT OF MR. DAL SUP SHIM,          Mgmt          For                            For
       AS INDEPENDENT NON-EXECUTIVE DIRECTOR WHO WILL
       BE A MEMBER OF THE AUDIT COMMITTEE.




--------------------------------------------------------------------------------------------------------------------------
 SOUTHERN COPPER CORPORATION                                                                 Agenda Number:  932665271
--------------------------------------------------------------------------------------------------------------------------
    Security:  84265V105                                                             Meeting Type:  Annual
      Ticker:  PCU                                                                   Meeting Date:  26-Apr-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       EMILIO CARRILLO GAMBOA                                    Mgmt          Withheld                       Against
       ALFREDO CASAR PEREZ                                       Mgmt          Withheld                       Against
       J.F. COLLAZO GONZALEZ                                     Mgmt          Withheld                       Against
       X.G. DE QUEVEDO TOPETE                                    Mgmt          Withheld                       Against
       OSCAR GONZALEZ ROCHA                                      Mgmt          Withheld                       Against
       J.E. GONZALEZ FELIX                                       Mgmt          Withheld                       Against
       HAROLD S. HANDELSMAN                                      Mgmt          For                            For
       GERMAN L. MOTA-VELASCO                                    Mgmt          Withheld                       Against
       GENARO L. MOTA-VELASCO                                    Mgmt          Withheld                       Against
       ARMANDO ORTEGA GOMEZ                                      Mgmt          Withheld                       Against
       JUAN REBOLLEDO GOUT                                       Mgmt          Withheld                       Against
       L.M. PALOMINO BONILLA                                     Mgmt          For                            For
       G.P. CIFUENTES                                            Mgmt          For                            For
       CARLOS RUIZ SACRISTAN                                     Mgmt          For                            For

02     APPROVE AN AMENDMENT TO OUR BY-LAWS PROPOSING             Mgmt          For                            For
       TO ELIMINATE THE PROVISIONS THAT HAVE BEEN
       MADE EXTRANEOUS OR INCONSISTENT WITH OUR AMENDED
       AND RESTATED CERTIFICATE OF INCORPORATION,
       AS AMENDED, AS A RESULT OF THE ELIMINATION
       OF OUR CLASS A COMMON STOCK.

03     RATIFY THE AUDIT COMMITTEE S SELECTION OF PRICEWATERHOUSECOOPERSMgmt          For                            For
       S.C. AS INDEPENDENT ACCOUNTANTS FOR 2007.




--------------------------------------------------------------------------------------------------------------------------
 ST. GEORGE BANK LTD                                                                         Agenda Number:  701106610
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q8757F106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  20-Dec-2006
        ISIN:  AU000000SGB0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements and the Directors        Non-Voting
       report for the YE 30 SEP 2006, together with
       the Directors  declaration and the Auditor
       s report on the financial statements

2a.    Re-elect Mr. J.S. Curtis as a Director of the             Mgmt          For                            For
       Bank, who retires in accordance with Article
       73(1) of the Bank s Constitution

2b.    Re-elect Mr. T.J. Davis as a Director of the              Mgmt          For                            For
       Bank, who retires in accordance with Article
       73(1) of the Bank s Constitution

2c.    Re-elect Mr. R. A.F. England as a Director of             Mgmt          For                            For
       the Bank, who retires in accordance with Article
       73(1) of the Bank s Constitution

3.     Adopt the remuneration report for the YE 30               Mgmt          For                            For
       SEP 2006

4.     Approve, pursuant to Article 71(2)(a) of the              Mgmt          For                            For
       Bank s Constitution, to increase the maximum
       number of Directors of the Bank from 9 to 10




--------------------------------------------------------------------------------------------------------------------------
 STATOIL ASA                                                                                 Agenda Number:  932695820
--------------------------------------------------------------------------------------------------------------------------
    Security:  85771P102                                                             Meeting Type:  Annual
      Ticker:  STO                                                                   Meeting Date:  15-May-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

03     ELECTION OF A CHAIR OF THE MEETING                        Mgmt          For                            For

04     ELECTION OF A PERSON TO CO-SIGN THE MINUTES               Mgmt          For                            For
       TOGETHER WITH THE CHAIR OF THE MEETING

05     APPROVAL OF THE NOTICE AND THE AGENDA                     Mgmt          For                            For

06     APPROVAL OF THE ANNUAL REPORT AND ACCOUNTS FOR            Mgmt          For                            For
       STATOIL ASA AND THE STATOIL GROUP FOR 2006,
       INCLUDING THE BOARD OF DIRECTORS PROPOSAL FOR
       THE DISTRIBUTION OF THE DIVIDEND

07     DETERMINATION OF REMUNERATION FOR THE COMPANY             Mgmt          For                            For
       S AUDITOR

08     DECLARATION OF STIPULATION OF SALARY AND OTHER            Mgmt          For                            For
       REMUNERATION FOR TOP MANAGEMENT

09     AUTHORISATION TO ACQUIRE STATOIL SHARES IN THE            Mgmt          For                            For
       MARKET FOR SUBSEQUENT ANNULMENT

10     AUTHORISATION TO ACQUIRE STATOIL SHARES IN THE            Mgmt          For                            For
       MARKET IN ORDER TO CONTINUE IMPLEMENTATION
       OF THE SHARE SAVING PLAN FOR EMPLOYEES




--------------------------------------------------------------------------------------------------------------------------
 T.E.R.N.A.- TRASMISSIONE ELETTRICITA' RETE NAZIONALE SPA, ROMA                              Agenda Number:  701215560
--------------------------------------------------------------------------------------------------------------------------
    Security:  T9471R100                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  24-May-2007
        ISIN:  IT0003242622
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A MIX MEETING. THANK             Non-Voting
       YOU.

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A THIRD CALL ON
       28 MAY 2007. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

0.1    Appoint 2 Directors                                       Mgmt          No vote

0.2    Approve the financial statements as at 31 DEC             Mgmt          No vote
       2006 reports of the Board of Directors, the
       Auditors and the Auditing Firm; inherent and
       consequent resolutions; consolidated balance
       sheet as at 31 DEC 2006

0.3    Approve the allocation of net income                      Mgmt          No vote

0.4    Approve the extension of the auditing mandate             Mgmt          No vote

e.1    Amend the Articles 14, 15, 21, 26 By-Laws, pharagraph     Mgmt          No vote
       s numeration of the Company By-Laws

       PLEASE NOTE THAT THE MEETING HELD ON 23 MAY               Non-Voting
       2007 HAS BEEN POSTPONED AND THAT THE SECOND
       CONVOCATION WILL BE HELD ON 24 MAY 2007. PLEASE
       ALSO NOTE THE NEW CUTOFF DATE IS 23 MAY 2007.
       IF YOU HAVE ALREADY SENT YOUR VOTES, PLEASE
       DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 TECO ENERGY, INC.                                                                           Agenda Number:  932648592
--------------------------------------------------------------------------------------------------------------------------
    Security:  872375100                                                             Meeting Type:  Annual
      Ticker:  TE                                                                    Meeting Date:  02-May-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JOSEPH P. LACHER                                          Mgmt          For                            For
       TOM L. RANKIN                                             Mgmt          For                            For
       WILLIAM D. ROCKFORD                                       Mgmt          For                            For
       J. THOMAS TOUCHTON                                        Mgmt          For                            For

02     RATIFICATION OF THE CORPORATION S INDEPENDENT             Mgmt          For                            For
       AUDITOR




--------------------------------------------------------------------------------------------------------------------------
 TELECOM CORPORATION OF NEW ZEALAND L                                                        Agenda Number:  932581627
--------------------------------------------------------------------------------------------------------------------------
    Security:  879278208                                                             Meeting Type:  Annual
      Ticker:  NZT                                                                   Meeting Date:  05-Oct-2006
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO AUTHORISE THE DIRECTORS TO FIX THE REMUNERATION        Mgmt          For                            For
       OF THE AUDITORS.

02     TO RE-ELECT MR. MCLEOD AS A DIRECTOR.                     Mgmt          For                            For

03     TO RE-ELECT MR. MCGEOCH AS A DIRECTOR.                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TELECOM ITALIA S P A NEW                                                                    Agenda Number:  701170918
--------------------------------------------------------------------------------------------------------------------------
    Security:  T92778108                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  14-Apr-2007
        ISIN:  IT0003497168
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       APRIL 15, 2007 AND A THIRD CALL ON APRIL 16,
       2007. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE ALSO NOTE THAT THE
       THIRD CALL OF THIS MEETING WILL BE AT 3 VIA
       TOSCANA, ROZZANO (MILAN) at 11:00 AM. THANK
       YOU.

1.     AMENDMENT OF THE FOLLOWING ARTICLES OF THE COMPANY        Mgmt          No vote
       S BYLAWS: 3 PURPOSE, 6 SAVINGS SHARES, 8 BONDS,
       9 APPOINTMENT OF THE BOARD OF DIRECTORS, 10
       CORPORATE OFFICERS, 11 MEETINGS OF THE BOARD
       OF DIRECTORS, 12 POWERS OF THE BOARD OF DIRECTORS,
       13 MANAGER RESPONSIBLE FOR THE PREPARATION
       OF THE COMPANY S FINANCIAL REPORTS, 14 INFORMATION
       FLOWS FROM THE EXECUTIVE DIRECTORS TO THE OTHER
       DIRECTORS AND THE MEMBERS OF THE BOARD OF AUDITORS,
       15 REPRESENTATION OF THE COMPANY, 1 COMPENSATION
       OF THE BOARD OF DIRECTORS, 17 BOARD OF AUDITORS,
       18 CALLING OF SHAREHOLDERS? MEETINGS, 19 PARTECIPATION
       IN SHAREHOLDERS  MEETINGS, 20 CONDUCT OF SHAREHOLDERS
       MEETINGS AND 21 ALLOCATION OF THE PROFIT,
       NUMBERING OF THE PARAGRAPHS OF THE ARTOCLES
       OF THE BYLAWS, AND RELATED AND CONSEQUENT RESOLUTIONS.




--------------------------------------------------------------------------------------------------------------------------
 TELECOM ITALIA S P A NEW                                                                    Agenda Number:  701190415
--------------------------------------------------------------------------------------------------------------------------
    Security:  T92778108                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  15-Apr-2007
        ISIN:  IT0003497168
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       16 APR 2007. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE ALSO NOTE THAT THE
       SECOND CALL OF THIS MEETING WILL BE AT 3 VIA
       TOSCANA, ROZZANO (MILAN) at 11:00 AM. THANK
       YOU.

1.     Approve the Financial statements for the YE               Mgmt          No vote
       31 DEC 2006, related and consequent resolutions.

2.     Appointment of the Board of Directors and determination   Mgmt          No vote
       of the number of Members of the Board.

3.     Determination of the term of office of the Board.         Mgmt          No vote

4.     Appointment of the directors.                             Mgmt          No vote

5.     Determination of the annual compensation of               Mgmt          No vote
       the members of the Board of Directors.

6.     Decisions consequent on the resignation of a              Mgmt          No vote
       member of the Board of Auditors.

7.     Plan for the award of free treasury shares to             Mgmt          No vote
       the top management of the Telecom Italia Group.
       Authorization to purchase and dispose of treasury
       shares subject to revocation of the existing
       authorization - related and consequent resolutions.

8.     Decisions consequent on the completion of the             Mgmt          No vote
       audit engagement awarded to Reconta Ernest
       & Young S.p.A.

9.     Amendments to the meeting regulations approved            Mgmt          No vote
       by the shareholders  meeting on 6 May 2004.




--------------------------------------------------------------------------------------------------------------------------
 TELEKOM AUSTRIA AG, WIEN                                                                    Agenda Number:  701228024
--------------------------------------------------------------------------------------------------------------------------
    Security:  A8502A102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  30-May-2007
        ISIN:  AT0000720008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements and the Management       Mgmt          No vote
       report as well as the consolidated financial
       statements including the consolidated Mangement
       report for the FY 2006 and the Supervisory
       Board report on the FY 2006

2.     Approve allocation of income                              Mgmt          No vote

3.     Grant Discharge to the Management and of the              Mgmt          No vote
       Members of the Supervisory Board for the FY
       2006

4.     Approve remuneration of Supervisory Board Members         Mgmt          No vote

5.     Elect the Auditors of the financial statements            Mgmt          No vote
       and of the consolidate financial statements
       for the FY 2007

6.     Receive report on Share repurchase program                Non-Voting

7.A    Grant authority to repurchase the issued Share            Mgmt          No vote
       Capital to service Stock Option Plan

7.B    Grant authority to use own Shares  for settlement         Mgmt          No vote
       of convertible Bonds

7.C    Grant authority to use own Shares  for acquisition        Mgmt          No vote
       of Companies

7.D    Approve EUR 46 million reduction in Share Capital         Mgmt          No vote
       via cancellation of repurchased Shares

7.E    Grant authority to the re-issuance of repurchase          Mgmt          No vote
       Shares

8.     To approve the spin-off of fixed line Business            Non-Voting
       to Telecom Austria Fix Net AG, as specified

9.     Adopt the new Articles of Association                     Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 THE LACLEDE GROUP, INC.                                                                     Agenda Number:  932615391
--------------------------------------------------------------------------------------------------------------------------
    Security:  505597104                                                             Meeting Type:  Annual
      Ticker:  LG                                                                    Meeting Date:  25-Jan-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       ANTHONY V. LENESS                                         Mgmt          For                            For
       BRENDA D. NEWBERRY                                        Mgmt          For                            For
       MARY ANN VAN LOKEREN                                      Mgmt          For                            For
       DOUGLAS H. YAEGER                                         Mgmt          For                            For

02     TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE            Mgmt          For                            For
       LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTANT
       FOR FISCAL YEAR 2007




--------------------------------------------------------------------------------------------------------------------------
 THE SOUTHERN COMPANY                                                                        Agenda Number:  932676565
--------------------------------------------------------------------------------------------------------------------------
    Security:  842587107                                                             Meeting Type:  Annual
      Ticker:  SO                                                                    Meeting Date:  23-May-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       J.P. BARANCO                                              Mgmt          For                            For
       D.J. BERN                                                 Mgmt          For                            For
       F.S. BLAKE                                                Mgmt          For                            For
       T.F. CHAPMAN                                              Mgmt          For                            For
       H.W. HABERMEYER, JR.                                      Mgmt          For                            For
       D.M. JAMES                                                Mgmt          For                            For
       J.N. PURCELL                                              Mgmt          For                            For
       D.M. RATCLIFFE                                            Mgmt          For                            For
       W.G. SMITH, JR.                                           Mgmt          For                            For
       G.J. ST. PE                                               Mgmt          For                            For

02     RATIFICATION OF THE APPOINTMENT OF DELOITTE               Mgmt          For                            For
       & TOUCHE LLP AS THE COMPANY S INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM FOR 2007

03     STOCKHOLDER PROPOSAL ON ENVIRONMENTAL REPORT              Shr           Against                        For




--------------------------------------------------------------------------------------------------------------------------
 TOMKINS PLC                                                                                 Agenda Number:  701209000
--------------------------------------------------------------------------------------------------------------------------
    Security:  G89158136                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  13-Jun-2007
        ISIN:  GB0008962655
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Directors  report and financial               Mgmt          For                            For
       statements for the YE 30 DEC 2006 together
       with the Independent Auditors  report

2.     Approve the Remuneration Committee report for             Mgmt          For                            For
       the YE 30 DEC 2006

3.     Declare a final dividend of 8.75 pence per ordinary       Mgmt          For                            For
       share for the YE 30 DEC 2006

4.     Re-appoint Mr. David B. Newlands as a Director            Mgmt          For                            For

5.     Re-appoint Deloitte & Touche LLP as the Independent       Mgmt          For                            For
       Auditors

6.     Authorize the Directors to determine the Independent      Mgmt          For                            For
       Auditors  remuneration

7.     Authorize the Directors, in accordance with               Mgmt          For                            For
       and subject to the terms of Article 5 of the
       Company s Articles of Association, to allot
       relevant securities up to an aggregate nominal
       amount of GBP 14,265,337

S.8    Authorize the Directors, in accordance with               Mgmt          For                            For
       and subject to the terms of Article 6 of the
       Company s Articles of Association, to allot
       shares for cash for the purposes of Paragraph
       (ii) of Article 6 up to an aggregate nominal
       amount of GBP 2,145,727

S.9    Authorize the Company, in substitution for any            Mgmt          For                            For
       authority to purchase ordinary shares of 5p
       each in the capital of the Company previously
       conferred asave to the extent the same has
       been exerciseda, to make market purchases aSection
       163(3) of the Companies Act 1985a of up to
       85,829,110 shares or, if lower such number
       of shares as is equal to 10% of the issued
       ordinary share capital of the Company at the
       close of business on 12 JUN 2007 of 5p each
       in the capital of the Company, not more than
       105% of the average of the middle market quotations
       for a share derived from the London Stock Exchange
       Daily Official List, over the previous 5 business
       days and the minimum price which may be paid
       for any such share shall be the nominal value
       of that share; aAuthority expires the earlier
       of the conclusion of the AGM of the Company
       to be held in 2008 or 30 JUN 2008a; the Company,
       before the expiry, may make a contract to purchase
       ordinary shares which will or may be executed
       wholly or partly after such expiry

10.    Approve that the Company may serve any notice             Mgmt          For                            For
       or send or supply any other document or information
       to a Member by making the notice, document
       or information available on a website or by
       sending or supplying it in electronic form
       awithin the meaning of Section 1168 of the
       Companies Act 2006a




--------------------------------------------------------------------------------------------------------------------------
 TRANSALTA CORP                                                                              Agenda Number:  701185630
--------------------------------------------------------------------------------------------------------------------------
    Security:  89346D107                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  26-Apr-2007
        ISIN:  CA89346D1078
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Elect Mr. W. D. Anderson as a Director                    Mgmt          For                            For

1.2    Elect Mr. S. J. Bright as a Director                      Mgmt          For                            For

1.3    Elect Mr. T.W. Faithfull as a Director                    Mgmt          For                            For

1.4    Elect Mr. G. D. Giffin as a Director                      Mgmt          For                            For

1.5    Elect Mr. C. K. Jespersen as a Director                   Mgmt          For                            For

1.6    Elect Mr. M. M. Kanovsky as a Director                    Mgmt          For                            For

1.7    Elect Mr. D. S. Kaufman as a Director                     Mgmt          For                            For

1.8    Elect Mr. G. S. Lackenbauer as a Director                 Mgmt          For                            For

1.9    Elect Mr. M. C. Piper as a Director                       Mgmt          For                            For

1.10   Elect Mr. L. Vazquez Senties as a Director                Mgmt          For                            For

1.11   Elect Mr. S. G. Snyder as a Director                      Mgmt          For                            For

2.     Appoint Ernst & Young LLP as the Auditors at              Mgmt          For                            For
       a remuneration to be fixed by the Board of
       Directors

3.     Ratify and approve the Shareholders Rights Plan           Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 U.S. BANCORP                                                                                Agenda Number:  932637450
--------------------------------------------------------------------------------------------------------------------------
    Security:  902973304                                                             Meeting Type:  Annual
      Ticker:  USB                                                                   Meeting Date:  17-Apr-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       V. BUYNISKI GLUCKMAN                                      Mgmt          For                            For
       ARTHUR D. COLLINS, JR.                                    Mgmt          For                            For
       OLIVIA F. KIRTLEY                                         Mgmt          For                            For
       JERRY W. LEVIN                                            Mgmt          For                            For
       RICHARD G. REITEN                                         Mgmt          For                            For

02     RATIFY SELECTION OF ERNST & YOUNG LLP AS INDEPENDENT      Mgmt          For                            For
       AUDITOR FOR THE 2007 FISCAL YEAR.

03     APPROVAL OF THE U.S. BANCORP 2007 STOCK INCENTIVE         Mgmt          For                            For
       PLAN.

04     APPROVAL OF AMENDMENT TO RESTATED CERTIFICATE             Mgmt          For                            For
       OF INCORPORATION.

05     SHAREHOLDER PROPOSAL: ANNUAL RATIFICATION OF              Shr           For                            Against
       EXECUTIVE OFFICER COMPENSATION.

06     SHAREHOLDER PROPOSAL: LIMIT BENEFITS PROVIDED             Shr           For                            Against
       UNDER OUR SUPPLEMENTAL EXECUTIVE RETIREMENT
       PLAN.




--------------------------------------------------------------------------------------------------------------------------
 UST INC.                                                                                    Agenda Number:  932661449
--------------------------------------------------------------------------------------------------------------------------
    Security:  902911106                                                             Meeting Type:  Annual
      Ticker:  UST                                                                   Meeting Date:  01-May-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DECLASSIFICATION OF THE BOARD OF DIRECTORS                Mgmt          For                            For

02     DIRECTOR
       J.D. BARR*                                                Mgmt          For                            For
       J.P. CLANCEY*                                             Mgmt          For                            For
       P. DIAZ DENNIS*                                           Mgmt          For                            For
       V.A. GIERER, JR.*                                         Mgmt          For                            For
       J.E. HEID*                                                Mgmt          For                            For
       M.S. KESSLER*                                             Mgmt          For                            For
       P.J. NEFF*                                                Mgmt          For                            For
       A.J. PARSONS*                                             Mgmt          For                            For
       R.J. ROSSI*                                               Mgmt          For                            For
       J.P. CLANCEY**                                            Mgmt          For                            For
       V.A. GIERER, JR.**                                        Mgmt          For                            For
       J.E. HEID**                                               Mgmt          For                            For

03     TO RATIFY AND APPROVE ERNST & YOUNG LLP AS INDEPENDENT    Mgmt          For                            For
       AUDITORS OF THE COMPANY FOR THE YEAR 2007.




--------------------------------------------------------------------------------------------------------------------------
 VEIDEKKE ASA                                                                                Agenda Number:  701219001
--------------------------------------------------------------------------------------------------------------------------
    Security:  R9590N107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  08-May-2007
        ISIN:  NO0005806802
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Opening of the AGM                                        Mgmt          Abstain                        Against

2.     Elect a Chairperson and the co-signers                    Mgmt          For                            For

3.     Approve the notice and the agenda                         Mgmt          For                            For

4.     Adopt the annual accounts and report for 2006             Mgmt          Against                        Against
       for Veidekke ASA and the Group

5.     Approve the employment of the profit for 2006             Mgmt          For                            For
       including distribution of a dividend for Veidekke
       ASA

6.     Approve to determine the Auditors  remuneration           Mgmt          For                            For

7.     Elect the Members of the Nomination Committee             Mgmt          For                            For

8.     Approve to determine the Board of Directors               Mgmt          For                            For
       fees

9.     Elect the Board of Directors                              Mgmt          For                            For

10.1   Amend the Articles of Association regarding               Mgmt          For                            For
       the Company s Board of Directors

10.2   Amend the Articles of Association regarding               Mgmt          For                            For
       the Nomination Committee

10.3   Amend the Articles of Association regarding               Mgmt          For                            For
       the election of Alternates to the Board of
       Directors

10.4   Amend the Articles of Association regarding               Mgmt          For                            For
       the Board of Directors statement on guidelines
       for remuneration to the Senior Executives

10.5   Amend the Articles of Association regarding               Mgmt          For                            For
       the deadline for shareholders notification
       of attendance at the AGM

11.    Approve to split the Company s shares                     Mgmt          For                            For

12.    Approve to reduce the capital by annulling the            Mgmt          For                            For
       Company s own shares

13.    Authorize the Board of Directors to effect the            Mgmt          For                            For
       increases in capital

14.    Authorize the Board of Directors to undertake             Mgmt          For                            For
       purchases of own shares

15.    Approve to write down the Company s share premium         Mgmt          For                            For
       fund




--------------------------------------------------------------------------------------------------------------------------
 VERIZON COMMUNICATIONS INC.                                                                 Agenda Number:  932647401
--------------------------------------------------------------------------------------------------------------------------
    Security:  92343V104                                                             Meeting Type:  Annual
      Ticker:  VZ                                                                    Meeting Date:  03-May-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: JAMES R. BARKER                     Mgmt          For                            For

1B     ELECTION OF DIRECTOR: RICHARD L. CARRION                  Mgmt          For                            For

1C     ELECTION OF DIRECTOR: M. FRANCES KEETH                    Mgmt          For                            For

1D     ELECTION OF DIRECTOR: ROBERT W. LANE                      Mgmt          For                            For

1E     ELECTION OF DIRECTOR: SANDRA O. MOOSE                     Mgmt          For                            For

1F     ELECTION OF DIRECTOR: JOSEPH NEUBAUER                     Mgmt          For                            For

1G     ELECTION OF DIRECTOR: DONALD T. NICOLAISEN                Mgmt          For                            For

1H     ELECTION OF DIRECTOR: THOMAS H. O BRIEN                   Mgmt          For                            For

1I     ELECTION OF DIRECTOR: CLARENCE OTIS, JR.                  Mgmt          For                            For

1J     ELECTION OF DIRECTOR: HUGH B. PRICE                       Mgmt          For                            For

1K     ELECTION OF DIRECTOR: IVAN G. SEIDENBERG                  Mgmt          For                            For

1L     ELECTION OF DIRECTOR: WALTER V. SHIPLEY                   Mgmt          For                            For

1M     ELECTION OF DIRECTOR: JOHN W. SNOW                        Mgmt          For                            For

1N     ELECTION OF DIRECTOR: JOHN R. STAFFORD                    Mgmt          For                            For

1O     ELECTION OF DIRECTOR: ROBERT D. STOREY                    Mgmt          For                            For

02     RATIFICATION OF APPOINTMENT OF INDEPENDENT REGISTERED     Mgmt          For                            For
       PUBLIC ACCOUNTING FIRM.

03     ELIMINATE STOCK OPTIONS                                   Shr           Against                        For

04     SHAREHOLDER APPROVAL OF FUTURE SEVERANCE AGREEMENTS       Shr           For                            Against

05     COMPENSATION CONSULTANT DISCLOSURE                        Shr           For                            Against

06     ADVISORY VOTE ON EXECUTIVE COMPENSATION                   Shr           For                            Against

07     LIMIT SERVICE ON OUTSIDE BOARDS                           Shr           Against                        For

08     SHAREHOLDER APPROVAL OF FUTURE POISON PILL                Shr           Against                        For

09     REPORT ON CHARITABLE CONTRIBUTIONS                        Shr           Against                        For




--------------------------------------------------------------------------------------------------------------------------
 VIVENDI, PARIS                                                                              Agenda Number:  701169890
--------------------------------------------------------------------------------------------------------------------------
    Security:  F97982106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  19-Apr-2007
        ISIN:  FR0000127771
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A REVISION DUE TO DELETION       Non-Voting
       OF COMMENT. IF YOU HAVE ALREADY SENT IN YOUR
       VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
       UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
       THANK YOU

       PLEASE NOTE THAT THIS IS A MIX MEETING. THANK             Non-Voting
       YOU.

O.1    Receive the reports of the Executive Committee            Mgmt          For                            For
       and the Auditors, approve the Company s financial
       statements for the YE in 2006, as presented,
       showing earnings of EUR 4,412,354,584.59

O.2    Receive the reports of the Executive Committee            Mgmt          For                            For
       and the Auditors, approve the consolidated
       financial statements for the said FY, in the
       form presented to the meeting

O.3    Receive the special report of the Auditors on             Mgmt          Against                        Against
       agreements governed by Article L.225-88 of
       the French Commercial Code, approve said report
       and the agreements referred to therein

O.4    Approve the recommendations of the Executive              Mgmt          For                            For
       Committee and resolves that the distributable
       income for the FY be appropriated as follows:
       income for the FY: EUR 4,412,354,584.59 retained
       earnings: EUR 10,389,661,400.91 total: EUR
       14,802,015,985.50 allocated to: legal reserve:
       EUR 1,956,028.25 dividends: EUR 1,386,784,539.60
       other reserves: EUR 11,213,275,417.65 retained
       earnings: EUR 2,200,000,000.00 total: EUR 14,802,015,985.50 the shareholders will receive a net dividend
       of EUR 1.20 per share and will entitle to the
       40% deduction provided by the French Tax Code;
       this dividend will be paid on 26 APR 2007;
       as required Bylaw

O.5    Ratify the co-optation of Mr. Mehdi Dazi as               Mgmt          For                            For
       Supervisory Board Member until the shareholders
       meeting called to approve the financial statements
       for the FY 2008

O.6    Authorize the Executive Committee to trade in             Mgmt          For                            For
       the Company s shares on the stock market or
       otherwise subject to the conditions described
       below: maximum purchase price: EUR 45.00 maximum
       number of shares to be acquired: 10% of the
       share capital, maximum funds invested in the
       share buybacks: EUR 4,000,000,000.00; aAuthority
       expires on 18-month perioda; and to take all
       necessary measures and accomplish all necessary
       formalities; this authorization supersedes
       the remaining period of the authorization granted
       by the combined shareholders  meeting of 20
       APR 2006 in its Resolution E.10

E.7    Authorize the Executive Committee to decide               Mgmt          For                            For
       on 1 or more capital increases, in France or
       abroad, by a maximum nominal amount of EUR
       1,000,000,000.00, by issuance, with preferred
       subscription rights maintained, of common shares
       and securities giving access to the capital;
       aAuthority expires on 26-month perioda; the
       number of securities to be issued may be increased
       in accordance with the conditions governed
       by Article L.225-135-1 of the French Commercial
       Code; and to charge the share issuance costs
       against the related premiums and deduct from
       the premiums the amounts necessary to fund
       the legal reserve; this delegation of powers
       supersedes any and all earlier delegations
       to the same effect, particularly in the 1 given
       by the shareholders  meeting dated 28 APR 2005
       in the Resolution 7

E.8    Authorize the Executive Committee to decide               Mgmt          For                            For
       on 1 or more capital increases, in France or
       abroad, by a maximum nominal amount of EUR
       500,000,000.00, by issuance, with cancellation
       of the shareholders  preferred subscription
       rights, of common shares and securities giving
       access to the capital; aAuthority expires on
       26-month perioda; the number of securities
       to be issued may be increased in accordance
       with the conditions governed by Article L.225-135-1
       of the French Commercial Code; the shareholders
       meeting authorizes, for the same period, the
       Executive Committee to increase the share capital,
       up to 10% of the share capital, in consideration
       for the contributions in kind granted to the
       Company and comprised of capital securities
       or securities giving access to the share capital;
       the Executive Committee may also proceed with
       a capital increase in consideration for securities
       tendered in a public exchange offer initiated
       by the Company concerning the shares of another
       Company; and to charge the share issuance costs
       against the related premiums and deduct from
       the premiums the amounts necessary to fund
       the legal reserve; this delegation of powers
       supersedes any and all earlier delegations
       to the same effect, particularly in the 1 given
       by the shareholders  meeting dated 28 APR 2005
       in the Resolution 8; the amount of capital
       increases carried out by virtue of the present
       resolution shall count against the overall
       value set forth in the Resolution E.7

E.9    Authorize the Executive Committee to decide               Mgmt          For                            For
       on 1 or more capital increases, up to a maximum
       nominal amount of EUR 500,000,000.00 by way
       of capitalizing reserves, profits, premiums
       or other means, provided that such capitalization
       is allowed Bylaw and under the By-Laws, by
       issuing bonus shares or raising the par value
       of existing shares; aAuthority expires on 26-month
       perioda; this delegation of powers supersedes
       any and all earlier delegations to the same
       effect, particularly the 1 given by the shareholder
       s meeting dated 28 APR 2005 in the Resolution
       10; the amount of capital increases carried
       out by virtue of the present resolution shall
       count against the overall value set forth in
       the Resolution E.7

E.10   Authorize the Executive Committee to increase             Mgmt          For                            For
       the share capital, on 1 or more occasions,
       in favour of employees, and former employees
       of the Company and Companies of the Vivendi
       Group, who are Members of the Group savings
       plan; aAuthority expires on 26-month perioda;
       and for a total number of shares that shall
       not exceed 1.5% of the share capital; and to
       take all necessary measures and accomplish
       all necessary formalities; this delegation
       of powers supersedes any and all earlier delegations
       to the same effect, particularly the 1 given
       by the shareholder s meeting dated 28 APR 2006
       in its Resolution 11; the amount of capital
       increases carried out by virtue of the present
       resolution shall count against the overall
       value set forth in the Resolution E.7

E.11   Authorize the Executive Committee to reduce               Mgmt          For                            For
       the share capital, on 1 or more occasions and
       at its sole discretion, by canceling all or
       part of the shares held by the Company in connection
       with a stock repurchase plan, up to a maximum
       10% of the share capital over a 24 month period;
       aAuthority expires on 26-month perioda; and
       to take all necessary measures and accomplish
       all necessary formalities; this delegation
       of powers supersedes any and all earlier delegations
       to the same effect, particularly the 1 given
       by the shareholder s meeting dated 20 APR 2006
       in its Resolution 11

E.12   Approve to bring the Articles of the Bylaws               Mgmt          For                            For
       into conformity with the provisions of Article
       No L.225-71 of the French Commercial Code modified
       by the Law no 2006-1170 of 30 DEC 2006 and
       amend Article 8 of the Bylaws-Supervisory Board
       Member elected by the employees

E.13   Approve to bring the Articles of the Bylaws               Mgmt          For                            For
       into conformity with the provisions of Articles
       84-1 and 108-1 of the decree No 67-236 of 23
       MAR 1967 modified by the decree of 11 DEC 2006
       and amend Articles 10 and 14 of the Bylaws-organization
       of the Supervisory Board and organization of
       the Executive Committee

E.14   Approve to bring the Articles of the Bylaws               Mgmt          For                            For
       into conformity with the provisions of Article
       136 of the decree No 67-236 of 23 MAR 1967
       modified by the decree of 11 DEC 2006 and amend
       Article 16 of the Bylaws-shareholders  meeting

E.15   Approve to decide the 15 day period applicable            Mgmt          Against                        Against
       for the declarations of the Statutory exceeding
       of the thresholds and amend Article 5 of the
       Bylaws-shares in order to bring it to 5 market
       days

E.16   Amend Article 17 of the Bylaws-voting rights              Mgmt          For                            For

E.17   Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed By Law




--------------------------------------------------------------------------------------------------------------------------
 WESTAR ENERGY, INC.                                                                         Agenda Number:  932666677
--------------------------------------------------------------------------------------------------------------------------
    Security:  95709T100                                                             Meeting Type:  Annual
      Ticker:  WR                                                                    Meeting Date:  17-May-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       B. ANTHONY ISAAC                                          Mgmt          For                            For
       MICHAEL F. MORRISSEY                                      Mgmt          For                            For
       JOHN C. NETTLES, JR.                                      Mgmt          For                            For

02     RATIFICATION AND CONFIRMATION OF DELOITTE &               Mgmt          For                            For
       TOUCHE LLP AS THE COMPANY S INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM FOR 2007.




--------------------------------------------------------------------------------------------------------------------------
 WGL HOLDINGS, INC.                                                                          Agenda Number:  932627877
--------------------------------------------------------------------------------------------------------------------------
    Security:  92924F106                                                             Meeting Type:  Annual
      Ticker:  WGL                                                                   Meeting Date:  01-Mar-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       MICHAEL D. BARNES                                         Mgmt          For                            For
       GEORGE P. CLANCY, JR.                                     Mgmt          For                            For
       J.H. DEGRAFFENREIDT, JR                                   Mgmt          For                            For
       JAMES W. DYKE, JR.                                        Mgmt          For                            For
       MELVYN J. ESTRIN                                          Mgmt          For                            For
       JAMES F. LAFOND                                           Mgmt          For                            For
       DEBRA L. LEE                                              Mgmt          For                            For
       KAREN HASTIE WILLIAMS                                     Mgmt          For                            For

02     RATIFICATION OF THE APPOINTMENT OF DELOITTE               Mgmt          For                            For
       & TOUCHE LLP AS AUDITORS FOR FISCAL YEAR 2007.

03     APPROVAL OF THE OMNIBUS INCENTIVE COMPENSATION            Mgmt          For                            For
       PLAN.

04     SHAREHOLDER PROPOSAL RE CUMULATIVE VOTING.                Shr           For                            Against

05     SHAREHOLDER PROPOSAL RE INDEPENDENT CHAIRMAN.             Shr           For                            Against

06     SHAREHOLDER PROPOSAL RE EXECUTIVE COMPENSATION            Shr           For                            Against
       CONSULTANTS.




--------------------------------------------------------------------------------------------------------------------------
 WINDSTREAM CORPORATION                                                                      Agenda Number:  932658202
--------------------------------------------------------------------------------------------------------------------------
    Security:  97381W104                                                             Meeting Type:  Annual
      Ticker:  WIN                                                                   Meeting Date:  09-May-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       S.E. "SANDY" BEALL, III                                   Mgmt          For                            For
       DENNIS E. FOSTER                                          Mgmt          For                            For
       FRANCIS X. FRANTZ                                         Mgmt          For                            For
       JEFFERY R. GARDNER                                        Mgmt          For                            For
       JEFFREY T. HINSON                                         Mgmt          For                            For
       JUDY K. JONES                                             Mgmt          For                            For
       WILLIAM A. MONTGOMERY                                     Mgmt          For                            For
       FRANK E. REED                                             Mgmt          For                            For

02     APPROVE THE WINDSTREAM PERFORMANCE INCENTIVE              Mgmt          For                            For
       COMPENSATION PLAN

03     RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS          Mgmt          For                            For
       LLP AS WINDSTREAM S INDEPENDENT REGISTERED
       PUBLIC ACCOUNTANT FOR 2007

04     REQUIRED EQUITY AWARDS TO BE HELD                         Shr           Against                        For




--------------------------------------------------------------------------------------------------------------------------
 YELLOW PAGES INCOME FD                                                                      Agenda Number:  701193764
--------------------------------------------------------------------------------------------------------------------------
    Security:  985569102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  09-May-2007
        ISIN:  CA9855691023
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Elect the Trustees of the Fund as specified               Mgmt          For                            For
       for the ensuing year and in the case of a vote
       in favour, thereby instructing and directing
       the Trustees of the Fund to vote the units
       of YPG Trust held by the Fund for the election
       as Trustees of YPG Trust for the ensuing year
       the same persons as will have been elected
       as Trustees of the Fund

2.     Appoint Deloitte & Touche LLP as the Auditors             Mgmt          For                            For
       of the Fund for the ensuing year and authorize
       the Trustees of the Fund to fix their remuneration



* Management position unknown

</PRE>

<PRE>

Epoch International Small Cap Fund
--------------------------------------------------------------------------------------------------------------------------
 ABENGOA SA, SEVILLA                                                                         Agenda Number:  701169814
--------------------------------------------------------------------------------------------------------------------------
    Security:  E0002V179                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  14-Apr-2007
        ISIN:  ES0105200416
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       15 APR 2007 AT 19:00.  CONSEQUENTLY, YOUR VOTING
       INSTRUCTIONS WILL REMAIN VALID FOR ALL CALLS
       UNLESS THE AGENDA IS AMENDED.  THANK YOU.

1.     Approve the annual accounts, Management report            Mgmt          For                            For
       and Boards Managment

2.     Approve the application of earnings                       Mgmt          For                            For

3.     Re-elect Account Auditor for the Society and              Mgmt          For                            For
       Consolidated Group

4.     Amend Article 44.46 of By-Laws                            Mgmt          For                            For

5.     Amend Article 39 of By-Laws                               Mgmt          For                            For

6.     Re-elect Administrators                                   Mgmt          For                            For

7.     Amend Article 41 of By-Laws                               Mgmt          For                            For

8.     Amend Article 24 of By-Laws                               Mgmt          For                            For

9.     Grant authority to increase capital                       Mgmt          For                            For

10.    Grant authority to issue fixed income securities          Mgmt          For                            For
       of any class

11.    Grant authority to acquire own shares                     Mgmt          For                            For

12.    Approve the delegation of powers                          Mgmt          For                            For

13.    Approve the minute                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ACERGY S.A.                                                                                 Agenda Number:  932588277
--------------------------------------------------------------------------------------------------------------------------
    Security:  00443E104                                                             Meeting Type:  Special
      Ticker:  ACGY                                                                  Meeting Date:  19-Oct-2006
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      TO INCREASE THE NUMBER OF THE MEMBERS OF THE              Mgmt          For
       BOARD OF DIRECTORS OF THE COMPANY FROM SIX
       TO SEVEN.

II     TO ELECT SIR PETER MASON AS A NEW DIRECTOR OF             Mgmt          For
       THE COMPANY TO HOLD OFFICE UNTIL THE NEXT ANNUAL
       GENERAL MEETING OF SHAREHOLDERS OF THE COMPANY
       AND UNTIL HIS SUCCESSOR HAS BEEN DULY ELECTED
       AND QUALIFIED.




--------------------------------------------------------------------------------------------------------------------------
 ACERGY S.A.                                                                                 Agenda Number:  932698218
--------------------------------------------------------------------------------------------------------------------------
    Security:  00443E104                                                             Meeting Type:  Annual
      Ticker:  ACGY                                                                  Meeting Date:  25-May-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO CONSIDER (I) REPORT OF DELOITTE S.A., LUXEMBOURG,      Mgmt          For
       (II) THE MAITLAND MANAGEMENT SERVICES AND (III)
       THE BOARD OF THE COMPANY.

02     TO APPROVE THE UNCONSOLIDATED BALANCE SHEET               Mgmt          For
       AND STATEMENTS OF PROFIT AND LOSS OF THE COMPANY
       FOR THE FISCAL YEAR 2006.

03     TO APPROVE THE CONSOLIDATED BALANCE SHEET AND             Mgmt          For
       STATEMENTS OF OPERATIONS OF THE COMPANY.

04     TO APPROVE THE DETERMINATION OF DIVIDENDS OF              Mgmt          For
       THE COMPANY FOR THE FISCAL YEAR ENDED NOVEMBER
       30, 2006.

05     TO DISCHARGE THE BOARD OF DIRECTORS AND STATUTORY         Mgmt          For
       AUDITORS OF THE COMPANY.

06     TO AUTHORISE THE COMPANY, OR ANY WHOLLY-OWNED             Mgmt          For
       SUBSIDIARY, TO PURCHASE SHARES OF THE COMPANY.

7A     TO ELECT DIRECTOR: MARK WOOLVERIDGE                       Mgmt          For

7B     TO ELECT DIRECTOR: JAMES B. HURLOCK                       Mgmt          For

7C     TO ELECT DIRECTOR: TROND O. WESTLIE                       Mgmt          For

7D     TO ELECT DIRECTOR: J. FRITHJOF SKOUVEROE                  Mgmt          For

7E     TO ELECT DIRECTOR: GEORGE H. DOREMUS                      Mgmt          For

7F     TO ELECT DIRECTOR: TOM EHRET                              Mgmt          For

7G     TO ELECT DIRECTOR: SIR PETER MASON                        Mgmt          For

8      TO ELECT THE STATUTORY AUDITOR TO REPORT ON               Mgmt          For
       THE UNCONSOLIDATED AND CONSOLIDATED FINANCIAL
       STATEMENTS, OF THE COMPANY.




--------------------------------------------------------------------------------------------------------------------------
 ACKERMANS & VAN HAAREN NV, WILRIJK                                                          Agenda Number:  701237794
--------------------------------------------------------------------------------------------------------------------------
    Security:  B01165156                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-May-2007
        ISIN:  BE0003764785
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Receive the report on the annual account for              Mgmt          No vote
       2006 by the Board of Directors

2.     Receive the annual report for 2006 by the Auditors        Mgmt          No vote

3.     Approve the statutory and consolidated annual             Mgmt          No vote
       accounts for 2006

4.     Grant discharge to the Board of Directors for             Mgmt          No vote
       the exercise of their mandate for the year
       2006

5.     Grant discharge to the Auditor for the exercise           Mgmt          No vote
       of his mandate for the year 2006

6.     Approve to renew the mandates of Ernst and Young          Mgmt          No vote
       Bedrijfsrevisoren BCVBA, represented by Mr.
       Jan De Landsheer and Mr. Patrickr Ottiers as
       the Auditor of the Company

7.     Questions                                                 Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 ACKERMANS & VAN HAAREN NV, WILRIJK                                                          Agenda Number:  701262317
--------------------------------------------------------------------------------------------------------------------------
    Security:  B01165156                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  08-Jun-2007
        ISIN:  BE0003764785
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 383799 DUE TO CHANGE IN MEETING DATE AND
       VOTING STATUS. ALL VOTES RECEIVED ON THE PREVIOUS
       MEETING WILL BE DISREGARDED AND YOU WILL NEED
       TO REINSTRUCT ON THIS MEETING NOTICE. THANK
       YOU.

1.     Receive the report of the Board of Directors              Non-Voting
       concerning the renewal of empowerment in case
       of takeover bid

2.     Approve to renew the empowerment to increase              Mgmt          No vote
       capital in case of takeover bid

3.     Approve to renew the empowerment to buy back              Mgmt          No vote
       own shares

4.     Approve the empowerment to the Board of Directors         Mgmt          No vote
       to establish a coordinated version of the Articles
       of Association, which takes into account the
       Company s change of address

5.     Approve Article 14.4 of the Shareholder Agreement         Mgmt          No vote
       of 22 MAR 2007




--------------------------------------------------------------------------------------------------------------------------
 AEON CREDIT SERVICE CO.,LTD.                                                                Agenda Number:  701223808
--------------------------------------------------------------------------------------------------------------------------
    Security:  J0021H107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  15-May-2007
        ISIN:  JP3131400008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Adopt Reduction of Liability           Mgmt          Against                        Against
       System for All Directors and All Auditors,
       Expand Business Lines, Reduce Term of Office
       of Directors

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          Against                        Against

5      Amend the Compensation to be Received by Directors        Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 AGGREKO PLC                                                                                 Agenda Number:  701186822
--------------------------------------------------------------------------------------------------------------------------
    Security:  G0116S102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Apr-2007
        ISIN:  GB0001478998
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the reports of the Directors and the              Mgmt          For                            For
       Auditors and adopt the Company s accounts for
       the YE 31 DEC 2006

2.     Approve the remuneration report for the YE 31             Mgmt          For                            For
       DEC 2006

3.     Declare a final dividend on the ordinary shares           Mgmt          For                            For

4.     Re-elect Mr. R. C. Soames                                 Mgmt          For                            For

5.     Re-elect Mr. G. P. Walker                                 Mgmt          For                            For

6.     Re-elect Mr. A. C. Salvesen                               Mgmt          For                            For

7.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors of the Company to hold office until
       the conculsion of the next AGM at which accounts
       are laid before the Company and authorize the
       Directors to fix their remuneration

8.     Approve the rules of the Aggreko UK Sharesave             Mgmt          For                            For
       Plan 2007 athe UK Plana as specified and authorize
       the Directors to make such modifications to
       the UK Plan as they may consider appropriate
       to take account of the requirements of HM Revenue
       and Customs and best practice and for the implementation
       of the UK Plan and to adopt the UK Plan as
       so modified and to do all such other acts and
       things as they may consider appropriate to
       implement the UK Plan

9.     Approve the rules of the Aggreko International            Mgmt          For                            For
       Sharesave Plan 2007 athe International Plana
       as specified and authorize the Directors to
       make such modifications to the International
       Plan as they may consider appropriate to take
       account of best practice and for the implementation
       of the International Plan and to adopt the
       International Plan as so modified and to do
       all such other acts and things as they may
       consider appropriate to implement the International
       Plan and to establish further plans based on
       the International Plan but modified to take
       account of local tax, exchange control or securities
       laws in overseas territories, provided that
       any shares made available under such further
       plans are treated as counting against the limits
       on individual or overall participation in the
       International Plan

10.    Approve the rules of the Aggreko U.S. Employee            Mgmt          For                            For
       Stock Purchase Plan 2007 a the US Plana as
       specified and authorize the Directors to make
       such modifications to the US Plan as they may
       consider appropriate to take account of the
       requirements of the U.S. Internal Revenue Code
       of 1986, best practice and for the implementation
       of the US Plan and to adopt the US Plan as
       so modified and to do all such other acts and
       things as they may consider appropriate to
       implement the US Plan

11.    Approve the rules of the Aggreko aRepublic of             Mgmt          For                            For
       Irelanda Sharesave Plan 2007 athe R of I Plana
       as specified and authorize the Directors to
       make such modifications to the R of I Plan
       as they may consider appropriate to take account
       of the requirements of the Republic of Ireland
       Revenue Commissioners, best practice and for
       the implementation of the R of I Plan and to
       adopt the R of I Plan as so modified and to
       do all such other acts and things as they may
       consider appropriate to implement the R of
       I Plan

S.12   Amend the Article of Association by deleting              Mgmt          For                            For
       the existing the Article of Association in
       their entirety and replacing them with the
       new Articles of Association as specified

S.13   Authorize the Directors of the Company, pursuant          Mgmt          For                            For
       to Section 95 of the Companies Act 1985, to
       allot equity securities aSection 94a for cash
       i) by selling equity securities held by the
       Company as treasury shares or ii) by allotting
       new equity securities pursuant to the authority
       conferred by Resolution 10, passed at the AGM
       of the Company held on 30 APR 2003, as if Section
       89(1), provided that this power is limited
       to the allotment of equity securities: a) in
       connection with or pursuant to a rights issue
       or any other offer in favor of ordinary shareholders;
       and b) up to an aggregate nominal amount of
       GBP 2,695,000; aAuthority expires the earlier
       of the conclusion of the AGM of the Company
       in 2008 or 24 JUL 2008a; and, authorize the
       Directors to allot equity securities after
       the expiry of this authority in pursuance of
       such an offer or agreement made prior to such
       expiry

S.14   Authorize the Company to make market purchases            Mgmt          For                            For
       aSection 163(3) of the Companies Act 1985a
       of up to 26,950,000 ordinary shares of 20 pence
       each in the capital of the Company, at a minimum
       price of 20 pence ain each case exclusive of
       associated expensesa and not more than 105%
       above the average market value for such shares
       derived from the London Stock Exchange Daily
       Official List, over the previous 5 business
       days and the higher of the price of the last
       independent trade and the highest current independent
       bid on the trading venue where the purchase
       is carried out; aAuthority expires the earlier
       of the conclusion of the next AGM of the Company
       or 18 monthsa; the Company, before the expiry,
       may make a contract to purchase ordinary shares
       which will or may be executed wholly or partly
       after such expiry; and any ordinary shares
       so purchased shall be cancelled or, if the
       Directors so determine and subject to the provisions
       of any statutory instruments relating to treasury
       shares and any applicable regulations of the
       United Kingdom Listing Authority, held by treasury
       shares




--------------------------------------------------------------------------------------------------------------------------
 AGNICO-EAGLE MINES LIMITED                                                                  Agenda Number:  932663544
--------------------------------------------------------------------------------------------------------------------------
    Security:  008474108                                                             Meeting Type:  Annual and Special
      Ticker:  AEM                                                                   Meeting Date:  27-Apr-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       LEANNE M. BAKER                                           Mgmt          For                            For
       DOUGLAS R. BEAUMONT                                       Mgmt          For                            For
       SEAN BOYD                                                 Mgmt          For                            For
       BERNARD KRAFT                                             Mgmt          For                            For
       MEL LEIDERMAN                                             Mgmt          For                            For
       JAMES D. NASSO                                            Mgmt          For                            For
       EBERHARD SCHERKUS                                         Mgmt          For                            For
       HOWARD R. STOCKFORD                                       Mgmt          For                            For
       PERTTI VOUTILAINEN                                        Mgmt          For                            For

02     APPOINTMENT OF ERNST & YOUNG LLP AS AUDITORS              Mgmt          For                            For
       OF THE CORPORATION AND AUTHORIZING THE DIRECTORS
       TO FIX THEIR REMUNERATION.

03     RESOLUTION APPROVING AMENDMENT OF THE CORPORATION         Mgmt          For                            For
       S STOCK OPTION PLAN.




--------------------------------------------------------------------------------------------------------------------------
 AIOI INSURANCE COMPANY,LIMITED                                                              Agenda Number:  701235257
--------------------------------------------------------------------------------------------------------------------------
    Security:  J00607101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2007
        ISIN:  JP3486600004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please note this announcement is being provided           Non-Voting
       to inform you that the true agenda has been
       released and is available for your review.
       (Please refer to the attached PDF files.)

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          Against                        Against

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

3.     Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Retiring Directors




--------------------------------------------------------------------------------------------------------------------------
 AIR WATER INC.                                                                              Agenda Number:  701290772
--------------------------------------------------------------------------------------------------------------------------
    Security:  J00662114                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-Jun-2007
        ISIN:  JP3160670000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

2.14   Appoint a Director                                        Mgmt          For                            For

2.15   Appoint a Director                                        Mgmt          For                            For

2.16   Appoint a Director                                        Mgmt          For                            For

2.17   Appoint a Director                                        Mgmt          For                            For

2.18   Appoint a Director                                        Mgmt          For                            For

2.19   Appoint a Director                                        Mgmt          For                            For

2.20   Appoint a Director                                        Mgmt          For                            For

3      Approve Final Payment Associated with Abolition           Mgmt          Against                        Against
       of Retirement Benefit System  for Directors

4      Authorize Use of Stock Option Plan for Directors          Mgmt          For                            For

5      Amend the Compensation to be Received by Corporate        Mgmt          For                            For
       Officers




--------------------------------------------------------------------------------------------------------------------------
 ALAMOS GOLD INC                                                                             Agenda Number:  701241731
--------------------------------------------------------------------------------------------------------------------------
    Security:  011527108                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  25-May-2007
        ISIN:  CA0115271086
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to determine the number of Directors              Mgmt          For                            For
       at 7

2.1    Elect Mr. John A. McCluskey as a Director                 Mgmt          For                            For

2.2    Elect Mr. Leonard Harris as a Director                    Mgmt          For                            For

2.3    Elect Mr. James M. McDonald as a Director                 Mgmt          For                            For

2.4    Elect Mr. Richard W. Hughes as a Director                 Mgmt          For                            For

2.5    Elect Mr. Brian W. Penny as a Director                    Mgmt          For                            For

2.6    Elect Mr. Mark Wayne as a Director                        Mgmt          For                            For

2.7    Elect Mr. John F. Van De Beuken as a Director             Mgmt          For                            For

3.     Appoint Ernst & Young LLP, Chartered Accountants,         Mgmt          For                            For
       as the Auditors of the Company for the ensuing
       year at a remuneration to be fixed by the Directors

4.     Approve the Company s amended Incentive Stock             Mgmt          Against                        Against
       Option Plan




--------------------------------------------------------------------------------------------------------------------------
 ALINTA LTD, PERTH WA                                                                        Agenda Number:  701214102
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q0197P125                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-May-2007
        ISIN:  AU000000AAN6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Receive and approve the financial report, Directors       Non-Voting
       report and the Auditor s report for the YE
       31 DEC 2006

1.     Elect Mr. John Akehurst as a Director, who retires        Mgmt          For                            For
       in accordance with Rule 3.3 of the Company
       s constitution

2.     Elect Ms. Fiona Harris as a Director, who retires         Mgmt          For                            For
       in accordance with Rule 3.3 of the Company
       s constitution

3.     Elect Ms. Tina McMeckan as a Director, who retires        Mgmt          For                            For
       in accordance with Rule 3.3 of the Company
       s constitution

4.     Elect Mr. Michael Wilkins as a Director, who              Mgmt          For                            For
       retires in accordance with Rule 3.3 of the
       Company s constitution

5.     Adopt the remuneration report for the YE 31               Mgmt          For                            For
       DEC 2006

6.     Approve, for the purposes of Clause 27 of the             Mgmt          For                            For
       Merger Implementation Agreement dated 22 JUN
       2006 between the Company, AGL, Alinta 2000
       Limited aformerly Alinta Limiteda and AGL Energy
       Limited, the Disposal ameaning in relation
       to an asset, any dealing with the asset, including
       but not limited to, a sale, transfer, assignment,
       trust, option, swap, lease, any alienation
       of all or any part of the rights attaching
       to the asset or interest in the asset and includes
       any attempt to so deal or the taking of any
       steps for the purpose of so dealinga by the
       Company or its subsidiaries of any or all of
       the assets owned by Alinta LGA Limited aformerly
       The Australian Gas Light Companya aAGLa

       Transact any other business                               Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 ALMANCORA CVA, HEVERLEE                                                                     Agenda Number:  701071792
--------------------------------------------------------------------------------------------------------------------------
    Security:  B0205Y106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Oct-2006
        ISIN:  BE0003794113
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. SHOULD YOU
       HAVE ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE AT ADP. THANK YOU.

       MARKET RULES REQUIRE ADP TO DISCLOSE BENEFICIAL           Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR ADP CLIENT SERVICE REPRESENTATIVE.
       THIS INFORMATION IS REQUIRED IN ORDER FOR ADP
       TO LODGE YOUR VOTE.

1.     Receive the report by the Board of Management             Non-Voting
       on the FY 2005-2006

2.     Receive the report by the Supervisory Board               Non-Voting
       on the annual account 2005-2006

3.     Any other business                                        Non-Voting

4.     Approve to determine the annual account as at             Mgmt          For                            For
       30 JUN 2006, the appropriation of the profit,
       to confirm the interim-dividend payment of
       EUR 176,737,251.60 by 05 MAY 2006, transfer
       of EUR 723,534.51 to the next FY

5.     Grant discharge the Members of the Management             Mgmt          For                            For
       Board and the Supervisory Board

6.     Any other business                                        Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 ALMANCORA CVA, HEVERLEE                                                                     Agenda Number:  701252304
--------------------------------------------------------------------------------------------------------------------------
    Security:  B0205Y106                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  08-Jun-2007
        ISIN:  BE0003794113
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE.

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED.

1.     Explanatory statement on the proposed alteration          Non-Voting
       of the Articles of Association

2.     Questions                                                 Non-Voting

3.     Approve to change the name of the Company to              Mgmt          No vote
       KBC Ancora

4.     Approve the splitting of shares by a factor               Mgmt          No vote
       of 1.4, so that the capital stock, which is
       now represented by 55929510 shares without
       nominal value, will be represented by 78301314
       shares without nominal value

5.     Acknowledge the special report of the Statutory           Non-Voting
       Director regarding the authorization of the
       Statutory Director to increase stock capital

6.     Approve to renew the authorization of the Statutory       Mgmt          No vote
       Director to increase the stock capital for
       a term of 5 years

7.     Approve to renew the authorization of the Statutory       Mgmt          No vote
       Director to acquire the Company s own shares
       for a period of 18 months

8.     Approve the alteration of Article 11 of the               Mgmt          No vote
       Articles of Association, regarding the notification
       of major holding

9.     Approve the alteration of the nature of the               Mgmt          No vote
       shares, in accordance with the Royal Decree
       of 14 DEC 2005 regarding the removal of the
       bearer shares

10.    Authorize the Notary Public to coordinate the             Mgmt          No vote
       Company s new Articles of Association

11.    Approve to renew the special authorization of             Mgmt          No vote
       Messrs. Christine Mathieu and Kristof van Gestel
       to perform every useful or necessary act or
       formality

12.    Miscellaneous                                             Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 ALTEN, BOULOGNE-BILLANCOURT                                                                 Agenda Number:  701262165
--------------------------------------------------------------------------------------------------------------------------
    Security:  F02626103                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  27-Jun-2007
        ISIN:  FR0000071946
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.    The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative.

O.1    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors and approve the Company s
       financial statements for the YE on 31 DEC 2006,
       as presented; there were not expenses and charges
       that were not tax-deductible

O.2    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors and approve the consolidated
       financial statement for the said FY, in the
       form presented to the meeting, showing net
       income aGroup Sharea of EUR 45,797,194.00

O.3    Receive the special report of the Auditors on             Mgmt          Against                        Against
       agreements governed by Articles L. 225-38 Et.
       Seq. of the French Commercial Code and approve
       the agreements preferred to therein

O.4    Approve the recommendations of the Board of               Mgmt          For                            For
       Directors and resolves that the income for
       the FY of EUR 20,771,547.49 be appropriated
       as following: to the legal reserve: EUR 30,418.46,
       thus brought to EUR 3,140,000.00, to the retained
       earnings EUR 20,741,129.03, thus brought to
       EUR 60,549,890.72; in accordance with the regulations
       in force, the shareholders  meeting recalls
       that no dividend was paid for previous 3 FY
       s

O.5    Authorize the Board of Directors: to buy back             Mgmt          Against                        Against
       the Company s shares on the open market, subject
       to the conditions described below: maximum
       purchase price: EUR 40.00, maximum number of
       shares to be acquired: 10% of the share capital,
       i.e. 3,090,199 shares, maximum funds invested
       in the share buybacks: EUR 123,607,960.00;
       aAuthority expires at the end of 18 monthsa;
       and to take all necessary measures and accomplish
       all necessary formalities

E.6    Authorize the Board of Directors: in order to             Mgmt          For                            For
       proceed with the increase of the share capital,
       in one or more occasions by way of issuing
       ordinary shares and, or securities giving access
       to the capital, with shareholders  preferential
       subscription rights maintained, by way of capitalizing
       premiums, reserves, profits or other means,
       to be carried out through the issue of bonus
       shares or the raise of the par value of the
       existing shares; the overall nominal amount
       of shares to be issued by virtue of this delegation
       of authority shall not exceed EUR 15,507,000.00;
       the overall nominal amount of shares issued
       by virtue of the following resolution shall
       count against this ceiling; the nominal amount
       of debt securities issued shall not exceed
       EUR 15,507,000.00; aAuthority expires at the
       end of 26 monthsa; it supersedes any and all
       earlier delegations to the same effect; and
       to take all necessary measures and accomplish
       all necessary formalities

E.7    Authorize the Board of Directors: to increase             Mgmt          Against                        Against
       the capital, on one or more occasions, in France
       or abroad, by way of a public offering, by
       issuance, with cancellation of the preferred
       subscription rights, of ordinary shares and,
       or securities giving access to the capital;
       the maximal nominal amount of ordinary shares
       to be issued out under this delegation of authority
       shall not exceed EUR 15,507,000.00; the maximum
       nominal amount of debt securities which may
       be issued shall not exceed EUR 15,507,000.00;
       aAuthority expires at the end of 26 monthsa;
       it supersedes any and all earlier delegations
       to the same effect; and to take all necessary
       measures and accomplish all necessary formalities

E.8    Approve the number of securities to be issued,            Mgmt          Against                        Against
       accordingly with Resolutions No. 6 & 7, may
       be increased within the limit of the ceilings
       set by the meeting when the Board of Directors
       notes an excess demand

E.9    Authorize the Board of Directors: to proceed              Mgmt          For                            For
       with the increase of the share capital, up
       to 10% of the share capital, in consideration
       for the contributions in kind granted to the
       Company and comprised of capital securities
       or securities giving access to share capital;
       this ceiling is independent of the ceilings
       set forth in other resolutions; aAuthority
       expires at the end of 26 monthsa; and to take
       all necessary measures and accomplish all necessary
       formalities

E.10   Authorize the Board of Directors: to increase             Mgmt          Against                        Against
       the share capital, on one or more occasions
       at its sole discretion in favor of Employees
       aand Managersa of the Company aand related
       Companiesa who are Members of a Company Saving
       Plan; aAuthority expires at end of 26 monthsa
       and for a nominal amount that shall not exceed
       5% of the share capital; and to take all necessary
       measures and accomplish all necessary formalities

E.11   Authorize the Board of Directors: to reduce               Mgmt          For                            For
       the share capital, on one or more occasions,
       at its sole discretion, by canceling all or
       part of the shares held by the Company in connection
       with a Stock Repurchase Plan, up to a maximum
       of 10% of the share capital, i.e. 3,090,199
       shares; aAuthority expires at the end of 24
       monthsa; and to take all necessary measures
       and accomplish all necessary formalities

E.12   Authorize the Board of Directors: to grant,               Mgmt          Against                        Against
       for free, on one or more occasions, existing
       or future Shares, in favor of the Employees
       of the Company and related Companies and, or
       the Corporate Officers; they may not represent
       more than 3% of the share capital; aAuthority
       expires at the end of 38 monthsa; and to take
       all necessary measures and accomplish all necessary
       formalities

E.13   Authorize the Board of Directors: to proceed,             Mgmt          For                            For
       in one or more issues, in France and abroad,
       with the issuance of warrants giving right
       to subscribe for shares (BSA); aAuthority expires
       at the end of 18 monthsa; it decides that the
       overall nominal amount of shares to be issued
       out under this delegation of authority shall
       not exceed EUR 510,000.00; the shareholders
       meeting resolves to waive the preferential
       subscription rights of the shareholders to
       the profit of Corporate (or not) Managers and
       the Executives of the Company and related Companies;
       and to take all necessary measures and accomplish
       all necessary formalities

E.14   Approve to proceed with the amendment of the              Mgmt          For                            For
       Articles of the Bylaws related to the terms
       and conditions of the Board of Directors  deliberations
       and amend in consequence Article of the Bylaws
       No. 17 {Board of Directors  deliberations minutesa

E.15   Approve to bring the Articles of the Bylaws               Mgmt          For                            For
       into conformity with the provisions of the
       Decree dated 11 DEC 2006 modifying the Decree
       dated 23 MAR 1967 and amend in consequence
       Articles of the Bylaws No. 8 aShareholders
       identificationa and No. 21 aGeneral meetingsa

E.16   Grant full powers to the bearer of an original            Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by Law




--------------------------------------------------------------------------------------------------------------------------
 AMPLIFON SPA, VIA RIAPAMONTI N 131, MILANO                                                  Agenda Number:  701175590
--------------------------------------------------------------------------------------------------------------------------
    Security:  T0388E118                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  24-Apr-2007
        ISIN:  IT0004056880
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       28 APR 2007. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting
       OF RECORD DATE AND DELETION OF A COMMENT. IF
       YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE
       DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.

1.     Approve the meeting regulations                           Mgmt          No vote

2.     Approve the financial statements as at 31 DEC             Mgmt          No vote
       2006; the Directors  report on the operations,
       report of the Board of Statutory Auditors,
       consolidated balance sheet as at 31 DEC 2006
       and report on the operations

3.     Approve the allotment of net income                       Mgmt          No vote

4.     Approve the extension of the audit mandate to             Mgmt          No vote
       grant the Auditing Firm Ernst and Young Spa
       for a years period afrom 2007 to 2009a

5.     Appoint the Board of Directors                            Mgmt          No vote

6.     Approve to fix the emoluments to be given to              Mgmt          No vote
       the Directors for the year 2007




--------------------------------------------------------------------------------------------------------------------------
 ANDRITZ AG, GRAZ                                                                            Agenda Number:  701158708
--------------------------------------------------------------------------------------------------------------------------
    Security:  A11123105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-Mar-2007
        ISIN:  AT0000730007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the annual report and the reports of              Mgmt          No vote
       the Management Board and  the Supervisory Board
       for the FY 2006

2.     Approve the allocation of the net income for              Mgmt          No vote
       the business year 2006

3.     Approve the actions of the Board of Directors             Mgmt          No vote
       for the FY 2006

4.     Approve the actions of the Supervisory Board              Mgmt          No vote
       for the FY 2006

5.     Approve the remuneration for the Supervisory              Mgmt          No vote
       Board for the FY 2006

6.     Elect the Auditors for the 2007 business year             Mgmt          No vote

7.     Elect the Supervisory Board                               Mgmt          No vote

8.     Approve to increase stock capital from EUR 95.510.000     Mgmt          No vote
       to 104.000.000 by conversion of the accordant
       partial amount of the capital reserve without
       issuing new shares

9.     Approve the share split at raport 1:4 whereby             Mgmt          No vote
       the quantity of shares will be raised to 52,000,000
       shares

10.    Amend the Company Bylaws in paragraph 4                   Mgmt          No vote

11.    Authorize the Board of Directors for buyback              Mgmt          No vote
       of own shares up to 10% of the Company capital
       for about 18 months, starting from 1 APR 2007




--------------------------------------------------------------------------------------------------------------------------
 ANGLO-IRISH BANK CORP PLC                                                                   Agenda Number:  701128375
--------------------------------------------------------------------------------------------------------------------------
    Security:  G03815118                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  02-Feb-2007
        ISIN:  IE00B06H8J93
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the statement of accounts             Mgmt          For                            For
       for the YE 30 SEP 2006 and the Directors  and
       the Auditors  reports thereon

2.     Approve and declare a dividend                            Mgmt          For                            For

3.A    Re-elect Mr. Tom Browne as a Director, who retires        Mgmt          For                            For
       by rotation in accordance with the Articles
       of Association

3.B    Re-elect Mr. David Drumm as a Director, who               Mgmt          For                            For
       retires by rotation in accordance with the
       Articles of Association

3.C    Re-elect Mr. Gary McGann as a Director, who               Mgmt          For                            For
       retires by rotation in accordance with the
       Articles of Association

3.D    Re-elect Mr. Anne Heraty as a Director, who               Mgmt          For                            For
       retires in accordance with the Articles of
       Association

3.E    Re-elect Mr. Declan Quilligan as a Director,              Mgmt          For                            For
       who retires in accordance with the Articles
       of Association

3.F    Re-elect Mr. Pat Whelan as a Director, who retires        Mgmt          For                            For
       in accordance with the Articles of Association

4.     Authorize the Directors to determine the remuneration     Mgmt          For                            For
       of the Auditors

S.5    Approve to increase the authorized share capital          Mgmt          For                            For
       of the Company by the creation of 440,000,000
       ordinary shares of EUR 0.16 each so that the
       authorized share capital of the Company shall
       be EUR 242,000,000, Stg GBP 50,000,000 and
       USD 50,000,000 and amend the Clause 4 of the
       Memorandum of Association; and amend Article
       2 of the Articles of Association of the Company
       by deleting in its entirety and substituted
       therefore with the specified new Article as
       specified

S.6    Authorize the Company and/or any subsidiary               Mgmt          For                            For
       abeing a body Corporate as referred to in the
       European Communities aPublic Limited Company
       Subsidiariesa Regulations 1997 of the Company,
       to make market purchases aSection 212 of the
       Companies Act 1990 athe 1990 Actaa of shares
       of any class of the Company on such terms and
       conditions and in such manner as the Directors
       may from time to time determine in accordance
       with and subject to the provisions of the 1990
       Act and Article 8(c) of the Articles of Association
       of the Company; and the reissue price range
       at which any treasury shares aSection 209 of
       the 1990 Acta for the time being held by the
       Company may be reissued off market shall be
       the price range specified in Article 8 (d)
       of the Articles of Association of the Company;
       aAuthority expire the earlier of the date of
       the next AGM of the Company or 01 MAY 2008a

S.7    Authorize the Directors, for the purposes of              Mgmt          For                            For
       Section 20 of the Companies aAmendmenta Act
       athe 1983 Acta, to allot and issue relevant
       securities pursuant to and in accordance with
       Article 8 (a) of the Articles of Association
       of the Company; aAuthority expires the earlier
       at the conclusion of the next AGM of the Company
       or 01 May 2008a; and Article 8 (a) and that
       Article 8 (a) (ii) be amended by the deletion
       of the words 27 APR 2007 and the substitution
       therefore of the words 01 MAY 2008

S.8    Authorize the Directors, for the purposes of              Mgmt          For                            For
       Section 24 of the Companies aAmendmenta Act
       1983 athe 1983 Acta, to allot equity securities
       for cash pursuant to and in accordance with
       Article 8 (b) of the Articles of Association
       of the Company; aAuthority expires the earlier
       at the conclusion of the next AGM of the Company
       or 01 MAY 2008a

S.9    Authorize the Directors, pursuant to Article              Mgmt          For                            For
       126 of the Articles of Association of the Company,
       to exercise the powers contained in the said
       Article so that the Directors may offer to
       the holders of ordinary shares in the Company
       the right to elect and receive an allotment
       of additional ordinary shares, credited as
       fully paid, in lieu of cash in respect of all
       or part of any dividend or dividends falling
       to be declared during the period commencing
       on the date of passing of this resolution and
       expiring on 01 MAY 2012 or such part of such
       dividend or dividends as the Directors may
       determine, the authority hereby conferred shall
       be in substitution for the previous such authority
       passed as the AGM of the Company held on 24
       JAN 2003, which is hereby revoked




--------------------------------------------------------------------------------------------------------------------------
 AOC HOLDINGS, INC.                                                                          Agenda Number:  701292461
--------------------------------------------------------------------------------------------------------------------------
    Security:  J0155M104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2007
        ISIN:  JP3160300004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3.3    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3.4    Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 APRIL GROUP, LYON                                                                           Agenda Number:  701176578
--------------------------------------------------------------------------------------------------------------------------
    Security:  F0346N106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Apr-2007
        ISIN:  FR0004037125
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A MIX MEETING. THANK             Non-Voting
       YOU.

       Verification Period:  Registered Shares: 1 to             Non-Voting
       5 days prior to the meeting date, depends on
       company s by-laws.  Bearer Shares: 6 days prior
       to the meeting date.    French Resident Shareowners
       must complete, sign and forward the Proxy Card
       directly to the sub custodian. Please contact
       your Client Service Representative to obtain
       the necessary card, account details and directions.
       The following applies to Non-Resident Shareowners:
       Proxy Cards: Voting instructions will be
       forwarded to the Global Custodians that have
       become Registered Intermediaries, on the Vote
       Deadline Date. In capacity as Registered Intermediary,
       the Global Custodian will sign the Proxy Card
       and forward to the local custodian. If you
       are unsure whether your Global Custodian acts
       as Registered Intermediary, please contact
       your representative.    Trades/Vote Instructions:
       Since France maintains a Verification Period,
       for vote instructions submitted that have a
       trade transacted (sell) for either the full
       security position or a partial amount after
       the vote instruction has been submitted and
       the Global Custodian advises of the position
       change via the account position collection
       process, There is a process in effect which
       will advise the Global Custodian of the new
       account position available for voting. This
       will ensure that the local custodian is instructed
       to amend the vote instruction and release the
       shares for settlement of the sale transaction.
       This procedure pertains to sale transactions
       with a settlement date prior to Meeting Date
       + 1

1.     Receive the reports of the Executive Committee,           Mgmt          For                            For
       the Supervisory Board, the President, and the
       Auditors, approve the Company s financial statements
       for the YE in 2006, as specified, which amounts
       to an earning of EUR 32,486,672.59; the charges
       and expenses that were not tax-deductible of
       EUR 104,733.00 with a corresponding tax of
       EUR 34,907.00; grant discharge to the Members
       of the Executive Committee and the Supervisory
       Board for the performance of their duties during
       the said FY

2.     Approve the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Articles L.225-86 sequence
       of the French Commercial Code

3.     Approve the recommendations of the Executive              Mgmt          For                            For
       Committee and the earnings for the FY i.e.
       EUR 32,486,672.59 be appropriated as follows:
       EUR 5,598.60 will be allocated to the legal
       reserve account, EUR 16,292,779.20 will be
       distributed as dividends to the shareholders,
       the balance, i.e. EUR 16,188,294.79 will be
       allocated to the other reserves account; the
       share holders will receive a net dividend of
       EUR 0.40 Per share, for each of the 40,731,948
       shares, and will entitle to the 40% deduction
       provided by the French Tax Code on 04 MAY 2007;
       in the event that the company holds some of
       its own shares on such date, the amount of
       the unpaid dividend on such shares shall be
       allocated to the retained earnings account
       as required by Law

4.     Receive the reports of the Executive Committee,           Mgmt          For                            For
       the Supervisory Board and the Auditors, approve
       the consolidated financial statements for the
       said FY, in the form presented to the meet
       with a profit of EUR 65,073,844.26

5.     Approve to award total annual fees of EUR 83,000.00       Mgmt          For                            For
       to the Supervisory Board

6.     Authorize the Executive Committee to buy back             Mgmt          Against                        Against
       the Company s hares on the pen market, subject
       to the conditions described below: maximum
       purchase price: EUR 80.00, maximum number of
       shares to be acquired: 5% of the share capital,
       i.e. 2,036,597 shares, the number of shares
       acquired by the company with a view to their
       retention or their subsequent delivery in payment
       or exchange as part of a merger, divestment
       or capital contribution cannot exceed 5% of
       its capital; maximum funds invested in the
       share buybacks: EUR 162,927,760.00; aAuthority
       is for a 18-month period and supersedes the
       authorization granted by the share holders
       meeting of 27 APR 2006a; and grant full powers
       to the Directory to carry out all filings,
       publications and other formalities prescribed
       by Law

7.     Re-appoint Mr. Bruno Rousset as Member of the             Mgmt          For                            For
       Supervisory Committee for a 2-year period

8.     Re-appoint Ms. Vanessa Rousset As member of               Mgmt          For                            For
       the Supervisory Committee for a 2-year period

9.     Re-appoint Mr. Xavier Coquard as Member of the            Mgmt          For                            For
       Supervisory Committee for a 2-year period

10.    Re-appoint Mr. Jean-Claude Augros as Member               Mgmt          For                            For
       of the Supervisory Committee for a 2-year period

11.    Re-appoint Mr. Bernard Belletante as Member               Mgmt          For                            For
       of the Supervisory Committee for a 2-year period

12.    Re-appoint Mr. Gilles Dupin as Member of the              Mgmt          For                            For
       Supervisory Committee for a 2-year period

13.    Re-appoint Mr. Philippe Marcel as Member of               Mgmt          For                            For
       the Supervisory Committee for a 2-year period

14.    Re-appoint Mr. Guy Rigaud as Member of the Supervisory    Mgmt          For                            For
       Committee for a 2-year period

15.    Appoint Mr. Andre Arrago as Member of the Supervisory     Mgmt          For                            For
       Committee for a 2-year period

16.    Appoint Mr. Jean-Yves Nouy as Member of the               Mgmt          For                            For
       Supervisory Committee for a 2-year period

17.    Grant full powers to the Directory or the bearer          Mgmt          For                            For
       of a copy or extract of the minutes of this
       meeting to carry out all filings, publications
       and other formalities prescribed by law

e.18   Amend Article number 26 of the bylaws: Access             Mgmt          For                            For
       to the meeting-powers, in order to bring it
       into conformity with the provisions of the
       decree no. 2006-1566, of 11 DEC 2006, modifying
       the decree no. 67-236 of 23 MAR 1967 on trading
       Companies




--------------------------------------------------------------------------------------------------------------------------
 AQUARIUS PLATINUM LTD                                                                       Agenda Number:  701095223
--------------------------------------------------------------------------------------------------------------------------
    Security:  G0440M102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Nov-2006
        ISIN:  BMG0440M1029
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Appoint the Chairman of the meeting                       Non-Voting

       Confirmation of the notice and quorum                     Non-Voting

       Receive the financial statements, Directors               Non-Voting
       report and the Auditor s report for the Company
       and its controlled entities for the period
       ended 30 JUN 2006

1.     Re-elect Mr. Patrick Quirk as a Director, who             Mgmt          For                            For
       retires by rotation in accordance with the
       Company s Bye-Laws

2.     Re-elect Mr. Edward Haslam as a Director, who             Mgmt          For                            For
       retires by rotation in accordance with the
       Company s Bye-Laws

3.     Re-elect Mr. Timothy Freshwater as a Director,            Mgmt          For                            For
       who retires in accordance with the ASX Listing
       Rules

4.     Appoint Messrs Ernst & Young of Perth, Western            Mgmt          For                            For
       Australia, as the Auditors of the Company until
       the conclusion of the next AGM at a fee to
       be agreed by the Directors




--------------------------------------------------------------------------------------------------------------------------
 ARUZE CORP.                                                                                 Agenda Number:  701299655
--------------------------------------------------------------------------------------------------------------------------
    Security:  J0204H106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-Jun-2007
        ISIN:  JP3126130008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Expand Business Lines                  Mgmt          For                            For

3      Approve Corporate Demerger by Transfer of Operations      Mgmt          For                            For
       to a Wholly-Owned        Subsidiary, Alze Entertainment

4      Approve Corporate Demerger by Transfer of Operations      Mgmt          For                            For
       to a Wholly-Owned        Subsidiary, System
       Staff

5.1    Appoint a Director                                        Mgmt          For                            For

5.2    Appoint a Director                                        Mgmt          For                            For

5.3    Appoint a Director                                        Mgmt          For                            For

5.4    Appoint a Director                                        Mgmt          For                            For

5.5    Appoint a Director                                        Mgmt          For                            For

5.6    Appoint a Director                                        Mgmt          For                            For

6      Appoint Accounting Auditors                               Mgmt          For                            For

7      Authorize Use of Stock Option Plan for Directors          Mgmt          For                            For

8      Allow Board to Authorize Use of Stock Options             Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ASAHI PRETEC CORP.                                                                          Agenda Number:  701264640
--------------------------------------------------------------------------------------------------------------------------
    Security:  J0274J107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  15-Jun-2007
        ISIN:  JP3116300009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Payment of Bonuses to Directors                   Mgmt          For                            For

2      Appoint Accounting Auditors                               Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ASATSU-DK INC.                                                                              Agenda Number:  701134429
--------------------------------------------------------------------------------------------------------------------------
    Security:  J03014107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-Mar-2007
        ISIN:  JP3109800007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please note this announcement is being provided           Non-Voting
       to inform you that the true agenda has been
       released and is available for your review.
       (Please refer to the attached PDF files.)

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          For                            For

1.9    Appoint a Director                                        Mgmt          For                            For

1.10   Appoint a Director                                        Mgmt          For                            For

1.11   Appoint a Director                                        Mgmt          For                            For

1.12   Appoint a Director                                        Mgmt          For                            For

2.1    Appoint a Corporate Auditor                               Mgmt          For                            For

2.2    Appoint a Corporate Auditor                               Mgmt          For                            For

2.3    Appoint a Corporate Auditor                               Mgmt          Against                        Against

2.4    Appoint a Corporate Auditor                               Mgmt          For                            For

3.     Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Retiring Directors

4.     Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Retiring Corporate Auditors

5.     Approve Cutoff payments for retirement benefits           Mgmt          Against                        Against
       due to the abolishment of the system for granting
       retirement benefits to corporate auditors




--------------------------------------------------------------------------------------------------------------------------
 ASICS CORPORATION                                                                           Agenda Number:  701281367
--------------------------------------------------------------------------------------------------------------------------
    Security:  J03234150                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-Jun-2007
        ISIN:  JP3118000003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

3      Approve Adoption of Anti-Takeover Defense Measures        Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 AURIZON MINES LTD                                                                           Agenda Number:  701200014
--------------------------------------------------------------------------------------------------------------------------
    Security:  05155P106                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  11-May-2007
        ISIN:  CA05155P1062
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to fix the number of Directors at 8               Mgmt          For                            For

2.A.1  Elect Mr. Richard Faucher as a Director of the            Mgmt          For                            For
       Company for a term expiring at the third next
       AGM

2.A.2  Elect Mr. Brian S. Moorhouse as a Director of             Mgmt          For                            For
       the Company for a term expiring at the third
       next AGM

2.B    Elect Mr. Frank A. Lang as a Director of the              Mgmt          For                            For
       Company for a term expiring at the next AGM

3.     Appoint PricewaterhouseCoopers LLP as the Auditors        Mgmt          For                            For
       of the Corporation for the ensuing year and
       authorize the Directors to fix their remuneration

4.     Authorize the Company to adopt a 7% Rolling               Mgmt          Against                        Against
       Stock Option Plan, as specified

S.5    Amend the Articles of the Company to remove               Mgmt          For                            For
       the application of the pre-existing Company
       provisions aas specified in the Business Corporations
       Act aBritish Columbiaaa, as specified

S.6    Amend the Articles of the Company to increase             Mgmt          Against                        Against
       the authorized share capital to an unlimited
       number of shares

S.7    Adopt new Articles, as specified                          Mgmt          For                            For

8.     Transact any other business                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 AUSTEVOLL SEAFOOD ASA                                                                       Agenda Number:  701228795
--------------------------------------------------------------------------------------------------------------------------
    Security:  R0814U100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  15-May-2007
        ISIN:  NO0010073489
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT:  A               Non-Voting
       BENEFICIAL OWNER SIGNED POWER OF ATTORNEY (POA)
       IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
       VOTING INSTRUCTIONS IN THIS MARKET.  ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED.  IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS.
       IF AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE.  THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Opening of the general meeting by the Chairman            Mgmt          Abstain                        Against
       of the Board of Directors

2.     Appoint the Chairperson                                   Mgmt          For                            For

3.     Approve to name the two shareholders present              Mgmt          For                            For
       to co-sign the minutes of the general meeting

4.     Approve the notice and the agenda                         Mgmt          For                            For

5.     Approve the annual accounts 2006 and Auditors             Mgmt          For                            For
       report

6.     Approve the stipulation of fees paid to the               Mgmt          For                            For
       Board Members and the Auditor for 2006

7.     Amend the Company s Article of Association                Mgmt          For                            For

8.     Election                                                  Mgmt          Against                        Against

9.     Authorize the Board of Directors to increase              Mgmt          Against                        Against
       the Company s share capital

10.    Authorize the Board of Directors of the Company           Mgmt          For                            For
       to purchase own shares

11.    Approve the declaration from the Board on salaries        Mgmt          Against                        Against
       and other remuneration to leading personnel,
       in reference to the Public Limited Companies
       Act Section 6-16A, reference Section 5-4

12.    Acknowledge the information about the Company             Mgmt          Abstain                        Against
       status by the Managing Director, Mr. Aren Moegster

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 AUSTRALIAN GAS LT CO                                                                        Agenda Number:  701059277
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q09680101                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  06-Oct-2006
        ISIN:  AU000000AGL7
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THESE SHARES HAVE NO VOTING              Non-Voting
       RIGHTS, SHOULD YOU WISH TO ATTEND THE MEETING
       PERSONALLY, YOU MAY APPLY FOR AN ENTRANCE CARD
       BY CONTACTING YOUR CLIENT REPRESENTATIVE AT
       ADP.  THANK YOU.

1.     Receive the annual report of the Australian               Non-Voting
       Gas Light Company and the creation of a new
       Integrated Energy Company together with Alinta
       Ltd.




--------------------------------------------------------------------------------------------------------------------------
 AUSTRALIAN GAS LT CO                                                                        Agenda Number:  701068125
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q09680101                                                             Meeting Type:  SGM
      Ticker:                                                                        Meeting Date:  06-Oct-2006
        ISIN:  AU000000AGL7
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 334950 DUE TO ADDITIONAL RESOLUTION. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Amend the Scheme of Arrangement between the               Mgmt          For                            For
       Company and the holders of its ordinary shares
       as specified

2.     Approve, pursuant to, and in accordance with              Mgmt          For                            For
       Section 411 of the Corporations Act, the Scheme
       of Arrangement between the Company and the
       holders of its ordinary shares, designated
       the Amended Scheme as specified




--------------------------------------------------------------------------------------------------------------------------
 BACOU-DALLOZ, VILLEPINTE                                                                    Agenda Number:  701228997
--------------------------------------------------------------------------------------------------------------------------
    Security:  F0635W106                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  10-May-2007
        ISIN:  FR0000060899
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions. The following
       applies to Non-Resident Shareowners: Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

O.1    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors and the consolidated financial
       statements for the FYE on 31 DEC 2006, in the
       form presented to the meeting and showing income
       of EUR 41,117,000.00

O.2    Approve the reports of the Board of Directors,            Mgmt          For                            For
       the Chairman and the Auditors and the Company
       s financial statements for the YE on 31 DEC
       2006, as presented to the meeting and showing
       income of EUR 4,479,580.29; grant discharge
       to the Directors for the performance of their
       duties during the said FY

O.3    Approve the recommendations of the Board of               Mgmt          For                            For
       Directors and resolve that the earnings for
       the FY of EUR 4,479,580.29 be appropriated
       as specified: to fund the legal reserve: EUR
       7,556.40, the balance, I.E, EUR 4,472,023.89
       increased by the prior retained earnings of
       EUR 130,627,221.70, I.E. distributable earnings
       of EUR 135,099,245.59 is allocated as follows;
       payment of dividends: EUR 8,040,931.50, the
       balance to the retained earnings, the share
       holders will receive a net dividend of EUR
       1.05 per share and will entitle the 40% deduction
       provided by the French Tax Code this dividend
       will be paid on 06 JUN 2007 in the event that
       the Company holds some of its on shares on
       the day the dividends are paid, the amount
       of unpaid dividend on such shares shall be
       allocated to the retained earnings account
       as required By Law

O.4    Approve to award the total annual fees of EUR             Mgmt          For                            For
       225,000.00 to the Directors

O.5    Approve said report and agreements referred               Mgmt          For                            For
       therein, after hearing the special reports
       of the Auditors on agreements governed by Articles
       L.225-38 ET SEQ of the French Commercial Code

O.6    Ratify the co-optation of Mr. Patrick Boisser             Mgmt          For                            For
       as a Director to replace Mr. Norbert Majerholc,
       for the remainder of Mr. Norbert Majerholc's
       term of office, I.E. until the share holder
       meeting called to approve the financial statements
       for FYE on 31 DEC 2006

O.7    Appoint Mr. Patrick Boissier as a Director for            Mgmt          For                            For
       a 3 year period

O.8    Appoint Mr. Philippe Bacou as a Director for              Mgmt          For                            For
       a 3 year period

O.9    Appoint Mrs. Ginette Dalloz as a Director for             Mgmt          For                            For
       a 3 year period

O.10   Appoint Mr. Francois De Lisle as a Director               Mgmt          For                            For
       for a 3 year period

O.11   Appoint Mr. Henri Dominique Petit as a Director           Mgmt          For                            For
       for a 3 year period

O.12   Appoint Mr. Andre Talmon as a Director for a              Mgmt          For                            For
       3 year period

O.13   Appoint Mr. Philippe Rolier as a Director for             Mgmt          For                            For
       a 3 year period

O.14   Appoint Ernst & Young Audit as the Corporate              Mgmt          For                            For
       Auditor for a 6 year period

O.15   Appoint Mr. Francois Sorel as an Alternate Auditor        Mgmt          For                            For
       for a 6 year period

O.16   Authorize the Board of Directors to buy back              Mgmt          Against                        Against
       Company s shares on the open market, subject
       to the conditions specified below: the number
       shares acquired by the Company with a view
       to their retention or their subsequent delivery
       in payment or exchange as part of a merger,
       disinvestment or capital contribution cannot
       exceed 5% of its capital; maximum purchase
       price: EUR 180.00, maximum funds invested in
       the share buy backs: EUR 137,844,540.00; aauthority
       expires on an 18 month period, it supersedes
       the one granted by the extraordinary shareholders
       meeting of 10 MAY 2006a; grant all powers to
       the Board of Directors to take all necessary
       measures and accomplish all necessary formalities

O.17   Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed By Law

E.18   Authorize the Board of Directors to reduce the            Mgmt          For                            For
       share capital, on 1 or more occasions, by canceling
       all or part of the shares held by the Company
       in connection with a Stock Repurchase Plan,
       up to maximum of 10% of the share capital over
       a 24 month period; aauthority expires on an
       18 month period, it supersedes the one granted
       by the extraordinary shareholders meeting of
       10 MAY 2006a; grant all powers to the Board
       of Directors to take all necessary measures
       and accomplish all necessary formalities

E.19   Authorize the Board of Directors to reduce the            Mgmt          Against                        Against
       share capital, on 1 or more occasions, in France
       or abroad, by a maximum amount of EUR 15,000,000.00
       by issuance, with preferred subscription rights
       maintained, of common shares and any other
       securities giving access to the share capital;
       the maximum nominal amount of securities which
       may be issued shall not exceed EUR 250,000,000.00
       and in the event of excess demands, to increase
       the maximum ceiling of the capital increase(s),
       up to a maximum of 15% of the initial issue
       in the conditions provided for Articles L.225-135-1
       of the French commercial Code and 155-4 of
       the Decree date D 23 MAR 2007 concerning trading
       firms; aauthority expires on an 26 month period,
       it supersedes any and all earlier delegationsa;
       grant all powers to the Board of Directors
       to take all necessary measures and accomplish
       all necessary formalities

E.20   Authorize the Board of Directors to proceed,              Mgmt          Against                        Against
       in 1 or several times and at any moment, the
       issuance of ordinary shares of the Company
       or all investment securities; suppression of
       the shareholders preferential subscription
       right

E.21   Authorize the Board of Directors to increase              Mgmt          For                            For
       the capital, in 1 or several times, by incorporation
       of reserves, benefits, premiums or other sums,
       and by attribution of new shares of the Company
       or the raising of the nominal value of the
       existing shares of the Company

E.22   Approve the consequence of the adoption of the            Mgmt          Against                        Against
       19th and 20th Resolutions of this meeting,
       setting of the nominal amount of the capital
       increases and of the amount of the investment
       securities

E.23   Authorize the Board of Directors to proceed               Mgmt          For                            For
       in 1 or several capital increases, within the
       limit of 10% of the capital, by issuance of
       ordinary shares of the Company or investment
       securities giving access by all means and at
       any moment, to ordinary or to be issued shares
       of the Company, in order to remunerate contributions
       in kind of capital securities or investment
       securities giving access to the capital; suppression
       of the shareholders preferential subscription
       right, for the benefit of the holders of securities
       or investment securities

E.24   Authorize the Board of Directors to decide to             Mgmt          For                            For
       increase the capital, in 1 or several times,
       within the limit of 3% of the capital, by issuance
       of shares or investment securities giving access
       to the capital, reserved for the Members of
       a Corporate Savings Plan; suppression of the
       shareholders preferential subscription right

E.25   Authorize the Board of Directors, to grant in             Mgmt          Against                        Against
       1 or several times, for the benefit of the
       employees and managers of the Company or its
       affiliates, options giving right to the subscription
       of shares of the Company to be issued, or the
       purchase of shares of the Company resulting
       of repurchases done; renunciation of the shareholders
       preferential subscription right

E.26   Authorize the Board of Directors, to proceed              Mgmt          Against                        Against
       the attribution free of charges of existing
       or to be issued shares of the Company for the
       benefit of the employees and managers of the
       Company or its affiliates

E.27   Approve the limitation op global total number             Mgmt          For                            For
       of shares that could be attributed further
       to the authorizations object of the 25th and
       26th Resolution

E.28   Approve the modification of the Article 23 of             Mgmt          For                            For
       the Bylaws about attendance and representation
       to meetings

E.29   Grant powers for formalities                              Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 BALFOUR BEATTY PLC                                                                          Agenda Number:  701209707
--------------------------------------------------------------------------------------------------------------------------
    Security:  G3224V108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  10-May-2007
        ISIN:  GB0000961622
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 378469 DUE TO THE RECEIPT OF ADDITIONAL
       RESOLUTION. ALL VOTES RECEIVED ON THE PREVIOUS
       MEETING WILL BE DISREGARDED AND YOU WILL NEED
       TO REINSTRUCT ON THIS MEETING NOTICE. THANK
       YOU.

1.     Receive and adopt the Directors  report and               Mgmt          For                            For
       accounts for the YE 31 DEC 2006

2.     Approve the Directors remuneration report for             Mgmt          For                            For
       the YE 31 DEC 2006

3.     Declare a final dividend on the ordinary shares           Mgmt          For                            For
       of the Company

4.     Re-elect Sir. David John as a Director                    Mgmt          For                            For

5.     Re-elect Mr. Robert Walvis as a Director                  Mgmt          For                            For

6.     Re-elect Dr. Christoph von Rohr as a Director             Mgmt          For                            For

7.     Re-elect Mr. Gordon Sage as a Director                    Mgmt          For                            For

8.     Re-elect Mr. Mike Donovan as a Director                   Mgmt          For                            For

9.     Elect Mr. Stephen Howard as a Director                    Mgmt          For                            For

10.    Re-appoint Deloitte & Touche LLP as the Auditors          Mgmt          For                            For

11.    Authorize the Directors, in the terms of Paragraph        Mgmt          For                            For
       (B)(i) of the Article 11 of the Company s Articles
       of Association, to allot relevant securities
       aSection 80 aas defined in the Paragraph (B)(i)
       of the Articles of Associationa up to an aggregate
       nominal amount of GBP 71,786,640 and such authority
       to replace the authority to allot relevant
       securities granted by resolution 8 passed at
       the AGM of the Company held on11 MAY 2006;
       aAuthority expires the earlier of the conclusion
       of the next AGM of the Company to be held in
       2012 or 10 MAY 2012a

S.12   Authorize the Directors, subject to and conditional       Mgmt          For                            For
       upon the passing of Resolution No. 11 as specified
       and in the terms of Paragraph (B)(ii) of the
       Article 11 of the Company s Articles of Association,
       to allot equity securities aSection 89a aas
       defined in the Paragraph (B)(iii) of the Articles
       of Associationa up to an aggregate nominal
       amount of GBP 10,767,996 and an allotment of
       equity securities pursuant to the authority
       granted by resolution 11 shall be deemed to
       include the sale of the relevant shares in
       the Company which, immediately before such
       sale, were held by the Company as treasury
       shares; aAuthority expires the earlier of the
       conclusion of the next AGM of the Company to
       be held in 2008 or 10 AUG 2008a

S.13   Authorize the Company, pursuant to Article 7              Mgmt          For                            For
       of the Company s Articles of Association, and
       subject to and conditional upon the passing
       of the extraordinary Resolution set in the
       notices dated 05 APR 2007 a separate class
       meeting of the holders of the Cumulative Convertible
       Redeemable Preference Shares of 1p each in
       the Company and for the purpose of Section
       166 of the Companies Act 1985, to make one
       or more market purchases aSection 163(3) of
       the Act 1985a of up to 43,071,984 ordinary
       shares and 17,245,795 Convertible preference
       shares of 50p each in the capital of the Company,
       at a minimum price of 50p and not more than
       5% above the average market value of shares
       of the same class for 5 business day aAuthority
       expires the earlier of the conclusion of the
       next Separate Class Meeting of which will follow
       the AGM Company held in 2007a; the Company,
       before the expiry, may make a contract to purchase
       ordinary shares which will or may be executed
       wholly or partly after such expiry

14.    Authorize the Company, to Make EU Political               Mgmt          For                            For
       Organization Donations and to Incur EU Political
       Expenditure up to GBP 25,000




--------------------------------------------------------------------------------------------------------------------------
 BANCO PASTOR SA, LA CORUNA                                                                  Agenda Number:  701181101
--------------------------------------------------------------------------------------------------------------------------
    Security:  E1943H154                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  26-Apr-2007
        ISIN:  ES0113770434
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       27 APR 2007. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

1.     Approve the balance sheet, profit and loss account,       Mgmt          For                            For
       annual report and management report of Banco
       Pastor Sociedad An Onima and its consolidated
       Group, as well as the management of the Board
       of Directors; all of the foregoing with reference
       to the FY 2006

2.     Approve the application of profits, if appropriate,       Mgmt          For                            For
       to distribute an extra dividend to be charged
       to the issuance premium account

3.     Authorize the Company to proceed to the acquisition       Mgmt          For                            For
       of own shares, either directly or via Group
       Companies, in conformity with the provisions
       of the Spanish Limited Companies Act, Ley De
       Sociedades Anonimas

4.     Authorize the Board of Directors to increase              Mgmt          For                            For
       the corporate capital, all at once or in stages,
       under the terms that the Board may think fit,
       and for the amount and term provided in Article
       153 of the Spanish Limited Companies consolidation
       Act, with authority to issue any class of shares
       permitted by Law, even shares without voting
       rights, with or without issue premium, subsequently
       amending the Articles of Association, and with
       authority to request the listing of the newly
       issued shares in the Stock Exchanges, rendering
       void, for the amount not used, the authority
       granted the reto by the General Meeting held
       on 27 APR 2006

5.     Authorize the Board of Directors to issue, within         Mgmt          For                            For
       the legal limits and requirements, all at once
       or in stages, either directly or via Group
       Companies wholly owned by the Bank and, if
       necessary, guaranteed by Banco Pastor, bonds
       of any class, straight or subordinated, mortgage
       bonds, public sector bonds or Cedulas Territoriales,
       CTs, Non Convertible Bonds, debentures, assignment
       of credit rights for creating asset backed
       securities, preferred shares and any other
       similar securities acknowledging or creating
       debt, straight or secured, subordinated or
       not subordinated, at a fix or a variable rate,
       in EUR or any other currencies, in one or several
       issues of similar or different types, with
       closed or open maturity, and in any other ways
       that the Board may think fit, rendering void
       for the amount not used the authority granted
       thereto by the General Meeting held on 27 APR
       2006, and with authority to request the listing
       of the newly issued securities in the Stock
       Exchanges

6.     Approve to set the number of the Directors                Mgmt          For                            For

7.     Appoint the Director                                      Mgmt          Against                        Against

8.     Appoint the Auditors for FY 2007                          Mgmt          For                            For

9.     Authorize the Board, to depute the powers received,       Mgmt          For                            For
       in order to execute the resolutions adopted
       in the way the Board may think fit, and with
       powers to rectify, construe and complement
       the resolutions before proceeding to their
       public recording

10.    Approve to write up the minutes of the proceedings        Mgmt          For                            For
       by any of the methods provided by law




--------------------------------------------------------------------------------------------------------------------------
 BANK OF CYPRUS PUBLIC COMPANY LTD, NICOSIA                                                  Agenda Number:  701239483
--------------------------------------------------------------------------------------------------------------------------
    Security:  M1637D106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  06-Jun-2007
        ISIN:  CY0000100111
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To receive and consider the Directors  report             Mgmt          For                            For
       and the financial statements of the Company
       for the year 2006 and approve the proposed
       dividend

2.     To elect members of the Board of Directors                Mgmt          For                            For

3.     To fix the remuneration of the members of the             Mgmt          For                            For
       Board of Directors

4.     To re-appoint the auditors and authorize the              Mgmt          For                            For
       Board of Directors to fix their Remuneration

S.1    PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           Against                        For
       Instructions and authorization of the Board
       of Directors to elaborate and discuss with
       Marfin Popular Bank Public Co Ltd the terms
       and sectors for a strategic cooperation between
       the two banks in order to generate synergies
       for the benefit of the shareholders of the
       two banks

       PLEASE NOTE THERE IS NO SHARE BLOCKING FOR THIS           Non-Voting
       MEETING.




--------------------------------------------------------------------------------------------------------------------------
 BANK OF QUEENSLAND LTD                                                                      Agenda Number:  701099649
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q12764116                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  07-Dec-2006
        ISIN:  AU000000BOQ8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements for the YE               Non-Voting
       31 AUG 2006 and the related Directors  report
       and the Auditor s report

2.A    Re-elect Mr. Neil Summerson as a Director, who            Mgmt          For                            For
       retires by rotation in accordance with the
       Constitution

2.B    Re-elect Mr. John Reynolds as a Director, who             Mgmt          For                            For
       retires by rotation in accordance with the
       Constitution

2.C    Elect Mr. Carmel Gray as a Director                       Mgmt          For                            For

2.D    Elect Mr. David D.H. Graham as a Director                 Mgmt          For                            For

3.     Approve an increase in the aggregate maximum              Mgmt          For                            For
       amount of the Non-Executive Directors fees
       from AUD 1,000,000 per annum  inclusive of
       superannuation guarantee charge  SGC  contributions
       to AUD 1,500,000 per annum  inclusive of SGC
       contributions , to be allocated among the Non-Executive
       Directors as they agree, pursuant to ASX Listing
       Rule 10.17

4.     Adopt the remuneration report contained in the            Mgmt          For                            For
       Bank s 2006 annual report




--------------------------------------------------------------------------------------------------------------------------
 BANKINTER, SA, MADRID                                                                       Agenda Number:  701172962
--------------------------------------------------------------------------------------------------------------------------
    Security:  E21160184                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  19-Apr-2007
        ISIN:  ES0113679338
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       20 APR 2007, CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED.  THANK YOU.

1.     Approve the application of profits of Bankinter,          Mgmt          For                            For
       Sociedad Anonima, and the consolidated annual
       accounts and Management report, all of the
       foregoing with reference to the FY 2006

2.     Approve the Management of the Board of Directors          Mgmt          For                            For
       and the distribution of dividends during FY
       2006

3.1    Re-appoint Mr. Jaime Echegoyen Enriquez De La             Mgmt          For                            For
       Orden as an Executive Director

3.2    Re-appoint Mr. John De Zulueta Greenebaum as              Mgmt          For                            For
       a Independent Director

3.3    Re-appoint Mr. Fabiola Arredondo De Vara as               Mgmt          For                            For
       a Independent Director

4.1    Approve the partial amendment to the Articles             Mgmt          For                            For
       14, 18 and 22 about the general meeting

4.2    Approve the partial amendment to the Articles             Mgmt          For                            For
       28, 29, 31, 32, 34 and 35 about the Board of
       Directors and the fees

5.     Approve the partial amendment to the Articles             Mgmt          For                            For
       of the general meeting regulations: Article
       4 about the powers of the general meeting,
       Articles 6 and 7 about notices, Article 9 about
       delegations Article 10 about attendance, Article
       12 about the Board and Article 20 about voting

6.     Authorize the Board of Directors to increase              Mgmt          Against                        Against
       the Corporate capital

7.     Authorize the Board of Directors to issue either          Mgmt          Against                        Against
       directly or via Group Companies, bonds, debentures
       and other fixed income securities, preferred
       shares, mortgage backed securities and other
       financial instruments, and to guarantee the
       issue thereof by the Company subsidiaries

8.     Authorize the Board of Directors to carry out             Mgmt          For                            For
       the derivative acquisition of own shares, to
       dispose of the bought back shares and to decrease
       the Corporate capital

9.     Approve the Directors remuneration in conformity          Mgmt          For                            For
       with the Articles of Association

10.    Authorize the Board for the construction, rectification   Mgmt          For                            For
       and execution of the agreements and restatement
       of the Articles of Association

11.    Approve to inform about the partial amendment             Mgmt          For                            For
       of the Board regulations




--------------------------------------------------------------------------------------------------------------------------
 BAYCORP ADVANTAGE LTD                                                                       Agenda Number:  701070271
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q13758109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Oct-2006
        ISIN:  AU000000BCA7
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Receive and approve the annual report for the             Non-Voting
       FYE 30 JUN 2006

1.     Adopt the remuneration report of the Company              Mgmt          For                            For
       for the FYE 30 JUN 2006

2.     Re-elect Mr. Bruce Gerard Beeren as a Non-Executive       Mgmt          For                            For
       Director of the Company, who retires by rotation
       in accordance with Article 9.3 of the Company
       s Constitution

3.     Re-elect Mr. Gavin Ronald Walker as a Non-Executive       Mgmt          For                            For
       Director of the Company, who retires by rotation
       in accordance with Article 9.3 of the Company
       s Constitution

4.     Elect Mr. Peter Wilson Yates as a Non-Executive           Mgmt          For                            For
       Director of the Company

5.     Approve to reduce the capital of Baycorp Advantage        Mgmt          For                            For
       Limited by paying the sum of 35 cents per fully
       paid ordinary share in Baycorp Advantage Limited
       to the holders of such shares on the record
       date specified by Baycorp advantage Limited

S.6    Approve to change the name of the Company to              Mgmt          For                            For
       Veda Advantage Limited with effect from the
       date on which the Australian Securities and
       Investments Commission alters the details of
       the Company s registration




--------------------------------------------------------------------------------------------------------------------------
 BEMA GOLD CORP                                                                              Agenda Number:  701125418
--------------------------------------------------------------------------------------------------------------------------
    Security:  08135F107                                                             Meeting Type:  SGM
      Ticker:                                                                        Meeting Date:  30-Jan-2007
        ISIN:  CA08135F1071
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve the Special Resolution athe Special               Mgmt          For                            For
       Resolutiona substantially in the form of the
       Special Resolution set forth in Schedule  A
       to the accompanying Management Proxy Circular




--------------------------------------------------------------------------------------------------------------------------
 BILFINGER BERGER AG, MANNHEIM                                                               Agenda Number:  701204668
--------------------------------------------------------------------------------------------------------------------------
    Security:  D11648108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  23-May-2007
        ISIN:  DE0005909006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS 02 MAY 07, WHEREAS THE MEETING HAS
       BEEN SETUP USING THE ACTUAL RECORD DATE - 1
       BUSINESS DAY. THIS IS DONE TO ENSURE THAT ALL
       POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting
       annual report for the 2006 FY with the report
       of the Supervisory Board, the Group financial
       statements and Group annual report

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 46,495,127.50 as follows: payment
       of a dividend of EUR 1.25 per no-par share
       ex-dividend and payable date: 24 MAY 2007

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Appointment of Auditors for the 2007 FY: PricewaterhouseCoopersMgmt          For                            For
       AG, Karlsruhe and Ernst + Young AG, Mannheim

6.     Renewal of the authorization to acquire own               Mgmt          For                            For
       shares the Company shall be authorized to acquire
       own shares of up to EUR 11,158,830, at a price
       differing neither more than 10% from the market
       price of the shares if they are acquired through
       the stock exchange, nor more than 20% if they
       are acquired by way of a repurchase offer,
       on or before 22 NOV 2008; the Board of Managing
       Directors shall be authorized to sell the shares
       on the stock exchange or to offer them to shareholders,
       to dispose of the shares in a manner other
       than the stock exchange or an offer to all
       shareholders if the shares are sold at a price
       not materially below their market price, to
       use the shares in connection with mergers and
       acquisitions or for satisfying conversion or
       option rights, and to retire the shares.

7.     Approval of the control and profit transfer               Mgmt          For                            For
       agreement with the Company's wholly-owned subsidiary
       Bilfinger Berger Industrial Services AG, effective
       retroactively from the entry of the agreement
       into the commercial register of Bilfinger Berger
       Industrial Services AG for a period of at least
       5 years

8.     Approval of the control and profit transfer               Mgmt          For                            For
       agreement with the Company's wholly-owned subsidiary
       Bilfinger Berger Power Services GmbH, effective
       retroactively from the entry of the agreement
       into the commercial register of Bilfinger Berger
       Power Services GmbH, for a period of at least
       5 years

9.     Resolution on an amendment to the Articles of             Mgmt          For                            For
       Association in accordance with the New Transparency
       Directive Implementation Law Section 24[2],
       regarding the Company being authorized to transmit
       information to shareholders by electronic means




--------------------------------------------------------------------------------------------------------------------------
 BINCK NV                                                                                    Agenda Number:  701070308
--------------------------------------------------------------------------------------------------------------------------
    Security:  N0575W117                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  12-Oct-2006
        ISIN:  NL0000335560
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT BLOCKING CONDITIONS FOR VOTING           Non-Voting
       AT THIS GENERAL MEETING ARE RELAXED. BLOCKING
       PERIOD ENDS ONE DAY AFTER THE REGISTRATION
       DATE SET ON 05 OCT 2006. SHARES CAN BE TRADED
       THEREAFTER. THANK YOU.

1.     Opening                                                   Non-Voting

2.     Approve the legal merger between Binck N.V.               Mgmt          For                            For
       and Binbank N.V.

3.     Amend the Articles of Association                         Mgmt          For                            For

4.     Appoint Ernst & Young as the Accountant for               Mgmt          For                            For
       Binck

5.     Closing                                                   Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 BIOMAR HOLDING A/S                                                                          Agenda Number:  701176770
--------------------------------------------------------------------------------------------------------------------------
    Security:  K118L0104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  10-Apr-2007
        ISIN:  DK0010215243
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Receive the Management s report on the Company            Mgmt          Abstain                        Against
       s activities in the past FY

2.     Receive and adopt the audited annual report               Mgmt          For                            For
       and grant discharge to the Board of Directors
       and the Executive Director

3.     Adopt the distribution of profits for the year            Mgmt          For                            For
       according to the audited annual report

4.     Amend the Articles of Association for the following:      Mgmt          For                            For
       to change the office of registration from Brande
       to Arhus; the discontinuation of the grant
       to the Board of authority to decide on the
       distribution of extraordinary dividend, one
       or more times until the next AGM; as a consequence
       the existing Section 4 is discontinued; as
       a new Section 4 in the Articles of Association,
       that the shareholder register of the Company
       on behalf of the Company is kept by VP Investor
       Services A/S aVP Services A/Sa, Helgeshoa Alle
       61, P.O. Box 20, 2630 Taastrup; this is a consequence
       of Section 25 in the Companies Act; the option
       to convene general meetings in Brande is discontinued,
       and that general meetings in the future solely
       are held in Arhus; and to include in the Articles
       of Association that summons to general meetings
       in the future should be published through that
       IT-Information System of the Danish Commerce
       and Companies Agency, in addition to be published
       in a daily newspaper and by letter to shareholders
       registered in the shareholders register of
       the Company

5.     Authorize the Board to buy-back the shares of             Mgmt          For                            For
       up to 10% of the share capital anominally DKK
       21,998,076a during the period until the next
       AGM and the price to be paid for the shares
       shall deviate by maximum 10% relative to the
       market price at the time of purchase

6.     Elect the Members of the Board                            Mgmt          For                            For

7.     Elect 1 or more Auditors                                  Mgmt          For                            For

8.     Authorize the Chairman of the AGM to report               Mgmt          For                            For
       the adopted decisions for registration and
       to make appropriate changes in documents reported
       to the Commerce and Companies Agency according
       to what the Commerce and Companies Agency may
       request or find appropriate in relation to
       registration of the general meeting adopted
       decisions

9.     Miscellaneous                                             Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 BOLIDEN AB                                                                                  Agenda Number:  701192902
--------------------------------------------------------------------------------------------------------------------------
    Security:  W17218103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  03-May-2007
        ISIN:  SE0000869646
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE.

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED.

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting
       OPTION IN SWEDEN. THANK YOU.

1.     Opening of the AGM                                        Mgmt          For                            For

2.     Elect Mr. Olof Waern as a Chairman of the meeting         Mgmt          For                            For

3.     Approve the voting register                               Mgmt          For                            For

4.     Approve the agenda                                        Mgmt          For                            For

5.     Elect 2 persons to attest the minutes together            Mgmt          For                            For
       with the Chairman

6.     Approve to determine whether the AGM has been             Mgmt          For                            For
       duly convened

7.     Receive the annual report and Auditors  report            Mgmt          For                            For
       as well as the consolidated financial statements
       and Auditors  report for the Group

8.     Receive the report on the work of the Board               Mgmt          For                            For
       of Directors and the work of the Audit Committee
       and the Compensation Committee

9.     Address by the President                                  Mgmt          For                            For

10.    Receive the report on the audit work during               Mgmt          For                            For
       2006

11.A   Adopt the income statement and balance sheet              Mgmt          For                            For
       as well as the consolidated income statement
       and consolidated balance sheet

11.B   Approve the dividend to the shareholders of               Mgmt          For                            For
       SEK 4 per share and that Tuesday, 08 MAY 2007
       shall be the record date for the right to receive
       dividends; in the event the general meeting
       resolves in accordance with the proposal, the
       dividend is expected to be distributed through
       VPC on 11 MAY 2007; that the parent Company
       s inappropriate earnings be carried forward

11.C   Grant discharge from liability for the Members            Mgmt          For                            For
       of the Board of Directors and the President

12.    Approve, based on the Group s strong financial            Mgmt          For                            For
       position that the AGM resolves on redemption
       of shares, under which procedure each share
       will be divided into two shares of which one
       share is to be redeemed at SEK 12 and as a
       result, in total SEK 3,473,486,028 will be
       distributed to the shareholders; for this reason,
       the AGM resolves in accordance with as specified;
       1) the share split and resulting amendment
       of the Articles of Association as specified;
       2) the reduction of the share capital by redemption
       of shares as specified; the bonus issue as
       specified; amend the Articles of Association
       as specified

13.    Authorize the Board of Directors to decide on             Mgmt          For                            For
       acquisition of the Company s shares, subject
       to the specified conditions

14.    Receive the report on the work of the Nomination          Mgmt          For                            For
       Committee

15.    Approve to determine the number of Board Members          Mgmt          For                            For
       at 9

16.    Approve the fees to the Board of Directors be             Mgmt          For                            For
       paid in the amount of SEK 850,000 to the Chairman
       and SEK 325,000 to Board Member not employed
       by the Company; in addition, a fee of SEK 100,000
       shall be paid to the Chairman of the Audit
       Committee and SEK 50,000 to each of the 2 Members
       of the Audit Committee

17.    Re-elect Messrs. Carl Bennet, Marie Berglund,             Mgmt          For                            For
       Jan Johansson, Ulla Litzen, Leif Ronnback,
       Matti Sundberg, Anders Sundstrom and Anders
       Ullberg as the Members of the Board of Directors;
       elect Mr. Staffan Bohman as a Member of the
       Board of Directors; elect Mr. Anders Ullberg
       as a Chairman of the Board of Directors

18.    Approve the Auditors  fees be paid in accordance          Mgmt          Against                        Against
       with approve invoices

19.    Approve the guidelines for the compensation               Mgmt          For                            For
       to the Group Management as specified

20.    Approve the Nomination Committee as specified             Mgmt          For                            For

21.    Closure of the general meeting                            Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 BOLNISI GOLD NL                                                                             Agenda Number:  701070788
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q1648X105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Nov-2006
        ISIN:  AU000000BSG0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Receive and approve the Company s annual financial        Non-Voting
       report, the Directors  report and the Auditors
       report for the YE 30 JUN 2006

1.     Adopt the remuneration report for the YE 30               Mgmt          For                            For
       JUN 2006

2.     Re-elect Mr. Norman A. Seckold as a Director              Mgmt          For                            For

3.     Re-elect Mr. Peter J. Nightingale as a Director           Mgmt          Against                        Against

       Transact any other business                               Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 BOURBON SA, ST-MARIE LA REUNION                                                             Agenda Number:  701222200
--------------------------------------------------------------------------------------------------------------------------
    Security:  F11235136                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  29-May-2007
        ISIN:  FR0004548873
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.   The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative.

       PLEASE NOTE THAT THIS IS A MIX MEETING. THANK             Non-Voting
       YOU.

O.1    Receive the reports of the Board of Directors,            Mgmt          For                            For
       the Chairman and the Auditors, approve the
       Company s financial statements for the YE 31
       DEC 2006

O.2    Grant discharge to the Directors for the performance      Mgmt          For                            For
       of their duties during the said FY

O.3    Approve the recommendations of the Board of               Mgmt          For                            For
       Directors and resolves that the income for
       the FY be appropriated as follows: EUR 14,655,838.56,
       to fund to the legal reserve by a withdrawal
       of 5%: EUR 61,711.81, the balance, i.e., EUR
       14,594,126.75, increased by the distributable
       income of EUR 16,053.00 i.e., a distributable
       income of EUR 14,610,179.75, entirely distributed
       to the shareholders as a Global dividend, the
       shareholders  meeting decides to make up the
       amount of the dividend, by a deduction of EUR
       15,507,137.05 from the  other reserves  account,
       thus bringing it from EUR 209,121,414.34 to
       EUR 193,614,277.29, the shareholders will receive
       a net dividend of EUR 0.60 per share, and will
       entitle to  the 40% allowance provided by the
       French Tax Code, this dividend will be paid
       on 01 JUN 2007, in the event of a buy back
       shares by the Company, the self-detained shares
       not giving right to dividends, the amount of
       the unpaid dividend on such shares shall be
       allocated to the retained earnings account

O.4    Approve, as required by Law, it is reminded               Mgmt          For                            For
       that, for the last three financial years, the
       dividends paid, were as follows: EUR 1.40 for
       FY 2003 with a Tax credit of EUR 0.70, EUR
       0.56 for FY 2004 with a Tax credit of EUR eligible
       for the 50% allowance EUR 1.00 for FY 2005
       with a Tax credit of EUR eligible for the 40%
       allowance

O.5    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors, approve the consolidated
       financial statements for the said FY, in the
       form presented to the meeting

O.6    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements, approve said report and the agreements
       referred to therein

O.7    Approve to resolve to award total annual fees             Mgmt          For                            For
       of EUR 200,000.00 to the Board of Directors

O.8    Approve to renew the appointment of Mr. Jacques           Mgmt          For                            For
       D  Armand De Chateauvieux as a Director for
       a 3-year period

O.9    Approve to renew the appointment of Mrs. Victoire         Mgmt          For                            For
       De Margerie as a Director for a 3-year period

O.10   Authorize the Board of Directors to buy back              Mgmt          Against                        Against
       the Company s shares on the open market, subject
       to the conditions described below: maximum
       purchase price: EUR 65.00 (free of expenses),
       maximum number of shares to be acquired: 10%
       of the share capital, maximum funds invested
       in the share buybacks: EUR 326,270,880.00,
       aAuthority expires after 18 monthsa; the percentage
       of maximum repurchase of shares acquired by
       the Company with a view to their retention
       or their subsequent delivery in payment or
       exchange as part of a merger, divestment or
       capital contribution cannot exceed 5% of its
       capital, and to take all necessary measures
       and accomplish all necessary formalities

O.11   Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by the law

E.12   Approve to increase the Company capital to an             Mgmt          For                            For
       amount of EUR 3,188,437.72 to bring it from
       EUR 31,884,382.26 to EUR 35,072,819.98, by
       the creation of 5,019,552 shares to be free
       allotted to the shareholders with a ratio of
       1 new share for 10 parent shares, the new shares
       shall rank Pari Passu with the old shares,
       and shall bear an accruing dividend as of 01
       JAN 2007 and authorize the Board of Directors
       to take all necessary measures and accomplish
       all necessary formalities

E.13   Amend, consequently to the previous resolution,           Mgmt          For                            For
       Article of the Bylaws No. 7 as follows asubject
       to the adjustment of the final amount of the
       capital increase as mentioned in Resolution
       No. 12a: Article 7 ashare capitala: the share
       capital is set at EUR 35,072,819.98 and is
       divided into 55,215,080 shares, all of the
       same category

E.14   Amend Article of the Bylaws No. 14 accordingly            Mgmt          For                            For
       with the disposals of the Decree No. 2006-1566
       dated 11 DEC 2006 modifying the Decree upon
       the business firms

E.15   Amend Article of the Bylaws No. 14 aorganization          Mgmt          For                            For
       and deliberations of the Boarda

E.16   Amend Article of the Bylaws No. 15 to delete              Mgmt          For                            For
       the note of the representation of the Board
       of Directors by its Chairman, arrangement cancelled
       by the French Financial Security Act dated
       01 AUG 2003

E.17   Amend Article of the Bylaws No. 15 apowers of             Mgmt          For                            For
       the Board of Directors)

E.18   Amend Article of the Bylaws No. 19 to comply              Mgmt          For                            For
       with the participation conditions of the shareholders
       to the meetings accordingly with the disposals
       of the Decree No. 2006-1566 dated 11 DEC 2006
       modify the decree upon the Business Firms No.
       67-236 dated 23 MAR 1967

E.19   Amend, consequently to the previous resolution,           Mgmt          For                            For
       Article of the Bylaws No. 19 aconvening to
       the general meetingsa

E.20   Authorize the Board of Directors to grant, for            Mgmt          Against                        Against
       free, on one or more occasions, existing or
       future shares, in favour of the Employees of
       the Company or some categories of them and,
       or in favour of Managers as well as the Employees
       and the Managers of the related Companies or
       Groups of Economic Interest, they may not represent
       more than 2% of the share capital; aAuthority
       expires at the end of a 38-month perioda; and
       to take all necessary measures and accomplish
       all necessary formalities

E.21   Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by the law




--------------------------------------------------------------------------------------------------------------------------
 BUDIMEX S.A.                                                                                Agenda Number:  701251718
--------------------------------------------------------------------------------------------------------------------------
    Security:  X0788V103                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  14-Jun-2007
        ISIN:  PLBUDMX00013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE.

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting

1.     Opening of the meeting                                    Mgmt          No vote

2.     Elect the Voting Commission                               Mgmt          No vote

3.     Approve to state that the meeting has been convened       Mgmt          No vote
       in conformity of regulations and assuming its
       capability to pass valid resolutions

4.     Approve the agenda                                        Mgmt          No vote

5.     Receive the Management Board report on the Company        Mgmt          No vote
       s activity and the financial statement including
       the Auditors opinion

6.     Receive the Management Board report on the capital        Mgmt          No vote
       Group activity and the consolidated financial
       report including the Auditors opinion

7.     Receive the Supervisory Board report for 2006             Mgmt          No vote
       and Supervisory Boards report on the review
       of the Management Board report for 2006 together
       with opinion regarding the Company s position

8.1    Approve the Management Board report on the Company        Mgmt          No vote
       s activity and the financial report

8.2    Approve the Management Board report on the capital        Mgmt          No vote
       Group activity for 2006 year and the consolidated
       financial report

8.3    Approve the covering of losses from 2006                  Mgmt          No vote

8.4    Grant discharge to the Management Board                   Mgmt          No vote

8.5    Grant discharge to the Supervisory Board                  Mgmt          No vote

9.     Approve the resolution in regarding elections             Mgmt          No vote
       of the Supervisory Board of Six Cadency

10.    Approve to inform on request of the Ministry              Mgmt          No vote
       of the Treasury regarding Administration of
       the real estate according to Paragraph 4 Article
       428 Commercial Companies Code

11.    Closing of the meeting                                    Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 BURREN ENERGY PLC                                                                           Agenda Number:  701215914
--------------------------------------------------------------------------------------------------------------------------
    Security:  G1723V108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  23-May-2007
        ISIN:  GB0033942946
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Company s annual accounts and the             Mgmt          For                            For
       Directors and the Auditors reports

2.     Approve the Directors  remuneration report                Mgmt          For                            For

3.     Declare a final dividend of 10.0p per share               Mgmt          For                            For

4.     Re-elect Mr. Andrew Rose as a Director                    Mgmt          For                            For

5.     Re-elect Mr. Keith Henry as a Director                    Mgmt          Abstain                        Against

6.     Re-elect Mr. Pierre Lasry as a Director                   Mgmt          Against                        Against

7.     Re-appoint Deloitte & Touche LLP as the Auditors          Mgmt          For                            For
       to the Company

8.     Authorize the Directors to fix the Auditors               Mgmt          For                            For
       remuneration

9.     Authorize the Directors to allot shares under             Mgmt          For                            For
       Section 80 of the Companies Act 1985

S.10   Approve to disapply the statutory pre-emption             Mgmt          For                            For
       rights under Section 89 of the Companies act
       1985

S.11   Authorize the Company to make market purchases            Mgmt          For                            For
       of its own ordinary shares

12.    Authorize the Company to utilize treasury shares          Mgmt          For                            For
       in connection with its Employees  Share Schemes

S.13   Authorize the Company to adopt new Articles               Mgmt          For                            For
       of Association

14.    Authorize the Company to adopt the 2006 Performance       Mgmt          For                            For
       Share Bonus Plan




--------------------------------------------------------------------------------------------------------------------------
 C&C GROUP PLC, DUBLIN                                                                       Agenda Number:  701018257
--------------------------------------------------------------------------------------------------------------------------
    Security:  G1826G107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  07-Jul-2006
        ISIN:  IE00B010DT83
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the reports of the Directors and the              Mgmt          For                            For
       Auditors and the financial statements for the
       YE 28 FEB 2006

2.     Approve to confirm and declare dividends                  Mgmt          For                            For

3.     Re-elect Mr. John Burgess as a Director                   Mgmt          For                            For

4.     Re-elect Mr. Richard Holroyd as a Director                Mgmt          For                            For

5.     Re-elect Mr. Breege O. Donoghue as a Director             Mgmt          For                            For

6.     Re-elect Mr. Maurice Pratt as a Director                  Mgmt          For                            For

7.     Authorize the Directors to fix the Auditors               Mgmt          For                            For
       remuneration

8.     Approve to increase the limit on the Directors            Mgmt          For                            For
       ordinary remuneration

9.     Authorize the allotment of shares  Section 20             Mgmt          For                            For
       of the Companies amendment Act 1983

S.10   Authorize the limited disapplication of pre-emption       Mgmt          For                            For
       rights  Section 24 of t he companies Act 1983

S.11   Authorize the purchase by the Company of its              Mgmt          For                            For
       own shares  Section 215 of the Company s Act
       1990

S.12   Authorize the re-issue by the Company of its              Mgmt          For                            For
       shares off market  Section 209 of the Company
       s Act 1990




--------------------------------------------------------------------------------------------------------------------------
 CAMBIOR INC                                                                                 Agenda Number:  701077011
--------------------------------------------------------------------------------------------------------------------------
    Security:  13201L103                                                             Meeting Type:  SGM
      Ticker:                                                                        Meeting Date:  07-Nov-2006
        ISIN:  CA13201L1031
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Ratify the Arrangement as specified pursuant              Mgmt          For                            For
       to Sections 49 and 123.107 of the Companies
       Act  QUEBEC




--------------------------------------------------------------------------------------------------------------------------
 CAPMAN OYJ                                                                                  Agenda Number:  701142476
--------------------------------------------------------------------------------------------------------------------------
    Security:  X0927F100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-Mar-2007
        ISIN:  FI0009009377
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. SHOULD YOU
       HAVE ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE AT ADP. THANK YOU.

       MULTIPLE BENEFICAL OWNER INFORMATION NOTE:                Non-Voting
       MARKET RULES REQUIRE ADP TO DISCLOSE BENEFICIAL
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR ADP CLIENT SERVICE REPRESENTATIVE.
       THIS INFORMATION IS REQUIRED IN ORDER FOR ADP
       TO LODGE YOUR VOTE.

1.1    Receive the accounts                                      Mgmt          For                            For

1.2    Approve the action on profit or loss and to               Mgmt          For                            For
       pay a dividend of EUR 0.12 per share

1.3    Grant discharge from liability                            Mgmt          For                            For

1.4    Approve the remuneration of the Board Members             Mgmt          For                            For

1.5    Approve the remuneration of the Auditorasa                Mgmt          Abstain                        Against

1.6    Approve the number of the Board Members                   Mgmt          For                            For

1.7    Elect the Board                                           Mgmt          Against                        Against

1.8    Elect the Auditorsasa                                     Mgmt          For                            For

2.     Amend the Articles of Association                         Mgmt          For                            For

3.     Authorize the Board to increase share capital             Mgmt          Against                        Against
       by issuing new shares, stock options or other
       special rights entitiling subscription of shares
       with a right to deviate from shareholders pre-emptive
       right

4.     Authorize the Board to devide on acquiring Company        Mgmt          For                            For
       s own shares

5.     Approve to book subscription prices based to              Mgmt          For                            For
       option rights issued by Company into the invested
       free balanced fund




--------------------------------------------------------------------------------------------------------------------------
 CERMAQ ASA                                                                                  Agenda Number:  701060117
--------------------------------------------------------------------------------------------------------------------------
    Security:  R1536Z104                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  19-Sep-2006
        ISIN:  NO0010003882
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. SHOULD YOU
       HAVE ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE AT ADP. THANK YOU.

       MARKET RULES REQUIRE ADP TO DISCLOSE BENEFICIAL           Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR ADP CLIENT SERVICE REPRESENTATIVE.
       THIS INFORMATION IS REQUIRED IN ORDER FOR ADP
       TO LODGE YOUR VOTE.

1.     Opening of the EGM, including the registration            Mgmt          Abstain                        Against
       of shareholders present

2.     Appoint a person to co-sign the minutes together          Mgmt          For                            For
       with the Chairman

3.     Approve the notice of the meeting and the agenda          Mgmt          For                            For

4.     Approve to reduce the Share Premium Fund, the             Mgmt          For                            For
       OGM on 03 MAY 2006 passed a resolution to reduce
       the Share Premium Fund by NOK 750,000,000;
       in error, the resolution was not sent to the
       register of the Company accounts in Bronnoysund
       within in the time limit of 2 months after
       the meeting




--------------------------------------------------------------------------------------------------------------------------
 CERMAQ ASA                                                                                  Agenda Number:  701247416
--------------------------------------------------------------------------------------------------------------------------
    Security:  R1536Z104                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  22-May-2007
        ISIN:  NO0010003882
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE.

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED.

1.     Opening of the meeting by the Chairman of the             Mgmt          For                            For
       Board, registration of the attending shareholders

2.     Elect 1 person to sign the minutes together               Mgmt          For                            For
       with the Chairman of the meeting

3.     Approve the notice of the meeting and the agenda          Mgmt          For                            For

4.     Receive the annual accounts for 2006 and the              Mgmt          For                            For
       Boards annual report for 2006, the Group accounts;
       and approve the allocation of the annual result:
       to distribute a share dividend of NOK 4.25
       per share for 2006; the share dividend is paid
       out to the Companys shareholders as per 23
       May and the share will be listed exclusive
       of the share dividend as from 24 May 2007

5.     Approve the Boards statement as to salaries               Mgmt          For                            For
       and other remuneration to the Senior Management

6.     Authorize the Board of Directors, in substitution         Mgmt          For                            For
       to the authority granted on 03 MAY 2006, to
       acquire own shares to a total nominal value
       of NOK 46,250,000 and not no more than 5% of
       the outstanding shares; the lowest and the
       highest values at which the shares may be acquired
       are NOK 20 and NOK 300 respectively; the Companys
       acquisition of own shares is to be carried
       out on a stock exchange or in another manner
       at stock market price and in compliance with
       the common principles of fair treatment of
       the shareholders; a Authority expires on 30
       JUN 2008a

7.     Approve to reduce the share premium account               Mgmt          For                            For
       in Cermaq ASA by NOK 935,534, 829 in accordance
       with the Public Limited Companies Act, Section
       3-2, second paragraph, sentence 4; the amount
       is transferred in its entirety to unrestricted
       equity

8.     Approve the remuneration of NOK 762,000 to the            Mgmt          For                            For
       Auditor for 2006

9.     Elect KPMG AS as the new Auditor                          Mgmt          For                            For

10.    Approve the remuneration to the Members of the            Mgmt          For                            For
       Board of Directors and the Election Committee

11.    Elect the Members to the Board of Directors               Mgmt          For                            For

12.    Approve the modification of the guidelines for            Mgmt          For                            For
       the Election Committee

13.    Approve the enlargement of the Election Committee         Mgmt          For                            For
       by one Member

14.    Appoint an Independent body to review its open            Mgmt          For                            For
       net cage salmon aquaculture operations globally
       with regard to compliance with the Ethical
       Guidelines for the Government Pension Fund
       - Global and to issue a report to shareholders
       of the findings before the next AGM in 2008

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 CFG INVT S A C                                                                              Agenda Number:  701197851
--------------------------------------------------------------------------------------------------------------------------
    Security:  G21100105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  30-Apr-2007
        ISIN:  KYG211001055
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors and the Auditors          Mgmt          For                            For
       report and the audited accounts for the YE
       31 DEC 2006

2.     Declare a final dividend of 2.22 SG cents per             Mgmt          For                            For
       ordinary share tax not applicable for the YE
       31 DEC 2006

3.     Re-elect Mr. N. G. Joo Siang as a Director of             Mgmt          Against                        Against
       the Company

4.     Re-elect Mr. N. G. Joo Kwee as a Director of              Mgmt          Against                        Against
       the Company

5.     Re-elect Mr. Chan Tak Hei as a Director of the            Mgmt          Against                        Against
       Company

6.     Re-elect Mr. Cheng Nai Ming as a Director of              Mgmt          Against                        Against
       the Company

7.     Approve the payment of the Directors fees of              Mgmt          For                            For
       HKD 720,000 for the FYE 31 DEC 2007

8.     Re-appoint Messrs. Deloitte & Touche as the               Mgmt          For                            For
       Auditors and authorize the Directors to fix
       their remuneration

9.     Authorize the Directors to allot and issue shares         Mgmt          For                            For
       in the Company such that the aggregate number
       of shares to be issued on pro rata basis to
       existing shareholders of Company does not exceed
       50% and 20% respectively of issued share capital
       of Company




--------------------------------------------------------------------------------------------------------------------------
 CFG INVT S A C                                                                              Agenda Number:  701215279
--------------------------------------------------------------------------------------------------------------------------
    Security:  G21100105                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  30-Apr-2007
        ISIN:  KYG211001055
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize the Company and its subsidiaries or             Mgmt          For                            For
       any of them, for the purposes of Chapter 9
       of the Listing Manual of the Singapore Exchange
       Securities Trading Limited, to enter into,
       amend and/or renew any of the transactions
       falling within the types of interested person
       transactions as specified; and authorize the
       Directors of the Company and/or any of them,
       to complete and do all such acts and things
       aincluding executing all such documents as
       may be requireda as they and/or he may consider
       expedient or necessary or in the interests
       of the Company to give effect to the IPT Mandate
       and/or this resolution; aAuthority expires
       at the next AGM of the Companya

2.     Amend the proposed sub-division that every 1              Mgmt          For                            For
       ordinary share of USD 0.10 each in the authorized
       and issued and paid up ordinary share capital
       of the Company be divided into 2 ordinary shares
       of USD 0.05 each and that paragraph 8 of the
       amended and restated Memorandum of Association
       of the Company to read as follows:  The authorized
       share capital of the Company is USD 80,000,000
       divided into 1,600,000,000 shares each with
       a nominal or par value of USD 0.05 with the
       power for the Company, insofar as is permitted
       by law, to redeem any of its shares, increase
       or reduce such capital and to issue all or
       any part of its capital awhether original,
       redeemed, increased or reduceda with or without
       any preference, priority or special privilege,
       or subject to any postponement of rights, or
       to any conditions or restrictions whatsoever
       and so that, unless the conditions of issue
       shall otherwise expressly provide, every issue
       of shares, whether stated to be preference
       or otherwise, shall be subject to the powers
       as the part of the Company hereinbefore contained

3.     Approve, the Proposed Share Awards Scheme aThe            Mgmt          Against                        Against
       Chairman of the EGM intends to and shall demand
       voting by way of poll to approve the following
       resolution pursuant to Article 72 of the Articles
       of Association of the Companya that a share
       awards scheme to be known as the  CFGL Share
       Awards Scheme  athe  Schemea, as specified,
       under which awards aAwardsa of fully-paid Shares
       awhether by way of issuance of new Shares or
       purchase of existing Shares from the open marketa,
       their equivalent cash value or a combination
       thereof, will be issued free of charge, to
       selected Directors and employees of the Company
       and/or its subsidiaries; authorize the Directors
       of the Company i) to establish and administer
       the Scheme, ii) to modify and/or amend the
       Scheme from time to time provided that such
       modification and/or amendment is effected in
       accordance with the provisions of the Scheme
       aincluding but not limited to obtaining of
       all consents required for any modification
       and/or amendment of the Schemea and to do all
       such acts and to enter into all such transactions,
       arrangements and agreements as may be necessary
       or expedient in order to give full effect to
       the Scheme, and to offer and grant Awards in
       accordance with the provisions of the Scheme
       and to allot and issue from time to time such
       number of fully-paid Shares as may be required
       to be issued pursuant to the vesting of the
       Awards under the Scheme, provided that the
       aggregate number of new Shares to be issued
       pursuant to: i) the Scheme, shall not exceed
       10% of the total issued share capital of the
       Company as at the date of approval of the Scheme
       by the Shareholders, and ii) the Scheme and
       any other share scheme which the Company may
       have in place, shall not exceed 15% of the
       total issued share capital of the Company from
       time to time

4.     Approve, the participation by Common Parent               Mgmt          Against                        Against
       Participants aas specifieda in the proposed
       Scheme that contingent upon the passing of
       the Resolution 3; authorize the Directors of
       the Company to offer and grant Awards to Common
       Parent Participants aas specifieda in accordance
       with the provisions of the Scheme and to allot
       and issue from time to time such number of
       fully-paid Shares as may be required to be
       issued pursuant to the vesting of the Awards
       under the Scheme, provided that the aggregate
       number of new Shares to be issued to Common
       Parent Participants aas specifieda pursuant
       to the Scheme, shall not exceeding 20% of the
       Shares available under the Scheme




--------------------------------------------------------------------------------------------------------------------------
 CHINA COMMUNICATIONS CONSTRUCTION COMPANY LTD, BEIJING                                      Agenda Number:  701220991
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y14369105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  06-Jun-2007
        ISIN:  CN000A0LFFW0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the report of the Board of Directors              Mgmt          For                            For
       of the Company for the year 2006

2.     Approve the report of the Supervisory Committee           Mgmt          For                            For
       of the Company for the year 2006

3.     Approve the audited consolidated financial statements     Mgmt          For                            For
       of the Company for the year 2006

4.     Approve the Profit Distribution Plan for the              Mgmt          For                            For
       year 2006 as recommended by the Board of Directors
       of the Company

5.     Re-appoint PricewaterhouseCoopers as the Company          Mgmt          For                            For
       s International Auditors and PricewaterhouseCoopers
       Zhong Tian CPAs Limited Company as the Company
       s domestic Auditors for a term ending at the
       next AGM of the Company and authorize the Board
       of Directors of the Company to fix their remuneration

S.6    Authorize the Board of Directors of the Company           Mgmt          Against                        Against
       to allot, issue and deal with additional H
       Shares and domestic shares of the Company,
       either separately or concurrently, and to make
       or grant offers, agreements and options in
       respect thereof, during and after the relevant
       period; not exceed 20% of each of the existing
       domestic shares and overseas listed foreign
       shares of the Company in issue as at the date
       of this resolution; otherwise than pursuant
       to (x) a rights issue, or (y) any option scheme
       or similar arrangement adopted by the Company
       from time to time for the grant or issue to
       Officers and/or employees of the Company and/or
       any of its subsidiaries of shares or rights
       to acquire shares of the Company; and the Board
       of Directors will only exercise its power under
       such mandate in accordance with the Company
       Law of the PRC and the Rules Governing the
       Listing of Securities on The Stock Exchange
       of Hong Kong Limited aas amended from time
       to timea and only if all necessary approvals
       from relevant PRC government authorities are
       obtained; and authorize the Board of Directors
       to amend the Articles of Association of the
       Company as it thinks fit so as to increase
       the registered share capital and reflect the
       new capital structure of the Company upon the
       allotment and issuance of shares as contemplated
       in this resolution; contingent on the Board
       of Directors resolving to issue shares pursuant
       to  this resolution, and the Board of Directors
       to execute and do or procure to be executed
       and done, all such documents, deeds and things
       as it may consider necessary in connection
       with the issue of such shares including, without
       limitation, determining the size of the issue,
       the issue price, the use of proceeds from the
       issue, the target of the issue and the place
       and time of the issue, making all necessary
       applications to the relevant authorities, entering
       into an underwriting agreement or any other
       agreements, and making all necessary filings
       and registrations with the relevant PRC, Hong
       Kong and other authorities; aAuthority expires
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the 12
       months perioda

       Transact other matters                                    Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 CHINA SHINEWAY PHARMACEUTICAL GROUP LTD                                                     Agenda Number:  701197267
--------------------------------------------------------------------------------------------------------------------------
    Security:  G2110P100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Apr-2007
        ISIN:  KYG2110P1000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited financial statements and              Mgmt          For                            For
       the reports of the Directors and the Auditors
       for the YE 31 DEC 2006

2.A    Declare a final dividend for the YE 31 DEC 2006           Mgmt          For                            For

2.B    Declare a special dividend for the YE 31 DEC              Mgmt          For                            For
       2006

3.A    Re-elect Mr. Li Huimin as a Director                      Mgmt          For                            For

3.B    Re-elect Mr. Ren Dequan as a Director                     Mgmt          For                            For

3.C    Re-elect Mr. Li Kung Man as a Director                    Mgmt          For                            For

3.D    Re-elect Ms. Cheng Li as a Director                       Mgmt          For                            For

3.E    Authorize the Board of Directors to fix the               Mgmt          For                            For
       remuneration of the Directors

4.     Re-appoint Deloitte Touche Tohmatsu as the Auditors       Mgmt          For                            For
       and authorize the Board of Directors to fix
       their remuneration

5.A    Authorize the Directors, subject to this resolution,      Mgmt          For                            For
       during the relevant period aas specifieda to
       repurchase shares of HKD 0.10 each in the capital
       of the Company on The Stock Exchange of Hong
       Kong Limited athe Stock Exchangea or on any
       other stock exchange on which the securities
       of the Company may be listed and recognized
       by the Securities and Futures Commission of
       Hong Kong and the Stock Exchange for this purpose,
       subject to and in accordance with all applicable
       laws and the requirements of the Rules Governing
       the Listing of Securities on the Stock Exchange
       aListing Rulesa or of any other stock exchange
       as amended from time to time; the aggregate
       nominal amount of shares of the Company which
       the Directors of the Company are authorized
       to repurchase pursuant to the approval in this
       resolution shall not exceed 10% of the aggregate
       nominal amount of the issued share capital
       of the Company as at the date of the passing
       of this resolution and the said approval shall
       be limited accordingly; aAuthority expires
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM of the Company is
       required by the Law to be helda

5.B    Authorize the Directors, subject to this resolution,      Mgmt          Against                        Against
       to allot, issue and deal with additional shares
       of HKD 0.10 each in the capital of the Company
       and to make or grant offers, agreements and
       options aincluding bonds, warrants and debentures
       convertible into shares of the Company) which
       would or might require the exercise of such
       power; during the relevant period aas specifieda
       to make or grant offers, agreements and options
       aincluding bonds, warrants and debentures convertible
       into shares of the Companya which would or
       might require the exercise of such powers after
       the end of the relevant period; the aggregate
       nominal amount of the share capital allotted
       or agreed conditionally or unconditionally
       to be allotted awhether pursuant to an option
       or otherwisea and issued by the Directors of
       the Company pursuant to the approval in this
       resolution, other than pursuant to i) a rights
       issue aas specifieda; ii) an issue of shares
       under any option scheme or similar arrangement
       for the time being adopted for the grant or
       issue of shares or rights to acquire shares
       of the Company; iii) an issue of shares upon
       the exercise of the subscription or conversion
       rights under the terms of any warrants or any
       securities of the Company which are convertible
       into shares of the Company; or iv) an issue
       of shares as scrip dividends pursuant to the
       Articles of Association of the Company from
       time to time, shall not exceed 20% of the aggregate
       nominal amount of the issued share capital
       of the Company as at the date of the passing
       of this resolution, and the said approval shall
       be limited accordingly; aAuthority expires
       at earlier of the conclusion of the next AGM
       of the Company; or the expiration of the period
       within which the next AGM of the Company is
       required by the Law to be helda

5.C    Approve, subject to the passing of the Resolution         Mgmt          Against                        Against
       5.A and 5.B as specified convening this meeting,
       the general mandate granted to the Directors
       of the Company to allot, issue and deal with
       additional shares pursuant to Resolution 5.B
       as specified convening this meeting be extended
       by the addition thereto of an amount representing
       the aggregate nominal amount of shares capital
       of the Company repurchased by the Company under
       the authority granted pursuant to Resolution
       5.A as specified convening this meeting, provided
       that such extended amount of shares so repurchased
       shall not exceed 10% of the aggregate nominal
       amount of the issued share capital of the Company
       as at the date of passing of this resolution




--------------------------------------------------------------------------------------------------------------------------
 CLARIANT AG, MUTTENZ                                                                        Agenda Number:  701156071
--------------------------------------------------------------------------------------------------------------------------
    Security:  H14843165                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  02-Apr-2007
        ISIN:  CH0012142631
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET. PLEASE CONTACT YOUR ADP CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       PLEASE NOTE THAT THIS IS THE PART II OF THE               Non-Voting
       MEETING NOTICE SENT UNDER MEETING 365274, INCLUDING
       THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
       YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
       AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
       DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
       THAT ARE SUBMITTED AFTER THE ADP CUTOFF DATE
       WILL BE PROCESSED ON A BEST EFFORT BASIS. THANK
       YOU.

1.     Approve the annual report 2006 as well as acknowledgement Mgmt          No vote
       of the reports of the Auditor and the Group
       Auditor

2.     Grant discharge to the Supervisory Board and              Mgmt          No vote
       the Board of Directors

3.     Approve the appropriation of balance sheet profit         Mgmt          No vote

4.     Approve to reduct the share capital through               Mgmt          No vote
       repayment of nominal value of shares

5.1    Re-elect Mr. Tony Reis as the Director                    Mgmt          No vote

5.2.1  Elect Dr. Rudolf Wehrli as the Director                   Mgmt          No vote

5.2.2  Elect Dr. Juerg Witmer as the Director                    Mgmt          No vote

6.     Re-elect the Auditors and the Group Auditor               Mgmt          No vote
       2007




--------------------------------------------------------------------------------------------------------------------------
 COATES HIRE LIMITED COA                                                                     Agenda Number:  701069812
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q2593K106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Oct-2006
        ISIN:  AU000000COA0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Receive and approve the financial statements              Non-Voting
       and reports of the Directors and the Auditor
       in respect of the YE 30 JUN 2006

1.     Adopt the remuneration report for the YE 30               Mgmt          For                            For
       JUN 2006

2.     Elect Mr. W. S. Cutbush as a Non-executive Director       Mgmt          For                            For
       and Chairman of the Company , who retires
       by rotation in accordance with Article 82 of
       the Constitution

3.     Elect Mr. Garry J. Woods as a Executive Director,         Mgmt          For                            For
       who retires by rotation in accordance with
       Article 82 of the Constitution

4.     Re-elect Mr. Vince. P. Gauci as a Director,               Mgmt          For                            For
       who was appointed by the Board as a Non-Executive
       Director on 08 SEP 2006 in accordance with
       Article 80 of the Constitution

5.     Re-elect Mr. David. S. Karpin as a Director,              Mgmt          For                            For
       who was appointed by the Board as a Non-executive
       Director on 08 SEP 2006 in accordance with
       Article 80 of the Constitution




--------------------------------------------------------------------------------------------------------------------------
 COBHAM PLC                                                                                  Agenda Number:  701240424
--------------------------------------------------------------------------------------------------------------------------
    Security:  G41440143                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  06-Jun-2007
        ISIN:  GB00B07KD360
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the reports of the Directors and the              Mgmt          For                            For
       Auditors and the audited financial statements
       for the YE 31 DEC 2006 now laid before the
       meeting

2.     Approve the Directors  remuneration report for            Mgmt          For                            For
       the YE 31 DEC 2006 contained in the 2006 annual
       report and accounts now laid before the meeting

3.     Declare the final dividend of 2.64p per ordinary          Mgmt          For                            For
       share of 2.5p recommended by the Directors
       payable on 06 JUL 2007 to ordinary shareholders
       on the register as at the close of business
       on 01 JUN 2007

4.     Re-appoint Mr. M.H. Ronald as a Director                  Mgmt          For                            For

5.     Re-appoint Mr. M. Beresford as a Director                 Mgmt          For                            For

6.     Re-appoint Mr. A.E. Cook as a Director                    Mgmt          For                            For

7.     Re-appoint Mr. A.J. Stevens as a Director                 Mgmt          For                            For

8.     Re-appoint Mr. W.G. Tucker as a Director                  Mgmt          For                            For

9.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors of the Company until the conclusion
       of the next general meeting at which accounts
       are laid before the Company

10.    Authorize the Directors to determine the remuneration     Mgmt          For                            For
       of the Auditors

11.    Approve the rules of The Cobham Plc Performance           Mgmt          For                            For
       Share Plan 2007 athe Plana, as specified; and
       authorize the Directors of the Company, or
       a duly authorized Committee of the Directors,
       to do anything they consider necessary or expedient
       to carry the Plan into effect

12.    Approve the amendments to rules of The Cobham             Mgmt          For                            For
       Executive Share Option Scheme 2004 athe Schemea,
       as specified; and authorize the Directors of
       the Company, or a duly authorized Committee
       of the Directors, to do anything they consider
       necessary or expedient to achieve the amendments,
       including obtaining the approval of Her Majesty
       s Revenue and Customs to the amendments to
       Part A of the Scheme

13.    Approve, pursuant to Paragraph 10(2), Schedule            Mgmt          For                            For
       5 of the Companies Act 2006, and without prejudice
       to the existing provisions of the Articles
       of Association of the Company, the Company
       may send or supply documents or information
       to Members by making them available on a website;
       and the Company may use electronic means awithin
       the meaning of the Disclosure Rules and Transparency
       Rules Sourcebook published by the Financial
       Services Authoritya to convey information to
       Members

S.14   Authorize the Company, in accordance with Article         Mgmt          For                            For
       11 of the Company s Articles of Association,
       to make market purchases aSection 163 of the
       Companies Act 1985a of up to GBP 113,386,928
       ordinary shares of 2.5p each in the capital
       of the Company, and not more than 105% above
       the average market value for such shares derived
       from the London Stock Exchange Daily Official
       List, for the 5 business days preceding the
       date of purchased and the amount stipulated
       by Article 5(1) of the Buy-back and Stabilization
       Regulation 2003; the minimum price which may
       be paid per ordinary share in the nominal value
       of such ordinary share ain each case exclusive
       of expenses (if any) payable by the Company;
       aAuthority expires the earlier of the conclusion
       of the AGM of the Company in 2008 or 05 SEP
       2008a; the Company, before the expiry, may
       make a contract to purchase ordinary shares
       which will or may be executed wholly or partly
       after such expiry

15.    Authorize the Directors, in accordance with               Mgmt          For                            For
       Article 6 of the Company s Articles of Association,
       to allot relevant securities up to an aggregate
       nominal amount of GBP 8,633,268; aAuthority
       expires the earlier of the next AGM of the
       Company or 05 SEP 2008a; and all previous unutilized
       authorities under Section 80 of the Companies
       Act 1985 shall cease to have effect asave to
       the extent that the same are exercisable pursuant
       to Section 80(7) of the Companies Act 1985
       by reason of any offer or agreement made prior
       to the date of this resolution, which would
       or might require relevant securities to be
       allotted on or after the date of this resolution

S.16   Authorize the Directors, in accordance with               Mgmt          For                            For
       Article 7 of the Company s Articles of Association,
       to allot equity securities for cash, in connection
       with Article 7(a)(i) of the Company s Articles
       of Association be limited to the allotment
       of equity securities having a nominal amount
       not exceeding in aggregate GBP 1,417,337; aAuthority
       expires the earlier of the conclusion of the
       AGM of the Company or 05 SEP 2008a; and all
       previous authorities under Section 95 of the
       Companies Act 1985 shall cease to have effect




--------------------------------------------------------------------------------------------------------------------------
 COLLINS STEWART TULLET PLC                                                                  Agenda Number:  701095766
--------------------------------------------------------------------------------------------------------------------------
    Security:  G4934D107                                                             Meeting Type:  CRT
      Ticker:                                                                        Meeting Date:  23-Nov-2006
        ISIN:  GB0000710060
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve  with or with out modification  a Scheme          Mgmt          For                            For
       of Arrangement proposed to be made between
       Collins Stewart Tullett Plc  the Company  and
       the holders of the Scheme Shares




--------------------------------------------------------------------------------------------------------------------------
 COLLINS STEWART TULLET PLC                                                                  Agenda Number:  701096364
--------------------------------------------------------------------------------------------------------------------------
    Security:  G4934D107                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  23-Nov-2006
        ISIN:  GB0000710060
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Authorize the Directors of the Company, to take           Mgmt          For                            For
       all such action as they may consider necessary
       or appropriate for carrying the Scheme of Arrangement
       dated 31 OCT 2006 in its original from or with
       or subject to any modification, addition or
       condition approved or imposed by the Court
       the Scheme  to be made between the Company
       and the Scheme share owners  as specified in
       the Scheme  into effect; and for the purpose
       of giving effect to the Scheme: a) the issued
       share capital of the Company be reduced by
       canceling and extinguishing the Scheme shares
       as defined in the Scheme ; and b) forthwith
       and contingently upon such reduction of capital
       taking effect the authorized share capita of
       the Company be increased to is former amount
       by the creation of such number of ordinary
       shares of 25 pence each in the capital of the
       Company  New Shares  as shall be equal to the
       aggregate number the Scheme shares  as defined
       in the Scheme  cancelled pursuant to this resolution;
       the Company shall apply the credit arising
       in its books of account on such reduction of
       capital in paying up, in full at par, the New
       Shares which shall be allotted and issued,
       credited as fully paid, to New CST plc  as
       defined in the Scheme  and/or its nominee or
       nominees; and authorize the Directors of the
       Company for the purposes of Section 80 of the
       Companies Act 1985, to allot new shares provided
       that the maximum number of shares which may
       be allotted hereunder shall be aggregated nominal
       amount of the new shares created pursuant to
       this resolution;  Authority expires on the
       next AGM of the Company ; and this authority
       shall be in addition to any subsisting authority
       on the Directors of the Company pursuant to
       the said Section 80; and conditional on the
       Scheme becoming effective the Company s shares
       be de-listed from the official list of the
       UK Listing Authority; and amend the Articles
       of Association of the Company and inclusion
       of the new Article 145 as specified; and with
       effect from the passing of this resolution
       one authorized but unissued ordinary share
       of the Company be reclassified as a deferred
       share of 25 pence, such deferred share to have
       all the rights of an ordinary share as specified
       in the Articles of Association of the Company,
       save that: i) the holder of the deferred share
       shall not be entitled, otherwise than pursuant
       to the Scheme, to receive a dividend nor to
       have any other right of participation in the
       profits of the Company; ii) the holder of the
       deferred shares shall have no right or vote
       at the general meeting of the Company; iii)
       on a return of capital on the winding-up of
       the Company or otherwise, the holder of the
       deferred share shall be entitled, subject to
       the payment to the holders of all other classes
       of shares of the amount paid up on such shares,
       to a repayment of the capital paid up on the
       deferred share, but shall have no further rights
       of participation in the assets of the Company;
       authorize the Board, for the purposes of Section
       80 of the Companies Act 1985 to allot the said
       deferred share provided that;  Authority expires
       at the conclusion of the next AGM of the Company;
       and this authority shall be in addition and
       without prejudice to any authority under the
       said Section 80 previously granted and in force
       on the date on which this resolution is passed;
       pursuant to and during the period of the said
       authority the Board be empowered to allot the
       said deferred share wholly for cash a if Section
       89(1) of the Companies Act 1985 did not apply
       to any such allotment

S.2    Approve, subject to the passing of the Resolution         Mgmt          For                            For
       Number S.1 as specified, the Collins Stewart
       Group Transfer  as specified  the Demerger
       as defined in the Scheme Circular  and the
       new CST reduction of capital  as defined in
       the Scheme Circular  each as described in the
       Part 2 of the Scheme Circular; and authorize
       the Directors to take all such action as they
       may consider necessary or appropriate for carrying
       such transfer, demerger and reduction of capital
       into effect

S.3    Approve, subject to the Scheme and the Demerger           Mgmt          For                            For
       becoming effective, the Collins Stewart Group
       Reduction of capital  as specified ; and authorize
       the Directors to take all such action as they
       may consider necessary or appropriate for carrying
       such reduction of capital into effect

4.     Approve, subject to the passing the resolution            Mgmt          For                            For
       S.1 and S.2 as specified, the acquisition
       as specified  on the terms and subject to the
       conditions contained in the Acquisition Agreement
       as specified , and all agreements and arrangements
       made or entered into, or which may in the future
       be made or entered into by the Company or any
       of its subsidiaries in connection with. or
       which or ancillary to, the Acquisition or the
       Acquisition Agreements; and authorize the Directors
       or any duly constituted committee thereof
       of the Company to make any non-material amendment,
       variation or waiver or extension to the terms
       or conditions of the Acquisition or the Acquisition
       Agreement which the Directors  or any duly
       constituted committee thereof  consider necessary
       or appropriate and to do all such other things
       as they may consider necessary or appropriate
       in connection with the acquisition

5.     Approve, conditional on the Scheme becoming               Mgmt          Against                        Against
       effective, the rules of the New CST Long Term
       Incentive Plan   the New CST LTIP , as specified
       and authorize the Directors of the New CST
       plc or a duly authorized Committee of them,
       to do all such acts and things as they may
       consider necessary or expedient to carry the
       New CST LTIP into effect and authorize the
       Directors of the New CST plc or duly authorized
       Committee of them, to establish any schedule
       to the New CST LTIP as they may consider necessary
       in relation to any employee in jurisdictions
       outside the United Kingdom, with any modification
       necessary or desirable to take account of local
       securities laws, exchange control and tax legislation,
       provided that any ordinary shares in the capital
       of the New CST plc made available under any
       schedule are treated as counting against the
       relevant limits on individual and overall participation
       in the New CST LTIP

6.     Approve, conditional on the Scheme becoming               Mgmt          For                            For
       effective, the rules of the New CST Share Savings
       Plan   the New CST SSP , as specified and authorize
       the Directors of the New CST plc or a duly
       authorized Committee of them, to do all such
       acts and things as they may consider necessary
       or expedient to carry the New CST SSP into
       effect  including making any amendments required
       to the rules in order to obtain the approval
       to them of Her Majesty s Revenue and Customs
       and to establish any schedule to the New CST
       SSP they consider necessary in relation to
       employees in jurisdictions outside the United
       Kingdom, with any modification necessary or
       desirable to take account of local securities
       laws, exchange control and tax legislation,
       provided that any ordinary shares in the capital
       of the New CST plc made available under any
       schedule are treated as counting against the
       relevant limits on individual and overall participation
       in the New CST SSP

7.     Approve, conditional on the Scheme and Demerger           Mgmt          For                            For
       becoming effective, the rules of the Collins
       Stewart Long Term Incentive Plan   the CS LTIP
       , as specified and authorize the Directors
       of Collins Stewart plc or a duly authorized
       Committee of them, to do all such acts and
       things as they may consider necessary or expedient
       to carry the CS LTIP into effect and to establish
       any schedule to the CST LTIP as they consider
       necessary in relation to employees in jurisdictions
       outside the United Kingdom, with any modification
       necessary or desirable to take account of local
       securities laws, exchange control and tax legislation,
       provided that any ordinary shares in the capital
       of the Collins Stewart plc made available under
       any schedule are treated as counting against
       the relevant limits on individual and overall
       participation in the CS LTIP

8.     Approve, conditional on the Scheme and Demerger           Mgmt          For                            For
       becoming effective, the rules of the Collins
       Stewart Share Saving Plan  the CS SSP , as
       specified and authorize the Directors of Collins
       Stewart plc or a duly authorized Committee
       of them, to do all such acts and things as
       they may consider necessary or expedient to
       carry the CS SSP into effect  including making
       any amendments required to the rules in order
       to obtain the approval to them of Her Majesty
       s Revenue and Customs  and to establish any
       schedule to the CS SSP they consider necessary
       in relation to employees in jurisdictions outside
       the United Kingdom, with any modification necessary
       or desirable to take account of local securities
       laws, exchange control and tax legislation,
       provided that any ordinary shares in the capital
       of the Collins Stewart plc made available under
       any schedule are treated as counting against
       the relevant limits on individual and overall
       participation in the CS SSP




--------------------------------------------------------------------------------------------------------------------------
 COMPAGNIE D'ENTREPRISES CFE SA, BRUXELLES                                                   Agenda Number:  701188256
--------------------------------------------------------------------------------------------------------------------------
    Security:  B27818101                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  03-May-2007
        ISIN:  BE0003310126
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A MIX MEETING. THANK             Non-Voting
       YOU.

       IMPORTANT MARKET PROCESSING REQUIREMENT:  A               Non-Voting
       BENEFICIAL OWNER SIGNED POWER OF ATTORNEY (POA)
       IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
       VOTING INSTRUCTIONS IN THIS MARKET.  ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED.  IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS.
       IF AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE.  THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

A.1    Receive the report of the Management Board and            Mgmt          No vote
       the Supervisory Board for FY 2006

A.2    Adopt the 2006 financial statement                        Mgmt          No vote

A.3    Approve the consolidated annual account as per            Mgmt          No vote
       31 DEC 2006

A.4    Approve the destination of the profit                     Mgmt          No vote

A.5    Grant discharge the Management Board                      Mgmt          No vote

A.6    Grant discharge the Supervisor                            Mgmt          No vote

a.7.1  Approve the Statutory Nominations of Mr. R.               Mgmt          No vote
       Francioli

A.7.2  Approve the Statutory Nominations of BVBA Ciska           Mgmt          No vote
       Servais represented by Mrs. C. Servais

A.7.3  Approve the Statutory Nominations of Deloitte             Mgmt          No vote
       Accountants B.V.

A.8    Approve the yearly remuneration for the Management        Mgmt          No vote
       Board

E.1    Approve the shareholders agreement of 06 MAR              Mgmt          No vote
       2007 between Societe Nationale D  Investissement
       SA and CFE




--------------------------------------------------------------------------------------------------------------------------
 CUMERIO SA, BRUXELLES                                                                       Agenda Number:  701152287
--------------------------------------------------------------------------------------------------------------------------
    Security:  B3301K103                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  30-Mar-2007
        ISIN:  BE0003819365
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. SHOULD YOU
       HAVE ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE AT ADP. THANK YOU

       MARKET RULES REQUIRE ADP TO DISCLOSE BENEFICIAL           Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS.
       IF AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR ADP CLIENT SERVICE REPRESENTATIVE.
       THIS INFORMATION IS REQUIRED IN ORDER FOR
       ADP TO LODGE YOUR VOTE

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       26 APR 2007. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

1.     Approve the renewal of the authorization regarding        Mgmt          No vote
       the acquisition of Treasury Shares

2.     Adopt the Article 53 of the Articles of Association       Mgmt          No vote
       regarding Dematerialised Securities

3.     Amend the Article 26 aLast Alineaa of the Articles        Mgmt          No vote
       of the Association regarding voting by letter




--------------------------------------------------------------------------------------------------------------------------
 CUMERIO SA, BRUXELLES                                                                       Agenda Number:  701181238
--------------------------------------------------------------------------------------------------------------------------
    Security:  B3301K103                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  26-Apr-2007
        ISIN:  BE0003819365
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE. THANK YOU.

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED. THANK YOU.

1.     Receive the report of the Board of Directors              Non-Voting
       related to the accounting year 2006 consolidated
       annual accounts as at 31 DEC 2006

2.     Receive the report of the commissaire related             Non-Voting
       to the accounting year 2006

3.     Receive the report of the president of the audit          Non-Voting
       committee

4.     Approve the annual accounts as at 31 DEC 2006             Mgmt          No vote

5.     Approve the distribution of profit and dividend           Mgmt          No vote

6      Authorize the Members of the Board of Directors           Mgmt          No vote
       for the exercise of their mandate during the
       YE 31 DEC 2006

7.     Grant discharge to the commissaire for the exercise       Mgmt          No vote
       of their mandate during the YE 31 DEC 2006

8.     Appoint a new Director for a 4 year period                Mgmt          No vote

9.     Re-elect 3 Directors for a 4 year period                  Mgmt          No vote

10.    Approve the fees of the Board of Directors for            Mgmt          No vote
       the accounting year 2007




--------------------------------------------------------------------------------------------------------------------------
 CURANUM AG, MUENCHEN                                                                        Agenda Number:  701250451
--------------------------------------------------------------------------------------------------------------------------
    Security:  D1648V103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  21-Jun-2007
        ISIN:  DE0005240709
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS 31 MAY 2007, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU.

1.     Presentation of the financial statements and              Non-Voting
       annual report for the 2006 FY with the report
       of the Supervisory board, the Group financial
       statements and the Group annual report and
       the report of the Board of Managing Directors
       pursuant to Sections 289(4) and 3 15(4) of
       the German Commercial Code

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 16,801,088.55 as follows: payment
       of a dividend of EUR 0.10 per no-par share,
       EUR 13,535,088.55 shall be carried forward,
       ex-dividend and payable date: 22 JUN 2007

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Renewal of the authorization to acquire own               Mgmt          For                            For
       shares, the Company shall be authorized to
       acquire own shares of up to 10% of its share
       capital, at prices not deviating more than
       5% from the market price of the shares, on
       or before 20 DEC 2008; the Board of Managing
       Directors of Managing Directors shall be authorized
       to retire the shares and to use the shares
       for acquisition purposes

6.     Resolution on the authorization to issue convertible      Mgmt          Against                        Against
       and/or warrant bonds, the creation of Contingent
       Capital III, and the corresponding amendment
       to the Articles of Association; the Board of
       Managing Directors shall be authorized, with
       the consent of the Supervisory Board, to issue
       bearer and/or registered bonds of up to EUR
       50,000,000, conferring convertible and/or option
       rights for new shares of the Company, on or
       before 20 JUN 2012; shareholders shall be granted
       subscription rights except for the issue of
       bonds conferring convertible and/or option
       rights for shares of the Company of up to 10%
       of its share capital if such bonds are issued
       at a price not materially below their theoretical
       market value, for residual amounts, for the
       issue of bonds against payment in kind, and
       for the granting of such rights to other bondholders;
       the Company's share capital shall be increased
       accordingly by up to EUR 8,165,000 through
       the issue of up to 8,165,000 new bearer no-par
       shares, insofar as convertible and/or option
       rights are exercised

7.     Elections the Supervisory Board                           Mgmt          Against                        Against

8.     Appointment of the Auditors for the 2007 FY:              Mgmt          For                            For
       Wirtschaftstreuhand Gmbh, Stuttgart




--------------------------------------------------------------------------------------------------------------------------
 DAISEKI CO.,LTD.                                                                            Agenda Number:  701241515
--------------------------------------------------------------------------------------------------------------------------
    Security:  J10773109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-May-2007
        ISIN:  JP3485600005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 DALIAN PORT (PDA) COMPANY LTD, CENTRAL HONG KONG PRC                                        Agenda Number:  701229848
--------------------------------------------------------------------------------------------------------------------------
    Security:  G2739Z109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  12-Jun-2007
        ISIN:  CN000A0JKWN8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the report of the Board of Directors              Mgmt          For                            For
       of the Company for the year of 2006

2.     Approve the report of the Supervisory Committee           Mgmt          For                            For
       of the Company for the year of 2006

3.     Approve the report of the Auditors and audited            Mgmt          For                            For
       consolidated financial statements of the Company
       for the year ended 31 DEC 2006

4.     Approve the final dividend distribution for               Mgmt          For                            For
       the year ended 31 DEC 2006

5.     Appoint Deloitte Touche Tohmatsu CPA Ltd as               Mgmt          For                            For
       the PRC Auditors of the Company and Deloitte
       Touche Tohmatsu as the International Auditor
       of the Company to hold office until the conclusion
       of the next AGM and authorize the Board of
       Directors to fix their remunerations, respectively

6.     Approve the Executive Directors  remuneration             Mgmt          For                            For
       and the adjustment of Independent Non-Executive
       Director s remuneration

7.     Approve the adjustment of Independent Supervisor          Mgmt          For                            For
       s remuneration

S.8    Authorize the Directors of the Company to allot,          Mgmt          Against                        Against
       issue and deal with additional domestic shares
       and/or H shares in the capital of the Company
       and make or grant offers, agreements and options
       during and after the relevant period, not exceeding
       20% of the aggregate nominal amount of the
       domestic shares and H shares of the Company,
       the Board of Directors will only exercise its
       power under such mandate in accordance with
       the Company Law of the People s Republic of
       China and the rules Governing the Listing of
       Securities on The Stock Exchange of Hong Kong
       Limited aas amended from time to timea and
       only if necessary approval from the China Securities
       Regulatory Commission; aAuthority expires the
       earlier of the conclusion of the next AGM of
       the Company or the expiration of the period
       within which the next AGM is to be held by
       lawa; Authorize the Board of Directors to approve,
       execute and do or procure to be executed and
       done, all such documents, deeds and things
       as it may consider necessary in connection
       with the issue of such new shares aincluding
       without limitation, determining the time and
       place of issue, making all necessary application
       to the relevant authorities, entering into
       underwriting agreements or any other agreements
       and determining the use of proceedsa; Authorize
       the Board of Directors to make such amendments
       to the Articles of Association in connection
       with an increase of the registered capital
       of the Company to reflect the new capital structure
       of the Company upon the allotment and issuance
       of new shares of the Company as contemplated
       in this special resolution and apply for all
       necessary approval and make all necessary filings
       and registrations with the relevant PRC, Hong
       Kong and other relevant authorities

S.9    Approve the amendment to the Articles 6, 11,              Mgmt          For                            For
       21, 86, 99, 202 of the Articles of Association,
       as specified and authorize the Board of Directors
       to make all necessary application for approval,
       filings and registrations with the relevant
       PRC, Hong Kong and other relevant authorities




--------------------------------------------------------------------------------------------------------------------------
 DAVIDE CAMPARI - MILANO SPA, MILANO                                                         Agenda Number:  701178154
--------------------------------------------------------------------------------------------------------------------------
    Security:  T24091117                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  24-Apr-2007
        ISIN:  IT0003849244
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       26 APR 2007.  CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting
       OF RECORD DATE AND DELETION OF A COMMENT. PLEASE
       ALSO NOTE THE NEW CUT-OFF IS 16 APR 2007. IF
       YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE
       DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.

1.     Approve the financial statements at 31 DEC 2006,          Mgmt          No vote
       and ajournment thereof

2.     Appoint the Board of Directors                            Mgmt          No vote

3.     Appoint the Board of Auditors                             Mgmt          No vote

4.     Approve the extension of commitment to Audit              Mgmt          No vote
       Firm

5.     Grant authority to buy and sell own shares                Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 DAVIS SERVICE GROUP PLC                                                                     Agenda Number:  701170324
--------------------------------------------------------------------------------------------------------------------------
    Security:  G26796147                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  23-Apr-2007
        ISIN:  GB00B0F99717
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the annual report and accounts          Mgmt          For                            For
       for the YE 31 DEC 2006

2.     Approve the report on Director s remuneration             Mgmt          For                            For
       for the YE 31 DEC 2006

3.     Approve the payment of a final dividend of 12.4           Mgmt          For                            For
       pence per ordinary share of 30 pence each in
       the capital of the Company

4.     Elect Mr. Rene. H. Schuster as a Director                 Mgmt          For                            For

5.     Re-elect Mr. I. R. Dye as a Director                      Mgmt          For                            For

6.     Re-elect Mr. J. D. Burns as a Director                    Mgmt          For                            For

7.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors to the Company to hold office until
       the conclusion of the next general meeting
       at which accounts are laid before members and
       authorize the Directors to determine their
       remuneration

8.     Authorize the Board, for the purpose of Section           Mgmt          For                            For
       80 of the Companies Act 1985, to allot relevant
       securities up to an aggregate nominal amount
       of GBP 17,070,000; aAuthority expires at the
       conclusion of the AGM of the Company next yeara;
       and the Directors may allot relevant securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry

S.9    Authorize the Board, subject to the passing               Mgmt          For                            For
       of Resolution No. 8 and pursuant to Section
       95 of the Companies Act 1985, to allot equity
       securities aSection 94 of the Acta for cash,
       disapplying the statutory pre-emption rights
       aSection 89(1)a, provided that this power is
       limited to the allotment of equity securities:
       a) in connection with a rights issue in favor
       of ordinary shareholders; b) up to an aggregate
       nominal amount of GBP 2,560,000; aAuthority
       expires the earlier of the conclusion of the
       next AGM of the Company a; and the Directors
       may allot equity securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

S.10   Authorize the Company, for the purpose of Section         Mgmt          For                            For
       166 of the Companies Act 1985, to make market
       purchases aSection 163(3) of the Acta of up
       to 17,070,000 ordinary shares of 30 pence each
       in the capital of the Company, at a minimum
       price of 30 pence and up to 105% of the average
       middle market quotations for such shares derived
       from the London Stock Exchange Daily Official
       List, over the previous 5 business days; aAuthority
       expires the earlier of the conclusion of the
       next AGM of the Company or 18 monthsa; the
       Company, before the expiry, may make a contract
       to purchase ordinary shares which will or may
       be executed wholly or partly after such expiry




--------------------------------------------------------------------------------------------------------------------------
 DCA GROUP LTD                                                                               Agenda Number:  701073772
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q31260104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  03-Nov-2006
        ISIN:  AU000000DVC9
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial report of DCA Group Limited         Non-Voting
       and its controlled entities and the reports
       of the Directors and the Auditor for the YE
       30 JUN 2006 and the Auditor s report thereon

2.     Adopt the remuneration report of DCA Group Limited        Mgmt          For                            For
       and its controlled entities for the YE 30 JUN
       2006 as set out in the Directors  report

3.1    Re-elect Ms. Helen Kurincic as a Director of              Mgmt          For                            For
       the Company, who retires in accordance with
       the Constitution of the Company and the Stock
       Exchange Listing Rules

3.2    Re-elect Mr. Allan McDonald as a Director of              Mgmt          For                            For
       the Company, who retires in accordance with
       the Company s Constitution

       Transact any other business                               Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 DCA GROUP LTD                                                                               Agenda Number:  701100163
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q31260104                                                             Meeting Type:  CRT
      Ticker:                                                                        Meeting Date:  08-Dec-2006
        ISIN:  AU000000DVC9
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A SCHEME MEETING. THANK          Non-Voting
       YOU.

1.     Approve, pursuant to and in accordance with               Mgmt          For                            For
       Section 411 of the Corporations Act, the Scheme
       of Arrangement between DCA and its ordinary
       shareholders, as specified, is agreed to  with
       or without modification as approved by the
       Federal Court of Australia




--------------------------------------------------------------------------------------------------------------------------
 DEVGEN NV, ZWIJNAARDE                                                                       Agenda Number:  701020442
--------------------------------------------------------------------------------------------------------------------------
    Security:  B33555127                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  04-Jul-2006
        ISIN:  BE0003821387
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A 2ND EGM. THANK YOU.            Non-Voting

       MARKET RULES REQUIRE ADP TO DISCLOSE BENEFICIAL           Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS.
       IF AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR ADP CLIENT SERVICE REPRESENTATIVE.
       THIS INFORMATION IS REQUIRED IN ORDER FOR
       ADP TO LODGE YOUR VOTE

       IMPORTANT MARKET PROCESSING REQUIREMENT:  A               Non-Voting
       BENEFICIAL OWNER SIGNED POWER OF ATTORNEY (POA)
       IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
       VOTING INSTRUCTIONS IN THIS MARKET.  ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED.  SHOULD YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       AT ADP.  THANK YOU

1.     Amend the Articles of Association concerning              Mgmt          For                            For
       the Character of shares in pursuance to the
       Law by 14 DEC 2000

2.     Amend the Articles of Association concerning              Mgmt          For                            For
       the notification formality by meetings of the
       Managing Board

3.     Amend the Articles of Association concerning              Mgmt          For                            For
       the special Committees

4.     Amend the Articles of Association concerning              Mgmt          For                            For
       the abolition of the temporarily condition
       for shareholders meetings

5.     Amend the Articles of Association concerning              Mgmt          For                            For
       the calling for the general shareholders meeting

6.     Amend the Articles of Association concerning              Mgmt          For                            For
       the lock-up of shares




--------------------------------------------------------------------------------------------------------------------------
 DEVGEN NV, ZWIJNAARDE                                                                       Agenda Number:  701013396
--------------------------------------------------------------------------------------------------------------------------
    Security:  B33555101                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  04-Jul-2006
        ISIN:  BE0172536709
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN EGM. THANK YOU.               Non-Voting

       MARKET RULES REQUIRE ADP TO DISCLOSE BENEFICIAL           Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR ADP CLIENT SERVICE REPRESENTATIVE.
       THIS INFORMATION IS REQUIRED IN ORDER FOR ADP
       TO LODGE YOUR VOTE

       IMPORTANT MARKET PROCESSING REQUIREMENT:  A               Non-Voting
       BENEFICIAL OWNER SIGNED POWER OF ATTORNEY (POA)
       IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
       VOTING INSTRUCTIONS IN THIS MARKET.  ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED.  SHOULD YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       AT ADP.  THANK YOU

1.     Amend the Articles of Association concerning              Mgmt          For                            For
       the character of shares in pursuance to the
       Law by 14 DEC 2000

2.     Amend the Articles of Association concerning              Mgmt          For                            For
       the notification formality by meeting of the
       Managing Board

3.     Amend the Articles of Association concerning              Mgmt          For                            For
       the Special Committees

4.     Amend the Articles of Association concerning              Mgmt          For                            For
       the abolition of the temporarily condition
       for shareholders meetings

5.     Amend the Articles of Association concerning              Mgmt          For                            For
       the calling of the general shareholders meeting

6.     Amend the Articles of Association concerning              Mgmt          For                            For
       the lock-up of shares




--------------------------------------------------------------------------------------------------------------------------
 DEVGEN NV, ZWIJNAARDE                                                                       Agenda Number:  701240171
--------------------------------------------------------------------------------------------------------------------------
    Security:  B33555127                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  01-Jun-2007
        ISIN:  BE0003821387
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE.

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED.

1.     Discussion on the annual report of the Board              Non-Voting
       Of Directors and the annual report pf the Statutory
       Auditor related to the annual accounts as at
       31 DEC 2006

2.     Approve the annual accounts as at 31 DEC 2006,            Mgmt          No vote
       including the appropriation of the results
       proposed therein by the Board of Directors

3.     Discussion of the annual report of the Board              Non-Voting
       of Directors and the annual report of the Statutory
       Auditor related to the annual consolidated
       accounts as at 31 DEC 2006

4.     Acknowledge the consolidated annual accounts              Non-Voting
       as at 31 DEC 2006

5.     Grant discharge to the Members of the Board               Mgmt          No vote
       of Directors and to the Statutory Auditor for
       the exercise of the mandate during the YE 31
       DEC 2006

6.     Re-appoint the Board of Directors and approve             Mgmt          No vote
       to set the allowances

7.     Re-appoint the Statutory Auditor and approve              Mgmt          No vote
       to set the allowance




--------------------------------------------------------------------------------------------------------------------------
 DOWA HOLDINGS CO.,LTD.                                                                      Agenda Number:  701278031
--------------------------------------------------------------------------------------------------------------------------
    Security:  J12432126                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2007
        ISIN:  JP3638600001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          Against                        Against
       to the New Commercial      Code, and Odd-Shares
       Rights

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

3      Appoint a Corporate Auditor                               Mgmt          For                            For

4      Appoint a Supplementary Outside Auditor                   Mgmt          For                            For

5      Appoint Accounting Auditors                               Mgmt          For                            For

6      Amend the Compensation to be Received by Corporate        Mgmt          For                            For
       Officers

7      Approve Execution of Anti-Takeover Defense Measures       Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 DRAX GROUP PLC, SELBY                                                                       Agenda Number:  701065775
--------------------------------------------------------------------------------------------------------------------------
    Security:  G2904K101                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  06-Oct-2006
        ISIN:  GB00B0MBCM68
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, subject to and conditional upon the              Mgmt          For                            For
       admission of the new ordinary shares  as specified
       to the Official List of the United Kingdom
       Listing Authority and to trading on the London
       Stock Exchange becoming effective: a) all the
       ordinary shares of 10 pence each in the capital
       of the Company which at 4:30 p.m. on 06 OCT
       2006  or such other time and date as the Directors
       of the Company may determine  are shown in
       the books of the Company as authorized whether
       issued or unissued shall be sub-divided into
       new ordinary shares of 10/29 pence each in
       the capital of the Company  the Intermediate
       Shares ; b) immediately thereafter: i) all
       intermediate shares that are unissued shall
       be consolidated into new ordinary shares of
       11 1/29 pence each in the capital of the Company
       the Unissued New Ordinary Shares , provided
       that, where such consolidation would otherwise
       result in a fraction of an unissued new ordinary
       share, that number of Intermediate Shares which
       would otherwise constitute such fraction shall
       be cancelled pursuant to Section 121(2)(e)
       of the Companies Act 1985; and ii) all Intermediate
       Shares that are in issue shall be consolidated
       into new ordinary shares of 11 1/29 pence each
       in the capital of the Company  the New Ordinary
       Shares , provided that, where such consolidation
       results in any member being entitled to a fraction
       of a new ordinary share, such fraction shall,
       so far as possible, be aggregated with the
       fractions of a new ordinary share to which
       other members of the Company may be entitled
       and authorize the Directors of the Company
       to sell  or appoint any other person to sell
       to any person , on behalf of the relevant Members,
       all the new ordinary shares representing such
       fractions at the best price reasonably obtainable
       in the market at the time of, or shortly after,
       the instruction to sell is given, and to distribute
       the proceeds of sale  net of expenses  in due
       proportion among the relevant members entitled
       thereto  save that any fraction of a penny
       which would otherwise be payable shall be rounded
       up or down in accordance with the usual practice
       of the registrar of the Company  and authorize
       any Director of the Company  or any person
       appointed by the Directors of the Company
       to execute an instrument of transfer in respect
       of such shares on behalf of the relevant Members
       and to do all acts and things as the Directors
       consider necessary or expedient to effect the
       transfer of such shares to, or in accordance
       with the Directions of, any buyer of any such
       shares

2.     Authorize the Company, subject to and conditional         Mgmt          For                            For
       on the passing of Resolution 1 above and the
       same becoming effective, in substitution for
       all such existing authorities, to make one
       or more market purchases  Section 163(3) of
       the Companies Act 1985  up to 36,800,000 of
       new ordinary shares on such terms and in such
       manner as the Directors of the Company may
       from time to time determine, at a minimum price
       which may be paid for a new ordinary share
       shall be the nominal amount of such new ordinary
       share and up to 105% of the average middle
       market quotations for a new ordinary share
       as derived from the London Stock Exchange Daily
       Official List for the 5 business days in respect
       of which such Daily Official List is published
       immediately preceding the day on which the
       share is contracted to be purchased;  Authority
       expires the earlier of the conclusion of the
       AGM of the Company in 2007 or on 12 AUG 2007
       ; and the Company, before the expiry, may make
       a contract to purchase its own shares which
       will or may be executed wholly or partially
       after the expiry




--------------------------------------------------------------------------------------------------------------------------
 EDF ENERGIES NOUVELLES, NANTERRE                                                            Agenda Number:  701228050
--------------------------------------------------------------------------------------------------------------------------
    Security:  F31932100                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  30-May-2007
        ISIN:  FR0010400143
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A MIX MEETING. THANK             Non-Voting
       YOU.

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.    The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative.

O.1    Receive the reports of the Board of the Directors         Mgmt          For                            For
       and the Auditors and approve the Company s
       financial statements for the YE in 2006, as
       presented

O.2    Receive the reports of the Board of the Directors         Mgmt          For                            For
       and the Auditors and approve the consolidated
       financial statements for the said FY, in the
       form presented to the meeting

O.3    Approve the recommendation of the Board of the            Mgmt          For                            For
       Directors and resolves that the income for
       the FY be appropriated as follows: the shareholders
       meeting resolves to record the loss for the
       year of EUR 322,237.00 as a deficit in retained
       earnings; following this appropriation, the
       retained earnings account will show a new balance
       of EUR 4,270,427.00, other reserves: EUR 3,080,071.00,
       retained earnings: EUR 4,270,427.00, distributable
       total EUR: 7,350,498.00, dividends distributed:
       EUR 6,826,020.70, drawn upon as follows: retained
       earnings: EUR 4,270,427.00 the balance from
       the other reserves: EUR 2,555,593.70, the shareholders
       will receive a net dividend of EUR 0.11 per
       share for 62,054,734 shares, and will entitle
       to the 40% deduction provided by the French
       tax code; this dividend will be paid on 15
       JUN 2007; in accordance with the regulation
       in force, the shareholders  meeting recalls
       that no dividend was paid for the previous
       3 FY s

O.4    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Articles L-225-38 Et
       Seq. of the French Commercial Code and approve
       the said report and the agreements referred
       to therein

O.5    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L-225-38, of
       the French Commercial Code and ratify the said
       report and the agreement referred to therein,
       according to Article L-225-42

O.6    Approve the reports of the Chairman of the Board          Mgmt          For                            For
       of the Directors on the conditions for the
       preparation and the organization of the work
       of the Board, and the Auditors on the internal
       audit procedures in accounting and financial
       matters

O.7    Approve to award total annual fees of EUR 80,000          Mgmt          For                            For
       to the Board of the Directors

O.8    Approve to renew the appointment of Mr. EDF,              Mgmt          Against                        Against
       as a Director for a 6-year period

O.9    Approve to renew the appointment of Mr. EDEV,             Mgmt          Against                        Against
       as a Director for a 6-year period

O.10   Ratify the co-optation of Mr. Jean-Louis Mathias          Mgmt          Against                        Against
       as a Director, to replace Mr. Paul Rossines,
       for the remainder of Mr. Paul Rossines  term
       of office, i.e. until the shareholders  meeting
       called to approve the financial statement for
       the FY 2009

O.11   Authorize the Board of the Directors: to buy              Mgmt          Against                        Against
       back the Company s shares on the open market,
       subject to the conditions described: maximum
       purchase price EUR: 65.00, maximum number of
       shares to be acquired 10% of the share capital,
       maximum funds invested in the share buybacks:
       EUR 150,000,000.00; aAuthority expires at the
       end of 18 monthsa; the number of shares acquired
       by the Company with a view to their retention
       or their subsequent slivery in payment or exchange
       as part of a merger, divestment or capital
       contribution cannot exceed 5% of its capital;
       and to take all necessary measure and accomplish
       all necessary formalities; this authorization
       supersedes the fraction unused of the authorization
       granted by the combined shareholders  meeting
       of 18 SEP 2006 in its Resolution 2

O.12   Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publication and other
       formalities prescribed by law

E.13   Authorize the Board of the Directors: to reduce           Mgmt          For                            For
       the share capital on one or more occasions,
       by canceling all or part of the shares held
       by the Company in connection with a Stock Repurchase
       Plan up to a maximum of 10% of the share capital
       over a 24 months period; aAuthority expires
       at the end of 18 monthsa; and to take all necessary
       measure and accomplish all necessary formalities;
       this authorization supersedes the fraction
       unused to eh authorization granted by the combined
       shareholders  meting of SEP 2006 in its Resolution
       11

E.14   Authorize the Board of the Directors: to grant,           Mgmt          Against                        Against
       for free, on one or more occasions, existing
       or future shares, in favors of the Employees,
       Managers and the Corporate Officers of the
       Company and related Companies; they may not
       represent more than 1% of the share capital;
       aAuthority expires at the end of 38 monthsa;
       and to take all necessary measures and accomplish
       all necessary formalities

E.15   Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by law




--------------------------------------------------------------------------------------------------------------------------
 EIFFAGE SA, ASNIERES SUR SEINE                                                              Agenda Number:  701170451
--------------------------------------------------------------------------------------------------------------------------
    Security:  F2924U106                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  18-Apr-2007
        ISIN:  FR0000130452
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       A Verification Period exists in France.  Verification     Non-Voting
       Period:  Registered Shares: 1 to 5 days prior
       to the meeting date, depends on company s by-laws.
       Bearer Shares: 6 days prior to the meeting
       date.    French Resident Shareowners must complete,
       sign and forward the Proxy Card directly to
       the sub custodian. Please contact your Client
       Service Representative to obtain the necessary
       card, account details and directions.     The
       following applies to Non-Resident Shareowners:
       Proxy Cards: Voting instructions will be
       forwarded to the Global Custodians that have
       become Registered Intermediaries, on the Vote
       Deadline Date. In capacity as Registered Intermediary,
       the Global Custodian will sign the Proxy Card
       and forward to the local custodian. If you
       are unsure whether your Global Custodian acts
       as Registered Intermediary, please contact
       your representative.    Trades/Vote Instructions:
       Since France maintains a Verification Period,
       for vote instructions submitted that have a
       trade transacted (sell) for either the full
       security position or a partial amount after
       the vote instruction has been submitted and
       the Global Custodian advises of the position
       change via the account position collection
       process, There is a process in effect which
       will advise the Global Custodian of the new
       account position available for voting. This
       will ensure that the local custodian is instructed
       to amend the vote instruction and release the
       shares for settlement of the sale transaction.
       This procedure pertains to sale transactions
       with a settlement date prior to Meeting Date
       + 1

O.1    Approve the Company s financial statements for            Mgmt          For                            For
       the YE 2006, as specified

O.2    Approve the consolidated financial statements             Mgmt          For                            For
       for the said FYE 2006, in the form presented
       to the meeting; accordingly, the shareholders
       meeting gives permanent discharge to the Members
       of the Board of Directors for the performance
       of their duties during the said FY

O.3    Approve the recommendations of the Board of               Mgmt          For                            For
       Directors and resolves that the income for
       the FY be appropriated as follows: distributable
       income: EUR 397,610,919.35 retained earnings:
       EUR 879,382,623.32 total: EUR 1,276,993,542.67;
       legal reserve: EUR 1,353,104.80 dividend for
       the 93,172,338 shares: EUR 93,172,338.00, i.e.
       EUR 1.00 per share retained earnings: EUR 1,182,468,099.87 total: EUR 1,276,993,542.67; the shareholders
       will receive a net dividend of EUR 1.00 per
       share, and will entitle to the 40 % deduction
       provided by the french tax code; this dividend
       will be paid on 27 APR 2007; in the event that
       the Company holds some of its own shares on
       such date, the amount of the unpaid dividend
       on such shares shall be allocated to the retained
       earnings account; as required by Law

O.4    Approve, after hearing the special report of              Mgmt          For                            For
       the Auditors on agreements governed by Article
       225 to 38 of the french commercial code, said
       report and the agreements referred to therein

O.5    Appoint, KPMG SA as an Statutory Auditor for              Mgmt          For                            For
       a 6-year period; MR. Bertrant Paulet as an
       Deputy Auditor for the Company KPMG SA

O.6    Appoint PricewaterhouseCoopers audit as an Statutory      Mgmt          For                            For
       Auditor of the Company for a 6-year period;
       Mr. Yves Nicolas as an Deputy Auditor for the
       Company PricewaterhouseCoopers audit

O.7    Authorize the Board of Directors to trade in              Mgmt          Against                        Against
       the Company s shares on the stock market, subject
       to the conditions described below: maximum
       purchase price: EUR 170.00 maximum number of
       shares to be acquired: 10% of the share capital,
       i.e. 9,317,233 shares maximum funds invested
       in the share buybacks: EUR 1,583,929,610.00;
       this authorization is given for an18-month
       period; this authorization supersedes the fraction
       unused of the authorization granted by the
       shareholders  meeting of 19 APR 2006 in its
       resolution number 5; delegate all powers to
       the Board of Directors to take all necessary
       measures and accomplish all necessary formalities

O.8    Approve to renew the appointment of Mr. Jean-Francois     Mgmt          Against                        Against
       Roverato as the Director for a 3-year period

O.9    Ratify the appointment of Mr. Benoit Heitz as             Mgmt          For                            For
       a Director, to replace Mrs. Veronique Morali,
       for the remainder of Mrs. Veronique Morali
       s term of office, i.e. until the close of the
       present shareholders  meeting

O.10   Approve to renew the appointment of Mr. Benoit            Mgmt          Abstain                        Against
       Heitz as a Director for a 3-year period

O.11   Appoint Mr. Jean-Claude Kerboeuf as a Director            Mgmt          Against                        Against
       for a 3-year period

E.12   Authorize the Board of Directors to issue 1               Mgmt          Against                        Against
       or more equity warrants free of charge, in
       the event of a public offer concerning the
       Company; the maximum nominal amount for the
       ordinary shares, that could be issued through
       the exercise of these warrants, that shall
       not exceed EUR 150,000,000.00; the maximum
       number of warrants to be issued shall not exceed
       the number of shares comprising the share capital.
       this authorization is granted for an 18-month
       period; delegate all powers to the Board of
       Directors to take all necessary measures and
       accomplish all necessary formalities

E.13   Approve to decrease to 5 market days, the declaration     Mgmt          Against                        Against
       period, by all individual or legal entity,
       of the statutory exceeding of the threshold
       representing 1% of the capital and the Company
       s voting rights; consequently, amend Article
       number 9 of the By Laws

E.14   Authorize the Board of Directors to reduce the            Mgmt          For                            For
       share capital, on 1 or more occasions, by cancelling
       all or part of the shares held by the Company
       in connection with the Stock Repurchase Plan
       decided in the resolution number 7, up to a
       maximum of 10% of the share capital over a
       24-month period; this authorization is given
       for an 18-month period; the shareholders  meeting
       delegates all powers to the Board of Directors
       to take all necessary measures and accomplish
       all necessary formalities

E.15   Authorize the Board of Directors: to increase             Mgmt          For                            For
       the capital, on 1 or more occasions, in france
       or abroad, by a maximum nominal amount of EUR
       150,000,000.00, by issuance, with preferred
       subscription rights maintained, of shares and
       securities giving aces to the share capital;
       the maximum nominal amount of debt securities
       which may be issued shall not exceed EUR 1,500,000,000.00;
       this authorization is granted for a 26-month
       period; to take all necessary measures and
       accomplish all necessary formalities; this
       delegation of powers supersedes the unused
       amounts of any and all earlier delegations
       to the same effect

E.16   Approve to increase the number of securities              Mgmt          For                            For
       to be issued in the event of a capital increase
       with preferential subscription right of shareholders,
       at the same price as the initial issue, within
       30 days of the closing of the subscription
       period and up to a maximum of 15% of the initial
       issue, this delegation is granted for a 26-month
       period, the amount capital increase shall count
       against the overall value set forth in Resolution
       number 15

E.17   Authorize the Board of Directors: to increase             Mgmt          For                            For
       the share capital up to 10% of the share capital,
       by way of issuing shares or securities giving
       access to the capital, in consideration for
       the contributions in kind granted to the Company
       and comprised of capital securities or securities
       giving access to share capital, this authorization
       is granted for a 26-month period; to take necessary
       measures and accomplish all necessary formalities

E.18   Authorize the Board of Directors: to grant,               Mgmt          For                            For
       in 1 or more transactions, to beneficiaries
       to the employees and corporate officers of
       the Company and the Companies related to it,
       options giving the right to purchase existing
       shares purchased by the Company, it being provided
       that the options shall, not give rights to
       a total number of shares, which shall exceed
       1,000,000; the present authorization is granted
       for a 38-month period; to take all necessary
       measures and accomplish all necessary formalities

E.19   Authorize the Board of Directors: to grant,               Mgmt          Against                        Against
       for free, on 1 or more occasions, existing
       or future shares, in favour of the employees
       or the Corporate officers of the Company and
       related Companies; the total amount of shares
       allocated for free shall not exceed 1,000,000;
       the present delegation is given for a 38-month
       period; to take all necessary measures and
       accomplish all necessary formalities

E.20   Authorize the Board of Directors: to increase             Mgmt          Against                        Against
       the share capital, on 1 or more occasions,
       at its sole discretion, in favour of employees
       of the Company who are Members of a Company
       Savings Plan; this delegation is given for
       a 26-month period and for a nominal amount
       that shall not exceed EUR 15,000,000.00; to
       take all necessary measures and accomplish
       all necessary formalities; this authorization
       granted by the shareholders  meeting of 20
       APR 2005 in its Resolution number 13

E.21   Amend Article of the By Laws number 30 related            Mgmt          For                            For
       to the participation in the shareholders  meetings
       and the electronic signature

E.22   Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed By Law




--------------------------------------------------------------------------------------------------------------------------
 EIRCOM GROUP PLC                                                                            Agenda Number:  701023587
--------------------------------------------------------------------------------------------------------------------------
    Security:  G3087T109                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  26-Jul-2006
        ISIN:  GB0034341890
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Authorize the Directors to take all such action           Mgmt          For                            For
       as they consider necessary or appropriate for
       carrying the Scheme into effects; approve the
       reduction of the share capital of the Company
       by cancelling all the scheme convertible preference
       shares and all the cancellation shares  as
       defined in the Scheme ; approve, forthwith
       and contingently upon the reduction of the
       share capital of the Company referred to in
       Paragraph (b), to approve the increase in the
       authorized share capital of the Company by
       the creation of new ordinary shares and the
       application of the reserves arising in the
       books of the Company as a result of the reductions
       of capital In paying up in full at par the
       new ordinary shares created and allotting and
       issuing the name credited as hilly paid to
       BCMIH and/or its Nominees; authorize the Directors
       for the purposes of Section 80 of the Companies
       Act to allot relevant securities to BCMIH;
       amend the Articles of Association of the Company
       by the adoption and inclusion of new Article
       230; and amend the Articles of Association
       of the Company by the deletion of existing
       Article 20(b) and the adoption and inclusion
       of new article 20(b)

S.2    Amend the Articles of Association of the Company          Mgmt          For                            For
       by deleting the existing Article 23(g)(iii)
       and adopt and inclusive a new Article 23(g)(iii)




--------------------------------------------------------------------------------------------------------------------------
 EIRCOM GROUP PLC                                                                            Agenda Number:  701022218
--------------------------------------------------------------------------------------------------------------------------
    Security:  G3087T109                                                             Meeting Type:  CRT
      Ticker:                                                                        Meeting Date:  26-Jul-2006
        ISIN:  GB0034341890
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the Scheme of Arrangement to be made              Mgmt          For                            For
       between the Company and the holders of the
       scheme shares




--------------------------------------------------------------------------------------------------------------------------
 EIRCOM GROUP PLC                                                                            Agenda Number:  701028462
--------------------------------------------------------------------------------------------------------------------------
    Security:  G3087T109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jul-2006
        ISIN:  GB0034341890
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the report and the accounts             Mgmt          For                            For
       for the FYE 31 MAR 2006

2.     Approve the Directors  remuneration report for            Mgmt          For                            For
       the FYE 31 MAR 2006

3.     Re-elect Mr. David McRedmond as a Director                Mgmt          For                            For

4.     Re-elect Mr. Peter E. Lynch as a Director                 Mgmt          For                            For

5.     Re-elect Mr. Cathal Magee as a Director                   Mgmt          For                            For

6.     Re-elect Mr. Donal Roche as a Director                    Mgmt          For                            For

7.     Re-elect Mr. John Conroy as a Director                    Mgmt          For                            For

8.     Re-appoint PricewaterhouseCoopers as the Auditors         Mgmt          For                            For
       of the Company

9.     Authorize the Directors to determine the remuneration     Mgmt          For                            For
       of the Auditors

S.10   Authorize the Directors , Section 80, to allot            Mgmt          For                            For
       shares

S.11   Authorize the Directors, Section 89, to allot             Mgmt          For                            For
       equity securities for cash without making a
       pre-emptive offer to shareholders

S.12   Authorize the Company to purchase its own shares          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ELECTRIC POWER DEVELOPMENT CO.,LTD.                                                         Agenda Number:  701236160
--------------------------------------------------------------------------------------------------------------------------
    Security:  J12915104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2007
        ISIN:  JP3551200003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please note this announcement is being provided           Non-Voting
       to inform you that the true agenda has been
       released and is available for your review.
       (Please refer to the attached PDF files.)

1.     Approve Distribution of Surplus                           Mgmt          Against                        Against

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.3    Appoint a Corporate Auditor                               Mgmt          For                            For

4.     Shareholders  Proposals : Approval of Dividend            Shr           For                            Against




--------------------------------------------------------------------------------------------------------------------------
 ENGEL EAST EUROPE NV, AMSTERDAM                                                             Agenda Number:  701257936
--------------------------------------------------------------------------------------------------------------------------
    Security:  N3093Y102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  05-Jun-2007
        ISIN:  NL0000051043
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Opening of the meeting                                    Non-Voting

       Report of the Management Board for the FY 2006            Non-Voting

1.     Adopt the 2006 annual accounts                            Mgmt          No vote

2.     Adopt the 2006 Statutory accounts                         Mgmt          No vote

3.     Adopt the 2005 Statutory accounts                         Mgmt          No vote

4.     Approve the appropriation of the 2006 profit              Mgmt          No vote
       and to pay a gross final annual dividend of
       EUR 0.053 per share for the YE 31 DEC 2006
       on 03 JUL 2007 adividend payment datea to shareholders
       on the register on 08 JUN 2007 arecord datea

5.a.1  Appoint Mr. Yeshayahu Boymelgreen or the below            Mgmt          No vote
       mentioned Director in Resolution 5.A.2 as a
       new Director and approve the remuneration of
       the 2 new Board Members

5.A.2  Appoint Mr. Isaac Lichter or the above mentioned          Mgmt          No vote
       Director in Resolution 5.A.1 as a new Director
       and approve the remuneration of the 2 new Board
       Members

5.B.1  Appoint Mr. Sam Salman or the below mentioned             Mgmt          No vote
       Director in Resolution 5.B.2 as a new Director
       and approve the remuneration of the 2 new Board
       Members

5.B.2  Appoint Mr. Bassie Deitch or the above mentioned          Mgmt          No vote
       Director in Resolution 5.B.1 as a new Director
       and approve the remuneration of the 2 new Board
       Members

       Other business                                            Non-Voting

       Closing of the meeting                                    Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 ENIRO AB                                                                                    Agenda Number:  701147060
--------------------------------------------------------------------------------------------------------------------------
    Security:  W2547B106                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  30-Mar-2007
        ISIN:  SE0000718017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU                Non-Voting

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. SHOULD YOU
       HAVE ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE AT ADP. THANK YOU

       MARKET RULES REQUIRE ADP TO DISCLOSE BENEFICIAL           Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR ADP CLIENT SERVICE REPRESENTATIVE.
       THIS INFORMATION IS REQUIRED IN ORDER FOR ADP
       TO LODGE YOUR VOTE

       PLEASE NOTE THAT IT IS NOT POSSIBLE TO VOTE               Non-Voting
       ABSTAIN  FOR THE RESOLUTIONS OF THIS MEETING.
       THANK YOU

1.     Opening of the meeting                                    Mgmt          For                            For

2.     Elect Mr. Dick Lundqvist as a Chairman of the             Mgmt          For                            For
       general meeting

3.     Approve the voting list                                   Mgmt          For                            For

4.     Approve the agenda                                        Mgmt          For                            For

5.     Elect 2 persons to verify the minutes                     Mgmt          For                            For

6.     Approve whether the general meeting has been              Mgmt          For                            For
       convened properly

7.     Approve the statement by the President and the            Mgmt          For                            For
       Chief Executive Officer

8.     Approve the statement regarding the work of               Mgmt          For                            For
       the Board and the Committees

9.     Receive the annual report, the Auditor s report           Mgmt          For                            For
       together with the group accounts and the Auditor
       s report for the group

10.A   Approve the profit and loss account and the               Mgmt          For                            For
       balance sheet together with the group profit
       and loss account and the group balance sheet

10.B   Approve a dividend of SEK 4.40 per share shall            Mgmt          For                            For
       be paid to the shareholders, and record date
       for such dividend is 04 APR 2007, if the meeting
       decides in accordance with the dividend, payment
       is expected to be made on 11 APR 2007 by VPC
       AB

10.C   Grant discharge from the liability of the Members         Mgmt          For                            For
       of the Board of Directors and the President
       for the period covered by the financial accounts

11.    Approve the number of Members AT 7 and deputy             Mgmt          For                            For
       members of the Board of Directors

12.    Approve the remuneration to the Chairman of               Mgmt          For                            For
       Board of Directors with SEK 1,000,000 and each
       of the Member of the Board of Directors elected
       by the general meeting with SEK 420,000; in
       addition 3 individual Members of the Board
       of Directors shall be remuneration with an
       additional SEK 75,000 each for their Committee
       work and the Chairman of the Audit Committee
       shall be remunerated with SEK 150,000 for that
       work; Members who are employed by the Eniro
       Group shall not receive any Director s fee;
       further the Company proposes that a fee should
       be paid to each of the employer representatives
       nominated according to law aSw: lag a1987:1245a
       om styrelserepresentation for privatanstalldaa
       of SEK 1000 per year and SEK 1000 per meeting

13.    Re-elect Messrs. Lars Berg, Per Bystedt, Barbara          Mgmt          For                            For
       Donoghue, Tomas Franzen, Gunilla Fransson and
       Luca Majocchi and Harald Stromme is elected
       as a new Member, re-elect Messrs. Urban Jansson
       and Tom Vidar Rygh have declined

14.    Amend the Company s Articles of Association,              Mgmt          For                            For
       as specified

15.    Approve that the object of the policy on remuneration     Mgmt          For                            For
       for Senior Management is to offer remuneration
       in line with the market standards that will
       attract as well as retain these persons within
       the Eniro Group; the remuneration consists
       of several parts: 1) fixed salary; 2) variable
       remuneration; 3) long-term incentive program;
       and 4) pensions and other remunerations and
       benefits as specified

16.    Approve the Board of Directors proposal in reduction      Mgmt          For                            For
       of the statutory reserve amounted to SEK 2,148,585,376.25
       shall be reduced by the same amount, SEK 2,148,585,376.25
       and the reduction capital shall be allocated
       to funds to be utilized pursuant to a resolution
       made by a general meeting of shareholders as
       specified

17.    Authorize the Board of Directors to decide on             Mgmt          For                            For
       the acquisition of shares in the Company for
       a period until next AGM of shareholders, on
       the Stockholm Stock Exchange where the Company
       s shares are listed, or by means of an acquisition
       offer directed to all shareholders in the Company,
       up to a number representing not more than 10%
       of the total number of shares in the Company;
       the Company s total holding of its own shares,
       together with shares already held, may not
       at any time exceed one-tenth of the total number
       of shares in the Company; it should be noted
       that the Company as of 01 FEB 2007 held 999
       834 shares in the Company corresponding to
       0.55% of the total number of outstanding shares
       in the Company; the acquisition of shares in
       the Company on the stock exchange may only
       be made within the price interval registered
       at any time on the stock exchange, by which
       is meant the interval between the highest purchase
       price and the lowest selling price; the acquisition
       of shares in the Company according to an acquisition
       offer directed towards all shareholders may
       be made at a price which does not exceed the
       stock exchange share price at the time of the
       offer with an addition of 25% at the highest;
       the purpose of the acquisition of the Company
       s own shares is to grant the Board more room
       for manoeuvre in their work with a changed
       capital structure, in order to create value
       for the Company s shareholders; the Board of
       Directors  report pursuant to Chapter 19 Section
       22 of the Companies Act is available at the
       Company and will be mailed free of charge to
       shareholders who so request

18.    Approve the Nomination Committee consists of              Mgmt          For                            For
       Messrs. Wouter Rosingh, (Hermes Focus Asset
       Management), Luca Bechis (Richmond Capital),
       Niklas Antman (Kairos Investment Management),
       Mads Eg Gensmann (Parvus Asset Management),
       and Lars Berg, the Chairman of the Board of
       Directors of Eniro; and Mr. Wouter Rosingh
       as the Chairman of the Nomination Committee

19.    Other matters                                             Non-Voting

20.    Closing of the meeting                                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ETABLISSEMENTEN FRANZ COLRUYT NV, HALLE                                                     Agenda Number:  701054215
--------------------------------------------------------------------------------------------------------------------------
    Security:  B26882165                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  20-Sep-2006
        ISIN:  BE0003775898
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. SHOULD YOU
       HAVE ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE AT ADP. THANK YOU.

       MARKET RULES REQUIRE ADP TO DISCLOSE BENEFICIAL           Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR ADP CLIENT SERVICE REPRESENTATIVE.
       THIS INFORMATION IS REQUIRED IN ORDER FOR ADP
       TO LODGE YOUR VOTE.

1.     Approve the annual report of the Board of Directors,      Mgmt          For                            For
       report of the Statutory Auditor; report of
       the works council

2.A    Approve the annual accounts of the Company                Mgmt          For                            For

2.B    Approve the consolidated annual accounts of               Mgmt          For                            For
       the Colruyt Group

3.     Approve the dividend of EUR 2,76                          Mgmt          For                            For

4.     Approve the appropriation of the profits                  Mgmt          For                            For

5.     Approve the distribution of profits to the employees      Mgmt          For                            For
       of the Company who have chosen to receive their
       profit share in the form of shares

6.     Grant discharge to the Directors                          Mgmt          For                            For

7.     Grant discharge to the Statutory Auditor                  Mgmt          For                            For

8.     Corporate Governance                                      Mgmt          Abstain                        Against

9.     Questions at the end of the meeting                       Mgmt          Abstain                        Against




--------------------------------------------------------------------------------------------------------------------------
 ETABLISSEMENTEN FRANZ COLRUYT NV, HALLE                                                     Agenda Number:  701066614
--------------------------------------------------------------------------------------------------------------------------
    Security:  B26882165                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  13-Oct-2006
        ISIN:  BE0003775898
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. SHOULD YOU
       HAVE ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE AT ADP. THANK YOU.

       MARKET RULES REQUIRE ADP TO DISCLOSE BENEFICIAL           Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR ADP CLIENT SERVICE REPRESENTATIVE.
       THIS INFORMATION IS REQUIRED IN ORDER FOR ADP
       TO LODGE YOUR VOTE.

1.     Approve to issue a maximum of 200000 shares               Mgmt          For                            For

2.     Approve to determine the issue price                      Mgmt          For                            For

3.     Approve to waive the pre-emptive subscription             Mgmt          For                            For
       right

4.     Approve to increase the share capital and to              Mgmt          For                            For
       set the maximum amount by which the share capital
       can be increased

5.     Approve to open the subscription period on 17             Mgmt          For                            For
       OCT 2006 and close it on 17 NOV 2006

6.     Grant authority to the Board of Directors                 Mgmt          For                            For

7.     Authorize the Board of Directors of the Company           Mgmt          For                            For
       and the Board of Directors of the subsidiaries
       to acquire its own shares

8.     Approve to replace the stipulation in Article             Mgmt          For                            For
       7

9.     Approve to replace the stipulations in Article            Mgmt          For                            For
       8

10.    Approve to insert a new 2nd and 3rd Paragraph             Mgmt          For                            For
       in this Article

11.    Approve to add stipulations to the 1st Paragraph          Mgmt          For                            For
       of Article 24

12.    Approve the nullification of 2370000 own shares           Mgmt          For                            For
       of the Company

13.    Authorize the Board of Directors to implement             Mgmt          For                            For
       the decision of the EGM and to do everything
       that is necessary for this purpose




--------------------------------------------------------------------------------------------------------------------------
 EULER HERMES, PARIS                                                                         Agenda Number:  701184715
--------------------------------------------------------------------------------------------------------------------------
    Security:  F2013Q107                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  09-May-2007
        ISIN:  FR0004254035
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Verification Period:  Registered Shares: 1 to             Non-Voting
       5 days prior to the meeting date, depends on
       company s by-laws.  Bearer Shares: 6 days prior
       to the meeting date.    French Resident Shareowners
       must complete, sign and forward the Proxy Card
       directly to the sub custodian. Please contact
       your Client Service Representative to obtain
       the necessary card, account details and directions.
       The following applies to Non-Resident Shareowners:
       Proxy Cards: Voting instructions will be
       forwarded to the Global Custodians that have
       become Registered Intermediaries, on the Vote
       Deadline Date. In capacity as Registered Intermediary,
       the Global Custodian will sign the Proxy Card
       and forward to the local custodian. If you
       are unsure whether your Global Custodian acts
       as Registered Intermediary, please contact
       your representative.    Trades/Vote Instructions:
       Since France maintains a Verification Period,
       for vote instructions submitted that have a
       trade transacted (sell) for either the full
       security position or a partial amount after
       the vote instruction has been submitted and
       the Global Custodian advises of the position
       change via the account position collection
       process, There is a process in effect which
       will advise the Global Custodian of the new
       account position available for voting. This
       will ensure that the local custodian is instructed
       to amend the vote instruction and release the
       shares for settlement of the sale transaction.
       This procedure pertains to sale transactions
       with a settlement date prior to Meeting Date
       + 1

1.     Receive the report of the Executive Committee,            Mgmt          Take No Action
       the remarks of the Supervisory Board and the
       report of the Auditors and approve the Company
       s financial statements for the YE in 2006,
       as presented, showing income of: EUR 214,151,000.00

2.     Receive the reports of the Executive Committee,           Mgmt          Take No Action
       the remarks of the Supervisory board and the
       report of the Auditors and approve the consolidated
       financial statements for the said FY, in the
       form presented to the meeting, showing income
       of EUR 326,054,000.00

3.     Approve that there have not been any expenses             Mgmt          Take No Action
       and charges that were non tax-deductible for
       the said FY

4.     Grant discharge to the Executive Committee and            Mgmt          Take No Action
       the Supervisory Board members for the performance
       of their duties during the said FY

5.     Approve the recommendations of the Executive              Mgmt          Take No Action
       Committee and that the income for the FY be
       appropriated as follows; income for the FY
       EUR 214,151,300.00 retained earnings EUR 88,254,200.00
       total: EUR 302,405,500.00 allocated as follows
       legal reserve: EUR 3,900.00 dividends: EUR
       179,804,500.00 retained earnings: EUR 122,597,100.00
       the shareholders will receive a net dividend
       of EUR 4.00 per share, for each of the 44,951,118
       shares, and will entitle to the 40% deduction
       provided by the French tax code; and this dividend
       will be paid on 11 MAY 2007 in the event that
       the Company holds some of its own shares on
       such date, the amount of the unpaid dividend
       on such shares shall be allocated to the retained
       earnings account, as required by law

6.     Acknowledge that the reserve on self-held shares          Mgmt          Take No Action
       which was of EUR 81,307,936.00 in DEC 2005,
       will be adjusted to EUR 74,712,880.00 and acknowledging
       the absence of movements in the buying and
       selling self-held shares donne by the Company
       during the said exercise, entitled to the shares
       buyback program authorized by the ordinary
       shareholders  meeting dated 22 MAY 2006, and
       in particular the terms of acquisitions by
       the Company of its own shares, decides to adjust,
       during the last fiscal year, the reserve for
       the self-held shares by a reversal of EUR 6,595,100.00,
       to take into account the movements of selling
       related to the exercise of shares  buying options
       during the last fiscal year this reversal shall
       count against the other reserves account giving
       the right to purchase shares consequently

7.     Receive the special report of the Auditors on             Mgmt          Take No Action
       agreements governed by Article l.225-86 of
       the French commercial code and approve the
       report and the agreements referred to therein

8.     Appoint Mr. Francois Thomazeau as Supervisory             Mgmt          Take No Action
       Board member for a 3-year period

9.     Appoint Mr. Laurent Mignon as Supervisory Board           Mgmt          Take No Action
       member for a 3-year period

10.    Appoint Mr. Clement Booth as Supervisory Board            Mgmt          Take No Action
       member for a 3-year period

11.    Appoint Mr. Charles De Croisset as Supervisory            Mgmt          Take No Action
       Board member for a 3-year period

12.    Appoint Mr. Robert Hudry as Supervisory Board             Mgmt          Take No Action
       member for a 3-year period

13.    Authorizes the Executive Committee to buy back            Mgmt          Take No Action
       the Company s shares on the open market, subject
       to the conditions described below: maximum
       purchase price: EUR 190.00, maximum number
       of shares to be acquired: 10% of the share
       capital, i.e. 4,495,111 shares maximum funds
       invested in the share buybacks: EUR 149,800,000.00
       for an 18-month period and this authorize supersedes
       the fraction unused of the authorization granted
       by the ordinary shareholders  meeting of 22
       MAY 2006 in its resolution number 11 and authorize
       the Executive Committee to take all necessary
       measures and accomplish all necessary formalities

E.14   Authorize the Executive Committee to reduce               Mgmt          Take No Action
       the share capital, on one or more occasions,
       by cancelling all or part of the shares held
       by the Company in connection with a stock repurchase
       plan earlier or later adopted by the shareholders
       meeting, up to a maximum of 10% of the share
       capital over a 24-month period; aAuthority
       expires after 24 monthsa; and the Executive
       Committee to take all necessary measures and
       accomplish all necessary formalities

E.15   Approve to modify the Decree no 67-236 of 23              Mgmt          Take No Action
       MAR 1967 on trading Companies; and amend the
       Article 20 of the Bylaws, consequently, to
       these legal changes

16.    Grant full powers to the bearer of an original,           Mgmt          Take No Action
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by law




--------------------------------------------------------------------------------------------------------------------------
 EURONEXT NV, AMSTERDAM                                                                      Agenda Number:  701110708
--------------------------------------------------------------------------------------------------------------------------
    Security:  N3113K363                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  19-Dec-2006
        ISIN:  NL0000290641
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 350477 DUE TO ADDITION OF RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       BLOCKING IS NOT A REQUIREMENT IMPOSED BY EURONEXT         Non-Voting
       NV.   PLEASE NOTE THAT BLOCKING CONDITIONS
       MAY APPLY. HOWEVER, DEPENDING ON THE SYSTEMS
       OF THE CUSTODIAN BANK(S). IF APPLIED, BLOCKING
       CONDITIONS WILL BE RELAXED AS THEY ARE LIMITED
       TO THE PERIOD BETWEEN VOTE DEADLINE DATE AND
       ONE DAY FOLLOWING REGISTRATION DATE. FINALLY,
       VOTE INSTRUCTIONS RECEIVED AFTER VOTE DEADLINE
       DATE ARE CONSIDERED LATE. LATE VOTES ARE PROCESSED
       ON A BEST EFFORT BASIS. BLOCKING (IF APPLICABLE)
       IS APPLIED TO LATE VOTES BEGINNING ON RECEIPT
       DATE OF VOTE INSTRUCTIONS THROUGH THE DAY FOLLOWING
       REGISTRATION DATE. BLOCKING PERIOD ENDS ONE
       DAY AFTER THE REGISTRATION DATE SET ON 12 DEC
       2006. SHARES CAN BE TRADED THEREAFTER. THANK
       YOU.

1.     Opening                                                   Non-Voting

2.     Appoint the Secretary for the meeting                     Non-Voting

3.     Approve the combination of Euronext N.V, with             Mgmt          For                            For
       the NYSE Group, Inc. on 01 JUN 2006, the parties
       announced that they had entered into an agreement
       setting out the terms and conditions on which
       they had agreed upon a business combination
       and the steps envisaged to implement the combination,
       subject to, inter alia, the approval of the
       shareholders of both Companies; this agreement
       was amended and restated as of 24 NOV 2006
       and is referred to as the Combination Agreement;
       and on 23 NOV 2006 the Supervisory Board announced
       that it recommended that the Combination Agreement
       and the transactions contemplated thereby,
       including the post-closing reorganization as
       described therein

4.A.I  Appoint, in accordance with Article 21 Paragraph          Mgmt          For                            For
       2 of the Articles of Association of Euronext
       N.V, Mr. Rijnhard de Beaufort as a Member of
       the Supervisory Board of Euronext N.V. with
       effect from the date of the meeting aor in
       each case as of such later date on which the
       requisite regulatory approval is obtaineda

4.AII  Appoint, in accordance with Article 21 Paragraph          Mgmt          For                            For
       2 of the Articles of Association of Euronext
       N.V, Mr. Rene Barbier de La Serre as a Member
       of the Supervisory Board of Euronext N.V. with
       effect from the date of the meeting aor in
       each case as of such later date on which the
       requisite regulatory approval is obtaineda

4.B    Approve to designate each of Mr. Rijnhard de              Mgmt          For                            For
       Beaufort and Mr. Rene Barbier de La Serre as
       authorized representatives of Euronext N.V,
       each with the power to act individually, in
       all transactions contemplated by or resulting
       from the Combination Agreement, such designation
       to be effective in each case as of the date
       of his appointment as Supervisory Board member

5.     Close                                                     Non-Voting

       THE EGM WILL BE BROADCAST LIVE OVER THE INTERNET          Non-Voting
       (WWW.EURONEXT.COM, INVESTOR RELATIONS SECTION).




--------------------------------------------------------------------------------------------------------------------------
 EVS BROADCAST EQUIPMENT SA, LIEGE                                                           Agenda Number:  701220016
--------------------------------------------------------------------------------------------------------------------------
    Security:  B3883A119                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  15-May-2007
        ISIN:  BE0003820371
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE. THANK YOU.

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED. THANK YOU.

       PLEASE NOTE THIS IS A MIX MEETING. THANK YOU.             Non-Voting

1.     Approve the Management report                             Mgmt          No vote

2.     Approve the report of the Statutory Auditor               Mgmt          No vote

3.     Approve the 2006 accounts and the profit allocation       Mgmt          No vote

4.     Grant discharge to the Directors and the Auditor          Mgmt          No vote

5.     Approve the resignation and the appointment               Mgmt          No vote
       of the Directors

6.     Appoint a Statutory Auditor                               Mgmt          No vote

7.     Approve the policy of own shares buy back                 Mgmt          No vote

8.     Approve to renew the authorized capital procedure         Mgmt          No vote

9.     Approve the dematerialization of the shares               Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 EVS BROADCAST EQUIPMENT SA, LIEGE                                                           Agenda Number:  701268989
--------------------------------------------------------------------------------------------------------------------------
    Security:  B3883A119                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  11-Jun-2007
        ISIN:  BE0003820371
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 364719 DUE TO DELETION OF RESOLUTIONS AND
       CHANGE IN MEETING DATE. ALL VOTES RECEIVED
       ON THE PREVIOUS MEETING WILL BE DISREGARDED
       AND YOU WILL NEED TO REINSTRUCT ON THIS MEETING
       NOTICE. THANK YOU.

       PLEASE NOTE THAT THIS IS AN EGM. THANK YOU.               Non-Voting

1.     Approve to renew the authorisation granted to             Mgmt          No vote
       the Board of Directors in Article 8bis, Paragraph
       2 of the Statutes, i.e: authorize the Board
       of Directors, without any other decision of
       the general meeting, for a period of 18 months
       from the day of the publication in the appendices
       of the Belgian National Organ of the decision
       of the EGM of 11 JUN 2007, according to Article
       620, Section 1, Paragraphs 1 and 5 and 622,
       Section 2, Paragraph 2, of the Code of Companies,
       to purchase a maximum of 10% of the total number
       of shares issued by the Company, fully paid
       up, for a value equal to stock exchange rate,
       with a minimum arespective maximuma value 30%
       lower arespective highera than the average
       last 15 days and in the respect of conditions
       of Article 620 of the Code des Societes; amend
       the Statutes to include these changes; and
       the powers to be conferred to the Board of
       Directors for implementation of the resolutions
       passed: determine the accurate acquisition
       price of shares to buy back, arrange for equal
       treatment between shareholders of buying proposals,
       take care of the strict execution of trade
       conditions and timing delay; if any, cancel
       physically own shares and communicate the list
       to the  Tribunal de Commerce  invite shareholders
       for an EGM to reduce share capital; and, overall,
       fulfill all administrative, accounting, legal
       works relative to these operations

2.     Approve, as per decision of the EGMs dated 25             Mgmt          No vote
       SEP 1998, 07 SEP 1999 and 15 JUN 2004, to increase
       the nominal capital in one or several steps
       with a maximum amount of EUR 8,300,000, including
       the share premium; the authorization given
       by the Board on15 JUN 2004 is renewed for a
       term of 5 years starting on the publication
       date of the 15 MAY 2007 deliberation; the Board
       meeting is legally entitled to use the authorised
       capital under the conditions set forth in Article
       607 of the Companies Code as soon as the Company
       receives a notification from the Banking, Finance
       and Insurance Commission (CBFA) of a public
       take-over bid on the securities of the Company,
       taking into account the notification is received
       within a period of 3 years as from the EGM
       date held on 15 MAY 2007; and amend the Statutes
       to include these changes

3.     Amend: the Articles of Association in order               Mgmt          No vote
       to comply with changes in Belgian Legislation
       regarding the abolition of bearer shares and
       the conversion of shares into dematerialised
       form; the dematerialisation process has been
       initiated through the 5:1 stock split in MAY
       2005 and the application of the Euroclear s
       PRIOS shares system; Article 5 Paragraph 2
       and followings, replace by the specified text;
       Article 10 as specified; the Statutes to include
       these changes




--------------------------------------------------------------------------------------------------------------------------
 FONDIARIA - SAI SPA, FIRENZE                                                                Agenda Number:  701088571
--------------------------------------------------------------------------------------------------------------------------
    Security:  T4689Q101                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  01-Dec-2006
        ISIN:  IT0001463071
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       04 DEC 2006.  CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED.  THANK
       YOU.

1.     Approve to reduce the share capital from EUR              Mgmt          For                            For
       177,680,822.00 to EUR 168,190,610.00 by canceling
       all 9,490,212 own ordinary shares held by the
       Company in order to optimize the structure
       of the Company s assets; and amend Article
       5 of the Company s By-Laws

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting
       OF THE RECORD DATE. IF YOU HAVE ALREADY SENT
       IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 FONDIARIA - SAI SPA, FIRENZE                                                                Agenda Number:  701183244
--------------------------------------------------------------------------------------------------------------------------
    Security:  T4689Q101                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  27-Apr-2007
        ISIN:  IT0001463071
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       30 APR 2007.  CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED.  THANK
       YOU.

O.1    Approve the financial statement as at 31 DEC              Mgmt          No vote
       2006, report of the Board of Directors on the
       operations, report of the Board of Statutory
       Auditors pursuant to Article 153 of the Legislative
       Law No. 58 of 24 FEB 1998, inherent and consequent
       resolutions

O.2    Approve the resolutions about its own shares              Mgmt          No vote
       as per Article 2357 and 2357-TER of the Italian
       Civil Code

O.3    Approve the resolution about the shares of the            Mgmt          No vote
       controlling Company Premafin Finanziaria Spa,
       as per Article 2359-BIS of the Italian Civil
       Code

E.1    Amend the By-Laws in compliance with the Legislative      Mgmt          No vote
       Law No. 303 of 29 DEC 2006, inherent and consequent
       resolutions

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting
       OF RECORD DATE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 FRESENIUS AG, BAD HOMBURG                                                                   Agenda Number:  701080664
--------------------------------------------------------------------------------------------------------------------------
    Security:  D27348107                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  04-Dec-2006
        ISIN:  DE0005785638
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS 13 NOV 2006, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU.

       PLEASE NOTE THAT THESE SHARES HAVE NO VOTING              Non-Voting
       RIGHTS, SHOULD YOU WISH TO ATTEND THE MEETING
       PERSONALLY, YOU MAY APPLY FOR AN ENTRANCE CARD
       BY CONTACTING YOUR CLIENT REPRESENTATIVE AT
       ADP. THANK YOU.

1.     Approval of the conversion of the Company into            Non-Voting
       a European Company  Societas Europaea, SE

2.     Redenomination of the share capital, a capital            Non-Voting
       increase through the conversion of capital
       reserves, and the corresponding amendments
       to the Articles of Association; The Company's
       share capital of EUR 131,524,889.60 shall be
       increased to EUR 154,130,730 through the conversion
       of Company reserves of EUR 22,605,840.40, without
       the issue of new shares; Subsequently, the
       Company's share capital shall be redenominated
       by way of a 3-for-1 stock split into 77,065,365
       ordinary bearer shares and 77,065,365 non-voting
       preferred shares; The dividend payment per
       preferred share shall be at least EUR 0.02
       and exceed the dividend payment per ordinary
       share by EUR 0.01; Furthermore, the remuneration
       for the Supervisory Board shall be adjusted,
       whereby the fixed annual remuneration shall
       be increased to EUR 13,000




--------------------------------------------------------------------------------------------------------------------------
 FRESENIUS AG, BAD HOMBURG                                                                   Agenda Number:  701192229
--------------------------------------------------------------------------------------------------------------------------
    Security:  D27348107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  16-May-2007
        ISIN:  DE0005785638
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THESE SHARES HAVE NO VOTING              Non-Voting
       RIGHTS, SHOULD YOU WISH TO ATTEND THE MEETING
       PERSONALLY, YOU MAY APPLY FOR AN ENTRANCE CARD.
       THANK YOU.

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS 25 APR 2007, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU.

1.     Presentation of the financial statements and              Non-Voting
       annual report for the 2006 FY with the report
       of the Supervisory Board, the Group financial
       statements and Group annual report

2.     Resolution on the appropriation of the distributable      Non-Voting
       profit of EUR 89,084,284.77 as follows: payment
       of a dividend of EUR 0.57 per ordinary and
       EUR 0.58 per preferred share EUR 330,806.07
       shall be carried forward ex-dividend and payable
       date: 17 MAY 2007

3.     Ratification of the Acts of the Board of Managing         Non-Voting
       Directors

4.     Ratification of the Acts of the Supervisory               Non-Voting
       Board

5.     Appointment of Auditors for the 2007 FY: KPMG             Non-Voting
       Deutsche Treuhand-Gesellschaft Ag, Frankfurt




--------------------------------------------------------------------------------------------------------------------------
 FRESENIUS MEDICAL CARE AG & CO. KGAA, BAD HOMBURG                                           Agenda Number:  701192192
--------------------------------------------------------------------------------------------------------------------------
    Security:  D2734Z107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  15-May-2007
        ISIN:  DE0005785802
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS 24 APR 2007, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU.

1.     Presentation of the annual financial statements           Mgmt          For                            For
       and group financial statements, the management
       reports for Fresenius Medical Care AG & Co.
       KGaA and the group, approved by the Supervisory
       Board and the report of the Supervisory Board
       for the FY 2006; resolution on the approval
       of the annual financial statements of Fresenius
       Medical Care AG & Co. KGaA for the FY 2006;
       showing a profit [Bilanzgewinn] of EUR 681,792,137.74

2.     Resolution on the application of profit the               Mgmt          For                            For
       General Partner and the Supervisory Board propose
       that the profit shown in the annual financial
       statements of EUR 681,792,137.74 for the FY
       2006 be applied as follows: payment of a dividend
       of EUR 1.41 for each of 97,149,891 ordinary
       shares entitled to a dividend EUR 136,981,346.31;
       payment of a dividend of EUR 1.47 for each
       of 1,237,145 preference shares entitled to
       a dividend EUR 1,818,603.15; carried forward
       to new account EUR 542,992,188.28; profit EUR
       681,792,137.74 the dividend is payable on 16
       MAY 2007

3.     Resolution on the discharge of the then Management        Mgmt          For                            For
       Board of Fresenius Medical Care AG

4.     Resolution on the discharge of the General Partner        Mgmt          For                            For

5.     Resolution on the discharge of the Supervisory            Mgmt          For                            For
       Board

6.     Election of KPMG Deutsche Treuhand- Gesellschaft          Mgmt          For                            For
       Aktiengesellschaft Wirtschaftsprufungsgesellschaft,
       the Auditors and Group Auditors for the FY
       2007

7.     Resolution regarding a capital increase from              Mgmt          For                            For
       the Company's own resources without issuance
       of new shares and the subsequent new division
       of the share capital (share split) and the
       conditional capitals as well as the respective
       amendments to the Articles of Association;
       (a) capital increase by EUR 0.44 from the Company's
       own resources; (b) new division of the share
       capital and the conditional capitals; amendment
       of the Article 4 paragraph (1) sentence 1,
       Article 4 paragraph (5) sentence 1, Article
       4 paragraph (6) sentence 1, Article 4 paragraph
       (7) sentence 1, Article 4 paragraph (8) sentence
       1, Article 19 paragraph (2), Article 19 paragraph
       (3), Article 19 paragraph (4) sentence 1 of
       Articles of Association; (c) amendment to the
       authorization to issue Stock Options under
       the Stock Option Program 2006 and amendment
       of the Articles of Association




--------------------------------------------------------------------------------------------------------------------------
 GALENICA AG, BERN                                                                           Agenda Number:  701228719
--------------------------------------------------------------------------------------------------------------------------
    Security:  H28455170                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  24-May-2007
        ISIN:  CH0015536466
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       PLEASE NOTE THAT THIS IS THE PART II OF THE               Non-Voting
       MEETING NOTICE SENT UNDER MEETING 385240, INCLUDING
       THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
       YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
       AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
       DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
       THAT ARE SUBMITTED AFTER THE CUTOFF DATE WILL
       BE PROCESSED ON A BEST EFFORT BASIS. THANK
       YOU.

1.     Receive the annual report, annual financial               Mgmt          No vote
       statement 2006 of Galenica Ltd and the financial
       statements of the Galenica Group for 2006,
       report of the Auditors

2.     Grant discharge to the Board of Directors and             Mgmt          No vote
       the Management

3.     Approve the allocation of available earnings              Mgmt          No vote
       for 2006

4.1.A  Re-elect Mr. Kurt W. Briner to the Board of               Mgmt          No vote
       Directors

4.1.B  Re-elect Mr. Carl M. Meyer to the Board of Directors      Mgmt          No vote

4.1.C  Re-elect Mr. This E. Schneider to the Board               Mgmt          No vote
       of Directors

4.2    Re-elect the Auditors and Group Auditors                  Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 GAMELOFT, PARIS                                                                             Agenda Number:  701263422
--------------------------------------------------------------------------------------------------------------------------
    Security:  F4223A104                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  28-Jun-2007
        ISIN:  FR0000079600
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.   The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative.

O.1    Approve the Company s financial statements for            Mgmt          For                            For
       the YE 31 DEC 2006, as presented, showing net
       earnings of EUR 23,394,687.31, there were no
       expenses and charges that were not tax-deductible,
       accordingly, grant permanent discharge to the
       Members of the Board of Directors for the performance
       of their duties during the said FY

O.2    Approve the consolidated financial statements             Mgmt          For                            For
       for the said FY, in the form presented to the
       meeting, showing net earnings of EUR 16,258,180.00

O.3    Approve the recommendations of the Board of               Mgmt          For                            For
       Directors and resolves to appropriate the profit
       for the year of EUR 23,394,687.31 to the retained
       earnings account which previously showed a
       debit balance the shareholders  meeting recalls
       that no dividend was paid for the previous
       three FY s

O.4    Approve said report and the agreements referred           Mgmt          For                            For
       to therein, after hearing the special report
       of the Auditors on agreements governed by Articles
       L. 225-38 to L. 225-42 of the French commercial
       code

O.5    Authorize the Board of Directors: to trade in             Mgmt          Against                        Against
       the Company s shares on the stock market, subject
       to the conditions described below: (-) maximum
       purchase price: EUR 10.00, (-) maximum number
       of shares to be acquired: 10% of the share
       Capital, i.e. on the basis of the current number
       of shares, 7,075,658 shares, (-) maximum funds
       invested in the share buybacks: EUR 70,756,580.00,
       this authorization is given for an 18-month
       period; to take all necessary measures and
       accomplish all necessary formalities

o.6    Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by law

E.7    Authorize the Board of Directors: to reduce               Mgmt          For                            For
       the share capital, on one or more occasions
       and at its sole discretion, by canceling shares
       held by the Company in connection with a Stock
       Repurchase Plan, up to a maximum of 10% of
       the share capital over a 24-month period, this
       authorization is given for an 18-month period;
       to take all necessary measures and accomplish
       all necessary formalities

E.8    Authorize the Board of Directors: to increase             Mgmt          Against                        Against
       the capital, on 1 or more occasions and at
       its sole discretion, in France or abroad, by
       a maximum nominal amount of EUR 5,000,000.00,
       through issuance, with preferred subscription
       rights maintained, of ordinary shares of the
       Company and-or securities giving access to
       the share Capital, to be subscribed in cash,
       by the offsetting of debts, or by capitalizing
       reserves, profits or premiums, the maximum
       nominal amount of debt securities which may
       be issued shall not exceed EUR 30,000,000.00,
       this authorization is granted for a 26-month
       period; to take all necessary measures and
       accomplish all necessary formalities, this
       delegation of powers supersedes any and all
       earlier delegations to the same effect, including
       Resolution Number E.10 of the shareholders
       meeting of 29 JUN 2006

E.9    Authorize the Board of Directors: to increase             Mgmt          Against                        Against
       the capital, on 1 or more occasions and at
       its sole discretion, in France or abroad, by
       a maximum nominal amount of EUR 5,000,000.00,
       through issuance, with cancellation of the
       preferential subscription rights, of ordinary
       shares of the Company and-or securities giving
       access to the share capital, the maximum nominal
       amount of debt Securities which may be issued
       Shall not exceed EUR 30,000,000.00, this authorization
       is granted for a 26-month period; to take all
       necessary measures and accomplish all necessary
       formalities, this delegation of powers supersedes
       any and all earlier delegations to the same
       effect, Including Resolution Number E.11 of
       the shareholders  meeting of 29 JUN 2006

E.10   Authorize the Board of Directors to increase              Mgmt          Against                        Against
       the number of securities to be issued in the
       event of a capital increase, with or without
       preferential subscription right of shareholders,
       as set forth in Resolutions Number E.8 and
       E.9, at the same price as the initial issue
       and up to a maximum of 15% of the initial issue,
       this delegation is granted for a 26-month period

E.11   Authorize the Board of Directors: to increase             Mgmt          For                            For
       the share capital, on one or more occasions,
       at its sole discretion, through issuance of
       shares or securities giving access to the capital,
       in favour of Employees of the Company and related
       Companies who are members of a Company Savings
       Plan, this delegation is given for a 26-month
       period and for a nominal amount that shall
       not exceed EUR 300,000.00; to take all necessary
       measures and accomplish all necessary formalities,
       this delegation supersedes the one granted
       by the shareholders  meeting of 29 JUN 2006
       in its Resolution Number E.13

E.12   Authorize the Board of Directors: to grant,               Mgmt          Against                        Against
       in 1 or more transactions, at its sole discretion,
       to managers and Employees of the Company and
       related Companies, options giving the right
       either to subscribe for new shares in the Company,
       or to purchase shares of the Company, it being
       provided that the options shall not give right
       to a total number of shares exceeding 5 % of
       the share capital, the present authorization
       is granted for a 38-month period; to take all
       necessary measures and accomplish all necessary
       formalities, this delegation supersedes the
       fraction unused of the authorization granted
       by the shareholders  meeting of 29 JUN 2006
       in its Resolution Number E.14

e.13   Authorize the Board of Directors: to grant for            Mgmt          Against                        Against
       free on 1 or more occasions, at its sole discretion,
       existing or future shares, by way of capitalizing
       reserve, profits premiums or other means, in
       favour of Employees and Corporate Officers
       of the Company and related Companies, these
       shares may not represent more than 5% of the
       share capital, the present delegation is given
       for a 38-month period and supersedes the fraction
       unused of the authorization granted by the
       shareholders  meeting of 27 JUN 2005 in its
       Resolution Number E.10; to take all necessary
       measures and accomplish all necessary formalities

e.14   Amend Article number 14 of the Bylaws in accordance       Mgmt          For                            For
       with the Decree No. 2006-1566 dated 11 DEC
       2006

E.15   Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by Law




--------------------------------------------------------------------------------------------------------------------------
 GERMANOS SA                                                                                 Agenda Number:  701028652
--------------------------------------------------------------------------------------------------------------------------
    Security:  X3201S103                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  11-Jul-2006
        ISIN:  GRS363333006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 327200 DUE TO THE DELETION OF RESOLUTION.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Amend Article 3 of the Company s Statute in               Mgmt          Against                        Against
       the terms of the Company s activities




--------------------------------------------------------------------------------------------------------------------------
 GERMANOS SA                                                                                 Agenda Number:  701046078
--------------------------------------------------------------------------------------------------------------------------
    Security:  X3201S103                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  25-Aug-2006
        ISIN:  GRS363333006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the separation and offering of the sector         Mgmt          Against                        Against
       of production, trade, imports, exports, wholesale
       retail sale assembly of any accumulator  battery
       type, defense industry systems, autonomous
       energy systems production of cables telecommunication
       materials of Germanos S.A, together with the
       related and pertinent with the above asset
       and liability items, towards the Societe Anonyme
       with the Company name Sunlight Systems Societe
       Anonyme Industrial and Commercial Company of
       Defense, Energy, Electronic and Telecommunication
       Systems, according to the provisions of Articles
       1-5 of Law 2166/1993; and the relevant financial
       statement of Germanos S.A. as at 30 JUN 2006;
       and the separation, offering and Absorption
       Plan of the sector of production, trade, imports,
       exports, wholesale retail sale assembly of
       any accumulator  battery  type, defense industry
       systems, autonomous energy systems production
       of cables telecommunication materials of Germanos
       S.A; and of the up to date actions, decisions,
       acts and statements of Germanos S.A. s Board
       of Directors, their additions and assignees
       for the separation and offering of the aforementioned
       sector

2.     Approve the audit report from the auditing firm           Mgmt          Against                        Against
       Ernst & Young Certified Auditors-Accountants
       S.A., regarding the book value determination
       of the assets of the offered sector of production,
       trade, imports, exports, wholesale retail sale
       assembly of any accumulator  battery  type,
       defense industry systems, autonomous energy
       systems & production of cables telecommunication
       materials of Germanos S.A., according to Article
       3, Paragraph 2, Verse(C) of Law 2166/1993

3.     Authorize Messieurs Ioannis Karagiannis and               Mgmt          Against                        Against
       Loukas Petkidis, acting jointly and/or individually,
       for the representation of Germanos S.A., regarding
       the execution of the separation, offering and
       Absorption Plan of the sector of production,
       trade, imports, exports, wholesale and retail
       sale and assembly of any accumulator  battery
       type, defense industry systems, autonomous
       energy systems and production of cables and
       telecommunication materials of Germanos S.A.,
       with the receiving Company -Sunlight Systems
       Societe Anonyme Industrial and Commercial Company
       of Defense, Energy, Electronic and Telecommunication
       Systems, as well as for any other relevant
       document and the implementation of any action
       and material action required or necessary for
       the completion of the aforementioned separation
       and offering




--------------------------------------------------------------------------------------------------------------------------
 GERMANOS SA                                                                                 Agenda Number:  701061587
--------------------------------------------------------------------------------------------------------------------------
    Security:  X3201S103                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  29-Sep-2006
        ISIN:  GRS363333006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to increase the share capital and the             Mgmt          For                            For
       nominal value to the Company s share, via capitalization
       of the differences derived from the readjustment
       of the value of the Company s real estate according
       to the Law 2065/1992

S.2    Approve to buy and sell shares of subsidiary              Mgmt          Against                        Against
       or associated companies, between the Company
       and individuals, according to Article 23a of
       Code Law 2190/1920




--------------------------------------------------------------------------------------------------------------------------
 GLOBE TRADE CENTRE S.A. GTC, WARSZAWA                                                       Agenda Number:  701105618
--------------------------------------------------------------------------------------------------------------------------
    Security:  X3204U113                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  12-Dec-2006
        ISIN:  PLGTC0000037
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Opening of the meeting                                    Mgmt          Abstain                        Against

2.     Elect the Chairman                                        Mgmt          For                            For

3.     Approve that the meeting has been convened in             Mgmt          For                            For
       conformity of regulations and assuming its
       capabilities to pass valid resolution

4.     Approve to increase the conditional share capital         Mgmt          Against                        Against
       through the issue of H Series shares, without
       the right issue of current shareholders and
       changes to the statues text

5.     Approve to issue the subscription warrants                Mgmt          Against                        Against

6.     Approve to update the Resolution Number 5 of              Mgmt          Against                        Against
       the ordinary shareholders meeting dated 02
       FEB 2006 on issue of subscription warrants

7.     Closing of the meeting                                    Mgmt          Abstain                        Against




--------------------------------------------------------------------------------------------------------------------------
 GLOBE TRADE CENTRE S.A. GTC, WARSZAWA                                                       Agenda Number:  701153277
--------------------------------------------------------------------------------------------------------------------------
    Security:  X3204U113                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Mar-2007
        ISIN:  PLGTC0000037
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. SHOULD YOU
       HAVE ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE AT ADP. THANK YOU

1.     Opening the meeting                                       Mgmt          No vote

2.     Appoint the meeting s Chairman                            Mgmt          No vote

3.     Approve the statement of the meeting s legal              Mgmt          No vote
       validity

4.     Approve the Company s financial statement for             Mgmt          No vote
       2006 and the Management s report on Company
       s activity in 2006

5.     Approve the consolidated financial statement              Mgmt          No vote
       for the capital Group for 2006

6.     Adopt the resolution concerning profit for 2006           Mgmt          No vote
       distribution

7.     Approve the duties  fulfilling by the Management          Mgmt          No vote
       for 2006

8.     Approve the duties  fulfilling by the Supervisory         Mgmt          No vote
       Board for 2006

9.     Adopt the resolution concerning amendments to             Mgmt          No vote
       the Company s Statue text

10.    Authorize the Supervisory Board to approve the            Mgmt          No vote
       uniform Statue text

11.    Adopt the resolution concerning changes among             Mgmt          No vote
       the Supervisory Board s Members

12.    Miscellaneous matters                                     Non-Voting

13.    Closure of the meeting                                    Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 GOLDCORP INC.                                                                               Agenda Number:  932665827
--------------------------------------------------------------------------------------------------------------------------
    Security:  380956409                                                             Meeting Type:  Annual and Special
      Ticker:  GG                                                                    Meeting Date:  02-May-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A      A SPECIAL RESOLUTION AUTHORIZING AND EMPOWERING           Mgmt          For                            For
       THE DIRECTORS TO DETERMINE THE NUMBER OF DIRECTORS
       OF THE COMPANY WITHIN THE MINIMUM AND MAXIMUM
       NUMBER SET FORTH IN THE ARTICLES AND THE NUMBER
       OF DIRECTORS OF THE COMPANY TO BE ELECTED AT
       THE ANNUAL MEETING OF SHAREHOLDERS OF THE COMPANY,
       AS MORE PARTICULARLY DESCRIBED IN THE ACCOMPANYING
       MANAGEMENT INFORMATION CIRCULAR;

B      DIRECTOR
       IAN W. TELFER                                             Mgmt          For                            For
       DOUGLAS M. HOLTBY                                         Mgmt          For                            For
       C. KEVIN MCARTHUR                                         Mgmt          For                            For
       JOHN P. BELL                                              Mgmt          For                            For
       LAWRENCE I. BELL                                          Mgmt          For                            For
       BEVERLEY BRISCOE                                          Mgmt          For                            For
       PETER DEY                                                 Mgmt          For                            For
       P. RANDY REIFEL                                           Mgmt          For                            For
       A. DAN ROVIG                                              Mgmt          For                            For
       KENNETH F. WILLIAMSON                                     Mgmt          For                            For

C      IN RESPECT OF THE APPOINTMENT OF DELOITTE &               Mgmt          For                            For
       TOUCHE LLP, CHARTERED ACCOUNTANTS, AS AUDITORS
       AND AUTHORIZING THE DIRECTORS TO FIX THEIR
       REMUNERATION;

D      A RESOLUTION APPROVING AN AMENDMENT TO THE COMPANY        Mgmt          For                            For
       S 2005 STOCK OPTION PLAN, AS MORE PARTICULARLY
       DESCRIBED IN THE ACCOMPANYING MANAGEMENT INFORMATION
       CIRCULAR.




--------------------------------------------------------------------------------------------------------------------------
 GREENE KING PLC                                                                             Agenda Number:  701044632
--------------------------------------------------------------------------------------------------------------------------
    Security:  G40880133                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  01-Sep-2006
        ISIN:  GB00B0HZP136
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the report of the Directors             Mgmt          For                            For
       and the accounts for the 52 weeks ended 30
       APR 2006 and the Auditors  report thereon

2.     Approve the Directors  remuneration report for            Mgmt          For                            For
       the 52 weeks ended 30 APR 2006

3.     Declare a net final dividend of 14.35p per ordinary       Mgmt          For                            For
       share

4.     Elect Mr. Justin Adams as a Director of the               Mgmt          For                            For
       Company

5.     Elect Mr. Ian Bull as a Director of the Company           Mgmt          For                            For

6.     Re-elect Mr. Howard Phillips as a Director of             Mgmt          For                            For
       the Company

7.     Re-appoint Ernst & Young LLP as Auditors of               Mgmt          For                            For
       the Company until the conclusion of the next
       AGM

8.     Authorise the Directors to determine the remuneration     Mgmt          For                            For
       of the Auditors of the Company

9.     Approve to renew the authorities and powers               Mgmt          For                            For
       conferred on the Directors by Article 11 of
       the Articles of Association of the company
       for such period the Section 80 amount shall
       be GBP 6,004,059;  Authority expires the earlier
       of the AGM in 2007 or 15 months

S.10   Approve to renew the authorities and powers               Mgmt          For                            For
       conferred on the Directors by Article 11 of
       the Articles of Association of the company
       for such period the Section 89 amount shall
       be GBP 949,797;  Authority expires the earlier
       of the AGM in 2007 or 15 months

S.11   Authorize the Company, for the purpose of Section         Mgmt          For                            For
       166 of the Companies Act 1985  the Act , to
       make market purchases  Section 163  of up to
       15,196,753 ordinary shares of 12.5 pence each
       in the capital of the Company, at a minimum
       price of 25 pence and up to 105% of the average
       middle market quotations for such shares derived
       from the London Stock Exchange Daily Official
       List, over the previous 5 business days;  Authority
       expires the earlier of the conclusion of the
       AGM of the Company in 2007 or 15 months ; the
       Company, before the expiry, may make a contract
       to purchase ordinary shares which will or may
       be executed wholly or partly after such expiry




--------------------------------------------------------------------------------------------------------------------------
 GRUPA LOTOS S.A., GDANSK                                                                    Agenda Number:  701224874
--------------------------------------------------------------------------------------------------------------------------
    Security:  X32440103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-May-2007
        ISIN:  PLLOTOS00025
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 380151 DUE TO RECEIPT OF AN ADDITIONAL RESOLUTION.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Opening of the meeting                                    Mgmt          No vote

2.     Appoint the meeting s Chairman                            Mgmt          No vote

3.     Approve the confirmation that the meeting has             Mgmt          No vote
       been duly convened and has the capacity to
       adopt resolutions

4.     Approve the agenda                                        Mgmt          No vote

5.     Approve the Company s financial statement for             Mgmt          No vote
       YE 31 DEC 2006 and the Directors report on
       Company s operations in the YE 31 DEC 2006

6.     Approve the consolidated financial statements             Mgmt          No vote
       of the Lotos Group for the YE 31 DEC 2006 and
       the Directors report on the Lotos Groups operations
       in the YE 31 DEC 2006

7.     Approve the Supervisory Boards reports for the            Mgmt          No vote
       YE 31 DEC 2006

8.     Approve the Company s financial statements for            Mgmt          No vote
       the YE 31 DEC 2006 and the Directors report
       on the Company s operations in the YE 31 DEC
       2006

9.     Approve the consolidated financial statements             Mgmt          No vote
       of the Lotos Group for the YE 31 DEC 2006 and
       the Directors report on the Lotos Groups operations
       in the YE 31 DEC 2006

10.    Approve to create a Special Fund for the financing        Mgmt          No vote
       of the Charitable donations of the Grupa Lotos
       S.A.

11.    Approve the distribution of the net profit for            Mgmt          No vote
       the YE 31 DEC 2006

12.    Grant discharge to the Management Board Members           Mgmt          No vote
       in respect of the performance of their duties
       in the period from 01 JAN 2006 to 31 DEC 2006

13.    Grant discharge to the Supervisory Board Members          Mgmt          No vote
       in respect of the performance of their duties
       in the period from 01 JAN 2006 to 31 DEC 2006

14.    Grant an annual bonus to the President of the             Mgmt          No vote
       Management Board for 2006

15.    Amend the Articles of Association of the Company          Mgmt          No vote

16.    Approve the merger of Grupa Lotos Partner S.A.            Mgmt          No vote
       and Lotos Partner Sp. Z O.O. to Grupa Lotos
       S.A.

17.    Approve the changes in the composition of the             Mgmt          No vote
       Supervisory Board

18.    Closing of the meeting                                    Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 HELLENIC EXCHANGE HOLDING SA                                                                Agenda Number:  701046876
--------------------------------------------------------------------------------------------------------------------------
    Security:  X3247C104                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  31-Aug-2006
        ISIN:  GRS395363005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Amend Article 1,  formation, business name,               Mgmt          For                            For
       distinctive name  and 2  business goal  of
       the Company s Articles of Association

2.     Various announcements                                     Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 HELLENIC EXCHANGE HOLDING SA                                                                Agenda Number:  701057855
--------------------------------------------------------------------------------------------------------------------------
    Security:  X3247C104                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  13-Sep-2006
        ISIN:  GRS395363005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Amend Article 1  formation, businessname, distinctive     Mgmt          For                            For
       name  and Article 2  business goal  of the
       Company s Articles of Association

2.     Miscellaneous announcements                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 HELLENIC EXCHANGE HOLDING SA                                                                Agenda Number:  701063935
--------------------------------------------------------------------------------------------------------------------------
    Security:  X3247C104                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  26-Sep-2006
        ISIN:  GRS395363005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Amend Article 1  formation, businessname, distinctive     Mgmt          For                            For
       name  and Article 2  business goal  of the
       Company s Articles of Association

2.     Miscellaneous announcements                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 HELLENIC EXCHANGE HOLDING SA                                                                Agenda Number:  701215469
--------------------------------------------------------------------------------------------------------------------------
    Security:  X3247C104                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  09-May-2007
        ISIN:  GRS395363005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the Board of Directors and the Auditors           Mgmt          No vote
       reports regarding the annual financial statements
       for the FY 2006

2.     Approve the annual financial statements for               Mgmt          No vote
       the FY 2006

3.     Approve the distribution of profits for the               Mgmt          No vote
       FY 2006

4.     Grant discharge to the Members of the Board               Mgmt          No vote
       of Directors and the Auditors from any liability
       for their duties for the FY 2006

5.     Approve the remuneration of the Members of the            Mgmt          No vote
       Board of Directors for the FY 2006 in accordance
       with Article 24, paragraph 2 of the codified
       Law 2190/1920 as specified

6.     Approve the remuneration of the Members of the            Mgmt          No vote
       Board of Directors for the next FY 2007

7.     Appoint the regular and substitute Auditors               Mgmt          No vote
       for the FY 2007 and determine their remuneration

8.     Approve the reduction in the share capital of             Mgmt          No vote
       the Company by EUR 35,135,731.50 by a reduction
       in the par value of the share by EUR 0.50 and
       payment of the corresponding amount to shareholders

9.     Amend the Article 5 of the Company s Articles             Mgmt          No vote
       of Association

10.    Approve the Stock Option Program to Executives            Mgmt          No vote
       of the Companies of the Group, in accordance
       with Article 13 Paragraph 9 of Commercial Law
       2190/1920 as specified

11.    Various announcements                                     Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 HELLENIC EXCHANGE HOLDING SA                                                                Agenda Number:  701246705
--------------------------------------------------------------------------------------------------------------------------
    Security:  X3247C104                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  24-May-2007
        ISIN:  GRS395363005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to reduce the share capital of the Company        Mgmt          No vote
       by EUR 35,135,731.50 by a reduction in the
       par value of the share by EUR 0.50 and payment
       of the corresponding amount to shareholders

2.     Amend Article 5 of the Company s Articles of              Mgmt          No vote
       Association

3.     Approve a Stock Option Program to executives              Mgmt          No vote
       of the companies of the Group, in accordance
       with Article 13 of Common Law 2190/1920 as
       it applies

       PLEASE NOTE: ELIG: INCLUDES SETTLED POSTION               Non-Voting
       PLUS ALL PURCHASES WITH SETTLEMENT DATE UP
       TO THE RDDT, ALL SALES WITH SETTLEMENT DATE
       AFTER THE GM THAT HAVE NOT BEEN ANALYZED AND
       EXCLUDES INBA AND DERIVATES POSITION. IF NO
       ACTIONS RECEIVED, NO ACTION WILL BE TAKEN.
       THE INSTRUCTED SHARES WILL BE UNBLOCKED THE
       NEXT BUSINESS DAY AFTER THE MEETING DATE aMEETa.
       THERE WILL BE NO FURTHER POSTING ON THIS ISSUE.
       THANK YOU




--------------------------------------------------------------------------------------------------------------------------
 HOKUHOKU FINANCIAL GROUP, INC.                                                              Agenda Number:  701278411
--------------------------------------------------------------------------------------------------------------------------
    Security:  J21903109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2007
        ISIN:  JP3842400008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Article to: Allow Board to Authorize Repurchase     Mgmt          For                            For
       its Own Class Shares,   etc.

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 HOMESERVE PLC                                                                               Agenda Number:  701019906
--------------------------------------------------------------------------------------------------------------------------
    Security:  G8291Z148                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-Jul-2006
        ISIN:  GB0034321165
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited accounts for the            Mgmt          For                            For
       YE 31 MAR 2006 and the reports of the Directors
       and the Auditors thereon

2.     Approve the remuneration report for the YE 31             Mgmt          For                            For
       MAR 2006

3.     Declare the final dividend of 13.9p per ordinary          Mgmt          For                            For
       share

4.     Re-elect Mr. Harpin as a Director  retiring               Mgmt          For                            For
       by rotation

5.     Re-elect Mr. Jewitt as a Director  retiring               Mgmt          For                            For
       by rotation

6.     Re-elect Mr. Gibson as a Director  retiring               Mgmt          For                            For
       by rotation

7.     Re-appoint Deloitte & Touche LLP as the Auditors          Mgmt          For                            For
       of the Company and authorize the Directors
       to fix their remuneration

8.     Authorize the Directors, in accordance with               Mgmt          For                            For
       the Article of Association and pursuant to
       Section 80 of the Companies Act 1985, to allot
       relevant securities up to an aggregate nominal
       amount of GBP 2,845,088;  Authority expires
       at the conclusion of the AGM of the Company
       in 2007 or 27 OCT 2007

S.9    Authorize the Directors, subject to passing               Mgmt          For                            For
       of resolution 8 and in accordance with the
       Articles of Association, to allot equity securities
       wholly for cash as if the Section 89(1) of
       the Companies Act 1985 did not apply, up to
       an aggregate nominal amount of GBP 403,775;
       Authority expires earlier at the conclusion
       of the AGM of the Company in 2007 or 27 OCT
       2007

S.10   Authorize the Company to make market purchases            Mgmt          For                            For
       Section 163(3) of the Companies Act 1985 the
       Act , to make market purchases of up to 6,460,414
       ordinary shares of 12 1/2p each in the capital
       of the Company, at a minimum price of 12 1/2p
       and not more than 105% above the average middle
       market value for such shares derived from the
       London Stock Exchange Daily Official List,
       for the 5 business days preceding the date
       of purchase;  Authority expires earlier at
       the conclusion of the AGM of the Company in
       2007 or 27 OCT 2007 ; the Company, before the
       expiry, may make a contract to purchase ordinary
       shares which will or may be executed wholly
       or partly after such expiry




--------------------------------------------------------------------------------------------------------------------------
 HONEYS.CO LTD, IWAKI                                                                        Agenda Number:  701046648
--------------------------------------------------------------------------------------------------------------------------
    Security:  J21394101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-Aug-2006
        ISIN:  JP3770080004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Allow Disclosure of Shareholder        Mgmt          For                            For
       Meeting Materials on the   Internet, Approve
       Minor Revisions Related to the New Commercial
       Code,         Increase the Number of Auditors

3.1    Appoint a Supplementary Auditor                           Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 HONG KONG AIRCRAFT ENGINEERING CO HAECO LTD                                                 Agenda Number:  701202804
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y29790105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  08-May-2007
        ISIN:  HK0044000302
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Declare a final dividend                                  Mgmt          For                            For

2.A    Re-elect Mr. Peter Andre JOHANSEN as a Director           Mgmt          For                            For

2.B    Elect Mr. Martin CUBBON as a Director                     Mgmt          For                            For

2.C    Elect Mr. Christopher Patrick GIBBS as a Director         Mgmt          For                            For

2.D    Elect Mr. Albert LAM Kwong Yu as a Director               Mgmt          For                            For

2.E    Elect Mr. Michelle LOW Mei Shuen as a Director            Mgmt          For                            For

2.F    Elect Mr. Christopher Dale PRATT as a Director            Mgmt          For                            For

2.G    Elect Mr. Mohan Joseph Asholumar SATHIANATHAN             Mgmt          For                            For
       as a Director

3.     Re-appoint PricewaterhouseCoopers as the Auditors         Mgmt          For                            For
       and authorize the Directors to fix their remuneration

4.     Authorize the Directors, subject to this resolution,      Mgmt          For                            For
       to make on-market share repurchases awithin
       the meaning of the Code on Share Repurchasesa;
       during the relevant period, not exceeding 10%
       of the aggregate nominal amount of the issued
       share capital; aAuthority expires the earlier
       of the conclusion of the next AGM of the Company
       or within the next AGM is to be held by lawa

5.     Authorize the Directors to allot, issue and               Mgmt          Against                        Against
       deal with additional shares and to make or
       grant offers, agreements and options during
       and after the relevant period, not exceeding
       the aggregate of 20% of the aggregate nominal
       amount of the issued share capital of the Company;
       otherwise than pursuant to i) a rights issue;
       or ii) any scrip dividend or similar arrangement
       providing for the allotment of shares in lieu
       of the whole or part of a dividend on shares,
       provided that the aggregate nominal amount
       of the shares so allotted aor so agreed conditionally
       or unconditionally to be allotteda, pursuant
       to this resolution wholly for cash shall not
       exceed 5% of the aggregate nominal amount of
       the shares in issue at the date of passing
       this resolution; aAuthority expires the earlier
       of the conclusion of the next AGM of the Company
       or the period within which the next AGM is
       to be held by law or the revocation or variation
       of the authority given under this resolution
       by the ordinary resolution of the shareholders
       in general meetinga

6.     Approve the aggregate fees paid to the Directors          Mgmt          For                            For
       in any 1 year shall not exceed HKD 4 million




--------------------------------------------------------------------------------------------------------------------------
 HONG KONG AIRCRAFT ENGINEERING CO HAECO LTD                                                 Agenda Number:  701281684
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y29790105                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  29-Jun-2007
        ISIN:  HK0044000302
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, the entering into of the Framework               Mgmt          For                            For
       Agreement by the Company aas specifieda, and
       its term, the Transactions and the annual caps
       as specified




--------------------------------------------------------------------------------------------------------------------------
 IAMGOLD CORP                                                                                Agenda Number:  701225573
--------------------------------------------------------------------------------------------------------------------------
    Security:  450913108                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  17-May-2007
        ISIN:  CA4509131088
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Amend the Share Incentive Plan of the Corporation         Mgmt          For                            For
       and approve the amended and restated Share
       Inventive Plan of the Corporation

2.     Elect the Directors as specified                          Mgmt          For                            For

3.     Appoint KPMG LLP Chartered Accountants, as the            Mgmt          For                            For
       Auditors of the Corporation for the ensuing
       year and authorize the Directors to fix their
       remuneration




--------------------------------------------------------------------------------------------------------------------------
 INDRA SISTEMAS SA, MADRID                                                                   Agenda Number:  701105404
--------------------------------------------------------------------------------------------------------------------------
    Security:  E6271Z155                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  19-Dec-2006
        ISIN:  ES0118594417
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       20 DEC 2006 AT 13:00 HOURS. CONSEQUENTLY, YOUR
       VOTING INSTRUCTIONS WILL REMAIN VALID FOR ALL
       CALLS UNLESS THE AGENDA IS AMENDED. THANK YOU.

1.     Increase of the share capital, with exclusion             Mgmt          For                            For
       of the subscription right, in an amount of
       EUR 3.613.634.20 by issuing 18.068.171 ordinary
       shares of the A class of EUR 0.20 of nominal
       value, with a premium of EUR 15.30 per issued
       share, that shall be completely subscribed
       and fully payed out, direct or indirectly,
       by UNION FENOSA, S.A., by means of an in kind
       capital contribution of the 100% of the shares
       of the companies Soluziona Consultoria y Tecnologia,
       S.L.; Soluziona Internacional Servicios Profesionales,
       S.L.; y Soluziona Seguridad, S.A., that make
       up the consulting and IT business of Soluziona;
       consequent modification of the Article 5 of
       the Company s By-laws; request of quotation
       for the new shares

2.     Establishment of the number of Directors within           Mgmt          For                            For
       the limits provided for in Article 21 of the
       Company By-laws

3.     Appointment of Directors                                  Mgmt          For                            For

4.     Authorizations for formalization in a public              Mgmt          For                            For
       instrument

       PLEASE BE ADVISED THAT ADDITIONAL INFORMATION             Non-Voting
       CONCERNING INDRA SYSTEMS, S.A, CAN ALSO BE
       VIEWED ON THE COMPANY S WEBSITE: HTTP://WWW.INDRA.ES




--------------------------------------------------------------------------------------------------------------------------
 INDRA SISTEMAS SA, MADRID                                                                   Agenda Number:  701274831
--------------------------------------------------------------------------------------------------------------------------
    Security:  E6271Z155                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  20-Jun-2007
        ISIN:  ES0118594417
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 392728 DUE TO SPLITTING OF RESOLUTION 6.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       21 JUN 2007. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

1.     Examination and approval, where appropriate,              Mgmt          For                            For
       of the Balance Sheet, Profit and Loss Account,
       Annual Public Report and Directors  Report
       of INDRA SISTEMAS, S.A., corresponding to the
       FY ending 31 DEC 2006, as well as the proposal
       for the allocation of earnings.

2.     Examination and approval, where appropriate,              Mgmt          For                            For
       of the Balance Sheet, Profit and Loss Account,
       Annual Public Report and the Directors  report
       of the Consolidated Group of INDRA SISTEMAS,
       S.A., corresponding to the FY ending 31 DEC
       2006.

3.     Approval, where appropriate, of the Management            Mgmt          For                            For
       of the Board of Directors.

4.     Approval, where appropriate and as the merger             Mgmt          For                            For
       balance sheet, of the balance sheet approved
       in the first point of the agenda. Approval,
       where appropriate, of the merger by absorption
       with Azertia Tecnologias de la Informacion,
       S.A. aSociedad Unipersonala, Azertia Servicios
       Documentales, S.A. aSociedad Unipersonala,
       Azertia Gestion de Centros, S.A. aSociedad
       Unipersonala, BMB Gestion Documental, S.L.
       aSociedad Unipersonala, CDS Corporacion de
       Servicios Externos, S.L. aSociedad Unipersonala,
       Assessors Registrals, S.L. aSociedad Unipersonala,
       Soluziona Consultoria Y Tecnologia, S.L. aSociedad
       Unipersonala y Soluziona Internacional Servicios
       Profesionales, S.L. aSociedad Unipersonala,
       as the absorbed companies, and Indra Sistemas,
       Sociedad Anonima, as the absorbing Company,
       in accordance with the Merger Project approved
       by the respective Boards of Directors. The
       approval of the submittal of the merger to
       the regime of fiscal neutrality stipulated
       in Legislative Royal Decree 4/2004, of March
       5, whereby the Revised Text of the Law on Corporate
       Tax was approved. For the purposes stipulated
       in Article 240 of the Spanish Corporations
       Act, the principal mentions of Merger Project
       approved by the respective Boards of Directors
       on 19 APR 2007 are the following; 1) Companies
       intervening. Absorbing Company: Indra Sistemas,
       Sociedad Anonima, a Spanish Company, whose
       registered Office is in Alcobendas aMadrida,
       Avenida de Bruselas 35, registered in the Commercial
       Register of Madrid, in Volume 865, Sheet 28,
       page Number M-11339 and holder of Tax Identity
       Number A-28599033. Absorbed Companies: i) Azertia
       Tecnologias de la Informacion, S.A. aSociedad
       Unipersonala, a Spanish Company, whose registered
       Office is in Vizcaya aErandioa, Ribera de Axpe
       11, 1 D1, registered in the Commercial Register
       of Vizcaya, in Volume 133, Sheet 138, page
       number BI-600-A and holder of Tax Identity
       Number A- 48306260, which, at the same time
       absorbs its direct subsidiaries: i) Azertia
       Servicios Documentales, S.A. aSociedad Unipersonala,
       a Spanish Company, whose registered Office
       is in Alcobendas aMadrida, Anabel Segura 7,
       registered in the Commercial Register of Madrid,
       in Volume 15.062, Section 8, page number M-8152
       and holder of Tax Identity Number A-79493144,
       and ii) Azertia Gestion de Centros, S.A. aSociedad
       Unipersonala, a Spanish Company, whose registered
       office is in Vizcaya aErandioa, Ribera de Axpe
       11, D1 and 2, registered in the Commercial
       Register of Vizcaya, in Volume 3.379, Sheet
       119, page number BI-16.564 and holder of Tax
       Identity Number A-48821565. ii) BMB Gestion
       Documental, S.L. aSociedad Unipersonala a Spanish
       Company, whose registered office is in Madrid,
       Alcala 261-265, registered in the Commercial
       Register of Madrid, in Volume 12.172, Sheet
       144-8, page number M-192.382 and holder of
       Tax Identity Number C.I.F. B-60883584, which,
       at the same time absorbs its direct subsidiaries;
       i) CDS Corporacion de Servicios Externos, S.L.
       aSociedad Unipersonala, a Spanish Company,
       whose registered Office is in Madrid, Alcala
       35, 5th floor, registered in the Commercial
       Register of Madrid, in Volume 18.411, Sheet
       1, page number M-319.481 and holder of Tax
       Identity Number C.I.F. B-83522227. ii) Assessors
       Registrals, S.L. aSociedad Unipersonala, a
       Spanish Company, whose registered office is
       in Terrassa aBarcelonaa, Bartomeu Amat 16 B,
       ground floor 2a, registered in the Commercial
       Register of Barcelona in Volume 29.422, Sheet
       84, page number B-150246 and holder of Tax
       Identity Number B-61213161. iii) Soluziona
       Consultoria y Tecnologia, S.L. aSociedad Unipersonala,
       a Spanish Company, whose registered Office
       is in Pozuelo de Alarcon aMadrida, Paseo del
       Club Deportivo 1, Urbanizacion La Finca, Somosaguas
       and registered in the Commercial Register of
       Madrid, in Volume 22.947, Sheet 92, page number
       M-410.994 and holder of Tax Identity Number
       B- 84760735, y; iv) Soluziona Internacional
       Servicios Profesionales, S.L. aSociedad Unipersonala,
       a Spanish Company, whose registered Office
       is in Pozuelo de Alarcon, Madrid, Paseo del
       Club Deportivo 1, Urbanizacion La Finca, Somosaguas
       and registered in the Commercial Register of
       Madrid in Volume 13.140, Sheet 190, page number
       M-212536 and holder of Tax Identity Number
       B-82043555. 2) The merger will take place in
       accordance with the provisions of Article 250
       of the Spanish Corporations Act aLSAa, as Indra
       Sistemas, Sociedad Anonima is the direct or
       indirect owner of 100% of the share capital
       of the absorbed companies. 3) The operations
       of the absorbed Companies will be considered
       to be executed by Indra Sistemas, Sociedad
       Anonima, for accounting purposes, as from 01
       JAN 2007. 4) No special rights or advantages
       of any kind are granted

5.     Determination of the number of Directors within           Mgmt          For                            For
       the limits set forth in Article 21 of the Company
       Bylaws.

6.1    Elect Ms. Monica de Oriol e Icaza as Director.            Mgmt          For                            For

6.2    Elect Mr. Luis Lada Diaz as Director.                     Mgmt          For                            For

6.3    Elect Administradora Valtenas, S.A. as Director           Mgmt          For                            For

6.4    Elect Casa Grande de Cartagena, S.L. as Director.         Mgmt          For                            For

7.     Remuneration of the Board of Directors and of             Mgmt          For                            For
       the top management.

8.     Modification of the second Paragraph of Article           Mgmt          For                            For
       30 of the Company Bylaws with the purpose of
       the Executive Committee changing its name to
       Delegate Committee.

9.     Modification of Article 12 of the Regulations             Mgmt          For                            For
       for General Shareholders Meetings in order
       to permit fractionate voting in Shareholders
       Meetings.

10.    Share capital reduction by amortization of 80.910         Mgmt          For                            For
       class C redeemable shares and 42.648 class
       D redeemable shares due to the execution by
       its owner of its redemption right, in accordance
       with the provisions set forth in the Company
       Bylaws.

11.    Delegation on the Board of Directors to adopt             Mgmt          For                            For
       share capital increase resolutions, even trough
       the emission of redeemable shares with exclusion
       of the shareholders  preference right within
       the limits legally provided.

12.    Authorization to the Board of Directors to carry          Mgmt          For                            For
       out derivative acquisitions of treasury stock
       in the Company, directly or through affiliated
       companies, subject to the limits and requirements
       established in Article 75, 1st Additional Provision
       and related provisions of the Spanish Corporations
       Act aLSAa.

13.    Authorization to the Board of Directors to,               Mgmt          For                            For
       in one or more times and for the term and maximum
       amount legally stated, be able to issue fix-interest
       bonds, convertible or exchangeable by shares
       of the Company, with or without pre-emptive
       right, stating the bases and models of conversion
       and exchange. Share capital increase in the
       amount necessary to cover the conversion and
       delegation of faculties in favour of the Board
       of Directors for the execution of the resolved
       share capital.

14.    Appointment of the Auditors for the individual            Mgmt          For                            For
       and consolidated annual accounts corresponding
       to the 2006 FY.

15.    Authorizations for formalization in a public              Mgmt          For                            For
       instrument.

       PLEASE BE ADVISED THAT ADDITIONAL INFORMATION             Non-Voting
       CONCERNING INDRA SISTEMAS, S.A, CAN ALSO BE
       VIEWED ON THE COMPANY S WEBSITE: HTTP://WWW.INDRA.ES.
       THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 INMET MNG CORP                                                                              Agenda Number:  701187216
--------------------------------------------------------------------------------------------------------------------------
    Security:  457983104                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  01-May-2007
        ISIN:  CA4579831047
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Elect Mr. Yilmaz Arguden as the Director of               Mgmt          For                            For
       the Company

1.2    Elect Mr. David R. Beatty as the Director of              Mgmt          For                            For
       the Company

1.3    Elect Mr. John C. Eby as the Director of the              Mgmt          For                            For
       Company

1.4    Elect Mr. Paul E. Gagnu as the Director of the            Mgmt          For                            For
       Company

1.5    Elect Mr. W. Warren Holmes as the Director of             Mgmt          For                            For
       the Company

1.6    Elect Mr. Oyvind Hushovd as the Director of               Mgmt          For                            For
       the Company

1.7    Elect Mr. Thomas Mara as the Director of the              Mgmt          For                            For
       Company

1.8    Elect Mr. Richard Ross as the Director of the             Mgmt          For                            For
       Company

1.9    Elect Mr. James M. Tory as the Director of the            Mgmt          For                            For
       Company

2.     Appoint KPMG LLP as the Auditors of the Company           Mgmt          For                            For

3.     Approve for a change to DSU Plan                          Mgmt          For                            For

4.     Approve to reconfirm the Shareholders Rights              Mgmt          Against                        Against
       Plan

5.     Approve a new By-Law                                      Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 INTERHYP AG, MUENCHEN                                                                       Agenda Number:  701219796
--------------------------------------------------------------------------------------------------------------------------
    Security:  D3515M109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  01-Jun-2007
        ISIN:  DE0005121701
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THESE SHARES MAY BE BLOCKED              Non-Voting
       DEPENDING ON SOME SUBCUSTODIANS' PROCESSING
       IN THE MARKET. PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

1.     Presentation of the financial statements and              Non-Voting
       annual report for the FY 2006 with the report
       of the Supervisory Board, the Group financial
       statements and Group annual report

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 13,834,330.01 as follows: payment
       of a dividend of EUR 1.60 per no-par share,
       the remaining amount shall be carried forward;
       ex-dividend and payable date: 04 JUN 2007

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Appointment of Ernst + Young AG, Mannhem as               Mgmt          For                            For
       the Auditors for the FY 2007

6.     Election of Mr. Gunther Strothe to the Supervisory        Mgmt          For                            For
       Board

7.     Renewal of the authorization to acquire own               Mgmt          For                            For
       shares; the Company shall be authorized to
       acquire own shares of up to 10% of its share
       capital, at a price differing neither more
       than 10% from the market price of the shares
       if they are acquired through the stock exchange
       not more than 20%, if they are acquired by
       way of repurchase offer, on or before 01 DEC
       2008; the Board of Managing Directors shall
       be authorized to dispose of the shares in a
       manner other then the stock exchange or an
       offer to all shareholders if the shares are
       sold at a price not materially below their
       market price, to use the shares in connection
       with mergers and acquisitions or within the
       Company's Stock Option Plan 2005, to issue
       the shares to employees and pensioners of the
       Company, and to retire the shares

8.     Resolution on amendments to the Articles of               Mgmt          For                            For
       Association in accordance with the new Transparency
       Directive Implementation Law, Section 4(1),
       regarding announcements of the Company being
       published in the Electronic Federal Gazette
       if no other form of publication is required
       Section 4(2), regarding the Company being authorized
       to transmit information to shareholders by
       electronic means

9.     Approval of the Profit Transfer Agreement with            Mgmt          For                            For
       the Company's wholly-owned subsidiary Hausfinanz
       Beratungsgesellschaft MBH, effective retroactively
       from 01 JAN 2007 until at least 31 DEC 2012

10.    Amendment to the Control And Profit Transfer              Mgmt          For                            For
       Agreement with PROHYO GmbH; the Control Agreement
       between the Company and PROHYO GmbH shall be
       cancelled as per 31 DEC 2007; the Profit Transfer
       Agreement between the Company and the Company's
       wholly-owned subsidiary PROHYP GmbH shall be
       effective retroactively from 01 JAN 2007 until
       at least 31 DEC 2012




--------------------------------------------------------------------------------------------------------------------------
 INTRALOT SA - INTEGRATED IT SYSTEMS AND LOTTERY SERVICES                                    Agenda Number:  701043630
--------------------------------------------------------------------------------------------------------------------------
    Security:  X3968Y103                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  24-Aug-2006
        ISIN:  GRS343313003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the issuance of a convertible bond loan           Mgmt          Against                        Against
       with the abolition of the shareholders preemptive
       right and authorize the members of the Board
       of Directors for the determination of the special
       terms of the convertible bond loan

2.     Amend the Company s Stock Option Plan terms               Mgmt          Against                        Against
       for individuals, according to Article 13 paragraph
       9 of Company s Law 2190/1920, as currently
       in force, approved by the shareholders a repeated
       general meeting on 04 MAY 2005 and shareholders
       OGM on 20 APR 2005

3.     Miscellaneous announcements                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 INTRALOT SA - INTEGRATED IT SYSTEMS AND LOTTERY SERVICES                                    Agenda Number:  701055130
--------------------------------------------------------------------------------------------------------------------------
    Security:  X3968Y103                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  07-Sep-2006
        ISIN:  GRS343313003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the issuance of a convertible bond loan           Mgmt          Against                        Against
       with abolition of the shareholders preemptive
       right and relevant authorization supply to
       the Board of Directors for the determination
       of the special terms of the said bond loan

2.     Amend the Company s Stock Option Plan terms               Mgmt          Against                        Against
       for individuals, according to Article 13 Paragraph
       9 of C.L. 2190/1920, as amended and currently
       in force, approved by the shareholders A repeated
       GM on 04 MAY 2005 and shareholders OGM on 20
       APR 2005

3.     Miscellaneous announcements                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 INTRALOT SA - INTEGRATED IT SYSTEMS AND LOTTERY SERVICES                                    Agenda Number:  701061804
--------------------------------------------------------------------------------------------------------------------------
    Security:  X3968Y103                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  22-Sep-2006
        ISIN:  GRS343313003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the issuance of a convertible bond loan           Mgmt          Against                        Against
       with abolition of the shareholders preemptive
       right and relevant authorization supply to
       the Board of Directors for the determination
       of the special terms of the said bond loan

2.     Amend the Company s Stock Option Plan terms               Mgmt          Against                        Against
       for individuals, according to Article 13 Paragraph
       9 of C.L. 2190/1920, as amended and currently
       in force, approved by the shareholders A repeated
       GM on 04 MAY 2005 and shareholders OGM on 20
       APR 2005

3.     Miscellaneous announcements                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 INTRALOT SA - INTEGRATED IT SYSTEMS AND LOTTERY SERVICES                                    Agenda Number:  701181668
--------------------------------------------------------------------------------------------------------------------------
    Security:  X3968Y103                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  18-Apr-2007
        ISIN:  GRS343313003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the annual financial statements for               Mgmt          No vote
       the FY 2006 after hearing the Board of Directors
       and the Auditors relevant reports and decision
       making for profit disposal

2.     Authorize the Board of Directors Members and              Mgmt          No vote
       the certified Auditor from any liability for
       indemnity for the Management of the Company,
       for the annual financial statements, for the
       FY 2006

3.     Elect the certified Auditors, regular and substitute,     Mgmt          No vote
       for the FY 2007 and approve to determine of
       their salaries

4.     Approve the Board of Directors salaries based             Mgmt          No vote
       on the profits and damages for the FY 2006
       and pre-approvae of the Board of Directors
       salaries and damages for the FY 2007 according
       to Articles 24 of the law 2190/1920 and Article
       5 of the law 3016/2002

5.     Approve to determine the maximum amount for               Mgmt          No vote
       Members of the Board of Directors salaries
       being associated with the Company through tied
       labor for the period from 01 JUL 2007 to 30
       JUN 2008, according to Articles 23A of the
       Law 2190/1920

6.     Authorize the Board of Director Members and               Mgmt          No vote
       to the Company Managers for their participation
       in other associated Companies Board of Director
       or Management according to Article 42 Para
       5 of the Law 2190/1920

7.     Approve the new decision making for the purchase          Mgmt          No vote
       of the Company s own shares, via ATHEX and
       up to 10% of the total shares, taking into
       consideration the shares that have already
       been purchased, according to the decisions
       made by the shareholders general meeting on
       15 MAR 2002, 02 APR 2003, 28 APR 2004, 20 APR
       2005 and 04 MAY 2006 and determine of the maximum
       and minimum price of the new transactions,
       as well as the time period with in these transactions
       have to be executed and authorize the Board
       of Director for the relevant legal formulations,
       according to regulation and terms of Article
       16 para 5-7 of the Law 2190/1920 as it is in
       effect

8.     Approve the information for the purchase of               Mgmt          No vote
       own shares, according to the decision made
       on 04 MAY 2006 by the general meeting of the
       Company s shareholders

9.     Various announcements                                     Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 IRISH LIFE & PERMANENT PLC                                                                  Agenda Number:  701206840
--------------------------------------------------------------------------------------------------------------------------
    Security:  G4945H105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  18-May-2007
        ISIN:  IE0004678656
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the accounts for the YE               Mgmt          For                            For
       31 DEC 2006 and the reports of the Directors
       and the Auditors thereon

2.     Declare a final dividend on the ordinary shares           Mgmt          For                            For
       in the capital of the Company for the YE 31
       DEC 2006

3.A    Re-appoint Mr. Denis Casey as a Director, who             Mgmt          For                            For
       retires in accordance with the Articles of
       Association

3.B    Re-appoint Mr. Peter Fitzpatrick as a Director,           Mgmt          For                            For
       who retires in accordance with the Articles
       of Association

3.C    Re-appoint Mr. Roy Keenan as a Director, who              Mgmt          For                            For
       retires in accordance with the Articles of
       Association

3.D    Re-appoint Mr. Finbar Sheehan as a Director,              Mgmt          For                            For
       who retires in accordance with the Articles
       of Association

4.     Authorize the Directors to determine the remuneration     Mgmt          For                            For
       of the Auditors

S.5    Authorize the Company and/or any subsidiary               Mgmt          For                            For
       aSection 155 of the Companies Act 1963a of
       the Company, to make market purchases aSection
       212 of the Companies Act, 1990a of the Company
       s ordinary shares on such terms and conditions
       and in such manner as the Directors, or the
       case may be, the Directors of such subsidiary
       may from time to time determine in accordance
       with and subject to the provisions of the Companies
       Act, 1990 and the restrictions and provisions
       as set out in Article 50 b and 50 c of the
       Articles of Association of the Company, provided
       that the maximum aggregate number of ordinary
       shares to be acquired pursuant to this resolution
       will be 27,546,743; and for the purposes of
       the Section 209 of the Companies Act, 1990,
       the re-issue price range at which any treasury
       share aSection 209a from time being held by
       the Company may be re-issued off-market be
       the price range as set out in Article 50 d
       of the Articles of Association of the Company;
       and aAuthority expires the earlier of the conclusion
       of the next AGM of the Company or 18 AUG 2008a

S.6    Authorize the Directors, pursuant to Section              Mgmt          For                            For
       23 and Section 24(1) of the Companies aAmendmenta
       Act 1983, to allot equity securities aSection
       23a for cash pursuant to the authority to allot
       relevant securities conferred by Resolution
       5 by the Members of the Company at the AGM
       held on 20 MAY 2005, disapplying the statutory
       pre-emption rights aSection 23(1)a, provided
       that this power is limited to the allotment
       of equity securities: a) in connection with
       a rights issue in favor of Members where the
       equity securities are issued proportionately
       to the respective numbers of shares held by
       such Members but subject to such exclusions
       as the Directors may deem fit to deal with
       fractional entitlements or legal and practical
       problems arising in or in respect of any territory;
       and b) up to an aggregate nominal value of
       EUR 4,407,479 a5% of the issued ordinary share
       capital of the Company as at 27 MAR 2007a;
       aAuthority expires the earlier of the conclusion
       of the next AGM of the Company or 15 monthsa;
       and authorize the Directors to allot equity
       securities after the expiry of this authority
       in pursuance of such an offer or agreement
       made prior to such expiry

7      Amend the rules of the Irish Life & Permanent             Mgmt          For                            For
       plc Long-Term Incentive Plan athe Plana by
       the deletion of the existing Appendix of performance
       conditions and its replacement with the performance
       conditions set out in the Appendix to the Chairman
       s letter to shareholders of the Company accompanying
       this notice by the making of such consequent
       changes to the Rules of the Plan as the Board
       shall in its absolute discretion determine
       necessary or desirable

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting
       OF DETAILED AGENDA AND CHANGE IN NUMBERING
       OF RESOLUTION. PLEASE ALSO NOTE THE NEW CUT-OFF
       IS 09 MAY 2007. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 IWATANI INTERNATIONAL CORPORATION                                                           Agenda Number:  701298564
--------------------------------------------------------------------------------------------------------------------------
    Security:  J25424128                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-Jun-2007
        ISIN:  JP3151600008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.3    Appoint a Corporate Auditor                               Mgmt          For                            For

3.4    Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 JAPAN SECURITIES FINANCE CO.,LTD.                                                           Agenda Number:  701235500
--------------------------------------------------------------------------------------------------------------------------
    Security:  J27617109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2007
        ISIN:  JP3714400003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please note this announcement is being provided           Non-Voting
       to inform you that the true agenda has been
       released and is available for your review.
       (Please refer to the attached PDF files.)

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Approve Payment of Bonuses to Directors                   Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 JELMOLI HOLDING AG, ZUERICH                                                                 Agenda Number:  701212348
--------------------------------------------------------------------------------------------------------------------------
    Security:  H43734138                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  15-May-2007
        ISIN:  CH0000668464
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET. PLEASE CONTACT YOUR ADP CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS. THANK YOU

1.     Receive the annual report 2005 aannual report,            Mgmt          No vote
       annual accounts, consolidated accountsa and
       the reports of the Auditors and the Group Auditors

2.     Grant discharge to the Board of Directors                 Mgmt          No vote

3.     Approve the appropriation of the balance sheet            Mgmt          No vote
       profit

4.     Approve the partial amendment of the Articles             Mgmt          No vote
       of  Association

5.1    Re-elect Mr. Daniel Buerki                                Mgmt          No vote

5.2    Re-elect Mr. Walter Fust                                  Mgmt          No vote

5.3    Re-elect Mr. Carlo Magri                                  Mgmt          No vote

5.4    Elect Mr.Harald Pinger                                    Mgmt          No vote

5.5    Elect Mr. Michael Mueller                                 Mgmt          No vote

6.     Elect the Auditors and the Group Auditors                 Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 JERONIMO MARTINS SGPS SA, LISBOA                                                            Agenda Number:  701150005
--------------------------------------------------------------------------------------------------------------------------
    Security:  X40338109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  30-Mar-2007
        ISIN:  PTJMT0AE0001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT FOR EVERY 100 SHARES YOU HAVE            Non-Voting
       1 VOTING RIGHT. THANK YOU.

1.     Elect the Chairman and Secretary of the General           Mgmt          No vote
       Meeting of shareholders for the period 2007-2009

2.     Approve the year 2006 annual report and accounts          Mgmt          No vote
       of the Company

3.     Approve the profit s appropriation                        Mgmt          No vote

4.     Approve the 2006 consolidated annual report               Mgmt          No vote
       and results

5.     Approve to appreciate the Management Board and            Mgmt          No vote
       Supervisory Board performance

6.     Amend the Company By-Laws, by changing the Articles       Mgmt          No vote
       7, 11, 12, 13, 14, 15, 16, 17, 18, 19, 20,
       21, 22, 23, 24, 25, 26, 27, 28 and 29 and by
       adding the Articles 30, 31 and 32

7.     Approve to change the nominal value of the shares         Mgmt          No vote
       from EUR 5 into EUR 1, changing the number
       of shares of the Company and amend the Article
       5 of the Company By-Laws

8.     Elect the Governing Bodies for the period 2007-2009       Mgmt          No vote

9.     Elect the Members of the Remuneration Committee           Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 JFE SHOJI HOLDINGS, INC.                                                                    Agenda Number:  701297283
--------------------------------------------------------------------------------------------------------------------------
    Security:  J2870F109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-Jun-2007
        ISIN:  JP3386020006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

3      Appoint a Corporate Auditor                               Mgmt          For                            For

4      Appoint a Supplementary Auditor                           Mgmt          For                            For

5      Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Directors and Corporate         Auditors




--------------------------------------------------------------------------------------------------------------------------
 KINGSPAN GROUP PLC                                                                          Agenda Number:  701224735
--------------------------------------------------------------------------------------------------------------------------
    Security:  G52654103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-May-2007
        ISIN:  IE0004927939
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the financial statements and            Mgmt          For                            For
       the reports of the Directors and the Auditors
       for the YE 31 DEC 2006

2.     Declare the dividends                                     Mgmt          For                            For

3.a    Re-appoint Mr. Noel Crowe as a Director, who              Mgmt          Against                        Against
       retires by rotation in accordance with the
       Articles of Association of the Company

3.b    Re-appoint Mr. Brian Joyce as a Director, who             Mgmt          For                            For
       retires by rotation in accordance with the
       Articles of Association of the Company

3.c    Re-appoint Mr. Tony McArdle as a Director, who            Mgmt          For                            For
       retires by rotation in accordance with the
       Articles of Association of the Company

3.d    Re-appoint Mr. Eugene Murtagh as a Director               Mgmt          For                            For

3.e    Re-appoint Mr. Eoin McCarthy as a Director                Mgmt          Against                        Against

4.     Authorize the Directors to fix the remuneration           Mgmt          For                            For
       of the Auditors for the YE 31 DEC 2007

S.5    Authorize the Directors, to allot relevant securities     Mgmt          For                            For
       with in the meaning of Section 20 of the Companies
       aAmendmenta Act, 1983 up to an amount equal
       to the authorized but as yet unissued share
       capital of the Company at the close of business
       on the date of the passing of this Resolution;
       aAuthority expires at the conclusion of the
       next AGM of the Companya; and the Company may
       make an offer or agreement before the expiry
       of this authority which would or might require
       relevant securities to be allotted after this
       authority has expired and the Directors may
       allot relevant securities in pursuance of any
       such offer or agreement as if the authority
       conferred here by had not expired

S.6    Authorize the Directors, subject to the passing           Mgmt          For                            For
       of the Resolution S.5, pursuant to Section
       24 of the Companies aAmendmenta Act, 1983 to
       allot equity securities aSection 23 of the
       Acta pursuant to the authority conferred by
       Resolution S.5 as if Section 23(1) did not
       apply to any such allotment provided that this
       power shall be limited to the allotment of
       equity securities: a) in connection with a
       rights issue, open offer or other invitation
       to or in favor of the holders of ordinary shares
       where the equity securities respectively attributable
       to the interests of such holders are proportional
       aas nearly as may bea to the respective numbers
       of ordinary shares held by them but subject
       to such exclusions or other arrangements as
       the Directors may deem necessary or expedient
       to deal with legal or practical problems in
       respect of overseas shareholders, fractional
       entitlements or otherwise; and b) up to an
       amount equal to 5% of the aggregate nominal
       value of the Company s issued ordinary share
       capital at the close of business on the date
       of passing of this resolution; aAuthority expires
       the earlier at the conclusion of the next AGM
       of the Companya; and the Company may, before
       such expiry, make an offer or agreement which
       would or might require equity securities to
       be allotted after such expiry and the Directors
       may allot equity securities in pursuance of
       such offer or agreement as if the power conferred
       hereby had not expired

7.     Amend the Rules of the Kingspan Group plc 1998            Mgmt          For                            For
       Share Option Scheme by deleting the existing
       Rule 3.2 and substituting with the specified
       new Rule 3.2

8.     Amend the Rules of the Kingspan Group plc Second          Mgmt          For                            For
       Tier Share Option Plan by deleting the existing
       Rules 3.2 and 3.3 and substituting with the
       specified new Rules 3.2 and 3.3




--------------------------------------------------------------------------------------------------------------------------
 KINROSS GOLD CORP                                                                           Agenda Number:  701216144
--------------------------------------------------------------------------------------------------------------------------
    Security:  496902404                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  02-May-2007
        ISIN:  CA4969024047
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve to set the number of directors to be              Mgmt          For                            For
       elected at the meeting and to empower the directors
       to fix the number of directors in between shareholders
       meetings as specified

2.1    Elect Mr. John A. Brough as a Director                    Mgmt          For                            For

2.2    Elect Mr. Tye W. Burt as a Director                       Mgmt          For                            For

2.3    Elect Mr. John K. Carrington as a Director                Mgmt          For                            For

2.4    Elect Mr. Richard S. Hallisey as a Director               Mgmt          For                            For

2.5    Elect Mr. John M.H. Huxley as a Director                  Mgmt          For                            For

2.6    Elect Mr. John A. Keyes as a Director                     Mgmt          For                            For

2.7    Elect Mr. Cole E. Mcfarland as a Director                 Mgmt          For                            For

2.8    Elect Mr. C. Mcleod-Seltzer as a Director                 Mgmt          For                            For

2.9    Elect Mr. George F. Michals as a Director                 Mgmt          For                            For

2.10   Elect Mr. John E. Oliver as a Director                    Mgmt          For                            For

2.11   Elect Mr. Terence C.W. Reid as a Director                 Mgmt          For                            For

3.     Appoint KPMG LLP, Chartered Accountants, as               Mgmt          For                            For
       the Auditors of the Company for the ensuing
       year and Authorize the Directors to fix their
       remuneration

4.     Approve to confirm certain revisions to the               Mgmt          For                            For
       By-laws of the Company as specified




--------------------------------------------------------------------------------------------------------------------------
 KONAKA CO LTD                                                                               Agenda Number:  701090843
--------------------------------------------------------------------------------------------------------------------------
    Security:  J35953108                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  15-Nov-2006
        ISIN:  JP3300000001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Share-based Acquisition of FUTATA CO.,LTD.        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 KONAKA CO LTD                                                                               Agenda Number:  701111522
--------------------------------------------------------------------------------------------------------------------------
    Security:  J35953108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  15-Dec-2006
        ISIN:  JP3300000001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Allow Disclosure of Shareholder        Mgmt          For                            For
       Meeting Materials on the Internet, Allow Use
       of Electronic Systems for Public Notifications,
       Appoint Independent Auditors, Approve Minor
       Revisions Related to the New Commercial Code

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

4      Approve Final Payment Associated with Abolition           Mgmt          Against                        Against
       of Retirement Benefit System for Directors
       and Auditors

5      Amend the Compensation to be Received by Corporate        Mgmt          For                            For
       Officers

6      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors

7      Approve Adoption of Takeover Defense Measures             Mgmt          Against                        Against

8      Amend Articles to: Approve Minor Revisions Related        Mgmt          Against                        Against
       to the Takeover Defense Measures, Increase
       Authorized Capital to 60M shs., Reduce Term
       of Office of Directors, etc.




--------------------------------------------------------------------------------------------------------------------------
 KONINKLIJKE BOSKALIS WESTMINSTER NV                                                         Agenda Number:  701050522
--------------------------------------------------------------------------------------------------------------------------
    Security:  N14952225                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  30-Aug-2006
        ISIN:  NL0000341485
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Opening                                                   Non-Voting

2.     Approve the recommendation to nominate a Member           Mgmt          For                            For
       of the Supervisory Board; if no recommendation
       is made, a proposal be put forward to appoint
       - on the recommendation of the Supervisory
       Board - Mr. M. Niggebrugge to the Supervisory
       Board as of 30 AUG 2006

3.     Closure                                                   Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 KONINKLIJKE BOSKALIS WESTMINSTER NV                                                         Agenda Number:  701219936
--------------------------------------------------------------------------------------------------------------------------
    Security:  N14952225                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  09-May-2007
        ISIN:  NL0000341485
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Opening                                                   Non-Voting

2.     Receive the annual report of 2006                         Mgmt          No vote

3.A    Approve to determine the annual account 2006              Mgmt          No vote

3.B    Receive the report of the Supervisory Board               Mgmt          No vote

4.A    Approve the profit allocation                             Mgmt          No vote

4.B    Approve the dividend appropriation                        Mgmt          No vote

5.     Grant discharge to the Management Board                   Mgmt          No vote

6.     Grant discharge to the Supervisory Board                  Mgmt          No vote

7.     Appoint Mr. T.L. Baartmans as the Member of               Mgmt          No vote
       the Management Board

8.     Appoint Mr. C. Van Woudenberg and re-appoint              Mgmt          No vote
       Mr. M. Van Der Vorm as the Members of the Supervisory
       Board

9.     Approve to determine the remuneration policy              Mgmt          No vote

10.    Authorize the Management Board to acquire shares          Mgmt          No vote

11.    Amend the Articles of Association                         Mgmt          No vote

12.    Questions                                                 Non-Voting

13.    Closing                                                   Non-Voting

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting
       OF RECORD DATE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 KUBOTA CORPORATION                                                                          Agenda Number:  701235649
--------------------------------------------------------------------------------------------------------------------------
    Security:  J36662138                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-Jun-2007
        ISIN:  JP3266400005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please note this announcement is being provided           Non-Voting
       to inform you that the true agenda has been
       released and is available for your review.
       (Please refer to the attached PDF files.)

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          For                            For

1.9    Appoint a Director                                        Mgmt          For                            For

1.10   Appoint a Director                                        Mgmt          For                            For

1.11   Appoint a Director                                        Mgmt          For                            For

1.12   Appoint a Director                                        Mgmt          For                            For

1.13   Appoint a Director                                        Mgmt          For                            For

1.14   Appoint a Director                                        Mgmt          For                            For

1.15   Appoint a Director                                        Mgmt          For                            For

1.16   Appoint a Director                                        Mgmt          For                            For

1.17   Appoint a Director                                        Mgmt          For                            For

1.18   Appoint a Director                                        Mgmt          For                            For

1.19   Appoint a Director                                        Mgmt          For                            For

1.20   Appoint a Director                                        Mgmt          For                            For

1.21   Appoint a Director                                        Mgmt          For                            For

2.1    Appoint a Corporate Auditor                               Mgmt          For                            For

2.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.     Approve Payment of Bonuses to Directors                   Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 KUEHNE + NAGEL INTERNATIONAL AG,  NAGEL INTERNATIONAL AG                                    Agenda Number:  701218302
--------------------------------------------------------------------------------------------------------------------------
    Security:  H4673L145                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  04-May-2007
        ISIN:  CH0025238863
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       PLEASE NOTE THAT THIS IS THE PART II OF THE               Non-Voting
       MEETING NOTICE SENT UNDER MEETING 380105, INCLUDING
       THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
       YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
       AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
       DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
       THAT ARE SUBMITTED AFTER THE CUTOFF DATE WILL
       BE PROCESSED ON A BEST EFFORT BASIS. THANK
       YOU.

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       380107 DUE TO REICEIPT OF DIRECTORS NAMES.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Approve the annual report, the annual accounts            Mgmt          No vote
       and the accounts of the Group 2006

2.     Approve the appropriation of the balance profit           Mgmt          No vote

3.     Grant discharge of the Board of Directors and             Mgmt          No vote
       the Management

4.1    Elect Mr. Wolfgang Peiner as a Director                   Mgmt          No vote

4.2    Elect Mr. Xavier Urbain as a Director                     Mgmt          No vote

5.     Elect the Auditors and the Group Auditors                 Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 LEROY SEAFOOD GROUP ASA                                                                     Agenda Number:  701153075
--------------------------------------------------------------------------------------------------------------------------
    Security:  R4279D108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  19-Mar-2007
        ISIN:  NO0003096208
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN EGM. THANK YOU.               Non-Voting

       IMPORTANT MARKET PROCESSING REQUIREMENT:  A               Non-Voting
       BENEFICIAL OWNER SIGNED POWER OF ATTORNEY (POA)
       IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
       VOTING INSTRUCTIONS IN THIS MARKET.  ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED.  SHOULD YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       AT ADP.  THANK YOU

       MARKET RULES REQUIRE ADP TO DISCLOSE BENEFICIAL           Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS.
       IF AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR ADP CLIENT SERVICE REPRESENTATIVE.
       THIS INFORMATION IS REQUIRED IN ORDER FOR
       ADP TO LODGE YOUR VOTE

1.     Opening of the meeting by the Chairman of the             Mgmt          Abstain                        Against
       Board, Svein Milford, and registration of shareholders
       present

2.     Elect the meeting Chair and 1 person to co-sign           Mgmt          For                            For
       the minutes

3.     Approve the notice and the agenda                         Mgmt          For                            For

4.     Approve to increase the share capital by up               Mgmt          For                            For
       to NOK 8,500,000 through a private placement
       by the issuance of 8,500,000 new shares against
       contribution-in-kind

5.     Approve to increase the share capital by up               Mgmt          For                            For
       to NOK 2,300,000 through a private placement
       by the issuance of up to 2,300,000 new shares
       against cash




--------------------------------------------------------------------------------------------------------------------------
 LEROY SEAFOOD GROUP ASA                                                                     Agenda Number:  701239293
--------------------------------------------------------------------------------------------------------------------------
    Security:  R4279D108                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  21-May-2007
        ISIN:  NO0003096208
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting

       IMPORTANT MARKET PROCESSING REQUIREMENT:  A               Non-Voting
       BENEFICIAL OWNER SIGNED POWER OF ATTORNEY (POA)
       IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
       VOTING INSTRUCTIONS IN THIS MARKET.  ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED.  IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS.
       IF AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE.  THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Opening of the meeting by the Chairman of the             Mgmt          Abstain                        Against
       Board, Mr. Svein Milford, and registration
       of the shareholders present

2.     Elect the meeting Chair and 1 person to co-sign           Mgmt          For                            For
       the minutes

3.     Approve the notice and the agenda                         Mgmt          For                            For

4.     Approve the annual report and the accounts of             Mgmt          For                            For
       the parent Company and the consolidated, including
       distribution of dividend and the remuneration
       of the Auditor and the Board of Directors

5.     Elect the Board of Directors and the Auditor              Mgmt          For                            For

6.     Elect the Election Committee                              Mgmt          For                            For

7.     Approve to renew the Board s authorization to             Mgmt          For                            For
       purchase the Company s own shares

8.     Approve to renew the Board s authorization to             Mgmt          For                            For
       increase the share capital by issuing new shares
       through private placements directed at Employees
       of Leroy Seafood Group and its subsidiaries

9.     Approve to renew the Board s authorization to             Mgmt          For                            For
       increase the share capital by issuing new shares
       through private placements

10.    Approve the Board s guidelines for remuneration           Mgmt          For                            For
       to the Company s Officers




--------------------------------------------------------------------------------------------------------------------------
 LOGICACMG PLC                                                                               Agenda Number:  701063858
--------------------------------------------------------------------------------------------------------------------------
    Security:  G55552106                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  02-Oct-2006
        ISIN:  GB0005227086
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the acquisition  the Acquisition  of              Mgmt          For                            For
       the entire issued and to be issued share capital
       and convertible debentures of WM-data by LogicaCMG
       whether pursuant to the offer  as specified
       or otherwise, and to approve all agreements
       and arrangements ancillary to and necessary
       or desirable to effect the Acquisition and
       authorize the Directors  or any duly constituted
       committee thereof  to take all such steps as
       may be necessary or desirable in relation thereto
       and to carry the same into effect with such
       modifications, variations, revisions or amendments
       as they shall deem necessary or desirable;
       grant authority to increase the authorized
       share capital of LogicaCMG increased from GBP
       175 million to GBP 225 million by the creation
       of 500,000,000 ordinary shares of 10 pence
       each in the authorized share capital of LogicaCMG
       New LogicaCMG Shares ; and authorize the Directors,
       pursuant to Section 80 of the Companies Act
       1985  the Act  to allot relevant securities
       Section 80 of the Act  in connection with
       the acquisition up to an aggregate nominal
       amount of GBP 40,857,746.90  equivalent to
       408,577,469 New LogicaCMG Shares ;  Authority
       expires the earlier of the Company s next AGM
       or 31 DEC 2007  and the LogicaCMG may allot
       relevant securities if the allotment is made
       pursuant to an agreement or offer which was
       made before the expiry

2.     Authorize the Directors, conditional upon the             Mgmt          For                            For
       offer for WM-data becoming or being declared
       wholly unconditional, to allot relevant securities
       Section 80 of the Act  generally and without
       condition up to a total nominal amount of GBP
       27,015,870  equivalent to 270,158,700 LogicaCMG
       Shares , provided that the authority conferred
       by this resolution shall, when aggregate with
       the authority to allot LogicaCMG Shares up
       to maximum nominal amount of GBP 37,844,382
       equivalent to 378,443,820 LogicaCMG Shares
       granted at LogicaCMG s AGM on 17 MAY 2006,
       be limited in respect of the allotment of relevant
       securities  other than pursuant to the exercise
       of existing options or warrants or conversion
       of convertible bonds  up to aggregate nominal
       amount of GBP 51,897,186.20  represent one-third
       of the ordinary share capital of LogicaCMG
       in issue immediately after completion of the
       acquisition ;  Authority expires the earlier
       of the Company s next AGM or 31 DEC 2007  and
       save that LogicaCMG may allot relevant securities
       after this authority ends the allotment is
       made pursuant to an agreement or offer which
       was made before this authority ends and the
       authority will not replace, but will be supplement
       and in addition to, any existing authority




--------------------------------------------------------------------------------------------------------------------------
 LONMIN PLC                                                                                  Agenda Number:  701115239
--------------------------------------------------------------------------------------------------------------------------
    Security:  G56350112                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Jan-2007
        ISIN:  GB0031192486
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited accounts and the reports              Mgmt          For                            For
       of the Directors and the Auditors for the YE
       30 SEP 2006

2.     Receive and approve the Directors  remuneration           Mgmt          Against                        Against
       report for the YE 30 SEP 2006

3.     Declare a final divided of 55 US cents per share          Mgmt          For                            For
       in respect of the YE 30 SEP 2006, payable on
       09 FEB 2007 to shareholders on the register
       at the close of business on 12 JAN 2007

4.     Re-appoint KPMG Audit Plc as the Company s Auditors       Mgmt          For                            For
       and authorize the Directors to agree the Auditors
       remuneration

5.     Re-elect Mr. Ian Farmer as a Director of the              Mgmt          For                            For
       Company

6.     Re-elect Mr. Peter Godsoe as a Director of the            Mgmt          For                            For
       Company

7.     Re-elect Mr. Brad Mills as a Director of the              Mgmt          For                            For
       Company

8.     Re-elect Mr. Roger Phillimore as a Director               Mgmt          For                            For
       of the Company

9.     Authorize the Directors, in accordance with               Mgmt          For                            For
       Section 80 of the Companies Act 1985 aActa
       to exercise all the powers of the Company to
       allot relevant securities aSection 80(2) of
       the Acta up to an aggregate nominal amount
       of USD 49,700,000; aAuthority expires on the
       date of the next AGM of the Companya; and the
       Directors may allot relevant securities after
       the expiry of this authority in pursuance of
       such an offer or agreement made prior to such
       expiry

S.10   Authorize the Directors, pursuant to Section              Mgmt          For                            For
       95 of the Companies Act 1985 aActa, to allot
       equity securities aSection 94 of the Acta for
       cash pursuant to the authority conferred by
       Resolution 9, disapplying the statutory pre-emption
       rights aSection 89(1)a, provided that this
       power is limited to the allotment of equity
       securities a) in connection with a rights issue,
       open offer or other offers in favor of ordinary
       shareholders; and b) up to an aggregate nominal
       amount of USD 7,400,000; aAuthority expires
       on the date of the next AGM of the Companya;
       and the Directors may allot equity securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry

S.11   Authorize the Company, pursuant to Article 49             Mgmt          For                            For
       of the Company s Articles of Association, to
       make market purchases aSection 163(3) of the
       Companies Act 1985a of up to 14,900,000 ordinary
       shares of 1 USD in the capital of the Company,
       at a minimum price of USD 1 and the maximum
       price that may be paid is equal to 105% above
       the average market value for such shares derived
       from the London Stock Exchange Daily Official
       List, over the previous 5 business days; aAuthority
       expires at the conclusion of the next AGM of
       the Companya; and the Company, before the expiry,
       may make a contract to purchase ordinary shares
       which will or may be executed wholly or partly
       after such expiry

12.    Approve the amendments to the rules aRulesa               Mgmt          Against                        Against
       of the Lonmin PLC shareholder Value Incentive
       Plan aPlana as specified and authorize the
       Company Secretary to take any action necessary
       to implement the Plan




--------------------------------------------------------------------------------------------------------------------------
 LONZA GROUP AG, BASEL                                                                       Agenda Number:  701157768
--------------------------------------------------------------------------------------------------------------------------
    Security:  H50524133                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-Mar-2007
        ISIN:  CH0013841017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET. PLEASE CONTACT YOUR ADP CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       PLEASE NOTE THAT THIS IS THE PART II OF THE               Non-Voting
       MEETING NOTICE SENT UNDER MEETING 352987, INCLUDING
       THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
       YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
       AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
       DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
       THAT ARE SUBMITTED AFTER THE ADP CUTOFF DATE
       WILL BE PROCESSED ON A BEST EFFORT BASIS. THANK
       YOU.

1.     Approve the consolidated financial statements             Mgmt          No vote
       for 2006, Auditors report as Group Auditors

2.     Approve the annual activity report and financial          Mgmt          No vote
       statements for 2006, the Auditors report

3.     Approve the appropriation of available earnings           Mgmt          No vote

4.     Approve to ratify the acts of the Members of              Mgmt          No vote
       the Board of Directors

5.1    Re-elect Dame Julia Higgins to the Board of               Mgmt          No vote
       Directors

5.2    Re-elect Mr. Peter Kalantzis to the Board of              Mgmt          No vote
       Directors

5.3    Re-elect Mr. Gerhard Mayr to the Board of Directors       Mgmt          No vote

5.4    Re-elect Sir Richard Sykes to the Board of Directors      Mgmt          No vote

5.5    Re-elect Mr. Peter Wilden to the Board of Directors       Mgmt          No vote

6.     Re-elect KPMG Ltd, Zurich, as the Statutory               Mgmt          No vote
       Auditors aalso to act as Group Auditorsa for
       the 2007 FY

       VOTING RIGHT IS GRANTED TO NOMINEE SHARES (REGISTRATION)  Non-Voting
       BY THIS ISSUER COMPANY. HOWEVER; THE ISSUER
       GIVES (OR LIMITS THE) VOTING RIGHT UP TO 2%
       LIMIT WITH WITHOUT A NOMINEE CONTRACT




--------------------------------------------------------------------------------------------------------------------------
 MACQUARIE INFRASTRUCTURE GROUP                                                              Agenda Number:  701091794
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q5701N102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Nov-2006
        ISIN:  AU000000MIG8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS AGENDA IS FOR MACQUARIE             Non-Voting
       INFRASTRUCTURE TRUST (I)

S.1    Approve the amendments to the Constitution of             Mgmt          For                            For
       the Macquarie Infrastructure Trust (I) to be
       made by supplement deed in the form tabled
       by the Chairman  as specified

2.     Approve, for all purposes, including Australian           Mgmt          For                            For
       Stock Exchange Listing Rules 7.1 and 10.11,
       the issue of securities in Macquarie Infrastructure
       Group  MIG   of which units in Macquarie Infrastructure
       Trust (I) are a component  to the responsible
       entity and Macquarie Investment Management
       UK  Limited or a related body Corporate at
       a price per security determined in accordance
       with the Constitution of Macquarie Infrastructure
       Trust (I) in consideration of those entities
       applying subject to approval of the MIG Independent
       Directors, the base fee payable by MIG to them
       at the end of each calendar year quarter in
       each year whilst this approvals is in force
       as the subscription price for those new securities;
       subject to (a) the passing of a resolution
       by: the Members of Macquarie Infrastructure
       Trust (II); and the shareholders of Macquarie
       Infrastructure Group International Limited
       MIGIL , in the same or substantially the same
       terms as the resolution; and (b) this approval
       being effective for performance fees paid or
       paid payable in respect of each FY up to and
       including the FY ending 30 SEP 2009

3.     Approve, for all purposes, including Australian           Mgmt          For                            For
       Stock Exchange Listing Rules 10.1, the sale
       of 50% of interest of Macquarie Infrastructure
       Group in the US Tollroads  as specified  to
       Macquarie Infrastructure Partners, subject
       to the passing of a resolution by the Members
       of Macquarie Infrastructure Trust (II) and
       Macquarie Infrastructure Group International
       Limited in the same or substantially the same
       terms as this resolution

4.     Approve the terms of the buy-back arrangements            Mgmt          For                            For
       as specified; and each agreement in those terms
       entered into by MIG during the 12 months ending
       23 AUG 2007, pursuant to the applicable ASIC
       relief instrument, subject to (a) the passing
       of a resolution by: the Members of Macquarie
       Infrastructure Trust (I) in the same or substantially
       the same terms as the resolution; and (b) this
       approval of such buy-back more than 17.5% of
       MIG s issued capital in such 12 months period

       PLEASE NOTE THAT THIS AGENDA IS FOR MACQUARIE             Non-Voting
       INFRASTRUCTURE TRUST (II)

S.1    Approve the amendments to the Constitution of             Mgmt          For                            For
       the Macquarie Infrastructure Trust (II) to
       be made by supplement deed in the form tabled
       by the Chairman  as specified

2.     Approve, for all purposes, including Australian           Mgmt          For                            For
       Stock Exchange Listing Rules 7.1 and 10.11
       the issued of Securities in Macquarie Infrastructure
       Group  MIG   of which units in Macquarie Infrastructure
       Trust (II) are a component  to the responsible
       entity and Macquarie Investment Management
       UK  Limited or a related body Corporate at
       a price per Stapled Securities determined in
       accordance with the Constitution of Macquarie
       Infrastructure Trust (I) in consideration of
       those entities applying subject to approval
       of the MIG Independent Directors, the base
       fee payable by MIG to them at the end of each
       calendar year quarter in each year whilst this
       approvals is in force as the subscription price
       for those new securities; subject to (a) the
       passing of a resolution by: the Members of
       Macquarie Infrastructure Trust (I); and the
       shareholders of Macquarie Infrastructure Group
       International Limited  MIGIL , in the same
       or substantially the same terms as the resolution;
       and (b) this approval being effective for performance
       fees paid or paid payable in respect of each
       FY up to and including the FY ending 30 SEP
       2009

3.     Approve, for all purposes, including Australian           Mgmt          For                            For
       Stock Exchange Listing Rules 10.1, the sale
       of 50% of interest of Macquarie Infrastructure
       Group in the US Tollroads  as specified  to
       Macquarie Infrastructure Partners, subject
       to the passing of a resolution by the Members
       of Macquarie Infrastructure Trust (I) and Macquarie
       Infrastructure Group International Limited
       in the same or substantially the same terms
       as this resolution

4.     Approve the terms of the buy-back arrangements            Mgmt          For                            For
       as specified; and each agreement in those terms
       entered into by MIG during the 12 months ending
       23 AUG 2007 pursuant to the applicable ASIC
       relief instrument, subject to (a) the passing
       of a resolution by: the Members of Macquarie
       Infrastructure Trust (I) in the same or substantially
       the same terms as the resolution; and (b) the
       approval of such buy-back more than 17.5% of
       MIG s issued capital in such 12 months period

       PLEASE NOTE THAT THIS AGENDA IS FOR MACQUARIE             Non-Voting
       INFRASTRUCTURE GROUP INTERNATIONAL LIMITED

1.     Receive the accounts and reports of the Directors         Mgmt          For                            For
       and the Auditor s of the Company for the YE
       30 JUN 2006

2.     Appoint PricewaterhouseCoopers as the Auditors            Mgmt          For                            For
       of the Company and authorize the Directors
       to determine their remuneration

3.     Re-elect Mr. Jeffery Conyers as Director of               Mgmt          For                            For
       the Company

4.     Approve, for all purposes, including Australian           Mgmt          For                            For
       Stock Exchange Listing Rules 7.1 and 10.11,
       the issued of securities in Macquarie Infrastructure
       Group  MIG   of which units in Macquarie Infrastructure
       Group International Limited are a component
       to the responsible entity and Macquarie Investment
       Management  UK  Limited or a related body Corporate
       at a price per Stapled Securities determined
       in accordance with the Bye-laws of Macquarie
       Infrastructure Group International Limited
       in consideration of those entities applying,
       subject to approval of the MIG Independent
       Directors, the base fee payable by MIG to them
       at the end of each calendar year quarter in
       each year whilst this approvals is in force
       as the subscription price for those new securities;
       subject to: (a) the passing of a resolution
       by: the Members of Macquarie Infrastructure
       Trust (I); and the Members of Macquarie Infrastructure
       Trust (II), in the same or substantially the
       same terms as the resolution; and (b) this
       approval being effective for base fees paid
       or paid payable in respect of each calendar
       quarter up to and including the Calendar quarter
       ending 30 SEP 2009

5.     Approve, for all purposes, including Australian           Mgmt          For                            For
       Stock Exchange Listing Rules 10.1, the sale
       of 50% of interest of Macquarie Infrastructure
       Group in the US Tollroads  as specified  to
       Macquarie Infrastructure Partners, subject
       to the passing of a resolution by the Members
       of Macquarie Infrastructure Trust (I) and Macquarie
       Infrastructure Trust (II) in the same or substantially
       the same terms as this resolution




--------------------------------------------------------------------------------------------------------------------------
 MARFIN POPULAR BANK PUBLIC CO LTD                                                           Agenda Number:  701145852
--------------------------------------------------------------------------------------------------------------------------
    Security:  M26874103                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  12-Mar-2007
        ISIN:  CY0000200119
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the acquisition of assets by the Bank             Mgmt          Against                        Against
       and or disposal of assets of the Bank, irrespective
       of amount according to the Bank Business Plan

2.     Approve to submit the tender offers to the shareholders   Mgmt          Against                        Against
       of financial institutions in Greece and Cyprus,
       which shall provide the issuance of new Bank
       titles

3.     Approve to allot the required number of shares            Mgmt          For                            For
       for completion of the resolutions of the EGM
       of the Banks shareholders of held on 31 OCT
       2006 to the shareholders of Marfin Financial
       Group Holdings S.A. who will have exercised
       their rights in accordance with Greek legislation
       on tender offers for purchase of securities
       and, to the shareholders of Laiki Bank Hellas
       S.A. who will validly accept the private offers
       of the Bank

4.     Authorize the Banks Board of Directors with               Mgmt          For                            For
       respect to the matters 1 to 3 as listed, as
       specified




--------------------------------------------------------------------------------------------------------------------------
 MARINE HARVEST ASA                                                                          Agenda Number:  701266846
--------------------------------------------------------------------------------------------------------------------------
    Security:  R2326D105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  13-Jun-2007
        ISIN:  NO0003054108
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Open of the meeting and registration of attending         Mgmt          Abstain                        Against
       shareholders and proxies

2.     Elect the Chairman of meeting and the Designate           Mgmt          For                            For
       Inspector or shareholder representative(s)
       for the minutes of meeting

3.     Approve the notice of meeting and agenda                  Mgmt          For                            For

4.     Approve the financial statements and statutory            Mgmt          For                            For
       reports shareholder proposal

5.     PLEASE NOTE THAT THIS IS A SHARHOLDERS  PROPOSAL:         Shr           For                            Against
       approve to limit the Board s ability to change
       terms of ongoing options programs

6.     Approve the Remuneration Policy and other terms           Mgmt          Against                        Against
       of employment for the Executive Management

7.     Approve the Stock Option Plan and the creation            Mgmt          For                            For
       of pool of conditional capital to guarantee
       conversion rights

8.     Approve the instructions for the Nominating               Mgmt          For                            For
       Committee

9.     Approve the remuneration of the Nominating Committee      Mgmt          For                            For
       in the amount of NOK 20,000 for the Chairman
       and NOK 10,000 for each of the other Members

10.    Approve the remuneration of the Directors in              Mgmt          For                            For
       the amount of NOK 750,000 for the Chairman
       and NOK 275,000 for each of the other Directors

11.    Approve the remuneration of the Auditors                  Mgmt          Against                        Against

12.    Re-elect the Members of the Nominating Committee          Mgmt          For                            For

13.1   Elect Mr. Svein Aaser aChairmana as a Director            Mgmt          For                            For

13.2   Elect Mr. Leif Onarheim aDeputy Chairmana as              Mgmt          For                            For
       a Director

13.3   Elect Mr. Sture Eldbjoerg as a Director                   Mgmt          For                            For

13.4   Elect Ms. Kathrine Mo as a Director                       Mgmt          For                            For

13.5   Re-elect Mr. Solveig Strand as a Director                 Mgmt          For                            For

13.6   Re-elect Mr. Tor Troeim as a Director                     Mgmt          For                            For

13.7   Elect Ms. Cecilie Fredriksen as the Deputy Director       Mgmt          For                            For

14.    Amend the Articles re: authorization to the               Mgmt          For                            For
       general meeting to elect the Vice-Chairman

15.    Amend the Articles re: authorization to the               Mgmt          For                            For
       general meeting to elect the Nominating Committee
       anumber of Nominating Committee Members, length
       of term, and Nominating Committee proposalsa

16.    Approve the creation of NOK 652.3 million pool            Mgmt          For                            For
       of capital without preemptive rights

17.    Grant authority for the repurchase of up to               Mgmt          For                            For
       10% of issued share capital

18.    Approve the issuance of 41.3 million shares               Mgmt          For                            For
       pursuant to a Share Option Scheme




--------------------------------------------------------------------------------------------------------------------------
 MARSTON'S PLC ORD 7.375P                                                                    Agenda Number:  701129113
--------------------------------------------------------------------------------------------------------------------------
    Security:  G97336138                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jan-2007
        ISIN:  GB00B1JQDM80
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Company s report and accounts       Mgmt          For                            For

2.     Declare and approve to confirm the dividends              Mgmt          For                            For

3.     Re-elect Mr. David Thompson                               Mgmt          For                            For

4.     Re-elect Mr. Ralph Findlay                                Mgmt          For                            For

5.     Re-elect Mr. Alistair Darby                               Mgmt          For                            For

6.     Elect Ms. Rosalind Cuschieri                              Mgmt          For                            For

7.     Re-appoint the Independent Auditors and authorize         Mgmt          For                            For
       the Directors to fix their remuneration

8.     Approve the Director s remuneration report                Mgmt          For                            For

9.     Authorize the Directors to allot unissued shares          Mgmt          For                            For

S.10   Authorize the Directors to issue ordinary shares          Mgmt          For                            For
       without offering them first to existing shareholders

S.11   Authorize the Company to purchase its own shares          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 MATSUDA SANGYO CO.,LTD.                                                                     Agenda Number:  701298033
--------------------------------------------------------------------------------------------------------------------------
    Security:  J4083J100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-Jun-2007
        ISIN:  JP3868500004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Retained Earnings                Mgmt          For                            For

2      Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.3    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3.4    Appoint a Corporate Auditor                               Mgmt          For                            For

4      Appoint a Supplementary Auditor                           Mgmt          For                            For

5      Appoint Accounting Auditors                               Mgmt          For                            For

6      Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Directors and Corporate         Auditors

7      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 MERCK KGAA, DARMSTADT                                                                       Agenda Number:  701176617
--------------------------------------------------------------------------------------------------------------------------
    Security:  D5357W103                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  27-Apr-2007
        ISIN:  DE0006599905
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS 06 APR 2007, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU.

1.     Presentation of the financial statements and              Non-Voting
       annual report for the 2006 FY with the report
       of the Supervisory Board, the Group financial
       statements and the Group annual report

2.     Approval of the 2006 financial statements                 Mgmt          For                            For

3.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 81,733,992.63 as follows: payment
       of a dividend of EUR 0.90 plus a bonus of EUR
       0.15 per share EUR 10,000,000 shall be allocated
       t o the revenue reserves EUR 3,911,535.83 shall
       be carried forward ex-dividend and payable
       date: 30 APR 2007

4.     Ratification of the acts of the Management                Mgmt          For                            For

5.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

6.     Appointment of the Auditors for the 2007 FY:              Mgmt          For                            For
       KPMG, Mannheim

7.     Resolution on the revision of the authorized              Mgmt          For                            For
       capital, and the corresponding amendments to
       the Articles of Association; the authorization
       to increase the share capital on or before
       31 MAR 2010, shall be revoked; the Management
       shall be authorized, with the consent of the
       Supervisory Board as well as of Mr. E. Merck,
       to increase the share capital by up to EUR
       83,970,660.80 through the issue of new shares
       against payment in cash or kind, on or before
       27 APR 2012 shareholders shall be granted subscription
       rights, unless the new shares are issued at
       a price not materially below their market price,
       or a re issued for acquisition purposes; subscription
       rights shall also be excluded for the issue
       of shares to Mr. E. Merck




--------------------------------------------------------------------------------------------------------------------------
 MERIDIAN GOLD INC                                                                           Agenda Number:  701194021
--------------------------------------------------------------------------------------------------------------------------
    Security:  589975101                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  01-May-2007
        ISIN:  CA5899751013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Elect Mr. Edward C. Dowling as a Director                 Mgmt          For                            For

1.2    Elect Mr. Richard P. Graff as a Director                  Mgmt          For                            For

1.3    Elect Mr. Brian J. Kennedy as a Director                  Mgmt          For                            For

1.4    Elect Mr. Robert A. Horn as a Director                    Mgmt          For                            For

1.5    Elect Mr. Christopher R. Lattanzi as a Director           Mgmt          For                            For

1.6    Elect Mr. Malcolm W. Macnaught as a Director              Mgmt          For                            For

1.7    Elect Mr. Gerard E. Munera as a Director                  Mgmt          For                            For

1.8    Elect Mr. Carl L. Renzoni as a Director                   Mgmt          For                            For

2.     Appoint KPMG LLP as Auditors of the Corporation           Mgmt          For                            For
       and authorize the Board of Directors to fix
       their remuneration

3.     Approve the 2007 Share Incentive Plan                     Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 METALLICA RES INC                                                                           Agenda Number:  701232566
--------------------------------------------------------------------------------------------------------------------------
    Security:  59125J104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-May-2007
        ISIN:  CA59125J1049
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Elect the Directors                                       Mgmt          For                            For

2.     Re-appoint PricewaterhouseCoopers LLP, Chartered          Mgmt          For                            For
       Accountants, as the Auditors of the Corporation
       and authorize the Directors to fix their remuneration




--------------------------------------------------------------------------------------------------------------------------
 MILLEA HOLDINGS,INC.                                                                        Agenda Number:  701235283
--------------------------------------------------------------------------------------------------------------------------
    Security:  J4276P103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Jun-2007
        ISIN:  JP3910660004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please note this announcement is being provided           Non-Voting
       to inform you that the true agenda has been
       released and is available for your review.
       (Please refer to the attached PDF files.)

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          Against                        Against

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4.     Appoint Accounting Auditors                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 MINEFINDERS CORP LTD                                                                        Agenda Number:  701189501
--------------------------------------------------------------------------------------------------------------------------
    Security:  602900102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  09-May-2007
        ISIN:  CA6029001022
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to set the number of Directors at 6               Mgmt          For                            For

2.1    Elect Mr. Mark H. Bailey as a Director                    Mgmt          For                            For

2.2    Elect Mr. James M. Dawson as a Director                   Mgmt          For                            For

2.3    Elect Mr. H. Leo King as a Director                       Mgmt          For                            For

2.4    Elect Mr. Robert L. Leclerc as a Director                 Mgmt          For                            For

2.5    Elect Mr. Anthonie Luteijn as a Director                  Mgmt          For                            For

2.6    Elect Mr. Paul C. MacNeill as a Director                  Mgmt          For                            For

3.     Appoint BDO Dunwoody LLP, Chartered Accountants,          Mgmt          For                            For
       as the Auditor

4.     Authorize the Directors to set the Auditor s              Mgmt          For                            For
       remuneration

5.     Amend the Company s Stock Option Plan dated               Mgmt          Against                        Against
       16 APR 2003

6.     Transact any other business                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 MITCHELLS & BUTLERS PLC, BIRMINGHAM                                                         Agenda Number:  701073784
--------------------------------------------------------------------------------------------------------------------------
    Security:  G61614114                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  17-Oct-2006
        ISIN:  GB0033839910
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve: the sub-division of existing ordinary            Mgmt          For                            For
       shares into intermediate shares capitalize
       reserves, consolidation of all unissued intermediate
       shares into unissued new ordinary shares, consolidation
       of all issued intermediate shares into new
       ordinary shares

2.     Authorize 40,335,011 new ordinary shares for              Mgmt          For                            For
       market purchase




--------------------------------------------------------------------------------------------------------------------------
 MITCHELLS & BUTLERS PLC, BIRMINGHAM                                                         Agenda Number:  701120076
--------------------------------------------------------------------------------------------------------------------------
    Security:  G61614122                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  01-Feb-2007
        ISIN:  GB00B1FP6H53
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Company s financial statements for            Mgmt          For                            For
       the YE 30 SEP 2006, together with the reports
       of the Directors and the Auditors

2.     Approve the remuneration report for the YE 30             Mgmt          For                            For
       SEP 2006

3.     Declare a final dividend of 8.6 pence per ordinary        Mgmt          For                            For
       shares

4.A    Re-appoint Sir. Tim Lankester as a Director               Mgmt          For                            For
       of the Company

4.B    Re-appoint Mr. Karim Naffah as a Director of              Mgmt          For                            For
       the Company

4.C    Re-appoint Ms. Sara Weller as a Director of               Mgmt          For                            For
       the Company

5.     Re-appoint Ernst & Young LLP as the Auditors              Mgmt          For                            For
       of the Company until the next general meeting
       at which the accounts are to be laid

6.     Authorize the Audit Committee of the Board to             Mgmt          For                            For
       agree the Auditor s remuneration

7.     Authorize the Directors, pursuant to and in               Mgmt          For                            For
       accordance with Section 80 of the Companies
       Act, 1985 and within the terms of Article 12
       of the Articles of Association of the Company,
       to allot relevant securities up to an aggregate
       nominal amount of GBP 11,487,458; aAuthority
       expires at the earlier of the AGM in 2008 or
       01 MAY 2008a

S.8    Authorize the Directors, in substitution for              Mgmt          For                            For
       all previous disapplications of Section 89
       of the Act, to allot equity securities wholly
       for cash pursuant to any authority for the
       time being in force under Section 80 of the
       Companies Act 1985 and with in the terms of
       Article 12 of the Articles of Association of
       the Company and to allot equity securities
       aSection 94(3A) of the Companies Act 1985a,
       disapplying the statutory pre-emption rights
       aSection 89(1) of the Companies Act 1985a this
       power is limited to the allotment of equity
       securities: i) in connection with a rights
       issue aArticle 12.5.1a; and b) up to an aggregate
       nominal amount of GBP 1,723,118; and which
       shall cease to have effect without prejudice
       to any allotment of securities pursuant thereto;
       aAuthority expires at the earlier of the AGM
       in 2008 or 01 MAY 2008a

S.9    Authorize the Company, subject to and in accordance       Mgmt          For                            For
       with Article 9 of the Company s Articles of
       Association, to make market purchases aSection
       163(3) of the Companies Act 1985a of up to
       40,346,510 ordinary shares of 8 13/24 pence
       each in the capital of the Company aordinary
       sharesa, at a minimum price of 8 13/24 pence
       per share and up to 105% of the average middle
       market quotations for an ordinary share derived
       from the London Stock Exchange Daily Official
       List, over the previous 5 business days; and
       that stipulated by Article 5(1) of the Buy-back
       and Stabilization Regulation 2003; aAuthority
       expires at the conclusion of the next AGM of
       the Company or 01 MAY 2008a; the Company, before
       the expiry, may make a contract to purchase
       ordinary shares which will or may be executed
       wholly or partly after such expiry

10.    Authorize the Company, in accordance with Section         Mgmt          For                            For
       347(c) of the Companies Act 1985, to make donations
       to EU Political Organizations up to an amount
       of GBP 50,000 and to incur EU Political Expenditure
       up to an amount of GBP 50,000; and authorize
       Mitchells & Butlers Retail Ltd, being a wholly-owned
       subsidiary of the Company, in accordance with
       Section 347(d) of the Companies Act, to make
       donations to EU Political Organizations up
       to an amount of GBP 50,000 and to incur EU
       Political Expenditure up to an amount of GBP
       50,000; provided that the aggregate amount
       of any such donations and expenditure not exceeding
       GBP 50,000; aAuthority expires the earlier
       of the next AGM in 2008 or 01 MAY 2008a




--------------------------------------------------------------------------------------------------------------------------
 MOBILCOM AG, SCHLESWIG                                                                      Agenda Number:  701031522
--------------------------------------------------------------------------------------------------------------------------
    Security:  D5447S104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-Aug-2006
        ISIN:  DE0006622400
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Presentation of the financial statements and              Non-Voting
       the annual report for the 2005 FY with the
       report of the Supervisory Board, the Group
       financial statements and the Group annual report

2.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

3.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

4.     Appointment of the Auditors for the 2006 FY:              Mgmt          For                            For
       PricewaterhouseCoopers AG, Kiel

5.a    Elect Mr. Andrew John Dechet as a Supervisory             Mgmt          For                            For
       Board

5.b    Elect Mr. Bastian Frederik Lueken as a Supervisory        Mgmt          For                            For
       Board

5.c    Elect Prof. Dr. G. Konrad Schmidt as a Supervisory        Mgmt          For                            For
       Board

6.     Renewal of the authorization to acquire own               Mgmt          For                            For
       shares the Company shall be authorized to acquire
       own shares of up to 10% of its share capital,
       at a price differing neither more than 5% from
       the market price of the shares if they are
       acquired through the stock exchange, nor more
       than 20%; if they are acquired by way of a
       repurchase offer, on or before 27 JAN 2008;
       the Board of Managing Directors shall be authorized
       to dispose of the shares in a manner other
       than the stock exchange or an offer to all
       shareholders if the shares are sold against
       cash payment at a price not materially below
       their market price, to use the shares in connection
       with mergers and acquisitions, to use the shares
       for satisfying convinced rights or stock options,
       and to retire the shares

7.     Amendments to the Articles of Association in              Mgmt          For                            For
       connection with the Law on the Company integrity
       and the modernization of the right to set aside
       resolutions  UMAG  as follows : Section 12(3),
       regarding shareholders' meetings being convened
       at least 30 days before the shareholder deadline
       for registering to attend the meeting Section
       13, regarding the deadline for registering
       to attend the shareholders' meeting being the
       7th day prior to the meeting date and registration
       including proof of shareholding as per the
       21st day prior to the meeting date

8.     Further amendment to the Articles of Association          Mgmt          For                            For
       in connection with the Law on the Company integrity
       and the modernization of the right to set aside
       resolutions  UMAG  as follows : Sections 14(2)2
       and 14(2)3, regarding the Chairman of the shareholders'
       meeting being authorized to limit the time
       for questions and answers at shareholders'
       meetings

9.     Approval of the resolution adopted by the shareholders'   Mgmt          For                            For
       meeting of 27 JAN 2003, on the MC Settlement
       Agreement between the Company, MobilCom Holding
       GMBH, and MobilCom Multimedia GMBH on the 1
       hand, and France Telecom S.A. and Wirefree
       Services Belgium S.A. on the other hand as
       follows: the Company shall be obliged to freeze
       its UMTS activities and reduce its UMTS staff
       to a minimum, and shall attempt to sell its
       UMTS network  excluding the UMTS license  by
       the end of 2003, France Telecom being entitled
       to the proceeds; at the same time, France Telecom
       and Wirefree Services Belgium shall assume
       all of the Company's liabilities resulting
       from its UMTS activities, while waiving their
       right to recourse against the Company in this
       respect; in addition, France Telecom and Wirefree
       Services Belgium shall also take over up to
       EUR 370,000,0000 of the costs resulting from
       the freeze of the Company 's UMTS activities

10.    Resolution in connection with the MC Settlement           Mgmt          For                            For
       Agreement the Board of Managing Directors shall
       be authorized to take all measures to secure
       the continuance of the MC Settlement Agreement

11.    Approval of the resolution adopted by the shareholders'   Mgmt          For                            For
       meeting of 23 AUG 2005 on the Merger Agreement
       between the Company and its wholly-owned subsidiary
       MobilCom Holding GMBH as follows: MobilCom
       Holding GMBH shall transfer its entire assets
       to the Company pursuant to Section 2(1) of
       the Law regulating transformation of the Companies

12.    Approval of the resolution adopted by the shareholders'   Mgmt          For                            For
       meeting of 23 AUG 2005 on the Merger Agreement
       between the Company, Freenet.de AG, and Telunico
       Holding AG as follows: the Company and Freenet.de
       AG shall transfer their entire assets to Telunico
       Holding AG pursuant to Section 2(1) of the
       Law regulating transformation of the Companies;
       as compensation for the transfer of assets,
       the shareholders of the Company shall be granted
       1 bearer no-par s hare of Telunico Holding
       AG in exchange for every bearer no-par share
       of the Company, and the shareholders of Freenet.de
       AG shall be granted 23 bearer no- par shares
       of Telunico Holding AG in exchange for every
       20 bearer no-par shares of Freenet.de AG; in
       connection with the Merger, Telunico Holding
       AG will increase its share capital from EUR
       50,000 to EUR 96,061,016 through the issue
       of 96,011,016 new bearer no-par shares which
       will be listed on the prime standard market
       of the Frankfurt stock exchange

13.    Resolution on the revocation of the Merger Agreement      Mgmt          For                            For
       between the Company, Freenet.de AG, and Telunico
       Holding AG if the proceedings for entering
       the Merger in the commercial registers of the
       Companies are overruled in the last instance

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS 07 AUG 2006, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

       COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS             Non-Voting
       MEETING. A LINK TO THE COUNTER PROPOSAL INFORMATION
       IS AVAILABLE IN THE MATERIAL URL SECTION OF
       THE APPLICATION. IF YOU WISH TO ACT ON THESE
       ITEMS, YOU WILL NEED TO REQUEST A MEETING ATTEND
       AND VOTE YOUR SHARES AT THE COMPANYS MEETING.




--------------------------------------------------------------------------------------------------------------------------
 MORI SEIKI CO.,LTD.                                                                         Agenda Number:  701297423
--------------------------------------------------------------------------------------------------------------------------
    Security:  J46496121                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-Jun-2007
        ISIN:  JP3924800000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

2.14   Appoint a Director                                        Mgmt          For                            For

2.15   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.3    Appoint a Corporate Auditor                               Mgmt          For                            For

3.4    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3.5    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4      Allow Board to Authorize Use of Stock Options             Mgmt          For                            For

5      Amend the Compensation to be Received by Corporate        Mgmt          For                            For
       Officers

6      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 MOSHI MOSHI HOTLINE,INC.                                                                    Agenda Number:  701280808
--------------------------------------------------------------------------------------------------------------------------
    Security:  J46733101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-Jun-2007
        ISIN:  JP3922200005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

3      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors

4      Approve Adoption of Anti-Takeover Defense Measures        Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 NAKANISHI INC.                                                                              Agenda Number:  701162341
--------------------------------------------------------------------------------------------------------------------------
    Security:  J4800J102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-Mar-2007
        ISIN:  JP3642500007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          Against                        Against

2      Amend Articles to: Adopt Reduction of  Liability          Mgmt          Against                        Against
       System for Internal          Auditors, Adopt
       Reduction of  Liability System for Outside
       Auditors, Allow    Disclosure of Shareholder
       Meeting Materials on the Internet, Allow Use
       of     Electronic Systems for Public Notifications,
       Appoint Independent Auditors,    Approve Minor
       Revisions Related to the New Commercial Code

3.1    Appoint a Supplementary Auditor                           Mgmt          For                            For

4      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors

5      Amend the Compensation to be Received by Corporate        Mgmt          For                            For
       Officers




--------------------------------------------------------------------------------------------------------------------------
 NDS GROUP PLC                                                                               Agenda Number:  932589914
--------------------------------------------------------------------------------------------------------------------------
    Security:  628891103                                                             Meeting Type:  Annual
      Ticker:  NNDS                                                                  Meeting Date:  30-Oct-2006
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     THE APPROVAL OF THE COMPANY S U.K. ANNUAL REPORT          Mgmt          For                            For
       AND FINANCIAL STATEMENTS FOR THE FISCAL YEAR
       ENDED JUNE 30, 2006, TOGETHER WITH THE CORRESPONDING
       INDEPENDENT AUDITORS  REPORT AND DIRECTORS
       REPORT.

02     THE APPROVAL OF THE DIRECTORS  REMUNERATION               Mgmt          Against                        Against
       REPORT FOR THE FISCAL YEAR ENDED JUNE 30, 2006.

03     RATIFICATION OF THE SELECTION OF ERNST & YOUNG            Mgmt          For                            For
       LLP AS THE COMPANY S INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR
       ENDING JUNE 30, 2007, AND THE AUTHORIZATION
       OF THE AUDIT COMMITTEE OF THE BOARD TO DETERMINE
       ITS REMUNERATION IN RESPECT OF SUCH PERIOD.

04     DIRECTOR
       NATHAN GANTCHER                                           Mgmt          Withheld                       Against

05     THE APPROVAL OF THE NDS 2006 LONG-TERM INCENTIVE          Mgmt          Against                        Against
       PLAN.




--------------------------------------------------------------------------------------------------------------------------
 NEOPOST SA, BAGNEUX                                                                         Agenda Number:  700993240
--------------------------------------------------------------------------------------------------------------------------
    Security:  F65196119                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  05-Jul-2006
        ISIN:  FR0000120560
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       A VERIFICATION PERIOD EXISTS IN FRANCE. PLEASE            Non-Voting
       SEE HTTP://ICS.ADP.COM/MARKETGUIDE FOR COMPLETE
       INFORMATION.  VERIFICATION PERIOD:  REGISTERED
       SHARES: 1 TO 5 DAYS PRIOR TO THE MEETING DATE,
       DEPENDS ON COMPANY S BY-LAWS.  BEARER SHARES:
       6 DAYS PRIOR TO THE MEETING DATE.  FRENCH RESIDENT
       SHAREOWNERS MUST COMPLETE, SIGN AND FORWARD
       THE PROXY CARD DIRECTLY TO THE SUB CUSTODIAN.
       PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       TO OBTAIN THE NECESSARY CARD, ACCOUNT DETAILS
       AND DIRECTIONS.   THE FOLLOWING APPLIES TO
       NON-RESIDENT SHAREOWNERS:   PROXY CARDS: ADP
       WILL FORWARD VOTING INSTRUCTIONS TO THE GLOBAL
       CUSTODIANS THAT HAVE BECOME REGISTERED INTERMEDIARIES,
       ON ADP VOTE DEADLINE DATE. IN CAPACITY AS REGISTERED
       INTERMEDIARY, THE GLOBAL CUSTODIAN WILL SIGN
       THE PROXY CARD AND FORWARD TO THE LOCAL CUSTODIAN.
       IF YOU ARE UNSURE WHETHER YOUR GLOBAL CUSTODIAN
       ACTS AS REGISTERED INTERMEDIARY, PLEASE CONTACT
       ADP.  TRADES/VOTE INSTRUCTIONS: SINCE FRANCE
       MAINTAINS A VERIFICATION PERIOD, FOR VOTE INSTRUCTIONS
       SUBMITTED THAT HAVE A TRADE TRANSACTED (SELL)
       FOR EITHER THE FULL SECURITY POSITION OR A
       PARTIAL AMOUNT AFTER THE VOTE INSTRUCTION HAS
       BEEN SUBMITTED TO ADP AND THE GLOBAL CUSTODIAN
       ADVISES ADP OF THE POSITION CHANGE VIA THE
       ACCOUNT POSITION COLLECTION PROCESS, ADP HAS
       A PROCESS IN EFFECT WHICH WILL ADVISE THE GLOBAL
       CUSTODIAN OF THE NEW ACCOUNT POSITION AVAILABLE
       FOR VOTING. THIS WILL ENSURE THAT THE LOCAL
       CUSTODIAN IS INSTRUCTED TO AMEND THE VOTE INSTRUCTION
       AND RELEASE THE SHARES FOR SETTLEMENT OF THE
       SALE TRANSACTION. THIS PROCEDURE PERTAINS TO
       SALE TRANSACTIONS WITH A SETTLEMENT DATE PRIOR
       TO MEETING DATE + 1

O.1    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors, approve the Company s financial
       statements and the balance sheet for the YE
       31 JAN 2006

O.2    Acknowledge the material error regarding the              Mgmt          For                            For
       appropriation of result approved by the shareholders
       meeting of 06 JUL 2005 and more specifically
       the dividends payment voted on the basis of
       31,856,937 shares while it should have been
       31,864,907 shares on the payment date; the
       shareholders  meeting decides to regularize
       the situation and the correct the net situation
       by drawing upon the retained earnings EUR 27,895.00
       allocated to the payment of extra dividends

O.3    Acknowledge that: prior retained earnings: EUR            Mgmt          For                            For
       14,484,143.60 FY result: EUR 34,065,946.27
       part of the share premiums: EUR 47,176,186.13
       total available: EUR 95,726,276.00 allocation:
       legal reserve: EUR 5,015.00 payment of an ordinary
       dividend of EUR 2.20 per share: EUR 70,195,591.40
       payment of an extraordinary dividend of EUR
       0.80 per share: EUR 25,525,669.60 thus: EUR
       95,726,276.00 the dividend will entitle to
       the 40% allowance provided by the French tax
       code; this dividend will be paid on 10 JUL
       2006; as required by law

O.4    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Statutory Auditors, approves the consolidated
       financial statements for the said FY, in the
       form presented to the meeting

O.5    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L.225-38 of
       the French Commercial Code, approves said report
       and the agreements referred to therein

O.6    Approve to award total annual fees of EUR 230,000.00      Mgmt          For                            For
       to the Board of Directors

O.7    Appoint Mr. Henk Bodt as a Director for a 3-year          Mgmt          For                            For
       period

O.8    Appoint Mr. Eric Licoys as a Director for a               Mgmt          For                            For
       3-year period

O.9    Appoint Mr. Bernard Bourigeaud as a Director              Mgmt          For                            For
       for a 3-year period

O.10   Authorize the Board of Directors to buy back              Mgmt          For                            For
       the Company s shares on the open market, subject
       to the conditions described below: maximum
       purchase price: value of the share at the last
       trading day before the shareholders  meeting
       increased by 30%, minimum sale price: value
       of the share at the last trading day before
       the shareholders  meeting reduced by 30%, maximum
       number of shares to be acquired: 10% of the
       share capital;  Authority expire at the end
       of 18-month period ; the number of shares acquired
       by the Company with a view to their retention
       or their subsequent delivery in payment or
       exchange as part of a merger, divestment or
       capital contribution cannot exceed 5% of its
       capital; and to take all necessary measures
       and accomplish all necessary formalities; this
       authorization supersedes the authorization
       granted by the shareholders  meeting of 06
       JUL 2005

E.11   Amend Article 14 of the bylaws in order to enable         Mgmt          For                            For
       the Board of Directors to deliberate via telecommunication means

E.12   Authorize the Board of Directors to increase              Mgmt          For                            For
       the capital, on 1 or more occasions, in France
       or abroad, by a maximum nominal amount of EUR
       5,000,000.00, by issuance, with preferred subscription
       rights maintained, of ordinary shares and securities
       giving access to the capital; the maximum nominal
       amount of debt securities which may be issued
       shall not exceed EUR 250,000,000.00;  Authority
       expire at the end of 26-month period ;and to
       take all necessary measures and accomplish
       all necessary formalities; this authorization
       supersedes the fraction unused of the authorization
       granted by the shareholders  meeting of 06
       JUL 2005 in its Resolution E.11

E.13   Authorize the Board of Directors to increase              Mgmt          For                            For
       the number of securities to be issued in the
       event of a surplus demand, for each of the
       issues with preferential subscription right
       of shareholders, in accordance with the Resolution
       E.12, at the same price Asthe initial issue,
       within 30 days of the closing of the subscription
       period and up to a maximum of 15% of the initial
       issue;  Authority expire at the end of 26-month
       period ; this delegation of powers supersedes
       any and all earlier delegations to the same
       effect, and particularly the fraction unused
       of the authorization granted by the shareholders
       meeting of 06 JUL 2005 in its Resolution E.12

E.14   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital to a maximum nominal amount
       of EUR 30,000,000.00, by way of capitalizing
       reserves, profits, premiums or other means,
       provided that such capitalization is allowed
       by law and under the by-laws, by issuing bonus
       shares or raising the par value of existing
       shares, or by a combination of these methods;
       Authority expire at the end of 26-month period
       ; this delegation of powers supersedes any
       and all earlier delegations to the same effect,
       and particularly the fraction unused of the
       authorization granted by the shareholders
       meeting of 06 JUL 2005 in its Resolution E.16

E.15   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital, up to 10% of the share capital,
       by way of issuing ordinary shares or securities
       giving access to the capital, in consideration
       for the contributions in kind granted to the
       Company and comprised of capital securities
       or securities giving access to share capital;
       Authority expire at the end of 26-month period
       ; and to take all necessary measures and accomplish
       all necessary formalities; this delegation
       of powers supersedes any and all earlier delegations
       to the same effect meeting of 06 JUL 2005 in
       its Resolution E.17

E.16   Authorize the Board of Directors the necessary            Mgmt          For                            For
       powers to increase the capital by issuance
       preferred subscription rights cancelled, of
       ordinary shares and securities giving access
       to the capital in consideration for securities
       tendered in a public exchange offer initiated
       by the Company;  Authority expire at the end
       of 26-month period ; and to take all necessary
       measures and accomplish all necessary formalities;
       this authorization supersedes the fraction
       unused of the authorization granted by the
       shareholders  meeting of 06 JUL 2005 in its
       Resolution E.18

E.17   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital, on 1 or more occasions at
       its sole discretion in favor of employees
       former employees  of the Company and related
       Companies who are Members of a Company savings
       plan, by way of issuing shares;  Authority
       expire at the end of 26-month period ;  and
       for a nominal amount that shall not exceed
       EUR 600,000.00; and to take all necessary measures
       and accomplish all necessary formalities; this
       delegation of powers supersedes any and all
       earlier delegations to the same effect and
       particularly the fraction unused of the authorization
       granted by the shareholders  meeting of 06
       JUL 2005 in its Resolution E.19

E.18   Authorize the Board of Directors to grant, for            Mgmt          Against                        Against
       free, on 1 or more occasions, existing or future
       shares in favor of the employees or the corporate
       officers of the Company and related Companies;
       they may not represent more than 1% of the
       share capital i.e. 320,000 shares of a par
       value of EUR 1.00;  Authority expire at the
       end of 38-month period ;  to take all necessary
       measures and accomplish all necessary formalities

E.19   Authorize the Board of Directors to grant, in             Mgmt          For                            For
       1 or more transactions, to the employees and
       Managers of the Company and related Companies,
       options giving the right either to subscribe
       for new shares in the Company to be issued
       through a share capital increase or to purchase
       existing shares purchased by the Company, it
       being provided that the options shall not give
       rights to a total number of shares, which shall
       exceed 3% of the share capital, i.e. a nominal
       amount of EUR  960,000.00;  Authority expire
       at the end of 38-month period ; and to take
       all necessary measures and accomplish all necessary
       formalities; this delegation of powers supersedes
       any and all earlier delegations to the same
       effect, for the unused amounts

E.20   Authorize the Board of Directors to reduce the            Mgmt          For                            For
       share capital, on 1 or more occasions and at
       its sole discretion, by canceling all or part
       of the shares held by the Company in connection
       with a stock repurchase plan, up to a maximum
       of 10% of the share capital over a 24-month
       period;  Authority expire at the end of 18-month
       period ; this delegation of powers supersedes
       any and all earlier delegations to the same
       effect, for the unused amounts

E.21   Authorize the Board of Directors the necessary            Mgmt          For                            For
       powers to issue, on 1 or more occasions, in
       France or abroad, for a maximum nominal amount
       of EUR 250 securities giving right to the allocation
       of debt securities, without any capital increase;
       Authority expire at the end of 26-month period
       ; and to take all necessary measures and accomplish
       all necessary formalities; this delegation
       of powers supersedes any and all earlier delegations
       to the same effect

E.22   Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings publications and other
       formalities prescribed by law




--------------------------------------------------------------------------------------------------------------------------
 NEWCOURT GROUP PLC, DUBLIN                                                                  Agenda Number:  701246414
--------------------------------------------------------------------------------------------------------------------------
    Security:  G6482P101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-May-2007
        ISIN:  IE00B0LNHG27
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive and consider the financial statements             Mgmt          For                            For
       for the YE 31 DEC 2006 and the reports of the
       Directors and the Auditors thereon

2.     Re-elect Mr. James Osborne, as a Director, who            Mgmt          For                            For
       retires in accordance with the Articles of
       Association

3.     Re-elect Mr. John Barry, as a Director, who               Mgmt          For                            For
       retires in accordance with the Articles of
       Association of the Company

4.     Re-appoint Mr. Damien Murray, as a Director,              Mgmt          For                            For
       who retires in accordance with the Articles
       of Association of the Company

5.     Re-appoint Mr. John Butler, as a Director, who            Mgmt          For                            For
       retires in accordance with the Articles Association
       of the Company

6.     Re-appoint Mr. Philip Marley, as a Director,              Mgmt          For                            For
       who retires in accordance with the Articles
       of Association of the Company

7.     Authorize the Director to fix their remuneration          Mgmt          For                            For
       of the Auditors for the YE 31st DEC 2007

8.     Approve to increase the authorized capital of             Mgmt          For                            For
       the Company from EUR 31,500,000 divided into
       120,000,000 ordinary shares of EUR 0.25 each
       and 1,500,000 non-transferable convertible
       preference shares of EUR1 each to EUR 36,500,000
       divided into 140,000,000 ordinary shares of
       EUR 0.25 each and 1,500,000 non-transferable
       convertible preference share of EUR 1 each
       by the creation of 20,000,000 ordinary shares
       of EUR 0.25 each ranking parl passlu in all
       respects with the existing ordinary shares
       of EUR 0.25 each in the capital of the Company

S.9    Amend, subject to and conditional upon the passing        Mgmt          For                            For
       of Resolution 8, the Articles of Association
       by the deletion of Article 2aaa and by its
       replacements with the following; the share
       capital of the Company is EUR 36,500,000 divided
       into 140,000,000 Ordinary shares of EUR 0.25
       each and 1,500,000 of non-transferable convertible
       preference shares of EUR 1.00 each

10.    Authorize the Directors to exercise all powers            Mgmt          For                            For
       of the Company to allot and issue all relevant
       securities aas defined by section 20 of the
       Companies (Amendment) Act 1983a up to an aggregate
       nominal amount equal to the authorized but
       un issued share capital of the Company during
       the period commencing on the date this resolution
       is passed and expiring on the earlier of the
       conclusion of the annual general meeting of
       the Company in 2008 or 23.59 on AUG 2008 provided
       however, that the Company may make an offer
       or agreement before the expiry of any such
       authority which would or might require any
       such security to be allotted or issued after
       any authority set out above has expired and
       the Directors may allot and issue any such
       securities in pursuance of any such offer or
       agreement as if the authority conferred hereby
       had not expired

S.11   Authorize the Directors pursuant to Section               Mgmt          For                            For
       24 of the Companies aAmendmenta Act, 1983 awithout
       prejudice to any authorization and powers previously
       conferred on the Directors under section 24
       of the Companies aAmendmenta Act, 1983a to
       grant options and to allot equity securities
       aincluding treasury shares which constitute
       equity sharesa pursuant to any authority given
       by the immediately preceding resolution as
       if section 23a1a of the Companies aAmendmenta
       Act, 1983 did not apply to any such granting
       or allotment, provided that this power shall,
       in the case of the authority given by the immediately
       preceding resolution, be limited to; the allotment
       of equity securities in connection with an
       offer of securities, open for acceptance for
       a period fixed by the Directors, by way of
       rights issue to holders of Ordinary shares
       on the register on a fixed record date in proportion
       to the respective holdings of such shares abut
       subject to such exclusions or other arrangements
       as the Directors may deem necessary or expedient
       including to deal with fractional entitlements
       which would otherwise arise or with legal or
       practical problems under the laws of or the
       requirements of any recognized regulatory body
       or any stock exchange in any territory or other
       wise howsoever; the allotment aotherwise than
       pursuant to a11.1a abovea of such number of
       equity securities as amounts to an aggregate
       par value of EUR 2,079,551; aauthority expires
       the earlier of the conclusion of the AGM of
       the Company in 2008 or 23.59 on 28th AUG 2008a
       except that the Company may before such expiry
       make offers or agreements which would or might
       require equity securities to be allotted after
       such expiry and not with standing such expiry
       the Directors may allot equity securities in
       pursuance of such offers or agreements

S.12   Authorize the Company, subject to the provisions          Mgmt          For                            For
       of the Companies Acts 1963-2006, to purchases
       any of its shares of any class on such terms
       and conditions and in such manner as the Directors
       may form time to time determine, subject to
       the following; the maximum aggregate number
       of Ordinary shares authorized to be acquired
       pursuant to this resolution shall not exceed
       10% of the aggregate number of Ordinary shares
       in issue on the day following the passing of
       this resolution; the minimum and maximum prices
       which may be paid for any such share shall
       be determined in accordance with Article 50aba
       of the Articles of Association, asuch authority
       shall expire on the earlier of the holding
       of the AGM of the Company in 2008 or 18 months
       from the date of the passing of this resolutiona,
       that for the purposes of Section 209 of the
       Company s Act, 1990, the price range within
       which any treasury share for the time being
       held by the Company may be re-issued off-market
       shall be determined in accordance with Articles
       50ada of the Articles of Association, a Authority
       expires at the earlier of the conclusion of
       the AGM in 2008 or 18 months from the date
       of the passing of this resolutiona

       Transact any other business                               Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 NIPPON SUISAN KAISHA,LTD.                                                                   Agenda Number:  701235586
--------------------------------------------------------------------------------------------------------------------------
    Security:  J56042104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2007
        ISIN:  JP3718800000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please note this announcement is being provided           Non-Voting
       to inform you that the true agenda has been
       released and is available for your review.
       (Please refer to the attached PDF files.)

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          For                            For

1.9    Appoint a Director                                        Mgmt          For                            For

1.10   Appoint a Director                                        Mgmt          For                            For

1.11   Appoint a Director                                        Mgmt          For                            For

1.12   Appoint a Director                                        Mgmt          For                            For

1.13   Appoint a Director                                        Mgmt          For                            For

1.14   Appoint a Director                                        Mgmt          For                            For

1.15   Appoint a Director                                        Mgmt          For                            For

1.16   Appoint a Director                                        Mgmt          For                            For

1.17   Appoint a Director                                        Mgmt          For                            For

2.1    Appoint a Corporate Auditor                               Mgmt          For                            For

2.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.     Approve Payment of Bonuses to Directors                   Mgmt          For                            For

4.     Approve Retirement Allowance for Retiring Corporate       Mgmt          Against                        Against
       Officers, and Payment of Accrued Benefits associated
       with Abolition of Retirement Benefit System
       for Current Corporate Officers

5.     Amend the Compensation to be received by Corporate        Mgmt          For                            For
       Officers




--------------------------------------------------------------------------------------------------------------------------
 NISSHINBO INDUSTRIES,INC.                                                                   Agenda Number:  701288260
--------------------------------------------------------------------------------------------------------------------------
    Security:  J57762114                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-Jun-2007
        ISIN:  JP3678000005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          For                            For

1.9    Appoint a Director                                        Mgmt          For                            For

1.10   Appoint a Director                                        Mgmt          For                            For

1.11   Appoint a Director                                        Mgmt          For                            For

1.12   Appoint a Director                                        Mgmt          For                            For

2.1    Appoint a Corporate Auditor                               Mgmt          For                            For

2.2    Appoint a Corporate Auditor                               Mgmt          For                            For

2.3    Appoint a Corporate Auditor                               Mgmt          Against                        Against

2.4    Appoint a Corporate Auditor                               Mgmt          For                            For

3      Appoint a Supplementary Auditor                           Mgmt          For                            For

4      Authorize Use of Stock Option Plan for Directors          Mgmt          For                            For

5      Authorize Use of Stock Options                            Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NOBEL BIOCARE HOLDING AG, KLOTEN                                                            Agenda Number:  701186606
--------------------------------------------------------------------------------------------------------------------------
    Security:  H5783Q106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Apr-2007
        ISIN:  CH0014030040
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

1.     Receive the annual report and the consolidated            Mgmt          No vote
       financial statements for 2006 report of the
       Group Auditors

2.     Approve the Statutory financial statements of             Mgmt          No vote
       Nobel Biocare Holding AG for 2006, the report
       of the Statutory Auditors

3.     Approve the appropriation of available earnings           Mgmt          No vote
       dividend for 2006

4.     Grant discharge of the Board of Directors                 Mgmt          No vote

5.1    Re-elect Mr. Stig Erikkson as a Member of the             Mgmt          No vote
       Board of Directors

5.2    Re-elect Mr. Antoine firmenich as a Member of             Mgmt          No vote
       the Board of Directors

5.3    Re-elect Mr. Robert Lilja as a Member of the              Mgmt          No vote
       Board of Directors

5.4    Re-elect Mr. Jane Royston as a Member of the              Mgmt          No vote
       Board of Directors

5.5    Re-elect Mr. Domenico Scala as a Member of the            Mgmt          No vote
       Board of Directors

5.6    Re-elect Mr. Rolf Soiron as a Member of the               Mgmt          No vote
       Board of Directors

5.7    Re-elect Mr. Ernst Zaengerle as a Member of               Mgmt          No vote
       the Board of Directors

6.     Elect Mr Rolf Watter as a new Member of the               Mgmt          No vote
       Board of Directors for 1 year term of office

7.     Re-elect KPMG AG as the Auditors and the Group            Mgmt          No vote
       Auditors

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting
       OF RECORD DATE AND AUDITORS NAME. PLEASE ALSO
       NOTE THE NEW CUT-OFF IS 10 APR 2007. IF YOU
       HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO
       NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 NORDIC SEMICONDUCTOR ASA                                                                    Agenda Number:  701221450
--------------------------------------------------------------------------------------------------------------------------
    Security:  R4988P103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  08-May-2007
        ISIN:  NO0003055501
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Approve the notice of convocation and the agenda          Mgmt          For                            For

2.     Elect the meeting Chair and an individual to              Mgmt          For                            For
       sign the meeting minutes

3.1    Receive the income statement and balance sheet            Mgmt          Abstain                        Against
       as at 31 DEC 2006

3.2    Approve the deliberation of the Board of Directors        Mgmt          Abstain                        Against
       annual report and the Auditors report for 2006

3.3    Approve the financial statements and the annual           Mgmt          For                            For
       report, including the application of the earnings
       from the year

4.     Approve the compensation for and the Board,               Mgmt          For                            For
       the Election Committee and the Auditor

5.     Grant authority to purchase the Company s own             Mgmt          For                            For
       shares

6.     Grant authority to increase capital in connection         Mgmt          For                            For
       with a new share subscription

7.     Elect the Members of the Election Committee               Mgmt          For                            For

8.     Approve to change of the Company Charter with             Mgmt          For                            For
       regards to Organization of the Board

9.     Approve to declare the principals for remuneration        Mgmt          For                            For
       and compensation of the CEO and other Members
       of the Company Management




--------------------------------------------------------------------------------------------------------------------------
 NORTHGATE PLC                                                                               Agenda Number:  701046321
--------------------------------------------------------------------------------------------------------------------------
    Security:  G6644T108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Sep-2006
        ISIN:  GB0003775441
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the report of the Directors             Mgmt          For                            For
       and audited accounts of the Company for the
       YE 30 APR 2006

2.     Declare a final dividend of 14p per ordinary              Mgmt          For                            For
       share

3.     Approve the Remuneration Report for the FYE               Mgmt          For                            For
       30 APR 2006 as specified

4.     Re-appoint Deloitte & Touche LLP as the Auditors          Mgmt          For                            For
       of the Company

5.     Authorize the Audit Committee to determine the            Mgmt          For                            For
       remuneration of the Auditors

6.     Re-elect Mr. Stephen J. Smith as a Director               Mgmt          For                            For

7.     Re-elect Mr. Phil J. Moorhouse as a Director              Mgmt          For                            For

8.     Re-elect Mr. Gerard T. Murray as a Director               Mgmt          For                            For

S.9    Authorize the Directors, pursuant to Section              Mgmt          For                            For
       95 of the Companies Act 1985, to allot equity
       securities  Section 94 of the Act  for cash
       pursuant to the authority given in accordance
       with Section 80 of the Act by a Resolution
       passed at the AGM of the Company, disapplying
       the statutory pre-emption rights  Section 89(1)
       , provided that this power is limited to the
       allotment of equity securities a) in connection
       with an offer of securities, open for acceptance
       for a period fixed by the Directors by way
       of rights to holders of ordinary shares; and
       b) the allotment of equity securities in connection
       with any Employees Share Scheme approved by
       the Members in the general meeting; and c)
       up to an aggregate nominal amount of GBP 175,000;
       Authority expires the earlier of the conclusion
       of the AGM of the Company in 2007 or 15 months
       ; and the Directors may allot equity securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry

S.10   Authorize the Company, to make market purchases           Mgmt          For                            For
       Section 163, Companies Act 1985  of its ordinary
       shares of 5p each of up to 7,000,000 ordinary
       shares of 5p each in the capital of the Company,
       at a minimum price equal to the nominal value
       and not more than 5% above the average middle
       market quotations for such shares derived from
       the London Stock Exchange Daily Official List,
       over the previous 5 business days;  Authority
       expires at the conclusion of the AGM of the
       Company in 2007 ; the Company, before the expiry,
       may make a contract to purchase ordinary shares
       which will or may be executed wholly or partly
       after such expiry




--------------------------------------------------------------------------------------------------------------------------
 NORTHUMBRIAN WATER GROUP PLC, DURHAM                                                        Agenda Number:  701028513
--------------------------------------------------------------------------------------------------------------------------
    Security:  G6661T130                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jul-2006
        ISIN:  GB0033029744
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the annual audited financial            Mgmt          For                            For
       statements and the reports of the Directors
       and the Auditors for the YE 31 MAR 2006

2.     Approve the Directors  remuneration report as             Mgmt          For                            For
       specified and the financial statements for
       the YE 31 MAR 2006

3.     Declare a final dividend of 7.04 pence per ordinary       Mgmt          For                            For
       10 pence share

4      Appoint Mr. Ron Lepin as a Director                       Mgmt          For                            For

5.     Re-appoint Mr. John Cuthbert as a Director,               Mgmt          For                            For
       who retires by rotation

6.     Re-appoint Mr. Chris Green as a Director, who             Mgmt          For                            For
       retires by rotation

7.     Re-appoint Ernst & Young LLP as the Auditors              Mgmt          For                            For
       and authorize the Directors to determine their
       remuneration

8.     Authorize the Company and its wholly-owned subsidiaries   Mgmt          For                            For
       Northumbrian Water Limited, for the purposes
       of 347A of the Companies Act 1985, to make
       donations to EU political organization and
       to incur EU political expenditure up to a maximum
       aggregate amount of GBP 20,000;  Authority
       expires the earlier of the conclusion of the
       AGM in 2007 or 26 OCT 2007




--------------------------------------------------------------------------------------------------------------------------
 NUTRECO HOLDING NV, BOXMEER                                                                 Agenda Number:  701186543
--------------------------------------------------------------------------------------------------------------------------
    Security:  N6508Y120                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Apr-2007
        ISIN:  NL0000375400
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT BLOCKING CONDITIONS FOR VOTING           Non-Voting
       AT THIS GENERAL MEETING ARE RELAXED. BLOCKING
       PERIOD ENDS ONE DAY AFTER THE REGISTRATION
       DATE SET ON 19 APR 2007. SHARES CAN BE TRADED
       THEREAFTER. THANK YOU

1.     Opening                                                   Non-Voting

2.     Receive the report of the Supervisory Board,              Non-Voting
       the Audit Committee and the Remuneration Committee
       over the year 2006

3.     Receive the report of the Executive Board over            Non-Voting
       the year 2006

4.1    Approve to determine the annual accounts                  Mgmt          No vote

4.2    Approve the dividend                                      Mgmt          No vote

5.     Receive the summary of the Corporate Governance           Non-Voting
       Policy

6.1    Grant discharge to each of the Members of the             Mgmt          No vote
       Executive Board over the conduct of the business

6.2    Grant discharge to each of the Members of the             Mgmt          No vote
       Supervisory Board over their Supervisory duties

7.1    Approve the Executive Board to introduce a new            Mgmt          No vote
       Long Term Incentive Plan

7.2    Approve the remuneration of the Supervisory               Mgmt          No vote
       Board

8.     Appoint KPMG Accountants N.V. as the External             Mgmt          No vote
       Auditor

9.1    Approve to increase the nominal value of all              Mgmt          No vote
       ordinary shares from EUR 0.24 to EUR 5.24 per
       share and increase of the authorized share
       capital from EUR 41,520,000 to EUR 316,520,000
       by way of amendment of the Articles of Association
       whereby the amount to be paid-up shall be debited
       to the share premium reserve of ordinary shares
       and amend the Articles of Association to bring
       them in line with recent changes in Company
       law with respect to electronic voting

9.2    Approve the reduction of the nominal value of             Mgmt          No vote
       all ordinary shares from EUR 5.24 to EUR 0.24
       per share and decrease of the authorized capital
       from EUR 316,520,000 to EUR 41,520,000 by way
       of amendment of the Articles of Association,
       followed by a repayment on shares of EUR 5
       net per ordinary share over the number of issued
       and outstanding ordinary shares held by others
       than the Company for a total amount of approximately
       EUR 170,000,000 and crediting to the share
       premium reserve of the repayment on shares
       held by the company subject to aa the amendment
       of the Articles of Association as referred
       to in Item 9.1 of the agenda ba no objection
       from creditors as required under the provisions
       of Article 2100 Civil Code

10.1   Approve to mandate the Executive Board subject            Mgmt          No vote
       to the approval of shares as provided for in
       Article 8 of the Companys Articles of Association
       for a period of 18 months

10.2   Approve to designate the Executive Board - subject        Mgmt          No vote
       to the approval of the Supervisory Board to
       decide to restrict or to exclude the preemption
       rights as provided for in Article 9 of the
       Articles of Association of the Company for
       a period of 18 months

11.    Approve the mandate of the Executive Board subject        Mgmt          No vote
       to the approval of the Supervisory Board to
       acquire the Companys own shares as specified
       in Article 10 of the Articles of Association
       of the Company for a period of 18 months

12.1   Re-appoint Mr. R. Zwartendijk as a Supervisory            Mgmt          No vote
       Director

12.2   Re-appoint Mr. J. M. De Jong as a Supervisory             Mgmt          No vote
       Director

13.    Communications and questions                              Non-Voting

14.    Closing                                                   Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 NUTRECO HOLDING NV, BOXMEER                                                                 Agenda Number:  701240688
--------------------------------------------------------------------------------------------------------------------------
    Security:  N6508Y120                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  24-May-2007
        ISIN:  NL0000375400
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT BLOCKING CONDITIONS FOR VOTING           Non-Voting
       AT THIS GENERAL MEETING ARE RELAXED. BLOCKING
       PERIOD ENDS ONE DAY AFTER THE REGISTRATION
       DATE SET ON 18 MAY 2007. SHARES CAN BE TRADED
       THEREAFTER. THANK YOU.

1.     Opening                                                   Non-Voting

2.1    Amend the increase of the nominal value of all            Mgmt          No vote
       ordinary shares from EUR 0.24 to EUR 5.24 per
       share and increase of the authorized share
       capital from EUR 41,520,000 to EUR 316,520,000

2.2    Amend reduction of the nominal value of all               Non-Voting
       ordinary shares from EUR 5.24 to EUR 0.24 per
       share and decrease of the authorized capital
       from EUR 316,520,000 to EUR 41,520,000, by
       way of the Articles of Association as specified

2.3    Amend reduction of the nominal value of all               Mgmt          No vote
       ordinary shares from EUR 5.24 to EUR 0.24 per
       share and decrease of the authorized capital
       from EUR 316,520,000 to EUR 41,520,000 by way
       of no objection from creditors (decision)

3.     Closing                                                   Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 OMV AG, WIEN                                                                                Agenda Number:  701231019
--------------------------------------------------------------------------------------------------------------------------
    Security:  A51460110                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-May-2007
        ISIN:  AT0000743059
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the presentation of the annual report             Mgmt          No vote
       and reporting of the Supervisory Board for
       the 2006 business year

2.     Approve the allocation of the net income                  Mgmt          No vote

3.     Approve the actions of the Managing Board and             Mgmt          No vote
       the Supervisory Board for the FY 2006

4.     Approve the resolution on the remuneration of             Mgmt          No vote
       the Supervisory Board

5.     Approve to amend the authorized capital, on               Mgmt          No vote
       the authorization to issue convertible bonds,
       to produce conditional capital, to exclude
       the option on new stocks and to amend the Article
       3 of the Bylaws, as specified

6.     Amend the Bylaws Article 3, Article 9, Article            Mgmt          No vote
       15 and Article 25

7.     Approve the Stock Option Plan for 2007                    Mgmt          No vote

8.     Approve the resolution on the repurchase and              Mgmt          No vote
       resell of stocks

9.     Elect the Auditors for the FY 2007                        Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 ORCO PROPERTY GROUP, LUXEMBOURG                                                             Agenda Number:  701104464
--------------------------------------------------------------------------------------------------------------------------
    Security:  F68711104                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  20-Dec-2006
        ISIN:  LU0122624777
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       344556 DUE TO CHANGE IN THE MEETING DATE. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Amend the last Paragraph of the Article 24 of             Mgmt          Against                        Against
       the By-laws as specified

2.     Miscellaneous                                             Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 ORCO PROPERTY GROUP, LUXEMBOURG                                                             Agenda Number:  701199944
--------------------------------------------------------------------------------------------------------------------------
    Security:  F68711104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Apr-2007
        ISIN:  LU0122624777
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the reports of the Board of Directors             Mgmt          No vote
       and the Statutory Auditors

2.     Approve the consolidated accounts and annual              Mgmt          No vote
       accounts ending on 31 DEC 2006

3.     Approve the allocation of the results                     Mgmt          No vote

4.     Approve the dividend for the annual accounts              Mgmt          No vote
       ending on 31 DEC 2006; proposition to allow
       a gross dividend of EUR 1 as for the FY 2006
       payable as per shareholder s choice either
       in cash or in ORCO Property Group shares, which
       price will be equal to 90% of the average closing
       rate of the last 20 trading sessions before
       the day of the decision of allocation i.e.
       26 APR 2007, reduced by the gross amount of
       the dividend, that is EUR 1; the coupons clipping
       date will be set on 27 APR 2007

5.     Grant discharge to the Members of the Board               Mgmt          No vote
       of Directors and the Statutory Auditors for
       the year ending on 31 DEC 2006

6.     Approve the renewal of mandates                           Mgmt          No vote

7.     Miscellaneous                                             Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 ORPEA, PUTEAUX                                                                              Agenda Number:  701273194
--------------------------------------------------------------------------------------------------------------------------
    Security:  F69036105                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  28-Jun-2007
        ISIN:  FR0000184798
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.   The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative.

O.1    Receive the reports of the Board of Directors,            Mgmt          For                            For
       of the Chairman of the Board of Directors and
       the Auditors; approve the Company s financial
       statements for the YE in 2006

O.2    Receive the reports of the Group and the Auditors;        Mgmt          For                            For
       approve the consolidated financial statements
       for the said FY, in the form presented to the
       meeting

O.3    Approve the recommendations of the Board of               Mgmt          For                            For
       Directors and resolves that the earnings for
       the FY, i.e., EUR 4,786,147.00 be appropriated
       as follows: to the legal reserve: EUR 239,308.00,
       the balance, in its totality to the retained
       earnings account: EUR 4,546,839.00, in accordance
       with the regulations in force, the shareholders
       meeting recalls that no dividend was paid
       for the previous 3 years

O.4    Grant discharge to the Directors for the performance      Mgmt          For                            For
       of their duties during the said FY

O.5    Approve: the special report of the Auditors               Mgmt          Against                        Against
       on agreements governed by Article L. 225-38
       of the French Commercial Code; the said report
       and the agreements referred to therein

O.6    Approve to resolves the award total annual fees           Mgmt          For                            For
       of EUR 60,000.00 to the Board of Directors

O.7    Authorize the Board of Directors: to trade in             Mgmt          For                            For
       the Company s shares on the Stock Market, subject
       to the conditions described below: maximum
       purchase price: EUR 120.00, maximum number
       of shares to be acquired: 10% of the share
       capital, i.e., 1,827,435 shares, maximum funds
       invested in the share buybacks: EUR 219,292,200.00;
       aauthority expires at the end of an 18-month
       perioda; it supersedes the 1 granted by the
       shareholders  meeting of 29 JUN 2006; to take
       all necessary measures and accomplish all necessary
       formalities

E.8    Authorize the Board of Directors: to decide               Mgmt          For                            For
       to increase the capital, on 1 or more occasions,
       at its sole discretion, in France or Abroad,
       by a maximum nominal amount of EUR 30,000,000.00,
       by issuance, with preferred subscription rights
       maintained, of shares and, or any securities
       giving access to the capital the maximum nominal
       amount of debt securities which may be issued
       shall not exceed EUR 300,000,000.00; aauthority
       expired at the end of an 26-month perioda;
       and it supersedes the remaining period and
       replaces the 1 granted by the combined shareholders
       meeting of 29 JUN 2006 in its Resolution No.
       10; to take all necessary measures and accomplish
       all necessary formalities

E.9    Authorize the Board of Directors: to decide               Mgmt          Against                        Against
       to increase the capital, on 1 or more occasions,
       at its sole discretion, in France or Abroad,
       by a maximum nominal amount of EUR 30,000,000.00,
       by issuance, with cancellation of the preferred
       subscription rights, of shares and, or any
       securities giving access to the capital; this
       amount shall count against the overall value
       of the Resolution No. 8, the maximum nominal
       amount of debt securities which may be issued
       shall not exceed EUR 300,000,000.00, this amount
       shall count against the overall value of the
       Resolution No. 8; aauthority expires at the
       end of an 26-month perioda; it supersedes the
       remaining period and replaces the 1 granted
       by the combined shareholders  meeting of 29
       JUN 2006 in its Resolution No. 12; to take
       all necessary measures and accomplish all necessary
       formalities

E.10   Authorize the Board of Directors: to increase             Mgmt          For                            For
       the share capital on 1 or more occasions, at
       its sole discretion, up to 10% of the share
       capital, by way of issuing shares in the Company
       or any securities giving access to the capital,
       in consideration for the contributions in kind
       granted to the Company and comprised of capital
       securities or securities giving access to share
       capital, the amounts of capital securities
       and securities to be issued by virtue of the
       present resolution and within the limit of
       the present resolution shall count against
       the corresponding overall amounts referred
       to in Resolution No. 9; aauthority expires
       at the end of an 26-month perioda; it supersedes
       the remaining period and replaces the 1 granted
       by the combined shareholders  meeting of 29
       JUN 2006 in its Resolution No. 19; to take
       all necessary measures and accomplish all necessary
       formalities

E.11   Authorize the Board of Directors: to decide               Mgmt          For                            For
       to increase the share capital, in 1 or more
       occasions and at its sole discretion, to a
       maximum nominal amount of EUR 10,000,000.00,
       by way of capitalizing reserves, profits, premiums
       or other means, provided that such capitalization
       is allowed By Law and under the By-Laws, by
       issuing bonus shares or raising the par value
       of existing shares, or by a combination of
       these methods; aauthority expires at the end
       of an 26-month perioda; it supersedes the remaining
       period and replaces the 1 granted by the combined
       shareholders  meeting of 29 JUN 2006 in its
       Resolution No. 11; to take all necessary measures
       and accomplish all necessary formalities

E.12   Authorize the Board of Directors: in order to             Mgmt          Against                        Against
       increase the number of securities to be issued
       in the event of a capital increase without
       preferential subscription right of shareholders,
       within 30 days of the closing of the subscription
       period, up to a maximum of 15% of the initial
       issue and at the same price; the nominal amount
       of the capital increases decided by virtue
       of the present resolution shall count against
       the overall value referred to in Resolution
       No. 8 and 9; aauthority expires at the end
       of an 26-month perioda; it supersedes the remaining
       period and replaces the 1 granted by the combined
       shareholders  meeting of 29 JUN 2006 in its
       Resolution No. 13

E.13   Authorize the Board of Directors, in the event            Mgmt          Against                        Against
       the Resolution No. 9 is adopted, the authority
       to decide, at its sole discretion, on 1 or
       more capital increases, in France or Abroad,
       within the limit of 10% of the share capital
       per year to set the issue price of the ordinary
       shares or any securities to be issued, in accordance
       with the terms and conditions determined by
       the shareholders  meeting; aauthority expires
       at the end of an 26-month perioda; it supersedes
       the remaining period and replaces the 1 granted
       by the combined shareholders  meeting of 29
       JUN 2006 in its Resolution No. 18

E.14   Approve to split the shares of a par value of             Mgmt          For                            For
       EUR 2.50 each into shares of a par value of
       EUR 1.25 consequently, each share of a par
       value of EUR 2.50 will be exchanged for 2 shares
       of a par value of EUR 1.25 each the capital
       will be comprised of 36,548,718 shares of a
       par value of EUR 1.25; authorize the Board
       of Directors to take all necessary measures
       and accomplish all necessary formalities

E.15   Amend the Article No. 6 of the Bylaws, Article            Mgmt          For                            For
       No. 7 of the Bylaws: the share capital is set
       at EUR 45,685,897.50 and is divided into 36,548,718
       shares, each of a par value of EUR 1.25 each,
       of the same class and fully paid in

E.16   Authorize the Board of Directors: to increase             Mgmt          Against                        Against
       the share capital, on 1 or more occasions,
       at its sole discretion, in favour of members
       of a Company Saving Plan, the delegation is
       given for a nominal amount that shall not exceed
       EUR 400,000.00; aauthority is expires at the
       end of an 26-month perioda; it supersedes the
       remaining period and replaces the 1 granted
       by the combined shareholders  meeting of 29
       JUN 2006 in its Resolution No. 15; to take
       all necessary measures and accomplish all necessary
       formalities

E.17   Authorize the Board of Directors: to grant for            Mgmt          Against                        Against
       free, on 1 or more occasions, at its sole discretion,
       existing or future shares, in favour of the
       employees or the Corporate Officers of the
       Company and related Companies, they may not
       represent more than 90,000 shares; aauthority
       expires at the end of an 38-month perioda;
       it supersedes the remaining period and replaces,
       for the amounts unused, the 1 granted by the
       combined shareholders  meeting of 29 JUN 2006
       in its Resolution No. 16, the shareholders
       meeting delegates all powers to the Board of
       Directors to take all necessary measures and
       accomplish all necessary formalities

E.18   Authorize the Board of Directors to reduce the            Mgmt          For                            For
       share capital, at its sole discretion, on 1
       or more occasions, by canceling all or part
       of the shares held by the Company in connection
       with a Stock Repurchase Plan, up to a maximum
       of 10% of the share capital over a 24-month
       period; aauthority expires at the end of an
       18-month perioda; it supersedes the remaining
       period and replaces, for the amounts unused,
       the one granted by the combined shareholders
       meeting of 29 JUN 2006 in its Resolution No.
       17; to take all necessary measures and accomplish
       all necessary formalities

E.19   Authorize the Board of Directors: in order to             Mgmt          Against                        Against
       decide in the event of a public offering concerning
       the securities of the Company, on the issuance
       of warrants giving the right to subscribed,
       with preferential conditions, for shares in
       the Company and with their allocation for free
       with all the Company s shareholders; the maximum
       number of warrants to be issued shall be equal
       to the number of shares comprising the share
       capital; the maximum nominal amount of the
       capital increases which may be carried out
       shall not exceed EUR 30,000,000.00; aauthority
       expires at the end of an 18-month perioda;
       to take all necessary measures and accomplish
       all necessary formalities

E.20   Amend the Article 13 of the Bylaws holding of             Mgmt          For                            For
       the share capital, in order to bring it into
       conformity with the last legal and regulatory
       requirements

E.21   Amend the Article 17 of the Bylaws decisions              Mgmt          For                            For
       of the Board, in order to bring it into conformity
       with the last legal and regulatory requirements

E.22   Amend the Article 23 of the Bylaws authority              Mgmt          For                            For
       of the shareholders  meetings, in order to
       bring it into conformity with the last legal
       and regulatory requirements

E.23   Amend the Article 24 of the Bylaws authority              Mgmt          For                            For
       of the shareholders  meetings, in order to
       bring it into conformity with the last legal
       and regulatory requirements

E.24   Amend the Article 25 of the Bylaws authority              Mgmt          For                            For
       of the shareholders  meetings, in order to
       bring it into conformity with the last legal
       and regulatory requirements

E.25   Authorize the Bearer of an original, a copy               Mgmt          For                            For
       or extract of the minutes of this meeting to
       carry out all filings, publications and other
       formalities prescribed By Law




--------------------------------------------------------------------------------------------------------------------------
 OSAKA SECURITIES EXCHANGE CO.,LTD.                                                          Agenda Number:  701236449
--------------------------------------------------------------------------------------------------------------------------
    Security:  J6254G104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-Jun-2007
        ISIN:  JP3183200009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please note this announcement is being provided           Non-Voting
       to inform you that the true agenda has been
       released and is available for your review.
       (Please refer to the attached PDF files.)

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend the Articles of Incorporation                       Mgmt          For                            For

3.     Appoint a Substitute Corporate Auditor                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 PAN FISH ASA                                                                                Agenda Number:  701128971
--------------------------------------------------------------------------------------------------------------------------
    Security:  R69595107                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  30-Jan-2007
        ISIN:  NO0003054108
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. SHOULD YOU
       HAVE ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE AT ADP.THANK YOU

       MARKET RULES REQUIRE ADP TO DISCLOSE BENEFICIAL           Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR ADP CLIENT SERVICE REPRESENTATIVE.
       THIS INFORMATION IS REQUIRED IN ORDER FOR ADP
       TO LODGE YOUR VOTE

1.     Approve the summons and the agenda                        Mgmt          For                            For

2.     Elect 1 person to chair the meeting and 1 person          Mgmt          For                            For
       to co-sign the minutes

3.     Amend the Articles of Association, Article 1,             Mgmt          For                            For
       name change

4.     Amend the Articles of Association, Article 2;             Mgmt          For                            For
       the Board has decided to move the Company s
       head office to Oslo

5.     Amend the Articles of Association, Article 5;             Mgmt          For                            For
       the Company s Board of Directors shall be composed
       of from 6 to 12 Members




--------------------------------------------------------------------------------------------------------------------------
 PESCANOVA SA, PONTEVEDRA                                                                    Agenda Number:  701178762
--------------------------------------------------------------------------------------------------------------------------
    Security:  E8013L130                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  25-Apr-2007
        ISIN:  ES0169350016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       26 APR 2007 AT 12.30 PM. CONSEQUENTLY, YOUR
       VOTING INSTRUCTIONS WILL REMAIN VALID FOR ALL
       CALLS UNLESS THE AGENDA IS AMENDED. THANK YOU.

1.     Approve the annual accounts and the Management            Mgmt          For                            For
       report of Pescanova, Sociedad Anonima, and
       its consolidated group, as well as the Management
       of the Board of Directors, all with reference
       to the FY 2006

2.     Approve the application of profits                        Mgmt          Against                        Against

3.     Re-appoint and Appoint the Directors                      Mgmt          For                            For

4.     Re-appoint the Auditors of the Company and its            Mgmt          For                            For
       Consolidated Group

5.     Authorize the Board of Directors for the acquisition      Mgmt          For                            For
       of own shares and its allocation to the purposes
       specified in the Spanish Limited Companies
       Act, Ley de Sociedades Anonimas

6.     Authorize the Board of Directors to issue bonds,          Mgmt          For                            For
       debentures and other similar securities, either
       straight or secured, not convertible into shares,
       in the form and amount that the general meeting
       may decide in conformity with the Law

7.     Authorize the Board of Directors to issue bonds           Mgmt          For                            For
       and other convertible fixed income securities,
       and to increase the corporate capital for the
       amount required for the issue, on the date
       and for the amount that the Board may decide,
       not exceeding half of the corporate capital
       at the time of the authority and within a maximum
       5 year period

8.     Authorize the Board of Directors, in conformity           Mgmt          For                            For
       with the dispositions of Article 153.1.B of
       the Spanish Limited Companies consolidation
       Act, to increase the corporate capital, within
       a five year period, with or without premium,
       for a maximum amount equivalent to half the
       corporate capital at the time of the authority,
       all at once or in stages, and at the time and
       for the amount that the Board may decide, with
       authority to amend article 7 of the Articles
       of Association

9.     Approve the delegation of powers to execute               Mgmt          For                            For
       the agreements and proceed to file copies of
       the company accounts with the Registrar of
       Companies

10.    Approve to draw up and write up the minutes               Mgmt          For                            For
       of the proceedings in any of the methods provided
       by Article 113 of the applicable Law about
       the legal regime of the Limited Companies




--------------------------------------------------------------------------------------------------------------------------
 PETROFAC LTD, LONDON                                                                        Agenda Number:  701198168
--------------------------------------------------------------------------------------------------------------------------
    Security:  G7052T101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  11-May-2007
        ISIN:  GB00B0H2K534
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the report and accounts                           Mgmt          For                            For

2.     Approve the final dividend                                Mgmt          For                            For

3.     Approve the Directors  remuneration report                Mgmt          For                            For

4.     Appoint Mr. Amjad Bseisu as a Director                    Mgmt          For                            For

5.     Appoint Mr. Rijnhard Van Tets as a Director               Mgmt          For                            For

6.     Re-appoint Mr. Kjell Almskog as a Director                Mgmt          For                            For

7.     Re-appoint Mr. Bernard de Combret as a Director           Mgmt          For                            For

8.     Re-appoint Mr. Michael Press as a Director                Mgmt          For                            For

9.     Re-appoint Ernst & Young LLP as the Auditors              Mgmt          For                            For

10.    Authorize the Directors to fix the remuneration           Mgmt          For                            For
       of the Auditors

11.    Authorize the Directors to allot shares                   Mgmt          For                            For

S.12   Authorize the Director to allot shares without            Mgmt          For                            For
       rights of pre-emption

S.13   Authorize the Company to purchase its own shares          Mgmt          For                            For

14.    Amend the rules of the Deferred Bonus Share               Mgmt          For                            For
       Plan




--------------------------------------------------------------------------------------------------------------------------
 PHONAK HOLDING AG, STAEFA                                                                   Agenda Number:  700996931
--------------------------------------------------------------------------------------------------------------------------
    Security:  H62042124                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  06-Jul-2006
        ISIN:  CH0012549785
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET. PLEASE CONTACT YOUR ADP CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       PLEASE NOTE THAT THIS IS THE PART II OF THE               Non-Voting
       MEETING NOTICE SENT UNDER MEETING 322208, INCLUDING
       THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
       YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
       AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
       DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
       THAT ARE SUBMITTED AFTER THE ADP CUTOFF DATE
       WILL BE PROCESSED ON A BEST EFFORT BASIS. THANK
       YOU.

1.     Approve the annual report, of the consolidated            Mgmt          For                            For
       financial statements, and of the financial
       statements of Phonak Holding AG for 2005/06;
       and acknowledge the reports of the Independent
       Group Auditors and of the Statutory Auditors

2.     Approve the appropriation of the balance profit           Mgmt          For                            For
       and allocation of income and dividends of CHF
       0.50 per share

3.     Grant discharge to the Members of the Board               Mgmt          For                            For
       of Directors and of the Management Board

4.1    Re-elect Mr. Andy Rihs as a Member of Board               Mgmt          For                            For
       of Directors

4.2    Re-elect Mr. William D. Dearstyne as a Member             Mgmt          For                            For
       of Board of Directors

4.3    Re-elect Dr. Michael Jacobi as a Member of Board          Mgmt          For                            For
       of Directors

4.4    Re-elect Mr. Robert F. Spoerry as a Member of             Mgmt          For                            For
       Board of Directors

5.     Ratify PricewaterhouseCoopers AG as the Auditors          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 PHONAK HOLDING AG, STAEFA                                                                   Agenda Number:  701260197
--------------------------------------------------------------------------------------------------------------------------
    Security:  H62042124                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  12-Jun-2007
        ISIN:  CH0012549785
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       PLEASE NOTE THAT THIS IS THE PART II OF THE               Non-Voting
       MEETING NOTICE SENT UNDER MEETING 367062, INCLUDING
       THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
       YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
       AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
       DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
       THAT ARE SUBMITTED AFTER THE CUTOFF DATE WILL
       BE PROCESSED ON A BEST EFFORT BASIS. THANK
       YOU.

1.     Approve the annual report, the consolidated               Non-Voting
       financial statements, and the financial statements
       of Phonak Holding AG for 2005/06; and acknowledge
       the reports of the Group Auditors and of the
       Statutory Auditors

2.     Approve the appropriation of available earnings           Mgmt          No vote

3.     Grant discharge to the Members of the Board               Mgmt          No vote
       of Directors and of the Management Board

4.     Elect the Group Auditors and of the Statutory             Mgmt          No vote
       Auditors

5.     Approve the change the Corporate name and amend           Mgmt          No vote
       Articles 1, 2, 3A, 3C and 3D of the Articles
       of Association

6.     Approve the creation of the authorized capital            Mgmt          No vote
       of CHF 167,813 and amend Article 3B of the
       Articles of Association




--------------------------------------------------------------------------------------------------------------------------
 POLARIS MINERALS CORP                                                                       Agenda Number:  701255211
--------------------------------------------------------------------------------------------------------------------------
    Security:  731074100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  07-Jun-2007
        ISIN:  CA7310741003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to fix the number of Directors at 9               Mgmt          For                            For

2.1    Elect Mr. Marco Romero as a Director                      Mgmt          For                            For

2.2    Elect Mr. Roman Shklanka as a Director                    Mgmt          For                            For

2.3    Elect Mr. R. Stuart Angus as a Director                   Mgmt          For                            For

2.4    Elect Mr. Robert M. Edsel as a Director                   Mgmt          For                            For

2.5    Elect Mr. Terrence A. Lyons as a Director                 Mgmt          For                            For

2.6    Elect Mr. Gary D. Nordin as a Director                    Mgmt          For                            For

2.7    Elect Mr. John H. Purkis as a Director                    Mgmt          For                            For

2.8    Elect Mr. David F. Singleton as a Director                Mgmt          For                            For

2.9    Elect Mr. Paul B. Sweeney as a Director                   Mgmt          Against                        Against

3.     Appoint PricewaterhouseCoopers as the Auditors            Mgmt          Against                        Against
       of the Company




--------------------------------------------------------------------------------------------------------------------------
 POLIMEX - MOSTOSTAL SA, SIEDLCE                                                             Agenda Number:  701281886
--------------------------------------------------------------------------------------------------------------------------
    Security:  X55869105                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  28-Jun-2007
        ISIN:  PLMSTSD00019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Opening of the meeting and elect the Chairman             Mgmt          No vote

2.     Approve that if the meeting has been convened             Mgmt          No vote
       in conformity of regulations and assuming its
       capability to pass valid resolutions

3.     Elect the Voting Commission                               Mgmt          No vote

4.     Adopt the agenda                                          Mgmt          No vote

5.     Approve the Company s financial statement for             Mgmt          No vote
       2006 and the Management Boards report on Company
       s activity in 2006

6.     Approve the capital Groups consolidated financial         Mgmt          No vote
       statement for 2006 and parent Company Management
       Boards report on Groups activity in 2006

7.     Approve the Supervisory Boards report on its              Mgmt          No vote
       activity in 2006 and results of Company s financial
       statement review for 2006 and the Management
       Boards report on Company s activity in 2006
       and the Supervisory Boards report on review
       of capital Groups consolidated financial statement
       for 2006 and parent Company Management Boards
       report on Groups activity in 2006

8.     Approve the Management Boards motion on allocation        Mgmt          No vote
       of Company s profits for 2006

9.     Grant discharge to the Management Board and               Mgmt          No vote
       to the Supervisory Board for 2006

10.    Approve the financial statement of the Zaklady            Mgmt          No vote
       Remontowe Energetyki Warszawa SA Zrew Company
       for 2006 and the Management Boards report on
       Zrew s activity in 2006 and parent Company
       Management Boards report on Zrew capital Groups
       activity in 2006

11.    Approve the Zrew capital Groups consolidated              Mgmt          No vote
       financial statement for 2006 and parent Company
       Management Boards report on Zrew capital Groups
       activity in 2006

12.    Approve the Zrew Supervisory Boards report on             Mgmt          No vote
       its activity in 2006 and results of review
       of Zrew financial statement for 2006 and the
       Management Boards report on Zrew activity in
       2006 and Zrew Supervisory Boards report on
       Zrew capital Group consolidated financial statement
       for 2006

13.    Approve the allocation of Zrew profits for 2006           Mgmt          No vote

14.    Grant discharge to the Zrew Management Board              Mgmt          No vote
       and the Supervisory Board for 2006

15.    Approve the Company s new Cadency Supervisory             Mgmt          No vote
       Board election

16.    Approve the changes to Company s Supervisory              Mgmt          No vote
       Board remuneration regulations

17.    Approve the changes to the Supervisory Boards             Mgmt          No vote
       regulations

18.    Approve the changes to the Resolution 27 of               Mgmt          No vote
       30 JUN 2005 adopted by the Company s OGM concerning
       Corporate Governance

19.    Approve the changes to the Company s Statute              Mgmt          No vote
       and setting up the uniform text of IT

20.    Approve the changes to the Resolution 1 of 31             Mgmt          No vote
       JAN 2006 adopted by the Company s EGM concerning
       adoption of Company s Motivational Programme

21.    Approve the changes to the Resolution 2 of 31             Mgmt          No vote
       JAN 2006 adopted by the Company s EGM concerning
       conditional share capital increase and changes
       to the Company s Statute

22.    Approve the changes to the Resolution 3 of 31             Mgmt          No vote
       JAN 2006 adopted by the Company s EGM concerning
       warrants issue

23.    Closing of the meeting                                    Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 PROSEGUR COMPANIA DE SEGURIDAD SA                                                           Agenda Number:  701263713
--------------------------------------------------------------------------------------------------------------------------
    Security:  E83453162                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  28-Jun-2007
        ISIN:  ES0175438235
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       29 JUN 2007. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

1.     Approve the annual accounts and Management report         Mgmt          For                            For
       of Prosegur Compania De Seguridad, Sociedad
       Anonima, and its consolidated Group, the application
       of profits and the Management of the Board
       of Directors, all with reference to the FY
       2006

2.     Approve the distribution of profits to shareholders,      Mgmt          For                            For
       dividend payment chargeable to 2006 profits

3.1    Approve the restatement of the Articles of Association    Mgmt          For                            For
       and amend the Article 12, about transactions
       with own shares

3.2    Amend Article 13, about corporate bodies                  Mgmt          For                            For

3.3.1  Amend the Articles concerning general meetings;           Mgmt          For                            For
       amend Article 14.2, about competencies of the
       general meeting

3.3.2  Amend Article 15, Paragraph 1, about ordinary             Mgmt          For                            For
       and extraordinary general meetings

3.3.3  Amend Article 16, Paragraph 1, about shareholders         Mgmt          For                            For
       information rights

3.4.1  Approve to include a new Article 17 A, about              Mgmt          For                            For
       attendance via electronic means

3.4.2  Amend Article 19.2, about distance voting                 Mgmt          For                            For

3.5.1  Amend Article 21, Paragraph 4, about composition          Mgmt          For                            For
       of the Board and appointment of Directors

3.5.2  Amend Article 22, Paragraph 3, about Board meetings       Mgmt          For                            For

3.5.3  Amend Article 23, Paragraph 5, and inclusion              Mgmt          For                            For
       of a new Paragraph 8 in the same Article, about
       procedures of the meetings of the Board

3.5.4  Amend Paragraphs 24.1.21 and 24.1.27, about               Mgmt          For                            For
       competencies of the Board

3.5.5  Amend Article 25, about the Executive Committee,          Mgmt          For                            For
       adding a new Paragraph 25.1.3 and paragraph
       25.2

3.5.6  Amend Article 26, about the appointment and               Mgmt          For                            For
       Remuneration Committee, adding a new Paragraph
       26.1.8 and Paragraph 26.2

3.5.7  Amend Article 27, about the Audit Committee,              Mgmt          For                            For
       adding a new Paragraph 27.2.7

3.5.8  Amend Article 28, Paragraph 1, about the duties           Mgmt          For                            For
       of the Chairman

4.1    Amend the introduction                                    Mgmt          For                            For

4.2    Amend Article 2, about the competencies of the            Mgmt          For                            For
       general meeting

4.3.1  Amend Article 6, Paragraph 2.B, about the period          Mgmt          For                            For
       to convene general meetings

4.3.2  Amend Article 7, Paragraph 1, and inclusion               Mgmt          For                            For
       of a new Paragraph 4 in the same Article, about
       general meeting convening notices

4.4.1  Approve to introduce a new Article 17 A, about            Mgmt          For                            For
       attendance via electronic or telematic means

4.4.2  Amend Article 21, Paragraph 3, about separate             Mgmt          For                            For
       voting of resolutions

4.4.3  Approve to introduce a new Paragraph 6 in Article         Mgmt          For                            For
       21, about distance voting prior to the meeting

5.     Approve the information to the shareholders               Mgmt          For                            For
       about the modifications introduced in the Board
       regulations

6.1    Re-appoint Mr. Dona Helena Revoredo Delvecchio            Mgmt          Against                        Against
       as a Director

6.2    Re-appoint Mr. Don Isidro Fernandez Barreiro              Mgmt          For                            For
       as a Director

6.3    Re-appoint Mr. Dona Mirta Giessocazanave as               Mgmt          For                            For
       a Director

6.4    Re-appoint Mr. Dona Chantal Gut Revoredo as               Mgmt          For                            For
       a Director

6.5    Re-appoint Mr. Don Christian Gut Revoredo as              Mgmt          For                            For
       a Director

6.6    Ratify the Members co-opted on to the Board               Mgmt          Against                        Against
       in order to fill the vacancies existing before
       the date of the general meeting

7.     Authorize the Board of Directors, to carry out            Mgmt          For                            For
       the acquisition of own shares, either directly
       or via Group Companies

8.     Re-appoint Prosegur Companiade Seguridad, Sociedad        Mgmt          For                            For
       Anonima, as the Auditors of the Company and
       its consolidated Group for the FY 2007

9.     Approve to set the Directors remuneration, under          Mgmt          For                            For
       the provisions of Article 22.3 of the Articles
       of Association

10.    Approve the delegation of powers for the execution,       Mgmt          For                            For
       construction, rectification and implementation
       of the resolutions adopted by the general meeting

11.    Other business                                            Non-Voting

12.    Approve the minutes of the proceedings                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 PUNCH TAVERNS PLC, BURTON UPON TRENT STAFFORDSHIRE                                          Agenda Number:  701117675
--------------------------------------------------------------------------------------------------------------------------
    Security:  G73003108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Jan-2007
        ISIN:  GB0031552861
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the annual report and financial       Mgmt          For                            For
       statements of the Company for the YE 19 AUG
       2006

2.     Re-appoint Ernst & Young LLP as the Auditors              Mgmt          For                            For
       of the Company to hold office until the conclusion
       of the next general meeting at which accounts
       are laid before the Company and approve their
       remuneration be determined by the Directors

3.     Approve the report on the Directors  remuneration         Mgmt          For                            For
       for the YE 19 AUG 2006

4.     Declare a final dividend of 9.0 pence per ordinary        Mgmt          For                            For
       share of the Company

5.     Authorize the Company, in accordance with Section         Mgmt          For                            For
       347C of the Companies Act 1985 athe 1985 Acta:
       a) to make donations to EU political organizations
       in aggregate not exceeding GBP 50,000; and
       b) to incur EU political expenditure in aggregate
       not exceeding GBP 50,000; aAuthority expires
       the earlier of the conclusion of the next AGM
       of the Company or 18 monthsa

6.     Authorize the Directors, in substitution for              Mgmt          For                            For
       any existing authorities and powers granted
       to the Directors prior to the passing of this
       resolution, abut without prejudice to any allotments
       made pursuant to the authority granted on 25
       JAN 2006a, to allot relevant securities aSection
       80 of the 1985 Acta up to an aggregate nominal
       amount of GBP 41,823 a33% of the Company s
       ordinary shares in issue aexcluding Treasury
       Sharesa as at 08 NOV 2006a; and aAuthority
       expires the earlier of the conclusion of the
       next AGM of the Company or 18 monthsa; and
       the Directors may allot relevant securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry

7.     Re-elect Mr. Mike Foster as a Director of the             Mgmt          For                            For
       Company

8.     Re-elect Mr. Peter Cawdron as a Director of               Mgmt          For                            For
       the Company

9.     Re-elect Mr. Ian Fraser as a Director of the              Mgmt          For                            For
       Company

S.10   Authorize the Directors, in substitution of               Mgmt          For                            For
       any existing authority and pursuant to Section
       95 of the 1985 Act, to allot equity securities
       aSection 94 of the 1985 Acta for cash pursuant
       to the authority conferred by Resolution 6
       and/or where such an allotment constitutes
       an allotment of equity securities by virtue
       of Section 94(3A) of the 1985 Act, disapplying
       the statutory pre-emption rights aSection 89(1)
       of the 1985 Acta, provided that this power
       is limited to the allotment of equity securities:
       a) in connection with an offer of such securities
       by way of rights to ordinary shareholders;
       and b) up to an aggregate nominal amount of
       GBP 6,336; aAuthority expires the earlier of
       the conclusion of the next AGM of the Company
       or 18 monthsa; and the Directors may allot
       relevant securities in pursuance of such an
       offer or agreement as if the authority conferred
       hereby had not expired

S.11   Authorize the Company, in accordance with Section         Mgmt          For                            For
       166 of the 1985 Act, to make market purchases
       aSection 163 of the 1985 Acta of its own ordinary
       shares provided that: the authority is limited
       to 26,480,685 shares; the minimum price to
       be paid for each ordinary share shall not be
       less than the nominal value of such shares;
       and the maximum price which may be paid for
       each ordinary share shall be the higher of
       an amount equal to 5% above the average of
       the middle market quotation for such shares
       derived from the London Stock Exchange s Daily
       Official List, over the 5 business days prior
       to the purchase being made and the higher of
       the price of the last independent trade and
       the highest current independent bid on the
       London Stock Exchange Official List at the
       time the purchase is carried out; and aAuthority
       expires the earlier of the conclusion of the
       next AGM of the Company or 18 monthsa; and
       the Company, before the expiry, may make a
       contract to purchase ordinary shares which
       will or may be executed wholly or partly after
       such expiry




--------------------------------------------------------------------------------------------------------------------------
 RENEWABLE ENERGY CORPORATION AS                                                             Agenda Number:  701228808
--------------------------------------------------------------------------------------------------------------------------
    Security:  R7199U100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  14-May-2007
        ISIN:  NO0010112675
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Opening of the meeting by Chairman of the Board           Mgmt          Abstain                        Against
       and registration of attending shareholders

2.     Elect the Chairman of the meeting and not less            Mgmt          For                            For
       than 1 person to co-sign the minutes with the
       Chairman

3.     Approve of the notice of the meeting and the              Mgmt          For                            For
       agenda

4.     Approve the annual financial statements and               Mgmt          For                            For
       annual report from the Board for 2006

5.     Approve the Board s statement regarding the               Mgmt          For                            For
       Management compensation and also advisory vote
       on Management compensation

6.     Approve the Director s remuneration and remuneration      Mgmt          For                            For
       for the Members of the Nomination Committee

7.     Approve the Auditor s remuneration                        Mgmt          For                            For

8.     Approve the rules of procedures for Nomination            Mgmt          For                            For
       Committee

9.     Grant authority to issue shares                           Mgmt          For                            For

10.    Grant authority to acquire treasury shares                Mgmt          For                            For

11.    Elect the Board Members                                   Mgmt          For                            For

12.    Amend the Articles of Association                         Mgmt          For                            For

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. SHOULD YOU
       HAVE ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE. THANK YOU.

       MARKET RULES REQUIRE TO DISCLOSE BENEFICIAL               Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER TO LODGE YOUR
       VOTE




--------------------------------------------------------------------------------------------------------------------------
 RHOEN KLINIKUM AG, BAD NEUSTADT                                                             Agenda Number:  700982487
--------------------------------------------------------------------------------------------------------------------------
    Security:  D6530N119                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  19-Jul-2006
        ISIN:  DE0007042301
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 313562 DUE TO CHANGE IN VOTING STATUS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Presentation of the financial statements and              Non-Voting
       annual report for the 2005 FY with the report
       of the Supervisory Board, the Group financial
       statements and Group annual report

2.     Resolution on the appropriation of the distributable      Mgmt          Against                        Against
       profit of EUR 29,755,847.69 as follows: payment
       of a dividend of EUR 0.45 per no-par share
       EUR 6,427,847.69 shall be allocated to the
       other revenue reserves ex-dividend and payable
       date: 20 JUL 2006

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Appointment of the Auditors for the 2006 FY:              Mgmt          For                            For
       PricewaterhouseCoopers AG, Frankfurt

6.     Renewal of the authorization to acquire own               Mgmt          For                            For
       shares the Company shall be authorized to acquire
       own shares of up to 10% of its share capital,
       at a price differing neither more than 10%
       from the market price of the shares if they
       are acquired through the stock exchange, nor
       more than 15% if they are acquired by way of
       a repurchase offer, on or before 31 DEC 2007;
       the Board of Managing Directors shall be authorized
       to dispose of the shares in a manner other
       than the stock exchange or an offer to all
       shareholders if the shares are sold at a price
       not materially below their market price, to
       use the shares for acquisition purposes and
       to retire the shares

7.     Amendment to Section 16 of the Articles of Association    Mgmt          For                            For
       in respect of shareholders intending to attend
       the shareholders meeting being obliged to register
       at least 7 days before the shareholders meeting
       and to provide upon registration a proof of
       shareholding as per the 21st day prior to the
       meeting date

8.     Amendment to Section 12A of the Articles of               Mgmt          For                            For
       Association in respect of the use electronic
       means of communication for meetings of the
       Supervisory Board

9.     Amendment to Section 14 of the Articles of Association    Mgmt          For                            For
       in respect of each Supervisory Board Member
       receiving a fixed annual remuneration of EUR
       6,000 - the Supervisory Board Chairman receiving
       3 times, the Deputy Chairman and the Committee
       Chairmen receiving twice this amount and a
       attendance fee consisting of a fixed and a
       variable portion




--------------------------------------------------------------------------------------------------------------------------
 RHOEN KLINIKUM AG, BAD NEUSTADT                                                             Agenda Number:  701223238
--------------------------------------------------------------------------------------------------------------------------
    Security:  D6530N119                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  31-May-2007
        ISIN:  DE0007042301
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS 10 MAY 2007, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting
       annual report for the 2006 FY with the report
       of the Supervisory Board, the Group financial
       statements and Group annual report

2.     Resolution on the appropriation of the distributable      Mgmt          Against                        Against
       profit of EUR 37,306,205.20 as follows: payment
       of a dividend of EUR 0.50 per entitled share
       EUR 11,386,205.20 shall be allocated to the
       other revenue reserves ex-dividend and payable
       date: 01 JUN 2007

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Appointment of Auditors for the 2007 FY: PricewaterhouseCoopersMgmt          For                            For
       AG, Frankfurt

6.     Renewal of the authorization to acquire own               Mgmt          For                            For
       shares the company shall be authorized to acquire
       own shares of up to 10% of its share capital,
       at a price differing neither more than 10%
       from the market price of the shares if they
       are acquired through the stock exchange, nor
       more than 15%; if they are acquired by way
       of a repurchase offer, within a period of 18
       months; the Board of Managing Directors shall
       be authorized to dispose of the shares in a
       manner other than the stock exchange or an
       offer to all shareholders if the shares are
       sold at a price not materially below their
       market price, to sell the shares to investors
       or on the stock exchange, to use the shares
       in connection with mergers and acquisitions,
       and to retire the shares

7.     Resolution on amendments to the Articles of               Mgmt          For                            For
       Association in accordance with the new Transparency
       Directive Implementation Law Section 3(1),
       regarding announcements of the Company being
       published in the electronic Federal Gazette
       if not other form of publication is required
       Section 3(2), regarding the Company being authorized
       to transmit information to shareholders by
       electronic means

8.     Elections to the Supervisory Board                        Mgmt          For                            For

9.     Resolution on a capital increase from Company             Mgmt          For                            For
       reserves, and the corresponding amendment to
       the Articles of Association the share capital
       of EUR 51,840,000 shall be increased by EUR
       207,360,000 to EUR 259,200,000 through the
       conversion of capital reserves of EUR 207,360,000
       without the issue new shares

10.    Resolution on a split of the Company's share              Mgmt          For                            For
       capital and the corresponding amendment to
       the Article of Association the Company's share
       capital of EUR 259,200,000 shall be redenominated
       by way of a 2-for-1 stock split into 103,680,000
       no-par shares with a theoretical par value
       of EUR 2.50 each

11.    Resolution on the creation of authorized capital          Mgmt          For                            For
       and the corresponding amendment to the Articles
       of Association the Board of Managing Directors
       shall be authorized, with the consent of the
       Supervisory Board, to increase the company's
       share capital by up to EUR 129,600,000 through
       the issue of new bearer no-par shares against
       payment in cash, on or before 31 May 2012;
       the Board of Managing Directors shall be authorized
       to decide on shareholders' subscription rights

12.    Amendments to the Articles of Association as              Mgmt          For                            For
       follows: Section 14(3)1, regarding each Member
       of the Supervisory Board receiving a profit-related
       remuneration for the 2007 FY; Section 14(3)2,
       regarding each Member of the Supervisory Board
       receiving an annual fixed remuneration of EUR
       20,000, a fixed attendance fee, and a profit-related
       remuneration as of 01 JUN 2007 Section 14(3)3,
       regarding Members of the Supervisory Board
       receiving an attendance fee of EUR 2,000 per
       Supervisory Board or committee meeting, the
       Chairman of the Supervisory Board and the Chairmen
       of Supervisory Board Committees receiving twice,
       the deputy Chairman one and a half times this
       amount, and each Member receiving a profit-related
       remuneration in respect of the consolidated
       profit

13.    Amendment to the Articles of Association in               Mgmt          Against                        Against
       respect of those shareholders' resolutions
       demanding more than a simple majority of votes
       require a majority of more than 90% of the
       share capital represented




--------------------------------------------------------------------------------------------------------------------------
 ROCKWOOL INTERNATIONAL A/S                                                                  Agenda Number:  701200696
--------------------------------------------------------------------------------------------------------------------------
    Security:  K8254S144                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Apr-2007
        ISIN:  DK0010219153
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Receive the Board of Directors  report of the             Mgmt          Abstain                        Against
       Company s activity during the past FY

2.     Receive the annual accounts together with the             Mgmt          Abstain                        Against
       Auditors  report

3.     Approve the annual report for the past FY and             Mgmt          For                            For
       grant discharge to the Management and the Board
       of Directors

4.     Approve the allocation of profits according               Mgmt          For                            For
       to the approved accounts

5.     Elect the Members of the Board of Directors               Mgmt          Against                        Against

6.     Elect the Auditors                                        Mgmt          For                            For

7.A    Adopt the fee for the Board of Directors in               Mgmt          For                            For
       2006/2007 and in 2007/2008

7.B    Authorize the Board of Directors to allow the             Mgmt          For                            For
       Company to acquire its own shares, including
       A shares as well as B shares, of a maximum
       nominal value of 10% of the Company s share
       capital, provided that the price of the shares
       at the time of purchase does not deviate by
       more than 10% from the most recent listed price,
       cf. Section 48 of the Companies Act; aAuthority
       is valid until the next AGMa




--------------------------------------------------------------------------------------------------------------------------
 RYOHIN KEIKAKU CO.,LTD.                                                                     Agenda Number:  701233708
--------------------------------------------------------------------------------------------------------------------------
    Security:  J6571N105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  23-May-2007
        ISIN:  JP3976300008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend the Articles to: Allow Use of Electronic            Mgmt          For                            For
       Systems for Public Notifications

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          For                            For

5      Appoint Accounting Auditors                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SALZGITTER AG, SALZGITTER                                                                   Agenda Number:  701213124
--------------------------------------------------------------------------------------------------------------------------
    Security:  D80900109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  23-May-2007
        ISIN:  DE0006202005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS 02 MAY 2007, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU.

1.     Presentation of the financial statements and              Non-Voting
       annual report for the 2006 FY wit h the report
       of the Supervisory Board, the Group financial
       statements and Group annual report and the
       report of the Board of Managing Directors pursuant
       to Sections 289(4) and 315(4) of the German
       Commercial Code

2.     Resolution on the appropriation of the distributable      Mgmt          Against                        Against
       profit of EUR 126,500,000 as follows: payment
       of a dividend of EUR 1 and a bonus of EUR 1
       per no-par share EUR 63,200 shall be carried
       forward ex-dividend and payable date: 24 MAY
       2007

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Appointment of the Auditors for the 2007 FY:              Mgmt          For                            For
       PricewaterhouseCoopers AG, Hanover

6.     Elections to the Supervisory Board recommended            Mgmt          For                            For
       Mr. Hasan Cakir and Dr. Lothar Hageboelling

7.     Renewal of the authorization to acquire own               Mgmt          For                            For
       shares the Company shall be authorized to acquire
       own shares of up to EUR 16,161,527.33, at prices
       not deviating more than 10% from the market
       price of the shares, on or before 22 NOV 2008,
       the Board of Managing Directors shall be authorized
       to dispose of the shares in a manner other
       than the Stock Exchange or an offer to all
       shareholders if the shares are sold at a price
       not materially below their market price, to
       use the shares for acquisition purposes , as
       employee shares or for satisfying option or
       conversion rights, and to retire the shares

8.     Resolution on the revocation of the authorized            Mgmt          Against                        Against
       capital 2004, the creation of an authorized
       capital 2007, and the corresponding amendment
       to the Articles of Association, the Board of
       Managing Directors shall be authorized, with
       the consent of the Supervisory Board, to increase
       the Company's share capital by up to EUR 64,000,000
       through the issue of up to 25,034,624 new bearer
       no-par shares against payment in cash or kind,
       on or before 22 MAY 2012, shareholders shall
       be granted subscription rights except for the
       issue of up to 6,321,840 new shares against
       payment in cash if the new shares are issued
       at a price not materially be-low their market
       price, for a capital increase against payment
       in kind, for the granting of such rights to
       bondholders, for the issue of up to 3,160,920
       new shares to employees of the Company, and
       for residual amounts

9.     Resolution on the revocation of the authorization         Mgmt          Against                        Against
       of 26 MAY 2004 to issue bonds and to create
       a contingent capital 2004, the authorization
       to issue convertible and/or warrant bonds,
       the creation of a contingent capital 2007,
       and the corresponding amendment to the Articles
       of Association, the Board of Managing Directors
       shall be authorized, with the consent of the
       Supervisory Board, to issue registered and/or
       bearer bonds of up to EUR 1,000,000,000, having
       a term of up to 30 years and conferring convertible
       and/or option rights for new shares of the
       Company, on or before 22 MAY 2012, shareholders
       shall be granted subscription rights except
       for the issue of bonds conferring convertible
       and/or option rights for shares of the Company
       of up to 10% of its share capital if such bonds
       are issued at a price not materially below
       their theoretical market value, for residual
       amounts, and for the granting of such rights
       to other bondholders, the Company's share capital
       shall be increased accordingly by up to EUR
       48,484,581.99 through the is sue of up to 18,965,520
       new bearer no-par shares, insofar as convertible
       and/or opt ion rights are exercised

10.    Resolution on amendments to the Articles of               Mgmt          For                            For
       Association in accordance with the new transparency
       directive Implementation Law announcements
       of the Company are published in the electronic
       federal gazette and only once if a repeated
       publication is not required, the Company is
       authorized to transmit information to shareholders
       by electronic means




--------------------------------------------------------------------------------------------------------------------------
 SANKYO CO.,LTD.                                                                             Agenda Number:  701299364
--------------------------------------------------------------------------------------------------------------------------
    Security:  J67844100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-Jun-2007
        ISIN:  JP3326410002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Corporate Auditor                               Mgmt          For                            For

2.2    Appoint a Corporate Auditor                               Mgmt          For                            For

2.3    Appoint a Corporate Auditor                               Mgmt          For                            For

2.4    Appoint a Corporate Auditor                               Mgmt          For                            For

3      Appoint Accounting Auditors                               Mgmt          For                            For

4      Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 SBM OFFSHORE NV                                                                             Agenda Number:  701226830
--------------------------------------------------------------------------------------------------------------------------
    Security:  N7752F148                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  15-May-2007
        ISIN:  NL0000360618
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting

1.     Opening                                                   Non-Voting

2.A    Receive the report of the Managing Directors              Non-Voting
       on the FY 2006

2.B    Receive the report of the Supervisory Board               Non-Voting

2.C    Adopt the financial statements 2006                       Mgmt          No vote

3.A    Approve to distribute the profit that remains             Mgmt          No vote
       after transfers to reserves have been made
       in accordance with Paragraph 29.4 of the Articles
       of Association, in accordance with its usual
       practice, the Company to distribute 50% of
       the net income, equivalent to a dividend of
       USD 0.77 per ordinary share, the possibility
       for a shareholder to choose either a cash dividend
       or a stock dividend, with a small conversion
       premium for shareholders selecting this option,
       since the shares is quoted in Euros, the cash
       dividend will also be paid in Euros, as specified

3.B    Adaptation of Articles of Association for dividend        Non-Voting
       payment term

4.     Corporate Governance                                      Non-Voting

5.A    Grant discharge to the Managing Directors for             Mgmt          No vote
       their conduct of the business in 2006

5.B    Grant discharge to the Members of the Supervisory         Mgmt          No vote
       Board for their supervision in 2006

6.A    Re-appoint Mr. J.D.R.A. Bax as a Member of the            Mgmt          No vote
       Supervisory Board, untill the period of 2 years
       and unless he resigns earlier, his appointment
       period shall end on the day of the first AGM
       of shareholders that will be held 2 year after
       his appointment

6.B    Re-appoint Mr. H.C. Rothermund as a Member of             Mgmt          No vote
       the Supervisory Board, untill the period of
       4 years and unless he resigns earlier, his
       appointment period shall end on the day of
       the first AGM of shareholders that will be
       held 4 years after his appointment

7.     Re-appoint KPMG Accountants N.V as the External           Mgmt          No vote
       Auditor of the Company for the period of 1
       year as of 15 MAY 2007

8.     Authorize the Managing Directors in this respect          Mgmt          No vote
       up to a maximum of 10% of the fully paid ordinary
       shares, this authorization applies to the maximum
       period of 18 months as from today, provided
       that the price per share will not exceed 110%
       of the highest price on the stock exchange
       of Euronext Amsterdam on the trading day prior
       to the day on which the purchase is made and
       will not be less than EUR 0.01, for preferential
       shares the price will be equal to the nominal
       value

9.A    Approve to confer the authority on the Managing           Mgmt          No vote
       Directors for a period of 18 months as from
       today, and subject to the approval of the Supervisory
       Board to issue ordinary shares and to extend
       the right to acquire ordinary shares, up to
       10% of the total of outstanding ordinary shares
       at that time

9.B    Approve to confer the authority on the Managing           Mgmt          No vote
       Directors for a period of 18 months as from
       today, and subject to the approval of the Supervisory
       Board to restrict or withdraw preferential
       rights of the shareholders in respect of ordinary
       shares when new ordinary shares are issued

10.    Any other business                                        Non-Voting

11.    Closure                                                   Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 SCHMACK BIOGAS AG, SCHWANDORF                                                               Agenda Number:  701250564
--------------------------------------------------------------------------------------------------------------------------
    Security:  D67506101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-Jun-2007
        ISIN:  DE000SBGS111
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THESE SHARES MAY BE BLOCKED              Non-Voting
       DEPENDING ON SOME SUBCUSTODIANS' PROCESSING
       IN THE MARKET. PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

1.     Presentation of the financial statements and              Non-Voting
       the annual report for the 2006 FY with the
       report of the Supervisory Board, the group
       financial statements and Group annual report,
       and the report pursuant to Section 289(4) and
       315(4) of the German Commercial Code

2.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

3.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

4.     Appointment of Auditors for the 2007 FY: Roedl            Mgmt          For                            For
       + Partner GmbH, Nuremberg

5.     Authorization to acquire own shares, the Company          Mgmt          For                            For
       shall be authorized to acquire own shares of
       up to EUR 543,351, at prices deviating neither
       more than 5% from the market price of the shares
       are acquired through the stock exchange, not
       more than 20%; if they are acquired by way
       of a repurchase offer, on or before 22 DEC
       2008; the Company shall be authorized to use
       the shares within the scope of the Company's
       matching stock program and for mergers and
       acquisitions

6.     Amendment to the Articles of Association in               Mgmt          For                            For
       accordance with the new Transperency Directive
       Implementation law [TUG] the Company shall
       be authorized to transmit information to the
       shareholders by electronic means

7.     Resolution on an adjustment of the existing               Mgmt          Against                        Against
       authorized capital, and the corresponding amendment
       to the Articles of Association; the Board of
       Managing Directors shall be authorized to increase
       the share capital by up to EUR 2,716,757




--------------------------------------------------------------------------------------------------------------------------
 SCOTTISH & NEWCASTLE PLC                                                                    Agenda Number:  701183422
--------------------------------------------------------------------------------------------------------------------------
    Security:  G79269117                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Apr-2007
        ISIN:  GB0007839698
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and adopt the report of the Directors             Mgmt          For                            For
       and the accounts for the year to 31 DEC 2006

2.     Approve and adopt the Directors  remuneration             Mgmt          For                            For
       report

3.     Declare a dividend                                        Mgmt          For                            For

4.     Re-appoint Mr. I.P. McHoul as a Director                  Mgmt          For                            For

5.     Re-appoint Mr. E. J. V. Hartwell as a Director            Mgmt          For                            For

6.     Re-appoint Mr. I. G. McAllister as a Director             Mgmt          For                            For

7.     Re-appoint Mr. B. Wallace as a Director                   Mgmt          For                            For

8.     Re-appoint Mrs. B. Macaskill as a Director                Mgmt          For                            For

9.     Re-appoint Ernst and Young LLP as the Auditors            Mgmt          For                            For

10.    Authorize the Board to set the remuneration               Mgmt          For                            For
       of the Auditors

11.    Approve to increase the maximum aggregate remuneration    Mgmt          For                            For
       for all Non-Executive Directors

S.12   Authorize the Company to communicate with shareholders    Mgmt          For                            For
       by electronic means and amend the Articles
       of Association

13.    Approve to renew the Directors  allotment authority       Mgmt          For                            For

S.14   Authorize non-pre-emptive issues of ordinary              Mgmt          For                            For
       shares in limited circumstances

S.15   Approve to renew the authority for market purchases       Mgmt          For                            For
       of the Company s shares




--------------------------------------------------------------------------------------------------------------------------
 SERCO GROUP PLC                                                                             Agenda Number:  701207195
--------------------------------------------------------------------------------------------------------------------------
    Security:  G80400107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  04-May-2007
        ISIN:  GB0007973794
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the annul review and accounts and reports         Mgmt          For                            For
       of the Directors for the YE 31 DEC 2006

2.     Approve the remuneration report for the YE 31             Mgmt          For                            For
       DEC 2006

3.     Declare a final dividend of 2.55 pence per ordinary       Mgmt          For                            For
       shares

4.     Re-elect Mr. Christopher Hyman as a Director              Mgmt          For                            For

5.     Re-elect Mr. Andrew Jenner as a Director                  Mgmt          For                            For

6.     Re-elect Dr. DeAnne Julius as a Director                  Mgmt          For                            For

7.     Re-appoint Deloitte & Touche LLP as Auditors              Mgmt          For                            For
       of Serco and authorize the Directors to fix
       their remuneration

S.8    Authorize the Company to make market purchases            Mgmt          For                            For
       of the Company s 47,707,258 ordinary shares
       of 2p within the meaning of Section 163 of
       the Company s Act 1985 and in accordance with
       Article 1 of the Company s Articles of Association

S.9    Authorize the Directors to allot relevant securities      Mgmt          For                            For
       up to a maximum nominal amount of GBP 3,148,679
       subject to and in accordance with Article 6
       of the Company s Articles of Association

S.10   Approve disapplication of pre-emption rights              Mgmt          For                            For
       upto aggregate nominal amount of GBP 477,073,
       rights in accordance with Article 7 of the
       Company s Articles of Association and Section
       95a1a of the Companies Act 1985

s.11   Authorize the Directors to adopt the amendments           Mgmt          For                            For
       to the Serco Group 2006 Long Term Incentive
       Plan

s.12   Approve electronic and website communications             Mgmt          For                            For
       and amendments to Articles of Association




--------------------------------------------------------------------------------------------------------------------------
 SGS SA, GENEVE                                                                              Agenda Number:  701147969
--------------------------------------------------------------------------------------------------------------------------
    Security:  H7484G106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  19-Mar-2007
        ISIN:  CH0002497458
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET. PLEASE CONTACT YOUR ADP CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       PLEASE NOTE THAT THIS IS THE PART II OF THE               Non-Voting
       MEETING NOTICE SENT UNDER MEETING 363824, INCLUDING
       THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
       YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
       AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
       DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
       THAT ARE SUBMITTED AFTER THE ADP CUTOFF DATE
       WILL BE PROCESSED ON A BEST EFFORT BASIS. THANK
       YOU.

1.A    Approve the annual report, annual financial               Mgmt          No vote
       statements 2006 of SGS SA reports of the Auditor

1.B    Approve the consolidated financial statements             Mgmt          No vote
       2006 of SGS SA reports of the Group Auditor

2.     Grant discharge to the Board of Directors                 Mgmt          No vote

3.     Approve the appropriation of the result of the            Mgmt          No vote
       balance of SGS SA

4.     Elect the Auditor and the Group Auditor                   Mgmt          No vote

5.     Amend Article 5BIS aconditional capitala of               Mgmt          No vote
       the Articles of Incorporation

6.     Amend Article 5TER aauthorized capitala of the            Mgmt          No vote
       Articles of Incorporation




--------------------------------------------------------------------------------------------------------------------------
 SHINKO PLANTECH CO LTD, YOKOHAMA                                                            Agenda Number:  701284969
--------------------------------------------------------------------------------------------------------------------------
    Security:  J73456105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-Jun-2007
        ISIN:  JP3331600001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4      Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Directors and Corporate         Auditors




--------------------------------------------------------------------------------------------------------------------------
 SIG PLC                                                                                     Agenda Number:  701213465
--------------------------------------------------------------------------------------------------------------------------
    Security:  G80797106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  16-May-2007
        ISIN:  GB0008025412
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the financial statements for            Mgmt          For                            For
       the YE 31 DEC 2006 together with the reports
       of the Directors and the Auditors thereon

2.     Approve the Directors  remuneration report for            Mgmt          For                            For
       the YE 31 DEC 2006

3.     Declare a final dividend for the YE 31 DEC 2006           Mgmt          For                            For
       of 14.3p per ordinary share on the ordinary
       shares in the Company

4.     Elect Mr. Chris J. Davies as a Director                   Mgmt          For                            For

5.     Re-elect Mr. Michael J.C. Borlenghi as a Director,        Mgmt          For                            For
       who retires by rotation

6.     Re-elect Mr. M. John Chivers as a Director,               Mgmt          For                            For
       who retires by rotation

7.     Re-elect Mr. David Williams as a Director, who            Mgmt          For                            For
       retires by rotation

8.     Re-appoint Deloitte & Touche LLP as the Auditors          Mgmt          For                            For
       to the Company, until the conclusion of the
       next general meeting at which financial statements
       are laid before the Company and authorize the
       Directors to fix their remuneration

9.     Authorize the Directors, in accordance with               Mgmt          For                            For
       Section 80 of the Company Act 1985, in substitution
       for any existing authority, to allot relevant
       securities aSection 80(2) of that Acta up to
       an aggregate nominal amount of GBP 4,104,005
       abeing approximately one third of the current
       issued share capitala; aAuthority expires at
       earlier of the conclusion of the 2008 AGM of
       the Company or 15 monthsa; and the Directors
       may allot relevant securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

S.10   Authorize the Directors, in substitution for              Mgmt          For                            For
       any existing authority, pursuant to Section
       95 of the Companies Act 1985, a Section 95
       of that Acta to allot equity securities aSection
       94 of that Acta for cash pursuant to the general
       authority conferred by Resolution 9 and sell
       as treasury shares aSection 162A of that Acta
       for cash, disapplying the statutory pre-emption
       rights aSection 89(1) of that Acta, provided
       that this power is limited to the allotment
       of equity securities: a) in connection with
       a rights issue in favor of ordinary shareholders;
       and b) up to an aggregate nominal amount of
       GBP 615,601; aAuthority expires at earlier
       of the conclusion of the 2008 AGM of the Company
       or 15 monthsa; and the Directors may allot
       equity securities after the expiry of this
       authority in pursuance of such an offer or
       agreement made prior to such expiry

S.11   Authorize the Company, pursuant to and in accordance      Mgmt          For                            For
       with Section 166 of the Companies Act 1985,
       to make market purchases aSection 163(3) of
       that Acta of up to 12,312,000 ordinary shares
       a10% of the current issued share capital of
       the Companya of 10p each in the capital of
       the Company, at a minimum price of 10p aexclusive
       of expensesa and not more than 5% above the
       average middle market quotation for such shares
       derived from the London Stock Exchange Daily
       Official List, for the 5 business days preceding
       the date of purchase; aAuthority expires at
       earlier of the conclusion of the 2008 AGM of
       the Company or 30 JUL 2008a; the Company, before
       the expiry, may make a contract to purchase
       ordinary shares which will or may be executed
       wholly or partly after such expiry

12.    Authorize the Directors: to establish the SIG             Mgmt          For                            For
       2007 Sharesave Scheme athe Sharesave Schemea,
       as specified; to do all such acts and things
       as may be necessary or expedient to give effect
       to the Sharesave Scheme including amending
       the rules of the Sharesave Scheme is such manner
       as may be necessary to ensure that the Sharesave
       Scheme is approved by the Her Majesty s Revenue
       and Customs; and to exercise the powers of
       the Company to establish other schemes for
       employees resident or working outside the United
       Kingdom, based on the Sharesave Scheme but
       modified to take account of local tax, exchange
       control and securities laws, provided that
       any shares issued, or which might be issued
       under such other share schemes, are treated
       as counting against any limits on the issue
       of new shares under the Sharesave Scheme

s.13   Approve and adopt, the new Article of Association         Mgmt          For                            For
       of the Company in the form produced to the
       meeting and initialed by the Chairman for the
       purpose of identification as the new Article
       of Association of the Company in place of and
       to the exclusion of the existing Article of
       Association of the Company




--------------------------------------------------------------------------------------------------------------------------
 SINO GOLD MINING LTD                                                                        Agenda Number:  701119895
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q8505T101                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  17-Jan-2007
        ISIN:  AU000000SGX4
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve to change the name of the Company from            Mgmt          For                            For
       Sino Gold Limited to Sino Gold Mining Limited

2.     Approve that the Directors have agreed to issue           Mgmt          For                            For
       and allot 6,500,000 fully paid ordinary shares
       to Gold Fields Australasia (BVI) Ltd or to
       an entity associated with Gold Fields Australasia
       (BVI) Ltd at an issue price of AUD 5.58 per
       share; accordingly: a) approve to confirm,
       if completion of the issue of securities referred
       to in this resolution has not occurred at the
       time of the EGM, then for the purpose of Listing
       Rule 7.1 of the Australian Stock Exchange Limited
       and for all other purposes, the decision of
       the Directors to issue and allot the securities
       referred to in this resolution; or b) ratify,
       if completion of the issue of securities referred
       to in this resolution occurs before the EGM,
       then for the purpose of Listing Rule 7.4 of
       the Australian Stock Exchange Limited and for
       all other purposes, the decision of the Directors
       to issue and allot the securities referred
       to in this resolution




--------------------------------------------------------------------------------------------------------------------------
 SINO GOLD MINING LTD                                                                        Agenda Number:  701232655
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q8505T101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  30-May-2007
        ISIN:  AU000000SGX4
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Receive and approve the financial statements              Non-Voting
       of the Company for the YE 31 DEC 2006, consisting
       of the annual financial report, the Directors
       report and the Auditors  report

1.     Adopt the remuneration report of the Company              Mgmt          For                            For
       for the YE 31 DEC 2006

2.     Re-elect Mr. Brian Davidson as a Director of              Mgmt          For                            For
       the Company pursuant to Article 5.1 of the
       Company  s Constitutions

3.     Re-elect Mr. Zhong Jianguo as a Director of               Mgmt          For                            For
       the Company pursuant to Article 5.1 of the
       Company  s Constitutions

4.     Appoint Mr. Peter Housden as a Director of the            Mgmt          For                            For
       Company since the previous AGM pursuant to
       Article 8.1 of the Company  s Constitutions
       be confirmed

5.     Approve, for the purpose of Listing Rule 7.4              Mgmt          For                            For
       of Australian Stock Exchange Limited, the issue
       and allotment of 18,999,912 fully paid ordinary
       shares in the Company at a price of AUD 7.00
       aHKD 42.50a per share pursuant to the offering
       of shares made in conjunction with the listing
       of the Company s shares on the Stock Exchange
       of Hong Kong Limited

6.     Authorize the Directors of the Company, pursuant          Mgmt          Against                        Against
       to and in accordance with Section 208 of the
       Corporations Act 2001 aCtha Listing Rule 10.14
       of Australian Stock Exchange Limited, and for
       all other purposes, to Grant to Mr. Jake Klein
       after 16 SEP 2007 options to subscribe for
       750,000 fully paid ordinary shares in the capital
       of the Company at an exercise price of AUD
       6.50 per share exercisable on or before 31
       DEC 2011 on the terms as specified and otherwise
       in accordance with the Sino Gold Mining Limited
       aACN 093 518 579a Executive and Employee Option
       Plan

7.     Authorize the Directors of the Company, pursuant          Mgmt          Against                        Against
       to and in accordance with Section 208 of the
       Corporations Act 2001 aCtha Listing Rule 10.14
       of Australian Stock Exchange Limited, and for
       all other purposes, to Grant to Mr. Xu Hanjing
       after 16 SEP 2007 options to subscribe for
       500,000 fully paid ordinary shares in the Capital
       of the Company at an exercise price of AUD
       6.50 per share exercisable on or before 31
       DEC 2011 on the terms as specified and otherwise
       in accordance with the Sino Gold Mining Limited
       aACN 093 518 579a Executive and Employee Option
       Plan

8.     Authorize the Directors of the Company, pursuant          Mgmt          Against                        Against
       to and in accordance with Section 208 of the
       Corporations Act 2001 aCtha Listing Rule 10.14
       of Australian Stock Exchange Limited, and for
       all other purposes, to Grant to Mr. Peter Housden
       after 16 SEP 2007 options to subscribe for
       120,000 fully paid ordinary shares in the capital
       of the Company an exercise price of AUD 6.50
       per share exercisable on or before 31 DEC 2011
       on the terms specified and otherwise in accordance
       with the Sino Gold Mining Limited aACN 093
       518 579a Executive and Employee Option Plan

9.     Authorize the Directors of the Company, during            Mgmt          For                            For
       the relevant period, pursuant to Rule 13.26(2)(b)
       of the Rules Governing the Listing of the Securities
       of The Stock Exchange of Hong Kong Limited
       aListing Rulesa, to allot, issue and deal with
       unissued shares aeach, a Sharea in the capital
       of the Company and make or grant offers, agreements
       and options, including warrants to subscribe
       for shares, which might require the exercise
       of such powers after the expiry of the relevant
       period; otherwise than pursuant to i) a rights
       issue; or ii) the exercise of any options granted
       under all share option schemes of the Company
       adopted from time to time in accordance with
       the Listing Rules; or iii) any scrip dividend
       or similar arrangement providing for the allotment
       and issue of shares in lieu of the whole or
       part of a dividend on shares in accordance
       with the Articles of Association of the Company
       in force from time to time; or iv)any issue
       of shares upon the exercise of rights of subscription
       or conversion under the terms of any warrants
       of the Company or any securities which are
       convertible into shares shall not exceed 15%
       of the aggregate nominal amount of the share
       capital of the Company in issue at on the date
       of passing this resolution and the said approval
       shall be limited accordingly; and this resolution
       subject to the Chapter 7 of the Listing Rules
       of Australian Stock Exchange limited, and does
       not constitute an approval of an issue of securities
       for the purpose of Listing Rule 7.1 of Australian
       Stock Exchange Limited; aAuthority expires
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM of the Company is
       required by the Articles of Association of
       the Company or any applicable Law of New South
       Wales to be helda




--------------------------------------------------------------------------------------------------------------------------
 SOCO INTERNATIONAL PLC                                                                      Agenda Number:  701224432
--------------------------------------------------------------------------------------------------------------------------
    Security:  G8248C101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  14-Jun-2007
        ISIN:  GB0000394469
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Director s report and               Mgmt          For                            For
       the accounts for the YE 31 DEC 2006

2.     Approve the Director s remuneration report included       Mgmt          For                            For
       in the annual report and the accounts for the
       YE 31 DEC 2006

3.     Re-appoint Mr. Rui C de Sousa as a Director               Mgmt          For                            For

4.     Re-appoint Mr. Peter E. Kingston as a Director            Mgmt          For                            For

5.     Re-appoint Mr. Roger D. Cagle as a Director               Mgmt          For                            For

6.     Re-appoint Mr. John C. Norton as a Director               Mgmt          For                            For

7.     Re-appoint Mr. John C. Snyder as a Director               Mgmt          For                            For

8.     Re-appoint Deloitte & Touche LLP as the Auditor           Mgmt          For                            For
       and authorize the Directors to fix their remuneration

9.     Authorize the Directors, in substitution for              Mgmt          For                            For
       the existing authority, under Section 80 of
       the Companies Act 1985, to allot relevant securities
       aSection 80 of the Companies Act 1985a up to
       an aggregate nominal amount of GBP 4,849,974;
       aAuthority expires on 13 JUN 2012a; and the
       Board may allot relevant securities after the
       expiry of this authority in pursuance of such
       an offer or agreement made prior to such expiry

S.10   Authorize the Directors, subject to the passing           Mgmt          For                            For
       of Resolution 9, to allot equity securities
       aSection 94(2) of the Companies Act 1985a for
       cash and to sell treasury shares for cash aSection
       162(D) of the Companies Act 1985a, disapplying
       the statutory pre-emption rights aSection 89(1)a
       of the Companies Act, 1985, provided that this
       power is limited to the allotment of equity
       securities: i) in connection with a rights
       issue in favor of ordinary shareholders; and
       ii) up to an aggregate nominal value not exceeding
       GBP 727,496; aAuthority expires on 13 JUN 2012a;
       and the Directors may allot equity securities
       and sell treasury shares for cash after the
       expiry of this authority in pursuance of such
       an offer or agreement made prior to such expiry

S.11   Authorize the Company, for the purpose of Section         Mgmt          For                            For
       166 of the Companies Act 1985, to make 1 or
       more market purchases aSection 163 of the Companies
       Act 1985a of ordinary shares of GBP 0.20 each
       in the capital of the Company aOrdinary Sharesa
       with effect from the conclusion of this meeting
       provided that; of up to 7,274,000 ordinary
       shares, at a minimum price of GBP 0.20 aexclusive
       of all expensesa and maximum price ainclusive
       of expensesa which may be paid for each such
       ordinary shares is equal to 105% of the average
       middle market quotations for such shares derived
       from the London Stock Exchange Daily Official
       List, over the previous 5 business days; aAuthority
       shall expire at the earlier conclusion of the
       next AGM of the Company or 13 DEC 2008a

S.12   Authorize the Company to send or supply documents         Mgmt          For                            For
       or information to Members by making them available
       on a website for the purposes of paragraph
       10(2) of Schedule 5 to the Companies Act 2006
       and otherwise; use electronic means awithin
       the meaning of the Disclosure Rules and Transparency
       Rules sourcebook published by the financial
       services authoritya to convey information to
       Members




--------------------------------------------------------------------------------------------------------------------------
 SONAE INDUSTRIA SGPS SA                                                                     Agenda Number:  701222363
--------------------------------------------------------------------------------------------------------------------------
    Security:  X8308P100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  31-May-2007
        ISIN:  PTS3P0AE0009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Elect the Chairman and secretary of the Board             Mgmt          No vote
       of the general meeting

2.     Approve to discuss and decide on the Company              Mgmt          No vote
       s individual annual report and accounts and
       the consolidated annual report and accounts,
       concerning the FY 2006

3.     Approve the appropriation of the 2006 profit              Mgmt          No vote

4.     Approve to assess the Management and Supervision          Mgmt          No vote
       of the Company

5.     Approve to discuss and decide on the following            Mgmt          No vote
       changes to the Articles of Association, including
       changes to the Governance System in order to
       comply with changes to the Companies Code:
       a) changes to the wording of: Article 4 No.
       1 and 2 of Article 6 No. 2 of Article 7 No.
       4 of Article 8 No. 1, 2 and 3 of Article 9
       No. 1 and 3 of Article 10 Paragraph c), No.
       1 of Article 13 ato be renumbered Article 12a
       No. 1, 3 and 5 of Article 15 ato be renumbered
       Article 14a of Article 18 ato be renumbered
       Article 17a of Article 19 No. 2 of Article
       20 ato be renumbered Article 21a No. 1 of Article
       21 ato be renumbered Article 22a No. 1 of Article
       22 ato be renumbered Article 23a of Article
       24 ato be renumbered Article 27a Paragraph
       b) of Article 25 ato be renumbered Article
       28a and of Article 30 ato be renumbered Article
       33a b) Renumber: No. 4 and 5 of Article 6,
       which will be renumbered a No. 3 and 4 of the
       same Article, respectively of Articles 12,
       13, 14, 15, 16, 17 and 18, which will be renumbered
       as Articles 11, 12, 13, 14, 15, 16 and 17,
       respectively No. 2 of Article 16 ato b renumbered
       Article 15a, which will be renumbered as No.
       3 of Articles 20, 21, 22, 23, 24, 25, 26, 27,
       28, 29, 30, 31, 32 and 33, which will be renumbered
       as Articles 21, 22, 23, 26, 27, 28, 29, 30,
       31, 32, 33, 34, 35 and 36, respectively c)
       Add: a No.5 to Article 10 a new No. 2 to Article
       16 ato be renumbered Article 15a a new Article
       18 and 20 to Chapter three a new Article 24
       acorresponding to changes to the previous No.
       3 and No. 10 of Article 22a and a new Article
       25 d) Eliminate: No. 3 and 6 of Article 6 Article
       11 No. 3 to 10 of Article 22 ato be renumbered
       Article 23a and No. 2 of Article 24 ato be
       renumbered Article 27a

6.     Elect the Members of the Company s Fiscal Board           Mgmt          No vote

7.     Elect the Company s Statutory Auditor                     Mgmt          No vote

8.     Approve to changing the number of Members appointed       Mgmt          No vote
       to the Board of Directors

9.     Elect the Members for any vacancies occurred              Mgmt          No vote
       or that may occur until the date of the general
       meeting in the Statutory bodies and Remuneration
       Committee

10.    Approve the remuneration policy to be implemented         Mgmt          No vote
       by the Remuneration Committee

11.    Approve the acquisition and sale of own shares            Mgmt          No vote
       according the legal terms

12.    Approve the acquisition and sale of own bonds             Mgmt          No vote
       according the legal terms

13.    Approve the acquisition and/or holding of shares          Mgmt          No vote
       representative of this Company share capital,
       by affiliated Companies, according to Article
       325-B of the Companies Code




--------------------------------------------------------------------------------------------------------------------------
 SONAE SGPS SA, MAIA                                                                         Agenda Number:  701183395
--------------------------------------------------------------------------------------------------------------------------
    Security:  X82198106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  03-May-2007
        ISIN:  PTSON0AE0001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Elect the Chairman and the Secretary of the               Mgmt          No vote
       General Meeting of Shareholders for the period
       2007 to 2010

2.     Approve the annual report, accounts and the               Mgmt          No vote
       consolidated report and accounts for 2006

3.     Approve the proposal for the appropriation of             Mgmt          No vote
       the 2006 net profit

4.     Approve to assess the management and audit of             Mgmt          No vote
       the Company

5.     Approve the changes in the Articles of Association        Mgmt          No vote
       including changes to the governance system
       as specified

6.     Elect the members of the Board of Directors               Mgmt          No vote
       of the Fiscal Board and the Remuneration Committee
       for the period 2007 to 2010

7.     Elect the members of the Statutory Auditor for            Mgmt          No vote
       the period 2007 to 2010

8.     Approve the resolution on the purchase and sale           Mgmt          No vote
       of own shares up to the limit permitted by
       law

9.     Approve the resolution on the purchase and sale           Mgmt          No vote
       of bonds issued by the Company up to the limit
       permitted by law

10.    Approve the resolution on the purchase and or             Mgmt          No vote
       holding of own shares by affiliated Companies,
       under the terms of Article 325-B of the Company
       law

11.    Authorize the granting of own shares to employees         Mgmt          No vote
       of the Company or affiliated Companies

12.    Approve the Remuneration Policy to be implemented         Mgmt          No vote
       by the Remuneration Committee

       PLEASE NOTE THAT FOR EVERY 1000 SHARES HAVE               Non-Voting
       1 VOTING RIGHT. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 SPICE PLC                                                                                   Agenda Number:  701047020
--------------------------------------------------------------------------------------------------------------------------
    Security:  G834BB108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  06-Sep-2006
        ISIN:  GB00B01YR877
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the financial statements of             Mgmt          For                            For
       the Company for the YE 30 APR 2006, together
       with the reports of the Directors and of the
       Auditors thereon

2.     Declare a final dividend for the YE 30 APR 2006           Mgmt          For                            For
       of 1.9 pence per ordinary share, to be paid
       on 19 SEP 2006 to members whose names appear
       on the register of Members at the close of
       business on 08 SEP 2006

3.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors to the Company, to hold office until
       the conclusion of the next general meeting
       at which the financial statements are laid
       before the Company and authorize the Directors
       to determine their remuneration

4.     Re-elect Mr. Carl Chambers as a Director, who             Mgmt          For                            For
       retires by rotation, in accordance with the
       Articles 111 and 112 of the Company s Articles
       of Association

5.     Re-elect Sir. Rodney Walker as a Director, who            Mgmt          Abstain                        Against
       retires by rotation, in accordance with the
       Articles 111 and 112 of the Company s Articles
       of Association

6.     Approve to increase the authorized share capital          Mgmt          For                            For
       of the Company from GBP 6,000,000 to GBP 8,000,000
       by creation of 20,000,000 additional ordinary
       shares of 10 pence each ranking pari passu
       with the existing ordinary share capital of
       the Company

7.     Authorize the Directors, in substitution for              Mgmt          For                            For
       any existing authority, subject to the passing
       of Resolution 6, in accordance with Article
       16 of the Articles of Association of the Company,
       in accordance with Section 80 of the Companies
       Act 1985 to allot relevant securities  Section
       80 of the Companies Act 1985  up to an aggregate
       nominal amount of GBP 1,648,888.16;  Authority
       expires at the conclusion of the AGM of the
       Company to be held in 2007 or 31 OCT 2007 ;
       and the Directors may allot relevant securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry

S.8    Authorize the Directors, subject to the passing           Mgmt          For                            For
       of Resolution 7, in accordance with Article
       17 of the Articles of Association of the Company
       and pursuant to Section 95 of the Companies
       Act 1985, to allot equity securities  Section
       94(2) of the Companies Act  for cash pursuant
       to the authority conferred by Resolution 7,
       disapplying the statutory pre-emption rights
       Section 89(1)of the Act of the Companies Act
       1985 , provided that this power is limited
       to the allotment of equity securities: a) in
       connection with a rights issue, open offer
       or other pre-emptive offers in favor of ordinary
       shareholders; and b) up to an aggregate nominal
       amount of GBP 247,332.22;  Authority expires
       at the conclusion of the AGM of the Company
       to be held in 2007 or 31 OCT 2007 ; and, authorize
       the Directors to allot equity securities after
       the expiry of this authority in pursuance of
       such an offer or agreement made prior to such
       expiry

S.9    Approve to change the name of the Company to              Mgmt          For                            For
       Spice Plc

10.    Authorize the Company, the terms of contract              Mgmt          For                            For
       for the purchase by the Company of the property
       known as Wellfield House, Victoria Road, Morley,
       Leeds LS27  title number WYK 907  for the sum
       of GBP 1,650,000 from Tree Tots Limited  registered
       number 03788937 , being a Company connected
       with William Simon Rigby a Director of the
       Company, to enter into such contract for the
       purpose of Section 320 of the Companies Act
       1985




--------------------------------------------------------------------------------------------------------------------------
 SPICE PLC                                                                                   Agenda Number:  701144610
--------------------------------------------------------------------------------------------------------------------------
    Security:  G834BB108                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  13-Mar-2007
        ISIN:  GB00B01YR877
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Authorize the Directors, conditional only upon            Mgmt          For                            For
       admission aas specifieda, pursuant to Section
       95 of the Companies Act 1985 aas amendeda athe
       Acta, to allot equity securities aSection 94(2)
       of the Acta for cash pursuant to the powers
       granted to the Directors by this Resolution,
       disapplying the statutory pre-emption rights
       aSection 89(1)a to any such allotment; a) up
       to an aggregate nominal amount of GBP 400,000
       in accordance with the terms of the Placing
       Agreement; b) in connection with or pursuant
       to an offer by way of rights, open offer or
       other pre-emptive offers to the holders of
       shares in the Company; and c) up to an aggregate
       nominal amount of GBP 267,334 and the powers
       conferred by this resolution shall revoke and
       be substituted for any existing powers in this
       regard; aAuthority expires the earlier of the
       conclusion of the AGM of the Company in 2007
       or on 31 OCT 2007a; and the Directors may make
       allotments during the relevant period which
       may be exercised after the relevant period




--------------------------------------------------------------------------------------------------------------------------
 ST.GALLER KANTONALBANK, ST.GALLEN                                                           Agenda Number:  701165551
--------------------------------------------------------------------------------------------------------------------------
    Security:  H82646102                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  25-Apr-2007
        ISIN:  CH0011484067
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       PLEASE NOTE THAT THIS IS THE PART II OF THE               Non-Voting
       MEETING NOTICE SENT UNDER MEETING 366632, INCLUDING
       THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
       YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
       AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
       DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
       THAT ARE SUBMITTED AFTER THE CUTOFF DATE WILL
       BE PROCESSED ON A BEST EFFORT BASIS. THANK
       YOU.

1.     Receive the annual report, annual financial               Mgmt          No vote
       statements and consolidated financial statements
       for the business year of 2006

2.     Acknowledge the reports of the Auditors and               Mgmt          No vote
       the Group Auditors

3.     Approve the annual report and the consolidated            Mgmt          No vote
       financial statements

4.     Approve the annual financial statements                   Mgmt          No vote

5.     Grant discharge from liability of the Members             Mgmt          No vote
       of the Board of Directors

6.1    Approve the appropriation of the balance sheet            Mgmt          No vote
       profit

6.2    Approve the capital decrease and par value repayment      Mgmt          No vote

6.3    Amend the Article 3 Paragraph 1 of the Articles           Mgmt          No vote
       of Incorporation

6.4    Approve the realization of cover of outstanding           Mgmt          No vote
       loans

7.     Amend the Articles of Incorporation to demand             Mgmt          No vote
       an item in the agenda

8.1    Elect Mr. Hans-Juerg Bernet of the Board of               Mgmt          No vote
       Directors

8.2    Elect the Auditor                                         Mgmt          No vote

8.3    Elect the Group Auditor                                   Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 STADA-ARZNEIMITTEL AG, BAD VILBEL                                                           Agenda Number:  701244181
--------------------------------------------------------------------------------------------------------------------------
    Security:  D76226113                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  20-Jun-2007
        ISIN:  DE0007251803
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THESE SHARES MAY BE BLOCKED              Non-Voting
       DEPENDING ON SOME SUBCUSTODIANS' PROCESSING
       IN THE MARKET. PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

1.     Submission of the adopted annual financial statements     Non-Voting
       and the consolidated annual financial statements
       as at 31 December 2006, together with the management
       report and the management report of the Group,
       the Supervisory Board report for the financial
       year 2006 as well as the explanatory report
       of the Executive Board regarding the information
       pursuant to Paragraphs 289 para. 4, 315 para.
       4 of the German Commercial Code

2.     Resolution on the appropriation of the annual             Mgmt          For                            For
       balance sheet profits

3.     Resolution formally granting discharge (Entlastung)       Mgmt          For                            For
       to the members of the Executive Board for the
       2006 financial year

4.     Resolution formally granting discharge (Entlastung)       Mgmt          For                            For
       to the members of the Supervisory Board for
       the 2006 financial year

5.     Appointment of the auditor for the 2007 financial         Mgmt          For                            For
       year

6.     Cancellation of the existing authorisation to             Mgmt          For                            For
       acquire own shares; new resolution on the authorisation
       to acquire and dispose of own shares

7.     The passing of resolutions on the cancellation            Mgmt          Against                        Against
       of the existing authorised capital and the
       creation of a newly authorised capital as well
       as the corresponding amendments to the articles
       of association

8.     Authorisation to issue bonds with warrants and/or         Mgmt          Against                        Against
       convertible bonds and at the same time creation
       of Conditional Capital 2007/II, renaming of
       the hitherto existing Conditional Capital and
       corresponding amendments to the articles of
       association

       The English version of this agenda has been               Non-Voting
       corrected to reflect the official translation
       provided by STADA Arzneimittel AG




--------------------------------------------------------------------------------------------------------------------------
 STOLT NIELSEN S A                                                                           Agenda Number:  701266024
--------------------------------------------------------------------------------------------------------------------------
    Security:  L88742108                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  14-Jun-2007
        ISIN:  LU0081746793
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the annual meeting date                           Mgmt          No vote

2.     Approve the financial statements                          Mgmt          No vote

3.     Approve to determine the dividends                        Mgmt          No vote

4.     Grant discharge the Directors and Statutory               Mgmt          No vote
       Auditors

5.     Approve the cancellation of issued shares held            Mgmt          No vote
       in treasury

6.     Approve the reduction of authorized capital/suppression   Mgmt          No vote
       of shareholders pre-emptive rights

7.     Approve the authorization of share repurchases            Mgmt          No vote

8.A    Elect Mr. Jacob Stolt-Nielsen as a Director               Mgmt          No vote

8.B    Elect Mr. Niels G. Stolt-Nielsen as a Director            Mgmt          No vote

8.C    Elect Mr. Roelof Hendriks as a Director                   Mgmt          No vote

8.D    Elect Mr. James B. Hurlock as a Director                  Mgmt          No vote

8.E    Elect Mr. Haakon Larsson as a Director                    Mgmt          No vote

8.F    Elect Mr. Christer Olsson as a Director                   Mgmt          No vote

8.G    Elect Mr. Jacob B. Stolt-Nielsen as a Director            Mgmt          No vote

8.H    Elect Mr. Christopher J. Wright as a Director             Mgmt          No vote

9.     Elect the Chairman of the Board of Directors              Mgmt          No vote

10.    Elect the Independent Auditors and Statutory              Mgmt          No vote
       Auditors




--------------------------------------------------------------------------------------------------------------------------
 STOLT OFFSHORE S.A.                                                                         Agenda Number:  932484746
--------------------------------------------------------------------------------------------------------------------------
    Security:  861567105                                                             Meeting Type:  Annual
      Ticker:                                                                        Meeting Date:  01-Aug-2006
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     APPROVAL OF ANNUAL MEETING DATE                           Mgmt          For                            For

02     APPROVAL OF CONSOLIDATED FINANCIAL STATEMENT              Mgmt          For                            For

03     APPROVAL OF UNCONSOLIDATED BALANCE SHEET AND              Mgmt          For                            For
       STATEMENT OF PROFIT AND LOSS OF THE COMPANY

04     APPROVAL OF THE CONSOLIDATED BALANCE SHEET AND            Mgmt          For                            For
       STATEMENTS OF OPERATIONS OF THE COMPANY

05     DISCHARGE OF THE BOARD OF DIRECTORS AND STATUTORY         Mgmt          For                            For
       AUDITORS OF THE COMPANY

06     APPROVAL OF AUTHORIZATION OF SHARE REPURCHASES            Mgmt          For                            For

07     DIRECTOR
       MARK WOOLVERIDGE                                          Mgmt          For                            For
       JAMES B. HURLOCK                                          Mgmt          For                            For
       TROND O. WESTLIE                                          Mgmt          For                            For
       J. FRITHJOF SKOUVEROE                                     Mgmt          For                            For
       GEORGE H. DOREMUS                                         Mgmt          For                            For
       TOM EHRET                                                 Mgmt          For                            For

08     ELECTION OF STATUTORY AUDITORS AND THE INDEPENDENT        Mgmt          For                            For
       AUDITORS

09     APPROVAL OF THE CHANGES TO THE COMPANY S ARTICLES         Mgmt          Against                        Against
       OF INCORPORATION (DETAILED SCHEDULE OF PROPOSED
       CHANGES ENCLOSED IN BOOKLET)




--------------------------------------------------------------------------------------------------------------------------
 SUMCO CORPORATION                                                                           Agenda Number:  701205951
--------------------------------------------------------------------------------------------------------------------------
    Security:  J76896109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Apr-2007
        ISIN:  JP3322930003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Adopt Reduction of Liability           Mgmt          For                            For
       System for All Directors and All Auditors,
       Allow Disclosure of Shareholder Meeting Materials
       on the Internet, Allow Use of Electronic Systems
       for Public Notifications, Approve Minor Revisions
       Related to the New Commercial Code

3      Appoint a Director                                        Mgmt          For                            For

4      Approve Payment of Bonuses to Directors                   Mgmt          For                            For

5      Amend the Compensation to be Received by Directors        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SUMIKIN BUSSAN CORPORATION                                                                  Agenda Number:  701277344
--------------------------------------------------------------------------------------------------------------------------
    Security:  J76928100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  21-Jun-2007
        ISIN:  JP3400100008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

3      Appoint a Corporate Auditor                               Mgmt          Against                        Against

4      Approve Payment of Bonuses to Directors                   Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SUMITOMO REALTY & DEVELOPMENT CO LTD                                                        Agenda Number:  701273459
--------------------------------------------------------------------------------------------------------------------------
    Security:  J77841112                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-Jun-2007
        ISIN:  JP3409000001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Retained Earnings                Mgmt          For                            For

2      Amend the Articles of Incorporation                       Mgmt          Against                        Against

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          For                            For

5      Approve Policy regarding Large-scale Purchases            Mgmt          Against                        Against
       of Company Shares




--------------------------------------------------------------------------------------------------------------------------
 SURUGA BANK LTD.                                                                            Agenda Number:  701290645
--------------------------------------------------------------------------------------------------------------------------
    Security:  J78400108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2007
        ISIN:  JP3411000007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          For                            For

1.9    Appoint a Director                                        Mgmt          For                            For

1.10   Appoint a Director                                        Mgmt          For                            For

2      Appoint a Corporate Auditor                               Mgmt          For                            For

3      Allow Board to Authorize Use of Stock Options             Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SYNGENTA AG, BASEL                                                                          Agenda Number:  701187886
--------------------------------------------------------------------------------------------------------------------------
    Security:  H84140112                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  02-May-2007
        ISIN:  CH0011037469
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       PLEASE NOTE THAT THIS IS THE PART II OF THE               Non-Voting
       MEETING NOTICE SENT UNDER MEETING 373632, INCLUDING
       THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
       YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
       AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
       DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
       THAT ARE SUBMITTED AFTER THE CUTOFF DATE WILL
       BE PROCESSED ON A BEST EFFORT BASIS. THANK
       YOU.

1.     Approve the annual report, the annual financial           Mgmt          No vote
       statements and the Group consolidated financial
       statements for the year 2006

2.     Grant discharge to the Members of the Board               Mgmt          No vote
       of Directors and the Executive Committee

3.     Approve: to cancel 3,280,293 shares, acquired             Mgmt          No vote
       within the scope of the repurchase program,
       and the corresponding reduction of the share
       capital of the Company from CHF 239,300,188
       by CHF 7,544,673.90 to CHF 231,755,514.10;
       to declare, as a result of a special audit
       report prepared in accordance with Article
       732 Paragraph 2 of the Swiss Code of obligations,
       that the claims by the creditors are fully
       covered notwithstanding the reduction of the
       share capital; and to amend Article 4 Paragraph
       1 of the Articles of Incorporation of Syngenta
       AG on completion of the capital reduction as
       specified

4.     Approve the appropriation of the balance sheet            Mgmt          No vote
       profit 2006 as follows: balance brought forward
       CHF 1,169,117,488; net income 2006 CHF 639,326,733;
       available earnings CHF 1,808,444,221; dividend
       CHF -161,221,227; balance to be carried forward
       CHF 1,647,222,994

5.     Approve: to reduce the Company s share capital            Mgmt          No vote
       from CHF 231,755,514.10 by CHF 221,679,187.40
       to CHF 10,076,326.70 by the reduction of the
       nominal value of each of the remaining 100,763,267
       registered shares from CHF 2.30 by CHF 2.20
       to CHF 0.10 and to repay to the shareholders
       CHF 2.20 per share; to declare, as a result
       of a special audit report prepared in accordance
       with Article 732 Paragraph 2 of the Swiss Code
       of obligations that the claims by the creditors
       are fully covered notwithstanding the above
       reduction of the share capital; and to amend
       Article 4 Paragraph 1 of the Articles of Incorporation
       of Syngenta AG on completion of the capital
       reduction as specified

6.     Approve, subject to the legal completion of               Mgmt          No vote
       the reduction of share capital by repayment
       of nominal value of shares in accordance with
       Resolution 5, to reduce the aggregated nominal
       value of shares required to have an item included
       in the agenda of a general meeting of shareholders,
       from at least CHF 200,000 to at least CHF 10,000
       by amending Article 12 Paragraph 1 of the Articles
       of Incorporation of Syngenta AG as specified

7.1    Re-elect Mr. Michael Pragnell as a Member of              Mgmt          No vote
       the Board of Directors, for 3 years of term
       of office

7.2    Re-elect Mr. Jacques Vincent as a Member of               Mgmt          No vote
       the Board of Directors, for 3 years of term
       of office

7.3    Re-elect Mr. Rupert Gasser as a Member of the             Mgmt          No vote
       Board of Directors, for 2 years of term of
       office

8.     Re-elect Ernst & Young AG as the Auditors of              Mgmt          No vote
       Syngenta AG and as the Group Auditors for the
       business year 2007




--------------------------------------------------------------------------------------------------------------------------
 SYSMEX CORPORATION                                                                          Agenda Number:  701275112
--------------------------------------------------------------------------------------------------------------------------
    Security:  J7864H102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-Jun-2007
        ISIN:  JP3351100007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

3      Authorize Use of Stock Options for Directors              Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TANDBERG ASA                                                                                Agenda Number:  701188876
--------------------------------------------------------------------------------------------------------------------------
    Security:  R88391108                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  19-Apr-2007
        ISIN:  NO0005620856
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Opening of the meeting by the Chairman of the             Mgmt          Abstain                        Against
       Board and summary of the shareholders present

2.     Elect the Chairman for the meeting and two persons        Mgmt          For                            For
       to countersign the minutes

3.     Approve the notice and the agenda                         Mgmt          For                            For

4.     Approve the Management s status report                    Mgmt          Abstain                        Against

5.     Receive the financial statements and statutory            Mgmt          For                            For
       reports and approve the allocation of income
       and dividends of NOK 0.80 per share

6.     Approve the remuneration policy and other terms           Mgmt          Against                        Against
       of employment for Executive Management

7.     Approve the remuneration for the Board of Directors,      Mgmt          For                            For
       Committees and the Auditors

8.1    Re-elect Mr. Jan Chr. Opsahl as a Director                Mgmt          For                            For

8.2    Re-elect Mr. Amund Skarholt as a Director                 Mgmt          For                            For

8.3    Re-elect Mr. Joergen Ole Haslestad as a Director          Mgmt          For                            For

8.4    Re-elect Mr. Barbara Thoralfsson as a Director            Mgmt          For                            For

8.5    Re-elect Mr. Halvor Loeken as a Member of the             Mgmt          For                            For
       Nomination Committee

8.6    Re-elect Mr. Age Korsvold as a Member of the              Mgmt          For                            For
       Nomination Committee

8.7    Re-elect Mr. Jan Chr.  Opsahl as a Member of              Mgmt          For                            For
       the Nomination Committee

9.     Approve NOK 12.1 million reduction in share               Mgmt          For                            For
       capital as specified

10.    Authorize to acquire own shares including an              Mgmt          For                            For
       orientation of the incentive program for employees
       and Management

11.    Grant authority to increase the Company s share           Mgmt          For                            For
       capital by share issues

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. SHOULD YOU
       HAVE ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE. THANK YOU

       MARKET RULES REQUIRE ADP TO DISCLOSE BENEFICIAL           Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR ADP TO
       LODGE YOUR VOTE




--------------------------------------------------------------------------------------------------------------------------
 TECHEM AG, ESCHBORN                                                                         Agenda Number:  701145333
--------------------------------------------------------------------------------------------------------------------------
    Security:  D83027108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Mar-2007
        ISIN:  DE0005471601
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS 05 MAR 2007, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU.

1.     Presentation of the financial statements and              Non-Voting
       annual report for the 2005/2006 FY with the
       report of the Supervisory Board , the group
       financial statements and annual report and
       the proposal on the appropriation of the distributable
       profit

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 120,639,293 as follows: payment
       of a dividend of EUR 2 per share; EUR 50,000,000
       shall be allocated to the revenue reserves;
       EUR 23,605,797 shall be carried forward; ex-dividend
       and payable date: 27 MAR 2007

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Appointment of Auditors for the 2006/2007 FY:             Mgmt          For                            For
       PricewaterhouseCoopers AG, Frankfurt

6.     Supplementary election to the Supervisory Board           Mgmt          Against                        Against

7.     Election to the Supervisory Board                         Mgmt          Against                        Against

8.     Resolution on the revision of the authorized              Mgmt          Against                        Against
       capital and the corresponding amendments to
       the Article of Association; the existing authorized
       capital shall be revoked; the Board of Managing
       Directors shall be authorized, with the consent
       of the Supervisory Board, to increase the share
       capital by up to EUR 12,345,130 through the
       issue of new ordinary and/or preference shares
       against payment in cash or kind, on or before
       26 MAR 2012; shareholders, subscription rights
       shall be excluded for residual amounts, for
       the issue of shares to third parties for acquisition
       purposes or to employees, for the issue of
       shares to holders option or conversion rights,
       and for the issue of shares at a price not
       materially below their market price

9.     Authorization to acquire own shares; the Company          Mgmt          For                            For
       shall be authorized to acquire own shares of
       up to EUR 2,469.026, at a price not deviating
       more than 20 % from their market price, on
       or before 26 SEP 2008; the Board of Managing
       Directors shall be authorized to retire the
       shares, to use the shares for acquisition purposes,
       to issue the shares to employees, to sell the
       shares at a price not materially below their
       market price, and to use the shares to satisfy
       option or conversion rights

10.    Resolution on the revocation of an authorization          Mgmt          For                            For
       and of the contingent capital, and the corresponding
       amendments to the Article of Association; the
       authorizations of 3 FEB 2000, and of 20 MAR
       2001, to grant subscription rights shall be
       revoked; The contingent capital II shall be
       revoked, and the remaining contingent capital
       reduced from EUR 1,600,503 to EUR 34,204

11.    Resolution on the authorization to issue bonds            Mgmt          Against                        Against
       and/or profit-sharing rights, the creation
       of new contingent capital, and the corresponding
       amendments to the Article of Association; the
       Board of Managing Directors shall be authorized,
       with the consent of the Supervisory Board,
       to issue bonds or profit-sharing rights of
       up to EUR 700,000,000, having a term of up
       to 15 years and conferring a conversion or
       option right for new shares of the Company,
       against payment in cash and/or kind on or before
       26 MAR 2012; shareholders shall be granted
       subscription rights, except for residual amounts,
       or if the bonds or rights are issued to holders
       of outstanding option or conversion rights
       or at a price not materially below their theoretical
       market value, or for acquisition purposes;
       the share capital shall be increased accordingly
       by up to EUR 12,310,926 through the issue of
       up to 12,310,926 bearer shares, insofar as
       option or conversion rights are exercised

12.    Resolution on the adjustment of the Supervisory           Mgmt          For                            For
       Board remuneration; the remuneration for the
       Chairman shall be increased to 3.5 times the
       remuneration for ordinary members

13.    Approval of amendments to the Article of Association,     Mgmt          Against                        Against
       including the following: Section 3, regarding
       the Company being authorized to Transmit Information
       to shareholders by electronic means; Section
       24, regarding shareholders registering to attend
       by the 7th day before the shareholders meeting,
       and providing evidence of their shareholding
       as per the 21st day prior to the meeting




--------------------------------------------------------------------------------------------------------------------------
 TELENET GROUP HLDG NV                                                                       Agenda Number:  701240032
--------------------------------------------------------------------------------------------------------------------------
    Security:  B89957110                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  31-May-2007
        ISIN:  BE0003826436
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE.

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED.

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       25 JUN 2007 FOR THE EGM. CONSEQUENTLY, YOUR
       VOTING INSTRUCTIONS WILL REMAIN VALID FOR ALL
       CALLS UNLESS THE AGENDA IS AMENDED. PLEASE
       BE ALSO ADVISED THAT YOUR SHARES WILL BE BLOCKED
       UNTIL THE QUORUM IS MET OR THE MEETING IS CANCELLED.
       THANK YOU.

1.     Communication of the report of the Board of               Non-Voting
       Directors and the Committee of the Auditors
       concerning the annual account

2.     Approve the annual account of the Company and             Mgmt          No vote
       the allocation of the result as at 31 DEC 2006

3.     Communication of the report of the Board of               Non-Voting
       Directors and the Committee of the Auditors
       concerning the consolidated annual account

4.     Approve the consolidated annual account of the            Mgmt          No vote
       FY 2006

5.     Grant discharge to the Directors for their mandate        Mgmt          No vote
       of the FY 2006

6.     Grant discharge to the Members of the Committee           Mgmt          No vote
       of the Auditors for their mandate of the FY
       2006

7.     Approve to confirm the remuneration of the Directors      Mgmt          No vote

8.     Authorize Mr. Diederik Karsten as a new Director          Mgmt          No vote

9.     Authorize Mr. Bernard G. Dvorak as a new Director         Mgmt          No vote

10.    Authorize Mr. Manuel Kohnstamm as a new Director          Mgmt          No vote

11.    Authorize Mr. Niall Curran as a new Director              Mgmt          No vote

12.    Authorize Mrs. Ruth Elisabeth Pine as a new               Mgmt          No vote
       Director

13.    Authorize Mr. Gene W. Musselman as a new Director         Mgmt          No vote

14.    Authorize Mr. Jim Ryan as a new Director                  Mgmt          No vote

15.    Approve to accept the resignation of Mr. Julien           Mgmt          No vote
       De Wilde as an Independent Director

16.    Authorize Mr. De Wilde J. Management Bvba, represented    Mgmt          No vote
       by Mr. Julien De Wilde as an Independent Director

17.    Receive the reports of the Board of Directors             Non-Voting
       and the Committee of the Auditors concerning
       the capital increase

18.    Approve to increase the capital                           Mgmt          No vote

19.    Approve the destination of the issue premium              Mgmt          No vote

20.    Authorize the Board of Directors for the capital          Mgmt          No vote
       increase

21.    Approve the use of an electronic shareholder              Mgmt          No vote
       s register

22.    Approve to change bearer shares into nominative           Mgmt          No vote
       shares and dematerialized shares




--------------------------------------------------------------------------------------------------------------------------
 TEMENOS GROUP AG, GENF                                                                      Agenda Number:  701241072
--------------------------------------------------------------------------------------------------------------------------
    Security:  H8547Q107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  01-Jun-2007
        ISIN:  CH0012453913
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET.  PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       PLEASE NOTE THAT THIS IS THE PART II OF THE               Non-Voting
       MEETING NOTICE SENT UNDER MEETING 383131, INCLUDING
       THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
       YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
       AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
       DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
       THAT ARE SUBMITTED AFTER THE CUTOFF DATE WILL
       BE PROCESSED ON A BEST EFFORT BASIS. THANK
       YOU.

1.     Receive the annual report, the accounts of the            Mgmt          No vote
       Group 2006 and the annual accounts 2006, the
       report of the Auditors

2.     Approve the business result                               Mgmt          No vote

3.     Grant discharge to the Members of the Board               Mgmt          No vote
       of Directors and the Management

4.     Approve the conditional share capital                     Mgmt          No vote

5.     Elect Mr. Andreas Andreades as a Member of the            Mgmt          No vote
       Board of Directors

6.     Elect PricewaterhouseCoopers SA as the Auditors           Mgmt          No vote
       and the Group Auditors

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting
       OF DIRECTOR AND THE AUDITOR NAME. ALSO NOTE
       THE NEW CUTOFF DATE IS 21 MAY 2007. IF YOU
       HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO
       NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 THE EXPRO INTERNATIONAL GROUP PLC                                                           Agenda Number:  701024515
--------------------------------------------------------------------------------------------------------------------------
    Security:  G8795D106                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  03-Jul-2006
        ISIN:  GB0003119392
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the proposed acquisitions of PWS, pursuant        Mgmt          For                            For
       to Acquisition Agreement  as specified  and
       the associated and ancillary arrangements contemplated
       by the Acquisition Agreement and/or as specified
       and authorize the Directors of the Company
       or any duly authorized Committee thereof
       to take all such steps as may be modifications,
       variations, revisions, waivers or amendments
       as the Directors  or any such Committee  may
       deem necessary, expedient or appropriate

2.     Approve, subject to Resolution 1 being duly               Mgmt          For                            For
       passed, to increase the authorized share capital
       of the Company from GBP 1,000,000 to GBP 14,000,000
       by the creation of 40,000,000 additional ordinary
       shares of 10 pence each ranking equally in
       all respects with the existing ordinary shares
       in the Company

3.     Authorize the Directors, subject to Resolution            Mgmt          For                            For
       1 being duly passed, in addition and without
       prejudice to all existing authorities and for
       the purposes of Section 80 of the Companies
       Act 1985  Act , to allot relevant securities
       Section 80(2) of the Act  up to an aggregate
       nominal amount of GBP 4,000,000 in connection
       with the rights issue and the acquisition
       as specified ;  Authority expires the earlier
       of the conclusion of the AGM in 2007 or15 months
       ; the Company may make an offer or agreement
       which would or might require the relevant securities
       to be allotted and the Directors may allot
       relevant securities after the expiry of this
       authority in pursuance of such an offer or
       agreement made prior to such expiry




--------------------------------------------------------------------------------------------------------------------------
 THE EXPRO INTERNATIONAL GROUP PLC                                                           Agenda Number:  701009448
--------------------------------------------------------------------------------------------------------------------------
    Security:  G8795D106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  06-Jul-2006
        ISIN:  GB0003119392
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Directors  report and the Auditors            Mgmt          For                            For
       report and the audited accounts for the YE
       31 MAR 2006

2.     Approve the Directors  remuneration report for            Mgmt          For                            For
       the YE 31 MAR 2006

3.     Declare a final dividend for the YE 31 MAR 2006           Mgmt          For                            For
       of 7.1p net per share

4.     Re-elect Mr. C.E. Fay as a Director, who retires          Mgmt          For                            For
       by rotation in accordance with the Company
       s Articles of Association

5.     Re-elect Mr. G.F. Coutts as a Director, who               Mgmt          For                            For
       retires by rotation in accordance with the
       Company s Articles of Association

6.     Re-elect Mr. T.M. Lazenby as a Director, who              Mgmt          For                            For
       retires in accordance with the Company s Articles
       of Association

7.     Re-elect Mr. J.W. McAlister as a Director, who            Mgmt          For                            For
       retires in accordance with the Company s Articles
       of Association

8.     Re-appoint Deloitte and Touche LLP as the Company         Mgmt          For                            For
       s Auditors until the conclusion of the next
       general meeting of the Company at which accounts
       are laid

9.     Authorize the Audit Committee to determine the            Mgmt          For                            For
       remuneration of the Auditors

10.    Authorize the Directors, in substitution for              Mgmt          For                            For
       any existing authority and pursuant to Section
       80 of the Companies Act 1985, to allot relevant
       securities  Section 80  up to an aggregate
       nominal amount of GBP 2,442,545;  Authority
       expires the earlier of the conclusion of the
       AGM in 2007 or 31 DEC 2007 ; the Company may
       make an offer or agreement which would or might
       require the relevant securities to be allotted
       and the Directors may allot relevant securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry

S.11   Authorize the Directors, in substitution for              Mgmt          For                            For
       any existing authority and pursuant to Section
       95 of the Companies Act 1985, to allot equity
       securities  Section 94(2) to Section 94(3A)pf
       the Act  for cash pursuant to the authority
       conferred by Resolution 10, disapplying the
       statutory pre-emption rights  Section 89(1)
       , provided that this power is limited to the
       allotment of equity securities: a) in connection
       with an issue in favour of the holders of the
       ordinary shares in the capital of the Company;
       b) up to an aggregate nominal amount of GBP
       366,382;  Authority expires the earlier of
       the conclusion of the AGM of the Company in
       2007 or 31 DEC 2007 ; the Company may make
       an offer or agreement which would or might
       require the equity securities to be allotted
       and the Directors may allot equity securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry

S.12   Authorize the Company, pursuant to Section Article        Mgmt          For                            For
       43 of the Company s Articles of Association
       and Section 166 of the Companies Act 1985,
       to make market purchases  Section 163(3)  of
       up to 7,327,633 its own ordinary shares of
       10 pence  10% of the issued share capital as
       at 31 MAY 2006 , at a minimum price of 10 pence
       and up to 105% of the average middle market
       quotations for such shares derived from the
       London Stock Exchange Daily Official List,
       over the previous 5 business days;  Authority
       expires at the conclusion of the next AGM ;
       and the Company, before the expiry, may make
       a contract to purchase ordinary shares which
       will or may be executed wholly or partly after
       such expiry

13.    Authorize the Company, for the purposes of Section        Mgmt          For                            For
       347C of the Act, to make donations to EU political
       organization  Section 347A of the Act  not
       exceeding GBP 5,000 in total; and to incur
       EU political expenditure  section 347A of the
       Act  not exceeding GBP 5,000 in total;  Authority
       expires the earlier at the conclusion of the
       next AGM of the Company or 12 months  the aggregate
       amount of donations made and political expenditure
       incurred by the Company pursuant to this resolution
       shall not exceeding GBP 10,000




--------------------------------------------------------------------------------------------------------------------------
 THE FUJI FIRE AND MARINE INSURANCE COMPANY,LIMITED                                          Agenda Number:  701235271
--------------------------------------------------------------------------------------------------------------------------
    Security:  J14238117                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Jun-2007
        ISIN:  JP3808000008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please note this announcement is being provided           Non-Voting
       to inform you that the true agenda has been
       released and is available for your review.
       (Please refer to the attached PDF files.)

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          Against                        Against

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          Against                        Against

1.9    Appoint a Director                                        Mgmt          For                            For

1.10   Appoint a Director                                        Mgmt          Against                        Against

1.11   Appoint a Director                                        Mgmt          Against                        Against

1.12   Appoint a Director                                        Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 THE SUMITOMO WAREHOUSE CO.,LTD.                                                             Agenda Number:  701278182
--------------------------------------------------------------------------------------------------------------------------
    Security:  J78013109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-Jun-2007
        ISIN:  JP3407000003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Retained Earnings                Mgmt          For                            For

2      Appoint a Director                                        Mgmt          For                            For

3      Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TNT N V                                                                                     Agenda Number:  701167973
--------------------------------------------------------------------------------------------------------------------------
    Security:  N86672107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  20-Apr-2007
        ISIN:  NL0000009066
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT BLOCKING CONDITIONS FOR VOTING           Non-Voting
       AT THIS GENERAL MEETING ARE RELAXED. BLOCKING
       PERIOD ENDS ONE DAY AFTER THE REGISTRATION
       DATE SET ON 21 MAR 2007. SHARES CAN BE TRADED
       THEREAFTER. THANK YOU.

1.     Opening and announcements                                 Non-Voting

2.     Presentation by Mr. M.P. Bakker ,Chief Executive          Non-Voting
       Officer

3.     Annual report for 2006                                    Non-Voting

4.     Discussion of the Corporate Governance Chapter            Non-Voting
       in the annual report, Chapter 7

5.     Adopt the 2006 financial statements                       Mgmt          No vote

6.A    Approve the reserves and dividend guidelines              Mgmt          No vote

6.B    Approve the determination and distribution of             Mgmt          No vote
       dividend

7.     Grant discharge from liability of the Members             Mgmt          No vote
       of the Board of Management

8.     Grant discharge from liability of the Members             Mgmt          No vote
       of the Supervisory Board

9.     Adopt the amendments to the Remuneration Policy           Mgmt          No vote
       for the Board of Management

10.A   Announcement of vacancies on the Supervisory              Non-Voting
       Board

10.B   Opportunity for the General Meeting of Shareholders       Non-Voting
       to make recommendations for the appointment
       of Members of the Supervisory Board

10.C   Announcement by the Supervisory Board of the              Non-Voting
       persons nominated for appointment

11.    Appoint Mr. R.Dahan as a Member of the Supervisory        Mgmt          No vote
       Board

12.    Appoint Mr. V. Halberstadt as a Member of the             Mgmt          No vote
       Supervisory Board

13.    Appoint Mr. W. Kokas  as a Member of the Supervisory      Mgmt          No vote
       Board

14.    Appoint Mrs. M. Harris  as a Member of the Supervisory    Mgmt          No vote
       Board

15.    Announcement of vacancies on the Supervisory              Non-Voting
       Board expected as per the close of the AGM
       of shareholders in 2008

16.A   Approve the extension of the designation of               Mgmt          No vote
       the Board of Management as authorized body
       to issue ordinary shares

16.B   Approve the extension of the designation of               Mgmt          No vote
       the Board of Management as authorized body
       to issue preference shares B

17.    Authorize the Board of Management to limit or             Mgmt          No vote
       exclude the pre-emptive right to the issuance
       of ordinary shares

18.    Authorize the Board of Management to have the             Mgmt          No vote
       Company acquire its won shares

19.    Approve the reduction of the issued capital               Mgmt          No vote
       by cancellation of own shares

20.A   Amend the Articles of Association of conversion           Mgmt          No vote
       of the special share

20.B   Other Amendments                                          Mgmt          No vote

21.    Announcement of the most important conclusions            Non-Voting
       of the Board of Management and the Audit Committee
       from the 3 yearly assessment of the functioning
       of the external auditor

22.    Questions                                                 Non-Voting

23.    Close                                                     Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 TOKYO TATEMONO CO.,LTD.                                                                     Agenda Number:  701134506
--------------------------------------------------------------------------------------------------------------------------
    Security:  J88333117                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-Mar-2007
        ISIN:  JP3582600007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please note this announcement is being provided           Non-Voting
       to inform you that the true agenda has been
       released and is available for your review.
       (Please refer to the attached PDF files.)

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend the Articles of Incorporation : Approve             Mgmt          For                            For
       Revisions Related to the New Corporate Law,
       Expand Business Lines, Allow Use of Electronic
       Systems for Public Notifications

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For

3.15   Appoint a Director                                        Mgmt          For                            For

3.16   Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

5.     Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Retiring Corporate Officers

6.     Approve Payment of Bonuses to Corporate Officers          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TOMRA SYSTEMS ASA                                                                           Agenda Number:  701186113
--------------------------------------------------------------------------------------------------------------------------
    Security:  R91733114                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  17-Apr-2007
        ISIN:  NO0005668905
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Opening of the general meeting by the Chairman            Mgmt          Abstain                        Against
       of the Board and registration list of attending
       shareholders represented by proxies

2.     Elect the Chairman of the Meeting                         Mgmt          For                            For

3.     Elect one person to sign the minutes together             Mgmt          For                            For
       with the Chairman of the meeting

4.     Approve the notice the meeting and the agenda             Mgmt          For                            For

5.     Receive the report by the Management on the               Mgmt          Abstain                        Against
       status of the Company and the Group

6.     Approve the 2006 annual accounts and annual               Mgmt          For                            For
       report for the Company and the Group, including
       proposal for divided distribution

7.     Approve to declare from the Board of Directors            Mgmt          For                            For
       regarding establishment of salary and other
       remuneration to Executive Employees

8.     Approve to determine the remuneration for the             Mgmt          For                            For
       Board of Directors, Board Committees and the
       Auditor

9.     Elect the Shareholders Member of the Board of             Mgmt          For                            For
       Directors, Board Leader and Nomination Committee

10.    Grant authority regarding directed share issues           Mgmt          For                            For
       to effect acquisitions or mergers

11.    Amend the Articles of Association of the Company          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TOP GLOVE CORPORATION BHD                                                                   Agenda Number:  701101533
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y88965101                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  10-Jan-2007
        ISIN:  MYL7113OO003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize, subject to the approval of Bursa               Mgmt          For                            For
       Malaysia Securities Berhad ( Bursa Securities
       ) for the listing of and quotation for the
       Bonus Shares to be issued hereunder, the Board
       of Directors of the Company ( Board ) to capitalize
       a sum of up to MYR 40,247,530 from the Company
       s share premium account and/or retained earnings
       account and that the same be applied to issue
       up to 80,495,060 Bonus Shares, credited as
       fully paid-up, in which such Bonus Shares are
       to be allotted and to be distributed among
       shareholders whose names appear in the Record
       of Depositors of the Company at the close of
       business on the Entitlement Date to be determined
       and announced later by the Board, on the basis
       of 2 Bonus Shares for every 5 existing Top
       Glove Shares held, fractions of a share to
       be dealt with by the Board as it may deem fit;
       and such Bonus Shares shall, upon allotment
       and issuance, rank pari passu in all respects
       with the then existing Top Glove Shares save
       and except that they shall not be entitled
       to any dividends, rights, allotments, and/or
       other distributions, the entitlement date of
       which is prior to the date of allotment and
       issuance of the Bonus Shares; and the Bonus
       Shares shall be treated for all purposes as
       an increase in the issued and fully paid-up
       share capital of the Company and not as income;
       and to give effect to the Proposed Bonus Issue
       with full power to amend and/or assent to or
       comply with any conditions, modifications,
       variations and/or amendments in any manner
       as may be required or approved by the relevant
       authority or authorities as may be deemed expedient
       and to take all such steps as may be required
       in order to implement, finalize and give full
       effect to the Proposed Bonus Issue

2.     Approve the subject to the Companies Act, 1965,           Mgmt          For                            For
       the Company s Memorandum and Articles of Association,
       the Listing Requirements of Bursa Malaysia
       Securities Berhad ( Bursa Securities ) and
       the approvals of all relevant governmental
       and/or regulatory authorities (if any), the
       Company be and is hereby authorised to purchase
       such amount of ordinary shares of RM0.50 each
       in the Company ( Proposed Share Buy-Back )
       as may be determined by the Board from time
       to time through Bursa Securities upon such
       terms and conditions as the Board may deem
       fit and expedient in the interest of the Company
       provided that the aggregate number of shares
       purchased pursuant to this resolution shall
       not exceed ten per cent (10%) of the total
       issued and paid-up share capital of the Company;
       and the maximum amount of funds to be utilised
       for the purpose of the Proposed Share Buy-Back
       shall not exceed the Company s aggregate retained
       profits and/or share premium account; and at
       the discretion of the Board, the shares of
       the Company to be purchased are proposed to
       be cancelled and/or retained as treasury shares
       and/or distributed as dividends and/or resold
       on Bursa Securities; and such authority shall
       commence immediately upon passing of this ordinary
       resolution until: (i) the conclusion of the
       next Annual General Meeting of the Company
       at which time the authority shall lapse unless
       by ordinary resolution passed at a general
       meeting, the authority is renewed either unconditionally
       or subject to conditions;  (ii) the expiration
       of the period within which the next Annual
       General Meeting is required by law to be held;
       or (iii) the authority is revoked or varied
       by ordinary resolution passed by the shareholders
       of the Company at a general meeting,  whichever
       is the earlier; and the Board be and is hereby
       authorised to take such steps to give full
       effect to the Proposed Share Buy-Back with
       full power to assent to any conditions, modifications,
       variations and/or amendments as may be imposed
       by the relevant authorities and/or to do all
       such acts and things as the Board may deem
       fit and expedient in the best interest of the
       Company.




--------------------------------------------------------------------------------------------------------------------------
 TOP GLOVE CORPORATION BHD                                                                   Agenda Number:  701102206
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y88965101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  10-Jan-2007
        ISIN:  MYL7113OO003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited financial statements for              Mgmt          For                            For
       the FYE 31 AUG 2006 together with the reports
       of the Directors and the Auditors thereon

2.     Approve the declaration of the final dividend             Mgmt          For                            For
       of 6% tax exempt and 5% less 28% Malaysian
       Income Tax for the FYE 31 AUG 2006

3.     Approve the payment of the Directors  fees for            Mgmt          For                            For
       the FYE 31 AUG 2006

4.     Re-elect Mr. Datin Sri Tong Siew Bee as a Director,       Mgmt          For                            For
       who retires pursuant to Article 94 of the Company
       s Articles of Association

5.     Re-elect Mr. Lee Kim Meow as a Director, who              Mgmt          For                            For
       retires pursuant to Article 94 of the Company
       s Articles of Association

6.     Re-elect Mr. Lim  Cheong Guan, who retires pursuant       Mgmt          For                            For
       to Article 100 of the Company s Articles of
       Association

7.     Re-appoint Mr. Tan Sri Datuk  Dr  Arshad Bin              Mgmt          For                            For
       Ayub as a Director of the Company, until the
       conclusion of the next AGM, pursuant to Section
       129 6  of the Companies Act, 1965

8.     Re-appoint Mr. Sekarajasekaran A/L Arasaratnam            Mgmt          For                            For
       as a Director of the Company, until the conclusion
       of the next AGM, pursuant to Section 129 6
       of the Companies Act, 1965

9.     Re-appoint Messrs. Ernst & Young as Auditors              Mgmt          For                            For
       of the Company until the conclusion of the
       next AGM and authorize the Directors to fix
       their remuneration

10.    Authorize the Directors, subject to Section               Mgmt          For                            For
       132D of the Companies Act 1965 and the approvals
       of the relevant governmental/regulatory authorities,
       to issue and allot shares in the Company, at
       any time and upon such terms and conditions
       and for such purposes as the Directors may,
       in their absolute discretion deem fit, provided
       that the aggregate number of shares issued
       pursuant to this Resolution in any one financial
       year does not exceed ten percentum (10%) of
       the issued and paid-up share capital of the
       Company for the time being; authorize the Directors
       to obtain the approval for the listing of and
       quotation for the additional shares so issued
       on the Bursa Malaysia Securities Berhad;  Authority
       shall commence immediately upon the passing
       of this Resolution and continue to be in force
       until the conclusion of the next AGM of the
       Company

       Any other business                                        Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 TOSHIBA PLANT SYSTEMS & SERVICES CORPORATION                                                Agenda Number:  701283373
--------------------------------------------------------------------------------------------------------------------------
    Security:  J89795124                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-Jun-2007
        ISIN:  JP3594200002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          For                            For

1.9    Appoint a Director                                        Mgmt          For                            For

1.10   Appoint a Director                                        Mgmt          For                            For

2.1    Appoint a Corporate Auditor                               Mgmt          For                            For

2.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

2.3    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3      Appoint a Supplementary Auditor                           Mgmt          Against                        Against

4      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors

5      Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Directors and Corporate         Auditors




--------------------------------------------------------------------------------------------------------------------------
 TULLOW OIL PLC, LONDON                                                                      Agenda Number:  701220561
--------------------------------------------------------------------------------------------------------------------------
    Security:  G91235104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  30-May-2007
        ISIN:  GB0001500809
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Company s accounts for              Mgmt          For                            For
       the FYE 31 DEC 2006 and the associated reports
       of the Directors and the Auditors

2.     Approve to declare a final dividend of 3.5p               Mgmt          For                            For
       per ordinary share for the FYE 31 DEC 2006

3.     Receive and approve the Directors  remuneration           Mgmt          For                            For
       report for the FYE 31 DEC 2006

4.     Elect Mr. Angus McCoss as a Director                      Mgmt          For                            For

5.     Elect Mr. David Williams as a Director                    Mgmt          For                            For

6.     Re-elect Mr. Aidan Heavey as a Director                   Mgmt          For                            For

7.     Re-elect Mr. Patrick Plunkett as a Director               Mgmt          For                            For

8.     Re-elect Mr. Rohan Courtney as a Director                 Mgmt          Against                        Against

9.     Re-appoint Deloitte & Touche LLP as the Auditors          Mgmt          For                            For
       of the Company to hold office from the conclusion
       of the AGM until the conclusion of the next
       AGM of the Company and authorize the Directors
       of the Company to determine their remuneration

10.    Authorize the Directors, in substitution for              Mgmt          For                            For
       any existing authority and pursuant to and
       in accordance with Section 80 of the Companies
       Act 1985 athe Acta, to allot relevant securities
       up to an aggregate nominal amount of GBP 23,919,018;
       aAuthority expires the earlier of the date
       of the AGM of the Company held in 2008 or 29
       AUG 2008a; and the Directors may allot relevant
       securities after the expiry of this authority
       in pursuance of such an offer or agreement
       notwithstanding that the authority conferred
       by this resolution has expired

S.11   Authorize the Directors, subject to the passing           Mgmt          For                            For
       of the resolution 10, in substitution for any
       existing authority and pursuant to Section
       95 of the Companies Act 1985 aas amendeda athe
       Acta, to allot equity securities aSection 94(2)
       to Section 94(3A) of the Acta for cash, pursuant
       to the authority under the Section 80 of the
       Act conferred on the Directors by Resolution
       10, disapplying the statutory pre-emption rights
       aSection 89(1)a, provided that this power shall
       be limited to the allotment of equity securities:
       a) in connection with a rights issue in favor
       of ordinary shareholders; b) up to an aggregate
       nominal amount of GBP 3,587,852; aAuthority
       expires the earlier of the date of the AGM
       of the Company held in 2008 or 29 AUG 2008a;
       and the Directors may allot equity securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry; this power applies to in relation
       to sale of shares which is an allotment of
       equity securities by virtue of Section 94(3A)
       of the Act as if in this resolution the words
       pursuant to the authority under section 80
       of the Act conferred on the Directors by resolution
       10  were omitted

12.    Authorize the company s generally and unconditionally     Mgmt          For                            For
       to use electronic communications with its shareholders
       and in particular to send or supply the documents
       or information to its shareholders by making
       them available on a website




--------------------------------------------------------------------------------------------------------------------------
 TUPRAS-TURKIYE PETROL RAFINELERI AS                                                         Agenda Number:  701197231
--------------------------------------------------------------------------------------------------------------------------
    Security:  M8966X108                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  30-Apr-2007
        ISIN:  TRATUPRS91E8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Opening of the assembly; elect the Chairmanship           Mgmt          No vote

2.     Receive the Board of Directors activity report,           Mgmt          No vote
       Auditors report with regard as well as of the
       Independent Auditing Company s report; and
       ratify the balance sheet and income statement
       of year 2006

3.     Grant discharge to the Board Members and the              Mgmt          No vote
       Auditors for their activities for year 2006

4.     Approve the distribution of profits and date              Mgmt          No vote
       of the distribution

5.     Approve to give information about the policies            Mgmt          No vote
       on distribution of profit for 2007 and following
       years, in accordance with the Corporate Governance
       Principals

6.     Re-elect or replace the Members of the Board              Mgmt          No vote
       of Directors and determine his/her term in
       Office

7.     Re-elect or replace the Auditors and determine            Mgmt          No vote
       his/her term in Office

8.     Approve to determine the remuneration for the             Mgmt          No vote
       Members of the Board of Directors and the Auditors

9.     Approve to give information about the donations           Mgmt          No vote
       and grants given to the foundations and associations
       by the Company for social purposes in 2006

10.    Ratify the Independent Auditing Company elected           Mgmt          No vote
       by the Board of Directors in accordance with
       the regulations concerning  Capital Market
       Independent External Auditing  issued by Capital
       Market Board

11.    Approve the withdrawal of the actions filed               Mgmt          No vote
       by the Company as well as of the rights against
       the former general manager of our Company

12.    Amend Articles 1, 3, 6, 7, 12, 14, 25, 31, 33,            Mgmt          No vote
       36, 38 and 40; canceled Articles 20, temporary
       1,2,3,4,5 and recently added Article 41 of
       the Articles of Association

13.    Grant permission to the Members of the Board              Mgmt          No vote
       of Directors to become partner to the Companies
       operating in the same field of business in
       person or on behalf of other persons and to
       ake all necesary transactions in accordance
       with the Articles 334 and 335 of the Turkish
       Trade Code

14.    Authorize the Chairmanship to sign the minutes            Mgmt          No vote
       of the assembly

15.    Wishes                                                    Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 TVN S.A., WARSZAWA                                                                          Agenda Number:  701215926
--------------------------------------------------------------------------------------------------------------------------
    Security:  X9283W102                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  11-May-2007
        ISIN:  PLTVN0000017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT:  A               Non-Voting
       BENEFICIAL OWNER SIGNED POWER OF ATTORNEY (POA)
       IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
       VOTING INSTRUCTIONS IN THIS MARKET.  ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED.  IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE.

1.     Opening of the meeting                                    Mgmt          No vote

2.     Elect the Meeting Chairman                                Mgmt          No vote

3.     Approve the verification of correctness of convening      Mgmt          No vote
       the general meeting of shareholders and its
       capacity to adopt binding resolutions

4.     Adopt the agenda                                          Mgmt          No vote

5.     Elect the Ballot Committee                                Mgmt          No vote

6.     Adopt the financial statements of the Company             Mgmt          No vote
       for the FY 2006

7.     Adopt the report of the Management Board on               Mgmt          No vote
       the Company s business activity in the FY 2006

8.     Adopt the financial statement of the TVN Capital          Mgmt          No vote
       Group for the FY 2006

9.     Adopt the report of TVN Supervisory Board on              Mgmt          No vote
       supervision of the Company in 2006

10.    Grant discharge to the Members of TVN Management          Mgmt          No vote
       Board of performing of duties during the FY
       2006

11.    Grant discharg to the Members of TVN Supervisory          Mgmt          No vote
       Board of performing of duties during the FY
       2006

12.    Approve the allocation of the profits achieved            Mgmt          No vote
       by TVN S.A. in the FY 2006

13.    Approve to fix the date of dividend and term              Mgmt          No vote
       of payment

14.    Elect the Members of the TVN Supervisory Board            Mgmt          No vote

15.    Amend the remuneration for the Members of TVN             Mgmt          No vote
       Supervisory Board

16.    Adopt the uniform text of the Company s Articles          Mgmt          No vote
       of Association

17.    Closing of the Meeting                                    Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 ULTRA ELECTRONICS HOLDINGS PLC                                                              Agenda Number:  701184412
--------------------------------------------------------------------------------------------------------------------------
    Security:  G9187G103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Apr-2007
        ISIN:  GB0009123323
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the annual accounts of the              Mgmt          For                            For
       Company for the FYE 31 DEC 2002 together with
       the reports of the Directors report and the
       Auditors report on those accounts

2.     Declare a final dividend for the YE 31 DEC 2006           Mgmt          For                            For
       of 12.6 p per Ordinary share, payable to shareholders
       on the register at the close of business on
       13 ARP 2007

3.     Receive and adopt the remuneration report for             Mgmt          For                            For
       the FYE 31 DEC 2006

4.     Re-elect Mr. A. Walker as a Director, who is              Mgmt          For                            For
       required to stand for re-election annually
       in accordance with the Combined Corporate Governance

5.     Re-elect Mr. I. Griffiths as a Director, retiring         Mgmt          For                            For
       by rotation in accordance with Article 76 of
       the Company s Articles of Association

6.     Re-elect Mr. D. Jeffcoat as a Director, retiring          Mgmt          For                            For
       by rotation in accordance with Article 76 of
       the Company Articles of Association

7.     Appoint Deloitte & Touche LLP as the Auditors             Mgmt          For                            For
       of the Company to hold office from the conclusion
       of next general meeting at which accounts are
       laid before the Company and to authorize the
       Directors to fix their remuneration

8.     Authorize the Directors of the Company, in accordance     Mgmt          For                            For
       with Section 80 of the Companies Act 1985,
       to allot relevant securities awith in the meaning
       of that Section a up to an aggregate nominal
       amount of GBP 1,125,957; aAuthority expires
       earlier of the conclusion of the AGM of the
       Company next year or 15 monthsa; and the Directors
       may allot relevant securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

9.     Approve the rules of the Ultra Electronics Company,       Mgmt          For                            For
       Share Option Plan 2007 athe  CSOP a produced
       in draft to this meeting and for the purposes
       of identification; initialed by the Chairman;
       and authorize the Directors to (a) make such
       modifications to the CSOP as they may consider
       appropriate to take account of the requirements
       of HMRC and best practice and for the implementation
       of the CSOP and to adopt the CSOP as so modified
       and to do all such other acts and things as
       they may consider appropriate to implement
       the CSOP; and (b) establish further plans based
       on the CSOP but modified to take account of
       local tax, Exchange control or securities laws
       in overseas territories provided that any shares
       made available under such further plans are
       treated as counting against the limits on individual
       or overall participation in the CSOP

10.    Approve the rules of the Ultra Electronics executive      Mgmt          For                            For
       Share Option Scheme 2007 athe ESOSa produced
       in draft to this meeting arid, for the purposes
       of identification, initialled by the Chairman
       and authorize the Directors to (a) make such
       modifications to the ESOS as they may consider
       appropriate to take account of best practice
       and for the implementation of the ESOS and
       to adopt the ESOS as so modified end to do
       all such other acts and things as they may
       consider appropriate to implement the ESOS;
       and (b) establish further plans based on the
       ESOS but modified to take account of local
       tax, exchange control or securities laws in
       Overseas territories provided that any shares
       made available under such further plans are
       treated as counting against the limits on individual
       or over all participation in the ESOS

11.    Approve the rules of the Ultra Electronics Long           Mgmt          For                            For
       Term Incentive Plan 2007 athe  LTlP a produced
       in draft to this meeting and for the purposes
       of identification initialled by the Chairman
       and authorize the Directors to (a) make such
       modifications to the LTIP as they may consider
       appropriate to take account of best practice
       and for the implementation of the LTIP and
       to adopt the LTIP as so modified and to do
       all such earlier acts and things as they may
       consider appropriate to implement: the LTIP;
       and (b) Establish further plans based on the
       LTIP but modified to take account of local
       tax, exchange control or securities Laws in
       overseas territories provided that carry shares
       made available under such further plans are
       treated as counting against the limits on individual
       or overall participation in the LTIP

12.    Approve the Rules of the Ultra Electronics Savings        Mgmt          For                            For
       Related Share Option Scheme 2007 athe  SRS
       a produced in draft to this meeting and, for
       the purposes of identification initialled by
       the Chairman, and authorize the Directors to;
       (a) make such modifications to the SRS as they
       may consider appropriate to take account of
       the requirements of HMRC and best practice
       and for the implementation of the SRS and to
       adopt the SRS as so modified and to do all
       such other acts and things as they may consider
       appropriate to implement the SRS; and (b) establish
       further plans based on the SRS but modified
       to take account of local tax, exchange control
       or securities laws in overseas territories,
       provided that any shares made available under
       such further plan and treated as counting against
       the limits on individual or over all participation
       in the SRS

13.    Approve the rules of the Ultra Electronics US             Mgmt          For                            For
       Stock Purchase Plan 2007 athe  US Plan ) Produced
       in draft to this meeting and, for the purposes
       of identification, initialled by the Chairman,
       and authorize to make such modifications to
       the US Plan as they may consider appropriate
       to take account of best practice and for the
       implementation of the US Plan and to adopt
       the US Plan as so modified and to do all such
       other acts and things as they may consider
       appropriate to implement the US Plan

S.14   Authorize the Directors, subject to the passing           Mgmt          For                            For
       of Resolution 8, in accordance with Article
       4 of the Articles of Association, to allot
       equity securities for cash provided that this
       power is limited to the allotment of equity
       securities a) in connection with a rights issue,
       open offer or other offers in favor of ordinary
       share of 5p each in the capital of the Company
       aordinary sharesa made in proportion aas nearly
       as may bea to their respective existing holdings
       of ordinary shares but subject to the Directors
       having a right to make such exclusions or other
       arrangements in connections with the offer
       as they deem necessary or expedient (a) to
       deal with equity securities representing fractional
       entitlements; and (b) to deal with legal or
       practical problems arising in any overseas
       territory or by virtue of shares being representing
       by depository receipts, the requirements (i)
       of any regulatory body or stock exchange; or
       any other matter whatsoever; and b) up to an
       aggregate nominal amount of GBP 168,894; aAuthority
       expires the earlier of the conclusion of the
       next AGM of the Company or 15 monthsa; and
       the Directors may allot equity securities after
       the expiry of this authority in pursuance of
       such an offer or agreement made prior to such
       expiry

S.15   Authorize the Company, subject to unconditionally         Mgmt          For                            For
       to make market purchases aSection 163(3) of
       the Companies Act 1985a of up to 3,377,872
       ordinary shares arepresenting of 5% the issued
       share capitala, at a minimum price of 5p and
       not more than 105% above the average market
       value for such shares derived from the London
       Stock Exchange Daily Official List, over the
       previous 5 business days; aAuthority expires
       the earlier of the conclusion of the next AGM
       of the Company or 12 monthsa; the Company,
       before the expiry, may make a contract to purchase
       ordinary shares which will or may be executed
       wholly or partly after such expiry

S.16   Approve to adopt the draft regulations produced           Mgmt          For                            For
       to the meeting and signed by the Chairman of
       the meeting for the purpose of identification
       and in substitution for its existing Articles
       of Association; and (b) the Company may send
       or supply documents or information to members
       by making them available on a web site or by
       other electronic means




--------------------------------------------------------------------------------------------------------------------------
 UMICORE SA, BRUXELLES                                                                       Agenda Number:  701068834
--------------------------------------------------------------------------------------------------------------------------
    Security:  B95505119                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  24-Oct-2006
        ISIN:  BE0003626372
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       333892 DUE TO CHANGE IN THE MEETING DATE.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. SHOULD YOU
       HAVE ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE AT ADP. THANK YOU

       MARKET RULES REQUIRE ADP TO DISCLOSE BENEFICIAL           Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR ADP CLIENT SERVICE REPRESENTATIVE.
       THIS INFORMATION IS REQUIRED IN ORDER FOR ADP
       TO LODGE YOUR VOTE

1.1    Receive the report from the Board of Directors            Non-Voting
       drawn up in accordance with Article 604, Paragraph
       2, of the Company Code

1.2    Authorize the Board to increase the capital               Mgmt          For                            For
       amount by EUR 250,000,000;  Authority expires
       at the end of 5 years commencing on the date
       that the decision is published in the riders
       to the Belgian Official Gazette ; and approve
       to substitute the text of Article 6 of the
       Articles of Association as specified

2.     Amend Article 9 of the Article of Association             Mgmt          For                            For
       with regard to the disposal of own shares as
       specified

3.1    Receive the report from the Board of Directors            Non-Voting
       related to the proposed merger

3.2    Approve, subject to the terms of the Merger               Mgmt          For                            For
       Project filed at the Commercial Court of Brussels
       on 10 AUG 2006 and made available to the shareholders,
       to merge Umicore Immo into Umicore with effect
       on 01 JAN 2006, without any change of the Umicore
       shareholders equity and without creation of
       new shares, Ummicore Immo being 100% owned
       by Umicore




--------------------------------------------------------------------------------------------------------------------------
 UMICORE SA, BRUXELLES                                                                       Agenda Number:  701186137
--------------------------------------------------------------------------------------------------------------------------
    Security:  B95505119                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  25-Apr-2007
        ISIN:  BE0003626372
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. SHOULD YOU
       HAVE ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE. THANK YOU.

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS.
       IF AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE.  THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       Receive the Directors  report on the FY 2006              Non-Voting

       Receive the Auditor s report on the FY 2006               Non-Voting

1.     Approve the annual accounts as at 31 DEC 2006             Mgmt          No vote
       showing a profit for the FY in the amount of
       EUR 59,327,507.51

2.     Approve the appropriation of the profit i.e.              Mgmt          No vote
       transfer to the legal reserve: 5% of EUR 2,966,375.38;
       payment of a gross dividend per share of EUR
       2.10 athe total amount will be determined,
       by the authorized peersons designated by the
       Board of Directors, on the date of the OGM,
       taking into account the number of own shares
       held by Umicore on this datea; and carrying
       forward the balance of the profit to be appropriated
       awill depend on the amount determined as specifieda

3.     Grant discharge to the Members of the Board               Mgmt          No vote
       of Directors in respect of their mandates in
       2006

4.     Grant of discharge to the Auditor in respect              Mgmt          No vote
       of its auditing assignment in 2006

5.     Re-elect Mrs Isabelle Bouillot as a Director              Mgmt          No vote
       for a period of 3 years expiring at the 2010
       OGM

6.     Appoint Mr. Shohei Naito as a new Independent             Mgmt          No vote
       Director for a term of 3 years expiring at
       the 2010 OGM

7.     Approve the Board s remuneration for the FY               Mgmt          No vote
       2007 constituting a fixed fee for a total amount
       of EUR 194,000 and a fee per attended meeting
       of EUR 5,000 for the Chairman and EUR 2,500
       for the Directors




--------------------------------------------------------------------------------------------------------------------------
 UMICORE SA, BRUXELLES                                                                       Agenda Number:  701186149
--------------------------------------------------------------------------------------------------------------------------
    Security:  B95505119                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  25-Apr-2007
        ISIN:  BE0003626372
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. SHOULD YOU
       HAVE ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE. THANK YOU.

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS.
       IF AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE.  THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 362428 DUE TO ADDITION OF A RESOLUTION AND
       CHANGE IN MEETING DATE. ALL VOTES RECEIVED
       ON THE PREVIOUS MEETING WILL BE DISREGARDED
       AND YOU WILL NEED TO REINSTRUCT ON THIS MEETING
       NOTICE. THANK YOU.

1.1    Amend Article 7 of the Articles of Association-nature     Mgmt          No vote
       and ownership of the stock-calls on shares

1.2    Amend Article 18 of the Articles of Association-conduct   Mgmt          No vote
       of meetings of shareholders

2.     Amend Article 16 of the Articles of Association-convening Mgmt          No vote
       general meetings of shareholders

3.     Authorize the Company to acquire on the stock             Mgmt          No vote
       market, until the 2008 OGM of shareholders,
       own shares in the Company, within the limits
       provided for by Articles 620 and the specified
       Company Code, at a price per share of between
       EUR 20 and EUR 250; and authorize the Company
       s subsidiaries to acquire on the stock market,
       or in any other way whatsoever, shares in the
       Company in accordance with the conditions of
       the authorization to the Company and to take
       part in all deliberations, discussions, votes
       and resolutions, to sign all minutes of attendance
       lists, and in general to do whatever is necessary
       or useful for the purpose of fulfilling his/her
       mandate




--------------------------------------------------------------------------------------------------------------------------
 UNITED BREWERIES CARLSBERG-TUBORG AS DE FORENEDE BRYGGERIER CARLSBERG-TUBORG                Agenda Number:  701150687
--------------------------------------------------------------------------------------------------------------------------
    Security:  K36628137                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  13-Mar-2007
        ISIN:  DK0010181759
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. SHOULD YOU
       HAVE ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE AT ADP. THANK YOU.

A.     Receive the report on the activities of the               Mgmt          Abstain                        Against
       Company in the past year

B.     Approve the audited annual report and grant               Mgmt          For                            For
       discharge the Board of Directors and the Executive
       Board from their obligations

C.     Approve the distribution of the profit for the            Mgmt          For                            For
       year, including declaration of the dividends

D.     Authorize the Board of Directors of Carlsberg,            Mgmt          For                            For
       with reference to Section 48 of the Danish
       Public Companies Act, to acquire treasury shares
       at a nominal value of up to 10% of the nominal
       share capital at the price quoted on the Copenhagen
       Stock Exchange at the time of acquisition with
       a deviation of up to 10%; aAuthority expires
       at the end of next AGMa

E.1    Re-elect Professor. D. Pharm. Povl Krogsgaard-Larsen      Mgmt          For                            For
       as a Member of the Board of Directors who retires
       pursuant to the Articles of Association

E.2    Re-elect Mr. Jens Bigum as a Member of the Board          Mgmt          For                            For
       of Directors who retires pursuant to the Articles
       of Association

E.3    Re-elect Mr. Henning B. Dyremose as a Member              Mgmt          For                            For
       of the Board of Directors who retires pursuant
       to the Articles of Association

F.     Re-elect KPMG C. Jespersen as a public accountant         Mgmt          For                            For
       to audit the accounts for the current year

G.     Amend Articles 11 and 27 of the Carlsberg s               Mgmt          For                            For
       Articles of Association




--------------------------------------------------------------------------------------------------------------------------
 URALITA SA, MADRID                                                                          Agenda Number:  701210712
--------------------------------------------------------------------------------------------------------------------------
    Security:  E95259201                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  17-May-2007
        ISIN:  ES0182170615
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, as the case may be, the annual accounts          Mgmt          For                            For
       of Uralita, Sociedad Anonima, and its consolidated
       Group, the application of profits and the Company
       Management, all with reference to the FYE 31
       DEC 2006

2.     Approve the distribution of a dividend                    Mgmt          For                            For

3.     Appoint the Auditors of the Company and its               Mgmt          For                            For
       consolidated Group

4.     Grant authority for the derivative acquisition            Mgmt          For                            For
       of own shares, in conformity with the provisions
       of Section 75 of the Spanish Limited Companies
       Act, Ley De Sociedades Anonimas, rendering
       void the previous authority granted thereto

5.     Adopt the delegation of power for the execution           Mgmt          For                            For
       of the resolution




--------------------------------------------------------------------------------------------------------------------------
 VALOR CO.,LTD.                                                                              Agenda Number:  701298691
--------------------------------------------------------------------------------------------------------------------------
    Security:  J94511102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-Jun-2007
        ISIN:  JP3778400006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          For                            For

1.9    Appoint a Director                                        Mgmt          For                            For

1.10   Appoint a Director                                        Mgmt          For                            For

1.11   Appoint a Director                                        Mgmt          For                            For

2      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors

3      Approve Adoption of Anti-Takeover Defense Measures        Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 VEDA ADVANTAGE LTD                                                                          Agenda Number:  701247567
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q9390K106                                                             Meeting Type:  CRT
      Ticker:                                                                        Meeting Date:  14-Jun-2007
        ISIN:  AU000000VEA1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, pursuant to and in accordance with               Mgmt          For                            For
       Section 411 of the Corporation Act, the arrangement
       proposed between Veda Advantage Limited and
       the holders of its fully paid ordinary shares,
       designated the Scheme, as specified, is agreed
       and authorize the Board of Directors of Veda
       Advantage Limited to agree to such alterations
       or conditions as are thought fit by the Court
       and, subject to approval of the Scheme by the
       Court, to implement the Scheme with any such
       alterations or conditions




--------------------------------------------------------------------------------------------------------------------------
 VENTURE PRODUCTION PLC                                                                      Agenda Number:  701244458
--------------------------------------------------------------------------------------------------------------------------
    Security:  G9335K105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  06-Jun-2007
        ISIN:  GB0031423188
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors  report, the              Mgmt          For                            For
       Auditor s report and the Company s accounts
       for the YE 31 DEC 2006

2.     Approve the Directors  remuneration report for            Mgmt          For                            For
       the YE 31 DEC 2006

3.     Declare a final dividend of 50.0 pence per share          Mgmt          For                            For
       for the period ended 31 DEC 2006

4.     Re-elect Mr. Thomas Blades as a Director of               Mgmt          For                            For
       the Company

5.     Re-elect Ms. Marie-Louise Clayton as a Director           Mgmt          For                            For
       of the Company

6.     Re-elect Mr. Thomas Ehret as a Director of the            Mgmt          For                            For
       Company

7.     Re-elect Mr. Alan Jones as a Director of the              Mgmt          For                            For
       Company

8.     Re-elect Mr. Larry Kinch as a Director of the             Mgmt          For                            For
       Company

9.     Re-elect Mr. John Morgan as a Director of the             Mgmt          For                            For
       Company

10.    Re-elect Mr. Jon Murphy as a Director of the              Mgmt          For                            For
       Company

11.    Re-elect Mr. Mark Nicholls as a Director of               Mgmt          For                            For
       the Company

12.    Re-elect Mr. Mike Wagstaff as a Director of               Mgmt          For                            For
       the Company

13.    Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditor in accordance with Section 384 of the
       Companies Act 1985, until the conclusion of
       the next AGM of the Company in 2008 and authorize
       the Directors to fix their remuneration

14.    Authorize the Directors to exercise the powers            Mgmt          For                            For
       of the Company to make donation to EU Political
       Organizations or to incur EU Political Expenditure
       not exceeding GBP 100,000; aAuthority expires
       the earlier of the conclusion of the next AGM
       of the Company in 2008 or on 05 SEP 2008a;
       for the purposes of this resolution the terms
       Donations, EU Political Organizations and EU
       Political expenditure have the meanings as
       specified

15.    Authorize the Directors, to allot relevant securities     Mgmt          For                            For
       aSection 80 of the Companies Act 1985a up to
       an aggregate nominal amount of GBP 126,014;
       aAuthority expires the earlier of the conclusion
       of the next AGM of the Company in 2008 or on
       05 SEP 2008a; and the Directors may allot relevant
       securities after the expiry of this authority
       in pursuance of such an offer or agreement
       made prior to such expiry

S.16   Authorize the Directors to allot equity securities        Mgmt          For                            For
       aSection 94(2) of the Companies Act 1985a for
       cash pursuant to the authority conferred by
       Resolution 15, disapplying the statutory pre-emption
       rights aSection 89(1)of the Acta, provided
       that this power is limited to the allotment
       of equity securities: a) in connection with
       a rights issue in favor of ordinary shareholders;
       b) up to an aggregate nominal amount of GBP
       26,699 ;aAuthority expires the earlier of the
       conclusion of the next AGM of the Company in
       2008 or on 05 SEP 2008a; and the Directors
       may allot equity securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

S.17   Authorize the Company, for the purpose of Section         Mgmt          For                            For
       166 of the Companies Act 1985, to make 1 or
       more market purchases aSection 163(3) of that
       Acta of up to 13,349,629 a10% of the Company
       s issued share capitala, on the London Stock
       Exchange of ordinary shares of 0.4 pence each
       in the capital of the Company, at a minimum
       price of 0.4 pence and up to 5% of the average
       middle market quotations for such shares derived
       from the London Stock Exchange Daily Official
       List, over the previous 5 business days; aAuthority
       expires the earlier of the conclusion of the
       next AGM of the Company in 2008 or on 05 SEP
       2008a; the Company, before the expiry, may
       make a contract to purchase ordinary shares
       which will or may be executed wholly or partly
       after such expiry

S.18   Amend the Articles of Association of the Company          Mgmt          For                            For
       as specified




--------------------------------------------------------------------------------------------------------------------------
 WHITBREAD PLC                                                                               Agenda Number:  701052970
--------------------------------------------------------------------------------------------------------------------------
    Security:  G9606P130                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  04-Sep-2006
        ISIN:  GB00B15F1S11
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the proposed disposal by Whitbread Group          Mgmt          For                            For
       PLC, a wholly-owned subsidiary of the Company,
       of its entire shareholding in Pizza Hut UK
       to Yum! on the terms of the Share Purchase
       Agreements as specified and authorize the Directors
       or a duly authorised Committee of them  to
       do all things that are necessary or desirable
       to give effect to the disposal on or substantially
       on the terms of the Share Purchase Agreements
       with such modifications, amendments, variations
       or waivers as are necessary or desirable and
       not of a material nature




--------------------------------------------------------------------------------------------------------------------------
 WHITBREAD PLC                                                                               Agenda Number:  701109286
--------------------------------------------------------------------------------------------------------------------------
    Security:  G9606P130                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  18-Dec-2006
        ISIN:  GB00B15F1S11
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve: conditional on the admission to the              Mgmt          For                            For
       Daily Official List of the UK Listing Authority
       and to trading on London Stock Exchange PLC
       s market for larger and established Companies
       becoming effective aListinga by 8.00am on 08
       JAN 2007 aor such later time and/or date as
       the Directors may determinea of the new ordinary
       shares aas defined in this Resolutiona: to
       increase the authorized share capital of the
       Company from GBP 317,650,002 to GBP 319,890,002
       by the creation of 224,000,000 non-cumulative
       preference shares of 1 penny each having the
       rights and amend, pursuant to this Resolution,
       the restrictions set out in the Articles of
       Association of the Company aC Sharesa; to authorize
       the Directors to capitalize a maximum sum not
       exceeding GBP 2,240,000 standing to the credit
       of the Company s share premium account and
       to apply such sum in paying up in full the
       C Shares and pursuant to Section 80 of the
       Companies Act 1985 aas amendeda aCompanies
       Acta to allot and issue such C Shares credited
       as fully paid up, up to an aggregate nominal
       amount of GBP 2,240,000 to the holders of the
       ordinary shares of 68.63 pence each in the
       Company aExisting Ordinary Sharesa on the basis
       of 1C Share for each existing ordinary share
       held and recorded on the register of Members
       of the Company at 5.00 pm on 05 JAN 2007 aor
       such other time and/or date as the Directors
       may determinea; aAuthority expires on 17 JUN
       2008a; to sub-divide all the existing ordinary
       shares which at 5.00 pm on 05 JAN 2007 aor
       such other time and date as the Directors of
       the Company may determinea are shown in the
       books of the Company as authorized, whether
       issued or unissued, into new ordinary shares
       of 1.63 pence each in the capital of the Company
       aIntermediate Sharesa; i) all Intermediate
       Shares that are unissued be consolidated into
       new ordinary shares of 76.80 pence each in
       the capital of the Company aUnissued New Ordinary
       Sharesa, provided that, where such consolidation
       would otherwise result in a fraction of an
       Unissued New Ordinary Share, that number of
       Intermediate Shares which would otherwise constitute
       such fraction, together with the minimum number
       of Intermediate Shares as are required aafter
       this resolution has become wholly unconditional
       and effectivea to be cancelled in order that
       the nominal value in pounds sterling of the
       Company s authorized ordinary share capital
       is a whole number, shall be cancelled pursuant
       to Section 121(2)(e) of the Companies Act;
       and ii) all Intermediate Shares that are in
       issue be consolidated into new ordinary shares
       of 76.79 pence each in the capital of the Company
       aNew Ordinary Sharesa, provided that, where
       such consolidation results in any member being
       entitled to a fraction of a New Ordinary Share,
       such fraction shall, so far as possible, be
       aggregated with the fractions of a New Ordinary
       Share to which other members of the Company
       may be entitled and authorize the Directors
       of the Company to sell aor appoint any other
       person to sell to any persona, on behalf of
       the relevant Members, all the New Ordinary
       Shares representing such fractions at the best
       price reasonably obtainable to any person,
       and to distribute the proceeds of sale anet
       of expensesa in due proportion among the relevant
       members entitled thereto asave that any fraction
       of a penny which would otherwise be payable
       shall be rounded up or down in accordance with
       the usual practice of the registrar of the
       Companya; to authorize any Director or any
       person appointed by the Directors of the Company
       to execute an instrument of transfer in respect
       of such shares on behalf of the relevant Members
       and to do all acts and things the Directors
       consider necessary or desirable to effect the
       transfer of such shares to, or in accordance
       with the directions of, any buyer of any such
       shares; approve, for the purposes of Section
       165 of the Companies Act the terms of the proposed
       contract between the Deutsche Bank AG, London
       Branch aDeutsche Banka and the Company under
       which Deutsche Bank will be entitled to require
       the Company to purchase C Shares from them,
       as specified and grant authority for the purpose
       of Section 165 of the Companies Act and such
       approval and authority expire on 17 JUN 2008;
       and that the draft regulations contained in
       the document is submitted to the meeting and
       signed by the Chairman for the purposes of
       identification and adopt the Articles of Association
       of the Company in substitution for and to the
       exclusion of all existing Articles of Association

S.2    Approve, for the purpose of Section 164 of the            Mgmt          For                            For
       Companies Act, the terms of the contract between
       the holders of deferred shares of 1 penny each
       in the capital of the Company aDeferred Sharesa,
       which will be executed by Mr. Simon Barratt
       on behalf of such holders pursuant to Article
       4A(I)(vi) of the Articles of Association of
       the Company; and the Company under which the
       Company will purchase all of its Deferred Shares,
       as specified and that such approval and authority
       shall expire on 17 JUN 2008




--------------------------------------------------------------------------------------------------------------------------
 WHITBREAD PLC, LUTON BEDFORDSHIRE                                                           Agenda Number:  701255499
--------------------------------------------------------------------------------------------------------------------------
    Security:  G9606P197                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  19-Jun-2007
        ISIN:  GB00B1KJJ408
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the annual report and accounts for the            Mgmt          For                            For
       YE 01 MAR 2007

2.     Approve the remuneration report as specified              Mgmt          For                            For
       in the Directors  report and accounts

3.     Approve to declare a final dividend of 22.15p             Mgmt          For                            For
       per ordinary share

4.     Elect Mr. Simon Melliss as a Director                     Mgmt          For                            For

5.     Re-elect Mr. Anthony Habgood as a Director                Mgmt          For                            For

6.     Re-elect Mr. Christopher Rogers as a Director             Mgmt          For                            For

7.     Re-appoint Ernst & Young LLP as the Auditors              Mgmt          For                            For
       to hold the office until the conclusion of
       the Company s next AGM and authorize the Directors
       to set the Auditors  remuneration

8.     Authorize the Directors, in substitution for              Mgmt          For                            For
       Resolution 9 passed at the AGM of the Company
       held on 20 JUN 2006, pursuant to Section 80
       of the Companies Act 1985, ain substitution
       of any previous powera to exercise all powers
       of the Company to allot relevant securities
       awithin the meaning of Section 80 of the Companies
       Act 1985a upon such terms as the Directors
       think fit up to an aggregate nominal amount
       of GBP 49,976,387; aAuthority expires the earlier
       of the conclusion of the AGM of the Company
       to be held in 2008 or 18 DEC 2008a; and the
       Company may make an offer or enter into a contract
       to allot relevant securities which would or
       might be completed wholly or partly after such
       expiry and the Directors may allot relevant
       securities pursuant to such offer or contract

S.9    Authorize the Directors, in substitution for              Mgmt          For                            For
       Resolution 10 passed at the AGM of the Company
       held on 20 JUN 2006, subject to the passing
       of Resolution 8 and pursuant to Section 95
       of the Companies Act 1985, to allot equity
       securities aSection 94 of the Companies Act
       1985a for cash pursuant to the authority conferred
       by Resolution 8, as specified and/or where
       such allotment constitutes an allotment of
       equity securities by virtue of aSection 94(3A)
       of the Companies Act 1985a, disapplying statutory
       pre-emption rights aSection 98(1)a, provided
       that this power is limited to the allotment
       of equity securities: a) in connection with
       a rights issue, open offer or other offers
       to the ordinary shares in the capital of the
       Company in proportion aas nearly as may bea
       to their existing holdings of ordinary shares
       aexcluding any person holding ordinary shares
       as treasury sharesa but subject to such exclusions
       or other arrangements as the Directors may
       consider necessary or desirable in relation
       to fractional entitlements or any legal or
       practical problems under the laws of any territory,
       or the requirement of any regulatory body;
       and b) aotherwise than pursuant to (a) abovea
       up to an aggregate nominal amount of GBP 7,572,179;
       aAuthority expires the earlier of the conclusion
       of the AGM of the Company to be held in 2008
       or 18 DEC 2008a; and the Directors may allot
       equity securities after the expiry of this
       authority in pursuance of such an offer or
       agreement made prior to such expiry

S.10   Authorize the company, pursuant to Section 166            Mgmt          For                            For
       of the Companies Act 1985, to make 1 or more
       market purchases awithin the meaning of Section
       163(3) of the Companies Act 1985a of up to
       19,719,889 ordinary shares in the capital of
       the Company, at a minimum price which may be
       paid for each ordinary share is the nominal
       amount of that share; and maximum price which
       may be paid for each ordinary share is the
       higher of: i) an amount equal to 105% of the
       share, as derived from the Daily Official List,
       for the 5 business days immediately preceding
       the day on which the ordinary share is agreed
       to be purchased, and ii) the higher of the
       price of the last independent trade and the
       highest current independent bid on the London
       Stock Exchange Official List at the time the
       purchase is carried out; and aAuthority expires
       the earlier of the conclusion of the AGM of
       the Company to be held in 2008 or 18 DEC 2008a;
       the Company, before the expiry, may make a
       contract to purchase ordinary shares which
       will or may be executed wholly or partly after
       such expiry

S.11   Approve, the terms of the contract between:               Mgmt          For                            For
       1) all holders of deferred C shares of 1p each
       in the capital of the Company athe  Deferred
       C shares a, which will be executed by Mr. Simon
       Barratt on behalf of such holders pursuant
       to Article 4B(l)(vi) of the Articles of Association
       of the Company; and 2) the Company under which
       the Company will purchase all of its deferred
       C shares aas specifieda, and grant authority
       for the purposes of Section 164 of the Companies
       Act 1985; and aAuthority expires on 18 DEC
       2008a




--------------------------------------------------------------------------------------------------------------------------
 WM. MORRISON SUPERMARKETS PLC                                                               Agenda Number:  701225989
--------------------------------------------------------------------------------------------------------------------------
    Security:  G62748119                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-May-2007
        ISIN:  GB0006043169
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Directors report and the audited              Mgmt          For                            For
       financial statement for the 53 weeks ended
       04 FEB 2007

2.     Approve the Directors  remuneration report for            Mgmt          For                            For
       the 53 weeks ended 04 FEB 2007

3.     Declare a final dividend of 3.375p per share              Mgmt          For                            For
       payable on 29 MAY 2007 to ordinary shareholders
       on the register of Members at the close of
       business on 27 APR 2007

4.     Re-elect Mr. R. Owen as a Director                        Mgmt          For                            For

5.     Re-elect Mr. M. Bolland as a Director                     Mgmt          For                            For

6.     Re-elect Mr. M. Jones as a Director                       Mgmt          For                            For

7.     Re-appoint KPMG Audit Plc as the Auditors of              Mgmt          For                            For
       the Company to hold Office until the conclusion
       of the next general meeting at which the accounts
       are laid before the Company remuneration to
       be fixed by the Directors

S.8    Authorize the Company, to make market purchases           Mgmt          For                            For
       aSection 163(3) of the Companies Act 1985 athe
       Actaa of up to 151,900,000 ordinary shares
       of 10p each and 28,266 preference shares 5
       1/4% cumulative redeemable convertible preference
       shares of GBP 1.00 each a 5.7% and 10% of the
       issued share capital of each class of sharesa
       in the capital of the Company, at a minimum
       price of their respective par values and not
       more than 5% above the average market quotations
       for such shares derived from the London Stock
       Exchange Daily Official List, over the previous
       5 business days; aAuthority expires at the
       conclusion of the next AGMa; the Company, before
       the expiry, may make a contract to purchase
       ordinary shares which will or may be executed
       wholly or partly after such expiry

9.     Approve, for the purposes of the authority conferred      Mgmt          For                            For
       by Article 7(2) of the Company s Articles of
       Association aauthority to allot relevant securitiesa
       the prescribed period shall be from the date
       of passing of this Resolution until 30 JUN
       2008 or, if earlier, the expiry of the next
       AGM of the Company and the Section 80 amount
       shall be GBP 80,300,000 a30.0% of the issued
       share capital of the Company at 27 MAR 2007a

S.10   Approve, for the purposes of the power conferred          Mgmt          For                            For
       by Article 7(3) of the Company s Articles of
       Association apower to allot equity securities
       for casha the prescribed period shall be from
       the date of passing of this Resolution until
       30 JUN 2008 or, if earlier, the expiry of the
       next AGM of the Company and the Section 89
       amount shall be GBP 13,387,561 a5% of the issued
       ordinary share capital at 27 MAR 2007a

11.    Approve the rules of Wm. Morrison Supermarkets            Mgmt          For                            For
       Long-Term Incentive Plan athe Plana referred
       to in the Chairman s letter to shareholders
       dated 27 MAR 2007 and produced in draft to
       this meeting and, for the purposes of identification,
       initialed by the Chairman, and authorize the
       Directors to: i) make such modifications to
       the Plan as they may consider appropriate for
       the implementation of the Plan and to adopt
       the Plan as so modified and to implement the
       Plan and ii) establish further plans based
       on the Plan but modified to take account of
       local tax, exchange control of Securities Laws
       in overseas territories, provided that any
       shares made available under such further plans
       are treated as counting against the limits
       on individual or overall participation in the
       Plan

12.    Approve the Share Incentive Award athe Awarda             Mgmt          For                            For
       for Marc Bolland referred to in the Chairman
       s letter to shareholders dated 27 MAR 2007
       and produced in draft to this meeting and,
       for the purposes of identification, initialled
       by the Chairman and authorize the Directors
       to do all such acts and things as they may
       consider appropriate to implement the Award

S.13   Amend the Articles of association to allow website        Mgmt          For                            For
       communication with shareholders by inserting
       the Article 163 (3), 166 and by deleting words
       from Articles 166, 171, 172, 173 and final
       sentience of Article 171 by the addition of
       the following new Article 174 and the consequent
       renumbering of existing Articles 174 to 177
       as Articles 175 to 178 accordingly




--------------------------------------------------------------------------------------------------------------------------
 WOLVERHAMPTON & DUDLEY BREWERIES PLC                                                        Agenda Number:  701113540
--------------------------------------------------------------------------------------------------------------------------
    Security:  G97336120                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  08-Jan-2007
        ISIN:  GB0031229452
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to sub-divide each ordinary share of              Mgmt          For                            For
       29.5p in the capital of the Company into 4
       ordinary shares of 7.375p each aeach a New
       Ordinary Sharea, subject to and conditional
       upon admission of the issued New Ordinary Shares
       to the Official List of the UK Listing Authority
       and to trading on the London Stock Exchange
       s main market for listed securities becoming
       effective

S.2    Authorize the Company, subject to the passing             Mgmt          For                            For
       of Resolution 1, to make market purchases aSection
       163(3) of the Companies Act 1985a of up to
       41,900,180 ordinary shares of 7.375 pence each
       in the capital of the Company, at a minimum
       price aexclusive of expensesa of 7.375 pence
       abeing the nominal value of an ordinary sharea
       and the maximum price aexclusive of expensesa
       is the higher of an amount equal to 105% of
       the average middle market quotations for such
       shares derived from the London Stock Exchange
       Daily Official List for the 5 business days
       immediately preceding the day on which the
       ordinary share is contracted to be purchased;
       and an amount equal to the higher of the price
       of the last independent trade of an ordinary
       share and the highest current independent bid
       for an ordinary share as derived from the London
       Stock Exchange Trading System; aAuthority expires
       at the close of the AGM of the Company to be
       held on 26 JAN 2007a; and the Company, before
       the expiry, may make a contract to purchase
       ordinary shares which will or may be executed
       wholly or partly after such expiry

S.3    Approve to change the name of the Company to              Mgmt          For                            For
       Marston s PLC




--------------------------------------------------------------------------------------------------------------------------
 YANTAI RAFFLES SHIPYARD PTE LTD, SINGAPORE                                                  Agenda Number:  701229800
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y9732T105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  11-May-2007
        ISIN:  SG9999002265
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors report and the            Mgmt          For                            For
       audited accounts for the FYE 31 DEC 2006, together
       with the Auditors  report thereon

2.     Re-elect Mr. Brian Chang as a Director, who               Mgmt          For                            For
       retires by rotation pursuant to Article 91
       of the Articles of Association of the Company

3.     Re-elect Mr. Francis James Reidy as a Director,           Mgmt          For                            For
       who retires by rotation pursuant to Article
       91 of the Articles of Association of the Company

4.     Re-elect Mr. Dato Surin Upatkoon as a Director,           Mgmt          For                            For
       who retires pursuant to Article 97 of the Articles
       of Association of the Company

5.     Re-elect Mr. Michael Lindsay Sharp as a Director,         Mgmt          For                            For
       who retires pursuant to Article 97 of the Articles
       of Association of the Company

6.     Re-elect Mr. Ang Kong Hua as a Director, who              Mgmt          For                            For
       retires pursuant to Article 97 of the Articles
       of Association of the Company

7.     Re-elect Mr. Sum Soon Lim as a Director, who              Mgmt          For                            For
       retires pursuant to Article 97 of the Articles
       of Association of the Company

8.     Appoint Messrs. Ernst and Young as the Auditors           Mgmt          For                            For
       in place of the retiring Auditors, BSPL and
       associates and authorize the Directors to fix
       their remuneration

9.     Grant authority to issue shares                           Mgmt          For                            For

10.    Amend the rules of Yantai Raffles Executive               Mgmt          Against                        Against
       Share Option Scheme

11.    Transact any other business                               Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 YARA INTL ASA                                                                               Agenda Number:  701216219
--------------------------------------------------------------------------------------------------------------------------
    Security:  R9900C106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  10-May-2007
        ISIN:  NO0010208051
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Elect the Chairperson of the meeting and a person         Mgmt          For                            For
       to co-sign the minutes of the general meeting

2.     Approve the financial statements and statutory            Mgmt          For                            For
       reports and the allocation of income and dividends
       of NOK 2.50 per share

3.     Approve the Remuneration Policy and other Terms           Mgmt          For                            For
       of Employment for Executive Management

4.     Approve the remuneration of the Auditor                   Mgmt          For                            For

5.     Approve the remuneration of the Members of the            Mgmt          For                            For
       Board

6.     Approve the remuneration of the Members of the            Mgmt          For                            For
       Election Committee

7.     Approve NOK 19.4 million reduction in share               Mgmt          For                            For
       capital via cancellation of 7.3 million repurchased
       shares and redemption of 4.1 million shares
       held by Norwegian state

8.     Authorize the Board for acquisition of own shares         Mgmt          For                            For
       up to 5% of issued shares in Yara International
       ASA




--------------------------------------------------------------------------------------------------------------------------
 YIT OYJ                                                                                     Agenda Number:  701138958
--------------------------------------------------------------------------------------------------------------------------
    Security:  X9862Q104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  16-Mar-2007
        ISIN:  FI0009800643
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. SHOULD YOU
       HAVE ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE AT ADP. THANK YOU

       MARKET RULES REQUIRE ADP TO DISCLOSE BENEFICIAL           Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR ADP CLIENT SERVICE REPRESENTATIVE.
       THIS INFORMATION IS REQUIRED IN ORDER FOR ADP
       TO LODGE YOUR VOTE

1.1    Receive financial statements and statutory reports        Mgmt          Abstain                        Against

1.2    Receive the Auditor s report                              Mgmt          Abstain                        Against

1.3    Accept financial statements and statutory statements      Mgmt          For                            For

1.4    Approve allocation of income and dividends of             Mgmt          For                            For
       EUR 0.65 per share

1.5    Approve resolution on record date referred to             Mgmt          For                            For
       in the book entry securities system

1.6    Approve discharge of Board and President                  Mgmt          For                            For

1.7    Approve to fix the number of Directors at 5               Mgmt          For                            For
       and approve their remuneration

1.8    Approve the remuneration of the Auditors                  Mgmt          Against                        Against

1.9.1  Re-elect Mr. Reino Hanhinen as a Director                 Mgmt          For                            For

1.9.2  Re-elect Mr. Eino Halonen as a Director                   Mgmt          For                            For

1.9.3  Re-elect Ms. Sari Baldauf as a Director                   Mgmt          For                            For

1.9.4  Re-elect Mr. Antti Herlin as a Director                   Mgmt          For                            For

1.9.5  Re-elect Mr. Teuvo Salminen as a Director                 Mgmt          For                            For

1.10   Ratify PricewaterhouseCoopers as the Auditors             Mgmt          For                            For

2.     Amend the Articles to comply with New Finnish             Mgmt          For                            For
       Companies Act regarding replace references
       to nominal value of shares and minimum and
       maximum share capital with statement that shares
       belong to book-entry securities system other
       amendments

3.     Amend the Stock Option Plan to delete provision           Mgmt          Against                        Against
       setting maximum amount by which share capital
       can be increased

4.     Approve to increase the share capital by EUR              Mgmt          For                            For
       82.8 million by means of a reserve fund transfer




--------------------------------------------------------------------------------------------------------------------------
 YOSHIMOTO KOGYO CO.,LTD.                                                                    Agenda Number:  701286026
--------------------------------------------------------------------------------------------------------------------------
    Security:  J97976104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2007
        ISIN:  JP3958600003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Expand Business Lines, Reduce          Mgmt          For                            For
       Board Size to 8

3      Approve Corporate Demerger                                Mgmt          For                            For

4.1    Appoint a Director                                        Mgmt          For                            For

4.2    Appoint a Director                                        Mgmt          For                            For

4.3    Appoint a Director                                        Mgmt          For                            For

4.4    Appoint a Director                                        Mgmt          For                            For

4.5    Appoint a Director                                        Mgmt          For                            For

4.6    Appoint a Director                                        Mgmt          For                            For

4.7    Appoint a Director                                        Mgmt          For                            For

5.1    Appoint a Corporate Auditor                               Mgmt          For                            For

5.2    Appoint a Corporate Auditor                               Mgmt          For                            For

6      Appoint a Supplementary Auditor                           Mgmt          For                            For

7      Appoint Accounting Auditors                               Mgmt          For                            For

8      Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Directors and Corporate         Auditors

9      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 ZIJIN MINING GROUP CO LTD                                                                   Agenda Number:  701040139
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y9892H107                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  18-Aug-2006
        ISIN:  CN000A0BKW45
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Amend the Articles of Association of the Company          Mgmt          For                            For
       as specified and approve that each amended
       Article is independent and shall not affect
       the validity of other Articles; authorize any
       Director or Secretary to the Board of Directors
       to modify the wordings of such amendments as
       appropriate  such amendments will not be required
       to be approved by the shareholders of the Company
       and to do all such things as necessary in
       respect of the amendments to the Articles of
       Association pursuant to the requirements  if
       any  of the relevant PRC authorities  including
       but not limited to, all applications, filings
       and registrations with the relevant authorities

       PLEASE NOTE THAT THE ELECTION OF DIRECTORS OF             Non-Voting
       THE THIRD BOARD OF DIRECTORS WOULD BE CARRIED
       OUT BY CUMULATIVE VOTING. THANK YOU.

2.1    Elect Mr. Chen Jinghe as a Director of the 3rd            Mgmt          For                            For
       Board of Directors

2.2    Elect Mr. Liu Xiaochu as a Director of the 3rd            Mgmt          For                            For
       Board of Directors

2.3    Elect Mr. Luo Yingnan as a Director of the 3rd            Mgmt          For                            For
       Board of Directors

2.4    Elect Mr. Lan Fusheng as a Director of the 3rd            Mgmt          For                            For
       Board of Directors

2.5    Elect Mr. Huang Xiaodong as a Director of the             Mgmt          For                            For
       3rd Board of Directors

2.6    Elect Mr. Zou Laichang as a Director of the               Mgmt          For                            For
       3rd Board of Directors

2.7    Elect Mr. Ke Xiping as a Director of the 3rd              Mgmt          For                            For
       Board of Directors

2.8    Elect Mr. Su Congfu as a Director of the 3rd              Mgmt          For                            For
       Board of Directors

2.9    Elect Mr. Chen Yichuan as a Director of the               Mgmt          For                            For
       3rd Board of Directors

2.10   Elect Mr. Lin Yongjing as a Director of the               Mgmt          For                            For
       3rd Board of Directors

2.11   Elect Mr. Loong Ping Kwan as a Director of the            Mgmt          For                            For
       3rd Board of Directors

       PLEASE NOTE THAT THE ELECTION OF REPRESENTATIVE           Non-Voting
       SUPERVISORS OF THE THIRD SUPERVISORY COMMITTEE
       WOULD BE CARRIED OUT BY CUMULATIVE VOTING.
       THANK YOU.

2.12   Elect Mr. Zheng Jingxing as a Supervisor of               Mgmt          For                            For
       the 3rd Supervisory Committee

2.13   Elect Mr. Xu Qiang as a Supervisor of the 3rd             Mgmt          For                            For
       Supervisory Committee

2.14   Elect Mr. Lin Jingtian as a Supervisor of the             Mgmt          For                            For
       3rd Supervisory Committee

3.1    Elect Supervisors representing shareholders               Mgmt          Abstain                        Against
       of the Company of the third Supervisory Committee
       by way of cumulative voting

3.2    Approve to confirm Ms. Lan Liying as a Supervisor         Mgmt          For                            For
       representing the staff and workers of the Company

3.3    Approve to confirm Mr. Zhang Yumin as a Supervisor        Mgmt          For                            For
       representing the staff and workers of the Company

4.     Authorize the Board of Directors to enter into            Mgmt          For                            For
       service contract and/or appointment letter
       with each of the newly elected Directors and
       Supervisors respectively subject to such terms
       and conditions as the Board of Directors shall
       think fit and to do all such acts and things
       to give effect to such matters

5.     Authorize the Board of Directors to determine             Mgmt          For                            For
       the remuneration of the newly elected Directors
       and Supervisors




--------------------------------------------------------------------------------------------------------------------------
 ZIJIN MINING GROUP CO LTD                                                                   Agenda Number:  701100668
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y9892H107                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  28-Dec-2006
        ISIN:  CN000A0BKW45
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify, the agreement entered in              Mgmt          For                            For
       to between the Company s Subsidiary Bayannaoer
       Zijin and the Gansu Jianxin Enterprise Group
       Company Limited on 23 OCT 2006  the 2006-2008
       Agreement , as specified, the terms thereof
       and the non-exempt continuing connected transaction
       the Non-exempt Continuing Connected Transaction
       contemplated thereunder

2.     Approve the annual cap of the 2006-2008 Agreement         Mgmt          For                            For
       for each of the 3 YE 31 DEC 2008 being RMB
       75,000,000, RMB 1,200,000,000 and RMB 1,200,000,000
       respectively

3.     Authorize any 1 Director for and on behalf of             Mgmt          For                            For
       the Company to execute all such other documents,
       instruments and the agreements and to do all
       such acts or things deemed by him/her to be
       incidental to, ancillary to or in connection
       with the Non-exempt Continuing Connected Transaction




--------------------------------------------------------------------------------------------------------------------------
 ZIJIN MINING GROUP CO LTD                                                                   Agenda Number:  701142010
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y9892H107                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  26-Mar-2007
        ISIN:  CN000A0BKW45
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1.A  Authorize the Board, subject to and conditional           Mgmt          For                            For
       upon the obtaining of the approval from the
       CSRC regarding the share consolidation and
       the A share issue of A shares of RMB 1.00 each
       and the granting of approval by the Listing
       Committee for the listing of, and permission
       to deal in the consolidated H Shares, to decide
       aby reference to the relevant law, rules and
       regulations and the request of the Relevant
       Authoritiesa whether to effect the share consolidation
       on every 10 issued ordinary shares of RMB 0.10
       each in the share capital of the Company be
       consolidated into 1 share of RMB 1.00 each
       aeach a Consolidated Sharea, such consolidated
       shares shall rank pari passu in all respects
       with each other

S.1.B  Authorize the Board, subject to and conditional           Mgmt          For                            For
       upon the obtaining of the approval from the
       CSRC regarding the share consolidation and
       the A share issue of A shares of RMB 1.00 each
       and the granting of approval by the Listing
       Committee for the listing of, and permission
       to deal in the consolidated H Shares, to decide
       aby reference to the relevant law, rules and
       regulations and the request of the Relevant
       Authoritiesa whether to effect the share consolidation
       that no fractional consolidated shares will
       be issued to the holders of the domestic shares
       and H shares and all fractions of the consolidated
       H shares to which holders of issued H shares
       of RMB 1.00 each in the share capital of the
       Company would otherwise be entitled, if any,
       shall be aggregated, and sold for the benefit
       of the Company

S.1.C  Authorize the Board of Directors of the Company           Mgmt          For                            For
       athe Directorsa, subject to and conditional
       upon the obtaining of the approval from the
       CSRC regarding the share consolidation and
       the A share issue of A shares of RMB 1.00 each
       and the granting of approval by the Listing
       Committee for the listing of, and permission
       to deal in the consolidated H Shares, to decide
       aby reference to the relevant law, rules and
       regulations and the request of the Relevant
       Authoritiesa whether to effect the share consolidation,
       to do all such acts and things and execute
       such documents, including under the seal of
       the Company, where applicable, as they consider
       necessary or expedient to give effect to the
       foregoing arrangements aincluding application
       for and registration of the change in the structure
       of the registered share capital of the Companya

S2A.1  Approve to issue A type of shares                         Mgmt          For                            For

S2A.2  Approve to place A shares to Shanghai Stock               Mgmt          For                            For
       Exchange listing

S2A.3  Approve to issue a maximum of 150,000,000 A               Mgmt          For                            For
       Shares of RMB 1.00 each or 1,500,000,000 A
       Shares of RMB 0.10 each; the final number of
       A Shares to be issued and the structure of
       the issue is subject to the approval by CSRC
       and other Relevant Authorities and adjustments
       aif anya made by the Board as authorized by
       the Shareholders at the EGM and the CLS meeting

S2A.4  Approve that the Members of the PRC public ai.e.          Mgmt          For                            For
       PRC individuals and institutional investors
       aincluding qualified foreign institutional
       investors recognised in the PRCa having A Share
       accounts with the Shanghai Stock Exchangea,
       except those prohibited under PRC laws and
       regulations

S2A.5  Approve the nominal value of RMB 1.00 or RMB              Mgmt          For                            For
       0.10 per A shares adepending on the approval
       of the relevant authoritiesa

S2A.6  Approve that the A Shares, except as otherwise            Mgmt          For                            For
       provided for in the applicable laws, rules
       and regulations and the Articles of Association,
       will rank pari passu in all respects with the
       domestic shares or the consolidated domestic
       shares aas the case may bea and H Shares or
       the Consolidated H Shares aas the case may
       bea; once A share issue is completed, both
       new and existing shareholders will be entitled
       to share the accumulated retained earnings
       at the time of the A Share Issue; for the avoidance
       of doubt, the holders of the A shares will
       not be entitled to any dividends declared prior
       to the issue of A shares

S2A.7  Approve that the issue price of the A share               Mgmt          For                            For
       issue will be determined on the basis of market
       conditions, the condition prevailing in the
       PRC securities market at the time of the A
       share issue by way of customary market consultation
       and such other ways as approved by CSRC; thus,
       the amount of funds to be raised from the A
       share issue cannot be confirmed at the date
       of the announcement, but the offer price will
       not be lower than 90% of the higher of: i)
       the average closing price of the Company s
       Consolidated H Shares or H Shares aas the case
       may bea on the Stock Exchange for the 20 trading
       days preceding to the date of the A share prospectus;
       or ii) the closing price of the Company s Consolidated
       H Shares or H Shares aas the case may bea on
       the Stock Exchange on the trading day immediately
       preceding to the date of the A share prospectus

S2A.8  Approve that the issue will be conducted via              Mgmt          For                            For
       placement through offline offering to institutional
       investors as approved by CSRC, and placement
       through online subscription at issue price,
       or such other method as approved by CSRC

S2B.1  Approve, subject to the passing of Special Resolution     Mgmt          For                            For
       2A, to apply the net proceeds from the A share
       issue approximately RMB 1,520 million for expansion
       of open-pit mining in the Zijinshan gold and
       copper mine

S2B.2  Approve, subject to the passing of Special Resolution     Mgmt          For                            For
       2A, to apply the net proceeds from the A share
       issue approximately RMB 462 million for expansion
       of Hunchun gold and copper mine

S2B.3  Approve, subject to the passing of Special Resolution     Mgmt          For                            For
       2A, to apply the net proceeds from the A share
       issue approximately RMB 199 million for a 200
       tonnes/day refractory gold concentrates smelter/
       refinery project

S2B.4  Approve, subject to the passing of Special Resolution     Mgmt          For                            For
       2A, to apply the net proceeds from the A share
       issue approximately RMB357 million for exploration
       projects

S2B.5  Approve, subject to the passing of Special Resolution     Mgmt          For                            For
       2A, to apply the net proceeds from the A share
       issue approximately RMB300 million for acquisition
       of mining rights

S2B.6  Approve, subject to the passing of Special Resolution     Mgmt          For                            For
       2A, to apply the net proceeds from the A share
       issue approximately RMB93 million for increase
       in registered capital of associate Company(ies)

S2B.7  Approve, subject to the passing of Special Resolution     Mgmt          For                            For
       2A, to apply the net proceeds from the A share
       issue approximately RMB3,150 million for overseas
       investment, which includes: acquisition of
       the shares of an overseas Company; acquisition
       of an overseas gold mine; submitting tender
       for a copper mining project in Peru; and developing
       an overseas lead and zinc project

S.2.B  Approve that the proceeds obtained from the               Mgmt          For                            For
       A share issue aafter deducting the administrative
       costs in relation to the proposed A share issuea
       shall be used to facilitate the above mentioned
       projects first; to the extent that the net
       proceeds from the A share issue are higher
       than the above, the additional net proceeds
       shall be used as general working capital; to
       the extent that the net proceeds from the A
       share issue are not sufficient to fund the
       uses set forth above, the Company shall fund
       the balance through various means; and authorize
       the Board to determine the use of the proceeds
       by taking into account the actual funds raised
       and the circumstances of each of the above-mentioned
       projects but subject to the approval of the
       Relevant Authorities

S.2.C  Authorize the Board, subject to the passing               Mgmt          For                            For
       of Special Resolution 2A above, the A share
       issue and the following terms and conditions,
       to take all necessary actions and/ or sign
       any documents in connection with the A share
       issue, including but not limited to the following
       matters: a) to deal with the issue and listing
       with respect to the A Share Issue and other
       related application procedures and other formalities
       aincluding but not limited to the listing of
       the A shares on the Shanghai Stock Exchangea;
       b) to confirm the appropriate time of issue,
       manner of issue, and to determine the issue
       price, par value of A shares and issue quantity
       according to the market conditions and in compliance
       with the relevant regulations; c) approve the
       application of the use of the net proceeds
       from the A share issue subject to the approval
       of the CSRC; d) approve each of the documents
       and contracts relating to the A share issue;
       e) make appropriate and necessary amendments
       of the relevant provisions of the Articles
       of Association and the procedural rules of
       the Company in connection with the A share
       issue; f) deal with the registration procedures
       in respect of the change in registered capital
       and the amendments of the Articles of Association
       upon completion of the A share issue; g) deal
       with all procedures relating to the A share
       issue according to Laws including all the procedures
       that are required to be followed under the
       laws, regulations and listing rules of the
       places of listing of the domestic and H shares

S.2.D  Approve that the Special Resolutions 2A, 2B               Mgmt          For                            For
       and 2C will be effective for a period of 1
       year from the date of approval at the EGM and
       the separate CLS meeting

S.3    Amend the Articles of Association of the Company          Mgmt          For                            For
       as specified and such amendments shall take
       effect upon completion of the A share issue,
       conditional upon obtaining any approval, endorsement
       or registration as may be necessary from the
       relevant authorities; and authorize the Board
       to deal with on behalf of the Company the relevant
       application, approval, registration, filing
       procedures and other related issues arising
       from the amendments of the Articles of Association;
       and authorize the Directors to make further
       amendments to the Articles of Association in
       order to fulfill any request that may be raised
       or made by the Relevant Authorities during
       the approval, endorsement and/or registration
       of the amendments of the Articles of Association

S.4    Approve and adopt, the Rules and Procedures               Mgmt          For                            For
       of the Board, as specified, by the Company
       in substitution and to the exclusion of the
       existing rules, such Rules and Procedures of
       the Board shall take effect conditional upon
       any approval, endorsement or registration aas
       applicablea from or with the relevant authorities;
       and authorize the Board to make further amendments
       of the Rules and Procedures of the Board in
       order to fulfill any request that may be raised
       or made by the Relevant Authorities during
       the approval, endorsement and/or registration
       of the rules and procedures of the Board

S.5    Approve and adopt, the Rules and Procedures               Mgmt          For                            For
       of Shareholders  general meetings, as specified,
       by the Company in substitution and to the exclusion
       of the existing rules, such Rules and Procedures
       of Shareholders  general meetings shall take
       effect conditional upon any approval, endorsement
       or registration aas applicablea from or with
       the relevant authorities; and authorize the
       Board to make further amendments of the rules
       and procedures of Shareholders  general meetings
       in order to fulfill any request that may be
       raised or made by the Relevant Authorities
       during the approval, endorsement and/or registration
       of the rules and procedures of Shareholders
       general meetings

S.6    Approve and adopt, the Rules and Procedures               Mgmt          For                            For
       of the Supervisory Committee, as specified,
       by the Company in substitution and to the exclusion
       of the existing rules, such Rules and Procedures
       of the Supervisory Committee shall take effect
       conditional upon any approval, endorsement
       or registration aas applicablea from or with
       the relevant authorities; and authorize the
       Board to make further amendments of the Rules
       and Procedures of the Supervisory Committee
       in order to fulfill any request that may be
       raised or made by the Relevant Authorities
       during the approval, endorsement and/or registration
       of the rules and procedures of the Supervisory
       Committee

1.     Approve and adopt, the rules for Independent              Mgmt          For                            For
       Directors aIndependent Directors Rulesa, as
       specified, by the Company in substitution and
       to the exclusion of the existing rules, such
       Independent Directors  Rules shall take effect
       conditional upon any approval, endorsement
       or registration aas applicablea from or with
       the relevant authorities; and authorize the
       Board to make further amendments of the Independent
       Directors  Rules in order to fulfill any request
       that may be raised or made by the Relevant
       Authorities during the approval, endorsement
       and/or registration of the Independent Directors
       Rules




--------------------------------------------------------------------------------------------------------------------------
 ZIJIN MINING GROUP CO LTD                                                                   Agenda Number:  701167416
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y9892H107                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  26-Mar-2007
        ISIN:  CN000A0BKW45
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 360366 DUE TO ADDITION OF RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       PLEASE NOTE THAT THIS IS A CLASS MEETING. THANK           Non-Voting
       YOU

S.1.A  Authorize the Board, subject to and conditional           Mgmt          For                            For
       upon the obtaining of the approval from the
       CSRC regarding the share consolidation and
       the A share issue of A shares of RMB 1.00 each
       and the granting of approval by the Listing
       Committee for the listing of, and permission
       to deal in the consolidated H Shares, to decide
       aby reference to the relevant law, rules and
       regulations and the request of the Relevant
       Authoritiesa whether to effect the share consolidation
       on every 10 issued ordinary shares of RMB 0.10
       each in the share capital of the Company be
       consolidated into 1 share of RMB 1.00 each
       aeach a Consolidated Sharea, such consolidated
       shares shall rank pari passu in all respects
       with each other

S.1.B  Authorize the Board, subject to and conditional           Mgmt          For                            For
       upon the obtaining of the approval from the
       CSRC regarding the share consolidation and
       the A share issue of A shares of RMB 1.00 each
       and the granting of approval by the Listing
       Committee for the listing of, and permission
       to deal in the consolidated H Shares, to decide
       aby reference to the relevant law, rules and
       regulations and the request of the Relevant
       Authoritiesa whether to effect the share consolidation
       that no fractional consolidated shares will
       be issued to the holders of the domestic shares
       and H shares and all fractions of the consolidated
       H shares to which holders of issued H shares
       of RMB 1.00 each in the share capital of the
       Company would otherwise be entitled, if any,
       shall be aggregated, and sold for the benefit
       of the Company

S.1.C  Authorize the Board of Directors of the Company           Mgmt          For                            For
       athe Directorsa, subject to and conditional
       upon the obtaining of the approval from the
       CSRC regarding the share consolidation and
       the A share issue of A shares of RMB 1.00 each
       and the granting of approval by the Listing
       Committee for the listing of, and permission
       to deal in the consolidated H Shares, to decide
       aby reference to the relevant law, rules and
       regulations and the request of the Relevant
       Authoritiesa whether to effect the share consolidation,
       and to do all such acts and things and execute
       such documents, including under the seal of
       the Company, where applicable, as they consider
       necessary or expedient to give effect to the
       foregoing arrangements aincluding application
       for and registration of the change in the structure
       of the registered share capital of the Companya

S2A.1  Approve to issue the A type of shares                     Mgmt          For                            For

S2A.2  Approve to place A shares to Shanghai Stock               Mgmt          For                            For
       Exchange listing

S2A.3  Approve to issue a maximum of 150,000,000 A               Mgmt          For                            For
       Shares of RMB 1.00 each or 1,500,000,000 A
       Shares of RMB 0.10 each; the final number of
       A Shares to be issued and the structure of
       the issue is subject to the CSRC and other
       Relevant authorities and adjustments aif anya
       made by the Board as authorized by the Shareholders
       at the EGM and the CLS meeting

S2A.4  Approve that the Members of the PRC public aPRC           Mgmt          For                            For
       individuals and institutional investors aincluding
       qualified foreign institutional investors recognised
       in the PRCa having A Share accounts with the
       Shanghai Stock Exchangea, except those prohibited
       under PRC laws and regulations

S2A.5  Approve the nominal value of RMB 1.00 or RMB              Mgmt          For                            For
       0.10 per A shares adepending on the approval
       of the relevant authoritiesa

S2A.6  Approve that the A Shares, except as otherwise            Mgmt          For                            For
       provided for in the applicable laws, rules
       and regulations and the Articles of Association,
       will rank pari passu in all respects with the
       domestic shares or the consolidated domestic
       shares aas the case may bea and H Shares or
       the Consolidated H Shares aas the case may
       bea; once the A share issue is completed, both
       new and existing shareholders will be entitled
       to share the accumulated retained earnings
       at the time of the A Share Issue; for the avoidance
       of doubt, the holders of the A shares will
       not be entitled to any dividends declared prior
       to the issue of A shares

S2A.7  Approve the issue price of the A share issue              Mgmt          For                            For
       will be determined on the basis of market conditions,
       the condition prevailing in the PRC securities
       market at the time of the A share issue by
       way of customary market consultation and such
       other ways as CSRC; thus, the amount of funds
       to be raised from the A share issue cannot
       be confirmed at the date of the announcement,
       but the offer price will not be lower than
       90% of the higher of: i) the average closing
       price of the Company s Consolidated H Shares
       or H Shares aas the case may bea on the Stock
       Exchange for the 20 trading days preceding
       to the date of the A share prospectus; or ii)
       the closing price of the Company s Consolidated
       H Shares or H Shares aas the case may bea on
       the Stock Exchange on the trading day immediately
       preceding to the date of the A share prospectus

S2A.8  Approve that the issue will be conducted via              Mgmt          For                            For
       placement through offline offering to institutional
       investors as by CSRC, and placement through
       online subscription at issue price, or such
       other method as by CSRC

S2B.1  Approve, subject to the passing of Special Resolution     Mgmt          For                            For
       2A, to apply the net proceeds from the A share
       issue approximately RMB 1,520 million for expansion
       of open-pit mining in the Zijinshan gold and
       copper mine

S2B.2  Approve, subject to the passing of Special Resolution     Mgmt          For                            For
       2A, to apply the net proceeds from the A share
       issue approximately RMB 462 million for expansion
       of Hunchun gold and copper mine

S2B.3  Approve, subject to the passing of Special Resolution     Mgmt          For                            For
       2A, to apply the net proceeds from the A share
       issue approximately RMB 199 million for a 200
       tonnes/day refractory gold concentrates smelter/refinery
       project

S2B41  Approve approximately RMB 357 million for the             Mgmt          For                            For
       exploration of Zijin gold mine and the area
       around

S2B42  Approve approximately RMB 357 million for the             Mgmt          For                            For
       re-exploration of Shanxi Yixingzhai gold mine

S2B43  Approve approximately RMB 357 million for the             Mgmt          For                            For
       exploration of Hunchun gold copper mine

S2B44  Approve approximately RMB 357 million for the             Mgmt          For                            For
       exploration of Guangdong Xinyi Dongkeng gold
       mine and Yinyan tin mine

S2B45  Approve approximately RMB 357 million for the             Mgmt          For                            For
       exploration of Xinjiang Dongtianshan copper
       mine and area around Mengku iron mine

S2B46  Approve approximately RMB 357 million for the             Mgmt          For                            For
       exploration of Anhui Ma Shi copper mine

S2B.5  Approve, subject to the passing of Special Resolution     Mgmt          For                            For
       2A, to apply the net proceeds from the A share
       issue approximately RMB300 million for acquisition
       of mining rights

S2B.6  Approve, subject to the passing of Special Resolution     Mgmt          For                            For
       2A, to apply the net proceeds from the A share
       issue approximately RMB93 million for increase
       in registered capital of associate Company(ies)

S2B71  Approve approximately RMB 3,150 million for               Mgmt          For                            For
       overseas investment, including investment in
       mining Companyaiesa and mining project(s),
       for the acquisition of the shares of an overseas
       Company

S2B72  Approve approximately RMB 3,150 million for               Mgmt          For                            For
       overseas investment, including investment in
       mining Company(ies) and mining project for
       the acquisition of an overseas gold mine

S2B73  Approve approximately RMB 3,150 million for               Mgmt          For                            For
       overseas investment, including investment in
       mining Company(ies) and mining project(s) for
       submitting tender for a copper mining project
       in Peru

S2B74  Approve approximately RMB 3,150 million for               Mgmt          For                            For
       overseas investment, including investment in
       mining Company(ies) and mining project(s) for
       acquiring and/or developing an overseas lead
       and zinc project

S2B.8  Approve for the acquisition as to approximately           Mgmt          For                            For
       RMB 60 million of minority equity interest
       in one of its subsidiaries, Xinyi Zijin Mining
       Company Limited

S2B.9  Approve for the construction and development              Mgmt          For                            For
       as to approximately RMB 200 million of Xinyi
       Yinyan tin mine in Guangdong

S2B10  Approve that the proceeds obtained from the               Mgmt          For                            For
       A share issue aafter deducting the administrative
       costs in relation to the A share issuea shall
       be used to facilitate the above mentioned projects
       first; to the extent that the net proceeds
       from the A share issue are higher than the
       above, the additional net proceeds shall be
       used as general working capital; to the extent
       that the net proceeds from the A share issue
       are not sufficient to fund the uses set forth
       above, the Company shall fund the balance through
       various means; and authorize the Board to determine
       the use of the proceeds by taking into account
       the actual funds raised and the circumstances
       of each of the above-mentioned projects but
       subject to the approval of the Relevant Authorities

S.2.C  Authorize the Board, subject to the passing               Mgmt          For                            For
       of Special Resolution 2A, the A share issue
       and the following terms and conditions, to
       take all necessary actions and/ or sign any
       documents in connection with the A share issue,
       including but not limited to the following
       matters: a) to deal with the issue and listing
       with respect to the A Share Issue and other
       related application procedures and other formalities
       aincluding but not limited to the listing of
       the A shares on the Shanghai Stock Exchangea;
       b) to confirm the appropriate time of issue,
       manner of issue, and to determine the issue
       price, par value of A shares and issue quantity
       according to the market conditions and in compliance
       with the relevant regulations; c) approve the
       application of the use of the net proceeds
       from the A share issue subject to the approval
       of the CSRC; d) approve each of the documents
       and contracts relating to the A share issue;
       e) make appropriate and necessary amendments
       of the relevant provisions of the Articles
       of Association and the procedural rules of
       the Company in connection with the A share
       issue; f) deal with the registration procedures
       in respect of the change in registered capital
       and the amendments of the Articles of Association
       upon completion of the A share issue; g) deal
       with all procedures relating to the A share
       issue according to Laws including all the procedures
       that are required to be followed under the
       laws, regulations and listing rules of the
       places of listing of the domestic and H shares

S.2.D  Approve that the Special Resolutions 2A, 2B               Mgmt          For                            For
       and 2C will be effective for a period of 1
       year from the date of approval at the EGM and
       the seperate class meeting




--------------------------------------------------------------------------------------------------------------------------
 ZIJIN MINING GROUP CO LTD                                                                   Agenda Number:  701172760
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y9892H107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  30-Apr-2007
        ISIN:  CN000A0BKW45
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Approve the report of the Board of Directors              Mgmt          For                            For
       of the Company for 2006

1.2    Approve the report of the Supervisory Committee           Mgmt          For                            For
       of the Company for 2006

1.3    Approve the consolidated audited financial statements     Mgmt          For                            For
       and the report of the International Auditors
       of the Company for the YE 31 DEC 2006

2.     Approve the profit distribution proposal of               Mgmt          For                            For
       the Company and the relevant declaration and
       payment of a final dividend for the YE 31 DEC
       2006

3.     Approve the remuneration of the Directors and             Mgmt          For                            For
       the Supervisors of the Company for the YE 31
       DEC 2006

4.     Re-appoint Ernst & Young Hua Ming and Ernst               Mgmt          For                            For
       & Young as the Company s Domestic and International
       Auditors respectively for the year ending 31
       DEC 2007 and authorize the Board of Directors
       to determine their remuneration

5.     Approve and adopt the Management policy of connected      Mgmt          For                            For
       transactions aManagement Policy of Connected
       Transactionsa aas specifieda in substitution
       and to the exclusion of the existing Management
       Policy, such Management Policy of Connected
       Transactions shall take effect conditional
       upon the Listing of A Shares; and authorize
       and empower the Board to make further amendments
       of the Management Policy of Connected Transactions
       in order to fulfill the Listing Rules achanges
       from time to timea of Shanghai Stock Exchange
       and The Stock Exchange of Hong Kong Limited

S.6    Approve to convert a sum of RMB 262,826,182               Mgmt          For                            For
       in the Company s reserve fund into 2,628,261,820
       shares of a nominal value of RMB 0.1 each;
       on the basis of the issued share capital of
       10,513,047,280 shares as at the end of 2006,
       shareholders will be offered additional 2.5
       ordinary shares for each 10 ordinary shares
       they hold

S.7    Amend certain provisions of the Articles of               Mgmt          For                            For
       Association of the Company, as specified

S.8    Authorize the Board of Directors of the Company           Mgmt          Against                        Against
       to issue, allot and deal with once or more
       than once during the Relevant Period aas specifieda
       additional Shares, whether Domestic Shares
       or H Shares, which shall not exceed 20% of
       the aggregate nominal amount of Domestic Shares
       or H Shares of the Company in issue as of the
       date of passing this Resolution, subject to
       obtaining approval from any government and/or
       regulatory authorities in accordance with the
       applicable laws; in the exercise of their power
       to allot and issue shares, the authority of
       the Board of Directors shall include abut not
       limited toa: i) the determination of the number
       of additional shares to be issued; ii) the
       determination of the issue price of additional
       shares; iii) the determination of the opening
       and closing dates for the issue of additional
       shares; iv) the determination of the number
       of additional shares aif anya to be issued
       to existing shareholders; v) to grant or give
       authorization to grant offers, to enter into
       or give authorization to enter into agreements
       and to exercise options for the purpose of
       exercising the said powers; upon the exercise
       of the powers pursuant to this resolution above,
       authorize the Board of Directors during the
       relevant period to grant offers, to enter into
       or give authorization to enter into agreements
       and to exercise or give authorization to exercise
       options and that the relevant additional shares
       relating thereto may only be allotted and issued
       after the expiry of the relevant period; and
       amend the Articles of Association, if applicable,
       subject to the Rules Governing the Listing
       of Securities on The Stock Exchange of Hong
       Kong Limited and the Company Law of the People
       s Republic of China and that all necessary
       approvals from the relevant PRC government
       authorities are obtained; aAuthority expires
       the earlier of the conclusion of the next AGM
       of the Company or 12 monthsa

S.9    Authorize the Board of Directors of the Company,          Mgmt          For                            For
       for the purpose of the Resolutions S.6, S.7
       and S.8, to approve, execute and make all such
       documents, deeds and matters as it may consider
       necessary in connection therewith; to make
       such amendments to the Articles of Association
       of the Company as it thinks fit; and to make
       all necessary filings and registrations with
       the relevant PRC, Hong Kong and/or other authorities

S.10   Approve the proposals by any shareholder holding          Mgmt          Against                        Against
       3% or above of the total number of shares having
       the voting rights at the general meeting



* Management position unknown

</PRE>

<PRE>

Epoch U.S. All Cap Equity Fund
--------------------------------------------------------------------------------------------------------------------------
 ACTUANT CORPORATION                                                                         Agenda Number:  932545948
--------------------------------------------------------------------------------------------------------------------------
    Security:  00508X203                                                             Meeting Type:  Special
      Ticker:  ATU                                                                   Meeting Date:  07-Jul-2006
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO APPROVE THE AMENDMENT TO ACTUANT CORPORATION           Mgmt          For                            For
       S RESTATED ARTICLES OF INCORPORATION.

02     TO APPROVE THE ACTUANT CORPORATION LONG TERM              Mgmt          For                            For
       INCENTIVE PLAN.




--------------------------------------------------------------------------------------------------------------------------
 AETNA INC.                                                                                  Agenda Number:  932644621
--------------------------------------------------------------------------------------------------------------------------
    Security:  00817Y108                                                             Meeting Type:  Annual
      Ticker:  AET                                                                   Meeting Date:  27-Apr-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       FRANK M. CLARK                                            Mgmt          For                            For
       BETSY Z. COHEN                                            Mgmt          For                            For
       MOLLY J. COYE, M.D.                                       Mgmt          For                            For
       BARBARA H. FRANKLIN                                       Mgmt          For                            For
       JEFFREY E. GARTEN                                         Mgmt          For                            For
       EARL G. GRAVES                                            Mgmt          For                            For
       GERALD GREENWALD                                          Mgmt          For                            For
       ELLEN M. HANCOCK                                          Mgmt          For                            For
       EDWARD J. LUDWIG                                          Mgmt          For                            For
       JOSEPH P. NEWHOUSE                                        Mgmt          For                            For
       RONALD A. WILLIAMS                                        Mgmt          For                            For

02     APPROVAL OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING      Mgmt          For                            For
       FIRM

03     APPROVAL OF AMENDMENT TO ARTICLES OF INCORPORATION        Mgmt          For                            For

04     SHAREHOLDER PROPOSAL ON CUMULATIVE VOTING                 Shr           Against                        For

05     SHAREHOLDER PROPOSAL ON NOMINATING A DIRECTOR             Shr           Against                        For
       FROM THE EXECUTIVE RETIREE RANKS




--------------------------------------------------------------------------------------------------------------------------
 AIR PRODUCTS AND CHEMICALS, INC.                                                            Agenda Number:  932615365
--------------------------------------------------------------------------------------------------------------------------
    Security:  009158106                                                             Meeting Type:  Annual
      Ticker:  APD                                                                   Meeting Date:  25-Jan-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       WILLIAM L. DAVIS III                                      Mgmt          For                            For
       W. DOUGLAS FORD                                           Mgmt          For                            For
       EVERT HENKES                                              Mgmt          For                            For
       MARGARET G. MCGLYNN                                       Mgmt          Withheld                       Against

02     APPOINTMENT OF INDEPENDENT REGISTERED PUBLIC              Mgmt          For                            For
       ACCOUNTANTS. RATIFICATION OF APPOINTMENT OF
       KPMG LLP, AS INDEPENDENT REGISTERED PUBLIC
       ACCOUNTANTS FOR FISCAL YEAR 2007.




--------------------------------------------------------------------------------------------------------------------------
 ALLIANT TECHSYSTEMS INC.                                                                    Agenda Number:  932557878
--------------------------------------------------------------------------------------------------------------------------
    Security:  018804104                                                             Meeting Type:  Annual
      Ticker:  ATK                                                                   Meeting Date:  01-Aug-2006
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       FRANCES D. COOK                                           Mgmt          For                            For
       GILBERT F. DECKER                                         Mgmt          For                            For
       RONALD R. FOGLEMAN                                        Mgmt          For                            For
       CYNTHIA L LESHER                                          Mgmt          For                            For
       DOUGLAS L. MAINE                                          Mgmt          For                            For
       ROMAN MARTINEZ IV                                         Mgmt          For                            For
       DANIEL J. MURPHY                                          Mgmt          For                            For
       MICHAEL T. SMITH                                          Mgmt          For                            For
       WILLIAM G. VAN DYKE                                       Mgmt          For                            For

02     APPOINTMENT OF INDEPENDENT REGISTERED PUBLIC              Mgmt          For                            For
       ACCOUNTING FIRM

03     APPROVAL OF EXECUTIVE OFFICER INCENTIVE PLAN              Mgmt          For                            For

04     STOCKHOLDER PROPOSAL - ETHICAL CRITERIA FOR               Shr           Against                        For
       MILITARY CONTRACTS

05     STOCKHOLDER PROPOSAL - REPORT ON DEPLETED URANIUM         Shr           Against                        For
       WEAPONS AND COMPONENTS




--------------------------------------------------------------------------------------------------------------------------
 ALTRIA GROUP, INC.                                                                          Agenda Number:  932652349
--------------------------------------------------------------------------------------------------------------------------
    Security:  02209S103                                                             Meeting Type:  Annual
      Ticker:  MO                                                                    Meeting Date:  26-Apr-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       ELIZABETH E. BAILEY                                       Mgmt          For                            For
       HAROLD BROWN                                              Mgmt          For                            For
       MATHIS CABIALLAVETTA                                      Mgmt          For                            For
       LOUIS C. CAMILLERI                                        Mgmt          For                            For
       J. DUDLEY FISHBURN                                        Mgmt          For                            For
       ROBERT E.R. HUNTLEY                                       Mgmt          For                            For
       THOMAS W. JONES                                           Mgmt          For                            For
       GEORGE MUNOZ                                              Mgmt          For                            For
       LUCIO A. NOTO                                             Mgmt          For                            For
       JOHN S. REED                                              Mgmt          For                            For
       STEPHEN M. WOLF                                           Mgmt          For                            For

02     RATIFICATION OF THE SELECTION OF INDEPENDENT              Mgmt          For                            For
       AUDITORS

03     STOCKHOLDER PROPOSAL 1 - CUMULATIVE VOTING                Shr           For                            Against

04     STOCKHOLDER PROPOSAL 2 - INFORMING CHILDREN               Shr           Against                        For
       OF THEIR RIGHTS IF FORCED TO INCUR SECONDHAND
       SMOKE

05     STOCKHOLDER PROPOSAL 3 - STOP ALL COMPANY-SPONSORED       Shr           Against                        For
       CAMPAIGNS ALLEGEDLY ORIENTED TO PREVENT YOUTH
       FROM SMOKING

06     STOCKHOLDER PROPOSAL 4 - GET OUT OF TRADITIONAL           Shr           Against                        For
       TOBACCO BUSINESS BY 2010

07     STOCKHOLDER PROPOSAL 5 - ANIMAL WELFARE POLICY            Shr           Against                        For




--------------------------------------------------------------------------------------------------------------------------
 AMERICAN STANDARD COMPANIES, INC.                                                           Agenda Number:  932650080
--------------------------------------------------------------------------------------------------------------------------
    Security:  029712106                                                             Meeting Type:  Annual
      Ticker:  ASD                                                                   Meeting Date:  03-May-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       STEVEN E. ANDERSON                                        Mgmt          For                            For
       STEVEN F. GOLDSTONE                                       Mgmt          For                            For
       RUTH ANN MARSHALL                                         Mgmt          For                            For

02     DIRECTORS  PROPOSAL - AMENDMENT TO THE AMERICAN           Mgmt          For                            For
       STANDARD COMPANIES INC. 2002 OMNIBUS INCENTIVE
       PLAN.

03     DIRECTORS  PROPOSAL - RATIFICATION OF THE APPOINTMENT     Mgmt          For                            For
       OF ERNST & YOUNG LLP AS THE COMPANY S INDEPENDENT
       REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL
       YEAR ENDING DECEMBER 31, 2007.




--------------------------------------------------------------------------------------------------------------------------
 APPLE INC.                                                                                  Agenda Number:  932685071
--------------------------------------------------------------------------------------------------------------------------
    Security:  037833100                                                             Meeting Type:  Annual
      Ticker:  AAPL                                                                  Meeting Date:  10-May-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       WILLIAM V. CAMPBELL                                       Mgmt          Withheld                       Against
       MILLARD S. DREXLER                                        Mgmt          Withheld                       Against
       ALBERT A. GORE, JR.                                       Mgmt          Withheld                       Against
       STEVEN P. JOBS                                            Mgmt          For                            For
       ARTHUR D. LEVINSON                                        Mgmt          Withheld                       Against
       ERIC E. SCHMIDT                                           Mgmt          Withheld                       Against
       JEROME B. YORK                                            Mgmt          Withheld                       Against

02     TO APPROVE AMENDMENTS TO THE APPLE INC. 2003              Mgmt          For                            For
       EMPLOYEE STOCK PLAN.

03     TO APPROVE AMENDMENTS TO THE APPLE INC. EMPLOYEE          Mgmt          For                            For
       STOCK PURCHASE PLAN.

04     TO APPROVE AMENDMENTS TO THE 1997 DIRECTOR STOCK          Mgmt          For                            For
       OPTION PLAN.

05     TO RATIFY THE APPOINTMENT OF KPMG LLP AS THE              Mgmt          For                            For
       COMPANY S INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR FISCAL YEAR 2007.

06     TO CONSIDER A SHAREHOLDER PROPOSAL ENTITLED               Shr           For                            Against
       OPTION DATING POLICY,  IF PROPERLY PRESENTED
       AT THE MEETING.

07     TO CONSIDER A SHAREHOLDER PROPOSAL ENTITLED               Shr           For                            Against
       PAY FOR PERFORMANCE STANDARD,  IF PROPERLY
       PRESENTED AT THE MEETING.

08     TO CONSIDER A SHAREHOLDER PROPOSAL ENTITLED               Shr           Against                        For
       ENVIRONMENTAL REPORT,  IF PROPERLY PRESENTED
       AT THE MEETING.

09     TO CONSIDER A SHAREHOLDER PROPOSAL ENTITLED               Shr           For                            Against
       EQUITY RETENTION POLICY,  IF PROPERLY PRESENTED
       AT THE MEETING.

10     TO CONSIDER A SHAREHOLDER PROPOSAL ENTITLED               Shr           Against                        For
       ELECTRONIC WASTE TAKE BACK AND RECYCLING,
       IF PROPERLY PRESENTED AT THE MEETING.

11     TO CONSIDER A SHAREHOLDER PROPOSAL ENTITLED               Shr           For                            Against
       ADVISORY VOTE ON COMPENSATION,  IF PROPERLY
       PRESENTED AT THE MEETING.




--------------------------------------------------------------------------------------------------------------------------
 ARCH COAL, INC.                                                                             Agenda Number:  932653682
--------------------------------------------------------------------------------------------------------------------------
    Security:  039380100                                                             Meeting Type:  Annual
      Ticker:  ACI                                                                   Meeting Date:  26-Apr-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       BRIAN J. JENNINGS                                         Mgmt          For                            For
       STEVEN F. LEER                                            Mgmt          For                            For
       ROBERT G. POTTER                                          Mgmt          For                            For
       THEODORE D. SANDS                                         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 AUTOMATIC DATA PROCESSING, INC.                                                             Agenda Number:  932587732
--------------------------------------------------------------------------------------------------------------------------
    Security:  053015103                                                             Meeting Type:  Annual
      Ticker:  ADP                                                                   Meeting Date:  14-Nov-2006
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       GREGORY D. BRENNEMAN                                      Mgmt          For                            For
       LESLIE A. BRUN                                            Mgmt          For                            For
       GARY C. BUTLER                                            Mgmt          For                            For
       LEON G. COOPERMAN                                         Mgmt          For                            For
       R. GLENN HUBBARD                                          Mgmt          For                            For
       JOHN P. JONES                                             Mgmt          For                            For
       ANN DIBBLE JORDAN                                         Mgmt          For                            For
       FREDERIC V. MALEK                                         Mgmt          For                            For
       HENRY TAUB                                                Mgmt          For                            For
       ARTHUR F. WEINBACH                                        Mgmt          For                            For

02     APPROVAL OF THE COMPANY S AMENDED AND RESTATED            Mgmt          For                            For
       EXECUTIVE INCENTIVE COMPENSATION PLAN

03     APPOINTMENT OF DELOITTE & TOUCHE LLP                      Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 BOSTON SCIENTIFIC CORPORATION                                                               Agenda Number:  932656335
--------------------------------------------------------------------------------------------------------------------------
    Security:  101137107                                                             Meeting Type:  Annual
      Ticker:  BSX                                                                   Meeting Date:  08-May-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       URSULA M. BURNS                                           Mgmt          For                            For
       MARYE ANNE FOX, PH.D.                                     Mgmt          For                            For
       N.J. NICHOLAS, JR.                                        Mgmt          For                            For
       JOHN E. PEPPER                                            Mgmt          For                            For

02     TO AMEND THE CERTIFICATE OF INCORPORATION AND             Mgmt          For                            For
       BYLAWS TO DECLASSIFY BOARD OF DIRECTORS

03     TO AMEND THE CERTIFICATE OF INCORPORATION AND             Mgmt          For                            For
       BYLAWS TO INCREASE THE MAXIMUM SIZE OF THE
       BOARD OF DIRECTORS FROM 15 TO 20 DIRECTORS

04     TO APPROVE A STOCK OPTION EXCHANGE PROGRAM FOR            Mgmt          For                            For
       BOSTON SCIENTIFIC EMPLOYEES (OTHER THAN EXECUTIVE
       OFFICERS)

05     TO REQUIRE EXECUTIVES TO MEET SPECIFIED STOCK             Shr           For                            Against
       RETENTION GUIDELINES

06     RATIFICATION OF ERNST & YOUNG LLP AS INDEPENDENT          Mgmt          For                            For
       AUDITORS

07     TO TRANSACT SUCH OTHER BUSINESS AS MAY PROPERLY           Mgmt          Against                        Against
       COME BEFORE THE MEETING OR ANY ADJOURNMENT
       OR POSTPONEMENT THEREOF




--------------------------------------------------------------------------------------------------------------------------
 BRISTOL-MYERS SQUIBB COMPANY                                                                Agenda Number:  932648439
--------------------------------------------------------------------------------------------------------------------------
    Security:  110122108                                                             Meeting Type:  Annual
      Ticker:  BMY                                                                   Meeting Date:  01-May-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: L.B. CAMPBELL                       Mgmt          For                            For

1B     ELECTION OF DIRECTOR: J.M. CORNELIUS                      Mgmt          For                            For

1C     ELECTION OF DIRECTOR: L.J. FREEH                          Mgmt          For                            For

1D     ELECTION OF DIRECTOR: L.H. GLIMCHER, M.D.                 Mgmt          For                            For

1E     ELECTION OF DIRECTOR: M. GROBSTEIN                        Mgmt          For                            For

1F     ELECTION OF DIRECTOR: L. JOHANSSON                        Mgmt          For                            For

1G     ELECTION OF DIRECTOR: J.D. ROBINSON III                   Mgmt          For                            For

1H     ELECTION OF DIRECTOR: V.L. SATO, PH.D.                    Mgmt          For                            For

1I     ELECTION OF DIRECTOR: R.S. WILLIAMS, M.D.                 Mgmt          For                            For

02     RATIFICATION OF INDEPENDENT REGISTERED PUBLIC             Mgmt          For                            For
       ACCOUNTING FIRM

03     2007 STOCK AWARD AND INCENTIVE PLAN                       Mgmt          For                            For

04     SENIOR EXECUTIVE PERFORMANCE INCENTIVE PLAN               Mgmt          For                            For

05     EXECUTIVE COMPENSATION DISCLOSURE                         Shr           Against                        For

06     RECOUPMENT                                                Shr           Against                        For

07     CUMULATIVE VOTING                                         Shr           For                            Against




--------------------------------------------------------------------------------------------------------------------------
 BUNGE LIMITED                                                                               Agenda Number:  932685401
--------------------------------------------------------------------------------------------------------------------------
    Security:  G16962105                                                             Meeting Type:  Annual
      Ticker:  BG                                                                    Meeting Date:  25-May-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     TO ELECT AS CLASS I DIRECTOR: JORGE BORN, JR.             Mgmt          For                            For

1B     TO ELECT AS CLASS I DIRECTOR: BERNARD DE LA               Mgmt          For                            For
       TOUR D AUVERGNE LAURAGUAIS

1C     TO ELECT AS CLASS I DIRECTOR: WILLIAM ENGELS              Mgmt          For                            For

1D     TO ELECT AS CLASS I DIRECTOR: L. PATRICK LUPO             Mgmt          For                            For

1E     TO ELECT AS CLASS II DIRECTOR: OCTAVIO CARABALLO          Mgmt          For                            For

02     TO APPOINT DELOITTE & TOUCHE LLP AS BUNGE LIMITED         Mgmt          For                            For
       S INDEPENDENT AUDITORS FOR THE FISCAL YEAR
       ENDING DECEMBER 31, 2007 AND TO AUTHORIZE THE
       AUDIT COMMITTEE OF THE BOARD OF DIRECTORS TO
       DETERMINE THE INDEPENDENT AUDITORS  FEES.

03     TO APPROVE THE BUNGE LIMITED 2007 NON-EMPLOYEE            Mgmt          For                            For
       DIRECTORS EQUITY INCENTIVE PLAN AS SET FORTH
       IN THE PROXY STATEMENT.




--------------------------------------------------------------------------------------------------------------------------
 CONOCOPHILLIPS                                                                              Agenda Number:  932664988
--------------------------------------------------------------------------------------------------------------------------
    Security:  20825C104                                                             Meeting Type:  Annual
      Ticker:  COP                                                                   Meeting Date:  09-May-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF CLASS II DIRECTOR: JAMES E. COPELAND,         Mgmt          For                            For
       JR.

1B     ELECTION OF CLASS II DIRECTOR: KENNETH M. DUBERSTEIN      Mgmt          For                            For

1C     ELECTION OF CLASS II DIRECTOR: RUTH R. HARKIN             Mgmt          For                            For

1D     ELECTION OF CLASS II DIRECTOR: WILLIAM R. RHODES          Mgmt          For                            For

1E     ELECTION OF CLASS II DIRECTOR: J. STAPLETON               Mgmt          For                            For
       ROY

1F     ELECTION OF CLASS II DIRECTOR: WILLIAM E. WADE,           Mgmt          For                            For
       JR.

02     RATIFICATION OF APPOINTMENT OF ERNST & YOUNG              Mgmt          For                            For
       LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR 2007

03     CORPORATE POLITICAL CONTRIBUTIONS                         Shr           Against                        For

04     GLOBAL WARMING-RENEWABLES                                 Shr           Against                        For

05     QUALIFICATION FOR DIRECTOR NOMINEES                       Shr           Against                        For

06     DRILLING IN SENSITIVE/PROTECTED AREAS                     Shr           For                            Against

07     REPORT ON RECOGNITION OF INDIGENOUS RIGHTS                Shr           Against                        For

08     COMMUNITY ACCOUNTABILITY                                  Shr           Against                        For




--------------------------------------------------------------------------------------------------------------------------
 DAVITA INC.                                                                                 Agenda Number:  932699018
--------------------------------------------------------------------------------------------------------------------------
    Security:  23918K108                                                             Meeting Type:  Annual
      Ticker:  DVA                                                                   Meeting Date:  29-May-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: CHARLES G. BERG                     Mgmt          For                            For

1B     ELECTION OF DIRECTOR: WILLARD W. BRITTAIN, JR.            Mgmt          For                            For

1C     ELECTION OF DIRECTOR: NANCY-ANN DEPARLE                   Mgmt          For                            For

1D     ELECTION OF DIRECTOR: PETER T. GRAUER                     Mgmt          For                            For

1E     ELECTION OF DIRECTOR: JOHN M. NEHRA                       Mgmt          For                            For

1F     ELECTION OF DIRECTOR: WILLIAM L. ROPER, M.D.              Mgmt          For                            For

1G     ELECTION OF DIRECTOR: KENT J. THIRY                       Mgmt          For                            For

1H     ELECTION OF DIRECTOR: ROGER J. VALINE                     Mgmt          For                            For

1I     ELECTION OF DIRECTOR: RICHARD C. VAUGHAN                  Mgmt          For                            For

02     APPROVAL OF AN AMENDMENT TO OUR AMENDED AND               Mgmt          For                            For
       RESTATED CERTIFICATE OF INCORPORATION, AS AMENDED

03     APPROVAL OF THE AMENDMENT AND RESTATEMENT OF              Mgmt          For                            For
       OUR EMPLOYEE STOCK PURCHASE PLAN

04     APPROVAL OF THE AMENDMENT AND RESTATEMENT OF              Mgmt          For                            For
       OUR 2002 EQUITY COMPENSATION PLAN

05     RATIFICATION OF THE APPOINTMENT OF KPMG LLP               Mgmt          For                            For
       AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR FISCAL YEAR 2007




--------------------------------------------------------------------------------------------------------------------------
 DIEBOLD, INCORPORATED                                                                       Agenda Number:  932649087
--------------------------------------------------------------------------------------------------------------------------
    Security:  253651103                                                             Meeting Type:  Annual
      Ticker:  DBD                                                                   Meeting Date:  26-Apr-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       LOUIS V. BOCKIUS III                                      Mgmt          For                            For
       PHILLIP R. COX                                            Mgmt          For                            For
       RICHARD L. CRANDALL                                       Mgmt          For                            For
       GALE S. FITZGERALD                                        Mgmt          For                            For
       PHILLIP B. LASSITER                                       Mgmt          For                            For
       JOHN N. LAUER                                             Mgmt          For                            For
       ERIC J. ROORDA                                            Mgmt          For                            For
       THOMAS W. SWIDARSKI                                       Mgmt          For                            For
       HENRY D.G. WALLACE                                        Mgmt          For                            For
       ALAN J. WEBER                                             Mgmt          For                            For

02     TO RATIFY THE APPOINTMENT OF KPMG LLP AS THE              Mgmt          For                            For
       CORPORATION S INDEPENDENT AUDITORS FOR THE
       YEAR 2007.

3A     TO APPROVE AMENDMENTS TO THE AMENDED CODE OF              Mgmt          For                            For
       REGULATIONS OF DIEBOLD, INCORPORATED RELATING
       TO: MODERNIZATION AND CLARIFICATION OF EXISTING
       CODE.

3B     TO APPROVE AMENDMENTS TO THE AMENDED CODE OF              Mgmt          For                            For
       REGULATIONS OF DIEBOLD, INCORPORATED RELATING
       TO: A NEW NYSE REQUIREMENT REGARDING UNCERTIFICATED
       SHARES.

3C     TO APPROVE AMENDMENTS TO THE AMENDED CODE OF              Mgmt          For                            For
       REGULATIONS OF DIEBOLD, INCORPORATED RELATING
       TO: INDEMNIFICATION OF OFFICERS AND DIRECTORS.

3D     TO APPROVE AMENDMENTS TO THE AMENDED CODE OF              Mgmt          For                            For
       REGULATIONS OF DIEBOLD, INCORPORATED RELATING
       TO: NOTICE OF SHAREHOLDER PROPOSALS.

3E     TO APPROVE AMENDMENTS TO THE AMENDED CODE OF              Mgmt          For                            For
       REGULATIONS OF DIEBOLD, INCORPORATED RELATING
       TO: PERMITTING THE BOARD TO AMEND THE CODE
       TO THE EXTENT PERMITTED BY LAW.

04     TO CONSIDER SUCH OTHER MATTERS AS MAY PROPERLY            Mgmt          Against                        Against
       COME BEFORE THE MEETING OR ANY ADJOURNMENT
       OR POSTPONEMENT THEREOF.




--------------------------------------------------------------------------------------------------------------------------
 DONALDSON COMPANY, INC.                                                                     Agenda Number:  932593367
--------------------------------------------------------------------------------------------------------------------------
    Security:  257651109                                                             Meeting Type:  Annual
      Ticker:  DCI                                                                   Meeting Date:  17-Nov-2006
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JACK W. EUGSTER                                           Mgmt          For                            For
       JOHN F. GRUNDHOFER                                        Mgmt          For                            For
       PAUL DAVID MILLER                                         Mgmt          For                            For

02     RATIFY APPOINTMENT OF PRICEWATERHOUSECOOPERS              Mgmt          For                            For
       LLP AS DONALDSON COMPANY, INC S INDEPENDENT
       REGISTERED ACCOUNTING FIRM.




--------------------------------------------------------------------------------------------------------------------------
 DRS TECHNOLOGIES, INC.                                                                      Agenda Number:  932563415
--------------------------------------------------------------------------------------------------------------------------
    Security:  23330X100                                                             Meeting Type:  Annual
      Ticker:  DRS                                                                   Meeting Date:  03-Aug-2006
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       IRA ALBOM                                                 Mgmt          For                            For
       MARK N. KAPLAN                                            Mgmt          For                            For
       GEN. D.J. REIMER, USA                                     Mgmt          For                            For
       GEN. C.G. BOYD, USAF                                      Mgmt          For                            For

02     RATIFICATION OF APPOINTMENT OF KPMG LLP AS DRS            Mgmt          For                            For
       S INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM.

03     APPROVAL OF DRS TECHNOLOGIES, INC. 2006 OMNIBUS           Mgmt          For                            For
       PLAN.




--------------------------------------------------------------------------------------------------------------------------
 E. I. DU PONT DE NEMOURS AND COMPANY                                                        Agenda Number:  932650903
--------------------------------------------------------------------------------------------------------------------------
    Security:  263534109                                                             Meeting Type:  Annual
      Ticker:  DD                                                                    Meeting Date:  25-Apr-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       RICHARD H. BROWN                                          Mgmt          For                            For
       ROBERT A. BROWN                                           Mgmt          For                            For
       BERTRAND P. COLLOMB                                       Mgmt          For                            For
       CURTIS J. CRAWFORD                                        Mgmt          For                            For
       JOHN T. DILLON                                            Mgmt          For                            For
       ELEUTHERE I. DU PONT                                      Mgmt          For                            For
       CHARLES O. HOLLIDAY, JR                                   Mgmt          For                            For
       LOIS D. JULIBER                                           Mgmt          For                            For
       MASAHISA NAITOH                                           Mgmt          For                            For
       SEAN O'KEEFE                                              Mgmt          For                            For
       WILLIAM K. REILLY                                         Mgmt          For                            For

02     ON RATIFICATION OF INDEPENDENT REGISTERED PUBLIC          Mgmt          For                            For
       ACCOUNTING FIRM

03     ON DUPONT EQUITY AND INCENTIVE PLAN                       Mgmt          For                            For

04     ON GENETICALLY MODIFIED FOOD                              Shr           Against                        For

05     ON PLANT CLOSURE                                          Shr           Against                        For

06     ON REPORT ON PFOA                                         Shr           For                            Against

07     ON COSTS                                                  Shr           Against                        For

08     ON GLOBAL WARMING                                         Shr           Against                        For

09     ON CHEMICAL FACILITY SECURITY                             Shr           Against                        For




--------------------------------------------------------------------------------------------------------------------------
 EATON CORPORATION                                                                           Agenda Number:  932641649
--------------------------------------------------------------------------------------------------------------------------
    Security:  278058102                                                             Meeting Type:  Annual
      Ticker:  ETN                                                                   Meeting Date:  25-Apr-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       CHRISTOPHER M. CONNOR                                     Mgmt          For                            For
       MICHAEL J. CRITELLI                                       Mgmt          For                            For
       CHARLES E. GOLDEN                                         Mgmt          For                            For
       ERNIE GREEN                                               Mgmt          For                            For

02     RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG          Mgmt          For                            For
       LLP AS INDEPENDENT AUDITOR FOR 2007.




--------------------------------------------------------------------------------------------------------------------------
 ELECTRONIC ARTS INC.                                                                        Agenda Number:  932562641
--------------------------------------------------------------------------------------------------------------------------
    Security:  285512109                                                             Meeting Type:  Annual
      Ticker:  ERTS                                                                  Meeting Date:  27-Jul-2006
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       M. RICHARD ASHER                                          Mgmt          For                            For
       LEONARD S. COLEMAN                                        Mgmt          For                            For
       GARY M. KUSIN                                             Mgmt          For                            For
       GREGORY B. MAFFEI                                         Mgmt          For                            For
       TIMOTHY MOTT                                              Mgmt          Withheld                       Against
       VIVEK PAUL                                                Mgmt          For                            For
       LAWRENCE F. PROBST III                                    Mgmt          For                            For
       RICHARD A. SIMONSON                                       Mgmt          For                            For
       LINDA J. SRERE                                            Mgmt          For                            For

02     APPROVAL OF STOCK OPTION EXCHANGE PROGRAM.                Mgmt          For                            For

03     AMENDMENT TO THE 2000 EQUITY INCENTIVE PLAN.              Mgmt          For                            For

04     AMENDMENT TO THE 2000 EMPLOYEE STOCK PURCHASE             Mgmt          For                            For
       PLAN.

05     RATIFICATION OF APPOINTMENT OF INDEPENDENT AUDITORS.      Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ENDO PHARMACEUTICALS HOLDINGS INC.                                                          Agenda Number:  932706192
--------------------------------------------------------------------------------------------------------------------------
    Security:  29264F205                                                             Meeting Type:  Annual
      Ticker:  ENDP                                                                  Meeting Date:  30-May-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JOHN J. DELUCCA                                           Mgmt          For                            For
       MICHEL DE ROSEN                                           Mgmt          For                            For
       GEORGE F. HORNER, III                                     Mgmt          For                            For
       MICHAEL HYATT                                             Mgmt          Withheld                       Against
       ROGER H. KIMMEL                                           Mgmt          For                            For
       PETER A. LANKAU                                           Mgmt          For                            For
       C.A. MEANWELL, MD, PHD                                    Mgmt          For                            For

02     TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE            Mgmt          For                            For
       LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR THE COMPANY S FISCAL YEAR ENDING DECEMBER
       31, 2007.

03     TO APPROVE THE COMPANY S 2007 STOCK INCENTIVE             Mgmt          For                            For
       PLAN.




--------------------------------------------------------------------------------------------------------------------------
 EVEREST RE GROUP, LTD.                                                                      Agenda Number:  932682986
--------------------------------------------------------------------------------------------------------------------------
    Security:  G3223R108                                                             Meeting Type:  Annual
      Ticker:  RE                                                                    Meeting Date:  23-May-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       KENNETH J. DUFFY                                          Mgmt          For                            For
       JOSEPH V. TARANTO                                         Mgmt          For                            For

02     TO APPOINT PRICEWATERHOUSECOOPERS LLP AS THE              Mgmt          For                            For
       COMPANY S REGISTERED PUBLIC ACCOUNTING FIRM
       FOR THE YEAR ENDING DECEMBER 31, 2007 AND AUTHORIZE
       THE BOARD OF DIRECTORS ACTING BY THE AUDIT
       COMMITTEE OF THE BOARD TO SET THE FEES FOR
       THE REGISTERED PUBLIC ACCOUNTING FIRM.




--------------------------------------------------------------------------------------------------------------------------
 EXXON MOBIL CORPORATION                                                                     Agenda Number:  932676844
--------------------------------------------------------------------------------------------------------------------------
    Security:  30231G102                                                             Meeting Type:  Annual
      Ticker:  XOM                                                                   Meeting Date:  30-May-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       M.J. BOSKIN                                               Mgmt          For                            For
       W.W. GEORGE                                               Mgmt          For                            For
       J.R. HOUGHTON                                             Mgmt          For                            For
       W.R. HOWELL                                               Mgmt          For                            For
       R.C. KING                                                 Mgmt          For                            For
       P.E. LIPPINCOTT                                           Mgmt          For                            For
       M.C. NELSON                                               Mgmt          For                            For
       S.J. PALMISANO                                            Mgmt          For                            For
       S.S. REINEMUND                                            Mgmt          For                            For
       W.V. SHIPLEY                                              Mgmt          For                            For
       J.S. SIMON                                                Mgmt          For                            For
       R.W. TILLERSON                                            Mgmt          For                            For

02     RATIFICATION OF INDEPENDENT AUDITORS (PAGE 44)            Mgmt          For                            For

03     CUMULATIVE VOTING (PAGE 45)                               Shr           For                            Against

04     SPECIAL SHAREHOLDER MEETINGS (PAGE 47)                    Shr           For                            Against

05     BOARD CHAIRMAN AND CEO (PAGE 47)                          Shr           For                            Against

06     DIVIDEND STRATEGY (PAGE 48)                               Shr           Against                        For

07     SHAREHOLDER ADVISORY VOTE ON EXECUTIVE COMPENSATION       Shr           For                            Against
       (PAGE 50)

08     CEO COMPENSATION DECISIONS (PAGE 51)                      Shr           Against                        For

09     EXECUTIVE COMPENSATION REPORT (PAGE 52)                   Shr           Against                        For

10     EXECUTIVE COMPENSATION LIMIT (PAGE 53)                    Shr           Against                        For

11     INCENTIVE PAY RECOUPMENT (PAGE 54)                        Shr           For                            Against

12     POLITICAL CONTRIBUTIONS REPORT (PAGE 55)                  Shr           For                            Against

13     AMENDMENT OF EEO POLICY (PAGE 57)                         Shr           For                            Against

14     COMMUNITY ENVIRONMENTAL IMPACT (PAGE 58)                  Shr           Against                        For

15     GREENHOUSE GAS EMISSIONS GOALS  (PAGE 60)                 Shr           For                            Against

16     CO2 INFORMATION AT THE PUMP (PAGE 61)                     Shr           Against                        For

17     RENEWABLE ENERGY INVESTMENT LEVELS (PAGE 62)              Shr           Against                        For




--------------------------------------------------------------------------------------------------------------------------
 FAIR ISAAC CORPORATION                                                                      Agenda Number:  932619565
--------------------------------------------------------------------------------------------------------------------------
    Security:  303250104                                                             Meeting Type:  Annual
      Ticker:  FIC                                                                   Meeting Date:  12-Feb-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       A. GEORGE BATTLE                                          Mgmt          For                            For
       ANDREW CECERE                                             Mgmt          For                            For
       TONY J. CHRISTIANSON                                      Mgmt          For                            For
       GUY R. HENSHAW                                            Mgmt          For                            For
       ALEX W. HART                                              Mgmt          For                            For
       MARGARET L. TAYLOR                                        Mgmt          For                            For
       WILLIAM J. LANSING                                        Mgmt          Withheld                       Against

02     TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE            Mgmt          For                            For
       LLP AS THE COMPANY S INDEPENDENT AUDITORS FOR
       THE CURRENT FISCAL YEAR.




--------------------------------------------------------------------------------------------------------------------------
 FIRST DATA CORPORATION                                                                      Agenda Number:  932685285
--------------------------------------------------------------------------------------------------------------------------
    Security:  319963104                                                             Meeting Type:  Annual
      Ticker:  FDC                                                                   Meeting Date:  30-May-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     ELECTION OF DIRECTOR: DAVID A. COULTER                    Mgmt          For                            For

02     ELECTION OF DIRECTOR: HENRY C. DUQUES                     Mgmt          For                            For

03     ELECTION OF DIRECTOR: RICHARD P. KIPHART                  Mgmt          For                            For

04     ELECTION OF DIRECTOR: JOAN E. SPERO                       Mgmt          For                            For

05     THE APPROVAL OF AN INCREASE IN THE NUMBER OF              Mgmt          For                            For
       SHARES ISSUABLE UNDER THE COMPANY S EMPLOYEE
       STOCK PURCHASE PLAN BY 12,500,000 SHARES OF
       COMPANY COMMON STOCK.

06     THE APPROVAL OF THE 2006 NON-EMPLOYEE DIRECTOR            Mgmt          For                            For
       EQUITY COMPENSATION PLAN AND THE ALLOCATION
       OF 1,500,000 SHARES OF COMPANY COMMON STOCK
       TO THE PLAN.

07     THE APPROVAL OF AMENDMENTS TO THE COMPANY S               Mgmt          For                            For
       2002 LONG-TERM INCENTIVE PLAN.

08     THE RATIFICATION OF THE SELECTION OF ERNST &              Mgmt          For                            For
       YOUNG LLP AS THE INDEPENDENT REGISTERED PUBLIC
       ACCOUNTING FIRM FOR THE COMPANY FOR 2007.




--------------------------------------------------------------------------------------------------------------------------
 FISHER SCIENTIFIC INTERNATIONAL INC.                                                        Agenda Number:  932570333
--------------------------------------------------------------------------------------------------------------------------
    Security:  338032204                                                             Meeting Type:  Special
      Ticker:  FSH                                                                   Meeting Date:  30-Aug-2006
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     APPROVAL AND ADOPTION OF THE AGREEMENT AND PLAN           Mgmt          For                            For
       OF MERGER, DATED AS OF MAY 7, 2006, BY AND
       AMONG THERMO ELECTRON CORPORATION, TRUMPET
       MERGER CORPORATION AND FISHER.

02     ADJOURNMENT OF THE FISHER SPECIAL MEETING, IF             Mgmt          For                            For
       NECESSARY, TO SOLICIT ADDITIONAL PROXIES.




--------------------------------------------------------------------------------------------------------------------------
 HARRAH'S ENTERTAINMENT, INC.                                                                Agenda Number:  932641271
--------------------------------------------------------------------------------------------------------------------------
    Security:  413619107                                                             Meeting Type:  Special
      Ticker:  HET                                                                   Meeting Date:  05-Apr-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     PROPOSAL TO ADOPT THE AGREEMENT AND PLAN OF               Mgmt          For                            For
       MERGER, DATED AS OF DECEMBER 19, 2006, AMONG
       HAMLET HOLDINGS LLC, HAMLET MERGER INC. AND
       HARRAH S ENTERTAINMENT, INC.

02     PROPOSAL TO APPROVE THE ADJOURNMENT OR POSTPONEMENT       Mgmt          For                            For
       OF THE SPECIAL MEETING, IF NECESSARY OR APPROPRIATE,
       TO SOLICIT ADDITIONAL PROXIES IF THERE ARE
       INSUFFICIENT VOTES AT THE TIME OF THE MEETING
       TO ADOPT THE MERGER AGREEMENT.




--------------------------------------------------------------------------------------------------------------------------
 HARRAH'S ENTERTAINMENT, INC.                                                                Agenda Number:  932646372
--------------------------------------------------------------------------------------------------------------------------
    Security:  413619107                                                             Meeting Type:  Annual
      Ticker:  HET                                                                   Meeting Date:  26-Apr-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       STEPHEN F. BOLLENBACH                                     Mgmt          For                            For
       RALPH HORN                                                Mgmt          For                            For
       GARY W. LOVEMAN                                           Mgmt          For                            For
       BOAKE A. SELLS                                            Mgmt          For                            For

02     RATIFICATION OF THE APPOINTMENT OF DELOITTE               Mgmt          For                            For
       & TOUCHE LLP AS THE INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM FOR THE COMPANY FOR
       THE 2007 CALENDAR YEAR.




--------------------------------------------------------------------------------------------------------------------------
 HUDSON CITY BANCORP, INC.                                                                   Agenda Number:  932648833
--------------------------------------------------------------------------------------------------------------------------
    Security:  443683107                                                             Meeting Type:  Annual
      Ticker:  HCBK                                                                  Meeting Date:  24-Apr-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       WILLIAM J. COSGROVE                                       Mgmt          For                            For
       DONALD O. QUEST, M.D.                                     Mgmt          For                            For
       JOSEPH G. SPONHOLZ                                        Mgmt          For                            For

02     RATIFICATION OF THE APPOINTMENT OF KPMG LLP               Mgmt          For                            For
       AS THE COMPANY S INDEPENDENT REGISTERED PUBLIC
       ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING
       DECEMBER 31, 2007.




--------------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL FLAVORS & FRAGRANCES I                                                        Agenda Number:  932652185
--------------------------------------------------------------------------------------------------------------------------
    Security:  459506101                                                             Meeting Type:  Annual
      Ticker:  IFF                                                                   Meeting Date:  08-May-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       MARGARET HAYES ADAME                                      Mgmt          For                            For
       ROBERT M. AMEN                                            Mgmt          For                            For
       GUNTER BLOBEL                                             Mgmt          For                            For
       J. MICHAEL COOK                                           Mgmt          For                            For
       PETER A. GEORGESCU                                        Mgmt          For                            For
       ALEXANDRA A. HERZAN                                       Mgmt          For                            For
       HENRY W. HOWELL, JR.                                      Mgmt          For                            For
       ARTHUR C. MARTINEZ                                        Mgmt          For                            For
       BURTON M. TANSKY                                          Mgmt          For                            For

02     TO RATIFY THE SELECTION OF PRICEWATERHOUSECOOPERS         Mgmt          For                            For
       LLP AS THE COMPANY S INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM FOR 2007.

03     TO REAPPROVE THE BUSINESS CRITERIA USED FOR               Mgmt          For                            For
       SETTING PERFORMANCE GOALS UNDER THE 2000 STOCK
       AWARD AND INCENTIVE PLAN.




--------------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL GAME TECHNOLOGY                                                               Agenda Number:  932624085
--------------------------------------------------------------------------------------------------------------------------
    Security:  459902102                                                             Meeting Type:  Annual
      Ticker:  IGT                                                                   Meeting Date:  06-Mar-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       NEIL BARSKY                                               Mgmt          For                            For
       ROBERT A. BITTMAN                                         Mgmt          For                            For
       RICHARD R. BURT                                           Mgmt          For                            For
       PATTI S. HART                                             Mgmt          For                            For
       LESLIE S. HEISZ                                           Mgmt          For                            For
       ROBERT A. MATHEWSON                                       Mgmt          For                            For
       THOMAS J. MATTHEWS                                        Mgmt          For                            For
       ROBERT MILLER                                             Mgmt          For                            For
       FREDERICK B. RENTSCHLER                                   Mgmt          For                            For

02     RATIFICATION OF THE APPOINTMENT OF DELOITTE               Mgmt          For                            For
       & TOUCHE LLP AS IGT S INDEPENDENT AUDITORS
       FOR THE FISCAL YEAR ENDING SEPTEMBER 30, 2007.




--------------------------------------------------------------------------------------------------------------------------
 ISTAR FINANCIAL INC.                                                                        Agenda Number:  932703754
--------------------------------------------------------------------------------------------------------------------------
    Security:  45031U101                                                             Meeting Type:  Annual
      Ticker:  SFI                                                                   Meeting Date:  30-May-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JAY SUGARMAN                                              Mgmt          For                            For
       GLENN R. AUGUST                                           Mgmt          For                            For
       ROBERT W. HOLMAN, JR.                                     Mgmt          For                            For
       ROBIN JOSEPHS                                             Mgmt          For                            For
       CARTER MCCLELLAND                                         Mgmt          For                            For
       JOHN G. MCDONALD                                          Mgmt          For                            For
       GEORGE R. PUSKAR                                          Mgmt          For                            For
       JEFFREY A. WEBER                                          Mgmt          For                            For

02     APPROVAL OF ADOPTION OF ISTAR FINANCIAL INC.              Mgmt          For                            For
       2007 INCENTIVE COMPENSATION PLAN.

03     RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS Mgmt          For                            For
       LLP AS THE COMPANY S INDEPENDENT ACCOUNTANTS
       FOR THE FISCAL YEAR ENDING DECEMBER 31, 2007.




--------------------------------------------------------------------------------------------------------------------------
 LABORATORY CORP. OF AMERICA HOLDINGS                                                        Agenda Number:  932685451
--------------------------------------------------------------------------------------------------------------------------
    Security:  50540R409                                                             Meeting Type:  Annual
      Ticker:  LH                                                                    Meeting Date:  16-May-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       THOMAS P. MAC MAHON                                       Mgmt          For                            For
       KERRII B. ANDERSON                                        Mgmt          For                            For
       JEAN-LUC BELINGARD                                        Mgmt          Withheld                       Against
       DAVID P. KING                                             Mgmt          For                            For
       WENDY E. LANE                                             Mgmt          For                            For
       R.E. MITTELSTAEDT, JR.                                    Mgmt          For                            For
       A.H. RUBENSTEIN, MBBCH                                    Mgmt          For                            For
       BRADFORD T. SMITH                                         Mgmt          For                            For
       M. KEITH WEIKEL, PH.D.                                    Mgmt          For                            For
       R. SANDERS WILLIAMS, MD                                   Mgmt          For                            For

02     RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS Mgmt          For                            For
       LLP AS LABORATORY CORPORATION OF AMERICA HOLDINGS
       INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
       FOR 2007.




--------------------------------------------------------------------------------------------------------------------------
 LIBERTY MEDIA CORPORATION                                                                   Agenda Number:  932673569
--------------------------------------------------------------------------------------------------------------------------
    Security:  53071M104                                                             Meeting Type:  Annual
      Ticker:  LINTA                                                                 Meeting Date:  01-May-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     THE INCENTIVE PLAN PROPOSAL                               Mgmt          Against                        Against

02     DIRECTOR
       ROBERT R. BENNETT                                         Mgmt          For                            For
       PAUL A. GOULD                                             Mgmt          For                            For
       JOHN C. MALONE                                            Mgmt          Withheld                       Against

03     THE AUDITORS RATIFICATION PROPOSAL                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 LIBERTY MEDIA CORPORATION                                                                   Agenda Number:  932673569
--------------------------------------------------------------------------------------------------------------------------
    Security:  53071M302                                                             Meeting Type:  Annual
      Ticker:  LCAPA                                                                 Meeting Date:  01-May-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     THE INCENTIVE PLAN PROPOSAL                               Mgmt          Against                        Against

02     DIRECTOR
       ROBERT R. BENNETT                                         Mgmt          For                            For
       PAUL A. GOULD                                             Mgmt          For                            For
       JOHN C. MALONE                                            Mgmt          Withheld                       Against

03     THE AUDITORS RATIFICATION PROPOSAL                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 MEMC ELECTRONIC MATERIALS, INC.                                                             Agenda Number:  932587922
--------------------------------------------------------------------------------------------------------------------------
    Security:  552715104                                                             Meeting Type:  Annual
      Ticker:  WFR                                                                   Meeting Date:  25-Oct-2006
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       ROBERT J. BOEHLKE                                         Mgmt          For                            For
       C. DOUGLAS MARSH                                          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 MEMC ELECTRONIC MATERIALS, INC.                                                             Agenda Number:  932643910
--------------------------------------------------------------------------------------------------------------------------
    Security:  552715104                                                             Meeting Type:  Annual
      Ticker:  WFR                                                                   Meeting Date:  25-Apr-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JOHN MARREN                                               Mgmt          Withheld                       Against
       WILLIAM E. STEVENS                                        Mgmt          For                            For
       JAMES B. WILLIAMS                                         Mgmt          For                            For

02     APPROVAL OF AMENDMENT TO 2001 PLAN.                       Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 MICRON TECHNOLOGY, INC.                                                                     Agenda Number:  932604627
--------------------------------------------------------------------------------------------------------------------------
    Security:  595112103                                                             Meeting Type:  Annual
      Ticker:  MU                                                                    Meeting Date:  05-Dec-2006
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       STEVEN R. APPLETON                                        Mgmt          For                            For
       TERUAKI AOKI                                              Mgmt          For                            For
       JAMES W. BAGLEY                                           Mgmt          For                            For
       MERCEDES JOHNSON                                          Mgmt          For                            For
       LAWRENCE N. MONDRY                                        Mgmt          For                            For
       GORDON C. SMITH                                           Mgmt          For                            For
       ROBERT E. SWITZ                                           Mgmt          For                            For

02     PROPOSAL BY THE COMPANY TO APPROVE AN AMENDMENT           Mgmt          For                            For
       TO THE COMPANY S 2004 EQUITY INCENTIVE PLAN
       INCREASING THE NUMBER OF SHARES RESERVED FOR
       ISSUANCE THEREUNDER BY 30,000,000

03     PROPOSAL BY THE COMPANY TO RATIFY THE APPOINTMENT         Mgmt          For                            For
       OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY
       S INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR THE FISCAL YEAR ENDING AUGUST 30,
       2007

04     TO ACT UPON A SHAREHOLDER PROPOSAL IF PROPERLY            Shr           For                            Against
       PRESENTED AT THE MEETING




--------------------------------------------------------------------------------------------------------------------------
 MICROSOFT CORPORATION                                                                       Agenda Number:  932591173
--------------------------------------------------------------------------------------------------------------------------
    Security:  594918104                                                             Meeting Type:  Annual
      Ticker:  MSFT                                                                  Meeting Date:  14-Nov-2006
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: WILLIAM H. GATES III                Mgmt          For                            For

1B     ELECTION OF DIRECTOR: STEVEN A. BALLMER                   Mgmt          For                            For

1C     ELECTION OF DIRECTOR: JAMES I. CASH JR.                   Mgmt          For                            For

1D     ELECTION OF DIRECTOR: DINA DUBLON                         Mgmt          For                            For

1E     ELECTION OF DIRECTOR: RAYMOND V. GILMARTIN                Mgmt          For                            For

1F     ELECTION OF DIRECTOR: DAVID F. MARQUARDT                  Mgmt          For                            For

1G     ELECTION OF DIRECTOR: CHARLES H. NOSKI                    Mgmt          For                            For

1H     ELECTION OF DIRECTOR: HELMUT PANKE                        Mgmt          For                            For

1I     ELECTION OF DIRECTOR: JON A. SHIRLEY                      Mgmt          For                            For

02     RATIFICATION OF THE SELECTION OF DELOITTE &               Mgmt          For                            For
       TOUCHE LLP AS THE COMPANY S INDEPENDENT AUDITOR

03     SHAREHOLDER PROPOSAL - RESTRICTION ON SELLING             Shr           Against                        For
       PRODUCTS AND SERVICES TO FOREIGN GOVERNMENTS

04     SHAREHOLDER PROPOSAL - SEXUAL ORIENTATION IN              Shr           Against                        For
       EQUAL EMPLOYMENT OPPORTUNITY POLICY

05     SHAREHOLDER PROPOSAL - HIRING OF PROXY ADVISOR            Shr           Against                        For




--------------------------------------------------------------------------------------------------------------------------
 NATIONAL OILWELL VARCO, INC.                                                                Agenda Number:  932695046
--------------------------------------------------------------------------------------------------------------------------
    Security:  637071101                                                             Meeting Type:  Annual
      Ticker:  NOV                                                                   Meeting Date:  05-Jun-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       BEN A. GUILL                                              Mgmt          For                            For
       ROGER L. JARVIS                                           Mgmt          For                            For
       ERIC L. MATTSON                                           Mgmt          For                            For

02     RATIFICATION OF INDEPENDENT AUDITORS.                     Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 OMI CORPORATION                                                                             Agenda Number:  932714961
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y6476W104                                                             Meeting Type:  Annual
      Ticker:  OMM                                                                   Meeting Date:  28-Jun-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       MICHAEL KLABANOFF                                         Mgmt          For                            For
       DONALD C. TRAUSCHT                                        Mgmt          For                            For

02     RATIFICATION OF THE APPOINTMENT OF DELOITTE               Mgmt          For                            For
       & TOUCHE LLP AS AUDITORS OF THE CORPORATION
       FOR THE YEAR 2007.




--------------------------------------------------------------------------------------------------------------------------
 ONEOK, INC.                                                                                 Agenda Number:  932664938
--------------------------------------------------------------------------------------------------------------------------
    Security:  682680103                                                             Meeting Type:  Annual
      Ticker:  OKE                                                                   Meeting Date:  17-May-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       WILLIAM M. BELL                                           Mgmt          For                            For
       JOHN W. GIBSON                                            Mgmt          For                            For
       PATTYE L. MOORE                                           Mgmt          For                            For
       DAVID J. TIPPECONNIC                                      Mgmt          For                            For

02     A SHAREHOLDER PROPOSAL RELATING TO THE SEPARATION         Shr           Against                        For
       OF THE POSITIONS OF CHAIRMAN OF THE BOARD AND
       CHIEF EXECUTIVE OFFICER.




--------------------------------------------------------------------------------------------------------------------------
 ORACLE CORPORATION                                                                          Agenda Number:  932579747
--------------------------------------------------------------------------------------------------------------------------
    Security:  68389X105                                                             Meeting Type:  Annual
      Ticker:  ORCL                                                                  Meeting Date:  09-Oct-2006
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JEFFREY O. HENLEY                                         Mgmt          For                            For
       LAWRENCE J. ELLISON                                       Mgmt          For                            For
       DONALD L. LUCAS                                           Mgmt          For                            For
       MICHAEL J. BOSKIN                                         Mgmt          For                            For
       JACK F. KEMP                                              Mgmt          Withheld                       Against
       JEFFREY S. BERG                                           Mgmt          For                            For
       SAFRA A. CATZ                                             Mgmt          For                            For
       HECTOR GARCIA-MOLINA                                      Mgmt          For                            For
       H. RAYMOND BINGHAM                                        Mgmt          For                            For
       CHARLES E. PHILLIPS, JR                                   Mgmt          For                            For
       NAOMI O. SELIGMAN                                         Mgmt          For                            For

02     PROPOSAL FOR THE APPROVAL OF THE ADOPTION OF              Mgmt          For                            For
       THE FISCAL YEAR 2007 EXECUTIVE BONUS PLAN.

03     PROPOSAL TO RATIFY THE SELECTION OF ERNST &               Mgmt          For                            For
       YOUNG LLP AS INDEPENDENT REGISTERED PUBLIC
       ACCOUNTING FIRM OF THE COMPANY FOR THE FISCAL
       YEAR ENDING MAY 31, 2007.

04     PROPOSAL FOR THE APPROVAL OF THE AMENDED AND              Mgmt          For                            For
       RESTATED 1993 DIRECTORS  STOCK PLAN.




--------------------------------------------------------------------------------------------------------------------------
 PFIZER INC.                                                                                 Agenda Number:  932641637
--------------------------------------------------------------------------------------------------------------------------
    Security:  717081103                                                             Meeting Type:  Annual
      Ticker:  PFE                                                                   Meeting Date:  26-Apr-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       DENNIS A. AUSIELLO                                        Mgmt          For                            For
       MICHAEL S. BROWN                                          Mgmt          For                            For
       M. ANTHONY BURNS                                          Mgmt          For                            For
       ROBERT N. BURT                                            Mgmt          For                            For
       W. DON CORNWELL                                           Mgmt          For                            For
       WILLIAM H. GRAY, III                                      Mgmt          For                            For
       CONSTANCE J. HORNER                                       Mgmt          For                            For
       WILLIAM R. HOWELL                                         Mgmt          For                            For
       JEFFREY B. KINDLER                                        Mgmt          For                            For
       GEORGE A. LORCH                                           Mgmt          For                            For
       DANA G. MEAD                                              Mgmt          For                            For
       WILLIAM C. STEERE, JR.                                    Mgmt          For                            For

02     PROPOSAL TO RATIFY THE SELECTION OF KPMG LLP              Mgmt          For                            For
       AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR 2007.

03     SHAREHOLDER PROPOSAL RELATING TO CUMULATIVE               Shr           For                            Against
       VOTING.

04     SHAREHOLDER PROPOSAL REQUESTING A REPORT ON               Shr           Against                        For
       THE RATIONALE FOR EXPORTING ANIMAL EXPERIMENTATION.

05     SHAREHOLDER PROPOSAL REQUESTING A REPORT ON               Shr           Against                        For
       THE FEASIBILITY OF AMENDING PFIZER S CORPORATE
       POLICY ON LABORATORY ANIMAL CARE AND USE.

06     SHAREHOLDER PROPOSAL RELATING TO QUALIFICATIONS           Shr           Against                        For
       FOR DIRECTOR NOMINEES.




--------------------------------------------------------------------------------------------------------------------------
 PRAXAIR, INC.                                                                               Agenda Number:  932641079
--------------------------------------------------------------------------------------------------------------------------
    Security:  74005P104                                                             Meeting Type:  Annual
      Ticker:  PX                                                                    Meeting Date:  24-Apr-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JOSE P. ALVES                                             Mgmt          For                            For
       RONALD L. KUEHN, JR.                                      Mgmt          For                            For
       H. MITCHELL WATSON, JR.                                   Mgmt          For                            For
       ROBERT L. WOOD                                            Mgmt          For                            For

02     SHAREHOLDER PROPOSAL REGARDING DIRECTOR ELECTION          Shr           For                            Against
       PROCESS.

03     SHAREHOLDER PROPOSAL REGARDING STOCKHOLDER RIGHTS         Shr           Against                        For
       PLAN VOTE.

04     PROPOSAL TO RATIFY THE APPOINTMENT OF THE INDEPENDENT     Mgmt          For                            For
       AUDITOR.




--------------------------------------------------------------------------------------------------------------------------
 SILICON IMAGE, INC.                                                                         Agenda Number:  932685881
--------------------------------------------------------------------------------------------------------------------------
    Security:  82705T102                                                             Meeting Type:  Annual
      Ticker:  SIMG                                                                  Meeting Date:  23-May-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       MASOOD JABBAR                                             Mgmt          For                            For
       JOHN HODGE                                                Mgmt          For                            For

02     RATIFICATION OF APPOINTMENT OF DELOITTE & TOUCHE          Mgmt          For                            For
       LLP AS SILICON IMAGE S INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM




--------------------------------------------------------------------------------------------------------------------------
 SOUTHERN UNION COMPANY                                                                      Agenda Number:  932662516
--------------------------------------------------------------------------------------------------------------------------
    Security:  844030106                                                             Meeting Type:  Annual
      Ticker:  SUG                                                                   Meeting Date:  01-May-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       DAVID BRODSKY                                             Mgmt          For                            For
       FRANK W. DENIUS                                           Mgmt          For                            For
       KURT A. GITTER, M.D.                                      Mgmt          For                            For
       HERBERT H. JACOBI                                         Mgmt          For                            For
       ADAM M. LINDEMANN                                         Mgmt          Withheld                       Against
       GEORGE L. LINDEMANN                                       Mgmt          For                            For
       THOMAS N. MCCARTER, III                                   Mgmt          For                            For
       GEORGE ROUNTREE, III                                      Mgmt          For                            For
       ALLAN D. SCHERER                                          Mgmt          For                            For

02     THE RATIFICATION OF THE APPOINTMENT OF PRICEWATERCOOPERS  Mgmt          For                            For
       LLP AS SOUTHERN UNION S INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM FOR THE YEAR ENDING
       DECEMBER 31, 2007.




--------------------------------------------------------------------------------------------------------------------------
 SYSCO CORPORATION                                                                           Agenda Number:  932588380
--------------------------------------------------------------------------------------------------------------------------
    Security:  871829107                                                             Meeting Type:  Annual
      Ticker:  SYY                                                                   Meeting Date:  10-Nov-2006
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JONATHAN GOLDEN*                                          Mgmt          For                            For
       JOSEPH A. HAFNER, JR.*                                    Mgmt          For                            For
       NANCY S. NEWCOMB*                                         Mgmt          For                            For
       RICHARD J. SCHNIEDERS*                                    Mgmt          For                            For
       MANUEL A. FERNANDEZ**                                     Mgmt          For                            For

02     APPROVAL OF RATIFICATION OF APPOINTMENT OF ERNST          Mgmt          For                            For
       & YOUNG LLP AS THE COMPANY S INDEPENDENT ACCOUNTANTS
       FOR FISCAL 2007.

03     SHAREHOLDER PROPOSAL REQUESTING THAT THE BOARD            Shr           For                            Against
       OF DIRECTORS IMPLEMENT A MAJORITY VOTE POLICY
       BY TAKING CERTAIN SPECIFIED ACTIONS.




--------------------------------------------------------------------------------------------------------------------------
 THE BANK OF NEW YORK COMPANY, INC.                                                          Agenda Number:  932640762
--------------------------------------------------------------------------------------------------------------------------
    Security:  064057102                                                             Meeting Type:  Annual
      Ticker:  BK                                                                    Meeting Date:  10-Apr-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       MR. BIONDI                                                Mgmt          For                            For
       MR. DONOFRIO                                              Mgmt          For                            For
       MR. HASSELL                                               Mgmt          For                            For
       MR. KOGAN                                                 Mgmt          For                            For
       MR. KOWALSKI                                              Mgmt          For                            For
       MR. LUKE                                                  Mgmt          For                            For
       MS. REIN                                                  Mgmt          For                            For
       MR. RENYI                                                 Mgmt          For                            For
       MR. RICHARDSON                                            Mgmt          For                            For
       MR. SCOTT                                                 Mgmt          For                            For
       MR. VAUGHAN                                               Mgmt          For                            For

02     A VOTE  FOR  RATIFICATION OF AUDITORS                     Mgmt          For                            For

03     SHAREHOLDER PROPOSAL WITH RESPECT TO SIMPLE               Shr           For                            Against
       MAJORITY VOTING

04     SHAREHOLDER PROPOSAL WITH RESPECT TO CUMULATIVE           Shr           For                            Against
       VOTING.

05     SHAREHOLDER PROPOSAL WITH RESPECT TO EXECUTIVE            Shr           For                            Against
       COMPENSATION.




--------------------------------------------------------------------------------------------------------------------------
 THE BANK OF NEW YORK COMPANY, INC.                                                          Agenda Number:  932692761
--------------------------------------------------------------------------------------------------------------------------
    Security:  064057102                                                             Meeting Type:  Special
      Ticker:  BK                                                                    Meeting Date:  24-May-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO ADOPT THE AMENDED AND RESTATED AGREEMENT               Mgmt          For                            For
       AND PLAN OF MERGER, DATED AS OF 12/3/06, AMENDED
       AND RESTATED AS OF 2/23/07, AND FURTHER AMENDED
       AND RESTATED AS OF 3/30/07, BY AND BETWEEN
       MELLON FINANCIAL CORPORATION, THE BANK OF NEW
       YORK COMPANY, INC. AND THE BANK OF NEW YORK
       MELLON CORPORATION, ALL AS MORE FULLY DESCRIBED
       IN THE PROXY STATEMENT.

02     TO APPROVE A PROVISION IN THE CERTIFICATE OF              Mgmt          For                            For
       INCORPORATION OF NEWCO REQUIRING THE AFFIRMATIVE
       VOTE OF THE HOLDERS OF AT LEAST 75 PERCENT
       OF THE OUTSTANDING VOTING SHARES OF NEWCO FOR
       DIRECT SHAREHOLDER AMENDMENT OF ARTICLE V OF
       THE BY-LAWS, ALL AS MORE FULLY DESCRIBED IN
       THE PROXY STATEMENT.

03     TO APPROVE THE NUMBER OF AUTHORIZED SHARES OF             Mgmt          For                            For
       NEWCO CAPITAL STOCK AS SET FORTH IN NEWCO S
       CERTIFICATE OF INCORPORATION.

04     TO ADJOURN THE BANK OF NEW YORK SPECIAL MEETING,          Mgmt          For                            For
       IF NECESSARY OR APPROPRIATE, INCLUDING TO SOLICIT
       ADDITIONAL PROXIES.




--------------------------------------------------------------------------------------------------------------------------
 THE BOEING COMPANY                                                                          Agenda Number:  932651676
--------------------------------------------------------------------------------------------------------------------------
    Security:  097023105                                                             Meeting Type:  Annual
      Ticker:  BA                                                                    Meeting Date:  30-Apr-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: JOHN H. BIGGS                       Mgmt          For                            For

1B     ELECTION OF DIRECTOR: JOHN E. BRYSON                      Mgmt          For                            For

1C     ELECTION OF DIRECTOR: ARTHUR D. COLLINS, JR.              Mgmt          For                            For

1D     ELECTION OF DIRECTOR: LINDA Z. COOK                       Mgmt          For                            For

1E     ELECTION OF DIRECTOR: WILLIAM M. DALEY                    Mgmt          For                            For

1F     ELECTION OF DIRECTOR: KENNETH M. DUBERSTEIN               Mgmt          For                            For

1G     ELECTION OF DIRECTOR: JOHN F. MCDONNELL                   Mgmt          For                            For

1H     ELECTION OF DIRECTOR: W. JAMES MCNERNEY, JR.              Mgmt          For                            For

1I     ELECTION OF DIRECTOR: RICHARD D. NANULA                   Mgmt          For                            For

1J     ELECTION OF DIRECTOR: ROZANNE L. RIDGWAY                  Mgmt          For                            For

1K     ELECTION OF DIRECTOR: MIKE S. ZAFIROVSKI                  Mgmt          For                            For

02     ADVISORY VOTE ON APPOINTMENT OF DELOITTE & TOUCHE         Mgmt          For                            For
       LLP AS INDEPENDENT AUDITORS.

03     PREPARE A REPORT ON FOREIGN MILITARY SALES.               Shr           Against                        For

04     DEVELOP AND ADOPT HUMAN RIGHTS POLICIES.                  Shr           For                            Against

05     PREPARE A REPORT ON CHARITABLE CONTRIBUTIONS.             Shr           Against                        For

06     PREPARE A REPORT ON POLITICAL CONTRIBUTIONS.              Shr           For                            Against

07     SEPARATE THE ROLES OF CEO AND CHAIRMAN.                   Shr           Against                        For

08     SUBJECT RIGHTS PLANS TO SHAREHOLDER VOTE.                 Shr           Against                        For

09     ADVISORY VOTE ON COMPENSATION DISCUSSION AND              Shr           For                            Against
       ANALYSIS.

10     ADOPT A POLICY ON PERFORMANCE-BASED STOCK OPTIONS.        Shr           For                            Against

11     RECOUP UNEARNED MANAGEMENT BONUSES.                       Shr           Against                        For




--------------------------------------------------------------------------------------------------------------------------
 THE HERSHEY COMPANY                                                                         Agenda Number:  932642401
--------------------------------------------------------------------------------------------------------------------------
    Security:  427866108                                                             Meeting Type:  Annual
      Ticker:  HSY                                                                   Meeting Date:  17-Apr-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       J.A. BOSCIA                                               Mgmt          For                            For
       R.H. CAMPBELL                                             Mgmt          For                            For
       R.F. CAVANAUGH                                            Mgmt          For                            For
       G.P. COUGHLAN                                             Mgmt          For                            For
       H. EDELMAN                                                Mgmt          For                            For
       B.G. HILL                                                 Mgmt          For                            For
       A.F. KELLY, JR.                                           Mgmt          For                            For
       R.H. LENNY                                                Mgmt          For                            For
       M.J. MCDONALD                                             Mgmt          For                            For
       M.J. TOULANTIS                                            Mgmt          For                            For

02     RATIFY APPOINTMENT OF KPMG LLP AS INDEPENDENT             Mgmt          For                            For
       AUDITORS FOR 2007.

03     APPROVE THE HERSHEY COMPANY EQUITY AND INCENTIVE          Mgmt          Against                        Against
       COMPENSATION PLAN.




--------------------------------------------------------------------------------------------------------------------------
 THE TORO COMPANY                                                                            Agenda Number:  932626774
--------------------------------------------------------------------------------------------------------------------------
    Security:  891092108                                                             Meeting Type:  Annual
      Ticker:  TTC                                                                   Meeting Date:  13-Mar-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       R.C. BUHRMASTER                                           Mgmt          For                            For
       W.H. BUXTON                                               Mgmt          For                            For
       R.H. NASSAU                                               Mgmt          For                            For
       C.A. TWOMEY                                               Mgmt          For                            For

02     RE-APPROVE THE TORO COMPANY PERFORMANCE SHARE             Mgmt          For                            For
       PLAN

03     RATIFY SELECTION OF INDEPENDENT REGISTERED PUBLIC         Mgmt          For                            For
       ACCOUNTING FIRM




--------------------------------------------------------------------------------------------------------------------------
 THE WESTERN UNION COMPANY                                                                   Agenda Number:  932659886
--------------------------------------------------------------------------------------------------------------------------
    Security:  959802109                                                             Meeting Type:  Annual
      Ticker:  WU                                                                    Meeting Date:  10-May-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       DINYAR S. DEVITRE                                         Mgmt          For                            For
       BETSY D. HOLDEN                                           Mgmt          For                            For
       CHRISTINA A. GOLD                                         Mgmt          For                            For

02     APPROVAL OF THE WESTERN UNION COMPANY 2006 LONG-TERM      Mgmt          For                            For
       INCENTIVE PLAN

03     APPROVAL OF THE WESTERN UNION COMPANY SENIOR              Mgmt          For                            For
       EXECUTIVE ANNUAL INCENTIVE PLAN

04     RATIFICATION OF SELECTION OF AUDITORS                     Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 THERMO FISHER SCIENTIFIC INC.                                                               Agenda Number:  932689485
--------------------------------------------------------------------------------------------------------------------------
    Security:  883556102                                                             Meeting Type:  Annual
      Ticker:  TMO                                                                   Meeting Date:  15-May-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     ELECTION OF DIRECTORS: MARIJN E. DEKKERS                  Mgmt          For                            For

02     APPROVAL AND ADOPTION OF THE THERMO FISHER SCIENTIFIC     Mgmt          For                            For
       INC. 2007 EMPLOYEES  STOCK PURCHASE PLAN.

03     RATIFICATION OF SELECTION OF INDEPENDENT AUDITORS.        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 THQ INC.                                                                                    Agenda Number:  932556573
--------------------------------------------------------------------------------------------------------------------------
    Security:  872443403                                                             Meeting Type:  Annual
      Ticker:  THQI                                                                  Meeting Date:  20-Jul-2006
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       BRIAN  J. FARRELL                                         Mgmt          For                            For
       LAWRENCE BURSTEIN                                         Mgmt          For                            For
       HENRY T. DENERO                                           Mgmt          For                            For
       BRIAN P. DOUGHERTY                                        Mgmt          For                            For
       JEFFREY W. GRIFFITHS                                      Mgmt          For                            For
       JAMES L. WHIMS                                            Mgmt          For                            For

02     APPROVAL OF THE THQ INC. 2006 LONG-TERM INCENTIVE         Mgmt          For                            For
       PLAN.

03     APPROVAL OF THE THQ INC. EMPLOYEE STOCK PURCHASE          Mgmt          For                            For
       PLAN.

04     RATIFICATION OF THE INDEPENDENT REGISTERED PUBLIC         Mgmt          For                            For
       ACCOUNTING FIRM: TO RATIFY THE APPOINTMENT
       OF DELOITTE & TOUCHE LLP AS THE COMPANY S INDEPENDENT
       REGISTERED PUBLIC ACCOUNTING FIRM FOR THE COMPANY
       S FISCAL YEAR ENDING MARCH 31, 2007.




--------------------------------------------------------------------------------------------------------------------------
 VENTAS, INC.                                                                                Agenda Number:  932700253
--------------------------------------------------------------------------------------------------------------------------
    Security:  92276F100                                                             Meeting Type:  Annual
      Ticker:  VTR                                                                   Meeting Date:  16-May-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       DEBRA A. CAFARO                                           Mgmt          For                            For
       DOUGLAS CROCKER II                                        Mgmt          For                            For
       JAY M. GELLERT                                            Mgmt          For                            For
       RONALD G. GEARY                                           Mgmt          For                            For
       CHRISTOPHER T. HANNON                                     Mgmt          For                            For
       SHELI Z. ROSENBERG                                        Mgmt          For                            For
       THOMAS C. THEOBALD                                        Mgmt          For                            For

02     DIRECTORS  PROPOSAL: TO RATIFY THE APPOINTMENT            Mgmt          For                            For
       OF ERNST & YOUNG LLP AS THE INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR 2007.

03     DIRECTORS  PROPOSAL: TO APPROVE AN AMENDMENT              Mgmt          For                            For
       TO THE CERTIFICATE OF INCORPORATION TO INCREASE
       THE AUTHORIZED COMMON STOCK.

04     DIRECTORS  PROPOSAL: TO APPROVE AN AMENDMENT              Mgmt          For                            For
       TO THE CERTIFICATE OF INCORPORATION TO INCLUDE
       CERTAIN PROVISIONS LIMITING THE CONSTRUCTIVE
       OWNERSHIP OF THE CAPITAL STOCK IN ORDER TO
       PROVIDE FURTHER ASSURANCES FOR CONTINUED COMPLIANCE
       AS A QUALIFIED REAL ESTATE INVESTMENT TRUST
       UNDER U.S. FEDERAL INCOME TAX LAW.




--------------------------------------------------------------------------------------------------------------------------
 WASTE MANAGEMENT, INC.                                                                      Agenda Number:  932647045
--------------------------------------------------------------------------------------------------------------------------
    Security:  94106L109                                                             Meeting Type:  Annual
      Ticker:  WMI                                                                   Meeting Date:  04-May-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     PROPOSAL TO ELECT: PASTORA SAN JUAN CAFFERTY              Mgmt          For                            For

1B     PROPOSAL TO ELECT: FRANK M. CLARK, JR.                    Mgmt          For                            For

1C     PROPOSAL TO ELECT: PATRICK W. GROSS                       Mgmt          For                            For

1D     PROPOSAL TO ELECT: THOMAS I. MORGAN                       Mgmt          For                            For

1E     PROPOSAL TO ELECT: JOHN C. POPE                           Mgmt          For                            For

1F     PROPOSAL TO ELECT: W. ROBERT REUM                         Mgmt          For                            For

1G     PROPOSAL TO ELECT: STEVEN G. ROTHMEIER                    Mgmt          For                            For

1H     PROPOSAL TO ELECT: DAVID P. STEINER                       Mgmt          For                            For

1I     PROPOSAL TO ELECT: THOMAS H. WEIDEMEYER                   Mgmt          For                            For

02     PROPOSAL TO RATIFY THE APPOINTMENT OF ERNST               Mgmt          For                            For
       & YOUNG LLP AS THE INDEPENDENT REGISTERED PUBLIC
       ACCOUNTING FIRM FOR 2007.




--------------------------------------------------------------------------------------------------------------------------
 WELLPOINT, INC.                                                                             Agenda Number:  932666792
--------------------------------------------------------------------------------------------------------------------------
    Security:  94973V107                                                             Meeting Type:  Annual
      Ticker:  WLP                                                                   Meeting Date:  16-May-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       SHEILA P. BURKE                                           Mgmt          For                            For
       VICTOR S. LISS                                            Mgmt          For                            For
       JANE G. PISANO, PH.D.                                     Mgmt          For                            For
       GEORGE A. SCHAEFER, JR.                                   Mgmt          For                            For
       JACKIE M. WARD                                            Mgmt          For                            For
       JOHN E. ZUCCOTTI                                          Mgmt          For                            For

02     TO APPROVE MAJORITY VOTING FOR THE ELECTION               Mgmt          For                            For
       OF DIRECTORS IN NON-CONTESTED ELECTIONS.

03     TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP            Mgmt          For                            For
       AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR THE COMPANY FOR 2007.




--------------------------------------------------------------------------------------------------------------------------
 WEYERHAEUSER COMPANY                                                                        Agenda Number:  932642615
--------------------------------------------------------------------------------------------------------------------------
    Security:  962166104                                                             Meeting Type:  Annual
      Ticker:  WY                                                                    Meeting Date:  19-Apr-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       STEVEN R. ROGEL                                           Mgmt          Withheld                       Against
       DEBRA A. CAFARO                                           Mgmt          For                            For
       RICHARD H. SINKFIELD                                      Mgmt          Withheld                       Against
       D. MICHAEL STEUERT                                        Mgmt          Withheld                       Against
       JAMES N. SULLIVAN                                         Mgmt          Withheld                       Against
       KIM WILLIAMS                                              Mgmt          For                            For

02     SHAREHOLDER PROPOSAL ON POLITICAL CONTRIBUTIONS           Shr           Against                        For

03     SHAREHOLDER PROPOSAL ON MAJORITY VOTE                     Shr           For                            Against

04     SHAREHOLDER PROPOSAL ON WOOD SUPPLY                       Shr           Against                        For

05     APPROVAL, ON AN ADVISORY BASIS, OF THE APPOINTMENT        Mgmt          For                            For
       OF AUDITORS



* Management position unknown

</PRE>

                                  SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                The World Funds, Inc.

By: (Signature and Title): /s/ John Pasco, III
                           ------------------
                           John Pasco, III,
                           Chairman

Date:                      August 30, 2007